SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Aerospace/Defense — 1.5%
General Electric Co.	96,660	$28,024,634
Auto Manufacturers — 0.6%
Ferrari NV	30,974	10,757,270
Beverages — 2.4%
Celsius Holdings, Inc.†	305,708	10,262,618
Monster Beverage Corp.†	434,907	33,518,282
		43,780,900
Biotechnology — 1.7%
Argenx SE ADR†	5,850	4,573,062
Genmab A/S ADR†	161,398	4,280,275
Vertex Pharmaceuticals, Inc.†	52,924	22,618,659
		31,471,996
Building Materials — 0.5%
Trane Technologies PLC	8,716	4,292,979
Trex Co., Inc.†	98,240	3,851,008
		8,143,987
Chemicals — 1.0%
Sherwin-Williams Co.	58,633	18,856,959
Commercial Services — 2.3%
Toast, Inc., Class A†	315,790	9,006,331
United Rentals, Inc.	13,370	12,833,061
Verisk Analytics, Inc.	106,698	19,684,714
		41,524,106
Computers — 2.8%
Apple, Inc.	188,160	51,057,216
Diversified Financial Services — 4.6%
Cboe Global Markets, Inc.	52,753	15,830,647
Visa, Inc., Class A	207,351	68,392,654
		84,223,301
Electrical Components & Equipment — 0.5%
Eaton Corp. PLC	19,580	8,478,336
Electronics — 1.2%
Garmin, Ltd.	32,780	8,232,369
Mettler-Toledo International, Inc.†	10,676	13,629,088
		21,861,457
Healthcare-Products — 2.9%
Edwards Lifesciences Corp.†	17,261	1,441,294
Intuitive Surgical, Inc.†	56,276	25,752,460
Stryker Corp.	51,326	16,174,362
Waters Corp.†	27,498	8,503,207
		51,871,323
Healthcare-Services — 1.0%
UnitedHealth Group, Inc.	50,906	18,859,655
Insurance — 0.6%
Progressive Corp.	54,567	10,983,246
Internet — 27.9%
Alphabet, Inc., Class C	483,688	184,739,795
Amazon.com, Inc.†	524,470	139,016,018
AppLovin Corp., Class A†	32,459	14,488,075
Meta Platforms, Inc., Class A	144,892	88,660,864
Netflix, Inc.†	574,170	53,748,054
Security Description	Shares or Principal Amount	Value

Internet (continued)
Reddit, Inc., Class A†	69,506	$10,233,368
Shopify, Inc., Class A†	118,826	14,393,393
		505,279,567
Miscellaneous Manufacturing — 0.5%
ITT, Inc.	43,430	9,308,786
Pharmaceuticals — 4.2%
Dexcom, Inc.†	160,370	9,550,034
Eli Lilly & Co.	50,343	47,050,568
McKesson Corp.	23,027	18,771,610
		75,372,212
Retail — 7.0%
Cava Group, Inc.†	102,110	9,538,095
Chipotle Mexican Grill, Inc.†	280,345	9,528,927
Costco Wholesale Corp.	39,430	40,002,918
Home Depot, Inc.	85,078	27,973,646
Texas Roadhouse, Inc.	56,585	9,109,619
TJX Cos., Inc.	163,130	25,570,627
Tractor Supply Co.	137,699	4,833,235
		126,557,067
Semiconductors — 24.6%
Applied Materials, Inc.	39,493	15,579,594
ASML Holding NV	13,042	18,767,308
Astera Labs, Inc.†	40,006	7,790,768
Broadcom, Inc.	300,256	125,335,862
KLA Corp.	7,760	13,582,716
NVIDIA Corp.	914,304	182,467,649
QUALCOMM, Inc.	52,429	9,415,200
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	105,619	41,831,461
Texas Instruments, Inc.	111,447	31,325,523
		446,096,081
Software — 9.6%
Broadridge Financial Solutions, Inc.	54,250	8,353,415
Cadence Design Systems, Inc.†	77,415	25,515,210
Manhattan Associates, Inc.†	42,586	5,872,183
Microsoft Corp.	274,737	112,032,254
Procore Technologies, Inc.†	134,830	7,628,681
Veeva Systems, Inc., Class A†	100,207	15,629,286
		175,031,029
Telecommunications — 0.6%
Motorola Solutions, Inc.	23,287	10,223,692
Transportation — 0.9%
Saia, Inc.†	35,937	16,129,244
Total Common Stocks (cost $1,101,767,143)		1,793,892,064
RIGHTS — 0.0%
Healthcare-Products — 0.0%
ABIOMED, Inc. CVR†(1)†(1) (cost $29,861)	29,276	73,922
TOTAL INVESTMENTS (cost $1,101,797,004)	98.9%	1,793,965,986
Other assets less liabilities	1.1	20,482,008
NET ASSETS	100.0%	$1,814,447,994

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

ADR—American Depositary Receipt
CVR—Contingent Value Rights
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,793,892,064	$—	$—	$1,793,892,064
Rights	—	—	73,922	73,922
Total Investments at Value	$1,793,892,064	$—	$73,922	$1,793,965,986

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Aerospace/Defense — 0.8%
Hexcel Corp.	43,081	$4,044,013
Auto Parts & Equipment — 2.8%
BorgWarner, Inc.	136,299	7,764,954
Versigent PLC†	168,255	5,883,877
		13,648,831
Banks — 7.5%
First BanCorp. Puerto Rico	154,329	3,747,108
First Citizens BancShares, Inc., Class A	3,080	6,110,166
Flagstar Bank N.A.	331,679	4,633,556
Independent Bank Corp.	52,021	4,057,118
Texas Capital Bancshares, Inc.†	51,954	5,231,768
UMB Financial Corp.	46,707	5,893,022
Walker & Dunlop, Inc.	56,613	2,850,464
Wintrust Financial Corp.	28,400	4,276,188
		36,799,390
Building Materials — 2.6%
Boise Cascade Co.	58,834	4,663,771
Eagle Materials, Inc.	20,436	4,293,808
Gibraltar Industries, Inc.†	100,687	3,929,814
		12,887,393
Chemicals — 2.2%
Element Solutions, Inc.	122,071	5,199,004
RPM International, Inc.	52,433	5,342,398
		10,541,402
Commercial Services — 5.0%
ADT, Inc.	738,087	5,557,795
First Advantage Corp.†	367,807	4,693,217
ICF International, Inc.	3,876	277,754
Laureate Education, Inc.†	106,990	3,219,864
Robert Half, Inc.	178,241	4,742,993
WillScot Holdings Corp.	261,620	5,923,077
		24,414,700
Computers — 3.3%
CACI International, Inc., Class A†	10,633	5,524,269
Crane NXT Co.	122,386	5,468,206
Globant SA†	65,064	2,682,589
Sandisk Corp.†	2,352	2,578,992
		16,254,056
Distribution/Wholesale — 0.9%
Core & Main, Inc., Class A†	89,247	4,495,371
Diversified Financial Services — 2.0%
Invesco, Ltd.	194,031	5,085,553
Stifel Financial Corp.	62,030	4,888,584
		9,974,137
Electric — 1.7%
IDACORP., Inc.	56,126	8,292,055
Electrical Components & Equipment — 1.0%
Universal Display Corp.	54,575	4,752,937
Electronics — 4.6%
Avnet, Inc.	98,399	8,118,902
Plexus Corp.†	24,749	6,201,604
TD SYNNEX Corp.	36,440	8,314,879
		22,635,385
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 1.5%
Cardinal Infrastructure Group, Inc., Class A†	28,627	$1,518,090
Frontdoor, Inc.†	84,744	5,815,981
		7,334,071
Environmental Control — 0.7%
Pentair PLC	42,056	3,394,340
Food — 1.5%
US Foods Holding Corp.†	80,916	7,564,837
Gas — 1.9%
Chesapeake Utilities Corp.	33,472	4,221,488
ONE Gas, Inc.	58,344	5,205,452
		9,426,940
Healthcare-Products — 4.7%
Bio-Techne Corp.	99,926	5,527,906
Envista Holdings Corp.†	223,703	5,802,856
Globus Medical, Inc., Class A†	71,401	6,438,942
Integer Holdings Corp.†	58,699	5,195,449
		22,965,153
Healthcare-Services — 3.1%
Encompass Health Corp.	41,870	4,187,000
ICON PLC†	33,036	3,909,150
Tenet Healthcare Corp.†	40,924	7,248,459
		15,344,609
Home Builders — 0.7%
Taylor Morrison Home Corp.†	59,382	3,606,863
Household Products/Wares — 0.8%
WD-40 Co.	17,655	3,706,844
Insurance — 2.8%
Everest Group, Ltd.	16,906	6,031,385
Hanover Insurance Group, Inc.	40,264	7,557,150
		13,588,535
Internet — 1.5%
F5, Inc.†	23,308	7,549,461
Investment Companies — 1.5%
HA Sustainable Infrastructure Capital, Inc.	169,476	7,109,518
Iron/Steel — 1.9%
Reliance, Inc.	25,404	9,208,950
Leisure Time — 0.6%
Brunswick Corp.	38,251	3,039,042
Lodging — 0.8%
Hyatt Hotels Corp., Class A	23,921	4,008,442
Machinery-Construction & Mining — 2.6%
Oshkosh Corp.	44,546	6,962,540
Terex Corp.	89,806	5,585,933
		12,548,473
Machinery-Diversified — 3.2%
CNH Industrial NV	342,733	3,670,670
Regal Rexnord Corp.	36,629	7,876,334
Tennant Co.	46,441	3,856,461
		15,403,465
Miscellaneous Manufacturing — 1.8%
Avient Corp.	116,998	4,338,286
JBT Marel Corp.	35,781	4,225,736
		8,564,022

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office/Business Equipment — 0.8%
Zebra Technologies Corp., Class A†	17,143	$3,878,775
Oil & Gas — 2.4%
Magnolia Oil & Gas Corp., Class A	164,884	4,986,092
Matador Resources Co.	90,232	5,724,318
Northern Oil & Gas, Inc.	37,356	1,014,589
		11,724,999
Oil & Gas Services — 1.7%
TechnipFMC PLC	113,021	8,540,997
Packaging & Containers — 0.8%
O-I Glass, Inc.†	437,989	3,990,080
Real Estate — 1.4%
Jones Lang LaSalle, Inc.†	20,764	6,605,651
REITS — 5.7%
American Healthcare REIT, Inc.	47,936	2,434,190
Brixmor Property Group, Inc.	109,500	3,294,855
Broadstone Net Lease, Inc.	144,900	2,869,020
COPT Defense Properties	166,812	5,212,875
CubeSmart	59,288	2,399,978
Independence Realty Trust, Inc.	266,403	4,345,033
Ryman Hospitality Properties, Inc.	26,602	2,795,604
STAG Industrial, Inc.	113,031	4,360,736
		27,712,291
Retail — 3.2%
Bath & Body Works, Inc.	208,789	4,058,858
BJ's Wholesale Club Holdings, Inc.†	69,013	6,479,631
Dollar Tree, Inc.†	52,955	5,142,460
		15,680,949
Savings & Loans — 1.1%
WaFd, Inc.	156,003	5,522,506
Semiconductors — 3.1%
FormFactor, Inc.†	43,424	5,902,624
ON Semiconductor Corp.†	91,417	9,215,748
		15,118,372
Security Description	Shares or Principal Amount	Value

Software — 1.5%
ACI Worldwide, Inc.†	99,804	$4,313,529
NICE, Ltd. ADR†	27,520	2,807,590
		7,121,119
Telecommunications — 2.5%
Calix, Inc.†	100,001	4,356,044
Ciena Corp.†	15,149	7,992,309
		12,348,353
Toys/Games/Hobbies — 1.4%
Hasbro, Inc.	70,627	6,768,892
Transportation — 6.4%
ArcBest Corp.	42,128	5,374,269
C.H. Robinson Worldwide, Inc.	38,056	6,918,961
GXO Logistics, Inc.†	105,280	6,014,647
Kirby Corp.†	40,561	6,106,053
Knight-Swift Transportation Holdings, Inc.	104,658	6,792,304
		31,206,234
Trucking & Leasing — 1.2%
GATX Corp.	30,926	6,059,022
TOTAL INVESTMENTS (cost $424,694,824)	99.2%	485,381,475
Other assets less liabilities	0.8	3,822,264
NET ASSETS	100.0%	$489,203,739

†	Non-income producing security

ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$485,381,475	$—	$—	$485,381,475

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA BlackRock Advantage International Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.2%
Australia — 5.3%
AGL Energy, Ltd.	96,387	$663,158
APA Group	63,620	473,632
Aristocrat Leisure, Ltd.	11,289	388,998
Aurizon Holdings, Ltd.	149,072	448,153
BHP Group, Ltd.	61,192	2,422,327
Charter Hall Group	26,496	389,167
Coles Group, Ltd.	1,293	20,616
Commonwealth Bank of Australia	8,921	1,118,866
Computershare, Ltd.	43,586	952,572
CSL, Ltd.	9,004	812,776
Evolution Mining, Ltd.	89,704	779,671
Fortescue, Ltd.	110,309	1,582,115
JB Hi-Fi, Ltd.	777	43,463
Macquarie Group, Ltd.	3,450	591,711
Mirvac Group	468,894	575,910
National Australia Bank, Ltd.	25,828	744,505
Orica, Ltd.	73,450	1,121,190
Origin Energy, Ltd.	111,139	974,465
Perseus Mining, Ltd.	23,365	91,710
Regis Resources, Ltd.	144,618	721,330
Rio Tinto, Ltd.	2,729	329,767
Sandfire Resources, Ltd.†	3,974	46,843
Santos, Ltd.	145,023	834,334
Telstra Group, Ltd.	146,167	560,752
Transurban Group	16,966	172,277
Vault Minerals, Ltd.	48,343	158,808
Wesfarmers, Ltd.	926	48,942
Westgold Resources, Ltd.	48,649	188,927
Woodside Energy Group, Ltd.	6,516	155,978
		17,412,963
Austria — 0.5%
Erste Group Bank AG	13,361	1,492,797
OMV AG	2,949	208,259
		1,701,056
Belgium — 0.9%
Anheuser-Busch InBev SA NV	19,250	1,455,106
KBC Group NV	2,632	351,245
UCB SA	3,831	1,033,987
		2,840,338
Bermuda — 0.2%
Jardine Matheson Holdings, Ltd.	10,800	734,583
Denmark — 1.8%
AP Moller-Maersk A/S, Series A	197	461,882
AP Moller-Maersk A/S, Series B	363	859,762
Danske Bank A/S	31,963	1,638,610
Genmab A/S†	1,501	397,275
Novo Nordisk A/S, Class B	42,424	1,786,379
Tryg A/S	19,683	472,330
Vestas Wind Systems A/S	15,129	465,338
		6,081,576
Finland — 0.8%
Elisa Oyj	3,743	181,617
Nokia Oyj	59,392	746,008
Sampo Oyj, Class A	51,764	537,777
Wartsila OYJ Abp	24,806	1,047,366
		2,512,768
Security Description	Shares or Principal Amount	Value

France — 9.6%
Air Liquide SA	4,315	$928,844
AXA SA	97,962	4,718,869
BioMerieux	2,706	223,341
BNP Paribas SA	19,944	2,099,005
Bureau Veritas SA	14,984	459,551
Danone SA	11,834	927,997
Eiffage SA	912	147,156
EssilorLuxottica SA	11,847	2,492,230
Ipsen SA	6,686	1,315,376
L'Oreal SA	1,945	834,329
LVMH Moet Hennessy Louis Vuitton SE	4,388	2,328,481
Publicis Groupe SA	17,881	1,673,141
Safran SA	9,132	2,911,681
Sanofi SA	41,974	3,921,207
Schneider Electric SE	4,947	1,562,331
Societe Generale SA	7,245	580,142
Thales SA	2,206	604,980
TotalEnergies SE	8,169	760,650
Valeo SE	17,690	223,070
Vinci SA	19,636	2,971,292
		31,683,673
Germany — 8.8%
adidas AG	5,909	1,018,151
Allianz SE	5,708	2,609,640
BASF SE	4,616	296,614
Deutsche Bank AG	54,637	1,702,582
Deutsche Boerse AG	2,975	913,705
Deutsche Post AG	43,746	2,583,861
Deutsche Telekom AG	99,808	3,230,767
Fresenius Medical Care AG	18,875	838,928
GEA Group AG	2,630	180,307
KION Group AG	2,586	134,750
Mercedes-Benz Group AG	1,102	64,229
Merck KGaA	4,170	539,170
Muenchener Rueckversicherungs-Gesellschaft AG	272	163,009
Nordex SE†	3,241	177,750
Rational AG	646	474,719
Rheinmetall AG	690	1,098,942
RWE AG	8,692	632,024
SAP SE	21,178	3,625,998
Scout24 SE*	793	66,151
Siemens AG	16,427	4,879,055
Siemens Energy AG	14,034	2,976,751
Talanx AG	4,166	542,863
Vonovia SE	6,224	167,553
Zalando SE*†	3,598	88,731
		29,006,250
Hong Kong — 2.2%
AIA Group, Ltd.	198,800	2,189,555
CK Asset Holdings, Ltd.	52,000	326,568
CK Hutchison Holdings, Ltd.	197,000	1,653,442
Galaxy Entertainment Group, Ltd.	98,000	412,073
Guotai Junan International Holdings, Ltd.	296,000	92,245
Link REIT	94,700	476,067
SITC International Holdings Co., Ltd.	158,000	663,920
Swire Pacific, Ltd., Class A	25,500	277,902
Techtronic Industries Co., Ltd.	30,000	436,900
WH Group, Ltd.*	521,000	638,612
		7,167,284
Ireland — 0.0%
Kerry Group PLC, Class A	2,130	180,982

SunAmerica Series Trust SA BlackRock Advantage International Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Isle of Man — 0.0%
Entain PLC	3,237	$24,154
Israel — 0.9%
Bank Leumi Le-Israel BM	64,660	1,638,099
Elbit Systems, Ltd.	420	348,431
Israel Discount Bank, Ltd., Class A	18,351	205,089
Mizrahi Tefahot Bank, Ltd.	812	64,166
Nice, Ltd.†	3,346	340,073
Nova, Ltd.†	939	467,091
		3,062,949
Italy — 4.2%
Amplifon SpA	22,240	242,777
BPER Banca SpA	31,082	458,569
Enel SpA	302,441	3,528,676
Eni SpA	27,214	769,082
Generali	29,342	1,313,868
Intesa Sanpaolo SpA	413,547	2,810,108
Leonardo SpA	4,430	275,864
Poste Italiane SpA*	51,577	1,369,403
Snam SpA	211,352	1,669,006
Terna - Rete Elettrica Nazionale	16,280	195,959
UniCredit SpA	16,573	1,280,766
		13,914,078
Japan — 22.9%
Advantest Corp.	16,900	3,165,659
Ajinomoto Co., Inc.	10,600	344,321
Asahi Intecc Co., Ltd.	3,600	76,028
Astellas Pharma, Inc.	3,600	51,632
Bridgestone Corp.	52,500	1,099,890
Canon, Inc.	37,500	965,322
Chiba Bank, Ltd.	12,300	172,277
Chugai Pharmaceutical Co., Ltd.	6,800	357,336
Dai Nippon Printing Co., Ltd.	30,700	585,559
Daifuku Co., Ltd.	10,900	476,198
Dai-ichi Life Holdings, Inc.	61,100	565,027
Daiichi Sankyo Co., Ltd.	35,200	584,018
Daikin Industries, Ltd.	400	56,995
Daiwa House Industry Co., Ltd.	15,900	487,448
Denso Corp.	98,800	1,186,756
Disco Corp.	1,000	481,485
ENEOS Holdings, Inc.	43,700	369,955
FANUC Corp.	26,700	1,184,485
Fast Retailing Co., Ltd.	4,100	1,923,204
Fujikura, Ltd.	7,000	276,182
Fujitsu, Ltd.	79,700	1,618,367
Fukuoka Financial Group, Inc.	1,700	70,068
Hamamatsu Photonics KK	17,500	226,385
Hitachi, Ltd.	116,200	3,654,101
Horiba, Ltd.	5,500	763,178
Hoya Corp.	5,800	1,085,834
IHI Corp.	4,100	75,329
ITOCHU Corp.	133,700	1,666,990
Japan Post Holdings Co., Ltd.	70,200	820,784
Kajima Corp.	32,900	1,295,080
Kansai Electric Power Co., Inc.	3,200	51,401
Kao Corp.	4,700	175,014
KDDI Corp.	21,000	345,838
Keyence Corp.	300	137,411
Kioxia Holdings Corp.†	1,500	373,145
Kobe Bussan Co., Ltd.	23,900	410,383
Mitsubishi Corp.	52,500	1,695,971
Security Description	Shares or Principal Amount	Value

Japan (continued)
Mitsubishi Electric Corp.	45,700	$1,835,210
Mitsubishi Estate Co., Ltd.	400	11,404
Mitsubishi Heavy Industries, Ltd.	99,400	2,949,041
Mitsubishi UFJ Financial Group, Inc.	205,700	3,728,615
Mitsui & Co., Ltd.	15,100	573,001
Mitsui Chemicals, Inc.	30,700	371,248
Mitsui Fudosan Co., Ltd.	110,100	1,204,324
Modec, Inc.	1,900	157,054
MonotaRO Co., Ltd.	216,700	2,604,977
Murata Manufacturing Co., Ltd.	16,300	542,581
NEC Corp.	76,800	2,050,890
NGK Corp.	34,600	1,083,129
Nintendo Co., Ltd.	20,900	1,016,713
Nitto Denko Corp.	61,800	1,192,794
NSK, Ltd.	6,900	55,593
Obayashi Corp.	55,700	1,311,753
Ono Pharmaceutical Co., Ltd.	61,900	911,199
Otsuka Holdings Co., Ltd.	2,700	197,796
Pan Pacific International Holdings Corp.	116,200	661,361
Rakuten Group, Inc.†	39,400	192,103
Recruit Holdings Co., Ltd.	34,800	1,624,526
Renesas Electronics Corp.	1,000	20,759
Secom Co., Ltd.	5,300	194,897
Shimamura Co., Ltd.	25,000	523,570
Shimizu Corp.	50,000	978,679
Shin-Etsu Chemical Co., Ltd.	25,100	1,169,619
SMC Corp.	100	49,057
SoftBank Corp.	197,500	280,009
SoftBank Group Corp.	46,900	1,588,680
Sony Group Corp.	202,500	4,048,771
Sumitomo Chemical Co., Ltd.	146,400	480,130
Sumitomo Electric Industries, Ltd.	5,400	356,116
Sumitomo Mitsui Financial Group, Inc.	44,500	1,567,038
Sumitomo Mitsui Trust Group, Inc.	58,400	1,945,621
Taisei Corp.	7,300	797,169
Takeda Pharmaceutical Co., Ltd.	59,200	1,969,071
TDK Corp.	22,400	417,912
Tokio Marine Holdings, Inc.	6,200	281,082
Tokyo Electron, Ltd.	13,500	4,004,673
Tokyo Gas Co., Ltd.	24,200	1,033,630
Tokyo Seimitsu Co., Ltd.	1,400	153,517
Toray Industries, Inc.	2,000	14,336
Trend Micro, Inc.	17,000	594,562
Yaskawa Electric Corp.	4,700	165,942
		75,785,208
Jersey — 0.6%
Glencore PLC	238,820	1,849,948
Luxembourg — 0.1%
Tenaris SA	6,949	222,097
Macau — 0.1%
Sands China, Ltd.	224,800	462,409
Netherlands — 5.7%
Adyen NV*†	231	261,401
Argenx SE†	815	637,652
ASM International NV	1,441	1,411,371
ASML Holding NV	8,262	11,927,037
ING Groep NV	35,825	1,039,102
Koninklijke Ahold Delhaize NV	64,873	3,048,622
Koninklijke Philips NV	2,366	62,415
Wolters Kluwer NV	7,419	573,156
		18,960,756

SunAmerica Series Trust SA BlackRock Advantage International Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	3,914	$84,856
Meridian Energy, Ltd.	47,255	159,193
		244,049
Norway — 1.6%
Aker BP ASA	47,209	1,853,192
DNB Bank ASA	4,656	140,955
Equinor ASA	15,286	625,929
Kongsberg Gruppen ASA	30,332	1,016,954
Norsk Hydro ASA	50,854	573,791
Telenor ASA	54,862	903,025
Var Energi ASA	67,734	346,271
		5,460,117
Singapore — 0.3%
ASMPT, Ltd.	6,300	132,416
Mobvista, Inc.*†	137,000	283,438
Singapore Technologies Engineering, Ltd.	42,500	360,455
Singapore Telecommunications, Ltd.	5,400	19,133
United Overseas Bank, Ltd.	7,100	201,224
		996,666
Spain — 5.2%
Banco Bilbao Vizcaya Argentaria SA	132,682	2,934,433
Banco Santander SA	471,733	5,769,626
CaixaBank SA	160,029	2,041,122
Cellnex Telecom SA*	3,769	126,792
Iberdrola SA	32,933	771,903
Industria de Diseno Textil SA	28,009	1,678,267
Naturgy Energy Group SA	61,619	1,934,785
Telefonica SA	441,636	2,006,730
		17,263,658
Sweden — 2.4%
Assa Abloy AB, Class B	1,236	47,004
Atlas Copco AB, Class A	39,120	756,681
Atlas Copco AB, Class B	44,698	757,301
Evolution AB*	1,955	136,463
H & M Hennes & Mauritz AB, Class B	39,324	699,626
Hexagon AB, Class B	24,052	260,566
Industrivarden AB, Class A	860	45,706
Indutrade AB	2,296	49,406
Lifco AB, Class B	3,790	118,775
Saab AB, Class B	9,475	575,965
Sandvik AB	11,777	494,021
Securitas AB, Class B	50,151	828,708
Skanska AB, Class B	15,728	421,883
Tele2 AB, Class B	70,111	1,436,279
Telefonaktiebolaget LM Ericsson, Class B	47,838	566,238
Telia Co. AB	111,733	584,271
Trelleborg AB, Class B	2,010	82,251
Volvo AB, Class B	4,310	150,312
		8,011,456
Switzerland — 7.5%
ABB, Ltd.	49,745	5,000,610
BKW AG	1,895	376,393
Holcim AG	16,544	1,542,062
Logitech International SA	15,805	1,561,674
Nestle SA	51,530	5,226,622
Novartis AG	18,961	2,818,004
Roche Holding AG	9,065	3,711,429
Roche Holding AG (BR)	507	213,098
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Schindler Holding AG	37	$12,423
Schindler Holding AG (Participation Certificate)	1,533	537,102
SGS SA	1,997	216,649
UBS Group AG	54,708	2,437,484
VAT Group AG*	516	386,517
Zurich Insurance Group AG	1,170	810,919
		24,850,986
United Kingdom — 15.5%
Antofagasta PLC	1,110	54,585
AstraZeneca PLC	27,467	5,222,032
BAE Systems PLC	56,170	1,562,128
Balfour Beatty PLC	98,569	1,099,183
Barclays PLC	207,491	1,211,747
BP PLC	443,093	3,497,463
British American Tobacco PLC	9,829	577,184
Compass Group PLC	70,714	2,000,150
Fresnillo PLC	2,750	122,895
GSK PLC	46,294	1,216,530
Hochschild Mining PLC	7,063	60,001
HSBC Holdings PLC (LSE)	257,466	4,718,862
IG Group Holdings PLC	1,095	22,354
IMI PLC	15,914	607,390
Imperial Brands PLC	55,118	2,097,929
Intertek Group PLC	1,437	93,362
J Sainsbury PLC	232,654	1,040,606
Johnson Matthey PLC	21,664	611,961
Kingfisher PLC	165,529	650,595
Lloyds Banking Group PLC	982,971	1,330,578
London Stock Exchange Group PLC	4,675	606,578
National Grid PLC	7,592	135,810
NatWest Group PLC	389,369	3,083,053
Prudential PLC	36,628	548,767
Reckitt Benckiser Group PLC	7,871	500,754
Rightmove PLC	530,000	3,137,149
Rio Tinto PLC	21,177	2,115,745
Rolls-Royce Holdings PLC	90,889	1,482,538
Sage Group PLC	9,499	113,841
Shell PLC (LSE)	164,715	7,477,265
Smiths Group PLC	4,081	142,364
Tesco PLC	174,851	1,146,452
Unilever PLC	25,626	1,497,830
Vodafone Group PLC	891,291	1,423,376
		51,209,057
Total Common Stocks (cost $312,976,261)		321,639,061
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(1) Expires 03/31/2040 (cost $0)	4,633	0
TOTAL INVESTMENTS (cost $312,976,261)	97.2%	321,639,061
Other assets less liabilities	2.8	9,177,604
NET ASSETS	100.0%	$330,816,665

^	Prior to April 30, 2026, The Portfolio was known as SA Morgan Stanley International Equities Portfolio
†	Non-income producing security

SunAmerica Series Trust SA BlackRock Advantage International Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA BlackRock Advantage International Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $3,357,508 representing 1.0% of net assets.

(1)	Securities classified as Level 3 (see Note 1).

BR—Bearer Shares
LSE—London Stock Exchange

Industry Allocation*
Banks	15.0%
Pharmaceuticals	7.9
Semiconductors	6.6
Oil & Gas	5.2
Insurance	4.8
Telecommunications	4.3
Food	3.8
Machinery-Construction & Mining	3.1
Aerospace/Defense	2.9
Mining	2.8
Retail	2.7
Engineering & Construction	2.6
Electric	2.3
Electrical Components & Equipment	2.1
Internet	2.1
Transportation	1.9
Miscellaneous Manufacturing	1.8
Commercial Services	1.7
Machinery-Diversified	1.6
Computers	1.6
Chemicals	1.6
Home Furnishings	1.3
Software	1.3
Auto Parts & Equipment	1.2
Distribution/Wholesale	1.2
Gas	1.1
Building Materials	1.1
Apparel	1.0
Healthcare-Products	0.9
Electronics	0.8
Agriculture	0.8
Cosmetics/Personal Care	0.8
Food Service	0.6
Real Estate	0.6
Biotechnology	0.6
Advertising	0.5
Diversified Financial Services	0.5
Iron/Steel	0.5
Beverages	0.5
REITS	0.5
Healthcare-Services	0.4
Shipbuilding	0.3
Toys/Games/Hobbies	0.3
Hand/Machine Tools	0.3
Office/Business Equipment	0.3
Lodging	0.2
Holding Companies-Diversified	0.2
Metal Fabricate/Hardware	0.2
Energy-Alternate Sources	0.2
Household Products/Wares	0.2
Entertainment	0.1
Home Builders	0.1
Pipelines	0.1
Auto Manufacturers	0.1
97.2%

*	Calculated as a percentage of net assets

SunAmerica Series Trust SA BlackRock Advantage International Portfolio^
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$1,048,810	$16,364,153	$—	$17,412,963
Germany	177,750	28,828,500	—	29,006,250
Hong Kong	92,245	7,075,039	—	7,167,284
Italy	242,777	13,671,301	—	13,914,078
Japan	3,164,894	72,620,314	—	75,785,208
Singapore	415,854	580,812	—	996,666
United Kingdom	1,181,538	50,027,519	—	51,209,057
Other Countries	—	126,147,555	—	126,147,555
Warrants	—	—	0	0
Total Investments at Value	$6,323,868	$315,315,193	$0	$321,639,061

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 99.3%
iShares Core U.S. Aggregate Bond ETF	267,546	$26,513,809
iShares MSCI EAFE Min Vol Factor ETF	35,059	3,216,313
iShares MSCI EAFE Small-Cap ETF	53,905	4,505,919
iShares MSCI International Momentum Factor ETF	169,332	8,791,717
iShares MSCI International Quality Factor ETF	173,729	8,486,662
iShares MSCI International Value Factor ETF	40,033	1,666,574
iShares MSCI USA Min Vol Factor ETF	68,406	6,473,944
iShares MSCI USA Momentum Factor ETF	73,719	20,934,722
iShares MSCI USA Quality Factor ETF	106,202	22,010,364
iShares MSCI USA Size Factor ETF	53,861	9,188,148
iShares MSCI USA Value Factor ETF	18,436	3,080,102
iShares MSCI World ETF	14,313	2,813,220
iShares Systematic Bond ETF	126,931	11,281,627
Total Long-Term Investment Securities (cost $111,885,155)		128,963,121
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class 3.60%(1) (cost $925,789)	925,789	$925,789
TOTAL INVESTMENTS (cost $112,810,944)	100.0%	129,888,910
Other assets less liabilities	0.0	6,257
NET ASSETS	100.0%	$129,895,167

(1)	The rate shown is the 7-day yield as of April 30, 2026.

ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Unaffiliated Investment Companies	$128,963,121	$—	$—	$128,963,121
Short-Term Investments	925,789	—	—	925,789
Total Investments at Value	$129,888,910	$—	$—	$129,888,910

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.4%
Australia — 0.0%
MMG, Ltd.†	52,000	$56,140
Brazil — 4.6%
AMBEV SA	52,200	152,959
Axia Energia	13,077	163,865
Axia Energia, Class B (Preference Shares)	3,100	42,977
Axia Energia, Class C (Preference Shares)†	3,224	39,032
B3 SA - Brasil Bolsa Balcao	56,900	207,179
Banco Bradesco SA	16,323	55,115
Banco Bradesco SA (Preference Shares)	58,896	229,789
Banco BTG Pactual SA	13,623	163,252
Banco do Brasil SA	16,296	73,091
BB Seguridade Participacoes SA	6,069	41,524
Caixa Seguridade Participacoes S/A	7,000	25,573
Cia de Saneamento Basico do Estado de Sao Paulo	27,557	184,477
Cia Energetica de Minas Gerais (Preference Shares)	20,131	50,980
Cia Paranaense de Energia - Copel	11,700	37,568
CPFL Energia SA	2,431	24,021
Embraer SA	7,928	123,344
Energisa SA	3,146	33,558
Eneva SA†	8,901	48,677
Engie Brasil Energia SA	4,060	28,951
Equatorial Energia SA	14,048	120,060
Gerdau SA (Preference Shares)	15,714	71,750
Itau Unibanco Holding SA (Preference Shares)	58,742	512,353
Itausa SA (Preference Shares)	67,372	189,389
Klabin SA	6,377	22,511
Klabin SA (Preference Shares)	2	1
Localiza Rent a Car SA	9,730	90,211
MBRF Global Foods Co. SA	4,686	16,494
Motiva Infraestrutura de Mobilidade SA	10,800	34,896
NU Holdings, Ltd., Class A†	35,511	514,199
Petroleo Brasileiro SA	42,128	465,622
Petroleo Brasileiro SA (Preference Shares)	47,652	472,305
PRIO SA†	9,400	126,066
Raia Drogasil SA	14,716	65,202
Rede D'Or Sao Luiz SA*	9,089	70,428
Rumo SA	15,100	47,967
StoneCo., Ltd., Class A	2,623	28,801
Suzano SA	7,691	68,091
Telefonica Brasil SA	9,600	76,094
TIM SA	10,700	55,641
TOTVS SA	5,951	38,289
Ultrapar Participacoes SA	9,500	57,440
Vale SA	37,908	621,465
Vibra Energia SA	11,567	77,786
WEG SA	18,626	168,739
XP, Inc., Class A	3,343	64,052
		5,801,784
British Virgin Islands — 0.0%
VK IPJSC†(1)(2)	1,364	0
Canada — 0.0%
China Gold International Resources Corp., Ltd.	2,100	44,653
Chile — 0.5%
Banco de Chile	520,390	97,553
Banco de Credito e Inversiones SA	983	66,421
Banco Santander Chile	824,433	65,923
Cencosud SA	11,045	27,925
Empresas CMPC SA	7,833	9,716
Empresas COPEC SA	4,246	29,742
Enel Chile SA	335,891	30,162
Security Description	Shares or Principal Amount	Value

Chile (continued)
Falabella SA	7,139	$43,240
Latam Airlines Group SA	3,647,310	86,743
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)†	1,515	139,334
		596,759
China — 18.3%
360 Security Technology, Inc., Class A	7,100	11,712
3SBio, Inc.*	13,000	38,798
AAC Technologies Holdings, Inc.	9,500	43,604
Advanced Micro-Fabrication Equipment, Inc., Class A	529	29,434
AECC Aviation Power Co., Ltd., Class A	1,600	10,887
Agricultural Bank of China, Ltd.	304,000	236,784
Agricultural Bank of China, Ltd., Class A	42,900	43,428
Aier Eye Hospital Group Co., Ltd., Class A	9,900	15,745
Air China, Ltd., Class A†	12,400	12,331
Akeso, Inc.*†	7,000	122,356
Aluminum Corp. of China, Ltd.	46,000	67,280
Aluminum Corp. of China, Ltd., Class A	7,000	12,014
Anhui Conch Cement Co., Ltd., Class A	6,000	18,687
Anhui Jianghuai Automobile Group Corp., Ltd., Class A†	1,600	11,100
Anker Innovations Technology Co., Ltd., Class A	700	12,935
ANTA Sports Products, Ltd.	13,200	137,719
Avary Holding Shenzhen Co., Ltd., Class A	2,500	26,722
Baidu, Inc., Class A†	25,078	395,114
Bank of Beijing Co., Ltd., Class A	15,900	12,347
Bank of Chengdu Co., Ltd., Class A	3,800	10,655
Bank of China, Ltd.	743,000	481,605
Bank of China, Ltd., Class A	28,400	23,895
Bank of Communications Co., Ltd.	87,000	79,611
Bank of Communications Co., Ltd., Class A	27,600	27,483
Bank of Hangzhou Co., Ltd., Class A	5,300	13,536
Bank of Jiangsu Co., Ltd., Class A	13,700	22,660
Bank of Nanjing Co., Ltd., Class A	8,000	13,769
Bank of Ningbo Co., Ltd., Class A	5,300	25,844
Bank of Shanghai Co., Ltd., Class A	11,100	15,262
Baoshan Iron & Steel Co., Ltd., Class A	19,900	18,389
Beijing Compass Technology Development Co., Ltd., Class A	700	10,096
Beijing Enlight Media Co., Ltd., Class A	4,000	8,663
Beijing Kingsoft Office Software, Inc., Class A	376	14,073
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A†	1,200	6,905
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	36,100	25,984
Bilibili, Inc., Class Z†	2,595	56,971
Bluefocus Intelligent Communications Group Co., Ltd., Class A†	4,600	11,746
BOE Technology Group Co., Ltd., Class A	14,600	8,765
BYD Co., Ltd.	40,100	530,947
BYD Co., Ltd., Class A	2,700	40,793
BYD Electronic International Co., Ltd.	9,000	30,703
Cambricon Technologies Corp., Ltd., Class A†	310	77,082
Chaozhou Three-Circle Group Co., Ltd., Class A	3,100	39,438
China CITIC Bank Corp., Ltd.	92,000	96,538
China Coal Energy Co., Ltd.	24,000	44,729
China Construction Bank Corp.	1,040,000	1,170,777
China Energy Engineering Corp., Ltd., Class A	32,000	13,322
China Everbright Bank Co., Ltd., Class A	26,700	12,207
China Feihe, Ltd.*	41,000	18,265
China Galaxy Securities Co., Ltd.	41,500	44,125
China Galaxy Securities Co., Ltd., Class A	5,900	11,046
China Hongqiao Group, Ltd.	32,500	136,891
China International Capital Corp., Ltd.*	18,400	47,854

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Life Insurance Co., Ltd.	83,000	$307,420
China Literature, Ltd.*†	4,200	13,204
China Longyuan Power Group Corp. Ltd.	37,000	31,594
China Mengniu Dairy Co., Ltd.	36,000	79,826
China Merchants Bank Co., Ltd.	43,500	262,572
China Merchants Bank Co., Ltd., Class A	5,200	29,221
China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A	5,800	7,993
China Merchants Securities Co., Ltd., Class A	8,300	19,178
China Minsheng Banking Corp., Ltd.	89,500	40,821
China Minsheng Banking Corp., Ltd., Class A	16,200	8,808
China National Building Material Co., Ltd.	54,000	35,364
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	3,600	28,284
China Pacific Insurance Group Co., Ltd.	29,800	130,187
China Pacific Insurance Group Co., Ltd., Class A	1,900	10,492
China Petroleum & Chemical Corp.	236,000	139,210
China Petroleum & Chemical Corp., Class A	12,700	9,993
China Railway Group, Ltd.	59,000	28,716
China Railway Group, Ltd., Class A	17,100	12,798
China Rare Earth Resources And Technology Co., Ltd., Class A†	1,700	13,697
China Resources Microelectronics, Ltd., Class A	1,604	13,440
China Resources Mixc Lifestyle Services, Ltd.*	8,400	50,583
China Shenhua Energy Co., Ltd., Class A	40,500	249,848
China Southern Airlines Co., Ltd., Class A†	12,200	9,759
China State Construction Engineering Corp., Ltd., Class A	32,900	23,720
China Three Gorges Renewables Group Co., Ltd., Class A	28,700	17,187
China Tourism Group Duty Free Corp., Ltd., Class A	1,800	17,378
China Tower Corp., Ltd.*	50,800	71,890
China Tungsten And Hightech Materials Co., Ltd., Class A	1,700	14,657
China Yangtze Power Co., Ltd., Class A	18,000	72,038
China Zheshang Bank Co., Ltd., Class A	21,800	9,490
Chongqing Rural Commercial Bank Co., Ltd.	32,000	28,495
Citic Pacific Special Steel Group Co., Ltd., Class A	2,200	4,910
CITIC Securities Co., Ltd.	17,500	62,280
CITIC Securities Co., Ltd., Class A	7,200	28,834
CITIC, Ltd.	49,000	81,436
CMOC Group, Ltd.	42,000	96,009
CMOC Group, Ltd., Class A	14,600	40,503
Contemporary Amperex Technology Co., Ltd.	900	70,391
Contemporary Amperex Technology Co., Ltd., Class A	3,100	198,790
COSCO SHIPPING Holdings Co., Ltd.	25,550	46,994
COSCO SHIPPING Holdings Co., Ltd., Class A	11,900	24,635
CRRC Corp., Ltd.	55,000	36,538
CRRC Corp., Ltd., Class A	14,700	12,921
CSC Financial Co., Ltd., Class A	5,900	19,878
CSPC Innovation Pharmaceutical Co., Ltd., Class A	1,200	5,374
CSPC Pharmaceutical Group, Ltd.	94,320	101,433
Daqin Railway Co., Ltd., Class A	15,500	11,968
East Money Information Co., Ltd., Class A	11,500	34,479
Eastroc Beverage Group Co., Ltd., Class A	400	12,058
ENN Energy Holdings, Ltd.	9,100	71,016
Eoptolink Technology, Inc., Ltd., Class A	800	62,536
Eve Energy Co., Ltd., Class A	2,300	24,575
Everbright Securities Co., Ltd., Class A	5,900	13,167
Focus Media Information Technology Co., Ltd., Class A	13,500	12,439
Foshan Haitian Flavouring & Food Co., Ltd., Class A	4,100	23,188
Founder Securities Co., Ltd., Class A	16,900	17,831
Foxconn Industrial Internet Co., Ltd., Class A	9,200	85,488
Fuyao Glass Industry Group Co., Ltd.*	6,800	51,947
Fuyao Glass Industry Group Co., Ltd., Class A	1,600	13,798
Security Description	Shares or Principal Amount	Value

China (continued)
Ganfeng Lithium Co., Ltd.*	2,200	$23,443
Ganfeng Lithium Group Co., Ltd., Class A	2,500	32,557
GD Power Development Co., Ltd., Class A	17,100	11,905
GDS Holdings, Ltd., Class A†	8,300	43,840
Genscript Biotech Corp.†	14,000	24,544
GF Securities Co., Ltd., Class A	7,800	24,264
Giant Biogene Holding Co., Ltd.*	4,200	16,313
Giant Network Group Co., Ltd., Class A	2,200	10,621
GigaDevice Semiconductor, Inc., Class A	600	27,932
GoerTek, Inc., Class A	4,100	14,819
Goldwind Science & Technology Co., Ltd., Class A	3,500	14,164
Gotion High-tech Co., Ltd., Class A	2,000	10,813
Great Wall Motor Co., Ltd.	26,500	39,371
Guangdong Haid Group Co., Ltd., Class A	1,600	11,721
Guangzhou Tinci Materials Technology Co., Ltd., Class A	1,800	15,992
Guosen Securities Co., Ltd., Class A	9,000	14,137
Guotai Haitong Securities Co., Ltd.*	21,576	37,257
Guotai Haitong Securities Co., Ltd., Class A	10,100	23,940
H World Group, Ltd. ADR	1,379	71,212
Haidilao International Holding, Ltd.*	19,000	34,867
Haier Smart Home Co., Ltd.	24,400	68,784
Haier Smart Home Co., Ltd., Class A	2,700	8,517
Haitian International Holdings, Ltd.	9,000	24,310
Hangzhou Chang Chuan Technology Co., Ltd., Class A	1,100	28,426
Hansoh Pharmaceutical Group Co., Ltd.*	14,000	66,565
Hebei Changshan Biochemical Pharmaceutical Co., Ltd., Class A†	2,000	12,120
Henan Shuanghui Investment & Development Co., Ltd., Class A	3,500	14,229
Hengan International Group Co., Ltd.	8,000	27,261
Hengli Petrochemical Co., Ltd., Class A	8,500	27,592
Hgtech Co., Ltd., Class A	900	15,906
Hithink RoyalFlush Information Network Co., Ltd., Class A	560	19,422
Horizon Robotics†	45,000	42,092
Huadian Power International Corp, Ltd., Class A	12,400	9,082
Huadong Medicine Co., Ltd., Class A	1,900	9,280
Huaneng Power International, Inc.	56,000	44,869
Huaqin Technology Co., Ltd., Class A	1,000	15,193
Huatai Securities Co., Ltd.*	16,000	33,051
Huatai Securities Co., Ltd., Class A	4,500	12,626
Huaxia Bank Co., Ltd., Class A	11,000	11,094
Hundsun, Inc., Class A	2,100	8,293
Hygon Information Technology Co., Ltd., Class A	1,726	75,610
IEIT Systems Co., Ltd., Class A	1,500	15,443
Iflytek Co., Ltd., Class A	2,300	16,196
Imeik Technology Development Co., Ltd., Class A	400	6,769
Industrial & Commercial Bank of China, Ltd.	697,000	627,960
Industrial & Commercial Bank of China, Ltd., Class A	37,800	41,209
Industrial Bank Co., Ltd., Class A	14,000	36,810
Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	53,900	21,334
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., Class A	2,800	17,755
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	5,600	22,512
Innovent Biologics, Inc.*†	15,000	173,588
Isoftstone Information Technology Group Co., Ltd., Class A	1,300	7,568
J&T Global Express, Ltd.†	23,600	29,656
JCET Group Co., Ltd., Class A	2,400	16,218
JD Health International, Inc.*†	12,800	75,058
JD Logistics, Inc.*†	22,000	42,771
JD.com, Inc., Class A	25,827	389,980
Jiangsu Expressway Co., Ltd.	20,000	27,174
Jiangsu Hengli Hydraulic Co., Ltd., Class A	1,200	18,607

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	5,000	$39,635
Jiangsu King's Luck Brewery JSC, Ltd., Class A	1,700	6,846
Jiangsu Zhongtian Technology Co., Ltd., Class A	5,600	27,703
Jiangxi Copper Co., Ltd.	12,000	56,936
Jiangxi Copper Co., Ltd., Class A	2,200	14,821
Jinko Solar Co., Ltd., Class A†	15,107	14,859
Kanzhun, Ltd. ADR	3,040	41,101
KE Holdings, Inc., Class A	22,619	126,469
Kingdee International Software Group Co., Ltd.†	35,000	38,685
Kingfa Sci & Tech Co., Ltd., Class A	4,294	10,829
Kingnet Network Co., Ltd., Class A	3,600	9,493
Kingsoft Corp., Ltd.	10,800	31,743
Kuaishou Technology*	27,100	150,351
Kunlun Tech Co., Ltd., Class A†	1,500	10,929
Kweichow Moutai Co., Ltd., Class A	600	121,851
Laopu Gold Co., Ltd.	200	14,232
Lenovo Group, Ltd.	84,000	126,323
Lens Technology Co., Ltd., Class A	5,000	18,841
Li Auto, Inc., Class A†	13,900	122,152
Li Ning Co., Ltd.	24,500	63,712
Lingyi iTech Guangdong Co., Class A	8,600	17,865
Longfor Group Holdings, Ltd.*	26,000	26,890
LONGi Green Energy Technology Co., Ltd., Class A†	8,200	19,828
Luxshare Precision Industry Co., Ltd., Class A	4,500	44,517
Luzhou Laojiao Co., Ltd., Class A	1,500	21,987
Meitu, Inc.*	40,500	21,827
Meituan, Class B*†	54,090	579,899
Midea Group Co., Ltd.	4,400	50,662
Midea Group Co., Ltd., Class A	1,500	17,841
MINISO Group Holding, Ltd.	4,200	15,347
Montage Technology Co., Ltd., Class A	1,191	30,772
Muyuan Foods Co., Ltd., Class A	4,500	29,439
NARI Technology Co., Ltd., Class A	6,400	24,493
NAURA Technology Group Co., Ltd., Class A	540	42,520
NetEase, Inc.	19,250	447,904
New China Life Insurance Co., Ltd.	10,200	67,442
New China Life Insurance Co., Ltd., Class A	1,900	18,175
New Oriental Education & Technology Group, Inc.	14,560	79,504
Ningbo Deye Technology Co., Ltd., Class A	1,000	22,096
Ningbo Tuopu Group Co., Ltd., Class A	1,600	14,199
Ningxia Baofeng Energy Group Co., Ltd., Class A	7,100	31,769
NIO, Inc., Class A†	19,010	122,228
Nongfu Spring Co., Ltd.*	23,000	137,682
OmniVision Intergrated Circuits Group, Inc.	1,000	14,499
Orient Securities Co., Ltd, Class A	13,600	18,588
People's Insurance Co. Group of China, Ltd.	101,000	69,005
People's Insurance Co. Group of China, Ltd., Class A	2,000	2,111
PetroChina Co., Ltd.	238,000	364,976
PetroChina Co., Ltd., Class A	7,000	12,470
PICC Property & Casualty Co., Ltd.	72,000	129,917
Ping An Bank Co., Ltd., Class A	7,700	12,970
Ping An Insurance Group Co. of China, Ltd.	75,000	609,835
Ping An Insurance Group Co. of China, Ltd., Class A	3,300	28,983
Piotech, Inc., Class A	248	16,375
Pop Mart International Group, Ltd.*	6,200	125,666
Postal Savings Bank of China Co., Ltd.*	91,000	58,543
Postal Savings Bank of China Co., Ltd., Class A	15,400	11,442
Power Construction Corp. of China, Ltd., Class A	20,000	16,424
Qinghai Salt Lake Industry Co., Ltd., Class A†	3,500	20,229
Range Intelligent Computing Technology Group Co., Ltd., Class A	1,600	21,170
Remegen Co., Ltd.*†	1,500	19,408
Security Description	Shares or Principal Amount	Value

China (continued)
RoboTechnik Intelligent Technology Co., Ltd., Class A	300	$21,742
Rockchip Electronics Co., Ltd., Class A	500	13,496
Rongsheng Petrochemical Co., Ltd., Class A	14,500	29,857
SAIC Motor Corp., Ltd., Class A	6,300	12,751
Sanan Optoelectronics Co., Ltd., Class A	10,000	20,238
Sangfor Technologies, Inc., Class A	600	10,346
Sany Heavy Industry Co., Ltd., Class A	8,100	24,312
Satellite Chemical Co., Ltd., Class A	4,900	21,165
SenseTime Group, Inc.*†	139,000	35,530
Seres Group Co., Ltd., Class A	1,200	15,605
SF Holding Co., Ltd., Class A	4,200	22,887
Shaanxi Coal Industry Co., Ltd., Class A	8,300	31,680
Shandong Gold Mining Co., Ltd.*	8,750	31,815
Shandong Gold Mining Co., Ltd.. Class A	5,000	25,206
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	1,100	14,171
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	4,300	24,178
Shandong Nanshan Aluminum Co., Ltd., Class A	19,400	15,403
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	15,929
Shanghai Allist Pharmaceuticals Co., Ltd., Class A	848	11,524
Shanghai Baosight Software Co., Ltd., Class A	3,400	11,356
Shanghai Electric Group Co., Ltd., Class A†	10,300	12,298
Shanghai Electric Power Co., Ltd., Class A	3,200	8,026
Shanghai Pharmaceuticals Holding Co., Ltd., Class A	3,900	9,788
Shanghai Pudong Development Bank Co., Ltd., Class A	21,500	29,199
Shanghai Rural Commercial Bank Co., Ltd., Class A	7,600	9,988
Shanghai Stonehill Technology Co., Ltd., Class A†	8,700	11,069
Shanghai United Imaging Healthcare Co., Ltd., Class A	772	12,436
Shanjin International Gold Co., Ltd., Class A	3,600	13,914
Shannon Semiconductor Technology Co., Ltd., Class A	700	18,092
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	1,100	23,139
Sharetronic Data Technology Co., Ltd., Class A	840	32,483
Shengyi Technology Co., Ltd., Class A	2,600	29,528
Shennan Circuits Co., Ltd., Class A	400	18,346
Shenwan Hongyuan Group Co., Ltd., Class A	32,700	22,773
Shenzhen Envicool Technology Co., Ltd., Class A	1,300	18,254
Shenzhen Everwin Precision Technology Co., Ltd., Class A	2,200	10,803
Shenzhen Inovance Technology Co., Ltd., Class A	1,500	15,082
Shenzhen Longsys Electronics Co., Ltd., Class A†	300	17,786
Shenzhen Megmeet Electrical Co., Ltd., Class A	800	14,119
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	500	12,333
Shenzhen Sunway Communication Co., Ltd., Class A	1,200	16,075
Shenzhen Transsion Holdings Co., Ltd., Class A	1,077	9,159
Shenzhou International Group Holdings, Ltd.	7,800	46,937
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	2,000	10,177
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.†	200	12,007
Sinoma Science & Technology Co., Ltd., Class A	1,900	15,386
Sinopharm Group Co., Ltd.	16,800	39,749
Sinotruk Hong Kong, Ltd.	10,000	49,608
Smoore International Holdings, Ltd.*	24,000	28,855
Sungrow Power Supply Co., Ltd., Class A	1,300	26,154
Sunny Optical Technology Group Co., Ltd.	8,100	66,435
Sunwoda Electronic Co., Ltd., Class A	2,600	10,504
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	1,600	44,529
Suzhou TFC Optical Communication Co., Ltd., Class A	500	22,912
TAL Education Group ADR†	3,726	41,433
TBEA Co., Ltd., Class A	6,200	24,381
TCL Technology Group Corp., Class A	24,600	15,486
Tencent Holdings, Ltd.	68,700	4,171,123
Tencent Music Entertainment Group ADR	5,697	52,241

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tianqi Lithium Corp., Class A†	2,400	$28,176
Tingyi Cayman Islands Holding Corp.	20,000	30,681
Tongcheng Travel Holdings, Ltd.	14,800	33,695
Tongwei Co., Ltd., Class A†	4,900	12,529
Tsingtao Brewery Co., Ltd.	8,000	55,268
UBTech Robotics Corp., Ltd.†	1,700	23,330
Unigroup Guoxin Microelectronics Co., Ltd., Class A	1,100	12,556
Unisplendour Corp., Ltd., Class A	3,500	16,503
Verisilicon Microelectronics Shanghai Co., Ltd., Class A†	599	25,099
Victory Giant Technology Huizhou Co., Ltd., Class A	700	34,095
Vipshop Holdings, Ltd. ADR	2,502	36,004
Wanhua Chemical Group Co., Ltd., Class A	2,200	28,866
Wanxiang Qianchao Co., Ltd., Class A	4,300	10,213
Weichai Power Co., Ltd.	25,000	125,360
Weichai Power Co., Ltd., Class A	1,500	6,974
Wens Foodstuffs Group Co., Ltd., Class A	6,800	16,385
Wuliangye Yibin Co., Ltd., Class A	2,000	28,479
WUS Printed Circuit Kunshan Co., Ltd., Class A	2,100	31,931
WuXi AppTec Co., Ltd.*	3,496	61,157
WuXi AppTec Co., Ltd., Class A	2,300	37,242
Wuxi Biologics Cayman, Inc.*†	39,500	166,311
WuXi XDC Cayman, Inc.†	1,500	11,298
XCMG Construction Machinery Co., Ltd., Class A	13,000	18,966
Xiamen Tungsten Co., Ltd., Class A	1,500	12,739
Xiaomi Corp., Class B*†	184,600	690,019
Xinyi Solar Holdings, Ltd.	66,000	24,182
XPeng, Inc., Class A†	15,100	121,393
XtalPi Holdings, Ltd.†	12,000	14,634
Yadea Group Holdings, Ltd.*	14,000	21,468
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co.*	4,000	104,112
Yankuang Energy Group Co., Inc.	37,000	77,276
Yankuang Energy Group Co., Inc., Class A	8,100	27,004
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	900	18,261
Yunnan Aluminium Co., Ltd., Class A	4,900	22,948
Yunnan Baiyao Group Co., Ltd., Class A	1,900	14,757
Yutong Bus Co., Ltd., Class A	3,000	15,561
Zangge Mining Co., Ltd., Class A	1,000	13,203
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	700	14,719
Zhaojin Mining Industry Co., Ltd.	19,500	70,921
Zhejiang Century Huatong Group Co., Ltd., Class A†	6,500	15,262
Zhejiang China Commodities City Group Co., Ltd., Class A	3,800	7,411
Zhejiang Dahua Technology Co., Ltd., Class A	7,400	20,052
Zhejiang Huayou Cobalt Co., Ltd., Class A	2,600	25,796
Zhejiang Juhua Co., Ltd., Class A	3,000	16,196
Zhejiang Leapmotor Technology Co., Ltd.*†	6,600	39,996
Zhejiang NHU Co., Ltd., Class A	3,400	17,306
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,800	19,393
Zhejiang Zheneng Electric Power Co., Ltd., Class A	13,600	11,383
Zhongji Innolight Co., Ltd., Class A	800	101,281
Zhongjin Gold Corp., Ltd., Class A	5,100	19,449
Zhuzhou CRRC Times Electric Co., Ltd.	5,300	24,380
Zijin Mining Group Co., Ltd.	64,000	294,013
Zijin Mining Group Co., Ltd., Class A	13,300	65,376
ZTE Corp.	9,600	30,814
ZTE Corp., Class A	2,600	14,088
ZTO Express Cayman, Inc.	4,800	121,688
		23,062,552
Colombia — 0.1%
Grupo Cibest SA	2,659	55,132
Security Description	Shares or Principal Amount	Value

Colombia (continued)
Grupo Cibest SA (Preference Shares)	4,934	$84,699
Interconexion Electrica SA ESP	4,307	33,310
		173,141
Czech Republic — 0.1%
CEZ AS	1,347	77,629
Komercni Banka AS	590	31,458
Moneta Money Bank AS*	2,611	23,009
		132,096
Egypt — 0.1%
Commercial International Bank Egypt SAE	29,533	74,356
Eastern Co. SAE	15,881	11,796
		86,152
Greece — 0.5%
Alpha Bank SA	17,672	71,288
Eurobank SA†	28,376	124,213
Hellenic Telecommunications Organization SA	1,253	26,809
JUMBO SA	1,364	37,384
National Bank of Greece SA	9,891	157,432
Piraeus Bank SA	12,832	122,494
Public Power Corp. S.A.	2,501	53,176
		592,796
Hong Kong — 3.5%
Alibaba Group Holding, Ltd.	184,028	3,024,039
Alibaba Health Information Technology, Ltd.†	62,000	34,957
Beijing Enterprises Holdings, Ltd.	5,500	21,809
Bosideng International Holdings, Ltd.	60,000	32,796
C&D International Investment Group, Ltd.	9,000	17,168
China Gas Holdings, Ltd.	26,800	24,884
China Merchants Port Holdings Co., Ltd.	17,320	34,461
China Overseas Land & Investment, Ltd.	42,500	72,538
China Power International Development, Ltd.	51,000	21,299
China Resources Beer Holdings Co., Ltd.	18,500	63,715
China Resources Gas Group, Ltd.	10,100	24,252
China Resources Land, Ltd.	37,000	154,850
China Resources Power Holdings Co., Ltd.	22,000	54,170
China Ruyi Holdings, Ltd.†	112,000	21,002
China State Construction International Holdings, Ltd.	14,000	16,217
China Taiping Insurance Holdings Co., Ltd.	17,200	49,052
Chow Tai Fook Jewellery Group, Ltd.	28,200	38,471
Far East Horizon, Ltd.	31,000	29,743
GCL Technology Holdings, Ltd.†	243,000	28,174
Geely Automobile Holdings, Ltd.	72,000	211,670
Guangdong Investment, Ltd.	38,000	39,688
Hua Hong Semiconductor, Ltd.*†	9,000	133,544
Kunlun Energy Co., Ltd.	46,000	44,346
NetEase Cloud Music, Inc.*†	300	4,429
Orient Overseas International, Ltd.	1,500	26,240
Sino Biopharmaceutical, Ltd.	121,750	84,872
Want Want China Holdings, Ltd.	56,000	31,618
Zijin Gold International Co., Ltd.†	700	13,551
		4,353,555
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	3,687	49,191
OTP Bank Nyrt	2,118	284,658
Richter Gedeon Nyrt	1,513	63,867
		397,716
India — 12.0%
ABB India, Ltd.	636	48,925

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Adani Enterprises, Ltd.	2,101	$53,926
Adani Ports & Special Economic Zone, Ltd.	6,474	115,509
Adani Power, Ltd.†	33,235	78,196
Alkem Laboratories, Ltd.	428	24,587
Ambuja Cements, Ltd.	7,361	34,757
APL Apollo Tubes, Ltd.	2,071	41,931
Apollo Hospitals Enterprise, Ltd.	1,100	88,862
Ashok Leyland, Ltd.	36,354	62,559
Asian Paints, Ltd.	3,599	93,460
Astral, Ltd.	1,671	27,094
AU Small Finance Bank, Ltd.*	4,224	45,289
Aurobindo Pharma, Ltd.	3,322	48,666
Avenue Supermarts, Ltd.*†	1,977	96,408
Axis Bank, Ltd.	24,972	338,311
Bajaj Auto, Ltd.	731	77,792
Bajaj Finance, Ltd.	29,333	292,888
Bajaj Finserv, Ltd.	3,916	72,040
Bajaj Holdings & Investment, Ltd.	357	38,684
Balkrishna Industries, Ltd.	1,036	23,701
Bank of Baroda	9,898	27,659
Bharat Electronics, Ltd.	40,514	185,021
Bharat Forge, Ltd.	2,567	51,509
Bharat Heavy Electricals, Ltd.	13,270	49,695
Bharat Petroleum Corp., Ltd.	16,593	53,464
Bharti Airtel, Ltd.	27,441	548,369
Bosch, Ltd.	94	36,012
Britannia Industries, Ltd.	1,171	70,954
Canara Bank	22,136	31,683
CG Power & Industrial Solutions, Ltd.	7,559	65,289
Cholamandalam Investment & Finance Co., Ltd.	4,836	80,835
Cipla, Ltd.	5,619	77,443
Coal India, Ltd.	19,791	100,553
Colgate-Palmolive India, Ltd.	993	22,088
Coromandel International, Ltd.	1,481	31,285
Cummins India, Ltd.	1,610	90,049
Dabur India, Ltd.	6,181	29,003
Divi's Laboratories, Ltd.	1,452	99,870
Dixon Technologies India, Ltd.	433	51,675
DLF, Ltd.	9,265	57,876
Dr. Reddy's Laboratories, Ltd.	6,047	84,631
Eicher Motors, Ltd.	1,544	116,560
Eternal, Ltd.†	27,861	72,947
Fortis Healthcare, Ltd.	2,304	22,460
FSN E-Commerce Ventures, Ltd.†	11,861	33,487
GAIL India, Ltd.	29,109	50,518
GE Vernova T&D India, Ltd.	466	22,205
GMR Airports, Ltd.†	29,172	29,707
Godrej Consumer Products, Ltd.	4,368	49,494
Godrej Properties, Ltd.†	1,551	30,080
Grasim Industries, Ltd.	3,230	95,708
Havells India, Ltd.	2,310	30,381
HCL Technologies, Ltd.	10,579	134,320
HDFC Asset Management Co., Ltd.*	2,082	60,216
HDFC Bank, Ltd.	121,113	995,402
HDFC Life Insurance Co., Ltd.*	9,217	57,486
Hero MotoCorp, Ltd.	1,318	71,565
Hindalco Industries, Ltd.	14,122	155,791
Hindustan Aeronautics, Ltd.	2,340	107,477
Hindustan Petroleum Corp., Ltd.	10,966	43,703
Hindustan Unilever, Ltd.	8,710	207,678
Hitachi Energy India, Ltd.	47	16,717
Hyundai Motor India, Ltd.	1,930	37,283
Security Description	Shares or Principal Amount	Value

India (continued)
ICICI Bank, Ltd.	55,576	$745,096
ICICI Lombard General Insurance Co., Ltd.*	2,658	49,473
ICICI Prudential Life Insurance Co., Ltd.*	4,024	21,893
IDFC First Bank, Ltd.	42,501	31,509
Indian Hotels Co., Ltd.	9,630	65,285
Indian Oil Corp., Ltd.	30,315	45,793
Indus Towers, Ltd.†	15,526	67,542
IndusInd Bank, Ltd.†	5,433	53,072
Info Edge India, Ltd.	4,290	44,065
Infosys, Ltd.	34,487	430,691
InterGlobe Aviation, Ltd.*	2,121	97,562
ITC, Ltd.	28,458	94,815
Jindal Stainless, Ltd.	4,102	33,467
Jindal Steel, Ltd.	4,498	58,464
Jio Financial Services, Ltd.	32,298	84,847
JSW Energy, Ltd.	4,414	26,267
JSW Steel, Ltd.	6,751	90,090
Jubilant Foodworks, Ltd.	4,328	21,984
Kalyan Jewellers India, Ltd.	4,526	19,857
Kotak Mahindra Bank, Ltd.	56,408	229,328
Larsen & Toubro, Ltd.	7,151	305,822
Lodha Developers, Inc.*	3,714	35,289
LTM, Ltd.*	826	37,179
Lupin, Ltd.	2,845	69,466
Mahindra & Mahindra, Ltd.	10,311	338,850
Malco Energy, Ltd.†(1)(2)	13,979	17,825
Mankind Pharma, Ltd.	1,217	28,849
Marico, Ltd.	5,176	42,438
Maruti Suzuki India, Ltd.	1,312	185,351
Max Healthcare Institute, Ltd.	8,635	90,588
Mphasis, Ltd.	1,125	27,249
MRF, Ltd.	28	38,557
Muthoot Finance, Ltd.	1,484	54,246
Nestle India, Ltd.	6,975	107,763
NHPC, Ltd.	37,770	33,303
NMDC, Ltd.	27,291	26,117
NTPC, Ltd.	48,096	203,324
Oberoi Realty, Ltd.	1,480	26,129
Oil & Natural Gas Corp., Ltd.	34,732	109,324
Oil India, Ltd.	5,762	29,705
One 97 Communications, Ltd.†	2,646	30,838
Oracle Financial Services Software, Ltd.	235	24,216
Page Industries, Ltd.	35	13,768
PB Fintech, Ltd.†	4,203	74,008
Persistent Systems, Ltd.	1,276	64,970
Petronet LNG, Ltd.	9,779	28,980
Phoenix Mills, Ltd.	2,456	46,075
PI Industries, Ltd.	1,010	33,043
Pidilite Industries, Ltd.	2,651	38,664
Polycab India, Ltd.	662	56,825
Power Finance Corp., Ltd.	18,407	87,642
Power Grid Corp. of India, Ltd.	51,511	174,225
Prestige Estates Projects, Ltd.	1,954	29,150
Punjab National Bank	27,406	31,887
Rail Vikas Nigam, Ltd.	5,744	18,196
REC, Ltd.	13,139	49,544
Reliance Industries, Ltd.	65,484	995,287
Samvardhana Motherson International, Ltd.	50,457	65,278
SBI Cards & Payment Services, Ltd.	2,884	19,729
SBI Life Insurance Co., Ltd.*	4,970	95,517
Shree Cement, Ltd.	111	28,576
Shriram Finance, Ltd.	15,886	158,921
Siemens Energy India, Ltd.	1,406	48,827

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Siemens, Ltd.†	1,109	$45,020
Solar Industries India, Ltd.	343	56,144
SRF, Ltd.	1,429	38,265
State Bank of India	19,635	223,195
Sun Pharmaceutical Industries, Ltd.	10,502	200,757
Sundaram Finance, Ltd.	816	39,149
Supreme Industries, Ltd.	787	30,201
Suzlon Energy, Ltd.†	111,472	65,975
Swiggy, Ltd.†	13,358	38,474
Talwandi Sabo Power, Ltd.†(1)(2)	13,979	17,825
Tata Communications, Ltd.	1,382	23,240
Tata Consultancy Services, Ltd.	9,635	252,076
Tata Consumer Products, Ltd.	7,062	85,669
Tata Motors Passenger Vehicles, Ltd.	16,947	61,668
Tata Motors, Ltd.†	23,611	103,045
Tata Power Co., Ltd.	17,809	83,834
Tata Steel, Ltd.	80,477	180,736
Tech Mahindra, Ltd.	6,096	94,881
Titan Co., Ltd.	3,722	173,215
Torrent Pharmaceuticals, Ltd.	1,271	56,312
Torrent Power, Ltd.	2,129	39,366
Trent, Ltd.	2,153	94,858
Tube Investments of India, Ltd.	1,374	43,202
TVS Motor Co., Ltd.	2,635	97,652
UltraTech Cement, Ltd.	1,317	161,486
Union Bank of India, Ltd.	18,706	33,002
United Spirits, Ltd.	3,521	49,445
UPL, Ltd.	5,182	35,197
Varun Beverages, Ltd.	15,912	87,265
Vedanta Aluminium Metal, Ltd.†(1)(2)	13,979	17,825
Vedanta Iron & Steel, Ltd.†(1)(2)	13,979	17,825
Vedanta, Ltd.	13,979	40,383
Vishal Mega Mart, Ltd.†	6,271	8,156
Vodafone Idea, Ltd.†	333,096	35,870
Voltas, Ltd.	2,376	36,223
WAAREE Energies, Ltd.	304	10,087
Wipro, Ltd.	29,145	61,948
Yes Bank, Ltd.†	165,174	35,014
Zydus Lifesciences, Ltd.	2,835	26,779
		15,123,637
Indonesia — 0.7%
Amman Mineral Internasional PT†	106,600	31,547
Astra International Tbk PT	242,900	84,012
Bank Central Asia Tbk PT	614,500	208,753
Bank Mandiri Persero Tbk PT	424,700	108,182
Bank Negara Indonesia Persero Tbk PT	181,200	39,183
Bank Rakyat Indonesia Persero Tbk PT	720,600	125,185
Barito Pacific Tbk PT†	275,700	29,665
Barito Renewables Energy Tbk PT†	65,100	16,898
Bumi Resources Minerals Tbk PT†	433,000	20,250
Chandra Asri Pacific Tbk PT	88,300	27,227
Charoen Pokphand Indonesia Tbk PT	78,100	18,142
Dian Swastatika Sentosa Tbk PT†	215,000	20,065
GoTo Gojek Tokopedia Tbk PT†	10,682,100	33,400
Petrindo Jaya Kreasi Tbk PT	237,100	16,341
Sumber Alfaria Trijaya Tbk PT	211,400	15,981
Telkom Indonesia Persero Tbk PT	575,100	94,780
United Tractors Tbk PT	19,500	32,738
		922,349
Security Description	Shares or Principal Amount	Value

Ireland — 0.6%
PDD Holdings, Inc. ADR†	7,273	$726,427
Kuwait — 0.6%
Boubyan Bank KSCP	19,432	42,919
Gulf Bank KSCP	26,435	29,152
Kuwait Finance House KSCP	130,726	335,993
Mabanee Co. KPSC	9,922	32,471
Mobile Telecommunications Co. KSCP	22,116	41,032
National Bank of Kuwait SAKP	96,094	269,354
		750,921
Luxembourg — 0.1%
Allegro.eu SA*†	7,068	58,091
Reinet Investments SCA	1,587	54,772
Zabka Group SA†	3,359	21,505
		134,368
Malaysia — 1.2%
AMMB Holdings Bhd	30,300	47,109
Axiata Group Bhd	30,600	18,177
CELCOMDIGI Bhd	43,600	32,988
CIMB Group Holdings Bhd	94,300	182,228
Gamuda Bhd	57,200	63,764
Hong Leong Bank Bhd	6,900	38,745
IHH Healthcare Bhd	22,700	50,530
IOI Corp. Bhd	27,900	30,391
Kuala Lumpur Kepong Bhd	4,800	25,710
Malayan Banking Bhd	60,200	168,572
Maxis Bhd	24,800	21,808
MISC Bhd	15,100	31,807
MR DIY Group M Bhd*	41,600	17,590
Nestle Malaysia Bhd	800	21,832
Petronas Chemicals Group Bhd	28,300	41,827
Petronas Dagangan Bhd	3,700	18,815
Petronas Gas Bhd	9,500	42,615
Press Metal Aluminium Holdings Bhd	42,700	92,800
Public Bank Bhd	161,400	191,012
QL Resources Bhd	16,800	16,074
RHB Bank Bhd	20,100	41,309
SD Guthrie Bhd	23,000	35,945
Sunway Bhd	28,900	39,203
Telekom Malaysia Bhd	10,200	19,207
Tenaga Nasional Bhd	30,000	110,117
YTL Corp. Bhd	32,620	16,817
YTL Power International Bhd	36,960	35,735
		1,452,727
Mexico — 1.8%
America Movil SAB de CV	194,253	258,433
Arca Continental SAB de CV	5,700	68,520
Cemex SAB de CV CPO	159,894	196,429
Coca-Cola Femsa SAB de CV	5,221	52,887
Fibra Uno Administracion SA de CV	30,134	51,700
Fomento Economico Mexicano SAB de CV	18,023	212,879
Gruma SAB de CV, Class B	1,319	22,931
Grupo Aeroportuario del Centro Norte SAB de CV	2,827	37,303
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,778	95,148
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,000	60,816
Grupo Bimbo SAB de CV, Class A	12,019	40,856
Grupo Carso SAB de CV, Class A1	6,400	48,849
Grupo Comercial Chedraui SA de CV	3,100	18,138
Grupo Financiero Banorte SAB de CV, Class O	26,633	290,244
Grupo Financiero Inbursa SAB de CV, Class O	16,152	39,759
Grupo Mexico SAB de CV, Class B	33,598	368,321

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Industrias Penoles SAB de CV†	2,142	$108,642
Kimberly-Clark de Mexico SAB de CV, Class A	12,209	27,572
Prologis Property Mexico SA de CV	11,178	51,192
Promotora y Operadora de Infraestructura SAB de CV	2,130	33,724
Sigma Foods SAB de CV, Class A	32,788	31,158
Wal-Mart de Mexico SAB de CV	46,578	147,265
		2,262,766
Netherlands — 0.1%
JBS NV, Class A†	2,795	44,888
NEPI Rockcastle NV	6,666	56,413
X5 Retail Group NV GDR†(1)(2)	1,555	0
		101,301
Peru — 0.2%
Cia de Minas Buenaventura SAA ADR	1,940	63,225
Credicorp., Ltd.	584	189,315
		252,540
Philippines — 0.3%
Ayala Corp.	2,585	19,684
Ayala Land, Inc.	89,800	22,094
Bank of the Philippine Islands	22,575	32,969
BDO Unibank, Inc.	29,844	55,779
International Container Terminal Services, Inc.	12,540	145,895
Jollibee Foods Corp.	4,780	12,375
Manila Electric Co.	2,630	27,913
Metropolitan Bank & Trust Co.	18,723	20,518
PLDT, Inc.	840	17,109
SM Investments Corp.	2,310	22,881
SM Prime Holdings, Inc.	123,900	38,326
		415,543
Poland — 1.0%
Bank Millennium SA†	8,061	39,744
Bank Polska Kasa Opieki SA	2,138	133,800
Budimex SA	159	29,012
CD Projekt SA	746	56,799
Dino Polska SA*†	5,510	48,803
Erst Bank Polska SA	434	73,900
KGHM Polska Miedz SA†	1,444	121,073
LPP SA	12	72,522
mBank SA†	186	58,740
Orlen SA	6,374	234,256
PGE Polska Grupa Energetyczna SA†	10,661	31,369
Powszechna Kasa Oszczednosci Bank Polski SA	9,278	242,638
Powszechny Zaklad Ubezpieczen SA	6,439	113,169
		1,255,825
Qatar — 0.6%
Al Rayan Bank	71,297	42,411
Commercial Bank PSQC	28,762	34,022
Dukhan Bank	22,297	21,212
Industries Qatar QSC	17,920	58,878
Mesaieed Petrochemical Holding Co.	66,506	21,759
Nebras Energy	5,730	23,060
Ooredoo Q.P.S.C.	9,251	34,853
Qatar Fuel QSC	7,006	27,576
Qatar Gas Transport Co., Ltd.	31,459	37,059
Qatar International Islamic Bank QSC	11,499	35,690
Security Description	Shares or Principal Amount	Value

Qatar (continued)
Qatar Islamic Bank Q.P.S.C.	19,782	$121,143
Qatar National Bank Q.P.S.C.	51,650	246,783
		704,446
Russia — 0.0%
Gazprom PJSC†(1)(2)	158,896	0
LUKOIL PJSC†(1)(2)	5,515	0
MMC Norilsk Nickel PJSC ADR†(1)(2)	8,556	0
Mobile TeleSystems PJSC ADR†(1)(2)	5,342	0
Novatek PJSC GDR†(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR†(1)(2)	1,814	0
Ozon Holdings PLC ADR†(1)(2)	701	0
Phosagro PJSC GDR†(1)(2)	1,927	0
Phosagro PJSC GDR (1)(2)	13	0
Polyus PJSC GDR†(1)(2)	852	0
Rosneft PJSC GDR†(1)(2)	16,114	0
Severstal PAO GDR†(1)(2)	2,862	0
Surgutneftegas PJSC ADR†(1)(2)	10,541	0
Tatneft PJSC ADR†(1)(2)	2,926	0
T-Tekhnologii MKPAO GDR†(1)	1,576	0
		0
Saudi Arabia — 2.7%
ACWA Power Co.†	1,706	76,638
Ades Holding Co.	4,327	22,621
Al Rajhi Bank	32,758	599,964
Alinma Bank	14,479	94,120
Almarai Co. JSC	4,942	54,579
Arab National Bank	10,269	59,042
Arabian Internet & Communications Services Co.	329	19,487
Bank AlBilad	8,457	56,735
Bank Al-Jazira	8,378	26,302
Banque Saudi Fransi	15,049	77,519
Bupa Arabia for Cooperative Insurance Co.	961	46,889
Co. for Cooperative Insurance	817	28,462
Dar Al Arkan Real Estate Development Co.†	6,270	29,632
Dr. Sulaiman Al Habib Medical Services Group Co.	968	62,590
Elm Co.	267	41,740
Etihad Etisalat Co.	4,183	72,531
Jabal Omar Development Co.†	7,368	31,120
Jarir Marketing Co.	6,400	25,688
Makkah Construction & Development Co.	884	18,933
Mouwasat Medical Services Co.	1,194	21,661
Riyad Bank	20,049	111,043
SABIC Agri-Nutrients Co.	2,683	104,264
SAL Saudi Logistics Services	320	14,034
Saudi Arabian Mining Co.†	15,074	265,041
Saudi Arabian Oil Co.*	60,614	448,269
Saudi Awwal Bank	11,318	102,858
Saudi Basic Industries Corp.	9,296	151,803
Saudi Energy Co.	9,880	46,763
Saudi Investment Bank	8,255	29,167
Saudi National Bank	31,642	331,599
Saudi Tadawul Group Holding Co.	535	18,936
Saudi Telecom Co.	21,073	244,702
Yanbu National Petrochemical Co.	3,548	34,686
		3,369,418
Singapore — 0.3%
BOC Aviation, Ltd.*	2,500	25,699
Trip.com Group, Ltd.†	6,700	361,486
		387,185

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa — 2.8%
Absa Group, Ltd.	8,787	$122,867
Bid Corp., Ltd.	3,740	91,575
Bidvest Group, Ltd.	2,488	34,810
Capitec Bank Holdings, Ltd.	985	255,639
Clicks Group, Ltd.	2,636	41,583
Discovery, Ltd.	6,811	105,697
FirstRand, Ltd.	57,379	303,768
Gold Fields, Ltd.	9,660	412,230
Harmony Gold Mining Co., Ltd.	5,843	92,250
Impala Platinum Holdings, Ltd.	10,005	139,171
MTN Group, Ltd.	19,279	242,213
Naspers, Ltd., Class N	8,522	461,469
Nedbank Group, Ltd.	4,373	70,205
Northam Platinum Holdings, Ltd.	3,019	57,881
OUTsurance Group, Ltd.	9,393	39,893
Pepkor Holdings, Ltd.*	30,298	40,018
Remgro, Ltd.	5,915	69,097
Sanlam, Ltd.	20,052	103,278
Sasol, Ltd.†	6,608	91,284
Shoprite Holdings, Ltd.	4,870	82,064
Sibanye Stillwater, Ltd.	32,675	97,256
Standard Bank Group, Ltd.	14,069	270,566
Valterra Platinum, Ltd.	2,931	234,448
Vodacom Group, Ltd.	6,114	51,849
		3,511,111
South Korea — 18.9%
Alteogen, Inc.	455	113,394
Amorepacific Corp.	365	33,490
APR Corp.	237	68,098
Celltrion, Inc.	1,598	216,768
DB Insurance Co., Ltd.	563	64,025
Doosan Co., Ltd.	78	84,620
Doosan Enerbility Co., Ltd.†	4,887	425,012
Ecopro BM Co., Ltd.	551	77,922
Ecopro Co., Ltd.	1,143	120,556
Hana Financial Group, Inc.	3,049	264,300
Hanjin Kal Corp.	301	23,205
Hankook Tire & Technology Co., Ltd.	947	38,033
Hanmi Semiconductor Co., Ltd.	426	106,706
Hanwha Aerospace Co., Ltd.	368	351,053
Hanwha Ocean Co., Ltd.†	1,301	116,813
Hanwha Systems Co., Ltd.	946	74,360
HD Hyundai Co., Ltd.	510	107,403
HD Hyundai Electric Co., Ltd.	269	228,497
HLB, Inc.†	1,315	54,208
HMM Co., Ltd.	2,789	38,556
HYBE Co., Ltd.	243	43,462
Hyosung Heavy Industries Corp.	62	166,273
Hyundai Engineering & Construction Co., Ltd.	540	59,187
Hyundai Glovis Co., Ltd.	406	62,909
Hyundai Heavy Industries Co., Ltd.	412	192,195
Hyundai Mobis Co., Ltd.	633	183,468
Hyundai Motor Co.	1,442	524,812
Hyundai Motor Co. (2nd Preference Shares)	350	59,506
Hyundai Motor Co. (Preference Shares)	199	33,999
Hyundai Rotem Co., Ltd.	863	156,399
Industrial Bank of Korea	2,725	41,832
Kakao Corp.	3,111	100,246
KakaoBank Corp.	1,835	30,380
KB Financial Group, Inc.	3,828	415,479
Kia Corp.	2,540	262,895
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Korea Aerospace Industries, Ltd.	769	$87,842
Korea Electric Power Corp.	2,555	75,941
Korea Investment Holdings Co., Ltd.	426	70,386
Korea Shipbuilding & Offshore Engineering Co., Ltd.	479	150,737
Korean Air Lines Co., Ltd.	2,137	35,726
Krafton, Inc.	322	57,659
KT&G Corp.	1,098	132,097
LG Chem, Ltd.	532	144,253
LG Corp.	907	60,726
LG Display Co., Ltd.†	2,910	24,434
LG Electronics, Inc.	1,108	106,704
LG Energy Solution, Ltd.†	523	162,872
LG Uplus Corp.	1,278	13,662
LIG Defense&Technology Co., Ltd.	108	67,786
LS Electric Co., Ltd.	855	161,244
Meritz Financial Group, Inc.†	929	70,443
Mirae Asset Securities Co., Ltd.	2,004	89,256
NAVER Corp.	1,463	210,156
NH Investment & Securities Co., Ltd.	1,642	37,423
POSCO Future M Co., Ltd.	422	72,519
POSCO Holdings, Inc.	747	233,041
Posco International Corp.	696	40,877
Samsung Biologics Co., Ltd.*†	117	116,971
Samsung C&T Corp.	900	182,117
Samsung Electro-Mechanics Co., Ltd.	617	350,232
Samsung Electronics Co., Ltd.	50,605	7,677,405
Samsung Electronics Co., Ltd. (Preference Shares)	8,722	950,604
Samsung Episholdings Co., Ltd.†	34	12,626
Samsung Fire & Marine Insurance Co., Ltd.	306	95,322
Samsung Heavy Industries Co., Ltd.†	7,823	172,797
Samsung Life Insurance Co., Ltd.	901	152,350
Samsung SDI Co., Ltd.†	676	320,672
Samsung SDS Co., Ltd.	531	59,909
Samyang Foods Co., Ltd.	50	45,463
Shinhan Financial Group Co., Ltd.	4,682	315,993
SK Biopharmaceuticals Co., Ltd.†	407	27,635
SK Hynix, Inc.	5,847	5,145,165
SK Innovation Co., Ltd.†	709	70,318
SK Square Co., Ltd.†	1,015	591,379
SK Telecom Co., Ltd.	463	29,950
SK, Inc.	390	112,603
S-Oil Corp.	447	39,694
Woori Financial Group, Inc.	7,371	166,081
Yuhan Corp.	682	42,202
		23,723,333
Switzerland — 0.0%
Allwyn AG	1,956	27,916
Taiwan — 25.0%
Accton Technology Corp.	6,000	433,247
Advantech Co., Ltd.	5,148	58,513
Airtac International Group	2,000	92,431
Alchip Technologies, Ltd.	1,000	136,145
ASE Technology Holding Co., Ltd.	37,000	585,569
Asia Cement Corp.	31,000	34,350
Asia Vital Components Co., Ltd.	3,000	274,807
ASPEED Technology, Inc.	41	21,517
Asustek Computer, Inc.	8,000	147,357
Bizlink Holding, Inc.	1,000	89,555
Caliway Biopharmaceuticals Co., Ltd.†	7,000	23,167
Catcher Technology Co., Ltd.	7,000	46,425
Cathay Financial Holding Co., Ltd.	108,000	266,273
Chailease Holding Co., Ltd.	17,153	63,006

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Chang Hwa Commercial Bank, Ltd.	73,936	$49,718
China Airlines, Ltd.	42,000	23,928
China Steel Corp.	134,000	79,523
Chroma ATE, Inc.	4,000	270,618
Chunghwa Telecom Co., Ltd.	39,000	167,949
Compal Electronics, Inc.	46,000	42,602
CTBC Financial Holding Co., Ltd.	185,000	308,876
Delta Electronics, Inc.	21,000	1,449,881
E Ink Holdings, Inc.	11,000	47,831
E.Sun Financial Holding Co., Ltd.	159,770	161,461
Elite Material Co., Ltd.	3,000	441,508
eMemory Technology, Inc.	1,000	128,100
Eva Airways Corp.	30,000	31,839
Evergreen Marine Corp. Taiwan, Ltd.	13,000	83,243
Far Eastern New Century Corp.	32,000	26,205
Far EasTone Telecommunications Co., Ltd.	20,000	59,767
First Financial Holding Co., Ltd.	138,341	126,789
Formosa Chemicals & Fibre Corp.	43,000	71,062
Formosa Plastics Corp.	44,000	71,669
Fortune Electric Co., Ltd.	1,310	37,931
Fubon Financial Holding Co., Ltd.	95,919	273,411
Gigabyte Technology Co., Ltd.	6,000	52,397
Global Unichip Corp.	1,000	137,432
Globalwafers Co., Ltd.	3,000	55,353
Gold Circuit Electronics, Ltd.	2,000	89,841
Hon Hai Precision Industry Co., Ltd.	135,200	961,306
Hon Precision, Inc.	1,000	162,153
Hotai Motor Co., Ltd.	3,080	46,503
Hua Nan Financial Holdings Co., Ltd.	104,899	107,006
Innolux Corp.	78,660	61,130
International Games System Co., Ltd.	3,000	71,555
Inventec Corp.	30,000	43,698
Jentech Precision Industrial Co., Ltd.	1,000	173,533
KGI Financial Holding Co., Ltd.	179,225	123,839
King Slide Works Co., Ltd.	1,000	124,256
King Yuan Electronics Co., Ltd.	12,000	119,353
Largan Precision Co., Ltd.	1,000	81,342
Lite-On Technology Corp.	23,000	122,646
Lotes Co., Ltd.	1,000	84,309
MediaTek, Inc.	16,000	1,360,025
Mega Financial Holding Co., Ltd.	128,730	159,581
Nan Ya Plastics Corp.	54,000	159,142
Novatek Microelectronics Corp.	6,000	78,529
Pegatron Corp.	22,000	57,644
PharmaEssentia Corp.	3,329	70,720
President Chain Store Corp.	6,000	42,430
Quanta Computer, Inc.	30,000	298,960
Realtek Semiconductor Corp.	6,000	102,843
Shanghai Commercial & Savings Bank, Ltd.	46,000	56,780
SinoPac Financial Holdings Co., Ltd.	125,100	123,587
Taiwan Business Bank	85,018	43,953
Taiwan Cooperative Financial Holding Co., Ltd.	121,702	88,311
Taiwan High Speed Rail Corp.	15,000	12,593
Taiwan Mobile Co., Ltd.	21,000	73,946
Taiwan Semiconductor Manufacturing Co., Ltd.	264,000	17,922,576
TCC Group Holdings Co., Ltd.	75,512	59,157
Teco Electric and Machinery Co., Ltd.	8,000	15,854
TS Financial Holding Co., Ltd.	239,652	182,173
Unimicron Technology Corp.	14,338	405,095
Uni-President Enterprises Corp.	57,000	124,866
United Microelectronics Corp.	119,000	306,308
Vanguard International Semiconductor Corp.	11,000	52,799
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Wan Hai Lines, Ltd.	8,000	$18,933
Wistron Corp.	33,000	143,425
Wiwynn Corp.	1,000	148,561
Yageo Corp.	18,820	195,177
Yang Ming Marine Transport Corp.	20,000	31,135
Yuanta Financial Holding Co., Ltd.	118,704	198,314
Zhen Ding Technology Holding, Ltd.	7,000	95,036
		31,472,378
Thailand — 1.0%
Advanced Info Service PCL NVDR	10,900	114,055
Airports of Thailand PCL NVDR	45,300	71,684
Bangkok Dusit Medical Services PCL NVDR	88,300	49,737
Bumrungrad Hospital PCL NVDR	6,700	37,304
Central Pattana PCL NVDR	25,100	47,982
Charoen Pokphand Foods PCL NVDR	51,700	30,720
CP ALL PCL NVDR	29,800	39,948
Delta Electronics Thailand PCL NVDR	34,800	340,397
Gulf Development PCL NVDR	43,116	76,466
Kasikornbank PCL NVDR	6,200	36,996
Krung Thai Bank PCL NVDR	46,300	47,024
Minor International PCL NVDR	35,300	22,707
PTT Exploration & Production PCL NVDR	18,100	85,290
PTT PCL NVDR	81,300	88,192
SCB X PCL NVDR	3,900	15,703
Siam Cement PCL NVDR	9,000	66,635
True Corp. PCL NVDR	119,927	50,599
		1,221,439
Turkey — 0.4%
Akbank Turk AS	29,756	48,382
Aselsan Elektronik Sanayi Ve Ticaret AS	16,340	152,080
BIM Birlesik Magazalar AS	4,340	71,384
Eregli Demir ve Celik Fabrikalari TAS	34,036	26,520
Ford Otomotiv Sanayi AS	8,870	19,286
Haci Omer Sabanci Holding AS	12,699	26,974
KOC Holding AS	6,601	29,610
Tupras Turkiye Petrol Rafinerileri AS	10,997	66,153
Turk Hava Yollari AO	2,130	14,546
Turkcell Iletisim Hizmetleri AS	13,637	33,916
Turkiye Is Bankasi AS	60,038	19,116
Yapi ve Kredi Bankasi AS†	42,418	34,898
		542,865
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	34,179	129,370
Abu Dhabi Islamic Bank PJSC	16,493	98,934
Abu Dhabi National Oil Co. PJSC	34,636	34,684
ADNOC Drilling Co. PJSC	36,883	56,991
Adnoc Gas PLC	59,770	54,860
Aldar Properties PJSC	43,452	91,877
Dubai Electricity & Water Authority PJSC	75,619	54,660
Dubai Islamic Bank PJSC	33,737	65,968
Emaar Development PJSC	11,727	46,904
Emaar Properties PJSC	71,447	231,217
Emirates NBD Bank PJSC	21,278	169,362
Emirates Telecommunications Group Co. PJSC	40,946	207,823
First Abu Dhabi Bank PJSC	49,660	238,520
Salik Co. PJSC	20,731	31,720
		1,512,890
United Kingdom — 0.4%
Anglogold Ashanti PLC	5,461	508,052

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States — 0.5%
BeOne Medicines, Ltd.†	10,000	$226,582
Legend Biotech Corp. ADR†	740	17,405
Southern Copper Corp.	758	130,141
Yum China Holdings, Inc.	4,020	195,925
		570,053
Total Long-Term Investment Securities (cost $78,827,277)		126,246,834
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(3) (cost $139,365)	139,365	139,365
TOTAL INVESTMENTS (cost $78,966,642)	100.5%	126,386,199
Other assets less liabilities	(0.5)	(626,959)
NET ASSETS	100.0%	$125,759,240

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $4,800,502 representing 3.8% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	05/04/18, 05/30/18, 01/28/21	158,896	$380,197	$0	$0.00	0.0%
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
LUKOIL PJSC	05/04/18, 05/30/18	5,515	$362,191	$0	$0.00	0.0%
Malco Energy, Ltd.	01/28/21, 07/10/24, 05/30/25	13,979	7,196	17,825	1.28	0.0
MMC Norilsk Nickel PJSC ADR	05/04/18, 05/30/18	8,556	148,884	0	0.00	0.0
Mobile TeleSystems PJSC ADR	05/03/18, 05/30/18, 01/19/20	5,342	54,447	0	0.00	0.0
Novatek PJSC GDR	05/04/18, 05/30/18	1,235	159,195	0	0.00	0.0
Novolipetsk Steel PJSC GDR	09/30/21	1,814	54,499	0	0.00	0.0
Ozon Holdings PLC ADR	09/30/21	701	34,889	0	0.00	0.0
Phosagro PJSC GDR	05/04/18, 05/30/18, 07/28/20	1,927	25,905	0	0.00	0.0
Phosagro PJSC GDR	05/04/18, 05/30/18, 07/28/20	13	167	0	0.00	0.0
Polyus PJSC GDR	09/30/21	852	68,456	0	0.00	0.0
Rosneft PJSC GDR	05/04/18, 05/30/18	16,114	98,393	0	0.00	0.0
Severstal PAO GDR	05/04/18, 05/30/18	2,862	45,107	0	0.00	0.0
Surgutneftegas PJSC ADR	05/04/18, 05/30/18	10,541	48,210	0	0.00	0.0
Talwandi Sabo Power, Ltd.	07/28/20, 01/28/21, 07/10/24, 05/30/25	13,979	7,196	17,825	1.28	0.0
Tatneft PJSC ADR	05/04/18, 05/30/18	2,926	185,200	0	0.00	0.0
Vedanta Aluminium Metal, Ltd.	07/28/20, 01/28/21, 07/10/24, 05/30/25	13,979	7,196	17,825	1.28	0.0
Vedanta Iron & Steel, Ltd.	07/28/20, 01/28/21, 07/10/24, 05/30/25	13,979	7,196	17,825	1.28	0.0
VK IPJSC	09/30/21	1,364	28,193	0	0.00	0.0
X5 Retail Group NV GDR	01/28/21	1,555	56,407	0	0.00	0.0
				$71,300		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of April 30, 2026.

ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
6	Long	MSCI Emerging Markets Index	June 2026	$476,669	$490,260	$13,591

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Semiconductors	28.1%
Banks	13.6
Internet	8.9
Diversified Financial Services	4.0
Oil & Gas	3.9

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Industry Allocation*(continued)
Electronics	3.6%
Telecommunications	3.4
Mining	3.0
Auto Manufacturers	2.6
Insurance	2.2
Computers	2.1
Pharmaceuticals	1.7
Electric	1.6
Electrical Components & Equipment	1.5
Chemicals	1.3
Iron/Steel	1.3
Auto Parts & Equipment	1.1
Beverages	1.1
Aerospace/Defense	1.1
Retail	1.0
Real Estate	1.0
Software	1.0
Food	0.9
Engineering & Construction	0.9
Healthcare-Services	0.8
Machinery-Construction & Mining	0.7
Investment Companies	0.7
Biotechnology	0.6
Transportation	0.6
Miscellaneous Manufacturing	0.6
Commercial Services	0.5
Building Materials	0.5
Shipbuilding	0.5
Coal	0.5
Machinery-Diversified	0.4
Home Furnishings	0.4
Leisure Time	0.4
Water	0.3
Agriculture	0.2
Airlines	0.2
Holding Companies-Diversified	0.2
Distribution/Wholesale	0.2
Household Products/Wares	0.2
Lodging	0.2
Apparel	0.2
Metal Fabricate/Hardware	0.1
Cosmetics/Personal Care	0.1
Gas	0.1
Short-Term Investments	0.1
Pipelines	0.1
REITS	0.1
Forest Products & Paper	0.1
100.5%

*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$5,801,784	$—	$—	$5,801,784
British Virgin Islands	—	—	0	0
Chile	596,759	—	—	596,759
China	241,991	22,820,561	—	23,062,552
Colombia	173,141	—	—	173,141
India	—	15,052,337	71,300	15,123,637
Ireland	726,427	—	—	726,427
Mexico	2,262,766	—	—	2,262,766
Netherlands	44,888	56,413	0	101,301
Peru	252,540	—	—	252,540
Russia	—	—	0	0
United States	147,546	422,507	—	570,053
Other Countries	—	77,575,874	—	77,575,874
Short-Term Investments	139,365	—	—	139,365
Total Investments at Value	$10,387,207	$115,927,692	$71,300	$126,386,199
Other Financial Instruments:†
Futures Contracts	$13,591	$—	$—	$13,591

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 97.8%
Advertising — 0.2%
Omnicom Group, Inc.
3.38%, 03/01/2041	$3,440,000	$2,544,505
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	475,000	463,421
4.63%, 03/15/2030*	300,000	291,905
5.00%, 08/15/2027*	175,000	174,741
7.38%, 02/15/2031*	25,000	26,147
		3,500,719
Aerospace/Defense — 1.1%
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,842,859
3.95%, 08/01/2059	2,670,000	1,854,517
5.81%, 05/01/2050	2,570,000	2,504,344
6.53%, 05/01/2034	4,335,000	4,740,841
6.86%, 05/01/2054	1,380,000	1,532,956
Goat Holdco LLC
6.75%, 02/01/2032*	400,000	409,903
TransDigm, Inc.
4.63%, 01/15/2029*	175,000	172,685
6.13%, 07/31/2034*	200,000	200,220
6.25%, 01/31/2034*	100,000	102,261
6.38%, 03/01/2029*	375,000	382,483
6.38%, 05/31/2033*	150,000	151,153
6.63%, 03/01/2032*	300,000	308,308
6.75%, 08/15/2028*	100,000	101,351
6.75%, 01/31/2034*	200,000	205,459
6.88%, 12/15/2030*	1,700,000	1,752,029
		16,261,369
Agriculture — 1.1%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	4,225,071
4.54%, 08/15/2047	5,625,000	4,584,732
Philip Morris International, Inc.
4.63%, 10/29/2035	7,000,000	6,753,834
		15,563,637
Airlines — 0.0%
United Airlines Holdings, Inc.
5.38%, 03/01/2031	175,000	172,482
Apparel — 0.2%
Beach Acquisition Bidco LLC
10.00%, 07/15/2033*(1)	1,208,102	1,328,923
Champ Acquisition Corp.
8.38%, 12/01/2031*	575,000	605,750
Kontoor Brands, Inc.
4.13%, 11/15/2029*	400,000	381,082
William Carter Co.
7.38%, 02/15/2031*	675,000	693,873
		3,009,628
Auto Manufacturers — 2.1%
Daimler Truck Finance North America LLC
2.00%, 12/14/2026*	3,030,000	2,987,485
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	750,000	704,487
5.42%, 04/09/2031	2,650,000	2,627,008
6.13%, 03/08/2034	3,880,000	3,896,091
General Motors Co.
5.20%, 04/01/2045	3,750,000	3,282,112
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
6.60%, 04/01/2036	$5,240,000	$5,608,819
Hyundai Capital America
5.10%, 06/24/2030*	3,325,000	3,354,051
JB Poindexter & Co., Inc.
8.75%, 12/15/2031*	675,000	699,464
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,934,366
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,775,630
		30,869,513
Auto Parts & Equipment — 0.4%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	100,000	101,740
7.50%, 02/15/2033*	350,000	358,030
8.25%, 04/15/2031*	275,000	286,862
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	275,000	279,778
6.75%, 02/15/2030*	625,000	645,744
6.75%, 09/15/2032*	1,050,000	1,074,087
Cyprium Corp./Cyprium Holdings Luxembourg Sarl
6.13%, 04/15/2031*	200,000	201,381
6.38%, 04/15/2034*	525,000	524,334
Dexko Global, Inc.
7.50%, 04/15/2032*	489,250	440,212
Forvia SE
6.75%, 09/15/2033*	675,000	676,922
IHO Verwaltungs GmbH
6.38%, 05/15/2029*(1)	200,000	200,900
7.38%, 05/15/2033*(1)	275,000	279,724
8.00%, 11/15/2032*(1)	775,000	801,296
Qnity Electronics, Inc.
5.75%, 08/15/2032*	100,000	100,962
6.25%, 08/15/2033*	125,000	127,891
		6,099,863
Banks — 19.4%
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	2,150,493
2.69%, 04/22/2032	5,600,000	5,081,437
2.88%, 10/22/2030	4,000,000	3,782,631
2.97%, 02/04/2033	3,600,000	3,261,868
3.71%, 04/24/2028	2,975,000	2,954,989
3.82%, 01/20/2028	3,170,000	3,157,770
4.18%, 11/25/2027	2,760,000	2,754,164
4.38%, 04/27/2028	6,360,000	6,357,999
4.57%, 04/27/2033	3,150,000	3,099,881
5.46%, 05/09/2036	4,900,000	5,002,183
5.51%, 01/24/2036	9,000,000	9,205,169
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	9,394,801
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	5,054,389
2.98%, 11/05/2030	1,390,000	1,315,221
3.06%, 01/25/2033	3,010,000	2,727,890
3.40%, 05/01/2026	3,340,000	3,340,000
3.52%, 10/27/2028	6,250,000	6,164,315
4.13%, 07/25/2028	1,340,000	1,329,616
4.30%, 11/20/2026	3,100,000	3,102,628
4.91%, 05/24/2033	3,880,000	3,870,300
5.17%, 02/13/2030	5,385,000	5,467,072
5.17%, 09/11/2036	6,780,000	6,716,738
6.02%, 01/24/2036	5,245,000	5,384,583

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Citizens Financial Group, Inc.
5.72%, 07/23/2032	$2,175,000	$2,240,963
Fifth Third Financial Corp.
3.80%, 07/22/2026	2,330,000	2,324,727
5.98%, 01/30/2030	935,000	964,215
Goldman Sachs Capital I
6.35%, 02/15/2034	2,500,000	2,621,858
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	5,700,000	5,130,017
3.10%, 02/24/2033	4,225,000	3,825,231
3.81%, 04/23/2029	3,800,000	3,745,709
4.22%, 05/01/2029	3,125,000	3,104,892
4.39%, 06/15/2027	9,825,000	9,823,866
5.02%, 10/23/2035	5,000,000	4,919,380
5.15%, 05/22/2045	3,000,000	2,723,201
5.73%, 04/25/2030	2,555,000	2,631,369
Huntington National Bank
4.55%, 05/17/2028	3,150,000	3,148,595
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	5,157,380
2.95%, 02/24/2028	2,310,000	2,282,839
2.96%, 01/25/2033	3,500,000	3,177,142
4.32%, 04/26/2028	6,500,000	6,496,841
4.57%, 06/14/2030	8,570,000	8,573,052
4.81%, 10/22/2036	2,750,000	2,671,377
5.14%, 01/24/2031	1,845,000	1,877,782
5.50%, 01/24/2036	5,000,000	5,120,195
5.58%, 04/22/2030	3,330,000	3,423,430
5.77%, 04/22/2035	4,630,000	4,826,471
8.00%, 04/29/2027	460,000	477,425
KeyCorp
5.31%, 01/28/2037	3,325,000	3,265,800
Manufacturers & Traders Trust Co.
4.55%, 04/18/2030	4,030,000	4,019,480
Morgan Stanley
1.59%, 05/04/2027	4,115,000	4,114,000
1.93%, 04/28/2032	5,000,000	4,348,302
3.77%, 01/24/2029	2,000,000	1,974,760
3.95%, 04/23/2027	8,250,000	8,229,118
4.46%, 04/22/2039	3,125,000	2,883,315
4.89%, 10/22/2036	895,000	868,400
5.16%, 04/20/2029	6,500,000	6,573,907
5.47%, 01/18/2035	4,985,000	5,079,511
5.66%, 04/18/2030	2,595,000	2,665,649
5.66%, 04/17/2036	3,190,000	3,276,937
5.83%, 04/19/2035	3,010,000	3,131,745
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,572,884
State Street Corp.
4.42%, 05/13/2033	3,150,000	3,089,493
Truist Bank
3.80%, 10/30/2026	3,000,000	2,993,839
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,835,976
US Bancorp
5.10%, 07/23/2030	2,185,000	2,222,022
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	5,293,649
3.53%, 03/24/2028	5,600,000	5,557,445
4.30%, 07/22/2027	4,800,000	4,794,009
4.90%, 11/17/2045	2,330,000	2,019,325
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.15%, 04/23/2031	$3,600,000	$3,661,988
5.24%, 01/24/2031	3,845,000	3,919,616
		284,355,264
Beverages — 2.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	3,270,000	2,958,022
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	2,920,000	2,517,402
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,335,180
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	10,129,745
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	2,250,000	2,206,978
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,502,129
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	278,604
4.35%, 05/09/2027	3,150,000	3,150,883
4.65%, 11/15/2028	5,335,000	5,356,635
5.25%, 11/15/2048	2,250,000	2,039,102
Keurig Dr Pepper, Inc.
4.99%, 05/25/2038	1,340,000	1,244,913
PepsiCo., Inc.
1.95%, 10/21/2031	5,000,000	4,416,652
		40,136,245
Biotechnology — 1.1%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,980,494
5.25%, 03/02/2033	3,680,000	3,765,901
5.65%, 03/02/2053	3,630,000	3,490,694
Genmab A/S/Genmab Finance LLC
7.25%, 12/15/2033*	225,000	234,600
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	1,053,317
2.80%, 09/15/2050	3,920,000	2,359,559
		15,884,565
Building Materials — 0.9%
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,861,576
2.72%, 02/15/2030	1,265,000	1,183,748
CP Atlas Buyer, Inc.
9.75%, 07/15/2030*	400,000	371,872
12.75%, 01/15/2031*(1)	410,669	303,928
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	750,000	767,834
6.75%, 07/15/2031*	275,000	284,291
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	3,259,522
Masterbrand, Inc.
7.00%, 07/15/2032*	650,000	646,468
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	350,000	345,954
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	550,000	507,411
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	600,000	609,467
6.75%, 03/01/2033*	350,000	354,923

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Standard Building Solutions, Inc.
6.25%, 08/01/2033*	$500,000	$499,679
6.50%, 08/15/2032*	525,000	530,187
Standard Industries, Inc.
4.75%, 01/15/2028*	500,000	497,124
		13,023,984
Chemicals — 0.5%
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	250,000	259,597
Axalta Coating Systems LLC
3.38%, 02/15/2029*	475,000	452,295
Celanese US Holdings LLC
6.50%, 04/15/2030	600,000	613,754
6.75%, 04/15/2033	500,000	514,992
7.00%, 02/15/2031	275,000	286,137
Element Solutions, Inc.
3.88%, 09/01/2028*	675,000	658,086
H.B. Fuller Co.
4.25%, 10/15/2028	575,000	562,797
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/2028*	136,000	135,947
Olympus Water US Holding Corp.
4.25%, 10/01/2028*	200,000	194,527
6.25%, 10/01/2029*	600,000	586,460
6.75%, 08/01/2032*	675,000	654,261
7.25%, 06/15/2031*	175,000	176,038
7.25%, 02/15/2033*	525,000	513,158
SNF Group SACA
3.38%, 03/15/2030*	425,000	396,218
Solstice Advanced Materials, Inc.
5.63%, 09/30/2033*	225,000	223,802
WR Grace Holdings LLC
5.63%, 08/15/2029*	400,000	381,639
6.63%, 08/15/2032*	425,000	421,845
7.00%, 08/01/2033*	100,000	99,334
7.38%, 03/01/2031*	125,000	126,300
		7,257,187
Commercial Services — 2.7%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	650,000	681,767
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	800,000	793,811
6.88%, 06/15/2030*	125,000	128,606
Ashtead Capital, Inc.
2.45%, 08/12/2031*	3,750,000	3,312,085
Belron UK Finance PLC
5.75%, 10/15/2029*	775,000	782,782
Brink's Co.
6.50%, 06/15/2029*	325,000	332,500
6.75%, 06/15/2032*	600,000	615,554
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	3,131,420
4.00%, 05/01/2032	3,375,000	3,285,684
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	1,075,000	974,931
Equifax, Inc.
3.25%, 06/01/2026	3,425,000	3,420,643
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	637,724
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
5.63%, 03/15/2042*	$4,090,000	$4,052,156
Garda World Security Corp.
6.00%, 06/01/2029*	450,000	440,965
6.50%, 01/15/2031*	150,000	153,236
7.75%, 02/15/2028*	225,000	229,048
8.25%, 08/01/2032*	100,000	102,315
8.38%, 11/15/2032*	900,000	928,600
Global Payments, Inc.
4.45%, 06/01/2028	870,000	862,824
5.55%, 11/15/2035	4,180,000	4,031,445
Herc Holdings, Inc.
6.00%, 03/15/2034*	250,000	247,879
7.00%, 06/15/2030*	225,000	234,084
7.25%, 06/15/2033*	150,000	157,084
Raven Acquisition Holdings LLC
6.88%, 11/15/2031*	200,000	197,980
S&P Global, Inc.
4.25%, 05/01/2029	5,415,000	5,386,951
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	125,000	124,753
United Rentals North America, Inc.
5.38%, 11/15/2033*	125,000	123,598
6.00%, 12/15/2029*	225,000	228,797
6.13%, 03/15/2034*	450,000	462,407
Verisk Analytics, Inc.
4.13%, 03/15/2029	160,000	158,585
5.50%, 06/15/2045	3,560,000	3,332,455
		39,552,669
Computers — 2.7%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	300,000	296,940
Amentum Holdings, Inc.
7.25%, 08/01/2032*	625,000	646,944
Apple, Inc.
1.65%, 05/11/2030	7,320,000	6,642,680
1.65%, 02/08/2031	7,000,000	6,252,420
2.80%, 02/08/2061	8,615,000	4,925,781
CACI International, Inc.
6.38%, 06/15/2033*	325,000	332,492
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,480,081
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	1,000,000	1,009,983
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	7,000,000	6,839,837
Insight Enterprises, Inc.
6.63%, 05/15/2032*	675,000	669,528
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	846,682
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	4,980,197
McAfee Corp.
7.38%, 02/15/2030*	1,675,000	1,357,176
NCR Voyix Corp.
5.13%, 04/15/2029*	250,000	242,722
NCR Voyix Corp.
5.00%, 10/01/2028*	500,000	489,623
Science Applications International Corp.
4.88%, 04/01/2028*	525,000	519,783
5.88%, 11/01/2033*	50,000	49,317

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
Seagate Data Storage Technology Pte, Ltd.
5.88%, 07/15/2030*	$100,000	$102,171
8.50%, 07/15/2031*	450,000	471,365
9.63%, 12/01/2032*	331,000	368,112
		39,523,834
Cosmetics/Personal Care — 0.5%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	475,000	474,026
Opal Bidco SAS
6.50%, 03/31/2032*	250,000	254,520
Procter & Gamble Co.
4.35%, 11/03/2035	7,000,000	6,804,400
		7,532,946
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	625,000	596,459
4.00%, 01/15/2028*	50,000	49,384
Gates Corp.
6.88%, 07/01/2029*	950,000	977,301
		1,623,144
Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/2033	2,500,000	2,221,846
4.63%, 10/15/2027	3,150,000	3,155,061
5.30%, 01/19/2034	1,500,000	1,497,975
American Express Co.
4.05%, 05/03/2029	4,725,000	4,710,175
Cboe Global Markets, Inc.
3.65%, 01/12/2027	3,000,000	2,991,064
CrossCountry Intermediate HoldCo. LLC
6.50%, 10/01/2030*	1,075,000	1,056,140
6.75%, 12/01/2032*	400,000	386,631
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,380,765
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	3,150,000	2,753,650
4.85%, 01/15/2027	3,475,000	3,484,427
6.50%, 01/20/2043	1,170,000	1,161,512
Rocket Cos., Inc.
6.38%, 08/01/2033*	425,000	430,183
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
2.88%, 10/15/2026*	625,000	619,403
3.88%, 03/01/2031*	550,000	510,619
Sumisho Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,619,187
United Wholesale Mtg. LLC
5.75%, 06/15/2027*	300,000	298,751
		30,277,389
Electric — 5.4%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	3,232,900
Ameren Corp.
1.95%, 03/15/2027	1,090,000	1,068,450
American Electric Power Co., Inc.
3.20%, 11/13/2027	3,125,000	3,068,214
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	1,110,352
Security Description	Shares or Principal Amount	Value

Electric (continued)
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	$1,145,000	$1,183,867
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,126,804
Constellation Energy Generation LLC
5.00%, 02/01/2031*	850,000	852,273
5.75%, 10/01/2041	500,000	503,002
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	6,067,208
Duke Energy Corp.
5.70%, 09/15/2055	6,700,000	6,305,883
Emera US Finance LLC
5.20%, 04/01/2033	705,000	699,670
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,238,038
4.75%, 06/15/2046	1,880,000	1,559,896
Enel Finance International NV
2.50%, 07/12/2031*	5,000,000	4,455,345
4.88%, 06/14/2029*	980,000	989,494
Exelon Corp.
4.10%, 03/15/2052	7,980,000	6,020,382
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	3,198,688
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,730,824
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	7,521,988
4.63%, 07/15/2027	2,010,000	2,017,769
NRG Energy, Inc.
5.75%, 01/15/2028	525,000	525,611
5.75%, 01/15/2034*	75,000	74,446
6.00%, 01/15/2036*	475,000	471,749
6.13%, 05/15/2036*	700,000	697,355
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	883,871
Sempra
3.70%, 04/01/2029	6,100,000	5,960,362
6.00%, 10/15/2039	1,170,000	1,195,688
Southern Power Co.
4.25%, 10/01/2030	1,350,000	1,333,994
TransAlta Corp.
5.88%, 02/01/2034	275,000	274,312
Virginia Electric & Power Co.
3.75%, 05/15/2027	3,275,000	3,262,508
Vistra Operations Co. LLC
6.88%, 04/15/2032*	150,000	156,596
7.75%, 10/15/2031*	200,000	209,746
VoltaGrid LLC
7.38%, 11/01/2030*	600,000	622,753
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	3,110,644
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/2027*	325,000	322,612
7.25%, 01/15/2029*	475,000	493,968
7.75%, 04/15/2034*	50,000	52,408
8.38%, 01/15/2031*	125,000	133,571
8.63%, 03/15/2033*	175,000	187,533
		79,920,774
Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	577,183
4.75%, 06/15/2028*	450,000	443,867

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electrical Components & Equipment (continued)
6.00%, 09/15/2033*	$500,000	$478,151
WESCO Distribution, Inc.
5.50%, 04/15/2034*	250,000	249,357
6.38%, 03/15/2029*	125,000	127,461
6.38%, 03/15/2033*	100,000	103,289
6.63%, 03/15/2032*	175,000	181,241
7.25%, 06/15/2028*	650,000	651,628
		2,812,177
Electronics — 1.7%
Allegion PLC
3.50%, 10/01/2029	3,900,000	3,757,500
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	5,987,758
Coherent Corp.
5.00%, 12/15/2029*	800,000	791,349
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	10,448,125
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,897,250
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,357,175
Sensata Technologies BV
5.88%, 09/01/2030*	275,000	277,092
Sensata Technologies, Inc.
6.63%, 07/15/2032*	400,000	412,712
TTM Technologies, Inc.
4.00%, 03/01/2029*	650,000	628,811
		25,557,772
Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/2030*	175,000	169,546
5.00%, 01/31/2028*	750,000	742,684
		912,230
Engineering & Construction — 0.0%
TopBuild Corp.
5.63%, 01/31/2034*	475,000	481,166
Entertainment — 0.5%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	650,000	627,368
6.00%, 10/15/2032*	250,000	224,058
6.50%, 02/15/2032*	250,000	242,914
7.00%, 02/15/2030*	200,000	203,041
Churchill Downs, Inc.
5.50%, 04/01/2027*	100,000	99,907
5.75%, 04/01/2030*	225,000	224,265
6.75%, 05/01/2031*	675,000	690,402
Discovery Global Holdings, Inc.
4.28%, 03/15/2032	100,000	90,573
5.05%, 03/15/2042	950,000	677,854
Light & Wonder International, Inc.
6.25%, 10/01/2033*	100,000	99,171
7.25%, 11/15/2029*	550,000	562,531
7.50%, 09/01/2031*	400,000	416,871
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	1,050,000	1,026,584
Rivers Enterprise Borrower LLC
6.25%, 10/15/2030*	325,000	330,613
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	$700,000	$676,754
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	125,000	123,250
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*	150,000	150,736
7.13%, 02/15/2031*	375,000	396,901
		6,863,793
Environmental Control — 0.1%
Clean Harbors, Inc.
5.75%, 10/15/2033*	250,000	252,321
Madison IAQ LLC
5.88%, 06/30/2029*	1,475,000	1,471,008
		1,723,329
Food — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	475,000	452,979
5.50%, 03/31/2031*	125,000	124,306
5.63%, 03/31/2032*	325,000	320,618
5.75%, 03/31/2034*	475,000	462,421
6.25%, 03/15/2033*	75,000	75,665
6.50%, 02/15/2028*	150,000	151,780
Froneri Lux FinCo SARL
6.00%, 08/01/2032*	1,025,000	1,013,756
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,463,100
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033*	625,000	631,566
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	4,827,378
Kroger Co.
4.45%, 02/01/2047	1,325,000	1,083,541
5.00%, 09/15/2034	3,135,000	3,096,869
6.90%, 04/15/2038	940,000	1,060,578
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	363,564
5.63%, 03/01/2034*	450,000	440,623
6.13%, 09/15/2032*	50,000	50,684
Post Holdings, Inc.
6.38%, 03/01/2033*	100,000	99,961
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,847,853
3.00%, 10/15/2030*	4,220,000	3,865,716
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,127,294
US Foods, Inc.
4.75%, 02/15/2029*	700,000	692,380
5.75%, 04/15/2033*	75,000	75,275
6.88%, 09/15/2028*	225,000	229,752
		28,557,659
Gas — 0.5%
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	2,351,994
5.95%, 03/15/2035	2,735,000	2,841,339
NiSource, Inc.
4.38%, 05/15/2047	935,000	760,898

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas (continued)
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	$2,370,000	$1,804,497
		7,758,728
Healthcare-Products — 2.4%
180 Medical, Inc.
5.30%, 10/08/2035*	3,415,000	3,336,818
Abbott Laboratories
1.40%, 06/30/2030	3,075,000	2,732,784
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,314,881
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,392,810
3.00%, 09/23/2029*	2,245,000	2,136,364
Augusta SpinCo. Corp.
5.25%, 03/23/2036	3,345,000	3,331,453
Avantor Funding, Inc.
4.63%, 07/15/2028*	375,000	369,597
Danaher Corp.
2.60%, 10/01/2050	6,855,000	4,079,859
2.80%, 12/10/2051	3,475,000	2,134,374
DH Europe Finance II SARL
2.60%, 11/15/2029	1,665,000	1,566,972
3.40%, 11/15/2049	4,180,000	2,941,915
Insulet Corp.
6.50%, 04/01/2033*	625,000	637,999
Medline Borrower LP
5.25%, 10/01/2029*	1,450,000	1,443,055
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	325,000	332,352
Revvity, Inc.
1.90%, 09/15/2028	2,675,000	2,514,756
3.30%, 09/15/2029	2,525,000	2,420,689
		35,686,678
Healthcare-Services — 1.8%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	575,000	569,819
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029*	225,000	223,218
6.13%, 04/01/2030*	150,000	132,983
9.75%, 01/15/2034*	400,000	412,564
Concentra Health Services, Inc.
6.88%, 07/15/2032*	775,000	803,126
Elevance Health, Inc.
4.55%, 05/15/2052	3,155,000	2,555,473
5.85%, 01/15/2036	760,000	787,178
HCA, Inc.
5.45%, 09/15/2034	6,800,000	6,883,330
HealthEquity, Inc.
4.50%, 10/01/2029*	700,000	679,433
IQVIA, Inc.
6.25%, 06/01/2032*	275,000	280,059
6.50%, 05/15/2030*	550,000	561,327
Molina Healthcare, Inc.
6.25%, 01/15/2033*	500,000	499,474
Select Medical Corp.
6.25%, 12/01/2032*	775,000	752,546
Tenet Healthcare Corp.
4.25%, 06/01/2029	50,000	48,702
5.13%, 11/01/2027	325,000	324,708
5.50%, 11/15/2032*	275,000	274,299
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
6.00%, 11/15/2033*	$100,000	$101,074
6.13%, 10/01/2028	367,000	367,924
6.75%, 05/15/2031	300,000	308,270
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	4,494,744
3.88%, 08/15/2059	3,000,000	2,105,516
4.75%, 05/15/2052	3,100,000	2,618,488
		25,784,255
Holding Companies-Diversified — 0.0%
Stena International SA
7.25%, 01/15/2031*	350,000	355,869
Home Builders — 0.0%
Installed Building Products, Inc.
5.63%, 02/01/2034*	100,000	99,504
Home Furnishings — 0.0%
Whirlpool Corp.
6.50%, 06/15/2033	450,000	430,993
Insurance — 2.5%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	125,000	123,152
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
5.88%, 11/01/2029*	250,000	245,069
6.75%, 10/15/2027*	400,000	399,722
7.00%, 01/15/2031*	625,000	637,871
7.38%, 10/01/2032*	525,000	515,859
AmWINS Group, Inc.
4.88%, 06/30/2029*	1,175,000	1,136,342
6.38%, 02/15/2029*	350,000	354,078
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 07/15/2033*	1,150,000	1,121,356
Ardonagh Finco, Ltd.
7.75%, 02/15/2031*	450,000	459,397
Ardonagh Group Finance, Ltd.
8.88%, 02/15/2032*	2,100,000	2,090,099
Asurion LLC/Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	275,000	287,262
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	1,175,000	1,189,666
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	1,575,000	1,550,896
Hartford Insurance Group, Inc.
6.63%, 04/15/2042	2,255,000	2,389,586
HUB International, Ltd.
5.63%, 12/01/2029*	1,350,000	1,333,045
7.25%, 06/15/2030*	525,000	543,097
7.38%, 01/31/2032*	1,050,000	1,075,590
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/2033*	1,075,000	1,004,399
8.50%, 03/15/2030*	300,000	309,243
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,544,798
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,298,674
MBIA, Inc.
6.63%, 10/01/2028	250,000	248,125
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,168,537

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	$2,870,000	$3,697,694
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	468,771
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	2,934,532
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	1,425,000	1,431,673
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	1,000,152
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	884,571
6.63%, 12/01/2037	2,130,000	2,358,188
Ryan Specialty LLC
4.38%, 02/01/2030*	175,000	169,827
5.88%, 08/01/2032*	675,000	674,896
USF&G Capital III
8.31%, 07/01/2046*	250,000	256,606
USI, Inc.
7.50%, 01/15/2032*	1,325,000	1,362,909
		36,265,682
Internet — 3.8%
Airbnb, Inc.
5.25%, 03/16/2036	3,345,000	3,335,957
Alphabet, Inc.
2.25%, 08/15/2060	6,000,000	3,002,914
5.25%, 05/15/2055	3,500,000	3,255,849
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	4,661,135
3.30%, 04/13/2027	3,365,000	3,346,019
3.60%, 04/13/2032	6,450,000	6,143,018
AppLovin Corp.
5.50%, 12/01/2034	2,050,000	2,049,214
5.95%, 12/01/2054	2,100,000	1,926,353
Cars.com, Inc.
6.38%, 11/01/2028*	400,000	393,242
Expedia Group, Inc.
3.25%, 02/15/2030	3,800,000	3,605,641
5.50%, 04/15/2036	4,030,000	3,945,152
Gen Digital, Inc.
6.25%, 04/01/2033*	600,000	584,697
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	225,000	224,542
Match Group Holdings II LLC
4.63%, 06/01/2028*	700,000	691,001
5.00%, 12/15/2027*	175,000	174,452
6.13%, 09/15/2033*	225,000	222,311
Meta Platforms, Inc.
4.88%, 11/15/2035	2,200,000	2,144,130
5.25%, 05/15/2036	3,200,000	3,191,040
5.40%, 08/15/2054	10,000,000	8,887,843
Netflix, Inc.
4.88%, 04/15/2028	3,050,000	3,088,732
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	1,099,429
ZipRecruiter, Inc.
5.00%, 01/15/2030*	200,000	130,493
		56,103,164
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.1%
Carpenter Technology Corp.
5.63%, 03/01/2034*	$150,000	$150,090
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	400,000	368,643
6.75%, 04/15/2030*	550,000	541,423
7.00%, 03/15/2032*	150,000	149,906
7.50%, 09/15/2031*	75,000	76,589
7.63%, 01/15/2034*	325,000	328,294
		1,614,945
Leisure Time — 0.3%
Acushnet Co.
5.63%, 12/01/2033*	175,000	175,813
Carnival Corp.
5.13%, 05/01/2029*	400,000	398,801
5.75%, 03/15/2030*	75,000	76,088
5.75%, 08/01/2032*	200,000	201,006
5.88%, 06/15/2031*	250,000	253,556
6.13%, 02/15/2033*	75,000	76,099
7.00%, 08/15/2029*	50,000	51,907
NCL Corp., Ltd.
5.88%, 01/15/2031*	75,000	72,999
6.25%, 03/01/2030*	275,000	274,355
6.25%, 09/15/2033*	100,000	96,783
6.75%, 02/01/2032*	200,000	199,019
7.75%, 02/15/2029*	50,000	52,196
NCL Finance, Ltd.
6.13%, 03/15/2028*	125,000	126,818
Patrick Industries, Inc.
6.38%, 11/01/2032*	900,000	905,524
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*	225,000	225,753
5.63%, 09/30/2031*	50,000	50,688
6.00%, 02/01/2033*	300,000	304,598
6.25%, 03/15/2032*	325,000	332,209
		3,874,212
Lodging — 0.3%
Boyd Gaming Corp.
4.75%, 12/01/2027	300,000	298,653
4.75%, 06/15/2031*	375,000	361,416
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	275,000	251,758
5.50%, 03/31/2034*	175,000	173,707
5.75%, 09/15/2033*	300,000	302,014
5.88%, 03/15/2033*	125,000	126,572
MGM Resorts International
6.13%, 09/15/2029	325,000	329,264
6.50%, 04/15/2032	575,000	582,274
Station Casinos LLC
4.50%, 02/15/2028*	750,000	738,337
6.63%, 03/15/2032*	350,000	354,363
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/2028*	575,000	565,684
5.63%, 03/01/2033*	325,000	321,607
		4,405,649
Machinery-Construction & Mining — 0.3%
Vertiv Holdings Co.
4.85%, 03/15/2036	1,105,000	1,075,670
Weir Group PLC
2.20%, 05/13/2026*	3,865,000	3,861,353
		4,937,023

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified — 0.7%
CNH Industrial Capital LLC
4.38%, 03/07/2031	$6,000,000	$5,881,416
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,548,178
LSF12 Helix Parent LLC
7.13%, 02/01/2033*	450,000	439,262
		10,868,856
Media — 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	925,000	840,143
4.25%, 01/15/2034*	350,000	293,564
4.50%, 06/01/2033*	250,000	214,776
4.75%, 03/01/2030*	825,000	782,042
5.00%, 02/01/2028*	600,000	592,958
5.38%, 06/01/2029*	775,000	762,491
7.00%, 02/01/2033*	675,000	665,370
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,686,522
3.90%, 06/01/2052	3,400,000	2,137,346
6.48%, 10/23/2045	2,365,000	2,178,962
Comcast Corp.
2.65%, 02/01/2030	8,020,000	7,504,012
3.30%, 02/01/2027	4,690,000	4,663,559
4.00%, 11/01/2049	3,554,000	2,573,787
Cox Communications, Inc.
3.35%, 09/15/2026*	3,125,000	3,112,778
CSC Holdings LLC
3.38%, 02/15/2031*	500,000	290,623
6.50%, 02/01/2029*	275,000	171,201
Gray Media, Inc.
5.38%, 11/15/2031*	175,000	136,673
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	557,937
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	2,021,517
Paramount Global
4.38%, 03/15/2043	125,000	79,712
4.90%, 08/15/2044	2,550,000	1,672,236
4.95%, 05/19/2050	940,000	590,363
6.88%, 04/30/2036	275,000	255,819
Sinclair Television Group, Inc.
5.50%, 03/01/2030*	275,000	242,688
Sirius XM Radio LLC
5.88%, 04/15/2032*	250,000	245,823
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	350,000	316,839
4.13%, 07/01/2030*	250,000	232,622
5.00%, 08/01/2027*	271,000	270,220
5.50%, 07/01/2029*	350,000	347,476
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,100,000	1,056,792
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028*	750,000	741,323
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	751,086
5.50%, 09/01/2041	3,910,000	3,371,740
6.75%, 06/15/2039	690,000	684,363
Univision Communications, Inc.
7.38%, 06/30/2030*	350,000	349,667
8.88%, 04/15/2033*	375,000	377,044
Security Description	Shares or Principal Amount	Value

Media (continued)
9.38%, 08/01/2032*	$100,000	$103,485
Virgin Media Finance PLC
5.00%, 07/15/2030*	575,000	484,683
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	475,000	420,426
5.50%, 05/15/2029*	475,000	458,311
Ziggo Bond Co. BV
5.13%, 02/28/2030*	300,000	263,160
Ziggo BV
4.88%, 01/15/2030*	450,000	423,305
		45,925,444
Metal Fabricate/Hardware — 0.5%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	443,211
5.25%, 10/01/2054	3,815,000	3,447,999
Worthington Enterprises, Inc.
4.30%, 08/01/2032	3,805,000	3,453,752
		7,344,962
Mining — 0.5%
Coeur Mining, Inc.
5.13%, 02/15/2029*	575,000	572,909
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,578,695
2.85%, 04/27/2031*	2,790,000	2,542,461
		6,694,065
Miscellaneous Manufacturing — 0.4%
Eaton Corp.
4.80%, 03/06/2036	3,475,000	3,420,882
Enpro, Inc.
6.13%, 06/01/2033*	100,000	101,911
Maxam Prill SARL
7.75%, 07/15/2030*	725,000	749,290
Textron, Inc.
3.90%, 09/17/2029	1,215,000	1,188,366
		5,460,449
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	1,510,000	1,495,006
Zebra Technologies Corp.
6.50%, 06/01/2032*	250,000	254,863
		1,749,869
Oil & Gas — 3.3%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029*	550,000	574,583
APA Corp.
6.10%, 02/15/2035	595,000	617,324
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/2029*	475,000	475,607
6.63%, 10/15/2032*	150,000	153,925
6.63%, 07/15/2033*	100,000	102,740
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,485,000	1,331,619
2.94%, 06/04/2051	5,325,000	3,353,236
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,666,850
4.40%, 04/15/2029	2,460,000	2,428,961
Chevron USA, Inc.
1.02%, 08/12/2027	7,370,000	7,096,790

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Chord Energy Corp.
6.00%, 10/01/2030*	$250,000	$254,824
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,700,947
CNX Resources Corp.
5.88%, 03/01/2034*	150,000	148,798
7.25%, 03/01/2032*	250,000	260,459
Comstock Resources, Inc.
6.75%, 03/01/2029*	75,000	74,974
6.75%, 03/01/2029*	500,000	498,317
Coterra Energy, Inc.
5.60%, 03/15/2034	4,630,000	4,757,493
DBR Land Holdings LLC
6.25%, 12/01/2030*	200,000	204,750
Diamondback Energy, Inc.
5.55%, 04/01/2035	2,160,000	2,218,720
5.75%, 04/18/2054	2,120,000	2,034,137
EQT Corp.
7.50%, 06/01/2030	150,000	162,913
Hess Corp.
5.60%, 02/15/2041	4,221,000	4,303,132
Marathon Petroleum Corp.
4.50%, 04/01/2048	1,725,000	1,371,277
6.50%, 03/01/2041	730,000	782,104
Matador Resources Co.
6.00%, 04/15/2034*	200,000	200,760
6.25%, 04/15/2033*	125,000	127,121
6.50%, 04/15/2032*	350,000	357,407
Nabors Industries, Inc.
7.63%, 11/15/2032*	325,000	339,114
9.13%, 01/31/2030*	300,000	315,068
Permian Resources Operating LLC
6.25%, 02/01/2033*	225,000	230,374
Precision Drilling Corp.
6.88%, 01/15/2029*	75,000	75,677
SM Energy Co.
6.63%, 04/15/2034*	425,000	430,876
6.75%, 09/15/2026	550,000	550,174
6.75%, 08/01/2029*	150,000	153,869
8.38%, 07/01/2028*	450,000	461,605
8.63%, 11/01/2030*	50,000	52,889
8.75%, 07/01/2031*	50,000	52,453
9.63%, 06/15/2033*	300,000	334,284
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	800,000	789,114
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	2,006,129
4.00%, 04/01/2029	1,535,000	1,518,575
4.90%, 03/15/2045	1,000,000	876,804
7.50%, 04/15/2032	1,540,000	1,747,772
		48,194,545
Oil & Gas Services — 0.1%
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034*	300,000	301,955
Kodiak Gas Services LLC
5.88%, 04/01/2031*	400,000	402,906
6.50%, 10/01/2033*	225,000	230,153
6.75%, 10/01/2035*	75,000	77,905
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/2033*	425,000	428,872
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
WBI Operating LLC
6.25%, 10/15/2030*	$250,000	$253,478
6.50%, 10/15/2033*	425,000	429,573
		2,124,842
Packaging & Containers — 0.5%
Ardagh Group SA
9.50%, 12/01/2030*	386,000	409,310
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	500,000	467,957
6.25%, 01/30/2031*	200,000	201,361
Ball Corp.
6.00%, 06/15/2029	200,000	203,469
Canpack Group, Inc./CANPACK SA
6.00%, 05/15/2031*	450,000	450,210
Clearwater Paper Corp.
4.75%, 08/15/2028*	625,000	550,115
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	375,000	352,806
8.75%, 04/15/2030*	150,000	136,099
Crown Americas LLC
5.88%, 06/01/2033*	675,000	679,909
Graphic Packaging International LLC
4.75%, 07/15/2027*	425,000	421,406
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030*	350,000	353,908
9.25%, 04/15/2030*	250,000	238,265
Sword Purchaser LLC
8.25%, 04/15/2033*	500,000	511,579
10.50%, 04/15/2034*	525,000	534,201
Trivium Packaging Finance BV
8.25%, 07/15/2030*	258,000	269,014
12.25%, 01/15/2031*	975,000	1,063,022
		6,842,631
Pharmaceuticals — 4.1%
1261229 BC, Ltd.
10.00%, 04/15/2032*	1,325,000	1,368,431
AbbVie, Inc.
2.95%, 11/21/2026	5,950,000	5,913,852
3.20%, 11/21/2029	6,575,000	6,327,025
4.80%, 03/15/2027	1,050,000	1,056,264
4.80%, 03/15/2029	500,000	507,235
4.95%, 03/15/2031	1,540,000	1,571,698
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032*	75,000	77,890
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	2,714,513
3.13%, 06/12/2027	3,085,000	3,057,392
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	375,000	352,249
5.25%, 01/30/2030*	225,000	146,477
6.25%, 02/15/2029*	200,000	147,125
Bayer US Finance II LLC
4.88%, 06/25/2048*	1,000,000	824,736
Becton Dickinson & Co.
3.70%, 06/06/2027	3,025,000	3,002,903
4.69%, 12/15/2044	3,088,000	2,684,532
BellRing Brands, Inc.
7.00%, 03/15/2030*	600,000	609,297
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	6,081,015

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
CVS Health Corp.
4.78%, 03/25/2038	$3,130,000	$2,900,556
5.05%, 03/25/2048	2,740,000	2,363,960
5.13%, 07/20/2045	1,265,000	1,117,809
CVS Pass-Through Trust
5.30%, 01/11/2027*	34,043	33,975
Grifols SA
4.75%, 10/15/2028*	1,100,000	1,084,583
Jazz Securities DAC
4.38%, 01/15/2029*	200,000	195,598
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	7,146,702
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*	550,000	546,506
6.75%, 05/15/2034*	425,000	448,096
7.88%, 05/15/2034*	200,000	214,269
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	7,000,000	6,484,764
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,511,140
		60,490,592
Pipelines — 4.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	400,000	399,594
5.75%, 10/15/2033*	375,000	374,258
5.75%, 07/01/2034*	250,000	249,356
6.63%, 02/01/2032*	450,000	461,461
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/2029*	475,000	491,969
7.25%, 07/15/2032*	100,000	104,606
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,789,256
3.60%, 09/01/2032	2,970,000	2,744,848
4.80%, 05/03/2029	980,000	983,454
CNX Midstream Partners LP
4.75%, 04/15/2030*	950,000	919,324
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	1,260,000	1,230,836
DT Midstream, Inc.
4.38%, 06/15/2031*	325,000	314,174
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,136,490
Enbridge, Inc.
5.55%, 06/20/2035	3,335,000	3,407,903
5.63%, 04/05/2034	3,315,000	3,421,001
Energy Transfer LP
5.15%, 03/15/2045	3,513,000	3,079,940
5.55%, 05/15/2034	1,450,000	1,479,270
5.95%, 05/15/2054	1,500,000	1,416,176
Hess Midstream Operations LP
5.13%, 06/15/2028*	200,000	199,077
MPLX LP
4.00%, 03/15/2028	850,000	843,207
4.50%, 04/15/2038	3,150,000	2,843,372
5.20%, 03/01/2047	2,750,000	2,425,207
5.20%, 12/01/2047	2,740,000	2,424,270
5.40%, 09/15/2035	2,100,000	2,096,969
Northriver Midstream Finance LP
6.75%, 07/15/2032*	725,000	742,309
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
ONEOK, Inc.
4.95%, 07/13/2047	$3,000,000	$2,568,566
5.20%, 07/15/2048	2,825,000	2,480,910
5.40%, 10/15/2035	4,100,000	4,096,433
Rockies Express Pipeline LLC
6.75%, 03/15/2033*	650,000	677,706
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.75%, 03/15/2034*	875,000	894,063
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,683,648
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,261,437
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034*	375,000	392,813
6.50%, 06/15/2034*	425,000	444,734
7.50%, 05/01/2033*	475,000	526,757
7.75%, 05/01/2035*	450,000	506,121
Williams Cos., Inc.
4.90%, 01/15/2045	3,460,000	3,041,682
5.30%, 09/30/2035	2,975,000	2,978,330
		58,131,527
REITS — 2.8%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,405,832
3.95%, 01/15/2028	2,110,000	2,090,830
American Tower Corp.
4.70%, 12/15/2032	3,080,000	3,042,090
5.45%, 02/15/2034	3,300,000	3,365,716
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,723,410
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,572,617
3.25%, 01/15/2051	3,185,000	2,054,410
3.80%, 02/15/2028	3,560,000	3,511,227
DOC DR LLC
4.30%, 03/15/2027	1,590,000	1,588,672
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,664,627
Iron Mountain, Inc.
6.25%, 01/15/2033*	175,000	177,710
7.00%, 02/15/2029*	975,000	996,397
Phillips Edison Grocery Center Operating Partnership I LP
4.75%, 03/15/2033	1,315,000	1,289,648
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/2034*	225,000	223,652
6.50%, 04/01/2032*	350,000	359,139
6.50%, 06/15/2033*	100,000	103,001
7.25%, 07/15/2028*	200,000	204,654
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,588,145
UDR, Inc.
2.95%, 09/01/2026	2,180,000	2,170,461
Welltower OP LLC
2.75%, 01/15/2032	5,300,000	4,781,297
WP Carey, Inc.
2.40%, 02/01/2031	1,975,000	1,769,554
4.65%, 07/15/2030	2,000,000	1,994,740
XHR LP
6.63%, 05/15/2030*	675,000	690,663
		40,368,492

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail — 2.5%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	$1,125,000	$1,070,278
4.38%, 01/15/2028*	825,000	814,599
5.63%, 09/15/2029*	175,000	176,570
6.13%, 06/15/2029*	125,000	127,205
Academy, Ltd.
6.00%, 11/15/2027*	375,000	375,002
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,761,554
3.90%, 04/15/2030	2,450,000	2,298,072
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	375,000	364,953
4.75%, 03/01/2030	125,000	121,736
5.00%, 02/15/2032*	325,000	311,652
AutoZone, Inc.
5.40%, 07/15/2034	4,685,000	4,773,845
Costco Wholesale Corp.
1.60%, 04/20/2030	9,600,000	8,696,241
Gap, Inc.
3.63%, 10/01/2029*	400,000	377,390
Group 1 Automotive, Inc.
6.38%, 01/15/2030*	725,000	736,780
Home Depot, Inc.
3.25%, 04/15/2032	3,075,000	2,873,244
4.65%, 09/15/2035	4,740,000	4,617,916
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	250,000	249,548
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	700,000	733,303
Lithia Motors, Inc.
5.50%, 10/01/2030*	700,000	696,290
Men's Wearhouse LLC
9.00%, 02/01/2031*	200,000	211,658
QXO Building Products, Inc.
6.75%, 04/30/2032*	650,000	663,026
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 04/01/2032	600,000	618,422
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	275,000	264,016
6.50%, 12/15/2035*	450,000	446,357
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,914,957
White Cap Supply Holdings LLC
7.38%, 11/15/2030*	675,000	682,525
		36,977,139
Semiconductors — 2.9%
Broadcom, Inc.
3.14%, 11/15/2035*	3,440,000	2,932,005
3.42%, 04/15/2033	3,000,000	2,748,623
3.75%, 02/15/2051	960,000	715,564
4.90%, 02/15/2038	3,095,000	2,990,893
5.20%, 07/15/2035	1,690,000	1,704,579
Entegris, Inc.
4.75%, 04/15/2029*	250,000	248,065
5.95%, 06/15/2030*	800,000	809,840
Intel Corp.
5.15%, 02/21/2034	2,090,000	2,094,097
6.13%, 05/15/2056	5,000,000	4,962,849
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Kioxia Holdings Corp.
6.63%, 07/24/2033*	$700,000	$731,753
KLA Corp.
4.65%, 07/15/2032	4,190,000	4,211,267
Lam Research Corp.
4.00%, 03/15/2029	3,790,000	3,763,814
Microchip Technology, Inc.
5.05%, 03/15/2029	1,570,000	1,590,421
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,833,553
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	3,344,907
3.25%, 05/20/2027	6,589,000	6,539,849
Synaptics, Inc.
4.00%, 06/15/2029*	400,000	380,382
		42,602,461
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,430,888
Software — 4.4%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,257,954
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	925,000	881,661
Cloud Software Group, Inc.
6.50%, 03/31/2029*	475,000	462,487
6.63%, 08/15/2033*	175,000	156,741
8.25%, 06/30/2032*	175,000	166,257
9.00%, 09/30/2029*	1,200,000	1,178,262
Consensus Cloud Solutions, Inc.
6.50%, 10/15/2028*	625,000	619,681
CoreWeave, Inc.
9.00%, 02/01/2031*	100,000	99,366
9.25%, 06/01/2030*	500,000	506,304
9.75%, 10/01/2031*	225,000	226,303
Elastic NV
4.13%, 07/15/2029*	750,000	711,887
Ellucian Holdings, Inc.
6.50%, 12/01/2029*	525,000	516,376
Fair Isaac Corp.
6.00%, 05/15/2033*	225,000	221,900
6.25%, 09/15/2034*	500,000	492,174
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	3,390,000	3,371,883
Fiserv, Inc.
5.25%, 08/11/2035	6,750,000	6,585,260
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	4,882,883
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033*	400,000	412,166
8.75%, 07/01/2034*	800,000	832,502
Open Text Corp.
3.88%, 02/15/2028*	550,000	532,162
6.90%, 12/01/2027*	200,000	204,539
Open Text Holdings, Inc.
4.13%, 02/15/2030*	25,000	22,506
4.13%, 12/01/2031*	200,000	170,775
Oracle Corp.
3.60%, 04/01/2050	4,300,000	2,574,516
3.95%, 03/25/2051	3,000,000	1,885,741
5.70%, 02/04/2036	4,035,000	3,875,005
6.15%, 11/09/2029	2,130,000	2,194,783

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
6.25%, 11/09/2032	$2,850,000	$2,925,254
6.70%, 02/04/2056	4,035,000	3,718,666
Rocket Software, Inc.
6.50%, 02/15/2029*	1,100,000	982,190
9.00%, 11/28/2028*	375,000	373,144
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,163,809
3.80%, 12/15/2026	1,225,000	1,222,558
4.20%, 09/15/2028	955,000	947,580
5.10%, 09/15/2035	3,370,000	3,271,327
Salesforce, Inc.
1.50%, 07/15/2028	172,000	161,637
1.95%, 07/15/2031	9,500,000	8,282,484
SS&C Technologies, Inc.
5.50%, 09/30/2027*	775,000	774,320
6.50%, 06/01/2032*	225,000	227,662
UKG, Inc.
6.88%, 02/01/2031*	775,000	754,318
VMware LLC
2.20%, 08/15/2031	5,885,000	5,208,869
		65,055,892
Telecommunications — 5.8%
America Movil SAB de CV
5.00%, 01/20/2033	4,500,000	4,505,085
APLD ComputeCo. 2 LLC
6.75%, 03/15/2031*	150,000	148,508
APLD ComputeCo. LLC
9.25%, 12/15/2030*	875,000	940,524
AT&T, Inc.
2.25%, 02/01/2032	2,300,000	2,006,845
2.55%, 12/01/2033	6,999,000	5,917,535
3.30%, 02/01/2052	6,265,000	3,948,828
3.50%, 06/01/2041	3,200,000	2,468,574
3.50%, 02/01/2061	1,673,000	1,027,598
3.80%, 12/01/2057	4,261,000	2,840,257
3.85%, 06/01/2060	2,125,000	1,415,497
5.15%, 03/15/2042	1,500,000	1,369,474
5.30%, 08/15/2058	1,875,000	1,593,934
5.70%, 11/01/2054	3,475,000	3,223,488
6.38%, 03/01/2041	3,500,000	3,675,706
Black Pearl Compute LLC
6.13%, 02/15/2031*	175,000	177,553
Cipher Compute LLC
7.13%, 11/15/2030*	425,000	440,516
Core Scientific Finance I LLC
7.75%, 05/15/2031*	375,000	374,064
Corning, Inc.
4.75%, 03/15/2042*	1,100,000	991,861
Edged Compute LLC
7.50%, 04/30/2031*	375,000	367,693
Meridian Arc Holdco LLC
6.25%, 04/30/2031*	400,000	399,909
Orange SA
5.00%, 01/13/2036*	3,035,000	2,969,102
5.75%, 01/13/2056*	1,670,000	1,657,849
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031*	500,000	495,607
Rogers Communications, Inc.
4.55%, 03/15/2052	2,500,000	1,970,975
5.30%, 02/15/2034	3,175,000	3,160,116
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
SE Cosmos LLC
8.88%, 05/01/2031*	$650,000	$646,750
SV RNO Property Owner 1 LLC
5.88%, 03/01/2031*	375,000	367,931
T-Mobile USA, Inc.
2.25%, 11/15/2031	3,010,000	2,644,543
3.40%, 10/15/2052	8,000,000	5,214,158
5.15%, 04/15/2034	3,835,000	3,856,120
5.50%, 01/15/2055	2,050,000	1,876,195
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	3,246,810
3.40%, 03/22/2041	6,165,000	4,730,495
4.13%, 08/15/2046	5,545,000	4,387,858
4.50%, 08/10/2033	3,000,000	2,912,750
Viavi Solutions, Inc.
3.75%, 10/01/2029*	375,000	357,247
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	193,707
Vodafone Group PLC
5.75%, 06/28/2054	6,775,000	6,430,955
WULF Compute LLC
7.75%, 10/15/2030*	525,000	551,772
		85,504,389
Transportation — 2.2%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,295,362
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,041,322
4.70%, 05/01/2048	2,710,000	2,349,494
7.13%, 10/15/2031	2,950,000	3,295,817
FedEx Corp.
3.10%, 08/05/2029	1,220,000	1,171,826
4.05%, 02/15/2048	1,320,000	999,503
GB AIT Buyer, Inc.
8.75%, 04/30/2034*	325,000	326,923
GXO Logistics, Inc.
1.65%, 07/15/2026	2,395,000	2,379,345
2.65%, 07/15/2031	2,825,000	2,522,418
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,974,123
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	6,635,876
2.97%, 09/16/2062	3,025,000	1,746,273
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,623,366
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	500,000	519,276
		32,880,924
Total Corporate Bonds & Notes (cost $1,521,328,653)		1,438,438,007
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.8%
U.S. Government — 0.8%
United States Treasury Notes
4.63%, 02/15/2035 (cost $11,309,602)	11,000,000	11,231,172
COMMON STOCKS — 0.0%
Media — 0.0%
Audacy, Inc., Class A†(2)(3)	934	8,527

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers — 0.0%
Ardagh Holdings SA(3)	9,190	$64,392
Total Common Stocks (cost $865,958)		72,919
ESCROWS AND LITIGATION TRUSTS — 0.0%
ARD Finance SA 6.50%, 06/30/2027*	$1	0
Chesapeake Energy Corp. 7.00%, 10/01/2024†	650,000	65
Lehman Brothers Holdings, Inc. Class D 5.67% †(2)	30,000	300
Total Escrows and Litigation Trusts (cost $1,211,640)		365
WARRANTS — 0.0%
Media — 0.0%
Audacy, Inc. Expires 09/30/2028†(2)(3)	189	2
Audacy, Inc. (Black-Scholes Protection) Expires 09/30/2028†(2)(3)	1,132	11
Total Warrants (cost $377)		13
Total Long-Term Investment Securities (cost $1,534,716,230)		1,449,742,476
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(4) (cost $8,697,095)	8,697,095	8,697,095
TOTAL INVESTMENTS (cost $1,543,413,325)	99.2%	1,458,439,571
Other assets less liabilities	0.8	11,436,435
NET ASSETS	100.0%	$1,469,876,006

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $264,088,764 representing 18.0% of net assets.

†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)	Securities classified as Level 3 (see Note 1).
(3)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Ardagh Holdings SA	12/16/19, 08/19/20 10/20/20, 08/24/21 01/04/22, 03/07/22 10/18/22, 12/30/24 06/30/25, 01/08/26	9,190	$237,500	$64,392	$7.01	0.0%
Audacy, Inc., Class A	10/24/19, 12/10/19 03/10/21, 04/28/21 05/27/21	934	628,458	8,527	9.13	0.0
Warrants
Audacy, Inc. Expires 09/30/2028	10/24/19, 12/10/19 03/10/21, 04/28/21 05/27/21	189	63	2	0.01	0.0
Audacy, Inc. (Black-Scholes Protection) Expires 09/30/2028	10/24/19, 12/10/19 03/10/21, 04/28/21 05/27/21	1,132	314	11	0.01	0.0
				$72,932		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(4)	The rate shown is the 7-day yield as of April 30, 2026.

DAC—Designated Activity Company
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
145	Long	U.S. Treasury Ultra 10 Year Notes	June 2026	$16,780,463	$16,364,609	$(415,854)
30	Long	U.S. Treasury Ultra Bonds	June 2026	3,602,013	3,450,938	(151,075)
						$(566,929)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$1,438,438,007	$—	$1,438,438,007
U.S. Government & Agency Obligations	—	11,231,172	—	11,231,172
Common Stocks:
Media	—	—	8,527	8,527
Other Industries	—	64,392	—	64,392
Escrows and Litigation Trusts	—	65	300	365
Warrants	—	—	13	13
Short-Term Investments	8,697,095	—	—	8,697,095
Total Investments at Value	$8,697,095	$1,449,733,636	$8,840	$1,458,439,571
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$566,929	$—	$—	$566,929

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.6%
Australia — 1.2%
ANZ Group Holdings, Ltd.	20,360	$541,896
Aristocrat Leisure, Ltd.	8,309	286,313
Brambles, Ltd.	25,895	422,183
GPT Group	95,445	330,967
Macquarie Group, Ltd.	1,177	201,868
Northern Star Resources, Ltd.	19,781	302,306
Rio Tinto, Ltd.	6,504	785,929
SGH, Ltd.	5,540	156,348
Sonic Healthcare, Ltd.	13,048	187,251
Suncorp Group, Ltd.	26,410	325,952
Vault Minerals, Ltd.	59,260	194,670
Westpac Banking Corp.	8,330	231,505
Whitehaven Coal, Ltd.	35,818	216,284
		4,183,472
Belgium — 0.7%
Anheuser-Busch InBev SA NV	8,630	652,341
KBC Group NV	3,230	431,049
UCB SA	4,290	1,157,872
Warehouses De Pauw CVA	4,310	114,091
		2,355,353
Canada — 3.4%
Agnico Eagle Mines, Ltd.	2,900	545,328
Alimentation Couche-Tard, Inc.	6,280	371,525
Bank of Montreal	5,586	850,597
Bank of Nova Scotia	2,580	200,725
Bombardier, Inc., Class B†	1,570	333,614
Brookfield Corp.	2,715	122,623
Cameco Corp.	1,680	206,520
Canadian Natural Resources, Ltd.	16,230	774,729
Canadian Pacific Kansas City, Ltd.	5,770	501,835
Celestica, Inc.†	980	402,346
Cenovus Energy, Inc.	23,440	685,763
Constellation Software, Inc.	80	145,700
Dollarama, Inc.	2,190	279,887
First Quantum Minerals, Ltd.†	10,360	253,671
Franco-Nevada Corp.	1,930	445,263
G Mining Ventures Corp.†	6,210	215,237
GFL Environmental, Inc.	6,670	267,615
IAMGOLD Corp.†	8,490	142,880
Imperial Oil, Ltd.	3,460	463,490
Intact Financial Corp.	690	132,956
RB Global, Inc.	1,460	152,540
Restaurant Brands International, Inc.	3,060	246,922
Royal Bank of Canada	7,150	1,285,984
Shopify, Inc., Class A (TSX)†	5,710	693,094
Sun Life Financial, Inc.	5,710	411,409
Toronto-Dominion Bank	11,158	1,202,010
Wheaton Precious Metals Corp.	2,710	342,314
		11,676,577
Denmark — 0.3%
DSV A/S	2,400	587,114
Novonesis (Novozymes), Class B	5,895	361,734
Vestas Wind Systems A/S	4,660	143,332
		1,092,180
Finland — 0.3%
Nokia Oyj	56,530	710,059
Security Description	Shares or Principal Amount	Value

Finland (continued)
UPM-Kymmene Oyj	6,370	$191,451
Wartsila OYJ Abp	4,920	206,606
		1,108,116
France — 2.1%
Air Liquide SA	2,260	486,486
Amundi SA*	1,800	174,300
AXA SA	3,840	184,974
BNP Paribas SA	7,820	823,015
Cie de Saint-Gobain SA	3,790	346,205
Cie Generale des Etablissements Michelin SCA	6,175	224,128
Danone SA	4,150	325,434
Dassault Aviation SA	470	164,220
Hermes International S.C.A.	65	124,525
Legrand SA	1,880	336,672
LVMH Moet Hennessy Louis Vuitton SE	850	451,050
Orange SA	24,950	521,314
Safran SA	1,950	621,745
Schneider Electric SE	4,090	1,291,679
TotalEnergies SE	7,600	707,668
Vallourec SACA	12,830	386,408
		7,169,823
Germany — 2.3%
Allianz SE	2,490	1,138,403
Bayerische Motoren Werke AG	2,760	252,801
Deutsche Boerse AG	1,210	371,625
Deutsche Post AG	6,900	407,549
Deutsche Telekom AG	14,170	458,680
E.ON SE	14,400	318,971
Fresenius SE & Co. KGaA	9,640	467,286
Heidelberg Materials AG	1,700	376,539
LEG Immobilien SE	3,740	261,514
Muenchener Rueckversicherungs-Gesellschaft AG	250	149,825
Rheinmetall AG	260	414,094
RWE AG	8,430	612,974
SAP SE	4,210	720,816
Siemens AG	3,890	1,155,386
Siemens Energy AG	4,330	918,436
		8,024,899
Hong Kong — 0.5%
AIA Group, Ltd.	100,620	1,108,214
CK Asset Holdings, Ltd.	45,100	283,235
Futu Holdings, Ltd. ADR	1,380	213,224
		1,604,673
Ireland — 1.0%
AIB Group PLC	25,770	293,417
Eaton Corp. PLC	2,673	1,157,436
Kingspan Group PLC	5,910	547,261
Seagate Technology Holdings PLC	841	566,531
Trane Technologies PLC	1,469	723,541
		3,288,186
Israel — 0.1%
Teva Pharmaceutical Industries, Ltd. ADR†	10,020	351,401
Italy — 0.9%
Generali	3,700	165,678
Intesa Sanpaolo SpA	149,770	1,017,708
Pirelli & C SpA*	46,160	317,386
Prysmian SpA	3,780	572,824
Recordati Industria Chimica e Farmaceutica SpA	6,230	363,148

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Telecom Italia SpA†	341,160	$268,989
UniCredit SpA	4,950	382,537
		3,088,270
Japan — 5.8%
Advantest Corp.	3,250	608,781
Ajinomoto Co., Inc.	16,610	539,545
Asahi Group Holdings, Ltd.	21,770	215,653
Asahi Kasei Corp.	17,430	171,131
Chiba Bank, Ltd.	19,880	278,445
Chugai Pharmaceutical Co., Ltd.	6,900	362,591
Daifuku Co., Ltd.	4,000	174,752
Daikin Industries, Ltd.	1,760	250,776
Disco Corp.	460	221,483
Ebara Corp.	8,260	289,616
Fast Retailing Co., Ltd.	1,710	802,117
FUJIFILM Holdings Corp.	9,070	168,041
Fujikura, Ltd.	7,300	288,018
Hikari Tsushin, Inc.	610	148,780
Hitachi, Ltd.	20,270	637,424
Hoshizaki Corp.	7,710	250,991
Hulic Co., Ltd.	22,530	254,922
Ibiden Co., Ltd.	3,700	322,666
Inpex Corp.	13,630	355,481
Isuzu Motors, Ltd.	13,520	186,591
ITOCHU Corp.	36,100	450,100
Kawasaki Heavy Industries, Ltd.	15,750	326,700
KDDI Corp.	20,500	337,604
Kioxia Holdings Corp.†	1,400	348,268
Konami Group Corp.	1,350	163,882
Kuraray Co., Ltd.	13,710	144,083
Kyocera Corp.	16,500	287,959
Lasertec Corp.	600	166,429
Marubeni Corp.	10,760	421,115
Mitsubishi Electric Corp.	8,900	357,404
Mitsubishi Heavy Industries, Ltd.	16,520	490,122
Mitsubishi UFJ Financial Group, Inc.	31,410	569,352
Mizuho Financial Group, Inc.	25,810	1,118,889
NEC Corp.	11,620	310,304
Nintendo Co., Ltd.	8,340	405,712
Niterra Co., Ltd.	3,900	210,882
ORIX Corp.	2,630	87,859
Osaka Gas Co., Ltd.	5,420	197,085
Pan Pacific International Holdings Corp.	43,640	248,380
Panasonic Holdings Corp.	34,380	709,679
Renesas Electronics Corp.	13,260	275,266
Ryohin Keikaku Co., Ltd.	12,500	289,985
Sanrio Co., Ltd.	30,600	178,681
Shin-Etsu Chemical Co., Ltd.	8,210	382,573
SoftBank Group Corp.	8,100	274,378
SUMCO Corp.	12,770	204,052
Sumitomo Corp.	10,540	396,168
Sumitomo Electric Industries, Ltd.	5,850	385,792
Sumitomo Heavy Industries, Ltd.	5,260	179,050
Sumitomo Mitsui Financial Group, Inc.	20,740	730,345
Sumitomo Realty & Development Co., Ltd.	4,300	134,043
Takeda Pharmaceutical Co., Ltd.	17,100	568,769
TIS, Inc.	7,700	169,292
Tokio Marine Holdings, Inc.	8,410	381,275
Tokyo Electron, Ltd.	1,720	510,225
Toyota Motor Corp.	37,380	715,337
Toyota Tsusho Corp.	1,580	62,218
Security Description	Shares or Principal Amount	Value

Japan (continued)
Tsuruha Holdings, Inc.	14,290	$187,403
Yokogawa Electric Corp.	2,500	88,046
		19,992,510
Jersey — 0.1%
Glencore PLC	63,070	488,553
Luxembourg — 0.1%
Spotify Technology SA†	610	272,396
Netherlands — 2.1%
Airbus SE	3,490	723,583
Argenx SE†	680	532,028
ASM International NV	430	421,159
ASML Holding NV	1,730	2,497,431
BE Semiconductor Industries NV	1,160	339,085
Davide Campari-Milano NV	24,670	182,688
Ferrovial SE	2,530	173,889
ING Groep NV	25,770	747,457
Koninklijke Ahold Delhaize NV	6,490	304,989
NN Group NV	4,780	418,703
Prosus NV	14,760	713,491
		7,054,503
Panama — 0.2%
Carnival Corp.	30,055	796,758
Portugal — 0.1%
Jeronimo Martins SGPS SA	7,910	190,145
Singapore — 0.3%
DBS Group Holdings, Ltd.	6,000	276,789
United Overseas Bank, Ltd.	9,550	272,658
Yangzijiang Shipbuilding Holdings, Ltd.	94,690	322,969
		872,416
Spain — 1.0%
Aena SME SA*	4,690	128,102
Banco Santander SA	94,880	1,160,449
Bankinter SA	18,460	307,615
CaixaBank SA	72,990	930,966
Cellnex Telecom SA*	5,410	181,997
Iberdrola SA	29,094	681,922
		3,391,051
SupraNational — 0.1%
Unibail-Rodamco-Westfield	1,890	230,380
Sweden — 0.4%
Assa Abloy AB, Class B	10,570	404,476
EQT AB	8,380	270,308
Indutrade AB	5,240	112,755
Investor AB, Class B	17,830	724,221
		1,511,760
Switzerland — 1.8%
Alcon AG	7,222	541,068
Chubb, Ltd.	2,891	945,357
Cie Financiere Richemont SA, Class A	3,485	665,098
Coca-Cola HBC AG	2,570	149,591
Galderma Group AG	1,395	292,592
Holcim AG	2,665	248,404
Roche Holding AG	4,273	1,749,469
UBS Group AG	22,499	1,002,430
Zurich Insurance Group AG	831	575,961
		6,169,970

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom — 4.1%
Admiral Group PLC	6,729	$309,245
Anglo American PLC	3,740	183,958
Antofagasta PLC	5,530	271,941
AstraZeneca PLC	8,450	1,606,516
Aviva PLC	36,086	307,998
BAE Systems PLC	18,060	502,261
British American Tobacco PLC	10,900	640,076
Burberry Group PLC†	11,320	178,996
Coca-Cola Europacific Partners PLC	2,060	194,814
Compass Group PLC	9,530	269,557
Diageo PLC	22,856	459,459
Games Workshop Group PLC	751	199,097
GSK PLC	38,733	1,017,839
HSBC Holdings PLC (LSE)	66,150	1,212,404
Imperial Brands PLC	14,612	556,169
Lloyds Banking Group PLC	585,745	792,881
National Grid PLC	42,559	761,318
NatWest Group PLC	68,890	545,476
Prudential PLC	22,650	339,346
Rolls-Royce Holdings PLC	44,859	731,719
Royalty Pharma PLC, Class A	2,677	134,091
Shell PLC (LSE)	38,924	1,766,962
SSE PLC	15,720	565,622
Standard Chartered PLC	15,120	384,285
Unilever PLC	3,996	233,565
		14,165,595
United States — 67.7%
Acadia Realty Trust	40,131	867,632
Affirm Holdings, Inc.†	10,052	646,143
Alnylam Pharmaceuticals, Inc.†	4,692	1,452,127
Alphabet, Inc., Class A	6,590	2,535,832
Alphabet, Inc., Class C	38,325	14,637,851
Amazon.com, Inc.†	40,418	10,713,195
American Electric Power Co., Inc.	8,303	1,138,424
American Financial Group, Inc.	4,302	573,328
Amphenol Corp., Class A	8,805	1,296,712
Antero Resources Corp.†	16,688	655,171
Apple, Inc.	53,313	14,466,483
AppLovin Corp., Class A†	2,105	939,567
Arista Networks, Inc.†	8,709	1,504,131
Arthur J. Gallagher & Co.	3,712	766,157
ATI, Inc.†	3,008	467,624
Autodesk, Inc.†	3,445	816,465
Ball Corp.	12,253	748,413
Bank of America Corp.	46,757	2,499,629
Bank of New York Mellon Corp.	9,404	1,263,616
Biogen, Inc.†	2,399	454,083
Boeing Co.†	6,766	1,549,617
Boston Scientific Corp.†	14,324	825,206
Brady Corp., Class A	10,060	823,109
Broadcom, Inc.	12,048	5,029,197
Camden Property Trust	5,292	555,766
Caterpillar, Inc.	737	656,011
Charles Schwab Corp.	11,370	1,041,947
Cisco Systems, Inc.	12,450	1,139,175
Citigroup, Inc.	13,227	1,692,792
Coca-Cola Co.	25,695	2,023,738
Coherent Corp.†	2,676	855,544
Coinbase Global, Inc., Class A†	1,894	355,636
ConocoPhillips	6,871	864,234
Constellation Energy Corp.	1,618	506,434
Security Description	Shares or Principal Amount	Value

United States (continued)
Construction Partners, Inc., Class A†	6,335	$783,386
Corning, Inc.	7,915	1,299,960
Corpay, Inc.†	1,602	490,965
Cummins, Inc.	1,321	886,404
CVS Health Corp.	14,141	1,177,804
Danaher Corp.	3,699	661,936
Datadog, Inc., Class A†	3,976	525,587
Dell Technologies, Inc., Class C	5,058	1,056,869
Delta Air Lines, Inc.	10,649	724,026
Diamondback Energy, Inc.	5,443	1,119,244
Dick's Sporting Goods, Inc.	3,553	806,247
Dollar Tree, Inc.†	9,734	945,269
East West Bancorp, Inc.	8,626	1,090,930
EchoStar Corp., Class A†	5,289	651,287
Elanco Animal Health, Inc.†	37,022	828,182
Eli Lilly & Co.	4,855	4,537,483
Emerson Electric Co.	4,380	615,127
Equinix, Inc.	1,092	1,182,450
Estee Lauder Cos., Inc., Class A	7,547	578,930
Evergy, Inc.	9,320	772,069
Expedia Group, Inc.	2,025	502,949
Extra Space Storage, Inc.	5,609	803,938
Exxon Mobil Corp.	26,307	4,059,959
First Solar, Inc.†	2,333	471,009
GE Vernova, Inc.	1,529	1,656,610
General Dynamics Corp.	2,160	743,688
General Electric Co.	6,083	1,763,644
General Motors Co.	10,167	781,741
Gilead Sciences, Inc.	14,501	1,897,311
GlobalFoundries, Inc.†	16,540	1,068,484
Granite Construction, Inc.	4,616	632,715
HEICO Corp.	3,719	1,003,833
Hilton Worldwide Holdings, Inc.	3,552	1,151,097
Home Depot, Inc.	3,867	1,271,470
Howmet Aerospace, Inc.	2,544	618,294
Huntington Bancshares, Inc.	52,885	886,353
Insmed, Inc.†	5,819	793,304
Insulet Corp.†	3,298	567,718
International Business Machines Corp.	4,226	976,122
Iron Mountain, Inc.	3,800	478,762
Johnson & Johnson	3,170	728,625
JPMorgan Chase & Co.	5,680	1,779,146
KBR, Inc.	16,890	633,206
Kenvue, Inc.	34,780	609,693
Keurig Dr Pepper, Inc.	48,220	1,417,668
KeyCorp	52,227	1,154,739
Keysight Technologies, Inc.†	1,439	503,521
Kimberly-Clark Corp.	6,168	607,116
Kinder Morgan, Inc.	23,313	766,298
KLA Corp.	938	1,641,828
Kroger Co.	12,301	837,329
Lam Research Corp.	6,673	1,720,700
Lowe's Cos., Inc.	5,894	1,407,428
M&T Bank Corp.	4,730	1,034,120
Martin Marietta Materials, Inc.	1,380	854,317
Marvell Technology, Inc.	9,583	1,582,632
Mastercard, Inc., Class A	4,430	2,227,936
Maximus, Inc.	10,360	679,823
Medline, Inc., Class A†	10,020	445,589
Merck & Co., Inc.	15,435	1,685,193
Meta Platforms, Inc., Class A	8,728	5,340,751
Micron Technology, Inc.	5,826	3,012,974
Microsoft Corp.	27,669	11,282,865

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Monolithic Power Systems, Inc.	421	$679,667
Morgan Stanley	4,559	868,900
Motorola Solutions, Inc.	1,595	700,253
Netflix, Inc.†	23,429	2,193,189
Newmont Corp.	11,575	1,285,867
NextEra Energy, Inc.	18,005	1,762,329
NRG Energy, Inc.	5,478	852,267
NVIDIA Corp.	99,016	19,760,623
ON Semiconductor Corp.†	8,900	897,209
Ovintiv, Inc.	20,385	1,254,697
Palantir Technologies, Inc., Class A†	10,207	1,419,896
Parker-Hannifin Corp.	1,120	1,018,550
Philip Morris International, Inc.	15,991	2,639,634
Pinnacle Financial Partners, Inc.	7,967	788,255
Procter & Gamble Co.	12,671	1,863,777
PulteGroup, Inc.	4,924	602,501
Rambus, Inc.†	4,282	492,901
Reinsurance Group of America, Inc.	2,229	471,344
Robinhood Markets, Inc., Class A†	4,207	306,648
ROBLOX Corp., Class A†	13,352	737,832
Samsara, Inc., Class A†	26,015	747,671
Sandisk Corp.†	475	520,842
Sanmina Corp.†	100	21,782
Sempra	10,944	1,040,993
Sherwin-Williams Co.	3,063	985,091
Somnigroup International, Inc.	10,480	795,013
SS&C Technologies Holdings, Inc.	9,600	665,280
State Street Corp.	6,675	1,020,207
Steel Dynamics, Inc.	3,437	785,904
Synopsys, Inc.†	1,290	622,554
Targa Resources Corp.	2,950	767,236
Tesla, Inc.†	7,387	2,819,101
Textron, Inc.	8,229	789,655
Thermo Fisher Scientific, Inc.	2,673	1,280,260
T-Mobile US, Inc.	3,089	603,900
Toast, Inc., Class A†	17,717	505,289
TransUnion	11,123	789,733
Travere Therapeutics, Inc.†	20,261	853,393
Twilio, Inc., Class A†	7,556	1,118,741
United Parcel Service, Inc., Class B	9,348	1,017,062
UnitedHealth Group, Inc.	3,806	1,410,047
US Bancorp	19,455	1,102,320
Vaxcyte, Inc.†	12,110	693,176
Ventas, Inc.	8,621	757,441
Viatris, Inc.	18,500	276,390
Visa, Inc., Class A	9,004	2,969,879
Vulcan Materials Co.	2,876	867,804
Walt Disney Co.	4,873	505,574
Security Description	Shares or Principal Amount	Value

United States (continued)
Wells Fargo & Co.	18,003	$1,480,387
Western Digital Corp.	3,883	1,687,241
Westinghouse Air Brake Technologies Corp.	3,390	914,927
Wynn Resorts, Ltd.	2,635	282,235
		232,471,109
Total Common Stocks (cost $251,052,978)		331,550,096
UNAFFILIATED INVESTMENT COMPANIES — 1.0%
United States — 1.0%
iShares Core MSCI EAFE ETF	8,700	831,198
iShares Core S&P 500 ETF	3,600	2,599,452
Total Unaffiliated Investment Companies (cost $3,341,411)		3,430,650
Total Long-Term Investment Securities (cost $254,394,389)		334,980,746
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
3.59%, 05/14/2026 (cost $629,183)	$630,000	629,185
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 04/30/2026, to be repurchased 05/01/2026 in the amount of $5,382,765 and collateralized by $5,528,900 United States Treasury Notes, bearing interest at 2.75% due 07/31/2027 and having an approximate value of $5,490,259 (cost $5,382,606)	5,382,606	5,382,606
TOTAL INVESTMENTS (cost $260,406,178)	99.3%	340,992,537
Other assets less liabilities	0.7	2,303,935
NET ASSETS	100.0%	$343,296,472

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fidelity Institutional AM® Global Equities Portfolio has no
right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $801,785 representing 0.2% of net assets.

ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
LSE—London Stock Exchange
TSX—Toronto Stock Exchange
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
11	Long	MSCI EAFE Index	June 2026	$1,592,895	$1,675,355	$82,460
8	Long	S&P 500 E-Mini Index	June 2026	2,684,727	2,897,501	212,774
						$295,234

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Semiconductors	12.2%

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Industry Allocation*(continued)
Internet	11.3%
Banks	10.2
Computers	6.2
Software	5.4
Pharmaceuticals	5.1
Oil & Gas	3.7
Aerospace/Defense	2.8
Electric	2.7
Insurance	2.5
Telecommunications	2.3
Retail	2.3
Diversified Financial Services	2.3
Biotechnology	1.8
Auto Manufacturers	1.7
Mining	1.6
Beverages	1.6
Repurchase Agreements	1.5
REITS	1.5
Building Materials	1.5
Electronics	1.4
Machinery-Construction & Mining	1.3
Electrical Components & Equipment	1.3
Healthcare-Products	1.2
Agriculture	1.2
Unaffiliated Investment Companies	1.0
Cosmetics/Personal Care	1.0
Miscellaneous Manufacturing	0.9
Commercial Services	0.7
Transportation	0.7
Food	0.7
Chemicals	0.6
Engineering & Construction	0.6
Healthcare-Services	0.5
Home Furnishings	0.5
Machinery-Diversified	0.5
Pipelines	0.4
Lodging	0.4
Auto Parts & Equipment	0.4
Distribution/Wholesale	0.3
Media	0.3
Real Estate	0.3
Toys/Games/Hobbies	0.3
Leisure Time	0.2
Iron/Steel	0.2
Packaging & Containers	0.2
Investment Companies	0.2
Airlines	0.2
Short-Term Investments	0.2
Household Products/Wares	0.2
Home Builders	0.2
Apparel	0.1
Energy-Alternate Sources	0.1
Private Equity	0.1
Metal Fabricate/Hardware	0.1
Shipbuilding	0.1
Entertainment	0.1
Food Service	0.1
Environmental Control	0.1
Coal	0.1
Gas	0.1
99.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$11,676,577	$—	$—	$11,676,577
Hong Kong	213,224	1,391,449	—	1,604,673
Ireland	2,447,508	840,678	—	3,288,186
Israel	351,401	—	—	351,401
Luxembourg	272,396	—	—	272,396
Panama	796,758	—	—	796,758
Switzerland	945,357	5,224,613	—	6,169,970
United Kingdom	328,905	13,836,690	—	14,165,595
United States	232,471,109	—	—	232,471,109
Other Countries	—	60,753,431	—	60,753,431
Unaffiliated Investment Companies	3,430,650	—	—	3,430,650
Short-Term Investments	—	629,185	—	629,185
Repurchase Agreements	—	5,382,606	—	5,382,606
Total Investments at Value	$252,933,885	$88,058,652	$—	$340,992,537
Other Financial Instruments:†
Futures Contracts	$295,234	$—	$—	$295,234

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.4%
Austria — 1.3%
Erste Group Bank AG	28,531	$3,187,710
Canada — 6.2%
Celestica, Inc.†	11,764	4,818,417
Franco-Nevada Corp.	14,802	3,414,916
Waste Connections, Inc.	18,270	3,009,604
Wheaton Precious Metals Corp.	29,403	3,714,040
		14,956,977
China — 1.4%
Contemporary Amperex Technology Co., Ltd., Class A	52,341	3,356,401
Denmark — 1.5%
DSV A/S	14,809	3,622,737
Finland — 1.2%
Nokia Oyj ADR	224,192	2,894,319
France — 5.3%
Legrand SA	20,247	3,625,851
Safran SA	12,539	3,997,982
Schneider Electric SE	16,045	5,067,233
		12,691,066
Germany — 5.2%
Heidelberg Materials AG	14,630	3,240,453
Rheinmetall AG	2,706	4,309,764
Siemens Energy AG	23,801	5,048,429
		12,598,646
India — 3.9%
Adani Ports & Special Economic Zone, Ltd.	178,163	3,178,781
Bharti Airtel, Ltd.	159,370	3,184,783
ICICI Bank, Ltd.	219,734	2,945,929
		9,309,493
Ireland — 3.6%
CRH PLC	22,467	2,660,542
Eaton Corp. PLC	7,110	3,078,701
Trane Technologies PLC	6,143	3,025,673
		8,764,916
Israel — 6.8%
Bank Hapoalim BM	146,339	3,929,394
Bank Leumi Le-Israel BM	149,845	3,797,963
Harel Insurance Investments & Financial Services, Ltd.	42,794	2,677,685
Next Vision Stabilized Systems, Ltd.	47,443	5,440,682
Phoenix Financial, Ltd.	8,175	492,885
		16,338,609
Italy — 3.4%
Intesa Sanpaolo SpA	625,408	4,249,733
UniCredit SpA	51,707	3,995,932
		8,245,665
Japan — 15.9%
Advantest Corp.	21,673	4,059,724
Disco Corp.	7,876	3,792,176
Fujikura, Ltd.	87,178	3,439,566
Hitachi, Ltd.	159,777	5,024,452
Japan Tobacco, Inc.	88,177	3,311,093
Kawasaki Heavy Industries, Ltd.	145,871	3,025,778
Mitsubishi Heavy Industries, Ltd.	127,844	3,792,929
Security Description	Shares or Principal Amount	Value

Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	235,462	$4,268,095
Sumitomo Mitsui Financial Group, Inc.	119,504	4,208,255
Tokyo Electron, Ltd.	11,205	3,323,879
		38,245,947
Mexico — 1.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	101,569	2,557,991
Netherlands — 6.5%
ASM International NV	5,370	5,259,585
ASML Holding NV	5,104	7,368,142
Ferrovial SE	45,019	3,094,193
		15,721,920
South Korea — 2.5%
SK Hynix, Inc.	6,760	5,948,575
Spain — 3.8%
Banco Santander SA	389,231	4,760,568
Iberdrola SA	190,817	4,472,482
		9,233,050
Sweden — 1.2%
Assa Abloy AB, Class B	78,156	2,990,750
Switzerland — 4.8%
Holcim AG	35,356	3,295,524
UBS Group AG	100,161	4,462,616
Zurich Insurance Group AG	5,442	3,771,815
		11,529,955
Taiwan — 6.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	237,598	16,130,183
United Arab Emirates — 1.1%
Salik Co. PJSC	1,738,621	2,660,216
United Kingdom — 8.4%
Aviva PLC	349,284	2,981,179
BAE Systems PLC	149,211	4,149,664
British American Tobacco PLC	75,665	4,443,243
InterContinental Hotels Group PLC	24,766	3,584,473
Rolls-Royce Holdings PLC	311,984	5,088,934
		20,247,493
United States — 8.6%
Cadence Design Systems, Inc.†	11,557	3,809,072
HEICO Corp.	10,697	2,887,334
Hilton Worldwide Holdings, Inc.	8,986	2,912,093
Mastercard, Inc., Class A	5,567	2,799,756
Moody's Corp.	6,650	3,071,302
Synopsys, Inc.†	4,861	2,345,918
Visa, Inc., Class A	9,114	3,006,162
		20,831,637
TOTAL INVESTMENTS (cost $189,762,087)	100.4%	242,064,256
Other assets less liabilities	(0.4)	(1,005,993)
NET ASSETS	100.0%	$241,058,263

†	Non-income producing security

ADR—American Depositary Receipt

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Industry Allocation*
Semiconductors	19.1%
Banks	16.5
Aerospace/Defense	9.7
Electrical Components & Equipment	6.3
Machinery-Construction & Mining	5.8
Building Materials	5.0
Insurance	4.1
Commercial Services	3.7
Agriculture	3.3
Electronics	3.2
Mining	2.9
Lodging	2.7
Software	2.6
Telecommunications	2.5
Engineering & Construction	2.4
Diversified Financial Services	2.3
Miscellaneous Manufacturing	2.3
Electric	1.8
Transportation	1.5
Auto Parts & Equipment	1.4
Environmental Control	1.3
100.4%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$14,956,977	$—	$—	$14,956,977
Finland	2,894,319	—	—	2,894,319
Ireland	8,764,916	—	—	8,764,916
Mexico	2,557,991	—	—	2,557,991
United States	20,831,637	—	—	20,831,637
Other Countries	—	192,058,416	—	192,058,416
Total Investments at Value	$50,005,840	$192,058,416	$—	$242,064,256

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Real Estate — 1.6%
Compass, Inc., Class A†	191,800	$1,451,926
Jones Lang LaSalle, Inc.†	8,400	2,672,292
		4,124,218
Apartment REITS — 11.1%
AvalonBay Communities, Inc.	64,000	11,712,000
Camden Property Trust	88,700	9,315,274
Invitation Homes, Inc.	248,800	7,157,976
		28,185,250
Diversified REITS — 15.6%
American Tower Corp.	10,400	1,900,184
Equinix, Inc.	29,800	32,268,334
Lamar Advertising Co., Class A	35,400	4,879,536
VICI Properties, Inc.	13,100	382,520
		39,430,574
Health Care REITS — 18.1%
CareTrust REIT, Inc.	71,500	2,820,675
Ventas, Inc.	246,045	21,617,514
Welltower, Inc.	98,164	21,334,964
		45,773,153
Hotel REITS — 2.5%
Ryman Hospitality Properties, Inc.	59,600	6,263,364
Manufactured Homes REITS — 2.5%
Sun Communities, Inc.	49,500	6,328,080
Regional Malls REITS — 6.8%
Macerich Co.	350,300	7,612,019
Tanger, Inc.	257,800	9,559,224
		17,171,243
Security Description	Shares or Principal Amount	Value

Shopping Centers REITS — 7.3%
Acadia Realty Trust	142,900	$3,089,498
Curbline Properties Corp.	112,200	3,096,720
Federal Realty Investment Trust	52,900	5,866,610
Urban Edge Properties	296,300	6,494,896
		18,547,724
Single Tenant REITS — 5.9%
Four Corners Property Trust, Inc.	298,500	7,632,645
NNN REIT, Inc.	168,100	7,361,099
		14,993,744
Storage REITS — 12.8%
CubeSmart	153,100	6,197,488
Extra Space Storage, Inc.	87,100	12,484,043
Iron Mountain, Inc.	109,700	13,821,103
		32,502,634
Warehouse/Industrial REITS — 15.6%
Americold Realty Trust, Inc.	229,200	2,803,116
EastGroup Properties, Inc.	16,900	3,400,280
Prologis, Inc.	192,560	27,347,371
Terreno Realty Corp.	90,680	5,912,336
		39,463,103
TOTAL INVESTMENTS (cost $208,327,090)	99.8%	252,783,087
Other assets less liabilities	0.2	526,870
NET ASSETS	100.0%	$253,309,957

†	Non-income producing security
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$252,783,087	$—	$—	$252,783,087

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 36.0%
Aerospace/Defense — 0.7%
Boeing Co.
5.15%, 05/01/2030	$200,000	$203,235
5.81%, 05/01/2050	100,000	97,445
5.93%, 05/01/2060	100,000	96,820
6.13%, 02/15/2033	200,000	213,556
6.30%, 05/01/2029	200,000	209,760
6.53%, 05/01/2034	200,000	218,724
6.86%, 05/01/2054	100,000	111,084
7.01%, 05/01/2064	50,000	55,849
General Dynamics Corp.
3.75%, 05/15/2028	400,000	397,370
4.95%, 08/15/2035	20,000	20,113
General Electric Co.
4.30%, 07/29/2030	50,000	49,896
5.88%, 01/14/2038	150,000	159,727
Honeywell Aerospace, Inc.
4.30%, 03/16/2031*	50,000	49,390
4.95%, 03/16/2036*	100,000	98,865
5.73%, 03/16/2056*	80,000	78,684
5.85%, 03/16/2066*	50,000	49,215
Howmet Aerospace, Inc.
4.75%, 04/15/2036	20,000	19,428
L3Harris Technologies, Inc.
5.35%, 06/01/2034	200,000	203,736
5.40%, 07/31/2033	100,000	102,618
Lockheed Martin Corp.
4.40%, 08/15/2030	50,000	49,987
4.75%, 02/15/2034	100,000	99,845
5.20%, 02/15/2055	100,000	92,370
5.25%, 01/15/2033	100,000	103,904
5.90%, 11/15/2063	100,000	101,334
Northrop Grumman Corp.
4.90%, 06/01/2034	200,000	199,702
5.20%, 06/01/2054	100,000	91,728
RTX Corp.
3.03%, 03/15/2052	100,000	63,548
4.63%, 11/16/2048	100,000	85,142
5.38%, 02/27/2053	100,000	94,038
5.40%, 05/01/2035	100,000	103,395
6.40%, 03/15/2054	100,000	107,745
7.50%, 09/15/2029	200,000	219,295
		3,847,548
Agriculture — 0.5%
Altria Group, Inc.
3.70%, 02/04/2051	100,000	68,823
4.80%, 02/14/2029	200,000	201,485
5.95%, 02/14/2049	200,000	194,982
6.20%, 11/01/2028	200,000	208,224
Archer-Daniels-Midland Co.
3.25%, 03/27/2030	100,000	95,809
4.50%, 03/15/2049	100,000	84,448
BAT Capital Corp.
4.54%, 08/15/2047	100,000	81,506
6.00%, 02/20/2034	200,000	211,604
6.42%, 08/02/2033	200,000	217,154
Bunge, Ltd. Finance Corp.
4.20%, 09/17/2029	200,000	198,214
Philip Morris International, Inc.
4.88%, 02/13/2029	200,000	202,618
5.13%, 11/17/2027	200,000	202,312
5.38%, 02/15/2033	400,000	411,399
Security Description	Shares or Principal Amount	Value

Agriculture (continued)
5.63%, 11/17/2029	$200,000	$207,407
6.38%, 05/16/2038	100,000	109,245
Reynolds American, Inc.
5.70%, 08/15/2035	100,000	102,931
5.85%, 08/15/2045	50,000	48,514
		2,846,675
Airlines — 0.0%
United Airlines Pass-Through Trust
2.70%, 11/01/2033	73,136	67,112
5.45%, 08/15/2038	93,975	95,754
		162,866
Apparel — 0.0%
NIKE, Inc.
2.85%, 03/27/2030	200,000	188,876
3.38%, 03/27/2050	100,000	69,228
		258,104
Auto Manufacturers — 0.8%
American Honda Finance Corp.
5.05%, 07/10/2031	200,000	201,183
5.65%, 11/15/2028	200,000	205,044
Cummins, Inc.
4.88%, 10/01/2043	200,000	186,816
Ford Motor Co.
3.25%, 02/12/2032	200,000	175,496
4.75%, 01/15/2043	100,000	77,235
5.29%, 12/08/2046	100,000	80,427
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	200,000	196,558
4.13%, 08/17/2027	200,000	197,613
4.95%, 05/28/2027	200,000	199,984
4.97%, 04/06/2029	200,000	198,311
5.80%, 03/08/2029	200,000	202,639
General Motors Co.
5.15%, 04/01/2038	100,000	94,769
5.20%, 04/01/2045	100,000	87,523
6.25%, 10/02/2043	100,000	99,162
General Motors Financial Co, Inc.
4.60%, 01/08/2031	200,000	197,724
General Motors Financial Co., Inc.
2.70%, 06/10/2031	200,000	180,236
3.10%, 01/12/2032	200,000	180,927
5.40%, 05/08/2027	200,000	202,042
5.80%, 06/23/2028	200,000	204,841
5.80%, 01/07/2029	200,000	205,789
Toyota Motor Credit Corp.
5.25%, 09/11/2028	200,000	204,597
5.35%, 01/09/2035	200,000	204,819
5.55%, 11/20/2030	200,000	208,430
		3,992,165
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings, Ltd.
3.10%, 12/01/2051	200,000	119,989
Lear Corp.
2.60%, 01/15/2032	200,000	176,737
		296,726
Banks — 7.6%
Banco Santander SA
4.38%, 04/12/2028	400,000	398,909
5.44%, 07/15/2031	200,000	205,961

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
6.94%, 11/07/2033	$200,000	$224,312
Bank of America Corp.
2.48%, 09/21/2036	250,000	217,308
2.65%, 03/11/2032	250,000	227,212
2.68%, 06/19/2041	200,000	143,703
2.69%, 04/22/2032	100,000	90,740
3.31%, 04/22/2042	200,000	153,245
3.42%, 12/20/2028	150,000	147,522
4.08%, 03/20/2051	200,000	155,964
4.33%, 03/15/2050	200,000	163,115
4.44%, 01/20/2048	50,000	41,807
4.98%, 01/24/2029	200,000	201,606
5.02%, 07/22/2033	200,000	201,287
5.20%, 04/25/2029	250,000	253,345
5.29%, 04/25/2034	200,000	203,095
5.46%, 05/09/2036	200,000	204,171
5.47%, 01/23/2035	200,000	204,333
5.51%, 01/24/2036	200,000	204,559
5.52%, 10/25/2035	200,000	201,485
5.87%, 09/15/2034	200,000	209,760
Bank of Montreal
4.35%, 09/22/2031	100,000	98,813
5.00%, 01/27/2029	200,000	201,690
Bank of New York Mellon Corp.
4.73%, 04/20/2029	400,000	403,168
5.06%, 07/22/2032	200,000	203,760
5.83%, 10/25/2033	200,000	211,688
Bank of Nova Scotia
5.65%, 02/01/2034	200,000	208,742
Barclays PLC
4.95%, 01/10/2047	200,000	178,149
5.25%, 08/17/2045	200,000	186,708
5.34%, 09/10/2035	200,000	198,390
7.39%, 11/02/2028	400,000	415,855
Canadian Imperial Bank of Commerce
5.26%, 04/08/2029	200,000	204,566
Citibank, N.A.
5.57%, 04/30/2034	250,000	260,180
5.80%, 09/29/2028	250,000	259,028
Citigroup, Inc.
2.56%, 05/01/2032	250,000	224,640
3.67%, 07/24/2028	100,000	99,074
4.13%, 07/25/2028	250,000	248,063
4.41%, 03/31/2031	250,000	247,274
4.45%, 09/29/2027	300,000	300,110
4.65%, 07/30/2045	100,000	87,763
4.65%, 07/23/2048	200,000	173,217
5.17%, 09/11/2036	100,000	99,067
5.45%, 06/11/2035	200,000	203,469
5.61%, 03/04/2056	200,000	193,214
6.02%, 01/24/2036	200,000	205,323
Citizens Financial Group, Inc.
2.50%, 02/06/2030	200,000	184,015
Cooperatieve Rabobank UA
4.49%, 10/17/2029	250,000	251,533
4.80%, 01/09/2029	250,000	253,325
Deutsche Bank AG
5.37%, 01/10/2029	400,000	404,464
5.40%, 09/11/2035	200,000	199,456
Fifth Third Bancorp
4.57%, 04/29/2032	50,000	49,247
5.14%, 01/29/2037	50,000	48,827
Security Description	Shares or Principal Amount	Value

Banks (continued)
6.36%, 10/27/2028	$200,000	$205,251
8.25%, 03/01/2038	20,000	24,132
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	400,000	360,001
3.10%, 02/24/2033	100,000	90,538
3.81%, 04/23/2029	400,000	394,285
4.02%, 10/31/2038	200,000	174,972
4.15%, 01/21/2029	100,000	99,248
4.22%, 05/01/2029	400,000	397,426
4.94%, 10/21/2036	100,000	97,003
5.02%, 10/23/2035	400,000	393,550
5.07%, 01/21/2037	100,000	97,764
5.56%, 11/19/2045	200,000	192,486
5.73%, 01/28/2056	200,000	195,068
6.75%, 10/01/2037	200,000	217,206
HSBC Holdings PLC
2.01%, 09/22/2028	400,000	386,427
2.80%, 05/24/2032	400,000	362,091
4.62%, 11/06/2031	200,000	198,131
4.95%, 03/31/2030	400,000	405,191
5.29%, 11/19/2030	400,000	407,310
5.79%, 05/13/2036	200,000	206,353
6.50%, 09/15/2037	200,000	214,557
7.40%, 11/13/2034	200,000	222,107
Huntington Bancshares, Inc.
5.71%, 02/02/2035	100,000	102,326
ING Groep NV
4.05%, 04/09/2029	200,000	197,661
4.80%, 03/23/2032	200,000	199,138
5.34%, 03/19/2030	200,000	204,059
JPMorgan Chase & Co.
2.96%, 05/13/2031	400,000	373,292
3.33%, 04/22/2052	200,000	136,203
3.96%, 11/15/2048	200,000	156,232
4.01%, 04/23/2029	400,000	396,785
4.45%, 12/05/2029	400,000	399,201
4.85%, 07/25/2028	400,000	402,182
4.91%, 07/25/2033	200,000	200,583
4.95%, 10/22/2035	200,000	197,753
5.00%, 07/22/2030	400,000	404,931
5.14%, 01/24/2031	400,000	407,107
5.15%, 04/23/2037	50,000	49,701
5.29%, 07/22/2035	80,000	80,885
5.35%, 06/01/2034	200,000	204,142
5.57%, 04/22/2036	80,000	82,296
5.58%, 04/22/2030	400,000	411,223
5.58%, 07/23/2036	50,000	50,724
5.60%, 07/15/2041	200,000	203,216
5.72%, 09/14/2033	200,000	207,529
6.25%, 10/23/2034	200,000	214,507
6.40%, 05/15/2038	200,000	220,733
KeyCorp
2.55%, 10/01/2029	200,000	187,365
Kreditanstalt fuer Wiederaufbau
3.00%, 05/20/2027	600,000	594,632
3.50%, 05/15/2029	200,000	197,592
3.88%, 06/15/2028	200,000	200,010
4.38%, 02/28/2034	400,000	402,204
Lloyds Banking Group PLC
4.34%, 01/09/2048	200,000	160,848
4.38%, 03/22/2028	400,000	399,610
M&T Bank Corp.
5.39%, 01/16/2036	25,000	24,910

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Manufacturers & Traders Trust Co.
4.70%, 01/27/2028	$250,000	$251,463
Mitsubishi UFJ Financial Group, Inc.
3.75%, 07/18/2039	200,000	168,854
3.96%, 03/02/2028	400,000	397,451
5.13%, 07/20/2033	200,000	201,560
5.43%, 04/17/2035	200,000	203,196
Mizuho Financial Group, Inc.
5.75%, 07/06/2034	400,000	416,461
Morgan Stanley
1.79%, 02/13/2032	400,000	348,164
2.48%, 09/16/2036	250,000	216,416
2.70%, 01/22/2031	250,000	232,575
4.30%, 01/27/2045	100,000	83,613
4.65%, 10/18/2030	250,000	249,575
4.71%, 03/12/2032	200,000	198,457
5.25%, 04/21/2034	200,000	202,003
5.32%, 07/19/2035	200,000	201,593
5.52%, 11/19/2055	200,000	190,315
5.59%, 01/18/2036	200,000	205,025
5.60%, 03/24/2051	200,000	193,619
6.38%, 07/24/2042	200,000	215,480
Morgan Stanley Bank, N.A.
4.97%, 07/14/2028	400,000	402,360
Morgan Stanley Private Bank NA
4.47%, 11/19/2031	250,000	246,683
4.73%, 07/18/2031	100,000	99,858
NatWest Group PLC
5.08%, 01/27/2030	400,000	404,562
Northern Trust Corp.
1.95%, 05/01/2030	50,000	45,611
Oesterreichische Kontrollbank AG
4.75%, 05/21/2027	600,000	604,964
PNC Bank, N.A.
2.70%, 10/22/2029	300,000	282,324
4.05%, 07/26/2028	400,000	396,880
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	400,000	390,709
5.58%, 06/12/2029	400,000	409,653
5.58%, 01/29/2036	50,000	51,147
6.88%, 10/20/2034	100,000	110,599
Regions Financial Corp.
5.72%, 06/06/2030	200,000	205,508
Royal Bank of Canada
4.97%, 01/24/2029	400,000	403,449
4.97%, 08/02/2030	200,000	202,464
5.15%, 02/04/2031	200,000	203,269
Santander Holdings USA, Inc.
6.50%, 03/09/2029	200,000	206,230
Santander UK Group Holdings PLC
6.53%, 01/10/2029	200,000	206,282
State Street Corp.
4.54%, 02/28/2028	400,000	402,426
5.16%, 05/18/2034	200,000	203,042
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	200,000	180,718
5.72%, 09/14/2028	400,000	411,075
5.80%, 07/08/2046	100,000	97,554
5.84%, 07/09/2044	200,000	198,774
Toronto-Dominion Bank
4.11%, 06/08/2027	400,000	399,262
4.78%, 12/17/2029	200,000	202,269
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.93%, 10/15/2035	$50,000	$48,964
5.52%, 07/17/2028	200,000	204,804
Truist Financial Corp.
4.87%, 01/26/2029	400,000	402,863
4.96%, 10/23/2036	30,000	28,987
5.71%, 01/24/2035	200,000	205,819
UBS AG
4.63%, 02/16/2032	250,000	249,465
5.65%, 09/11/2028	200,000	206,139
US Bancorp
5.05%, 02/12/2031	200,000	203,016
5.38%, 01/23/2030	200,000	204,522
5.68%, 01/23/2035	200,000	206,686
Wells Fargo & Co.
2.88%, 10/30/2030	400,000	377,603
3.07%, 04/30/2041	100,000	75,347
3.35%, 03/02/2033	400,000	368,254
3.90%, 05/01/2045	200,000	157,198
4.61%, 04/25/2053	200,000	165,710
4.96%, 01/23/2037	100,000	97,426
5.01%, 04/04/2051	200,000	177,101
5.20%, 01/23/2030	400,000	406,755
5.24%, 01/24/2031	300,000	305,822
5.56%, 07/25/2034	400,000	410,964
5.57%, 07/25/2029	400,000	408,811
Westpac Banking Corp.
5.54%, 11/17/2028	400,000	413,210
5.62%, 11/20/2035	200,000	203,011
		40,238,903
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	100,000	97,705
4.90%, 02/01/2046	200,000	180,919
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	200,000	193,438
4.44%, 10/06/2048	100,000	84,393
4.75%, 01/23/2029	200,000	202,004
5.45%, 01/23/2039	100,000	101,756
5.55%, 01/23/2049	100,000	97,610
5.80%, 01/23/2059	100,000	100,707
Coca-Cola Co.
2.50%, 03/15/2051	100,000	58,730
3.45%, 03/25/2030	400,000	389,590
5.00%, 05/13/2034	100,000	102,960
5.20%, 01/14/2055	100,000	94,405
5.40%, 05/13/2064	100,000	95,191
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	167,796
Constellation Brands, Inc.
3.15%, 08/01/2029	200,000	191,658
4.10%, 02/15/2048	100,000	76,919
Diageo Capital PLC
2.38%, 10/24/2029	200,000	186,733
3.88%, 04/29/2043	100,000	79,224
Keurig Dr Pepper, Inc.
4.05%, 04/15/2032	200,000	189,848
4.50%, 04/15/2052	50,000	39,223
Maple Parent Holdings Corp.
5.70%, 03/26/2036*	30,000	30,037
6.63%, 03/26/2056*	20,000	20,249

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages (continued)
Molson Coors Beverage Co.
4.20%, 07/15/2046	$100,000	$78,490
PepsiCo, Inc.
5.00%, 02/07/2035	100,000	100,993
PepsiCo., Inc.
2.88%, 10/15/2049	100,000	64,359
3.00%, 10/15/2027	400,000	394,545
4.45%, 04/14/2046	100,000	86,568
5.25%, 07/17/2054	100,000	95,624
		3,601,674
Biotechnology — 0.4%
Amgen, Inc.
4.05%, 08/18/2029	200,000	197,995
4.40%, 05/01/2045	100,000	84,254
4.66%, 06/15/2051	100,000	83,733
5.15%, 03/02/2028	100,000	101,383
5.15%, 11/15/2041	200,000	189,532
5.25%, 03/02/2033	200,000	204,669
5.60%, 03/02/2043	100,000	98,625
5.65%, 03/02/2053	100,000	96,162
5.75%, 03/02/2063	100,000	95,576
Biogen, Inc.
2.25%, 05/01/2030	200,000	182,954
Gilead Sciences, Inc.
4.75%, 03/01/2046	100,000	88,513
5.60%, 11/15/2064	100,000	96,234
5.65%, 12/01/2041	100,000	101,346
Royalty Pharma PLC
3.55%, 09/02/2050	100,000	68,432
5.15%, 09/02/2029	200,000	203,438
		1,892,846
Building Materials — 0.2%
Amrize Finance US LLC
5.40%, 04/07/2035	25,000	25,482
Carrier Global Corp.
3.58%, 04/05/2050	100,000	71,806
5.90%, 03/15/2034	100,000	105,419
CRH America Finance, Inc.
5.00%, 02/09/2036	50,000	49,239
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	204,321
Eagle Materials, Inc.
5.00%, 03/15/2036	25,000	24,044
Johnson Controls International PLC
4.63%, 07/02/2044	100,000	86,653
Martin Marietta Materials, Inc.
5.50%, 12/01/2054	50,000	47,249
Owens Corning
5.50%, 06/15/2027	100,000	101,215
5.95%, 06/15/2054	50,000	49,506
Trane Technologies Financing, Ltd.
3.80%, 03/21/2029	100,000	98,712
Trane Technologies HoldCo., Ltd.
5.75%, 06/15/2043	50,000	51,155
Vulcan Materials Co.
5.70%, 12/01/2054	50,000	48,759
		963,560
Chemicals — 0.4%
Air Products & Chemicals, Inc.
2.80%, 05/15/2050	100,000	62,472
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
4.60%, 02/08/2029	$200,000	$201,408
CF Industries, Inc.
5.38%, 03/15/2044	100,000	93,902
Dow Chemical Co.
5.35%, 03/15/2035	200,000	198,709
5.95%, 03/15/2055	100,000	91,473
DuPont de Nemours, Inc.
5.32%, 11/15/2038	200,000	197,145
Eastman Chemical Co.
4.65%, 10/15/2044	50,000	41,934
Ecolab, Inc.
2.70%, 12/15/2051	50,000	30,187
LYB International Finance III LLC
5.50%, 03/01/2034	200,000	200,587
LyondellBasell Industries NV
4.63%, 02/26/2055	100,000	75,769
Nutrien, Ltd.
5.40%, 06/21/2034	100,000	101,928
5.80%, 03/27/2053	100,000	97,879
PPG Industries, Inc.
3.75%, 03/15/2028	400,000	396,188
Sherwin-Williams Co.
4.50%, 06/01/2047	100,000	83,147
Westlake Corp.
3.38%, 08/15/2061	100,000	59,256
		1,931,984
Commercial Services — 0.3%
Global Payments, Inc.
5.40%, 08/15/2032	100,000	99,482
5.55%, 11/15/2035	50,000	48,223
5.95%, 08/15/2052	50,000	46,381
Johns Hopkins University
4.71%, 07/01/2032	50,000	50,345
Leland Stanford Junior University
2.41%, 06/01/2050	100,000	58,944
Moody's Corp.
5.00%, 08/05/2034	200,000	200,226
PayPal Holdings, Inc.
5.05%, 06/01/2052	100,000	85,538
5.15%, 06/01/2034	100,000	99,303
President & Fellows of Harvard College
3.75%, 11/15/2052	200,000	150,159
S&P Global, Inc.
4.75%, 08/01/2028	200,000	201,886
Trustees of Princeton University
2.52%, 07/01/2050	200,000	121,933
University of Southern California
5.25%, 10/01/2111	200,000	180,697
Verisk Analytics, Inc.
4.13%, 03/15/2029	400,000	396,464
		1,739,581
Computers — 0.7%
Accenture Capital, Inc.
4.25%, 10/04/2031	30,000	29,574
Apple, Inc.
1.40%, 08/05/2028	100,000	94,603
1.65%, 05/11/2030	400,000	362,988
1.65%, 02/08/2031	400,000	357,281
2.65%, 02/08/2051	300,000	182,411
3.85%, 05/04/2043	300,000	248,349
4.65%, 02/23/2046	300,000	269,698

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	$400,000	$408,694
5.75%, 02/01/2033	200,000	208,514
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031	200,000	198,862
5.00%, 10/15/2034	200,000	195,424
HP, Inc.
5.50%, 01/15/2033	200,000	203,682
International Business Machines Corp.
3.50%, 05/15/2029	400,000	388,808
4.25%, 05/15/2049	200,000	153,588
5.20%, 02/10/2035	400,000	401,365
		3,703,841
Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc.
2.38%, 12/01/2029	200,000	186,166
5.15%, 05/15/2053	100,000	87,997
Haleon US Capital LLC
3.38%, 03/24/2029	250,000	243,068
Kenvue, Inc.
5.05%, 03/22/2028	200,000	202,739
5.05%, 03/22/2053	100,000	90,253
Procter & Gamble Co.
1.20%, 10/29/2030	200,000	175,492
1.95%, 04/23/2031	200,000	179,487
Unilever Capital Corp.
2.63%, 08/12/2051	100,000	60,895
4.88%, 09/08/2028	200,000	203,283
		1,429,380
Distribution/Wholesale — 0.0%
WW Grainger, Inc.
4.60%, 06/15/2045	100,000	88,414
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	150,000	144,537
3.30%, 01/30/2032	150,000	137,106
3.40%, 10/29/2033	150,000	133,311
5.38%, 12/15/2031	150,000	153,086
Ally Financial, Inc.
8.00%, 11/01/2031	200,000	223,394
American Express Co.
4.35%, 07/20/2029	50,000	49,905
4.80%, 10/24/2036	100,000	96,868
5.28%, 07/27/2029	400,000	407,368
5.28%, 07/26/2035	200,000	202,551
6.49%, 10/30/2031	200,000	214,843
Ameriprise Financial, Inc.
5.70%, 12/15/2028	200,000	206,698
Ares Management Corp.
6.38%, 11/10/2028	200,000	207,816
BGC Group, Inc.
6.60%, 06/10/2029	100,000	103,101
Blue Owl Finance LLC
6.25%, 04/18/2034	50,000	49,217
Brookfield Asset Management, Ltd.
5.80%, 04/24/2035	30,000	30,595
Capital One Financial Corp.
6.18%, 01/30/2036	100,000	101,843
6.38%, 06/08/2034	200,000	211,419
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
7.62%, 10/30/2031	$200,000	$220,804
Charles Schwab Corp.
5.85%, 05/19/2034	100,000	104,954
6.14%, 08/24/2034	100,000	106,740
CME Group, Inc.
2.65%, 03/15/2032	200,000	181,683
Franklin Resources, Inc.
1.60%, 10/30/2030	200,000	176,540
Intercontinental Exchange, Inc.
3.00%, 09/15/2060	100,000	58,267
4.60%, 03/15/2033	200,000	197,752
4.95%, 06/15/2052	100,000	89,310
Jefferies Financial Group, Inc.
4.15%, 01/23/2030	100,000	97,081
6.20%, 04/14/2034	100,000	102,346
Lazard Group LLC
4.50%, 09/19/2028	200,000	199,274
LPL Holdings, Inc.
5.20%, 03/15/2030	100,000	100,917
Mastercard, Inc.
2.95%, 06/01/2029	400,000	385,932
3.85%, 03/26/2050	200,000	153,572
Nasdaq, Inc.
5.95%, 08/15/2053	100,000	100,532
Nomura Holdings, Inc.
5.78%, 07/03/2034	200,000	206,262
ORIX Corp.
4.00%, 04/13/2032	20,000	19,127
Raymond James Financial, Inc.
4.95%, 07/15/2046	50,000	44,542
Sumisho Air Lease Corp.
2.88%, 01/15/2032	100,000	89,021
4.50%, 03/24/2029*	30,000	29,817
4.85%, 03/24/2031*	35,000	34,693
5.10%, 03/01/2029	200,000	201,892
Synchrony Financial
3.95%, 12/01/2027	400,000	395,571
6.00%, 07/29/2036	20,000	19,899
TPG Operating Group II LP
5.38%, 01/15/2036	20,000	19,534
Visa, Inc.
4.30%, 12/14/2045	200,000	170,522
		6,180,242
Electric — 3.0%
AEP Texas, Inc.
3.45%, 05/15/2051	200,000	132,164
5.85%, 10/15/2055	20,000	19,229
AEP Transmission Co. LLC
5.40%, 03/15/2053	200,000	188,236
AES Corp.
5.80%, 03/15/2032	200,000	203,417
Alabama Power Co.
3.75%, 03/01/2045	200,000	153,549
Arizona Public Service Co.
5.55%, 08/01/2033	200,000	205,588
Baltimore Gas & Electric Co.
4.55%, 06/01/2052	200,000	165,721
5.40%, 06/01/2053	100,000	93,985
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	200,000	147,216
6.13%, 04/01/2036	200,000	214,353

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	$200,000	$136,484
CenterPoint Energy, Inc.
6.85%, 02/15/2055	50,000	52,803
Commonwealth Edison Co.
3.65%, 06/15/2046	200,000	149,275
3.80%, 10/01/2042	200,000	160,868
Connecticut Light & Power Co.
4.00%, 04/01/2048	200,000	156,371
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	200,000	159,246
5.70%, 05/15/2054	200,000	195,754
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	210,994
Consumers Energy Co.
4.05%, 05/15/2048	200,000	156,715
4.63%, 05/15/2033	200,000	197,745
Dominion Energy South Carolina, Inc.
6.05%, 01/15/2038	200,000	211,743
Dominion Energy, Inc.
4.25%, 06/01/2028	200,000	199,420
4.70%, 12/01/2044	200,000	170,895
6.20%, 02/15/2056	30,000	30,055
6.63%, 05/15/2055	100,000	102,275
7.00%, 06/01/2054	50,000	53,314
DTE Electric Co.
3.70%, 03/15/2045	200,000	152,500
4.85%, 03/01/2036	20,000	19,555
DTE Energy Co.
4.88%, 06/01/2028	200,000	201,586
4.95%, 07/01/2027	200,000	201,234
Duke Energy Carolinas LLC
4.95%, 01/15/2033	400,000	405,096
5.35%, 01/15/2053	200,000	186,836
Duke Energy Corp.
5.00%, 08/15/2052	200,000	171,082
Duke Energy Florida LLC
3.40%, 10/01/2046	200,000	142,681
Duke Energy Indiana LLC
5.40%, 04/01/2053	200,000	185,979
Entergy Louisiana LLC
4.20%, 09/01/2048	20,000	15,860
5.15%, 09/15/2034	200,000	201,791
5.65%, 04/15/2056	50,000	48,005
5.80%, 03/15/2055	200,000	196,527
Evergy Kansas Central, Inc.
5.25%, 03/15/2035	20,000	20,159
5.90%, 11/15/2033	200,000	211,290
Exelon Corp.
5.15%, 03/15/2028	200,000	202,283
6.50%, 03/15/2055	50,000	51,707
FirstEnergy Transmission LLC
4.55%, 01/15/2030	200,000	199,815
Florida Power & Light Co.
2.45%, 02/03/2032	400,000	358,873
5.70%, 03/15/2055	200,000	197,820
Georgia Power Co.
4.95%, 05/17/2033	200,000	201,413
5.13%, 05/15/2052	25,000	22,828
5.25%, 03/15/2034	200,000	203,791
Indiana Michigan Power Co.
5.63%, 04/01/2053	100,000	96,706
Security Description	Shares or Principal Amount	Value

Electric (continued)
Interstate Power & Light Co.
3.60%, 04/01/2029	$200,000	$195,677
5.45%, 09/30/2054	25,000	23,207
5.60%, 06/29/2035	50,000	51,339
Jersey Central Power & Light Co.
5.10%, 01/15/2035	25,000	24,914
Kentucky Utilities Co.
5.13%, 11/01/2040	200,000	192,269
Louisville Gas & Electric Co.
5.85%, 08/15/2055	50,000	49,657
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/2030	200,000	185,240
5.05%, 09/15/2028	200,000	203,099
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	200,000	190,076
4.90%, 02/28/2028	200,000	201,649
5.05%, 02/28/2033	200,000	202,056
5.25%, 02/28/2053	200,000	180,531
Northern States Power Co.
2.90%, 03/01/2050	400,000	258,036
NSTAR Electric Co.
5.40%, 06/01/2034	200,000	204,630
Oglethorpe Power Corp.
6.20%, 12/01/2053	50,000	50,706
Oklahoma Gas & Electric Co.
5.40%, 01/15/2033	200,000	206,308
Oncor Electric Delivery Co. LLC
3.70%, 11/15/2028	300,000	295,682
5.55%, 06/15/2054	200,000	189,784
Pacific Gas & Electric Co.
4.55%, 07/01/2030	600,000	593,243
4.95%, 07/01/2050	200,000	166,109
6.70%, 04/01/2053	200,000	208,132
PacifiCorp
2.70%, 09/15/2030	400,000	367,672
5.80%, 01/15/2055	200,000	188,266
Public Service Co. of Colorado
3.60%, 09/15/2042	100,000	76,891
5.25%, 04/01/2053	100,000	90,469
5.75%, 05/15/2054	30,000	29,216
5.85%, 05/15/2055	20,000	19,778
Public Service Electric & Gas Co.
3.20%, 05/15/2029	200,000	193,881
5.45%, 08/01/2053	200,000	190,970
Puget Sound Energy, Inc.
5.76%, 10/01/2039	200,000	203,301
San Diego Gas & Electric Co.
5.40%, 04/15/2035	200,000	203,367
Sempra
6.88%, 10/01/2054	50,000	50,885
Southern California Edison Co.
3.65%, 02/01/2050	100,000	68,398
4.00%, 04/01/2047	200,000	147,660
4.13%, 03/01/2048	100,000	74,661
4.20%, 03/01/2029	200,000	197,057
5.15%, 06/01/2029	200,000	202,366
5.20%, 06/01/2034	200,000	198,024
Southern Co.
3.70%, 04/30/2030	200,000	193,788
5.70%, 03/15/2034	30,000	31,075
6.38%, 03/15/2055	50,000	51,502
Southwestern Electric Power Co.
5.90%, 04/01/2056	30,000	29,139

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Tampa Electric Co.
5.15%, 03/01/2035	$200,000	$200,878
Tucson Electric Power Co.
5.20%, 09/15/2034	200,000	201,663
Union Electric Co.
5.13%, 03/15/2055	100,000	90,446
5.45%, 03/15/2053	100,000	94,760
Virginia Electric & Power Co.
2.30%, 11/15/2031	200,000	177,709
3.75%, 05/15/2027	200,000	199,237
4.95%, 03/15/2036	50,000	48,744
5.70%, 03/15/2056	25,000	24,102
Wisconsin Electric Power Co.
5.63%, 05/15/2033	200,000	210,791
Wisconsin Power & Light Co.
3.95%, 09/01/2032	30,000	28,632
Xcel Energy, Inc.
5.60%, 04/15/2035	25,000	25,461
		15,745,965
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.80%, 12/21/2051	100,000	61,775
Electronics — 0.1%
Amphenol Corp.
4.63%, 02/15/2036	40,000	38,665
5.38%, 11/15/2054	100,000	96,069
Flex, Ltd.
5.38%, 11/13/2035	20,000	19,881
Honeywell International, Inc.
4.50%, 01/15/2034	200,000	196,415
Tyco Electronics Group SA
4.88%, 02/09/2036	25,000	24,649
		375,679
Environmental Control — 0.2%
Republic Services, Inc.
2.30%, 03/01/2030	200,000	184,831
5.00%, 04/01/2034	100,000	100,925
Waste Connections, Inc.
2.60%, 02/01/2030	100,000	94,101
2.95%, 01/15/2052	50,000	31,675
Waste Management, Inc.
4.95%, 07/03/2027	400,000	403,677
4.95%, 03/15/2035	100,000	100,148
5.35%, 10/15/2054	100,000	95,295
		1,010,652
Food — 0.5%
Conagra Brands, Inc.
1.38%, 11/01/2027	200,000	190,614
5.40%, 11/01/2048	50,000	42,691
Flowers Foods, Inc.
6.20%, 03/15/2055	50,000	42,241
General Mills, Inc.
4.70%, 04/17/2048	100,000	83,120
5.50%, 10/17/2028	200,000	204,593
Hershey Co.
2.45%, 11/15/2029	100,000	94,082
2.65%, 06/01/2050	100,000	60,424
J.M. Smucker Co.
2.38%, 03/15/2030	100,000	92,420
Security Description	Shares or Principal Amount	Value

Food (continued)
6.50%, 11/15/2053	$50,000	$52,420
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.50%, 12/01/2052	100,000	100,291
6.75%, 03/15/2034	92,000	99,984
Kraft Heinz Foods Co.
3.88%, 05/15/2027	200,000	199,054
4.38%, 06/01/2046	100,000	78,366
5.00%, 07/15/2035	200,000	194,799
5.20%, 07/15/2045	100,000	87,547
Kroger Co.
1.70%, 01/15/2031	200,000	175,828
5.50%, 09/15/2054	100,000	92,810
5.65%, 09/15/2064	100,000	92,925
Mondelez International, Inc.
2.75%, 04/13/2030	200,000	187,020
Pilgrim's Pride Corp.
6.25%, 07/01/2033	100,000	104,856
Sysco Corp.
3.15%, 12/14/2051	100,000	62,244
6.60%, 04/01/2050	50,000	52,128
The Campbell's Company
4.80%, 03/15/2048	100,000	79,400
Tyson Foods, Inc.
4.88%, 08/15/2034	200,000	196,725
		2,666,582
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/2048	50,000	39,090
6.00%, 11/15/2041	100,000	100,791
Suzano Austria GmbH
3.13%, 01/15/2032	100,000	88,977
		228,858
Gas — 0.4%
Atmos Energy Corp.
3.00%, 06/15/2027	200,000	197,406
4.30%, 10/01/2048	200,000	162,900
NiSource, Inc.
3.49%, 05/15/2027	600,000	595,104
6.38%, 03/31/2055	100,000	102,835
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	600,000	582,559
Southern California Gas Co.
5.20%, 06/01/2033	200,000	203,892
6.35%, 11/15/2052	200,000	210,701
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	200,000	204,541
		2,259,938
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
4.25%, 11/15/2028	100,000	99,785
4.85%, 11/15/2048	50,000	41,993
		141,778
Healthcare-Products — 0.4%
Abbott Laboratories
4.00%, 03/15/2031	50,000	49,069
4.30%, 03/15/2033	100,000	97,682
4.65%, 03/15/2036	100,000	97,110
4.75%, 03/15/2038	50,000	48,300
4.75%, 04/15/2043	15,000	13,738

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
4.90%, 11/30/2046	$100,000	$91,152
5.50%, 03/15/2056	100,000	96,685
6.00%, 04/01/2039	100,000	107,294
Baxter International, Inc.
3.13%, 12/01/2051	100,000	57,761
Boston Scientific Corp.
4.70%, 03/01/2049	100,000	87,590
Danaher Corp.
2.80%, 12/10/2051	100,000	61,421
GE HealthCare Technologies, Inc.
6.38%, 11/22/2052	100,000	104,988
Medtronic, Inc.
4.63%, 03/15/2045	100,000	88,923
Solventum Corp.
5.40%, 03/01/2029	139,000	142,129
5.90%, 04/30/2054	100,000	96,998
Stryker Corp.
2.90%, 06/15/2050	100,000	63,366
4.70%, 02/10/2028	200,000	201,244
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	400,000	352,814
4.90%, 02/12/2036	50,000	49,497
5.55%, 02/12/2046	50,000	48,995
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	200,000	178,788
		2,135,544
Healthcare-Services — 1.2%
Aetna, Inc.
6.75%, 12/15/2037	100,000	108,790
Ascension Health
2.53%, 11/15/2029	100,000	93,861
3.95%, 11/15/2046	150,000	118,997
Cigna Group
4.38%, 10/15/2028	400,000	400,033
4.80%, 07/15/2046	200,000	173,622
4.90%, 12/15/2048	100,000	86,679
5.40%, 03/15/2033	200,000	205,746
CommonSpirit Health
4.35%, 11/01/2042	100,000	85,633
5.55%, 12/01/2054	100,000	93,388
Elevance Health, Inc.
2.25%, 05/15/2030	200,000	182,910
5.13%, 02/15/2053	100,000	88,076
5.20%, 02/15/2035	200,000	200,194
5.50%, 10/15/2032	200,000	206,483
5.70%, 02/15/2055	100,000	95,503
HCA, Inc.
4.63%, 03/15/2052	100,000	79,538
5.25%, 06/15/2049	100,000	88,406
5.63%, 09/01/2028	200,000	203,818
5.75%, 03/01/2035	200,000	205,902
5.95%, 09/15/2054	100,000	96,008
6.00%, 04/01/2054	100,000	96,419
Humana, Inc.
4.88%, 04/01/2030	200,000	200,015
5.75%, 04/15/2054	100,000	90,380
Kaiser Foundation Hospitals
3.15%, 05/01/2027	200,000	197,952
4.15%, 05/01/2047	200,000	161,615
Laboratory Corp. of America Holdings
4.35%, 04/01/2030	200,000	198,308
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
New York & Presbyterian Hospital
3.95%, 08/01/2119	$200,000	$134,081
Northwell Healthcare, Inc.
4.26%, 11/01/2047	100,000	80,480
NYU Langone Hospitals
5.75%, 07/01/2043	200,000	201,221
Quest Diagnostics, Inc.
4.63%, 12/15/2029	200,000	201,330
4.70%, 03/30/2045	100,000	88,408
Sutter Health
2.29%, 08/15/2030	200,000	182,493
UnitedHealth Group, Inc.
3.85%, 06/15/2028	200,000	198,542
3.88%, 12/15/2028	200,000	198,056
4.20%, 01/15/2047	200,000	160,101
4.50%, 04/15/2033	200,000	196,108
5.15%, 07/15/2034	200,000	202,388
5.20%, 04/15/2063	100,000	87,866
5.35%, 02/15/2033	200,000	205,826
5.63%, 07/15/2054	200,000	191,453
5.75%, 07/15/2064	100,000	95,776
5.80%, 03/15/2036	200,000	209,892
5.88%, 02/15/2053	150,000	148,699
		6,540,996
Household Products/Wares — 0.1%
Church & Dwight Co., Inc.
5.00%, 06/15/2052	100,000	89,975
Kimberly-Clark Corp.
2.88%, 02/07/2050	100,000	64,225
3.20%, 04/25/2029	200,000	194,253
		348,453
Insurance — 0.9%
Aegon, Ltd.
5.50%, 04/11/2048	200,000	200,195
Allstate Corp.
4.20%, 12/15/2046	100,000	79,874
5.05%, 06/24/2029	200,000	203,761
American Financial Group, Inc.
5.00%, 09/23/2035	20,000	19,274
American International Group, Inc.
4.38%, 06/30/2050	25,000	20,254
4.75%, 04/01/2048	25,000	21,639
5.13%, 03/27/2033	20,000	20,227
5.45%, 05/07/2035	50,000	50,991
American National Group Inc
5.75%, 10/01/2029	20,000	20,267
Aon Corp.
4.50%, 12/15/2028	200,000	200,645
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/2052	100,000	72,829
Aon North America, Inc.
5.75%, 03/01/2054	100,000	96,201
Arthur J Gallagher & Co.
5.50%, 03/02/2033	200,000	205,026
5.55%, 02/15/2055	100,000	92,982
Berkshire Hathaway Finance Corp.
2.50%, 01/15/2051	100,000	58,673
3.85%, 03/15/2052	100,000	75,445
4.20%, 08/15/2048	100,000	81,733
Brighthouse Financial, Inc.
5.63%, 05/15/2030	100,000	100,844

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Brown & Brown, Inc.
2.38%, 03/15/2031	$200,000	$176,815
5.55%, 06/23/2035	50,000	49,837
Chubb INA Holdings LLC
4.35%, 11/03/2045	100,000	84,981
5.00%, 03/15/2034	200,000	201,326
CNA Financial Corp.
5.20%, 08/15/2035	20,000	19,663
Equitable Holdings, Inc.
5.00%, 04/20/2048	100,000	86,716
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050	50,000	33,480
Fairfax Financial Holdings, Ltd.
6.35%, 03/22/2054	50,000	50,888
6.50%, 05/20/2055	100,000	104,378
Fidelity National Financial, Inc.
2.45%, 03/15/2031	25,000	22,171
Hartford Insurance Group, Inc.
2.80%, 08/19/2029	200,000	189,487
Jackson Financial, Inc.
3.13%, 11/23/2031	20,000	17,908
Lincoln National Corp.
3.40%, 01/15/2031	200,000	186,999
Manulife Financial Corp.
3.70%, 03/16/2032	100,000	95,153
Markel Group, Inc.
6.00%, 05/16/2054	100,000	97,754
Marsh & McLennan Cos, Inc.
5.70%, 09/15/2053	25,000	24,404
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	200,000	181,232
5.00%, 03/15/2035	200,000	198,767
5.40%, 03/15/2055	100,000	93,231
MetLife, Inc.
4.55%, 03/23/2030	200,000	201,474
5.25%, 01/15/2054	200,000	185,474
5.88%, 02/06/2041	100,000	103,286
Principal Financial Group, Inc.
5.50%, 03/15/2053	100,000	94,215
Progressive Corp.
4.20%, 03/15/2048	100,000	80,169
Prudential Financial, Inc.
3.70%, 03/13/2051	100,000	71,556
3.91%, 12/07/2047	100,000	75,475
4.35%, 02/25/2050	100,000	80,300
6.50%, 03/15/2054	50,000	51,485
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	200,000	195,880
6.38%, 09/15/2056	25,000	24,494
Travelers Cos., Inc.
5.05%, 07/24/2035	25,000	25,041
5.45%, 05/25/2053	100,000	95,971
Unum Group
4.13%, 06/15/2051	100,000	73,436
Willis North America, Inc.
5.05%, 09/15/2048	100,000	87,262
		4,981,568
Internet — 1.1%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	200,000	165,288
4.50%, 11/28/2034	200,000	195,369
Security Description	Shares or Principal Amount	Value

Internet (continued)
Alphabet, Inc.
1.10%, 08/15/2030	$50,000	$43,959
1.90%, 08/15/2040	100,000	66,330
2.25%, 08/15/2060	200,000	100,097
4.10%, 11/15/2030	400,000	396,595
4.10%, 02/15/2031	70,000	69,179
4.38%, 11/15/2032	50,000	49,495
4.40%, 02/15/2033	100,000	98,459
4.50%, 05/15/2035	30,000	29,352
4.70%, 11/15/2035	100,000	98,168
4.80%, 02/15/2036	100,000	98,984
5.35%, 11/15/2045	50,000	48,509
5.45%, 11/15/2055	75,000	71,739
5.65%, 02/15/2056	75,000	73,562
5.70%, 11/15/2075	65,000	62,208
5.75%, 02/15/2066	50,000	48,647
Amazon.com, Inc.
3.10%, 05/12/2051	100,000	64,791
3.15%, 08/22/2027	400,000	395,512
3.60%, 04/13/2032	200,000	190,481
3.85%, 03/13/2028	400,000	398,191
3.95%, 04/13/2052	200,000	151,760
4.05%, 08/22/2047	200,000	158,743
4.25%, 08/22/2057	200,000	155,913
4.88%, 03/13/2036	150,000	147,800
5.45%, 11/20/2055	75,000	70,830
5.80%, 03/13/2056	50,000	49,212
5.95%, 03/13/2066	100,000	98,634
6.05%, 03/13/2076	75,000	73,874
AppLovin Corp.
5.13%, 12/01/2029	200,000	201,597
eBay, Inc.
2.70%, 03/11/2030	200,000	186,656
Expedia Group, Inc.
3.25%, 02/15/2030	200,000	189,771
Meta Platforms, Inc.
3.50%, 08/15/2027	100,000	99,309
4.45%, 08/15/2052	100,000	77,674
4.60%, 11/15/2032	100,000	98,798
4.75%, 08/15/2034	100,000	98,394
4.80%, 05/15/2030	400,000	405,826
4.88%, 11/15/2035	150,000	146,191
5.40%, 08/15/2054	200,000	177,757
5.50%, 11/15/2045	100,000	92,912
5.55%, 08/15/2064	100,000	88,273
5.63%, 11/15/2055	100,000	91,821
5.75%, 11/15/2065	100,000	90,991
Netflix, Inc.
5.40%, 08/15/2054	40,000	38,343
Uber Technologies, Inc.
5.35%, 09/15/2054	50,000	46,176
		5,802,170
Investment Companies — 0.2%
Ares Capital Corp.
2.88%, 06/15/2028	100,000	95,444
5.80%, 03/08/2032	30,000	29,800
5.88%, 03/01/2029	100,000	100,956
Ares Strategic Income Fund
5.55%, 04/15/2031*	30,000	29,100
5.60%, 02/15/2030	50,000	49,083
6.20%, 03/21/2032	30,000	29,762
6.35%, 08/15/2029	20,000	20,250

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Investment Companies (continued)
Blackstone Private Credit Fund
6.00%, 11/22/2034	$100,000	$94,944
Blackstone Secured Lending Fund
5.13%, 01/31/2031	30,000	28,881
5.30%, 06/30/2030	20,000	19,483
Blue Owl Capital Corp.
5.95%, 03/15/2029	30,000	29,817
Blue Owl Credit Income Corp.
6.65%, 03/15/2031	50,000	49,791
7.75%, 01/15/2029	50,000	51,526
Goldman Sachs Private Credit Corp.
5.88%, 01/31/2031*	30,000	29,499
6.25%, 05/06/2030*	20,000	19,973
Golub Capital BDC, Inc.
6.00%, 07/15/2029	20,000	20,055
Golub Capital Private Credit Fund
5.80%, 09/12/2029	50,000	49,552
HA Sustainable Infrastructure Capital, Inc.
6.00%, 03/15/2036	20,000	19,748
Sixth Street Lending Partners
6.13%, 07/15/2030	50,000	50,231
		817,895
Iron/Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/2054	50,000	51,121
6.55%, 11/29/2027	200,000	205,796
Nucor Corp.
6.40%, 12/01/2037	50,000	55,398
Vale Overseas, Ltd.
3.75%, 07/08/2030	200,000	191,618
6.40%, 06/28/2054	100,000	102,648
		606,581
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.
5.38%, 01/15/2036	50,000	49,126
Lodging — 0.1%
Las Vegas Sands Corp.
6.00%, 08/15/2029	200,000	205,785
Marriott International, Inc.
2.85%, 04/15/2031	400,000	366,671
Sands China, Ltd.
5.40%, 08/08/2028	200,000	202,292
		774,748
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
4.60%, 11/15/2027	400,000	402,937
4.70%, 11/15/2029	200,000	202,725
Caterpillar, Inc.
3.25%, 04/09/2050	100,000	69,742
4.75%, 05/15/2064	50,000	43,412
GE Vernova, Inc.
4.88%, 02/04/2036	25,000	24,729
Vertiv Holdings Co.
4.85%, 03/15/2036	20,000	19,469
5.80%, 03/15/2056	20,000	19,396
5.95%, 03/15/2066	10,000	9,652
		792,062
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.2%
Deere & Co.
2.88%, 09/07/2049	$100,000	$65,448
5.45%, 01/16/2035	50,000	52,031
5.70%, 01/19/2055	100,000	101,871
Ingersoll Rand, Inc.
5.18%, 06/15/2029	100,000	102,249
5.70%, 06/15/2054	50,000	48,935
John Deere Capital Corp.
4.75%, 01/20/2028	200,000	202,309
4.95%, 07/14/2028	200,000	203,389
Otis Worldwide Corp.
3.36%, 02/15/2050	100,000	68,571
Regal Rexnord Corp.
6.05%, 04/15/2028	100,000	102,508
		947,311
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	100,000	57,784
4.80%, 03/01/2050	100,000	73,516
5.85%, 12/01/2035	50,000	48,785
6.38%, 10/23/2035	200,000	202,076
6.48%, 10/23/2045	200,000	184,267
6.55%, 06/01/2034	200,000	206,834
6.70%, 12/01/2055	25,000	23,556
6.83%, 10/23/2055	100,000	93,594
Comcast Corp.
2.65%, 02/01/2030	200,000	187,132
2.89%, 11/01/2051	150,000	86,143
2.94%, 11/01/2056	200,000	110,103
2.99%, 11/01/2063	100,000	52,622
3.45%, 02/01/2050	200,000	131,192
3.90%, 03/01/2038	200,000	171,879
5.17%, 01/15/2037*	397,000	387,013
5.35%, 05/15/2053	100,000	87,762
Fox Corp.
6.50%, 10/13/2033	200,000	214,778
NBCUniversal Media LLC
4.45%, 01/15/2043	200,000	165,515
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	100,000	113,248
Time Warner Cable LLC
6.75%, 06/15/2039	100,000	99,183
TWDC Enterprises 18 Corp.
2.95%, 06/15/2027	400,000	395,143
Walt Disney Co.
2.75%, 09/01/2049	100,000	61,944
3.60%, 01/13/2051	100,000	72,421
3.80%, 05/13/2060	100,000	71,399
4.70%, 03/23/2050	100,000	87,390
4.95%, 10/15/2045	100,000	91,243
		3,476,522
Mining — 0.2%
Barrick North America Finance LLC
5.75%, 05/01/2043	50,000	49,825
BHP Billiton Finance USA, Ltd.
5.25%, 09/08/2030	200,000	206,110
5.50%, 09/08/2053	100,000	97,283
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	100,000	95,464

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining (continued)
Newmont Corp.
4.88%, 03/15/2042	$50,000	$46,329
Rio Tinto Finance USA PLC
5.13%, 03/09/2053	100,000	91,797
5.25%, 03/14/2035	200,000	203,555
Rio Tinto Finance USA, Ltd.
7.13%, 07/15/2028	200,000	211,933
Southern Copper Corp.
5.25%, 11/08/2042	100,000	95,112
		1,097,408
Miscellaneous Manufacturing — 0.2%
3M Co.
2.88%, 10/15/2027	200,000	196,228
4.00%, 09/14/2048	100,000	77,401
Eaton Corp.
4.15%, 03/15/2033	50,000	48,479
4.20%, 03/06/2031	200,000	197,220
4.35%, 05/18/2028	100,000	100,175
4.70%, 08/23/2052	50,000	43,746
Parker-Hannifin Corp.
4.00%, 06/14/2049	100,000	78,338
4.25%, 09/15/2027	200,000	200,029
Textron, Inc.
3.38%, 03/01/2028	200,000	196,341
		1,137,957
Multi-National — 1.7%
African Development Bank
3.63%, 03/03/2031	100,000	98,031
4.13%, 01/22/2036	100,000	97,593
Asian Development Bank
3.63%, 08/28/2029	200,000	197,944
3.75%, 04/25/2028	600,000	598,200
4.13%, 01/12/2034	400,000	395,693
4.25%, 01/14/2036	200,000	197,837
Asian Infrastructure Investment Bank
4.50%, 01/16/2030	400,000	407,074
European Bank for Reconstruction & Development
4.13%, 01/25/2029	600,000	602,675
European Investment Bank
3.75%, 03/13/2031	150,000	147,985
3.88%, 10/15/2030	150,000	149,143
4.00%, 02/15/2029	600,000	601,137
4.13%, 02/13/2034	600,000	594,053
4.25%, 02/08/2036	150,000	148,280
4.50%, 10/16/2028	400,000	405,368
Inter-American Development Bank
3.63%, 09/17/2031	400,000	391,026
4.38%, 07/16/2035	200,000	199,804
4.50%, 02/15/2030	600,000	610,701
International Bank for Reconstruction & Development
0.88%, 05/14/2030	500,000	442,284
3.13%, 06/15/2027	100,000	99,110
4.00%, 01/10/2031	1,000,000	998,419
4.00%, 05/06/2032	500,000	496,162
4.13%, 03/20/2030	500,000	502,391
4.63%, 01/15/2032	500,000	512,715
		8,893,625
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	200,000	191,056
Security Description	Shares or Principal Amount	Value

Oil & Gas — 1.1%
APA Corp.
4.25%, 01/15/2030	$150,000	$148,140
BP Capital Markets America, Inc.
3.00%, 02/24/2050	100,000	64,466
3.00%, 03/17/2052	100,000	63,128
3.38%, 02/08/2061	100,000	64,438
4.23%, 11/06/2028	200,000	199,858
4.81%, 02/13/2033	100,000	100,287
4.89%, 09/11/2033	100,000	100,478
5.23%, 11/17/2034	100,000	101,947
Canadian Natural Resources, Ltd.
4.95%, 06/01/2047	100,000	87,521
5.40%, 12/15/2034	100,000	101,548
Cenovus Energy, Inc.
5.40%, 06/15/2047	100,000	91,786
Chevron Corp.
2.24%, 05/11/2030	200,000	184,851
3.08%, 05/11/2050	100,000	66,940
ConocoPhillips Co.
4.03%, 03/15/2062	100,000	72,044
5.50%, 01/15/2055	100,000	95,060
5.55%, 03/15/2054	100,000	96,012
6.95%, 04/15/2029	200,000	214,771
Coterra Energy, Inc.
3.90%, 05/15/2027	100,000	99,525
Devon Energy Corp.
7.95%, 04/15/2032	200,000	230,059
Diamondback Energy, Inc.
5.40%, 04/18/2034	100,000	102,032
5.75%, 04/18/2054	100,000	95,950
EOG Resources, Inc.
4.38%, 04/15/2030	100,000	99,737
5.65%, 12/01/2054	25,000	24,284
EQT Corp.
5.70%, 04/01/2028	100,000	101,923
5.75%, 02/01/2034	200,000	207,052
Equinor ASA
3.13%, 04/06/2030	200,000	191,201
3.70%, 04/06/2050	200,000	149,830
Expand Energy Corp.
5.70%, 01/15/2035	100,000	101,991
Exxon Mobil Corp.
2.44%, 08/16/2029	200,000	190,028
2.61%, 10/15/2030	200,000	186,887
3.10%, 08/16/2049	100,000	67,764
3.45%, 04/15/2051	100,000	71,183
4.33%, 03/19/2050	100,000	83,358
Hess Corp.
5.60%, 02/15/2041	100,000	101,946
Marathon Petroleum Corp.
6.50%, 03/01/2041	100,000	107,138
Occidental Petroleum Corp.
5.55%, 10/01/2034	100,000	101,748
6.45%, 09/15/2036	100,000	107,464
6.63%, 09/01/2030	143,000	152,452
Ovintiv, Inc.
7.10%, 07/15/2053	50,000	54,463
Phillips 66
5.88%, 05/01/2042	100,000	100,474
Phillips 66 Co.
3.15%, 12/15/2029	200,000	190,778
4.68%, 02/15/2045	100,000	84,919

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Shell Finance US, Inc.
3.25%, 04/06/2050	$100,000	$68,240
6.38%, 12/15/2038*	200,000	220,000
Shell International Finance BV
4.38%, 05/11/2045	200,000	169,299
Suncor Energy, Inc.
4.00%, 11/15/2047	100,000	75,456
TotalEnergies Capital International SA
3.13%, 05/29/2050	100,000	66,489
TotalEnergies Capital SA
5.15%, 04/05/2034	200,000	204,321
5.49%, 04/05/2054	100,000	96,145
Valero Energy Corp.
7.50%, 04/15/2032	100,000	113,492
Woodside Finance, Ltd.
6.00%, 05/19/2035	50,000	52,002
		5,922,905
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
5.00%, 06/15/2036	50,000	49,207
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/2047	100,000	79,085
5.85%, 06/15/2056	50,000	49,354
Halliburton Co.
7.45%, 09/15/2039	100,000	117,673
		295,319
Packaging & Containers — 0.2%
Amcor Finance USA, Inc.
4.50%, 05/15/2028	400,000	400,461
Amcor Flexibles North America, Inc.
5.13%, 03/12/2036	20,000	19,494
Sonoco Products Co.
4.60%, 09/01/2029	200,000	199,648
WRKCo, Inc.
4.90%, 03/15/2029	200,000	201,656
		821,259
Pharmaceuticals — 1.7%
AbbVie, Inc.
3.20%, 11/21/2029	200,000	192,457
4.05%, 11/21/2039	200,000	175,173
4.25%, 11/21/2049	200,000	161,412
4.70%, 05/14/2045	150,000	132,727
4.80%, 03/15/2029	200,000	202,894
5.05%, 03/15/2034	200,000	202,768
5.40%, 03/15/2054	100,000	94,905
5.50%, 03/15/2064	100,000	94,823
Astrazeneca Finance LLC
5.00%, 02/26/2034	50,000	50,705
AstraZeneca PLC
1.38%, 08/06/2030	200,000	177,015
4.00%, 09/18/2042	50,000	42,129
4.38%, 08/17/2048	100,000	85,014
Becton Dickinson & Co.
2.82%, 05/20/2030	200,000	187,096
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	200,000	183,517
3.70%, 03/15/2052	50,000	36,112
3.90%, 03/15/2062	25,000	17,647
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
4.25%, 10/26/2049	$200,000	$160,384
5.20%, 02/22/2034	200,000	204,826
5.55%, 02/22/2054	100,000	96,001
Cardinal Health, Inc.
5.75%, 11/15/2054	100,000	97,593
Cencora, Inc.
4.30%, 12/15/2047	100,000	81,964
CVS Health Corp.
3.25%, 08/15/2029	300,000	287,658
4.30%, 03/25/2028	100,000	99,613
5.05%, 03/25/2048	200,000	172,552
5.13%, 07/20/2045	100,000	88,364
5.25%, 02/21/2033	200,000	202,991
5.70%, 06/01/2034	200,000	206,431
5.88%, 06/01/2053	100,000	95,023
6.05%, 06/01/2054	100,000	97,545
Eli Lilly & Co.
4.55%, 02/12/2028	300,000	302,081
4.70%, 02/09/2034	200,000	199,739
4.95%, 02/27/2063	100,000	87,342
5.00%, 02/09/2054	100,000	90,633
5.10%, 02/09/2064	100,000	89,528
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038	100,000	110,752
Johnson & Johnson
2.90%, 01/15/2028	400,000	392,735
3.50%, 01/15/2048	100,000	75,342
3.70%, 03/01/2046	100,000	79,343
4.90%, 06/01/2031	200,000	206,134
5.25%, 06/01/2054	100,000	98,834
Merck & Co., Inc.
1.70%, 06/10/2027	400,000	390,264
2.35%, 06/24/2040	200,000	141,763
2.75%, 12/10/2051	50,000	30,253
2.90%, 12/10/2061	100,000	56,952
4.95%, 09/15/2035	40,000	39,925
5.00%, 05/17/2053	100,000	89,572
5.15%, 05/17/2063	100,000	89,210
5.55%, 12/04/2055	35,000	33,727
5.70%, 12/04/2065	25,000	24,151
Novartis Capital Corp.
2.20%, 08/14/2030	200,000	183,121
4.10%, 11/05/2030	200,000	197,381
4.40%, 05/06/2044	100,000	87,458
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	200,000	200,894
4.65%, 05/19/2030	200,000	201,474
4.75%, 05/19/2033	200,000	199,142
5.30%, 05/19/2053	100,000	92,640
5.34%, 05/19/2063	100,000	90,416
Pfizer, Inc.
4.00%, 12/15/2036	200,000	184,143
4.00%, 03/15/2049	100,000	78,288
4.13%, 12/15/2046	100,000	81,136
4.20%, 09/15/2048	100,000	80,876
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	200,000	182,065
3.18%, 07/09/2050	200,000	130,701
Viatris, Inc.
2.70%, 06/22/2030	200,000	182,255
4.00%, 06/22/2050	100,000	66,368

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Zoetis, Inc.
3.95%, 09/12/2047	$100,000	$78,001
		8,871,978
Pipelines — 1.4%
Cheniere Energy Partners LP
4.50%, 10/01/2029	200,000	198,975
DCP Midstream Operating LP
5.13%, 05/15/2029	100,000	101,443
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	100,000	94,256
Enbridge, Inc.
3.13%, 11/15/2029	200,000	190,833
5.55%, 06/20/2035	100,000	102,186
5.95%, 04/05/2054	100,000	99,886
6.70%, 11/15/2053	100,000	108,562
Energy Transfer LP
5.00%, 05/15/2050	100,000	83,535
5.25%, 07/01/2029	200,000	204,214
5.40%, 10/01/2047	100,000	89,322
5.55%, 02/15/2028	200,000	203,564
5.95%, 05/15/2054	100,000	94,412
6.05%, 09/01/2054	100,000	95,408
6.20%, 04/01/2055	100,000	97,296
6.25%, 04/15/2049	100,000	98,546
Enterprise Products Operating LLC
4.85%, 01/31/2034	100,000	99,910
5.10%, 02/15/2045	200,000	185,700
5.55%, 02/16/2055	100,000	96,136
5.70%, 02/15/2042	200,000	202,236
Kinder Morgan Energy Partners LP
6.38%, 03/01/2041	100,000	105,542
6.95%, 01/15/2038	100,000	111,818
7.30%, 08/15/2033	100,000	113,243
Kinder Morgan, Inc.
3.60%, 02/15/2051	100,000	69,253
4.30%, 03/01/2028	200,000	200,056
5.55%, 06/01/2045	100,000	95,524
MPLX LP
4.00%, 03/15/2028	200,000	198,402
4.25%, 12/01/2027	200,000	199,491
4.95%, 09/01/2032	200,000	200,036
4.95%, 03/14/2052	100,000	83,347
5.40%, 09/15/2035	50,000	49,928
5.50%, 02/15/2049	100,000	90,721
6.20%, 09/15/2055	25,000	24,633
ONEOK, Inc.
4.25%, 09/24/2027	200,000	199,461
4.40%, 10/15/2029	200,000	198,825
5.70%, 11/01/2054	100,000	91,196
6.05%, 09/01/2033	200,000	210,376
6.63%, 09/01/2053	100,000	102,986
Plains All American Pipeline LP/PAA Finance Corp.
5.15%, 06/01/2042	100,000	90,093
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	47,198	49,145
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	200,000	201,278
Targa Resources Corp.
4.90%, 09/15/2030	400,000	402,996
5.55%, 08/15/2035	100,000	101,291
6.13%, 05/15/2055	100,000	98,252
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	$200,000	$212,185
7.00%, 06/01/2065	50,000	51,562
Valero Energy Partners LP
4.50%, 03/15/2028	200,000	199,857
Western Midstream Operating LP
4.05%, 02/01/2030	200,000	194,757
5.25%, 02/01/2050	100,000	84,725
Williams Cos., Inc.
2.60%, 03/15/2031	400,000	363,146
4.65%, 08/15/2032	200,000	197,916
4.85%, 03/01/2048	25,000	21,503
5.10%, 09/15/2045	100,000	90,576
5.15%, 03/15/2034	100,000	100,104
5.15%, 03/15/2036	50,000	49,279
5.95%, 03/15/2056	25,000	24,541
		7,324,464
Private Equity — 0.0%
Brookfield Finance, Inc.
5.97%, 03/04/2054	100,000	97,862
6.35%, 01/05/2034	100,000	106,401
		204,263
REITS — 1.2%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	200,000	161,127
3.55%, 03/15/2052	50,000	33,705
American Homes 4 Rent LP
5.50%, 02/01/2034	100,000	101,401
American Tower Corp.
3.10%, 06/15/2050	100,000	64,126
5.50%, 03/15/2028	200,000	203,587
5.55%, 07/15/2033	100,000	103,005
5.80%, 11/15/2028	200,000	206,033
AvalonBay Communities, Inc.
2.30%, 03/01/2030	200,000	184,733
Boston Properties LP
2.45%, 10/01/2033	100,000	81,652
3.25%, 01/30/2031	200,000	184,895
3.40%, 06/21/2029	200,000	192,241
Brixmor Operating Partnership LP
5.20%, 04/01/2032	100,000	100,962
Crown Castle, Inc.
2.90%, 04/01/2041	100,000	71,745
3.25%, 01/15/2051	100,000	64,503
3.80%, 02/15/2028	300,000	295,890
Equinix, Inc.
3.00%, 07/15/2050	100,000	62,673
3.90%, 04/15/2032	100,000	94,887
ERP Operating LP
4.65%, 09/15/2034	100,000	97,611
Essex Portfolio LP
5.50%, 04/01/2034	100,000	102,018
Extra Space Storage LP
5.40%, 02/01/2034	100,000	100,890
Federal Realty OP LP
3.50%, 06/01/2030	200,000	191,395
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	25,000	24,588
5.75%, 11/01/2037	25,000	24,474
6.25%, 09/15/2054	50,000	49,241

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Healthpeak OP LLC
3.00%, 01/15/2030	$200,000	$188,420
Highwoods Realty LP
2.60%, 02/01/2031	100,000	88,865
Host Hotels & Resorts LP
3.50%, 09/15/2030	200,000	188,867
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	200,000	171,887
Kilroy Realty LP
2.50%, 11/15/2032	100,000	82,419
Kimco Realty OP LLC
4.25%, 04/01/2045	100,000	82,168
Mid-America Apartments LP
1.70%, 02/15/2031	200,000	175,352
NNN REIT, Inc.
5.50%, 06/15/2034	100,000	101,652
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	100,000	92,830
Piedmont Operating Partnership LP
6.88%, 07/15/2029	100,000	104,892
Prologis LP
5.00%, 03/15/2034	100,000	100,056
5.25%, 06/15/2053	100,000	93,190
Public Storage Operating Co.
5.10%, 08/01/2033	100,000	101,833
Realty Income Corp.
3.95%, 02/01/2029	100,000	98,786
5.38%, 09/01/2054	100,000	95,286
Regency Centers LP
3.70%, 06/15/2030	200,000	193,965
Sabra Health Care LP
3.20%, 12/01/2031	100,000	90,406
Simon Property Group LP
3.38%, 06/15/2027	400,000	396,209
6.65%, 01/15/2054	100,000	110,666
Sun Communities Operating LP
2.70%, 07/15/2031	200,000	180,132
UDR, Inc.
3.00%, 08/15/2031	200,000	183,927
Ventas Realty LP
5.63%, 07/01/2034	100,000	102,895
VICI Properties LP
5.13%, 11/15/2031	100,000	99,712
5.63%, 05/15/2052	50,000	45,446
Welltower OP LLC
3.85%, 06/15/2032	100,000	95,232
Weyerhaeuser Co.
4.00%, 04/15/2030	400,000	389,864
WP Carey, Inc.
2.40%, 02/01/2031	200,000	179,195
		6,631,534
Retail — 1.0%
AutoZone, Inc.
4.75%, 08/01/2032	200,000	198,702
Costco Wholesale Corp.
1.60%, 04/20/2030	400,000	362,343
Dollar General Corp.
3.50%, 04/03/2030	150,000	143,382
Dollar Tree, Inc.
4.20%, 05/15/2028	400,000	397,730
Security Description	Shares or Principal Amount	Value

Retail (continued)
Home Depot, Inc.
2.80%, 09/14/2027	$400,000	$393,404
3.50%, 09/15/2056	200,000	136,140
4.50%, 09/15/2032	200,000	200,418
5.30%, 06/25/2054	200,000	186,758
5.88%, 12/16/2036	200,000	213,016
Lowe's Cos., Inc.
4.05%, 05/03/2047	200,000	154,440
5.00%, 04/15/2033	400,000	402,532
5.15%, 07/01/2033	400,000	404,798
McDonald's Corp.
3.50%, 07/01/2027	400,000	396,715
4.40%, 02/12/2031	50,000	49,865
4.88%, 12/09/2045	200,000	178,536
5.00%, 02/13/2036	50,000	49,829
6.30%, 03/01/2038	200,000	218,377
Starbucks Corp.
2.55%, 11/15/2030	200,000	183,662
3.50%, 11/15/2050	100,000	69,288
Target Corp.
6.50%, 10/15/2037	200,000	221,901
Walmart, Inc.
1.50%, 09/22/2028	200,000	188,849
1.80%, 09/22/2031	200,000	177,254
4.50%, 04/15/2053	100,000	86,658
5.63%, 04/15/2041	200,000	210,477
		5,225,074
Semiconductors — 0.9%
Analog Devices, Inc.
3.45%, 06/15/2027	100,000	99,237
5.30%, 04/01/2054	50,000	47,453
Applied Materials, Inc.
4.80%, 06/15/2029	200,000	203,371
Broadcom, Inc.
2.45%, 02/15/2031	100,000	91,090
3.14%, 11/15/2035*	80,000	68,186
3.19%, 11/15/2036*	75,000	62,933
3.47%, 04/15/2034	100,000	90,249
3.50%, 02/15/2041	200,000	159,759
3.75%, 02/15/2051	200,000	149,076
4.30%, 11/15/2032	100,000	97,640
4.75%, 04/15/2029	300,000	303,282
5.15%, 11/15/2031	100,000	102,367
5.70%, 01/15/2056	25,000	24,854
Intel Corp.
2.80%, 08/12/2041	200,000	140,006
4.00%, 12/15/2032	400,000	378,493
4.75%, 03/25/2050	200,000	164,334
5.20%, 02/10/2033	200,000	202,566
5.70%, 02/10/2053	100,000	93,539
KLA Corp.
4.70%, 02/01/2034	100,000	99,056
4.95%, 07/15/2052	100,000	89,808
Lam Research Corp.
3.13%, 06/15/2060	150,000	91,349
Marvell Technology, Inc.
5.75%, 02/15/2029	300,000	309,650
Micron Technology, Inc.
3.37%, 11/01/2041	100,000	77,235
NVIDIA Corp.
2.00%, 06/15/2031	400,000	358,457

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041	$100,000	$75,268
5.00%, 01/15/2033	100,000	100,131
QUALCOMM, Inc.
1.30%, 05/20/2028	400,000	377,674
4.80%, 05/20/2045	200,000	178,429
Texas Instruments, Inc.
5.05%, 05/18/2063	150,000	132,920
TSMC Arizona Corp.
3.25%, 10/25/2051	200,000	150,117
		4,518,529
Software — 1.0%
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	50,000	44,396
3.10%, 03/01/2041	25,000	18,062
4.55%, 03/10/2029	100,000	99,609
4.80%, 03/10/2031	50,000	49,733
Fiserv, Inc.
3.50%, 07/01/2029	400,000	384,575
4.75%, 03/15/2030	400,000	396,736
Intuit, Inc.
5.50%, 09/15/2053	100,000	90,341
Microsoft Corp.
2.53%, 06/01/2050	200,000	118,057
2.68%, 06/01/2060	200,000	110,099
2.92%, 03/17/2052	150,000	95,425
3.40%, 06/15/2027	50,000	49,765
3.70%, 08/08/2046	200,000	156,919
MSCI, Inc.
5.25%, 09/01/2035	30,000	29,526
Oracle Corp.
3.60%, 04/01/2040	200,000	144,218
3.60%, 04/01/2050	200,000	119,745
3.65%, 03/25/2041	50,000	35,472
3.80%, 11/15/2037	40,000	31,629
3.85%, 04/01/2060	150,000	86,915
3.95%, 03/25/2051	100,000	62,858
4.00%, 07/15/2046	200,000	133,495
4.70%, 09/27/2034	100,000	91,324
4.80%, 08/03/2028	400,000	399,447
4.95%, 02/04/2031	80,000	78,255
5.20%, 09/26/2035	100,000	93,178
5.35%, 05/04/2033	70,000	68,066
5.38%, 07/15/2040	200,000	174,236
5.50%, 08/03/2035	100,000	95,272
5.55%, 02/06/2053	50,000	39,773
5.70%, 02/04/2036	80,000	76,828
5.95%, 09/26/2055	200,000	167,526
6.25%, 11/09/2032	100,000	102,641
6.70%, 02/04/2056	100,000	92,160
6.90%, 11/09/2052	150,000	141,963
Paychex, Inc.
5.60%, 04/15/2035	200,000	200,319
Roper Technologies, Inc.
2.00%, 06/30/2030	400,000	358,249
Salesforce, Inc.
1.95%, 07/15/2031	100,000	87,184
2.90%, 07/15/2051	100,000	57,985
4.65%, 03/15/2029	100,000	100,195
4.90%, 09/15/2031	100,000	99,706
5.55%, 03/15/2036	100,000	99,724
Security Description	Shares or Principal Amount	Value

Software (continued)
6.40%, 03/15/2046	$50,000	$49,975
6.55%, 03/15/2056	80,000	79,438
6.70%, 03/15/2066	25,000	25,102
Synopsys, Inc.
5.15%, 04/01/2035	200,000	200,021
5.70%, 04/01/2055	100,000	96,038
		5,332,180
Telecommunications — 1.4%
America Movil SAB de CV
4.38%, 04/22/2049	200,000	165,915
AT&T, Inc.
2.55%, 12/01/2033	200,000	169,097
2.75%, 06/01/2031	200,000	182,575
3.50%, 09/15/2053	50,000	32,381
3.55%, 09/15/2055	200,000	128,784
3.65%, 06/01/2051	200,000	135,989
3.65%, 09/15/2059	50,000	31,970
3.80%, 12/01/2057	200,000	133,314
4.35%, 03/01/2029	100,000	99,907
4.50%, 05/15/2035	200,000	189,388
4.75%, 05/15/2046	200,000	167,778
5.40%, 02/15/2034	400,000	407,622
6.00%, 08/15/2040	200,000	204,134
6.00%, 04/30/2056	50,000	48,229
6.38%, 03/01/2041	100,000	105,020
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/2048	100,000	80,517
British Telecommunications PLC
5.13%, 12/04/2028	200,000	202,735
Cisco Systems, Inc.
5.30%, 02/26/2054	100,000	93,868
5.90%, 02/15/2039	200,000	211,594
Corning, Inc.
5.85%, 11/15/2068	50,000	48,461
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	100,000	114,607
Motorola Solutions, Inc.
5.40%, 04/15/2034	200,000	202,670
Orange SA
9.00%, 03/01/2031	200,000	235,150
Rogers Communications, Inc.
3.80%, 03/15/2032	50,000	46,720
4.55%, 03/15/2052	100,000	78,839
5.00%, 02/15/2029	200,000	201,686
Sprint Capital Corp.
6.88%, 11/15/2028	200,000	211,171
Telefonica Emisiones SA
5.21%, 03/08/2047	150,000	131,623
7.05%, 06/20/2036	150,000	165,524
T-Mobile USA, Inc.
2.05%, 02/15/2028	400,000	383,965
3.30%, 02/15/2051	200,000	129,650
3.40%, 10/15/2052	200,000	130,354
3.88%, 04/15/2030	200,000	194,736
4.50%, 04/15/2050	200,000	160,273
5.65%, 01/15/2053	200,000	187,698
Verizon Communications, Inc.
1.75%, 01/20/2031	200,000	175,837
2.36%, 03/15/2032	200,000	174,867
2.88%, 11/20/2050	250,000	151,175
2.99%, 10/30/2056	200,000	116,542
3.15%, 03/22/2030	100,000	95,295

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
3.40%, 03/22/2041	$100,000	$76,731
3.55%, 03/22/2051	250,000	174,176
3.70%, 03/22/2061	250,000	165,544
4.02%, 12/03/2029	300,000	295,852
4.50%, 08/10/2033	200,000	194,183
4.52%, 09/15/2048	100,000	81,856
5.00%, 01/15/2036	50,000	48,831
6.00%, 11/30/2065	50,000	48,221
Vodafone Group PLC
4.88%, 06/19/2049	200,000	170,759
5.00%, 05/30/2038	150,000	147,321
		7,531,134
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	200,000	195,199
Transportation — 0.6%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053	200,000	164,807
5.15%, 09/01/2043	200,000	190,257
5.20%, 04/15/2054	100,000	92,210
Canadian National Railway Co.
2.45%, 05/01/2050	200,000	116,838
Canadian Pacific Railway Co.
2.45%, 12/02/2031	200,000	178,535
3.10%, 12/02/2051	200,000	130,299
CSX Corp.
3.80%, 03/01/2028	400,000	396,662
3.80%, 11/01/2046	100,000	76,911
4.10%, 03/15/2044	100,000	82,440
4.50%, 11/15/2052	100,000	83,419
FedEx Corp.
3.10%, 08/05/2029	400,000	384,205
4.75%, 11/15/2045	200,000	171,782
Norfolk Southern Corp.
3.95%, 10/01/2042	150,000	122,572
4.55%, 06/01/2053	100,000	82,801
5.35%, 08/01/2054	100,000	93,453
Union Pacific Corp.
3.25%, 02/05/2050	100,000	68,112
3.50%, 02/14/2053	100,000	69,556
3.55%, 08/15/2039	200,000	168,930
3.84%, 03/20/2060	100,000	71,061
5.10%, 02/20/2035	200,000	203,501
United Parcel Service, Inc.
5.05%, 03/03/2053	100,000	89,274
5.25%, 05/14/2035	50,000	51,213
5.30%, 04/01/2050	100,000	94,109
5.50%, 05/22/2054	50,000	47,825
5.95%, 05/14/2055	50,000	50,745
		3,281,517
Trucking & Leasing — 0.0%
GATX Corp.
5.50%, 06/15/2035	30,000	30,394
6.05%, 06/05/2054	50,000	50,070
		80,464
Water — 0.1%
American Water Capital Corp.
6.59%, 10/15/2037	200,000	224,180
Security Description	Shares or Principal Amount	Value

Water (continued)
Essential Utilities, Inc.
5.38%, 01/15/2034	$200,000	$203,132
		427,312
Total Corporate Bonds & Notes (cost $193,354,590)		190,921,889
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 52.0%
U.S. Government — 51.5%
United States Treasury Bonds
1.38%, 11/15/2040	1,609,000	1,029,131
1.75%, 08/15/2041	1,500,000	995,684
1.88%, 02/15/2041 to 11/15/2051	8,280,000	4,709,239
2.00%, 08/15/2051	2,770,000	1,557,151
2.25%, 02/15/2052	3,630,000	2,159,283
2.38%, 02/15/2042 to 05/15/2051	5,430,000	3,670,550
2.75%, 08/15/2042 to 11/15/2042	10,000,000	7,563,282
2.88%, 05/15/2043 to 05/15/2052	9,520,000	6,979,628
3.00%, 11/15/2044 to 02/15/2049	5,260,000	3,926,056
4.25%, 02/15/2054 to 08/15/2054	2,190,000	1,936,967
4.63%, 05/15/2044 to 11/15/2055	10,080,000	9,608,886
4.75%, 11/15/2043 to 02/15/2056	8,995,000	8,729,154
4.88%, 08/15/2045	210,000	207,408
5.25%, 11/15/2028 to 02/15/2029	7,000,000	7,236,992
5.38%, 02/15/2031	2,000,000	2,118,359
5.50%, 08/15/2028	5,000,000	5,175,977
United States Treasury Notes
0.38%, 09/30/2027	770,000	733,485
0.50%, 04/30/2027	3,000,000	2,904,375
0.63%, 12/31/2027 to 08/15/2030	17,100,000	15,420,691
0.75%, 01/31/2028	4,500,000	4,263,223
0.88%, 11/15/2030	5,500,000	4,790,156
1.00%, 07/31/2028	5,000,000	4,690,430
1.13%, 02/29/2028 to 02/15/2031	14,400,000	13,050,813
1.25%, 04/30/2028 to 08/15/2031	20,030,000	18,419,813
1.38%, 10/31/2028 to 11/15/2031	10,500,000	9,308,320
1.50%, 11/30/2028 to 02/15/2030	5,000,000	4,625,585
1.63%, 08/15/2029 to 05/15/2031	5,300,000	4,849,086
1.75%, 01/31/2029 to 11/15/2029	4,000,000	3,745,000
1.88%, 02/15/2032	4,440,000	3,929,747
2.38%, 05/15/2029	2,500,000	2,390,332
2.63%, 05/31/2027 to 07/31/2029	7,700,000	7,492,325
2.75%, 02/15/2028 to 08/15/2032	3,500,000	3,344,257
2.88%, 05/15/2028 to 05/15/2032	6,500,000	6,269,980
3.13%, 11/15/2028	3,000,000	2,943,633
3.25%, 06/30/2027 to 06/30/2029	5,000,000	4,940,937
3.38%, 09/15/2027 to 05/15/2033	3,760,000	3,602,583
3.50%, 09/30/2027 to 02/15/2033	20,680,000	20,336,319
3.63%, 08/31/2027 to 09/30/2030	5,046,000	4,978,794
3.75%, 04/15/2028 to 01/31/2031	3,240,000	3,220,465
3.88%, 03/31/2028 to 08/15/2034	13,290,000	13,076,394
4.00%, 02/28/2030 to 11/15/2035	10,700,000	10,534,758
4.13%, 10/31/2029 to 02/15/2036	4,180,000	4,128,547
4.25%, 02/15/2028 to 08/15/2035	14,676,000	14,656,129
4.38%, 05/15/2034	3,000,000	3,018,633
4.50%, 11/15/2033	2,000,000	2,032,266
4.63%, 05/31/2031 to 02/15/2035	5,860,000	6,003,356
4.88%, 10/31/2028	1,990,000	2,035,633
		273,339,812
U.S. Government Agency — 0.5%
Federal Home Loan Bank
3.25%, 11/16/2028	400,000	394,137
5.50%, 07/15/2036	400,000	432,782

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc.
6.25%, 05/15/2029	$500,000	$534,091
6.63%, 11/15/2030	1,000,000	1,106,478
Tennessee Valley Authority
5.25%, 02/01/2055	200,000	194,641
		2,662,129
Total U.S. Government & Agency Obligations (cost $283,388,031)		276,001,941
FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
Banks — 0.0%
Korea Development Bank
4.00%, 01/28/2031	200,000	198,180
Regional(State/Province) — 0.6%
Province of Alberta Canada
4.50%, 06/26/2029	600,000	608,205
Province of British Columbia Canada
4.70%, 01/24/2028	600,000	607,092
Province of Manitoba Canada
1.50%, 10/25/2028	400,000	376,191
Province of Ontario Canada
1.60%, 02/25/2031	600,000	533,355
3.70%, 09/17/2029	100,000	98,854
3.80%, 01/29/2029	200,000	198,881
Province of Quebec Canada
3.63%, 04/13/2028	600,000	596,253
		3,018,831
Sovereign — 1.9%
Canada Government International Bond
4.63%, 04/30/2029	600,000	611,803
Chile Government International Bond
3.10%, 05/07/2041	200,000	152,900
3.10%, 01/22/2061	200,000	122,920
4.34%, 03/07/2042	200,000	176,340
Export Development Canada
4.13%, 02/13/2029	100,000	100,471
Export-Import Bank of Korea
5.00%, 01/11/2028	300,000	304,336
5.13%, 09/18/2028	600,000	613,736
Hungary Government International Bond
7.63%, 03/29/2041	100,000	117,287
Indonesia Government International Bond
3.05%, 03/12/2051	200,000	127,188
4.20%, 10/15/2050	200,000	158,139
4.65%, 09/20/2032	400,000	397,155
Israel Government International Bond
5.00%, 01/13/2036	200,000	194,071
5.50%, 03/12/2034	200,000	203,615
5.63%, 02/19/2035	200,000	204,200
Japan Bank for International Cooperation
2.88%, 07/21/2027	200,000	197,193
4.63%, 07/19/2028	600,000	606,885
Japan International Cooperation Agency
4.00%, 05/23/2028	400,000	399,209
Korea International Bond
4.50%, 07/03/2029	300,000	303,553
Mexico Government International Bond
3.50%, 02/12/2034	200,000	171,000
3.77%, 05/24/2061	200,000	120,700
4.50%, 04/22/2029	200,000	198,960
4.75%, 03/08/2044	100,000	81,100
Security Description	Shares or Principal Amount	Value

Sovereign (continued)
5.63%, 02/09/2034	$200,000	$197,434
6.00%, 05/13/2030	400,000	414,000
6.00%, 05/07/2036	300,000	300,825
6.34%, 05/04/2053	200,000	188,300
6.35%, 02/09/2035	200,000	206,500
6.88%, 05/13/2037	200,000	210,890
7.38%, 05/13/2055	200,000	212,300
Panama Government International Bond
3.30%, 01/19/2033	200,000	178,570
3.87%, 07/23/2060	200,000	137,800
4.50%, 04/01/2056	200,000	155,900
6.40%, 02/14/2035	200,000	213,500
Peruvian Government International Bond
2.78%, 12/01/2060	200,000	107,480
3.00%, 01/15/2034	200,000	172,600
8.75%, 11/21/2033	200,000	245,180
Philippine Government International Bond
5.50%, 01/17/2048	200,000	193,006
5.75%, 01/27/2051	200,000	199,702
5.90%, 02/04/2050	200,000	203,509
Republic of Italy Government International Bond
3.88%, 05/06/2051	200,000	145,044
Republic of Poland Government International Bond
5.38%, 02/12/2035	200,000	203,798
5.50%, 03/18/2054	200,000	185,945
State of Israel
3.38%, 01/15/2050	200,000	131,167
Uruguay Government International Bond
5.10%, 06/18/2050	200,000	185,590
5.75%, 10/28/2034	200,000	210,070
		10,161,871
Total Foreign Government Obligations (cost $13,200,257)		13,378,882
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	149,683	168,684
Board of Regents of the University of Texas System Revenue Bonds
4.79%, 08/15/2046	200,000	186,826
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
6.20%, 12/01/2040	96,618	101,184
City of Atlanta GA Water & Wastewater Revenue Revenue Bonds
2.26%, 11/01/2035	200,000	168,835
City of New York NY General Obligation Bonds
5.26%, 10/01/2044	100,000	95,703
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	99,000	104,702
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	200,000	234,191
New York City Municipal Water Finance Authority Revenue Bonds
6.01%, 06/15/2042	200,000	204,560
New York State Dormitory Authority Revenue Bonds
5.63%, 03/15/2039	90,000	91,861

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	$170,000	$105,920
4.93%, 10/01/2051	200,000	183,149
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
4.13%, 05/15/2032	200,000	196,403
6.55%, 05/15/2048	200,000	209,189
State Board of Administration Finance Corp. Revenue Bonds
1.71%, 07/01/2027	28,000	27,229
7.55%, 04/01/2039	200,000	236,564
State of California General Obligation Bonds
5.88%, 10/01/2041	200,000	207,028
7.50%, 04/01/2034	200,000	229,236
State of Illinois General Obligation Bonds
5.10%, 06/01/2033	82,892	84,194
6.63%, 02/01/2035	138,462	144,761
Texas Department of Transportation State Highway Fund Revenue Bonds
5.18%, 04/01/2030	100,000	101,441
University of Virginia Revenue Bonds
2.26%, 09/01/2050	200,000	112,858
Total Municipal Securities (cost $3,190,213)		3,194,518
UNAFFILIATED INVESTMENT COMPANIES — 7.1%
iShares 10-20 Year Treasury Bond ETF	45,000	4,492,350
Security Description	Shares or Principal Amount	Value

iShares 1-3 Year Treasury Bond ETF	125,000	$10,310,000
iShares 20+ Year Treasury Bond ETF	70,000	5,993,400
iShares 3-7 Year Treasury Bond ETF	75,000	8,867,250
iShares 7-10 Year Treasury Bond ETF	85,000	8,073,300
Total Unaffiliated Investment Companies (cost $40,151,034)		37,736,300
Total Long-Term Investment Securities (cost $533,284,125)		521,233,530
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(1) (cost $3,075,637)	3,075,637	3,075,637
TOTAL INVESTMENTS (cost $536,359,762)	98.8%	524,309,167
Other assets less liabilities	1.2	6,572,420
NET ASSETS	100.0%	$530,881,587

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Index Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $1,207,654 representing 0.2% of net assets.

(1)	The rate shown is the 7-day yield as of April 30, 2026.

DAC—Designated Activity Company
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$190,921,889	$—	$190,921,889
U.S. Government & Agency Obligations	—	276,001,941	—	276,001,941
Foreign Government Obligations	—	13,378,882	—	13,378,882
Municipal Securities	—	3,194,518	—	3,194,518
Unaffiliated Investment Companies	37,736,300	—	—	37,736,300
Short-Term Investments	3,075,637	—	—	3,075,637
Total Investments at Value	$40,811,937	$483,497,230	$—	$524,309,167

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 33.8%
Advertising — 0.0%
Omnicom Group, Inc.
2.45%, 04/30/2030	$200,000	$183,850
Aerospace/Defense — 0.4%
Boeing Co.
5.04%, 05/01/2027	100,000	100,553
5.15%, 05/01/2030	200,000	203,234
6.30%, 05/01/2029	200,000	209,760
6.53%, 05/01/2034	100,000	109,362
General Dynamics Corp.
3.75%, 05/15/2028	200,000	198,685
General Electric Co.
4.30%, 07/29/2030	100,000	99,792
4.90%, 01/29/2036	100,000	99,724
Honeywell Aerospace, Inc.
4.30%, 03/16/2031*	100,000	98,780
4.60%, 03/16/2033*	50,000	49,367
4.95%, 03/16/2036*	100,000	98,865
L3Harris Technologies, Inc.
4.40%, 06/15/2028	50,000	50,014
5.35%, 06/01/2034	150,000	152,802
Lockheed Martin Corp.
4.15%, 08/15/2028	50,000	50,014
4.40%, 08/15/2030	100,000	99,974
5.25%, 01/15/2033	100,000	103,904
Northrop Grumman Corp.
4.70%, 03/15/2033	100,000	99,458
4.90%, 06/01/2034	100,000	99,851
RTX Corp.
1.90%, 09/01/2031	30,000	26,201
4.13%, 11/16/2028	200,000	199,213
6.10%, 03/15/2034	100,000	107,648
		2,257,201
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/2032	100,000	88,022
6.20%, 11/01/2028	200,000	208,224
Archer-Daniels-Midland Co.
4.50%, 08/15/2033	100,000	98,872
BAT Capital Corp.
2.26%, 03/25/2028	200,000	192,236
3.56%, 08/15/2027	100,000	98,948
5.35%, 08/15/2032	100,000	102,801
6.42%, 08/02/2033	200,000	217,154
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	50,000	45,697
4.10%, 01/07/2028	200,000	199,073
5.15%, 08/04/2035	30,000	29,932
Philip Morris International, Inc.
4.63%, 10/29/2035	100,000	96,483
5.13%, 11/17/2027	50,000	50,578
5.13%, 02/15/2030	200,000	204,259
5.38%, 02/15/2033	200,000	205,700
5.63%, 11/17/2029	200,000	207,407
		2,045,386
Airlines — 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	58,450	56,930
Southwest Airlines Co.
5.13%, 06/15/2027	200,000	200,886
5.25%, 11/15/2035	25,000	23,708
Security Description	Shares or Principal Amount	Value

Airlines (continued)
United Airlines Pass-Through Trust
3.50%, 09/01/2031	$62,090	$60,214
5.88%, 04/15/2029	31,116	31,670
		373,408
Apparel — 0.0%
Tapestry, Inc.
3.05%, 03/15/2032	20,000	18,038
5.50%, 03/11/2035	20,000	20,093
		38,131
Auto Manufacturers — 0.9%
American Honda Finance Corp.
4.70%, 01/12/2028	50,000	50,164
5.05%, 07/10/2031	200,000	201,183
5.10%, 01/08/2036	50,000	48,936
5.13%, 07/07/2028	50,000	50,595
Cummins, Inc.
5.30%, 05/09/2035	100,000	102,151
Ford Motor Co.
3.25%, 02/12/2032	200,000	175,496
6.10%, 08/19/2032	200,000	203,913
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	200,000	187,863
4.95%, 05/28/2027	200,000	199,984
5.11%, 05/03/2029	200,000	198,767
5.80%, 03/08/2029	200,000	202,639
6.80%, 05/12/2028	200,000	206,094
General Motors Co.
5.00%, 04/01/2035	50,000	48,356
General Motors Financial Co., Inc.
3.10%, 01/12/2032	100,000	90,463
4.30%, 04/06/2029	200,000	198,055
4.90%, 10/06/2029	200,000	201,297
5.05%, 04/04/2028	200,000	201,752
5.35%, 01/07/2030	200,000	203,964
5.80%, 06/23/2028	100,000	102,421
5.90%, 01/07/2035	100,000	102,666
6.10%, 01/07/2034	100,000	104,408
Honda Motor Co., Ltd.
4.69%, 07/08/2030	200,000	199,130
PACCAR Financial Corp.
4.60%, 01/31/2029	300,000	303,608
Toyota Motor Corp.
3.67%, 07/20/2028	50,000	49,484
Toyota Motor Credit Corp.
3.38%, 04/01/2030	50,000	48,083
4.05%, 03/13/2029	200,000	198,672
4.35%, 10/08/2027	100,000	100,339
4.63%, 01/12/2028	150,000	151,273
4.65%, 01/05/2029	200,000	201,999
5.05%, 05/16/2029	100,000	102,074
5.35%, 01/09/2035	200,000	204,819
5.55%, 11/20/2030	100,000	104,215
		4,744,863
Auto Parts & Equipment — 0.1%
Lear Corp.
3.50%, 05/30/2030	100,000	95,073
3.80%, 09/15/2027	100,000	99,124
Magna International, Inc.
5.88%, 06/01/2035	20,000	20,836
		215,033

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks — 8.9%
Australia & New Zealand Banking Group, Ltd.
4.62%, 12/16/2029	$250,000	$253,089
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/2029	200,000	204,782
Banco Santander SA
3.80%, 02/23/2028	200,000	197,452
4.38%, 04/12/2028	200,000	199,455
5.59%, 08/08/2028	200,000	204,531
6.03%, 01/17/2035	200,000	209,484
6.94%, 11/07/2033	200,000	224,312
Bank of America Corp.
1.90%, 07/23/2031	400,000	356,828
2.48%, 09/21/2036	200,000	173,846
2.50%, 02/13/2031	100,000	92,603
3.25%, 10/21/2027	500,000	494,097
3.42%, 12/20/2028	500,000	491,740
3.85%, 03/08/2037	200,000	185,782
4.27%, 07/23/2029	200,000	199,053
4.95%, 07/22/2028	500,000	502,968
4.98%, 01/24/2029	300,000	302,409
5.02%, 07/22/2033	400,000	402,573
5.05%, 02/06/2037	100,000	98,453
5.29%, 04/25/2034	150,000	152,321
5.43%, 08/15/2035	200,000	200,680
5.47%, 01/23/2035	300,000	306,499
5.51%, 01/24/2036	100,000	102,280
5.52%, 10/25/2035	200,000	201,485
Bank of Montreal
4.70%, 09/14/2027	200,000	201,040
5.51%, 06/04/2031	200,000	207,954
Bank of New York Mellon Corp.
4.94%, 02/11/2031	200,000	202,718
5.80%, 10/25/2028	400,000	408,651
5.83%, 10/25/2033	200,000	211,688
Bank of Nova Scotia
4.81%, 02/02/2034	200,000	197,785
4.85%, 02/01/2030	200,000	202,310
5.13%, 02/14/2031	200,000	203,490
Barclays PLC
3.56%, 09/23/2035	200,000	187,079
4.22%, 05/24/2030	200,000	197,243
4.34%, 01/10/2028	400,000	398,974
4.84%, 09/10/2028	400,000	401,368
5.34%, 09/10/2035	200,000	198,390
6.22%, 05/09/2034	200,000	211,187
Canadian Imperial Bank of Commerce
5.24%, 06/28/2027	200,000	202,339
5.26%, 04/08/2029	200,000	204,566
6.09%, 10/03/2033	100,000	106,870
Capital One NA
2.70%, 02/06/2030	250,000	234,430
Citibank, N.A.
4.91%, 05/29/2030	250,000	254,145
5.80%, 09/29/2028	500,000	518,056
Citigroup, Inc.
2.52%, 11/03/2032	200,000	177,262
2.57%, 06/03/2031	200,000	183,925
4.41%, 03/31/2031	400,000	395,638
4.45%, 09/29/2027	300,000	300,110
5.33%, 03/27/2036	200,000	200,749
5.45%, 06/11/2035	200,000	203,469
6.02%, 01/24/2036	200,000	205,323
Security Description	Shares or Principal Amount	Value

Banks (continued)
6.17%, 05/25/2034	$200,000	$208,357
6.27%, 11/17/2033	200,000	213,795
Citizens Financial Group, Inc.
5.84%, 01/23/2030	200,000	205,815
Cooperatieve Rabobank UA/NY
3.96%, 10/17/2028	400,000	397,917
Deutsche Bank AG
3.74%, 01/07/2033	200,000	182,546
5.37%, 01/10/2029	200,000	202,232
6.82%, 11/20/2029	200,000	209,890
7.08%, 02/10/2034	200,000	215,009
Fifth Third Bancorp
6.34%, 07/27/2029	200,000	207,104
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	200,000	177,096
3.10%, 02/24/2033	200,000	181,076
4.15%, 10/21/2029	200,000	197,909
4.22%, 05/01/2029	200,000	198,713
4.37%, 10/21/2031	200,000	196,199
4.48%, 08/23/2028	300,000	300,111
4.52%, 01/21/2032	200,000	197,083
4.94%, 10/21/2036	200,000	194,006
5.02%, 10/23/2035	400,000	393,550
5.07%, 01/21/2037	200,000	195,527
5.22%, 04/23/2031	200,000	203,255
5.73%, 04/25/2030	200,000	205,978
5.85%, 04/25/2035	200,000	207,750
HSBC Holdings PLC
3.97%, 05/22/2030	400,000	391,735
4.95%, 03/31/2030	200,000	202,595
5.28%, 03/10/2037	200,000	197,254
5.29%, 11/19/2030	400,000	407,310
5.40%, 08/11/2033	200,000	203,343
6.16%, 03/09/2029	200,000	205,599
7.39%, 11/03/2028	200,000	208,105
7.40%, 11/13/2034	200,000	222,107
8.11%, 11/03/2033	200,000	229,875
Huntington Bancshares, Inc.
5.27%, 01/15/2031	200,000	203,284
5.71%, 02/02/2035	100,000	102,326
ING Groep NV
4.25%, 03/28/2033	200,000	193,119
5.55%, 03/19/2035	200,000	203,642
JPMorgan Chase & Co.
2.52%, 04/22/2031	300,000	277,380
2.55%, 11/08/2032	200,000	177,979
2.58%, 04/22/2032	200,000	180,961
2.96%, 05/13/2031	400,000	373,292
3.54%, 05/01/2028	300,000	297,494
4.35%, 01/22/2032	100,000	98,469
4.81%, 10/22/2036	100,000	97,141
4.90%, 01/22/2037	200,000	194,963
4.91%, 07/25/2033	200,000	200,583
4.92%, 01/24/2029	150,000	151,206
4.95%, 10/22/2035	200,000	197,753
5.00%, 07/22/2030	200,000	202,465
5.15%, 04/23/2037	100,000	99,402
5.19%, 02/05/2037	50,000	49,188
5.29%, 07/22/2035	200,000	202,213
5.30%, 07/24/2029	200,000	203,333
5.57%, 04/22/2036	200,000	205,741
5.58%, 07/23/2036	150,000	152,172
5.72%, 09/14/2033	200,000	207,529

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
6.09%, 10/23/2029	$200,000	$207,362
8.75%, 09/01/2030	200,000	231,758
KeyCorp
5.12%, 04/04/2031	200,000	202,047
Kreditanstalt fuer Wiederaufbau
3.00%, 05/20/2027	500,000	495,527
3.50%, 08/27/2027	1,000,000	995,096
4.63%, 03/18/2030	200,000	204,670
4.75%, 10/29/2030	500,000	515,280
Landwirtschaftliche Rentenbank
2.50%, 11/15/2027	600,000	587,383
Lloyds Banking Group PLC
4.24%, 02/10/2030	200,000	198,050
4.38%, 03/22/2028	200,000	199,805
4.82%, 06/13/2029	200,000	201,231
5.68%, 01/05/2035	200,000	206,184
5.72%, 06/05/2030	200,000	206,394
M&T Bank Corp.
7.41%, 10/30/2029	200,000	213,158
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/2032	400,000	353,428
5.35%, 09/13/2028	400,000	404,619
5.41%, 04/19/2034	200,000	204,674
5.62%, 04/24/2036	200,000	204,914
Mizuho Financial Group, Inc.
4.25%, 09/11/2029	300,000	298,182
5.75%, 07/06/2034	200,000	208,231
5.78%, 07/06/2029	300,000	308,064
Morgan Stanley
2.70%, 01/22/2031	200,000	186,060
2.94%, 01/21/2033	400,000	360,846
4.49%, 01/16/2032	200,000	196,793
4.89%, 10/22/2036	100,000	97,028
5.07%, 01/30/2037	130,000	127,196
5.16%, 04/20/2029	500,000	505,685
5.23%, 01/15/2031	400,000	406,631
5.31%, 01/18/2041	100,000	97,322
5.32%, 07/19/2035	400,000	403,187
5.59%, 01/18/2036	200,000	205,025
5.66%, 04/17/2036	200,000	205,451
5.83%, 04/19/2035	200,000	208,089
5.95%, 01/19/2038	200,000	206,036
Morgan Stanley VRS
3.59%, 07/22/2028(1)	500,000	494,469
National Australia Bank, Ltd.
4.94%, 01/12/2028	300,000	303,935
NatWest Group PLC
5.52%, 09/30/2028	200,000	202,926
5.78%, 03/01/2035	200,000	207,392
6.02%, 03/02/2034	200,000	210,242
Northern Trust Corp.
1.95%, 05/01/2030	200,000	182,444
Oesterreichische Kontrollbank AG
4.50%, 01/24/2030	200,000	203,264
PNC Financial Services Group, Inc.
5.58%, 06/12/2029	400,000	409,653
5.58%, 01/29/2036	200,000	204,586
6.88%, 10/20/2034	400,000	442,398
Royal Bank of Canada
4.52%, 10/18/2028	200,000	200,399
4.65%, 10/18/2030	200,000	200,568
4.97%, 01/24/2029	200,000	201,725
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.00%, 02/01/2033	$200,000	$202,240
Santander Holdings USA, Inc.
5.35%, 09/06/2030	200,000	202,111
Santander UK Group Holdings PLC
3.82%, 11/03/2028	400,000	395,448
State Street Corp.
4.53%, 02/20/2029	200,000	200,779
4.54%, 02/28/2028	400,000	402,426
5.16%, 05/18/2034	200,000	203,042
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/2028	500,000	471,126
3.04%, 07/16/2029	200,000	190,814
5.77%, 01/13/2033	400,000	417,759
Toronto-Dominion Bank
4.46%, 06/08/2032	200,000	196,838
4.78%, 12/17/2029	200,000	202,269
4.99%, 04/05/2029	200,000	203,076
Truist Financial Corp.
4.60%, 01/27/2032	200,000	198,016
5.12%, 01/26/2034	100,000	99,948
5.71%, 01/24/2035	200,000	205,819
5.87%, 06/08/2034	100,000	104,082
7.16%, 10/30/2029	200,000	212,183
UBS AG
7.50%, 02/15/2028	250,000	264,186
US Bancorp
1.38%, 07/22/2030	50,000	44,080
4.55%, 07/22/2028	200,000	200,315
5.05%, 02/12/2031	200,000	203,016
5.42%, 02/12/2036	50,000	50,950
5.68%, 01/23/2035	200,000	206,686
5.78%, 06/12/2029	200,000	205,245
Wells Fargo & Co.
2.88%, 10/30/2030	400,000	377,603
4.48%, 04/04/2031	400,000	397,119
4.90%, 07/25/2033	200,000	199,594
4.96%, 01/23/2037	100,000	97,426
5.24%, 01/24/2031	400,000	407,762
5.39%, 04/24/2034	200,000	203,602
5.56%, 07/25/2034	400,000	410,964
5.57%, 07/25/2029	300,000	306,608
Westpac Banking Corp.
4.04%, 08/26/2027	300,000	299,766
5.05%, 04/16/2029	200,000	204,758
6.82%, 11/17/2033	200,000	218,696
		45,525,716
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	155,000	151,443
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/2034	200,000	202,596
Coca-Cola Co.
1.00%, 03/15/2028	200,000	189,341
2.25%, 01/05/2032	200,000	179,499
Constellation Brands, Inc.
3.60%, 02/15/2028	200,000	197,100
4.95%, 11/01/2035	100,000	97,118
Diageo Capital PLC
2.00%, 04/29/2030	400,000	362,870
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	200,000	196,425

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages (continued)
4.60%, 05/25/2028	$100,000	$100,078
4.60%, 05/15/2030	50,000	49,653
5.30%, 03/15/2034	20,000	19,937
Maple Parent Holdings Corp.
5.70%, 03/26/2036*	20,000	20,025
PepsiCo, Inc.
2.63%, 07/29/2029	200,000	190,717
4.45%, 05/15/2028	200,000	201,536
5.00%, 02/07/2035	200,000	201,986
5.00%, 07/23/2035	100,000	100,888
		2,461,212
Biotechnology — 0.2%
Amgen, Inc.
3.35%, 02/22/2032	200,000	186,353
4.05%, 08/18/2029	200,000	197,995
5.15%, 03/02/2028	200,000	202,767
5.25%, 03/02/2033	100,000	102,334
Biogen, Inc.
5.75%, 05/15/2035	20,000	20,830
Gilead Sciences, Inc.
4.80%, 11/15/2029	300,000	305,018
Royalty Pharma PLC
2.15%, 09/02/2031	200,000	175,358
		1,190,655
Building Materials — 0.2%
Amrize Finance US LLC
5.40%, 04/07/2035	30,000	30,579
Carlisle Cos., Inc.
5.25%, 09/15/2035	20,000	20,076
Carrier Global Corp.
2.72%, 02/15/2030	100,000	93,577
CRH SMW Finance DAC
5.13%, 01/09/2030	200,000	203,616
Eagle Materials, Inc.
5.00%, 03/15/2036	25,000	24,044
Fortune Brands Home & Security, Inc.
4.00%, 03/25/2032	100,000	94,492
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/2031	100,000	87,504
Martin Marietta Materials, Inc.
5.15%, 12/01/2034	100,000	100,657
Owens Corning
5.70%, 06/15/2034	100,000	103,714
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	100,000	101,357
Vulcan Materials Co.
3.50%, 06/01/2030	100,000	96,028
		955,644
Chemicals — 0.3%
Air Products & Chemicals, Inc.
1.85%, 05/15/2027	200,000	195,545
2.05%, 05/15/2030	200,000	182,501
CF Industries, Inc.
5.30%, 11/26/2035	25,000	25,042
Dow Chemical Co.
4.80%, 11/30/2028	300,000	301,595
5.35%, 03/15/2035	25,000	24,839
5.65%, 03/15/2036	50,000	49,824
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Eastman Chemical Co.
5.00%, 08/01/2029	$200,000	$202,075
Ecolab, Inc.
4.30%, 06/15/2028	100,000	100,178
4.80%, 03/24/2030	100,000	101,485
LYB International Finance III LLC
5.88%, 01/15/2036	30,000	30,304
6.15%, 05/15/2035	50,000	51,772
Nutrien, Ltd.
4.90%, 03/27/2028	100,000	100,817
5.40%, 06/21/2034	100,000	101,928
Sherwin-Williams Co.
2.30%, 05/15/2030	100,000	91,733
Westlake Corp.
5.55%, 11/15/2035	20,000	20,006
		1,579,644
Commercial Services — 0.4%
Automatic Data Processing, Inc.
1.25%, 09/01/2030	300,000	263,784
Block Financial LLC
3.88%, 08/15/2030	30,000	28,222
Equifax, Inc.
4.80%, 09/15/2029	200,000	200,905
Global Payments, Inc.
3.20%, 08/15/2029	300,000	283,301
4.88%, 11/15/2030	50,000	49,141
5.20%, 11/15/2032	50,000	48,847
5.55%, 11/15/2035	50,000	48,223
J. Paul Getty Trust
4.91%, 04/01/2035	15,000	15,112
Moody's Corp.
3.25%, 01/15/2028	200,000	196,600
PayPal Holdings, Inc.
5.10%, 04/01/2035	150,000	148,602
President & Fellows of Harvard College
4.89%, 03/15/2030	50,000	51,089
Quanta Services, Inc.
2.90%, 10/01/2030	200,000	186,269
RELX Capital, Inc.
5.25%, 03/27/2035	50,000	50,466
S&P Global, Inc.
2.90%, 03/01/2032	45,000	41,092
2.95%, 03/01/2029	200,000	192,922
Triton Container International, Ltd./TAL International Container Corp.
3.25%, 03/15/2032	20,000	17,885
5.15%, 02/15/2033	20,000	19,631
Verisk Analytics, Inc.
4.13%, 03/15/2029	200,000	198,232
Yale University
1.48%, 04/15/2030	50,000	44,996
		2,085,319
Computers — 0.7%
Accenture Capital, Inc.
4.25%, 10/04/2031	200,000	197,159
Apple, Inc.
1.40%, 08/05/2028	200,000	189,207
3.35%, 08/08/2032	200,000	190,620
4.00%, 05/12/2028	400,000	399,790
4.20%, 05/12/2030	200,000	200,965
4.75%, 05/12/2035	200,000	202,069

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
Booz Allen Hamilton, Inc.
5.95%, 04/15/2035	$20,000	$20,154
Dell International LLC/EMC Corp.
4.75%, 04/01/2028	200,000	201,186
4.75%, 10/06/2032	100,000	98,897
5.30%, 10/01/2029	200,000	204,347
5.40%, 04/15/2034	100,000	101,761
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031	100,000	99,431
5.00%, 10/15/2034	50,000	48,856
5.25%, 07/01/2028	200,000	202,935
HP, Inc.
4.20%, 04/15/2032	200,000	190,924
IBM International Capital Pte., Ltd.
4.90%, 02/05/2034	100,000	98,644
International Business Machines Corp.
3.50%, 05/15/2029	200,000	194,404
4.65%, 02/10/2028	100,000	100,611
4.75%, 02/06/2033	100,000	99,492
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	100,000	84,864
Leidos, Inc.
4.38%, 05/15/2030	200,000	196,912
NetApp, Inc.
5.70%, 03/17/2035	20,000	20,438
		3,343,666
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.
4.60%, 03/01/2028	100,000	101,212
4.60%, 03/01/2033	100,000	101,277
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	200,000	186,352
Kenvue, Inc.
5.05%, 03/22/2028	200,000	202,739
Procter & Gamble Co.
1.95%, 04/23/2031	200,000	179,487
3.95%, 01/26/2028	200,000	199,988
Unilever Capital Corp.
1.75%, 08/12/2031	200,000	175,627
3.50%, 03/22/2028	400,000	395,569
		1,542,251
Distribution/Wholesale — 0.0%
LKQ Corp.
6.25%, 06/15/2033	20,000	20,754
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	150,000	144,537
3.30%, 01/30/2032	150,000	137,106
3.65%, 07/21/2027	150,000	148,401
5.00%, 11/15/2035	150,000	145,114
5.75%, 06/06/2028	150,000	153,543
6.15%, 09/30/2030	150,000	157,478
Affiliated Managers Group, Inc.
5.50%, 02/15/2036	25,000	24,690
Air Lease Corp.
2.88%, 01/15/2032	50,000	44,510
3.25%, 10/01/2029	100,000	94,909
3.63%, 12/01/2027	100,000	98,837
5.85%, 12/15/2027	100,000	101,893
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Ally Financial, Inc.
8.00%, 11/01/2031	$200,000	$223,394
American Express Co.
4.01%, 02/09/2029	100,000	99,319
4.42%, 08/03/2033	200,000	195,167
4.80%, 10/24/2036	100,000	96,868
5.09%, 01/30/2031	200,000	203,540
5.28%, 07/27/2029	200,000	203,684
5.67%, 04/25/2036	150,000	155,366
Ameriprise Financial, Inc.
5.20%, 04/15/2035	25,000	25,096
5.70%, 12/15/2028	100,000	103,349
BGC Group, Inc.
6.15%, 04/02/2030	30,000	30,718
Blue Owl Finance LLC
3.13%, 06/10/2031	100,000	87,040
Brookfield Asset Management, Ltd.
4.83%, 04/15/2031	20,000	19,852
5.30%, 01/15/2036	15,000	14,635
5.80%, 04/24/2035	25,000	25,496
Brookfield Finance I UK Plc / Brookfield Finance, Inc.
2.34%, 01/30/2032	100,000	86,451
Capital One Financial Corp.
3.80%, 01/31/2028	300,000	296,648
6.18%, 01/30/2036	100,000	101,843
6.38%, 06/08/2034	300,000	317,128
Charles Schwab Corp.
2.00%, 03/20/2028	100,000	95,974
2.90%, 03/03/2032	100,000	90,756
4.34%, 11/14/2031	50,000	49,337
6.14%, 08/24/2034	100,000	106,740
6.20%, 11/17/2029	100,000	104,280
CI Financial Corp.
3.20%, 12/17/2030	100,000	89,615
CME Group, Inc.
3.75%, 06/15/2028	100,000	99,208
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	100,000	84,325
2.10%, 06/15/2030	50,000	45,484
4.00%, 09/15/2027	100,000	99,590
4.60%, 03/15/2033	100,000	98,876
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	100,000	87,417
2.75%, 10/15/2032	25,000	21,220
4.15%, 01/23/2030	50,000	48,541
5.50%, 02/15/2036	50,000	48,150
6.20%, 04/14/2034	50,000	51,173
Lazard Group LLC
4.50%, 09/19/2028	100,000	99,637
LPL Holdings, Inc.
5.75%, 06/15/2035	50,000	50,314
6.75%, 11/17/2028	100,000	104,645
Marex Group PLC
5.68%, 04/21/2031	20,000	19,999
5.83%, 05/08/2028	50,000	50,473
Mastercard, Inc.
4.85%, 03/09/2033	200,000	202,700
4.88%, 05/09/2034	100,000	100,718
Nasdaq, Inc.
5.55%, 02/15/2034	100,000	103,306
Nomura Holdings, Inc.
2.17%, 07/14/2028	200,000	189,950
2.61%, 07/14/2031	200,000	179,156

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
6.07%, 07/12/2028	$200,000	$205,947
ORIX Corp.
4.00%, 04/13/2032	30,000	28,690
5.20%, 09/13/2032	15,000	15,262
5.40%, 02/25/2035	20,000	20,198
Raymond James Financial, Inc.
4.90%, 09/11/2035	25,000	24,388
Synchrony Financial
2.88%, 10/28/2031	100,000	87,872
5.45%, 03/06/2031	100,000	100,272
Takeoff Merger Sub, Inc.
4.85%, 03/24/2031*	50,000	49,562
5.50%, 03/24/2036*	20,000	19,835
TPG Operating Group II LP
5.38%, 01/15/2036	25,000	24,417
5.88%, 03/05/2034	20,000	20,402
Visa, Inc.
1.10%, 02/15/2031	200,000	173,191
Voya Financial, Inc.
5.00%, 09/20/2034	50,000	49,048
		6,677,280
Electric — 2.5%
Ameren Corp.
5.38%, 03/15/2035	100,000	101,336
American Electric Power Co., Inc.
5.63%, 03/01/2033	200,000	206,858
6.05%, 03/15/2056	40,000	39,873
Arizona Public Service Co.
5.70%, 08/15/2034	25,000	25,848
Baltimore Gas & Electric Co.
5.45%, 06/01/2035	150,000	153,446
Berkshire Hathaway Energy Co.
3.25%, 04/15/2028	200,000	196,283
Black Hills Corp.
6.00%, 01/15/2035	100,000	103,663
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/2030	200,000	202,353
5.05%, 03/01/2035	200,000	200,140
Connecticut Light & Power Co.
4.95%, 08/15/2034	200,000	199,259
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/2028	300,000	297,897
Constellation Energy Generation LLC
3.90%, 01/08/2028	400,000	396,860
Consumers Energy Co.
3.80%, 11/15/2028	300,000	296,042
5.05%, 05/15/2035	200,000	200,798
Dominion Energy, Inc.
3.38%, 04/01/2030	50,000	47,773
4.60%, 05/15/2028	100,000	100,332
5.25%, 08/01/2033	200,000	202,009
6.63%, 05/15/2055	100,000	102,275
DTE Electric Co.
1.90%, 04/01/2028	400,000	383,483
5.25%, 05/15/2035	100,000	101,406
Duke Energy Carolinas LLC
4.85%, 01/15/2034	200,000	199,736
4.95%, 01/15/2033	200,000	202,548
Duke Energy Corp.
4.30%, 03/15/2028	500,000	499,250
4.95%, 09/15/2035	50,000	48,919
Security Description	Shares or Principal Amount	Value

Electric (continued)
6.45%, 09/01/2054	$25,000	$26,119
Duke Energy Progress LLC
5.05%, 03/15/2035	25,000	25,057
Entergy Corp.
1.90%, 06/15/2028	300,000	284,864
Entergy Louisiana LLC
5.15%, 09/15/2034	200,000	201,791
Eversource Energy
4.45%, 12/15/2030	200,000	197,072
Exelon Corp.
3.35%, 03/15/2032	200,000	184,797
5.15%, 03/15/2028	300,000	303,424
FirstEnergy Corp.
3.90%, 07/15/2027	200,000	198,614
Florida Power & Light Co.
2.45%, 02/03/2032	200,000	179,436
Georgia Power Co.
4.95%, 05/17/2033	200,000	201,413
5.25%, 03/15/2034	200,000	203,791
IPALCO Enterprises, Inc.
5.75%, 04/01/2034	100,000	99,018
Jersey Central Power & Light Co.
5.10%, 01/15/2035	20,000	19,931
5.15%, 01/15/2036*	20,000	19,879
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/2029	200,000	196,355
4.02%, 11/01/2032	200,000	192,324
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	200,000	190,076
2.25%, 06/01/2030	200,000	182,481
4.69%, 09/01/2027	100,000	100,438
5.25%, 03/15/2034	200,000	202,762
5.45%, 03/15/2035	200,000	203,916
6.38%, 08/15/2055	50,000	51,027
6.70%, 09/01/2054	50,000	51,317
Oklahoma Gas & Electric Co.
5.40%, 01/15/2033	50,000	51,577
Oncor Electric Delivery Co. LLC
2.75%, 05/15/2030	400,000	375,051
Pacific Gas & Electric Co.
2.10%, 08/01/2027	200,000	194,180
4.55%, 07/01/2030	200,000	197,748
5.70%, 03/01/2035	100,000	101,292
6.40%, 06/15/2033	200,000	212,786
PacifiCorp
5.45%, 02/15/2034	200,000	202,413
Pinnacle West Capital Corp.
5.15%, 05/15/2030	100,000	101,701
PPL Capital Funding, Inc.
4.13%, 04/15/2030	200,000	196,552
Public Service Co. of Colorado
1.88%, 06/15/2031	200,000	174,756
Public Service Co. of Oklahoma
5.20%, 01/15/2035	200,000	198,619
Public Service Electric & Gas Co.
4.65%, 03/15/2033	200,000	198,735
4.90%, 08/15/2035	50,000	49,680
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	100,000	101,752
San Diego Gas & Electric Co.
5.40%, 04/15/2035	100,000	101,684
Sempra
3.25%, 06/15/2027	200,000	197,316

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.25%, 03/15/2036	$25,000	$24,696
5.50%, 08/01/2033	200,000	206,055
6.55%, 04/01/2055	15,000	15,154
Southern California Edison Co.
5.20%, 06/01/2034	100,000	99,012
5.25%, 03/15/2030	100,000	101,594
5.45%, 03/01/2035	50,000	49,919
5.95%, 11/01/2032	200,000	208,992
Southern Co.
3.70%, 04/30/2030	300,000	290,682
5.50%, 03/15/2029	200,000	205,635
Union Electric Co.
5.20%, 04/01/2034	100,000	101,644
Virginia Electric & Power Co.
5.15%, 03/15/2035	200,000	200,114
Vistra Operations Co. LLC
5.00%, 04/30/2031*	50,000	49,858
5.25%, 04/30/2033*	50,000	49,840
5.55%, 04/30/2036*	50,000	49,519
WEC Energy Group, Inc.
1.38%, 10/15/2027	300,000	287,702
Wisconsin Power & Light Co.
3.00%, 07/01/2029	300,000	287,601
Xcel Energy, Inc.
5.60%, 04/15/2035	100,000	101,843
		13,009,991
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.00%, 12/21/2028	100,000	94,646
Electronics — 0.3%
Allegion PLC
3.50%, 10/01/2029	200,000	192,692
Amphenol Corp.
2.20%, 09/15/2031	100,000	88,627
3.80%, 11/15/2027	100,000	99,412
4.40%, 02/15/2033	100,000	97,749
Arrow Electronics, Inc.
5.15%, 08/21/2029	100,000	101,041
Flex, Ltd.
5.25%, 01/15/2032	100,000	100,614
Honeywell International, Inc.
1.75%, 09/01/2031	100,000	86,989
4.50%, 01/15/2034	100,000	98,207
5.00%, 03/01/2035	100,000	100,485
Jabil, Inc.
3.95%, 01/12/2028	300,000	297,155
TD SYNNEX Corp.
2.38%, 08/09/2028	200,000	190,178
		1,453,149
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.
4.75%, 03/03/2031	6,000	5,938
5.38%, 03/03/2036	30,000	29,131
		35,069
Environmental Control — 0.2%
Republic Services, Inc.
3.95%, 05/15/2028	300,000	298,375
5.00%, 04/01/2034	100,000	100,925
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
Veralto Corp.
5.35%, 09/18/2028	$100,000	$101,950
Waste Connections, Inc.
3.20%, 06/01/2032	100,000	92,419
Waste Management, Inc.
3.15%, 11/15/2027	200,000	197,166
4.15%, 04/15/2032	100,000	98,049
4.80%, 03/15/2032	100,000	101,129
		990,013
Food — 0.5%
Kellanova
3.40%, 11/15/2027	200,000	197,536
Conagra Brands, Inc.
4.85%, 11/01/2028	200,000	200,379
Flowers Foods, Inc.
5.75%, 03/15/2035	15,000	14,454
General Mills, Inc.
5.25%, 01/30/2035	50,000	49,756
Hershey Co.
1.70%, 06/01/2030	200,000	179,816
J.M. Smucker Co.
4.25%, 03/15/2035	200,000	185,709
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/2032	200,000	178,186
5.50%, 01/15/2036	50,000	49,841
Kraft Heinz Foods Co.
3.75%, 04/01/2030	50,000	48,430
3.88%, 05/15/2027	200,000	199,054
Kroger Co.
4.50%, 01/15/2029	200,000	200,427
5.00%, 09/15/2034	100,000	98,784
McCormick & Co., Inc.
4.70%, 10/15/2034	15,000	14,429
Mondelez International, Inc.
4.13%, 05/07/2028	200,000	198,957
Pilgrim's Pride Corp.
4.25%, 04/15/2031	200,000	192,229
Sysco Corp.
5.10%, 09/23/2030	200,000	202,472
The Campbell's Company
5.40%, 03/21/2034	100,000	97,221
Tyson Foods, Inc.
4.35%, 03/01/2029	200,000	199,389
		2,507,069
Forest Products & Paper — 0.1%
Suzano Austria GmbH
2.50%, 09/15/2028	200,000	190,416
Suzano Netherlands BV
5.50%, 01/15/2036	100,000	97,955
		288,371
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/2031	20,000	17,481
5.20%, 08/15/2035	15,000	15,261
5.90%, 11/15/2033	20,000	21,337
CenterPoint Energy Resources Corp.
5.40%, 07/01/2034	15,000	15,330
National Fuel Gas Co.
4.75%, 09/01/2028	200,000	199,573

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas (continued)
NiSource, Inc.
3.60%, 05/01/2030	$200,000	$193,074
5.35%, 07/15/2035	100,000	100,915
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	200,000	194,186
Southern California Gas Co.
2.55%, 02/01/2030	200,000	187,459
5.45%, 06/15/2035	50,000	51,207
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	25,000	21,989
4.95%, 09/15/2034	15,000	14,791
5.10%, 09/15/2035	25,000	24,710
Southwest Gas Corp.
4.05%, 03/15/2032	20,000	19,084
Spire, Inc.
4.60%, 09/01/2031	10,000	9,902
6.25%, 06/01/2056	15,000	14,949
		1,101,248
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.30%, 03/15/2030	100,000	91,640
Healthcare-Products — 0.3%
Abbott Laboratories
4.00%, 03/15/2031	100,000	98,137
4.30%, 03/15/2033	100,000	97,682
4.65%, 03/15/2036	120,000	116,532
Augusta SpinCo Corp.
4.66%, 03/23/2031	25,000	24,946
4.95%, 03/23/2033	25,000	24,878
5.25%, 03/23/2036	25,000	24,899
Baxter International, Inc.
2.54%, 02/01/2032	200,000	169,928
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	50,000	50,728
5.91%, 11/22/2032	200,000	211,036
Medtronic, Inc.
4.38%, 03/15/2035	50,000	48,275
Solventum Corp.
5.40%, 03/01/2029	139,000	142,129
Stryker Corp.
4.85%, 02/10/2030	100,000	101,284
5.20%, 02/10/2035	100,000	101,301
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	50,000	49,497
5.09%, 08/10/2033	200,000	203,420
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	200,000	178,788
		1,643,460
Healthcare-Services — 0.7%
Advocate Health & Hospitals Corp.
3.83%, 08/15/2028	50,000	49,592
Ascension Health
4.92%, 11/15/2035	50,000	49,376
Cigna Group
2.38%, 03/15/2031	200,000	180,440
2.40%, 03/15/2030	100,000	92,595
4.38%, 10/15/2028	200,000	200,017
5.25%, 01/15/2036	50,000	50,158
CommonSpirit Health
3.35%, 10/01/2029	100,000	95,747
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
5.21%, 12/01/2031	$200,000	$203,510
Elevance Health, Inc.
2.88%, 09/15/2029	200,000	189,819
4.95%, 11/01/2031	200,000	201,790
5.00%, 01/15/2036	50,000	49,160
5.50%, 10/15/2032	100,000	103,242
HCA, Inc.
3.50%, 09/01/2030	200,000	190,162
4.13%, 06/15/2029	200,000	197,311
5.45%, 09/15/2034	100,000	101,225
5.63%, 09/01/2028	50,000	50,954
5.75%, 03/01/2035	150,000	154,427
Humana, Inc.
5.38%, 04/15/2031	200,000	202,733
5.55%, 05/01/2035	25,000	24,842
Kaiser Foundation Hospitals
3.15%, 05/01/2027	60,000	59,385
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	100,000	97,656
Quest Diagnostics, Inc.
5.00%, 12/15/2034	100,000	99,633
UnitedHealth Group, Inc.
2.95%, 10/15/2027	100,000	98,295
3.85%, 06/15/2028	200,000	198,542
4.50%, 04/15/2033	100,000	98,054
4.90%, 04/15/2031	200,000	203,104
5.00%, 04/15/2034	100,000	100,131
5.15%, 07/15/2034	150,000	151,791
Universal Health Services, Inc.
4.63%, 10/15/2029	200,000	198,583
		3,692,274
Home Builders — 0.0%
DR Horton, Inc.
5.00%, 10/15/2034	20,000	19,802
5.50%, 10/15/2035	20,000	20,416
Meritage Homes Corp.
5.65%, 03/15/2035	15,000	15,127
PulteGroup, Inc.
6.00%, 02/15/2035	50,000	52,410
		107,755
Household Products/Wares — 0.1%
Avery Dennison Corp.
5.75%, 03/15/2033	100,000	104,020
Kimberly-Clark Corp.
1.05%, 09/15/2027	100,000	95,983
2.00%, 11/02/2031	50,000	44,123
		244,126
Insurance — 0.8%
Allstate Corp.
1.45%, 12/15/2030	100,000	87,093
5.95%, 04/01/2036	25,000	26,335
American International Group, Inc.
3.88%, 01/15/2035	25,000	22,972
5.45%, 05/07/2035	30,000	30,594
Aon Corp.
2.80%, 05/15/2030	200,000	186,421
Aon North America, Inc.
5.45%, 03/01/2034	100,000	102,194
Arthur J Gallagher & Co.
5.00%, 02/15/2032	200,000	200,406

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Assurant, Inc.
2.65%, 01/15/2032	$100,000	$87,652
Assured Guaranty US Holdings, Inc.
6.13%, 09/15/2028	50,000	51,743
Berkshire Hathaway Finance Corp.
2.88%, 03/15/2032	100,000	92,702
Brighthouse Financial, Inc.
3.70%, 06/22/2027	100,000	98,207
Brown & Brown, Inc.
4.20%, 03/17/2032	100,000	94,885
5.55%, 06/23/2035	30,000	29,902
Chubb INA Holdings LLC
1.38%, 09/15/2030	200,000	175,557
4.90%, 08/15/2035	50,000	49,361
CNA Financial Corp.
3.90%, 05/01/2029	100,000	98,003
CNO Financial Group, Inc.
5.25%, 05/30/2029	100,000	100,456
Enstar Group, Ltd.
4.95%, 06/01/2029	100,000	99,864
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	100,000	101,149
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	200,000	187,179
Fidelity National Financial, Inc.
4.50%, 08/15/2028	100,000	99,657
First American Financial Corp.
2.40%, 08/15/2031	100,000	86,645
Globe Life, Inc.
4.80%, 06/15/2032	100,000	99,046
Jackson Financial, Inc.
5.17%, 06/08/2027	100,000	100,474
Lincoln National Corp.
3.40%, 01/15/2031	100,000	93,500
Loews Corp.
3.20%, 05/15/2030	100,000	95,161
Manulife Financial Corp.
2.48%, 05/19/2027	100,000	98,313
4.99%, 12/11/2035	30,000	29,516
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	100,000	90,616
4.85%, 11/15/2031	200,000	201,723
5.40%, 09/15/2033	20,000	20,663
MetLife, Inc.
5.38%, 07/15/2033	200,000	207,135
5.70%, 06/15/2035	30,000	31,364
5.85%, 03/15/2056	20,000	19,729
6.38%, 06/15/2034	25,000	27,312
Principal Financial Group, Inc.
2.13%, 06/15/2030	100,000	90,659
Progressive Corp.
3.00%, 03/15/2032	100,000	91,627
Prudential Financial, Inc.
5.13%, 03/01/2052	50,000	48,732
5.20%, 03/14/2035	50,000	50,258
5.75%, 07/15/2033	200,000	211,527
6.50%, 03/15/2054	25,000	25,743
Reinsurance Group of America, Inc.
5.75%, 09/15/2034	30,000	30,681
6.00%, 09/15/2033	100,000	104,170
RenaissanceRe Holdings, Ltd.
5.80%, 04/01/2035	30,000	30,729
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Willis North America, Inc.
2.95%, 09/15/2029	$100,000	$94,817
		4,002,472
Internet — 0.9%
Airbnb, Inc.
4.65%, 03/16/2031	25,000	24,957
5.25%, 03/16/2036	25,000	24,932
Alibaba Group Holding, Ltd.
4.88%, 05/26/2030	200,000	204,290
Alphabet, Inc.
3.70%, 02/15/2029	300,000	296,594
4.50%, 05/15/2035	200,000	195,677
4.70%, 11/15/2035	100,000	98,168
4.80%, 02/15/2036	150,000	148,476
Amazon.com, Inc.
2.10%, 05/12/2031	200,000	179,059
3.15%, 08/22/2027	400,000	395,512
3.45%, 04/13/2029	200,000	196,003
4.25%, 03/13/2031	150,000	148,532
4.35%, 03/20/2033	50,000	48,927
4.65%, 11/20/2035	200,000	194,720
4.80%, 12/05/2034	200,000	201,509
4.88%, 03/13/2036	200,000	197,066
AppLovin Corp.
5.13%, 12/01/2029	200,000	201,597
eBay, Inc.
4.25%, 03/06/2029	100,000	99,581
5.13%, 11/06/2035	50,000	49,406
Expedia Group, Inc.
3.80%, 02/15/2028	200,000	197,493
5.40%, 02/15/2035	30,000	29,786
Meta Platforms, Inc.
4.30%, 08/15/2029	200,000	200,267
4.60%, 11/15/2032	200,000	197,595
4.75%, 08/15/2034	200,000	196,789
4.88%, 11/15/2035	200,000	194,921
Netflix, Inc.
6.38%, 05/15/2029	200,000	211,463
Uber Technologies, Inc.
4.30%, 01/15/2030	200,000	198,415
4.80%, 09/15/2035	50,000	48,698
		4,380,433
Investment Companies — 0.3%
Ares Capital Corp.
2.88%, 06/15/2028	100,000	95,444
5.25%, 04/12/2031	100,000	97,265
5.80%, 03/08/2032	50,000	49,667
Ares Strategic Income Fund
6.20%, 03/21/2032	100,000	99,208
Barings Private Credit Corp.
6.15%, 06/11/2030*	10,000	9,765
Blackstone Private Credit Fund
4.00%, 01/15/2029	100,000	95,189
6.00%, 11/22/2034	25,000	23,736
6.25%, 01/25/2031	100,000	99,897
Blackstone Secured Lending Fund
2.85%, 09/30/2028	50,000	46,894
5.30%, 06/30/2030	50,000	48,708
Blue Owl Capital Corp.
5.95%, 03/15/2029	50,000	49,696

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Investment Companies (continued)
Blue Owl Credit Income Corp.
6.65%, 03/15/2031	$50,000	$49,791
7.75%, 09/16/2027	100,000	101,828
Blue Owl Technology Finance Corp.
6.75%, 04/04/2029	50,000	50,112
Goldman Sachs Private Credit Corp.
5.88%, 01/31/2031*	50,000	49,164
6.15%, 06/16/2031*	20,000	19,829
6.25%, 05/06/2030*	20,000	19,973
Golub Capital BDC, Inc.
6.00%, 07/15/2029	50,000	50,137
Golub Capital Private Credit Fund
5.80%, 09/12/2029	50,000	49,552
HA Sustainable Infrastructure Capital, Inc.
6.00%, 03/15/2036	10,000	9,861
6.38%, 07/01/2034	30,000	30,724
Main Street Capital Corp.
6.95%, 03/01/2029	50,000	51,535
MSD Investment Corp.
6.13%, 02/05/2031*	25,000	24,388
Oaktree Specialty Lending Corp.
7.10%, 02/15/2029	50,000	50,984
Sixth Street Lending Partners
6.13%, 07/15/2030	50,000	50,231
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/2029	50,000	50,739
		1,374,317
Iron/Steel — 0.1%
ArcelorMittal SA
6.80%, 11/29/2032	50,000	55,247
Nucor Corp.
4.65%, 06/01/2030	100,000	100,953
Steel Dynamics, Inc.
5.25%, 05/15/2035	100,000	100,781
Vale Overseas, Ltd.
3.75%, 07/08/2030	200,000	191,618
		448,599
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.
4.75%, 05/15/2033	35,000	33,949
5.38%, 01/15/2036	50,000	49,126
		83,075
Lodging — 0.2%
Choice Hotels International, Inc.
5.85%, 08/01/2034	50,000	50,549
Hyatt Hotels Corp.
5.25%, 06/30/2029	100,000	101,567
5.40%, 12/15/2035	20,000	19,781
Las Vegas Sands Corp.
3.90%, 08/08/2029	100,000	96,454
Marriott International, Inc.
4.50%, 10/15/2031	100,000	98,764
4.63%, 06/15/2030	100,000	99,845
5.30%, 05/15/2034	100,000	100,995
Sands China, Ltd.
5.40%, 08/08/2028	200,000	202,292
		770,247
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
3.95%, 11/14/2028	$50,000	$49,798
4.60%, 11/15/2027	100,000	100,734
4.70%, 11/15/2029	100,000	101,362
5.00%, 05/14/2027	200,000	202,144
Caterpillar, Inc.
5.20%, 05/15/2035	50,000	51,253
		505,291
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC
4.50%, 10/08/2027	200,000	200,149
Deere & Co.
5.45%, 01/16/2035	100,000	104,061
Ingersoll Rand, Inc.
5.70%, 08/14/2033	100,000	104,138
John Deere Capital Corp.
2.80%, 09/08/2027	400,000	393,542
2.80%, 07/18/2029	200,000	191,309
4.95%, 07/14/2028	100,000	101,695
5.15%, 09/08/2033	100,000	103,152
nVent Finance SARL
2.75%, 11/15/2031	100,000	88,956
Otis Worldwide Corp.
2.57%, 02/15/2030	200,000	186,013
Regal Rexnord Corp.
6.30%, 02/15/2030	100,000	104,640
Westinghouse Air Brake Technologies Corp.
5.50%, 05/29/2035	30,000	30,680
		1,608,335
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	200,000	179,102
5.85%, 12/01/2035	40,000	39,028
6.10%, 06/01/2029	300,000	309,852
6.38%, 10/23/2035	100,000	101,038
Comcast Corp.
2.65%, 02/01/2030	300,000	280,699
4.15%, 10/15/2028	300,000	298,882
5.30%, 06/01/2034	200,000	202,802
5.30%, 05/15/2035	50,000	50,904
Fox Corp.
4.71%, 01/25/2029	200,000	200,471
Walt Disney Co.
2.65%, 01/13/2031	200,000	185,726
3.80%, 03/22/2030	100,000	98,148
4.63%, 03/14/2036	30,000	29,196
6.40%, 12/15/2035	30,000	33,298
		2,009,146
Mining — 0.1%
BHP Billiton Finance USA, Ltd.
5.13%, 02/21/2032	200,000	204,836
5.30%, 02/21/2035	100,000	102,124
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	100,000	107,339
Rio Tinto Finance USA PLC
4.88%, 03/14/2030	100,000	101,487
5.25%, 03/14/2035	100,000	101,777
		617,563

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Miscellaneous Manufacturing — 0.2%
3M Co.
2.38%, 08/26/2029	$200,000	$187,743
Eaton Corp.
4.00%, 11/02/2032	50,000	48,492
4.15%, 03/15/2033	100,000	96,958
4.20%, 03/06/2031	200,000	197,220
Parker-Hannifin Corp.
3.25%, 06/14/2029	100,000	96,705
Textron, Inc.
6.10%, 11/15/2033	100,000	106,248
		733,366
Multi-National — 2.4%
African Development Bank
3.50%, 09/18/2029	300,000	295,366
4.13%, 01/22/2036	200,000	195,186
Asian Development Bank
1.75%, 09/19/2029	200,000	186,120
3.13%, 08/20/2027	500,000	494,989
3.75%, 04/25/2028	300,000	299,100
4.00%, 01/12/2033	500,000	493,590
4.38%, 01/14/2028	400,000	403,038
4.50%, 08/25/2028	300,000	303,838
Asian Infrastructure Investment Bank
4.25%, 03/13/2034	400,000	399,588
Corp. Andina de Fomento
4.13%, 06/30/2028	200,000	200,030
European Bank for Reconstruction & Development
4.13%, 01/25/2029	300,000	301,337
European Investment Bank
3.75%, 11/15/2029	300,000	297,872
3.75%, 03/13/2031	200,000	197,314
3.88%, 03/15/2028	500,000	499,693
4.00%, 02/15/2029	300,000	300,568
4.13%, 02/13/2034	200,000	198,018
4.25%, 08/16/2032	100,000	100,440
4.50%, 10/16/2028	400,000	405,368
4.50%, 03/14/2030	300,000	305,530
4.63%, 02/12/2035	300,000	306,094
4.75%, 06/15/2029	300,000	307,108
Inter-American Development Bank
0.63%, 09/16/2027	500,000	478,063
1.13%, 07/20/2028	300,000	282,292
3.50%, 04/12/2033	400,000	382,213
4.13%, 01/23/2036	200,000	195,424
4.50%, 02/15/2030	200,000	203,567
Inter-American Investment Corp.
3.63%, 11/20/2028	200,000	198,125
International Bank for Reconstruction & Development
0.75%, 11/24/2027	2,000,000	1,904,649
1.13%, 09/13/2028	400,000	374,912
3.13%, 06/15/2027	500,000	495,552
4.38%, 08/27/2035	200,000	199,980
4.63%, 01/15/2032	500,000	512,715
International Finance Corp.
3.88%, 07/02/2030	200,000	198,965
4.50%, 01/21/2028	400,000	403,748
		12,320,392
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/2031	150,000	138,078
Security Description	Shares or Principal Amount	Value

Oil & Gas — 0.9%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	$200,000	$180,942
3.94%, 09/21/2028	300,000	297,886
5.23%, 11/17/2034	200,000	203,895
Canadian Natural Resources, Ltd.
5.40%, 12/15/2034	100,000	101,548
Chevron USA, Inc.
4.48%, 02/26/2028	200,000	201,221
4.50%, 10/15/2032	200,000	200,429
ConocoPhillips Co.
4.70%, 01/15/2030	200,000	201,908
Coterra Energy, Inc.
4.38%, 03/15/2029	100,000	99,570
5.40%, 02/15/2035	30,000	30,265
Devon Energy Corp.
5.20%, 09/15/2034	100,000	100,390
Diamondback Energy, Inc.
3.13%, 03/24/2031	200,000	186,958
EOG Resources, Inc.
5.00%, 07/15/2032	100,000	101,339
EQT Corp.
5.70%, 04/01/2028	200,000	203,846
Equinor ASA
4.75%, 11/14/2035	200,000	196,991
Expand Energy Corp.
5.70%, 01/15/2035	100,000	101,991
Exxon Mobil Corp.
2.44%, 08/16/2029	50,000	47,507
3.48%, 03/19/2030	200,000	194,586
Helmerich & Payne, Inc.
5.50%, 12/01/2034	50,000	49,420
Hess Corp.
7.88%, 10/01/2029	100,000	110,969
HF Sinclair Corp.
5.00%, 02/01/2028	200,000	199,546
6.25%, 01/15/2035	50,000	51,856
Marathon Petroleum Corp.
3.80%, 04/01/2028	150,000	148,143
Occidental Petroleum Corp.
5.55%, 10/01/2034	100,000	101,748
Ovintiv, Inc.
6.50%, 08/15/2034	50,000	53,596
Phillips 66 Co.
4.95%, 03/15/2035	100,000	98,980
5.30%, 06/30/2033	100,000	101,998
Pioneer Natural Resources Co.
1.90%, 08/15/2030	200,000	180,667
Shell Finance US, Inc.
3.88%, 11/13/2028*	300,000	297,935
4.75%, 01/06/2036	50,000	49,117
TotalEnergies Capital SA
5.15%, 04/05/2034	100,000	102,161
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	40,000	39,556
4.86%, 01/13/2036	25,000	24,617
Valero Energy Corp.
4.00%, 04/01/2029	200,000	197,860
Viper Energy Partners LLC
5.70%, 08/01/2035	50,000	50,759
Woodside Finance, Ltd.
5.10%, 09/12/2034	50,000	49,284

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
5.70%, 05/19/2032	$25,000	$25,975
6.00%, 05/19/2035	25,000	26,001
		4,611,460
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
4.35%, 06/15/2031	40,000	39,531
4.65%, 06/15/2033	25,000	24,605
		64,136
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
5.63%, 05/26/2033	100,000	103,286
Amcor Flexibles North America, Inc.
5.50%, 03/17/2035	50,000	50,756
Berry Global, Inc.
5.65%, 01/15/2034	100,000	102,517
Packaging Corp. of America
5.20%, 08/15/2035	20,000	19,942
Sonoco Products Co.
4.60%, 09/01/2029	200,000	199,648
WRKCo., Inc.
4.20%, 06/01/2032	200,000	191,914
		668,063
Pharmaceuticals — 1.4%
AbbVie, Inc.
3.20%, 11/21/2029	250,000	240,571
3.78%, 03/03/2028	100,000	99,319
4.50%, 05/14/2035	100,000	96,635
4.55%, 03/15/2035	50,000	48,523
4.65%, 03/15/2028	200,000	201,698
4.75%, 03/15/2036	50,000	48,892
4.95%, 03/15/2031	100,000	102,058
5.05%, 03/15/2034	100,000	101,384
5.20%, 03/15/2035	50,000	50,881
Astrazeneca Finance LLC
1.75%, 05/28/2028	300,000	285,803
4.60%, 03/02/2036	25,000	24,358
AstraZeneca PLC
1.38%, 08/06/2030	200,000	177,015
Becton Dickinson & Co.
5.11%, 02/08/2034	100,000	100,634
Becton Dickinson and Co.
1.96%, 02/11/2031	100,000	88,290
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	50,000	45,879
3.40%, 07/26/2029	100,000	97,296
3.45%, 11/15/2027	200,000	198,273
5.10%, 02/22/2031	50,000	51,340
5.20%, 02/22/2034	100,000	102,413
Cardinal Health, Inc.
4.50%, 09/15/2030	25,000	24,871
5.00%, 11/15/2029	150,000	152,212
Cencora, Inc.
4.85%, 12/15/2029	200,000	202,425
CVS Health Corp.
1.30%, 08/21/2027	50,000	48,032
3.25%, 08/15/2029	200,000	191,772
4.30%, 03/25/2028	150,000	149,420
5.13%, 02/21/2030	200,000	203,294
5.25%, 02/21/2033	100,000	101,496
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
5.40%, 06/01/2029	$100,000	$102,355
5.45%, 09/15/2035	50,000	50,472
5.70%, 06/01/2034	50,000	51,608
Eli Lilly & Co.
4.25%, 03/15/2031	50,000	49,741
4.70%, 02/09/2034	100,000	99,869
4.90%, 02/12/2032	200,000	204,214
5.10%, 02/12/2035	200,000	203,556
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/2028	200,000	198,891
4.88%, 04/15/2035	50,000	49,852
Johnson & Johnson
2.90%, 01/15/2028	200,000	196,367
4.95%, 06/01/2034	200,000	206,557
McKesson Corp.
4.95%, 05/30/2032	100,000	101,503
Merck & Co., Inc.
2.15%, 12/10/2031	200,000	177,071
3.40%, 03/07/2029	200,000	195,853
4.95%, 09/15/2035	100,000	99,812
Novartis Capital Corp.
3.80%, 09/18/2029	200,000	197,222
4.10%, 03/16/2029	40,000	39,879
4.10%, 11/05/2030	50,000	49,345
4.30%, 11/05/2032	50,000	49,312
4.40%, 03/18/2031	50,000	49,926
4.60%, 03/18/2033	60,000	59,581
4.90%, 03/18/2036	70,000	69,511
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	100,000	100,447
4.65%, 05/19/2030	200,000	201,474
Pfizer, Inc.
1.75%, 08/18/2031	200,000	174,989
2.63%, 04/01/2030	200,000	187,519
4.20%, 11/15/2030	50,000	49,605
4.88%, 11/15/2035	50,000	49,495
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	200,000	202,642
Takeda US Financing, Inc.
5.20%, 07/07/2035	200,000	200,275
Viatris, Inc.
2.70%, 06/22/2030	100,000	91,128
Zoetis, Inc.
4.15%, 08/17/2028	50,000	49,772
5.00%, 08/17/2035	50,000	49,788
		7,094,415
Pipelines — 1.0%
Boardwalk Pipelines LP
5.63%, 08/01/2034	50,000	51,310
Cheniere Energy Partners LP
3.25%, 01/31/2032	200,000	183,050
Cheniere Energy, Inc.
4.63%, 10/15/2028	200,000	199,348
DCP Midstream Operating LP
5.13%, 05/15/2029	150,000	152,165
Enbridge, Inc.
5.55%, 06/20/2035	200,000	204,372
5.70%, 03/08/2033	200,000	207,120
6.00%, 11/15/2028	100,000	103,757
Energy Transfer LP
5.50%, 06/01/2027	200,000	201,789
5.70%, 04/01/2035	50,000	51,225

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
6.40%, 12/01/2030	$200,000	$213,468
6.55%, 12/01/2033	200,000	216,810
Enterprise Products Operating LLC
2.80%, 01/31/2030	200,000	188,981
5.20%, 01/15/2036	45,000	45,396
5.35%, 01/31/2033	200,000	206,548
Kinder Morgan, Inc.
5.20%, 06/01/2033	100,000	101,721
5.40%, 02/01/2034	100,000	102,356
7.80%, 08/01/2031	200,000	228,343
MPLX LP
4.95%, 09/01/2032	200,000	200,036
5.40%, 09/15/2035	100,000	99,856
ONEOK, Inc.
5.40%, 10/15/2035	100,000	99,913
6.05%, 09/01/2033	100,000	105,188
6.10%, 11/15/2032	200,000	211,096
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	200,000	193,641
5.60%, 01/15/2036	50,000	50,085
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	200,000	199,119
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	100,000	100,639
Targa Resources Corp.
5.55%, 08/15/2035	50,000	50,646
6.13%, 03/15/2033	100,000	105,781
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	190,414
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	200,000	196,124
Western Midstream Operating LP
4.05%, 02/01/2030	200,000	194,757
Williams Cos., Inc.
2.60%, 03/15/2031	200,000	181,573
5.15%, 03/15/2034	100,000	100,104
5.30%, 08/15/2028	200,000	203,705
5.60%, 03/15/2035	100,000	102,406
		5,242,842
Private Equity — 0.0%
Blackstone Reg Finance Co. LLC
5.00%, 12/06/2034	50,000	49,443
Brookfield Finance, Inc.
4.85%, 03/29/2029	50,000	50,177
5.68%, 01/15/2035	50,000	50,772
Carlyle Group, Inc.
5.05%, 09/19/2035	25,000	24,163
KKR & Co, Inc.
5.10%, 08/07/2035	30,000	29,247
		203,802
Real Estate — 0.0%
CBRE Services, Inc.
5.95%, 08/15/2034	100,000	104,359
REITS — 1.4%
Agree LP
2.60%, 06/15/2033	50,000	42,548
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/2032	100,000	83,578
2.75%, 12/15/2029	100,000	93,200
Security Description	Shares or Principal Amount	Value

REITS (continued)
5.25%, 03/15/2036	$50,000	$48,612
American Assets Trust LP
6.15%, 10/01/2034	15,000	15,034
American Homes 4 Rent LP
5.50%, 02/01/2034	100,000	101,401
American Tower Corp.
3.55%, 07/15/2027	200,000	198,073
3.80%, 08/15/2029	200,000	195,539
5.55%, 07/15/2033	200,000	206,010
Americold Realty Operating Partnership LP
5.41%, 09/12/2034	15,000	14,427
AvalonBay Communities, Inc.
5.30%, 12/07/2033	100,000	102,677
Boston Properties LP
3.25%, 01/30/2031	100,000	92,448
4.50%, 12/01/2028	100,000	99,772
5.75%, 01/15/2035	100,000	100,462
Brixmor Operating Partnership LP
2.50%, 08/16/2031	100,000	89,276
5.75%, 02/15/2035	50,000	51,686
Camden Property Trust
4.10%, 10/15/2028	100,000	99,520
4.90%, 02/28/2036	20,000	19,449
Cousins Properties LP
4.88%, 03/01/2033	30,000	29,032
Crown Castle, Inc.
2.10%, 04/01/2031	200,000	175,318
3.30%, 07/01/2030	200,000	188,356
Digital Realty Trust LP
3.60%, 07/01/2029	100,000	97,309
EPR Properties
4.95%, 04/15/2028	100,000	100,019
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/2034	100,000	102,017
Equinix, Inc.
3.90%, 04/15/2032	100,000	94,887
ERP Operating LP
4.15%, 12/01/2028	100,000	99,479
Essex Portfolio LP
4.00%, 03/01/2029	100,000	98,700
4.88%, 02/15/2036	30,000	29,012
Extra Space Storage LP
2.35%, 03/15/2032	100,000	86,557
4.95%, 01/15/2033	50,000	49,583
5.70%, 04/01/2028	100,000	102,035
Federal Realty OP LP
3.25%, 07/15/2027	100,000	98,600
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	100,000	89,617
5.25%, 02/15/2033	25,000	24,588
5.30%, 01/15/2029	50,000	50,399
5.63%, 03/01/2036	25,000	24,569
Healthpeak OP LLC
3.00%, 01/15/2030	100,000	94,210
5.25%, 12/15/2032	100,000	100,928
Highwoods Realty LP
4.13%, 03/15/2028	100,000	98,579
Host Hotels & Resorts LP
3.38%, 12/15/2029	100,000	95,235
5.50%, 04/15/2035	30,000	30,088
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	50,000	42,972
2.70%, 01/15/2034	100,000	83,910

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Kilroy Realty LP
4.25%, 08/15/2029	$100,000	$96,961
6.25%, 01/15/2036	25,000	25,023
Kimco Realty OP LLC
6.40%, 03/01/2034	100,000	108,682
LXP Industrial Trust
2.38%, 10/01/2031	100,000	87,073
Mid-America Apartments LP
3.60%, 06/01/2027	100,000	99,330
4.95%, 03/01/2035	20,000	19,755
NNN REIT, Inc.
3.50%, 10/15/2027	100,000	98,832
5.60%, 10/15/2033	15,000	15,383
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	20,000	18,566
4.75%, 01/15/2028	100,000	100,069
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/2031	100,000	89,076
Piedmont Operating Partnership LP
5.63%, 01/15/2033	20,000	19,686
Prologis LP
3.88%, 09/15/2028	100,000	99,020
4.63%, 01/15/2033	100,000	98,946
4.75%, 06/15/2033	100,000	99,233
5.00%, 01/31/2035	100,000	99,672
Public Storage Operating Co.
1.95%, 11/09/2028	100,000	94,475
2.25%, 11/09/2031	100,000	88,883
Realty Income Corp.
3.25%, 01/15/2031	100,000	94,121
4.70%, 12/15/2028	100,000	100,728
5.13%, 02/15/2034	100,000	100,754
5.13%, 04/15/2035	50,000	50,096
5.63%, 10/13/2032	50,000	52,190
Regency Centers LP
3.70%, 06/15/2030	100,000	96,983
Safehold GL Holdings LLC
2.80%, 06/15/2031	100,000	90,578
Simon Property Group LP
2.45%, 09/13/2029	100,000	93,781
2.65%, 07/15/2030	100,000	93,000
2.65%, 02/01/2032	100,000	89,435
5.13%, 10/01/2035	50,000	49,965
Store Capital LLC
2.75%, 11/18/2030	100,000	90,258
Sun Communities Operating LP
2.30%, 11/01/2028	100,000	94,765
UDR, Inc.
2.10%, 08/01/2032	100,000	84,908
Ventas Realty LP
5.00%, 01/15/2035	50,000	49,216
VICI Properties LP
5.13%, 05/15/2032	100,000	99,140
5.63%, 04/01/2035	30,000	30,095
Welltower OP LLC
2.80%, 06/01/2031	100,000	91,859
5.13%, 07/01/2035	50,000	50,132
Weyerhaeuser Co.
4.00%, 04/15/2030	200,000	194,932
Security Description	Shares or Principal Amount	Value

REITS (continued)
WP Carey, Inc.
3.85%, 07/15/2029	$100,000	$97,743
		6,893,055
Retail — 0.7%
AutoNation, Inc.
3.85%, 03/01/2032	100,000	93,311
AutoZone, Inc.
4.00%, 04/15/2030	100,000	97,846
6.55%, 11/01/2033	100,000	109,098
Costco Wholesale Corp.
1.60%, 04/20/2030	200,000	181,172
Dollar General Corp.
5.20%, 07/05/2028	200,000	202,908
Genuine Parts Co.
2.75%, 02/01/2032	100,000	87,076
Home Depot, Inc.
3.90%, 12/06/2028	100,000	99,479
4.50%, 09/15/2032	200,000	200,418
4.75%, 06/25/2029	200,000	203,097
4.95%, 06/25/2034	100,000	100,614
Lowe's Cos., Inc.
1.70%, 09/15/2028	200,000	188,203
1.70%, 10/15/2030	200,000	177,038
3.65%, 04/05/2029	200,000	196,101
4.85%, 10/15/2035	100,000	97,590
McDonald's Corp.
3.60%, 07/01/2030	200,000	194,327
4.40%, 02/12/2031	25,000	24,932
4.60%, 05/15/2030	200,000	201,975
O'Reilly Automotive, Inc.
4.20%, 04/01/2030	200,000	197,206
Starbucks Corp.
2.55%, 11/15/2030	200,000	183,662
3.55%, 08/15/2029	100,000	97,591
Target Corp.
3.38%, 04/15/2029	50,000	48,875
4.50%, 09/15/2034	50,000	48,696
5.00%, 04/15/2035	50,000	50,176
Tractor Supply Co.
1.75%, 11/01/2030	20,000	17,666
Walmart, Inc.
3.70%, 06/26/2028	200,000	198,795
4.10%, 04/15/2033	200,000	197,055
4.90%, 04/28/2035	100,000	101,250
		3,596,157
Semiconductors — 0.7%
Analog Devices, Inc.
1.70%, 10/01/2028	300,000	282,977
Applied Materials, Inc.
4.00%, 01/15/2031	100,000	98,115
Broadcom, Inc.
2.45%, 02/15/2031	200,000	182,181
3.14%, 11/15/2035*	100,000	85,233
3.42%, 04/15/2033	200,000	183,242
3.47%, 04/15/2034	200,000	180,498
4.20%, 10/15/2030	200,000	197,520
4.75%, 04/15/2029	100,000	101,094
4.80%, 10/15/2034	100,000	98,673
5.20%, 07/15/2035	200,000	201,725
Intel Corp.
2.45%, 11/15/2029	200,000	186,340

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
3.75%, 08/05/2027	$200,000	$198,323
5.20%, 02/10/2033	200,000	202,566
Marvell Technology, Inc.
2.45%, 04/15/2028	200,000	192,586
Microchip Technology, Inc.
5.05%, 02/15/2030	100,000	101,014
NVIDIA Corp.
2.00%, 06/15/2031	200,000	179,229
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65%, 02/15/2032	200,000	177,612
QUALCOMM, Inc.
1.30%, 05/20/2028	200,000	188,837
4.65%, 05/20/2035	200,000	197,467
Texas Instruments, Inc.
4.90%, 03/14/2033	200,000	204,225
		3,439,457
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	200,000	189,650
Software — 0.9%
Adobe, Inc.
2.30%, 02/01/2030	200,000	184,511
Broadridge Financial Solutions, Inc.
2.90%, 12/01/2029	100,000	93,832
Cadence Design Systems, Inc.
4.30%, 09/10/2029	100,000	99,716
Concentrix Corp.
6.60%, 08/02/2028	100,000	99,101
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	100,000	88,793
4.55%, 03/10/2029	70,000	69,727
4.80%, 03/10/2031	60,000	59,679
Fiserv, Inc.
3.50%, 07/01/2029	200,000	192,288
5.15%, 08/12/2034	100,000	97,446
5.45%, 03/02/2028	200,000	202,501
Intuit, Inc.
1.35%, 07/15/2027	300,000	290,187
Microsoft Corp.
1.35%, 09/15/2030	400,000	356,149
MSCI, Inc.
5.25%, 09/01/2035	35,000	34,447
Oracle Corp.
2.88%, 03/25/2031	100,000	88,873
4.30%, 07/08/2034	100,000	88,949
4.45%, 09/26/2030	200,000	192,902
4.70%, 09/27/2034	200,000	182,649
5.20%, 09/26/2035	200,000	186,355
5.35%, 05/04/2033	100,000	97,237
5.70%, 02/04/2036	145,000	139,250
6.25%, 11/09/2032	200,000	205,281
Paychex, Inc.
5.60%, 04/15/2035	100,000	100,159
Roper Technologies, Inc.
1.75%, 02/15/2031	200,000	173,402
Salesforce, Inc.
1.95%, 07/15/2031	50,000	43,592
4.50%, 03/15/2028	400,000	400,376
4.65%, 03/15/2029	130,000	130,253
4.90%, 09/15/2031	120,000	119,647
5.20%, 03/15/2033	100,000	99,821
Security Description	Shares or Principal Amount	Value

Software (continued)
5.55%, 03/15/2036	$150,000	$149,586
Synopsys, Inc.
4.65%, 04/01/2028	200,000	201,194
5.15%, 04/01/2035	100,000	100,011
Workday, Inc.
3.70%, 04/01/2029	200,000	194,971
		4,762,885
Telecommunications — 0.9%
America Movil SAB de CV
6.38%, 03/01/2035	50,000	54,303
AT&T, Inc.
2.30%, 06/01/2027	300,000	293,598
2.55%, 12/01/2033	200,000	169,097
4.10%, 02/15/2028	200,000	199,246
4.50%, 05/15/2035	75,000	71,020
5.38%, 08/15/2035	100,000	100,821
5.40%, 02/15/2034	200,000	203,811
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/2032	100,000	86,744
British Telecommunications PLC
9.63%, 12/15/2030	100,000	119,239
Cisco Systems, Inc.
4.85%, 02/26/2029	100,000	101,651
4.95%, 02/26/2031	200,000	204,702
5.05%, 02/26/2034	100,000	101,339
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	100,000	114,607
Motorola Solutions, Inc.
2.30%, 11/15/2030	200,000	180,657
Orange SA
9.00%, 03/01/2031	100,000	117,575
Rogers Communications, Inc.
5.00%, 02/15/2029	200,000	201,686
Sprint Capital Corp.
6.88%, 11/15/2028	300,000	316,756
T-Mobile USA, Inc.
3.38%, 04/15/2029	100,000	97,054
3.88%, 04/15/2030	200,000	194,736
4.95%, 11/15/2035	200,000	195,379
5.05%, 07/15/2033	200,000	200,926
5.15%, 04/15/2034	200,000	201,101
Verizon Communications, Inc.
2.36%, 03/15/2032	200,000	174,867
2.55%, 03/21/2031	200,000	181,894
4.33%, 09/21/2028	400,000	400,312
4.50%, 08/10/2033	200,000	194,183
5.25%, 04/02/2035	200,000	199,961
		4,677,265
Transportation — 0.3%
Canadian National Railway Co.
3.85%, 08/05/2032	150,000	143,568
Canadian Pacific Railway Co.
7.13%, 10/15/2031	150,000	167,584
CSX Corp.
4.25%, 03/15/2029	200,000	199,826
FedEx Corp.
3.10%, 08/05/2029	200,000	192,103
Fedex Freight Holding Co, Inc.
4.95%, 03/15/2033*	50,000	49,111
5.25%, 03/15/2036*	50,000	48,669

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
GXO Logistics, Inc.
6.25%, 05/06/2029	$100,000	$103,801
Norfolk Southern Corp.
5.55%, 03/15/2034	100,000	103,976
Ryder System, Inc.
6.30%, 12/01/2028	150,000	156,581
6.60%, 12/01/2033	50,000	54,881
Union Pacific Corp.
3.95%, 09/10/2028	200,000	198,967
5.10%, 02/20/2035	100,000	101,750
United Parcel Service, Inc.
3.40%, 03/15/2029	200,000	195,460
		1,716,277
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/2031	100,000	87,243
6.90%, 05/01/2034	50,000	55,093
		142,336
Water — 0.1%
American Water Capital Corp.
3.45%, 06/01/2029	200,000	194,629
5.25%, 03/01/2035	30,000	30,441
Essential Utilities, Inc.
2.40%, 05/01/2031	30,000	26,963
5.13%, 03/15/2036	30,000	29,550
5.25%, 08/15/2035	20,000	20,030
		301,613
Total Corporate Bonds & Notes (cost $173,167,253)		173,197,910
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 52.9%
U.S. Government — 52.3%
United States Treasury Bonds
5.38%, 02/15/2031	1,000,000	1,059,180
6.25%, 05/15/2030	1,500,000	1,625,977
United States Treasury Notes
0.38%, 07/31/2027	2,420,000	2,318,095
0.50%, 05/31/2027 to 10/31/2027	4,680,000	4,480,420
0.63%, 05/15/2030 to 08/15/2030	6,000,000	5,231,601
0.88%, 11/15/2030	2,300,000	2,003,156
1.00%, 07/31/2028	2,000,000	1,876,172
1.13%, 02/29/2028 to 02/15/2031	6,290,000	5,834,845
1.25%, 03/31/2028 to 08/15/2031	20,200,000	18,662,341
1.38%, 10/31/2028 to 11/15/2031	11,000,000	10,030,078
1.50%, 11/30/2028 to 02/15/2030	4,190,000	3,924,946
1.63%, 05/15/2031	4,000,000	3,561,719
1.75%, 01/31/2029	4,000,000	3,775,938
1.88%, 02/28/2029 to 02/15/2032	5,000,000	4,607,500
2.38%, 05/15/2027 to 05/15/2029	4,300,000	4,153,176
2.63%, 05/31/2027 to 07/31/2029	8,000,000	7,749,062
2.75%, 04/30/2027 to 08/15/2032	6,260,000	6,112,711
2.88%, 05/15/2028 to 05/15/2032	7,000,000	6,699,453
3.13%, 11/15/2028 to 08/31/2029	5,000,000	4,886,250
3.25%, 06/30/2029	2,000,000	1,960,156
3.38%, 09/15/2027 to 05/15/2033	12,410,000	12,200,614
3.50%, 10/31/2027 to 02/28/2031	20,180,000	19,897,512
3.63%, 08/31/2027 to 09/30/2031	18,890,000	18,652,975
3.75%, 06/30/2027 to 02/28/2033	22,540,000	22,328,704
3.88%, 07/31/2027 to 08/15/2034	24,590,000	24,377,666
4.00%, 10/31/2029 to 11/15/2035	13,520,000	13,422,243
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.13%, 10/31/2029 to 02/15/2036	$16,120,000	$16,085,787
4.25%, 01/15/2028 to 08/15/2035	15,972,000	15,968,815
4.38%, 08/31/2028 to 05/15/2034	14,260,000	14,425,083
4.50%, 12/31/2031 to 11/15/2033	6,000,000	6,112,422
4.63%, 05/31/2031 to 02/15/2035	4,290,000	4,385,391
		268,409,988
U.S. Government Agency — 0.6%
Federal Farm Credit Bank
1.50%, 03/30/2028	500,000	477,630
Federal Home Loan Bank
2.50%, 12/10/2027	500,000	489,470
3.25%, 06/09/2028 to 11/16/2028	1,500,000	1,478,814
4.38%, 09/08/2028	500,000	504,232
4.75%, 03/10/2034	200,000	205,034
		3,155,180
Total U.S. Government & Agency Obligations (cost $274,248,988)		271,565,168
FOREIGN GOVERNMENT OBLIGATIONS — 2.8%
Banks — 0.1%
Korea Development Bank
4.38%, 02/15/2028	400,000	401,748
4.50%, 02/15/2029	200,000	202,210
		603,958
Regional(State/Province) — 0.6%
Province of Alberta Canada
4.50%, 06/26/2029	300,000	304,103
Province of British Columbia Canada
4.70%, 01/24/2028	200,000	202,364
4.80%, 06/11/2035	200,000	202,301
4.90%, 04/24/2029	200,000	204,755
Province of Ontario Canada
1.60%, 02/25/2031	400,000	355,570
2.00%, 10/02/2029	200,000	186,918
3.70%, 09/17/2029	200,000	197,707
3.80%, 01/29/2029	200,000	198,881
4.45%, 11/20/2035	100,000	98,565
Province of Quebec Canada
3.63%, 04/13/2028	400,000	397,502
4.50%, 04/03/2029	200,000	202,507
4.63%, 08/28/2035	100,000	99,713
7.50%, 09/15/2029	200,000	221,216
		2,872,102
Sovereign — 2.1%
Canada Government International Bond
4.63%, 04/30/2029	300,000	305,901
Chile Government International Bond
2.55%, 07/27/2033	200,000	172,110
3.24%, 02/06/2028	400,000	392,060
4.85%, 01/22/2029	200,000	202,350
Export Development Canada
3.88%, 02/14/2028	200,000	199,748
4.13%, 02/13/2029	300,000	301,414
Export-Import Bank of Korea
4.88%, 01/14/2030	200,000	204,307
5.00%, 01/11/2028	200,000	202,891
5.13%, 01/11/2033	200,000	207,386
Indonesia Government International Bond
3.50%, 01/11/2028	200,000	197,793
3.55%, 03/31/2032	200,000	187,678

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
4.40%, 03/10/2029	$200,000	$200,340
4.75%, 09/10/2034	200,000	195,515
Israel Government International Bond
2.75%, 07/03/2030	200,000	184,351
5.38%, 02/19/2030	200,000	203,730
5.50%, 03/12/2034	200,000	203,615
Japan Bank for International Cooperation
1.25%, 01/21/2031	400,000	349,654
2.88%, 07/21/2027	500,000	492,983
4.63%, 07/19/2028	300,000	303,443
Japan International Cooperation Agency
3.25%, 05/25/2027	500,000	496,107
Korea International Bond
3.63%, 02/12/2029	200,000	197,919
3.63%, 10/29/2030	200,000	195,608
Mexico Government International Bond
2.66%, 05/24/2031	200,000	177,530
3.25%, 04/16/2030	200,000	187,260
4.50%, 04/22/2029	200,000	198,960
4.75%, 04/27/2032	200,000	193,100
5.00%, 05/07/2029	200,000	201,800
5.85%, 07/02/2032	200,000	203,170
6.00%, 05/13/2030	200,000	207,000
6.35%, 02/09/2035	200,000	206,500
Panama Government International Bond
2.25%, 09/29/2032	200,000	169,000
3.16%, 01/23/2030	200,000	189,400
3.88%, 03/17/2028	200,000	197,200
7.50%, 03/01/2031	200,000	222,610
Peruvian Government International Bond
2.78%, 01/23/2031	200,000	183,640
3.00%, 01/15/2034	200,000	172,600
5.50%, 03/30/2036	60,000	60,471
Philippine Government International Bond
3.00%, 02/01/2028	400,000	391,757
4.25%, 07/27/2031	200,000	197,931
5.25%, 05/14/2034	200,000	202,463
6.38%, 01/15/2032	200,000	216,461
Republic of Italy Government International Bond
2.88%, 10/17/2029	200,000	191,069
Republic of Poland Government International Bond
4.63%, 04/14/2031	50,000	50,306
4.88%, 02/12/2030	200,000	204,134
4.88%, 10/04/2033	75,000	75,178
5.38%, 02/12/2035	200,000	203,798
5.38%, 04/14/2036	75,000	75,592
Svensk Exportkredit AB
3.75%, 09/13/2027	600,000	598,261
Uruguay Government International Bond
4.38%, 01/23/2031	200,000	200,460
		10,974,554
Total Foreign Government Obligations (cost $14,422,044)		14,450,614
MUNICIPAL SECURITIES — 0.2%
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
4.13%, 05/15/2032	150,000	147,302
Security Description	Shares or Principal Amount	Value

State Board of Administration Finance Corp. Revenue Bonds
5.53%, 07/01/2034	$150,000	$156,782
State of California General Obligation Bonds
5.75%, 10/01/2031	100,000	107,460
6.00%, 03/01/2033	200,000	215,778
State of Connecticut General Obligation Bonds
5.85%, 03/15/2032	100,000	106,673
State of Illinois General Obligation Bonds
6.63%, 02/01/2035	45,000	47,047
State of Oregon General Obligation Bonds
5.89%, 06/01/2027	55,189	55,767
Texas Department of Transportation State Highway Fund Revenue Bonds
5.18%, 04/01/2030	60,000	60,865
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.10%, 04/01/2035	118,618	121,791
Total Municipal Securities (cost $1,007,127)		1,019,465
UNAFFILIATED INVESTMENT COMPANIES — 8.4%
iShares 1-3 Year Treasury Bond ETF	135,000	11,134,800
iShares 3-7 Year Treasury Bond ETF	150,000	17,734,500
iShares 7-10 Year Treasury Bond ETF	150,000	14,247,000
Total Unaffiliated Investment Companies (cost $44,186,123)		43,116,300
Total Long-Term Investment Securities (cost $507,031,535)		503,349,457
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(2) (cost $3,319,454)	3,319,454	3,319,454
TOTAL INVESTMENTS (cost $510,350,989)	98.8%	506,668,911
Other assets less liabilities	1.2	6,273,379
NET ASSETS	100.0%	$512,942,290

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Intermediate Index Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $1,109,597 representing 0.2% of net assets.

(1)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(2)	The rate shown is the 7-day yield as of April 30, 2026.

DAC—Designated Activity Company
ETF—Exchange Traded Fund
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$173,197,910	$—	$173,197,910
U.S. Government & Agency Obligations	—	271,565,168	—	271,565,168
Foreign Government Obligations	—	14,450,614	—	14,450,614
Municipal Securities	—	1,019,465	—	1,019,465
Unaffiliated Investment Companies	43,116,300	—	—	43,116,300
Short-Term Investments	3,319,454	—	—	3,319,454
Total Investments at Value	$46,435,754	$460,233,157	$—	$506,668,911

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Aerospace/Defense — 0.8%
General Dynamics Corp.	28,060	$9,661,058
Agriculture — 1.4%
Altria Group, Inc.	237,200	17,232,580
Airlines — 0.9%
Delta Air Lines, Inc.	63,300	4,303,767
Southwest Airlines Co.	64,900	2,461,008
United Airlines Holdings, Inc.†	45,800	4,122,000
		10,886,775
Apparel — 0.4%
Deckers Outdoor Corp.†	7,900	807,380
Tapestry, Inc.	25,400	3,684,016
		4,491,396
Auto Manufacturers — 1.3%
Ford Motor Co.	552,900	6,679,032
General Motors Co.	117,400	9,026,886
		15,705,918
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	3,400	456,790
BorgWarner, Inc.	26,200	1,492,614
		1,949,404
Banks — 18.7%
Bank of America Corp.	529,000	28,280,340
Bank of New York Mellon Corp.	69,200	9,298,404
Citigroup, Inc.	151,200	19,350,576
Citizens Financial Group, Inc.	38,600	2,510,930
Cullen/Frost Bankers, Inc.	4,600	666,678
East West Bancorp, Inc.	11,400	1,441,758
First Citizens BancShares, Inc., Class A	1,191	2,362,730
First Horizon Corp.	34,000	848,640
Goldman Sachs Group, Inc.	29,950	27,666,911
JPMorgan Chase & Co.	170,500	53,405,715
KeyCorp	76,500	1,691,415
M&T Bank Corp.	11,500	2,514,245
Morgan Stanley	155,900	29,712,981
Northern Trust Corp.	20,300	3,376,702
PNC Financial Services Group, Inc.	34,300	7,648,900
Popular, Inc.	4,600	691,518
Regions Financial Corp.	78,000	2,226,900
State Street Corp.	29,800	4,554,632
Truist Financial Corp.	90,400	4,655,600
US Bancorp	110,000	6,232,600
Wells Fargo & Co.	250,500	20,598,615
Western Alliance Bancorp	6,700	546,318
Zions Bancorp NA	8,400	532,728
		230,815,836
Beverages — 1.7%
Brown-Forman Corp., Class B	8,100	208,737
Constellation Brands, Inc., Class A	9,800	1,534,484
Molson Coors Beverage Co., Class B	10,100	431,674
PepsiCo., Inc.	120,700	19,129,743
		21,304,638
Biotechnology — 4.0%
Amgen, Inc.	49,340	17,083,975
Bio-Rad Laboratories, Inc., Class A†	2,760	773,131
Corteva, Inc.	83,200	6,740,032
Exelixis, Inc.†	33,100	1,471,626
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Gilead Sciences, Inc.	111,200	$14,549,408
Halozyme Therapeutics, Inc.†	14,400	916,704
Regeneron Pharmaceuticals, Inc.	5,960	4,214,078
United Therapeutics Corp.†	5,450	3,113,857
		48,862,811
Building Materials — 0.7%
Carlisle Cos., Inc.	5,250	1,865,115
CRH PLC	38,100	4,511,802
Masco Corp.	29,500	2,118,690
		8,495,607
Chemicals — 0.9%
Albemarle Corp.	14,400	2,832,480
CF Industries Holdings, Inc.	19,900	2,471,580
PPG Industries, Inc.	31,700	3,439,450
RPM International, Inc.	18,100	1,844,209
		10,587,719
Commercial Services — 1.1%
Block, Inc.†	38,800	2,735,788
Corpay, Inc.†	3,880	1,189,104
Service Corp. International	20,000	1,620,600
United Rentals, Inc.	7,830	7,515,547
		13,061,039
Computers — 1.4%
CACI International, Inc., Class A†	2,550	1,324,827
Dell Technologies, Inc., Class C	47,300	9,883,335
Leidos Holdings, Inc.	18,000	2,685,960
NetApp, Inc.	28,100	3,112,637
		17,006,759
Cosmetics/Personal Care — 1.6%
Procter & Gamble Co.	132,400	19,474,716
Distribution/Wholesale — 0.3%
Core & Main, Inc., Class A†	23,300	1,173,621
WESCO International, Inc.	6,200	2,164,544
		3,338,165
Diversified Financial Services — 3.1%
Ally Financial, Inc.	23,600	1,047,604
American Express Co.	39,120	12,637,716
Ameriprise Financial, Inc.	9,700	4,605,463
Charles Schwab Corp.	99,800	9,145,672
Invesco, Ltd.	27,000	707,670
Raymond James Financial, Inc.	21,300	3,372,216
SEI Investments Co.	13,200	1,196,976
Stifel Financial Corp.	13,500	1,063,935
Synchrony Financial	40,200	3,063,240
T. Rowe Price Group, Inc.	19,500	2,006,160
		38,846,652
Electric — 2.9%
AES Corp.	99,900	1,443,555
Alliant Energy Corp.	36,200	2,658,166
DTE Energy Co.	23,400	3,549,546
Duke Energy Corp.	75,500	9,781,025
Evergy, Inc.	32,500	2,692,300
FirstEnergy Corp.	81,600	3,877,632
Public Service Enterprise Group, Inc.	70,700	5,773,362

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Southern Co.	49,100	$4,747,970
WEC Energy Group, Inc.	13,800	1,627,572
		36,151,128
Electrical Components & Equipment — 0.1%
Acuity, Inc.	4,220	1,222,829
Electronics — 0.4%
Allegion PLC	12,000	1,649,760
Arrow Electronics, Inc.†	1,400	262,962
TD SYNNEX Corp.	11,500	2,624,070
		4,536,792
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	12,900	2,604,381
Engineering & Construction — 0.1%
TopBuild Corp.†	3,590	1,589,293
Food — 1.8%
Ingredion, Inc.	7,600	849,224
J.M. Smucker Co.	6,200	607,786
Kroger Co.	81,600	5,554,512
Mondelez International, Inc., Class A	136,200	8,368,128
Sysco Corp.	67,800	5,065,338
Tyson Foods, Inc., Class A	35,100	2,248,857
		22,693,845
Gas — 0.1%
UGI Corp.	30,200	1,089,918
Hand/Machine Tools — 0.2%
Snap-on, Inc.	7,340	2,814,156
Healthcare-Products — 1.4%
Cooper Cos., Inc.†	11,000	691,900
GE HealthCare Technologies, Inc.	30,800	1,873,872
Medtronic PLC	156,600	12,679,902
Revvity, Inc.	6,300	545,706
Zimmer Biomet Holdings, Inc.	24,700	2,036,021
		17,827,401
Healthcare-Services — 2.2%
Cigna Group	7,400	2,150,292
DaVita, Inc.†	3,700	574,018
Encompass Health Corp.	4,100	410,000
HCA Healthcare, Inc.	34,040	14,788,678
IQVIA Holdings, Inc.†	5,500	871,035
Labcorp Holdings, Inc.	10,180	2,614,224
Quest Diagnostics, Inc.	13,800	2,679,960
Tenet Healthcare Corp.†	11,500	2,036,880
Universal Health Services, Inc., Class B	8,000	1,346,160
		27,471,247
Home Builders — 1.3%
D.R. Horton, Inc.	41,300	6,354,418
Lennar Corp., Class A	31,600	2,853,480
NVR, Inc.†	340	2,147,396
PulteGroup, Inc.	27,600	3,377,136
Toll Brothers, Inc.	13,500	1,918,890
		16,651,320
Household Products/Wares — 0.1%
Avery Dennison Corp.	11,000	1,803,230
Security Description	Shares or Principal Amount	Value

Insurance — 6.6%
Aflac, Inc.	55,900	$6,354,153
Allstate Corp.	18,500	4,019,310
American Financial Group, Inc.	6,900	919,563
American International Group, Inc.	60,000	4,488,000
Aon PLC, Class A	12,220	3,808,363
Arch Capital Group, Ltd.†	31,400	2,966,044
Assurant, Inc.	5,500	1,299,485
Axis Capital Holdings, Ltd.	8,100	813,321
Chubb, Ltd.	33,700	11,019,900
Cincinnati Financial Corp.	15,900	2,601,240
Everest Group, Ltd.	4,580	1,633,961
Fidelity National Financial, Inc.	22,900	1,197,670
Globe Life, Inc.	5,700	879,510
Hartford Insurance Group, Inc.	29,200	3,994,852
Loews Corp.	21,700	2,443,637
Markel Group, Inc.†	1,022	1,811,464
MetLife, Inc.	71,200	5,703,120
Old Republic International Corp.	25,400	1,014,730
Primerica, Inc.	3,600	1,012,572
Principal Financial Group, Inc.	23,400	2,361,294
Prudential Financial, Inc.	31,500	3,090,465
Reinsurance Group of America, Inc.	5,700	1,205,322
RenaissanceRe Holdings, Ltd.	5,200	1,596,244
Travelers Cos., Inc.	28,400	8,665,976
Unum Group	16,200	1,302,156
W.R. Berkley Corp.	39,000	2,606,370
Willis Towers Watson PLC	9,020	2,310,924
		81,119,646
Internet — 4.1%
Alphabet, Inc., Class A	73,900	28,436,720
eBay, Inc.	63,800	6,602,024
Expedia Group, Inc.	16,500	4,098,105
F5, Inc.†	2,180	706,102
Match Group, Inc.	29,500	1,103,890
Meta Platforms, Inc., Class A	15,660	9,582,511
		50,529,352
Iron/Steel — 1.2%
Nucor Corp.	32,400	7,299,396
Reliance, Inc.	6,660	2,414,250
Steel Dynamics, Inc.	21,300	4,870,458
		14,584,104
Lodging — 0.1%
Las Vegas Sands Corp.	18,500	1,010,285
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	8,900	1,391,070
Machinery-Diversified — 0.6%
AGCO Corp.	10,500	1,270,710
CNH Industrial NV	39,600	424,116
Dover Corp.	10,500	2,377,305
Regal Rexnord Corp.	9,400	2,021,282
Toro Co.	13,800	1,313,346
		7,406,759
Media — 2.7%
Comcast Corp., Class A	115,800	3,131,232
Fox Corp., Class A	33,500	2,126,915
News Corp., Class A	52,800	1,389,696

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Sirius XM Holdings, Inc.	9,400	$253,236
Walt Disney Co.	252,400	26,186,500
		33,087,579
Metal Fabricate/Hardware — 0.2%
Mueller Industries, Inc.	14,300	1,936,649
Mining — 1.3%
Alcoa Corp.	31,600	2,015,764
Newmont Corp.	126,700	14,075,103
		16,090,867
Miscellaneous Manufacturing — 1.2%
3M Co.	75,200	11,018,304
A.O. Smith Corp.	16,000	989,440
Textron, Inc.	25,100	2,408,596
		14,416,340
Oil & Gas — 7.8%
Antero Resources Corp.†	37,700	1,480,102
APA Corp.	50,000	2,036,500
ConocoPhillips	39,300	4,943,154
Devon Energy Corp.	88,400	4,541,108
Diamondback Energy, Inc.	40,500	8,328,015
EOG Resources, Inc.	66,500	9,347,905
Exxon Mobil Corp.	319,100	49,246,703
HF Sinclair Corp.	25,800	1,734,018
Marathon Petroleum Corp.	9,800	2,433,242
Phillips 66	57,100	10,229,465
Range Resources Corp.	33,400	1,452,900
		95,773,112
Oil & Gas Services — 0.4%
Halliburton Co.	118,700	5,021,010
Packaging & Containers — 0.5%
Ball Corp.	37,900	2,314,932
Crown Holdings, Inc.	16,100	1,582,791
Packaging Corp. of America	11,300	2,411,985
		6,309,708
Pharmaceuticals — 7.2%
Cencora, Inc.	23,460	7,225,915
CVS Health Corp.	129,600	10,794,384
Henry Schein, Inc.†	14,600	1,089,014
Jazz Pharmaceuticals PLC†	6,200	1,258,724
Johnson & Johnson	194,600	44,728,810
Merck & Co., Inc.	147,100	16,060,378
Pfizer, Inc.	227,400	6,071,580
Viatris, Inc.	141,800	2,118,492
		89,347,297
Pipelines — 0.9%
Antero Midstream Corp.	67,000	1,464,620
Kinder Morgan, Inc.	314,300	10,331,041
		11,795,661
Private Equity — 0.1%
Carlyle Group, Inc.	20,500	1,026,435
Real Estate — 0.1%
Jones Lang LaSalle, Inc.†	5,580	1,775,165
Retail — 3.8%
AutoNation, Inc.†	7,400	1,571,612
Security Description	Shares or Principal Amount	Value

Retail (continued)
Best Buy Co., Inc.	29,600	$1,790,504
BJ's Wholesale Club Holdings, Inc.†	7,400	694,786
Darden Restaurants, Inc.	16,100	3,229,016
Dillard's, Inc., Class A	1,360	774,139
Dollar General Corp.	12,500	1,448,500
Dollar Tree, Inc.†	25,100	2,437,461
GameStop Corp., Class A†	25,500	636,225
Gap, Inc.	52,200	1,283,598
Genuine Parts Co.	19,700	2,112,431
Lowe's Cos., Inc.	73,660	17,589,272
Murphy USA, Inc.	500	294,000
Penske Automotive Group, Inc.	9,400	1,612,288
Target Corp.	64,000	8,304,000
Williams-Sonoma, Inc.	15,200	2,754,392
		46,532,224
Semiconductors — 4.0%
Micron Technology, Inc.	43,300	22,393,028
QUALCOMM, Inc.	151,500	27,206,370
Skyworks Solutions, Inc.	3,600	252,612
		49,852,010
Software — 0.1%
Twilio, Inc., Class A†	10,400	1,539,824
Telecommunications — 4.2%
AT&T, Inc.	716,100	18,711,693
T-Mobile US, Inc.	62,800	12,277,400
Verizon Communications, Inc.	434,500	20,869,035
		51,858,128
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	13,400	1,284,256
Transportation — 2.1%
FedEx Corp.	33,300	13,430,223
Ryder System, Inc.	2,300	583,671
United Parcel Service, Inc., Class B	104,500	11,369,600
		25,383,494
Total Common Stocks (cost $888,270,471)		1,217,247,588
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
iShares Russell 1000 Value ETF (cost $8,819,781)	41,000	9,481,250
Total Long-Term Investment Securities (cost $897,090,252)		1,226,728,838
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(1) (cost $6,358,345)	6,358,345	6,358,345
TOTAL INVESTMENTS (cost $903,448,597)	100.0%	1,233,087,183
Other assets less liabilities	(0.0)	(16,112)
NET ASSETS	100.0%	$1,233,071,071

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2026.

ETF—Exchange Traded Fund

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,217,247,588	$—	$—	$1,217,247,588
Unaffiliated Investment Companies	9,481,250	—	—	9,481,250
Short-Term Investments	6,358,345	—	—	6,358,345
Total Investments at Value	$1,233,087,183	$—	$—	$1,233,087,183

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Aerospace/Defense — 2.3%
Aevex Corp., Class A†	25,875	$782,720
Melrose Industries PLC	196,537	1,305,305
QinetiQ Group PLC	752,044	4,554,164
		6,642,189
Apparel — 1.4%
Crocs, Inc.†	25,820	2,633,124
Dr. Martens PLC	1,833,943	1,554,857
		4,187,981
Banks — 16.0%
Atlantic Union Bankshares Corp.	141,214	5,316,707
Camden National Corp.	71,996	3,468,047
Central BanCo, Inc.	5,745	155,230
Columbia Banking System, Inc.	267,193	7,908,913
First Bancorp.	75,885	4,381,600
First Commonwealth Financial Corp.	168,604	3,104,000
First Interstate BancSystem, Inc., Class A	80,443	2,854,922
German American Bancorp, Inc.	87,734	3,778,703
Peoples Bancorp, Inc.	8,954	308,018
Seacoast Banking Corp. of Florida	108,397	3,411,253
SouthState Bank Corp.	79,030	7,718,860
TriCo Bancshares	71,415	3,590,032
Washington Trust Bancorp, Inc.	37,123	1,166,776
		47,163,061
Building Materials — 2.0%
American Woodmark Corp.†	24,983	1,091,257
Fortune Brands Innovations, Inc.	9,964	403,941
Louisiana-Pacific Corp.	17,904	1,292,490
UFP Industries, Inc.	35,208	3,150,764
		5,938,452
Chemicals — 3.3%
Ashland, Inc.	58,606	3,121,355
Element Solutions, Inc.	15,363	654,310
Elementis PLC	2,885,495	5,846,048
		9,621,713
Commercial Services — 1.3%
Babcock International Group PLC	211,065	3,154,531
WillScot Holdings Corp.	32,816	742,954
		3,897,485
Distribution/Wholesale — 0.6%
Resideo Technologies, Inc.†	41,827	1,730,383
Diversified Financial Services — 2.0%
Bread Financial Holdings, Inc.	36,140	3,063,949
Victory Capital Holdings, Inc., Class A	34,419	2,702,236
		5,766,185
Electric — 2.1%
Black Hills Corp.	45,240	3,406,120
IDACORP., Inc.	17,906	2,645,432
		6,051,552
Electrical Components & Equipment — 1.9%
EnerSys	26,516	5,654,802
Electronics — 7.6%
Benchmark Electronics, Inc.	106,789	8,762,037
Brady Corp., Class A	53,430	4,371,643
Oxford Instruments PLC	65,826	2,589,605
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Sensata Technologies Holding PLC	23,670	$985,619
Vontier Corp.	161,131	5,781,380
		22,490,284
Hand/Machine Tools — 1.3%
MSA Safety, Inc.	22,873	3,805,838
Healthcare-Products — 3.4%
Bruker Corp.	113,023	4,149,074
Envista Holdings Corp.†	232,550	6,032,347
		10,181,421
Home Builders — 1.1%
Century Communities, Inc.	16,119	902,986
M/I Homes, Inc.†	5,547	729,375
Meritage Homes Corp.	16,169	1,088,821
Taylor Morrison Home Corp.†	6,743	409,570
		3,130,752
Insurance — 5.8%
CNO Financial Group, Inc.	164,239	7,300,424
Hanover Insurance Group, Inc.	7,228	1,356,623
Horace Mann Educators Corp.	130,797	5,943,416
Selective Insurance Group, Inc.	29,822	2,503,557
TWFG, Inc.†	476	8,844
		17,112,864
Investment Companies — 1.8%
Rosebank Industries PLC†	1,047,140	5,287,317
Iron/Steel — 2.0%
Commercial Metals Co.	87,029	6,001,520
Leisure Time — 1.3%
Brunswick Corp.	49,274	3,914,819
Lodging — 1.8%
Boyd Gaming Corp.	21,484	1,868,034
Hilton Grand Vacations, Inc.†	48,039	2,256,392
Wyndham Hotels & Resorts, Inc.	14,767	1,201,738
		5,326,164
Machinery-Construction & Mining — 0.9%
Oshkosh Corp.	16,596	2,593,955
Machinery-Diversified — 7.1%
ATS Corp.†	28,816	934,900
Gates Industrial Corp. PLC†	277,462	7,105,802
Mueller Water Products, Inc., Class A	134,833	3,760,492
Regal Rexnord Corp.	42,630	9,166,729
		20,967,923
Metal Fabricate/Hardware — 3.6%
Ryerson Holding Corp.	125,329	3,472,867
Valmont Industries, Inc.	14,188	7,208,071
		10,680,938
Miscellaneous Manufacturing — 1.9%
Avient Corp.	154,962	5,745,991
Oil & Gas — 3.6%
Patterson-UTI Energy, Inc.	140,966	1,722,605
Whitecap Resources, Inc.	764,565	9,022,694
		10,745,299
Oil & Gas Services — 6.1%
Hunting PLC	662,820	4,580,569
Liberty Energy, Inc.	104,024	3,514,971

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Oceaneering International, Inc.†	57,893	$2,173,303
Select Water Solutions, Inc.	459,905	7,694,211
		17,963,054
REITS — 2.4%
Independence Realty Trust, Inc.	182,838	2,982,088
Kite Realty Group Trust	94,566	2,473,846
STAG Industrial, Inc.	44,686	1,723,986
		7,179,920
Retail — 2.9%
Academy Sports & Outdoors, Inc.	9,985	547,577
Gap, Inc.	134,891	3,316,970
Group 1 Automotive, Inc.	3,361	1,199,440
La-Z-Boy, Inc.	71,130	2,471,056
Signet Jewelers, Ltd.	10,198	907,928
		8,442,971
Savings & Loans — 2.5%
WSFS Financial Corp.	102,657	7,388,224
Semiconductors — 4.3%
Cohu, Inc.†	37,328	1,767,481
Melexis NV	17,467	1,472,836
MKS, Inc.	19,928	5,654,570
Onto Innovation, Inc.†	9,641	2,844,673
Synaptics, Inc.†	8,676	811,987
		12,551,547
Security Description	Shares or Principal Amount	Value

Software — 3.1%
ACI Worldwide, Inc.†	208,293	$9,002,423
Transportation — 0.8%
Knight-Swift Transportation Holdings, Inc.	37,774	2,451,533
Total Long-Term Investment Securities (cost $234,312,324)		289,618,560
SHORT-TERM INVESTMENTS — 1.9%
Sovereign — 1.9%
Federal Home Loan Bank Disc. Notes
3.55%, 05/01/2026	$5,623,000	5,622,439
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(1)	51,511	51,511
Total Short-Term Investments (cost $5,674,511)		5,673,950
TOTAL INVESTMENTS (cost $239,986,835)	100.1%	295,292,510
Other assets less liabilities	(0.1)	(172,307)
NET ASSETS	100.0%	$295,120,203

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2026.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$782,720	$5,859,469	$—	$6,642,189
Apparel	2,633,124	1,554,857	—	4,187,981
Chemicals	3,775,665	5,846,048	—	9,621,713
Commercial Services	742,954	3,154,531	—	3,897,485
Electronics	19,900,679	2,589,605	—	22,490,284
Investment Companies	—	5,287,317	—	5,287,317
Oil & Gas Services	13,382,485	4,580,569	—	17,963,054
Semiconductors	11,078,711	1,472,836	—	12,551,547
Other Industries	206,976,990	—	—	206,976,990
Short-Term Investments:
Sovereign	—	5,622,439	—	5,622,439
Other Short-Term Investments	51,511	—	—	51,511
Total Investments at Value	$259,324,839	$35,967,671	$—	$295,292,510

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 3.4%
General Dynamics Corp.	10,175	$3,503,253
General Electric Co.	15,027	4,356,778
Howmet Aerospace, Inc.	114	27,707
L3Harris Technologies, Inc.	1,157	370,876
Lockheed Martin Corp.	4,710	2,439,639
Northrop Grumman Corp.	413	239,325
RTX Corp.	2,059	362,528
		11,300,106
Agriculture — 1.8%
Altria Group, Inc.	55,827	4,055,831
Archer-Daniels-Midland Co.	27,068	2,017,649
		6,073,480
Airlines — 0.0%
United Airlines Holdings, Inc.†	3	270
Apparel — 0.2%
Crocs, Inc.†	4,575	466,558
Tapestry, Inc.	918	133,147
		599,705
Auto Manufacturers — 3.4%
Ford Motor Co.	285,999	3,454,868
General Motors Co.	47,585	3,658,811
Tesla, Inc.†	11,062	4,221,591
		11,335,270
Auto Parts & Equipment — 0.0%
Allison Transmission Holdings, Inc.	3	403
BorgWarner, Inc.	1,434	81,695
		82,098
Banks — 4.4%
Bank of America Corp.	34,417	1,839,933
Bank of New York Mellon Corp.	10,616	1,426,472
Citigroup, Inc.	15,309	1,959,246
Goldman Sachs Group, Inc.	508	469,275
JPMorgan Chase & Co.	10,158	3,181,790
Morgan Stanley	8,176	1,558,264
State Street Corp.	2	306
Wells Fargo & Co.	50,767	4,174,570
		14,609,856
Beverages — 0.9%
Monster Beverage Corp.†	3,891	299,879
PepsiCo., Inc.	15,993	2,534,731
		2,834,610
Biotechnology — 2.8%
Amgen, Inc.	11,775	4,077,094
Biogen, Inc.†	166	31,420
Corteva, Inc.	4	324
Exelixis, Inc.†	11,840	526,406
Gilead Sciences, Inc.	28,728	3,758,772
Halozyme Therapeutics, Inc.†	6,536	416,082
Incyte Corp.†	1,204	114,705
Regeneron Pharmaceuticals, Inc.	623	440,498
Royalty Pharma PLC, Class A	8	401
Vertex Pharmaceuticals, Inc.†	71	30,344
		9,396,046
Security Description	Shares or Principal Amount	Value

Building Materials — 0.0%
Johnson Controls International PLC	3	$438
Trane Technologies PLC	1	493
		931
Chemicals — 0.8%
CF Industries Holdings, Inc.	22,734	2,823,563
Commercial Services — 0.9%
ADT, Inc.	2,600	19,578
Cintas Corp.	3,916	684,165
PayPal Holdings, Inc.	47,756	2,394,486
Robert Half, Inc.	12	319
		3,098,548
Computers — 8.0%
Accenture PLC, Class A	179	31,989
Apple, Inc.	78,353	21,261,087
Cognizant Technology Solutions Corp., Class A	4	212
Genpact, Ltd.	7	243
Western Digital Corp.	12,252	5,323,739
		26,617,270
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	13,338	1,138,532
Procter & Gamble Co.	7,787	1,145,390
		2,283,922
Distribution/Wholesale — 0.0%
WW Grainger, Inc.	103	119,619
Diversified Financial Services — 2.4%
Charles Schwab Corp.	3,407	312,217
Mastercard, Inc., Class A	8,811	4,431,228
Synchrony Financial	7,190	547,878
T. Rowe Price Group, Inc.	3	309
Visa, Inc., Class A	7,549	2,489,962
Western Union Co.	16,901	153,630
XP, Inc., Class A	17	326
		7,935,550
Electric — 1.9%
American Electric Power Co., Inc.	6,527	894,917
CMS Energy Corp.	5	384
Consolidated Edison, Inc.	3,323	370,481
Duke Energy Corp.	2,944	381,395
Edison International	6,351	441,331
NRG Energy, Inc.	21,261	3,307,786
Southern Co.	5,775	558,443
Vistra Corp.	2,542	401,229
WEC Energy Group, Inc.	3	354
		6,356,320
Electronics — 0.0%
Allegion PLC	2	275
Honeywell International, Inc.	2	429
		704
Environmental Control — 0.0%
Republic Services, Inc.	1	209
Food — 1.0%
Albertsons Cos., Inc., Class A	6,967	117,394
Ingredion, Inc.	3	335
Kroger Co.	45,599	3,103,924
		3,221,653

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas — 0.0%
UGI Corp.	8	$289
Healthcare-Products — 0.3%
Abbott Laboratories	9,805	890,196
Boston Scientific Corp.†	3	173
IDEXX Laboratories, Inc.†	1	561
Medtronic PLC	2,390	193,518
		1,084,448
Healthcare-Services — 1.4%
Cigna Group	116	33,707
HCA Healthcare, Inc.	6,773	2,942,530
Medpace Holdings, Inc.†	3,830	1,603,468
		4,579,705
Home Builders — 0.2%
D.R. Horton, Inc.	3,270	503,122
Insurance — 2.9%
Allstate Corp.	1,552	337,187
American International Group, Inc.	40,636	3,039,573
Assured Guaranty, Ltd.	741	60,688
Axis Capital Holdings, Ltd.	3	301
Berkshire Hathaway, Inc., Class B†	9,328	4,417,741
Hartford Insurance Group, Inc.	2	274
MGIC Investment Corp.	43,831	1,160,645
Old Republic International Corp.	8	320
RenaissanceRe Holdings, Ltd.	2,143	657,837
Unum Group	4	321
		9,674,887
Internet — 16.9%
Alphabet, Inc., Class A	26,521	10,205,281
Alphabet, Inc., Class C	28,362	10,832,582
Amazon.com, Inc.†	46,731	12,386,519
AppLovin Corp., Class A†	1	446
Booking Holdings, Inc.	18,012	3,032,500
Etsy, Inc.†	671	43,172
Expedia Group, Inc.	6,146	1,526,482
Lyft, Inc., Class A†	147,181	2,082,611
Meta Platforms, Inc., Class A	14,981	9,167,024
Netflix, Inc.†	36,000	3,369,960
Uber Technologies, Inc.†	48,065	3,586,130
		56,232,707
Lodging — 0.1%
Boyd Gaming Corp.	2,958	257,198
Machinery-Construction & Mining — 1.8%
Caterpillar, Inc.	6,822	6,072,330
Machinery-Diversified — 0.0%
Toro Co.	4	381
Media — 0.9%
Comcast Corp., Class A	111,495	3,014,825
Fox Corp., Class A	2,056	130,535
Versant Media Group, Inc.	8	322
Walt Disney Co.	3	311
		3,145,993
Mining — 1.1%
Anglogold Ashanti PLC	4,320	404,914
Newmont Corp.	30,716	3,412,240
		3,817,154
Security Description	Shares or Principal Amount	Value

Oil & Gas — 2.8%
APA Corp.	67,872	$2,764,426
Chevron Corp.	21,819	4,217,831
Devon Energy Corp.	630	32,363
EOG Resources, Inc.	3	422
Exxon Mobil Corp.	14,294	2,205,993
Valero Energy Corp.	2	505
		9,221,540
Packaging & Containers — 0.2%
Crown Holdings, Inc.	6,272	616,600
Pharmaceuticals — 5.5%
AbbVie, Inc.	24,326	5,140,570
Bristol-Myers Squibb Co.	62,601	3,792,995
Cardinal Health, Inc.	13,084	2,523,642
Cencora, Inc.	1	308
Eli Lilly & Co.	2,810	2,626,226
Johnson & Johnson	6,919	1,590,332
McKesson Corp.	3,073	2,505,110
Pfizer, Inc.	12	320
		18,179,503
Real Estate — 0.1%
CBRE Group, Inc., Class A†	311	44,389
Jones Lang LaSalle, Inc.†	680	216,328
		260,717
REITS — 1.5%
Prologis, Inc.	6,174	876,832
Simon Property Group, Inc.	2	407
Sun Communities, Inc.	6,800	869,312
VICI Properties, Inc.	105,753	3,087,988
		4,834,539
Retail — 2.2%
Bath & Body Works, Inc.	17	330
Best Buy Co., Inc.	11,360	687,166
Dollar General Corp.	15,273	1,769,835
Dollar Tree, Inc.†	11,095	1,077,435
Home Depot, Inc.	762	250,546
Lowe's Cos., Inc.	1	239
Macy's, Inc.	152,383	2,979,088
McDonald's Corp.	102	29,946
O'Reilly Automotive, Inc.†	3	298
TJX Cos., Inc.	2,470	387,173
Ulta Beauty, Inc.†	1	538
Williams-Sonoma, Inc.	2	362
		7,182,956
Semiconductors — 17.7%
Advanced Micro Devices, Inc.†	377	133,643
Applied Materials, Inc.	6,694	2,640,716
Broadcom, Inc.	22,380	9,342,083
KLA Corp.	2,353	4,118,573
Lam Research Corp.	5,387	1,389,092
Micron Technology, Inc.	13,904	7,190,593
NVIDIA Corp.	149,661	29,867,846
QUALCOMM, Inc.	24,485	4,397,016
		59,079,562
Software — 9.0%
Adobe, Inc.†	14,872	3,659,999
Autodesk, Inc.†	982	232,734
Cadence Design Systems, Inc.†	416	137,109
DocuSign, Inc.†	5	230

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Dropbox, Inc., Class A†	132,069	$3,207,956
Electronic Arts, Inc.	5,044	1,020,754
Intuit, Inc.	4,997	1,941,335
Microsoft Corp.	40,445	16,492,662
MSCI, Inc.	57	33,710
Palantir Technologies, Inc., Class A†	2	278
Paycom Software, Inc.	2,754	349,097
RingCentral, Inc., Class A	65,068	2,617,035
Salesforce, Inc.	1,278	225,605
Teradata Corp.†	4,987	131,408
Zoom Communications, Inc.†	4	389
		30,050,301
Telecommunications — 1.6%
AT&T, Inc.	116,070	3,032,909
Cisco Systems, Inc.	23,541	2,154,001
Millicom International Cellular SA	4	340
Ubiquiti, Inc.	221	223,654
Verizon Communications, Inc.	631	30,307
		5,441,211
Transportation — 0.0%
Ryder System, Inc.	2	508
Union Pacific Corp.	1	269
		777
Total Long-Term Investment Securities (cost $268,230,313)		328,925,650
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Sovereign — 1.3%
Federal Home Loan Bank Disc. Notes
3.55%, 05/01/2026	$4,150,000	$4,149,586
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(1)	62,529	62,529
Total Short-Term Investments (cost $4,212,529)		4,212,115
TOTAL INVESTMENTS (cost $272,442,842)	100.1%	333,137,765
Other assets less liabilities	(0.1)	(192,491)
NET ASSETS	100.0%	$332,945,274

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2026.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$328,925,650	$—	$—	$328,925,650
Short-Term Investments:
Sovereign	—	4,149,586	—	4,149,586
Other Short-Term Investments	62,529	—	—	62,529
Total Investments at Value	$328,988,179	$4,149,586	$—	$333,137,765

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Aerospace/Defense — 1.6%
L3Harris Technologies, Inc.	1,582	$507,110
Lockheed Martin Corp.	11,798	6,111,010
Northrop Grumman Corp.	4,492	2,603,024
		9,221,144
Agriculture — 3.1%
Altria Group, Inc.	106,793	7,758,511
Archer-Daniels-Midland Co.	85,438	6,368,549
Darling Ingredients, Inc.†	17,927	1,151,451
Philip Morris International, Inc.	16,468	2,718,373
		17,996,884
Airlines — 0.6%
Delta Air Lines, Inc.	54,234	3,687,370
Apparel — 0.2%
Crocs, Inc.†	7,191	733,338
Ralph Lauren Corp.	1,591	570,596
		1,303,934
Auto Manufacturers — 2.8%
Cummins, Inc.	4,861	3,261,780
Ford Motor Co.	528,593	6,385,403
General Motors Co.	89,862	6,909,489
		16,556,672
Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	21,910	1,248,213
Banks — 10.3%
Bank of America Corp.	202,728	10,837,839
Bank of New York Mellon Corp.	41,864	5,625,266
Citigroup, Inc.	52,913	6,771,806
JPMorgan Chase & Co.	46,033	14,418,916
Morgan Stanley	51,540	9,823,009
Northern Trust Corp.	32,727	5,443,809
State Street Corp.	44,966	6,872,603
		59,793,248
Beverages — 0.6%
PepsiCo., Inc.	20,287	3,215,287
Biotechnology — 3.5%
Amgen, Inc.	11,321	3,919,896
Biogen, Inc.†	26,112	4,942,480
Gilead Sciences, Inc.	45,617	5,968,528
Illumina, Inc.†	22,091	2,799,813
Regeneron Pharmaceuticals, Inc.	4,148	2,932,885
		20,563,602
Building Materials — 2.1%
CRH PLC(1)	52,137	6,174,064
Johnson Controls International PLC	43,201	6,308,642
		12,482,706
Chemicals — 1.2%
CF Industries Holdings, Inc.	27,742	3,445,556
DuPont de Nemours, Inc.	74,821	3,416,327
		6,861,883
Commercial Services — 2.3%
Block, Inc.†	11,561	815,166
MarketAxess Holdings, Inc.	6,049	950,842
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
PayPal Holdings, Inc.	135,934	$6,815,731
United Rentals, Inc.	4,746	4,555,401
		13,137,140
Computers — 2.7%
Cognizant Technology Solutions Corp., Class A	61,050	3,229,545
Genpact, Ltd.	28,364	985,649
HP, Inc.	99,279	2,070,960
Western Digital Corp.	22,253	9,669,373
		15,955,527
Cosmetics/Personal Care — 1.5%
Colgate-Palmolive Co.	66,536	5,679,513
Procter & Gamble Co.	22,268	3,275,400
		8,954,913
Distribution/Wholesale — 0.2%
WW Grainger, Inc.	1,074	1,247,290
Diversified Financial Services — 1.7%
Raymond James Financial, Inc.	30,323	4,800,737
SEI Investments Co.	16,475	1,493,953
Synchrony Financial	13,728	1,046,074
T. Rowe Price Group, Inc.	12,386	1,274,272
XP, Inc., Class A	54,963	1,053,091
		9,668,127
Electric — 3.5%
American Electric Power Co., Inc.	37,869	5,192,219
Consolidated Edison, Inc.	39,711	4,427,379
Edison International	21,755	1,511,755
Exelon Corp.	64,264	2,955,501
Public Service Enterprise Group, Inc.	7,701	628,864
WEC Energy Group, Inc.	48,563	5,727,520
		20,443,238
Electrical Components & Equipment — 0.2%
Acuity, Inc.	3,543	1,026,655
Electronics — 1.0%
Allegion PLC	7,764	1,067,395
Mettler-Toledo International, Inc.†	3,674	4,690,265
		5,757,660
Environmental Control — 0.3%
Clean Harbors, Inc.†	2,645	827,039
Veralto Corp.	8,182	721,652
		1,548,691
Food — 0.8%
Kroger Co.	38,230	2,602,316
US Foods Holding Corp.†	24,861	2,324,255
		4,926,571
Healthcare-Products — 2.1%
Abbott Laboratories	18,858	1,712,118
Edwards Lifesciences Corp.†	55,355	4,622,142
Medtronic PLC	62,901	5,093,094
ResMed, Inc.	2,349	502,240
		11,929,594
Healthcare-Services — 1.4%
Centene Corp.†	87,023	4,672,265

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
HCA Healthcare, Inc.	1,138	$494,404
UnitedHealth Group, Inc.	8,328	3,085,357
		8,252,026
Household Products/Wares — 0.3%
Kimberly-Clark Corp.	15,381	1,513,952
Insurance — 5.5%
American International Group, Inc.	71,822	5,372,286
Arch Capital Group, Ltd.†	15,179	1,433,808
Axis Capital Holdings, Ltd.	12,405	1,245,586
Berkshire Hathaway, Inc., Class B†	27,122	12,844,979
Globe Life, Inc.	13,695	2,113,139
Hartford Insurance Group, Inc.	40,024	5,475,684
MGIC Investment Corp.	33,592	889,516
RenaissanceRe Holdings, Ltd.	7,755	2,380,552
		31,755,550
Internet — 7.8%
Alphabet, Inc., Class A	47,936	18,445,773
Alphabet, Inc., Class C	34,060	13,008,876
Amazon.com, Inc.†	35,340	9,367,220
Gen Digital, Inc.	86,198	1,662,759
Lyft, Inc., Class A†	51,305	725,966
Meta Platforms, Inc., Class A	4,005	2,450,700
		45,661,294
Leisure Time — 0.6%
Carnival Corp.	140,353	3,720,758
Lodging — 0.1%
Boyd Gaming Corp.	8,077	702,295
Machinery-Construction & Mining — 2.2%
Caterpillar, Inc.	14,410	12,826,485
Machinery-Diversified — 0.5%
AGCO Corp.	10,785	1,305,201
Flowserve Corp.	20,615	1,518,088
		2,823,289
Media — 1.1%
Comcast Corp., Class A	226,099	6,113,717
Mining — 1.4%
Anglogold Ashanti PLC	10,429	977,510
Newmont Corp.	62,702	6,965,565
		7,943,075
Miscellaneous Manufacturing — 1.0%
3M Co.	38,587	5,653,767
Oil & Gas — 5.6%
APA Corp.	60,009	2,444,167
Chevron Corp.	18,158	3,510,123
Devon Energy Corp.	108,384	5,567,686
EQT Corp.	36,136	2,171,051
Exxon Mobil Corp.	56,971	8,792,334
Marathon Petroleum Corp.	26,373	6,548,152
Valero Energy Corp.	15,082	3,809,412
		32,842,925
Oil & Gas Services — 0.9%
TechnipFMC PLC	71,640	5,413,835
Packaging & Containers — 0.4%
Crown Holdings, Inc.	20,687	2,033,739
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	126,950	$7,691,901
Cardinal Health, Inc.	21,146	4,078,640
Johnson & Johnson	31,373	7,211,084
McKesson Corp.	1,644	1,340,189
		20,321,814
Pipelines — 1.0%
Cheniere Energy, Inc.	20,944	5,758,553
Real Estate — 0.5%
CBRE Group, Inc., Class A†	19,744	2,818,061
REITS — 2.8%
Prologis, Inc.	55,325	7,857,257
Regency Centers Corp.	31,166	2,426,273
Sun Communities, Inc.	6,180	790,051
VICI Properties, Inc.	186,725	5,452,370
		16,525,951
Retail — 5.8%
Bath & Body Works, Inc.	31,782	617,842
Best Buy Co., Inc.	34,307	2,075,230
Dollar Tree, Inc.†	29,230	2,838,525
Ferguson Enterprises, Inc. (NYSE)	24,963	6,682,845
Gap, Inc.	24,061	591,660
Macy's, Inc.	38,813	758,794
TJX Cos., Inc.	37,672	5,905,086
Ulta Beauty, Inc.†	5,948	3,196,931
Walmart, Inc.	61,056	8,055,118
Williams-Sonoma, Inc.	17,370	3,147,618
		33,869,649
Semiconductors — 6.4%
Applied Materials, Inc.	25,184	9,934,836
Cirrus Logic, Inc.†	8,668	1,413,578
Intel Corp.†	25,882	2,445,331
Micron Technology, Inc.	27,479	14,211,040
QUALCOMM, Inc.	51,776	9,297,934
		37,302,719
Software — 3.3%
Electronic Arts, Inc.	30,191	6,109,753
MSCI, Inc.	6,477	3,830,562
Nutanix, Inc., Class A†	24,672	1,008,838
Salesforce, Inc.	41,837	7,385,486
UiPath, Inc., Class A†	71,902	740,591
		19,075,230
Telecommunications — 3.4%
AT&T, Inc.	227,608	5,947,397
Cisco Systems, Inc.	125,148	11,451,042
Millicom International Cellular SA	12,824	1,088,501
Verizon Communications, Inc.	27,021	1,297,819
		19,784,759
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	18,361	3,338,214
JB Hunt Transport Services, Inc.	13,312	3,348,367
Ryder System, Inc.	7,021	1,781,719
XPO, Inc.†	3,543	779,921
		9,248,221
Total Long-Term Investment Securities (cost $459,099,750)		579,488,013

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Sovereign — 0.4%
Federal Home Loan Bank Disc. Notes
3.55%, 05/01/2026	$2,546,000	$2,545,746
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(2)	50,696	50,696
Total Short-Term Investments (cost $2,596,696)		2,596,442
TOTAL INVESTMENTS (cost $461,696,446)	100.0%	582,084,455
Other assets less liabilities	(0.0)	(180,253)
NET ASSETS	100.0%	$581,904,202

†	Non-income producing security
(1)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
CRH PLC	07/09/24, 04/21/25	52,137	$4,011,314	$6,174,064	$118.42	1.0%

(2)	The rate shown is the 7-day yield as of April 30, 2026.

NYSE—New York Stock Exchange
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$579,488,013	$—	$—	$579,488,013
Short-Term Investments:
Sovereign	—	2,545,746	—	2,545,746
Other Short-Term Investments	50,696	—	—	50,696
Total Investments at Value	$579,538,709	$2,545,746	$—	$582,084,455

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 64.0%
Aerospace/Defense — 1.6%
Airbus SE	499	$103,458
Airbus SE ADR	3,704	190,719
Astronics Corp.†	523	37,342
BAE Systems PLC	3,225	89,690
Boeing Co.†	1,349	308,961
General Dynamics Corp.	165	56,810
Kratos Defense & Security Solutions, Inc.†	471	29,697
L3Harris Technologies, Inc.	440	141,042
Lockheed Martin Corp.	146	75,624
Moog, Inc., Class A	146	43,991
Rolls-Royce Holdings PLC	8,559	139,610
RTX Corp.	2,707	476,621
Safran SA	334	106,494
		1,800,059
Agriculture — 0.2%
Altria Group, Inc.	2,489	180,826
Imperial Brands PLC	957	36,426
Turning Point Brands, Inc.	141	11,376
		228,628
Airlines — 0.2%
Allegiant Travel Co.†	376	28,441
Delta Air Lines, Inc.	372	25,292
International Consolidated Airlines Group SA	11,960	60,772
SkyWest, Inc.†	401	32,930
Southwest Airlines Co.	381	14,447
Sun Country Airlines Holdings, Inc.†	1,932	30,526
United Airlines Holdings, Inc.†	269	24,210
		216,618
Apparel — 0.2%
Asics Corp.	2,400	68,374
Burberry Group PLC†	1,879	29,712
Deckers Outdoor Corp.†	47	4,803
LVMH Moet Hennessy Louis Vuitton SE	210	111,436
Tapestry, Inc.	149	21,611
		235,936
Auto Manufacturers — 0.8%
Blue Bird Corp.†	467	29,939
Ford Motor Co.	3,249	39,248
General Motors Co.	690	53,054
Kia Corp.	826	85,493
Mercedes-Benz Group AG	1,138	66,327
Subaru Corp.	4,000	59,522
Suzuki Motor Corp.	5,000	55,806
Tesla, Inc.†	997	380,485
Toyota Motor Corp.	2,800	53,583
		823,457
Auto Parts & Equipment — 0.0%
Aisin Corp.	600	9,604
Allison Transmission Holdings, Inc.	20	2,687
BorgWarner, Inc.	154	8,774
		21,065
Banks — 4.8%
AIB Group PLC	10,932	124,472
Amalgamated Financial Corp.	379	15,494
Associated Banc-Corp.	634	17,853
Banco Bilbao Vizcaya Argentaria SA	2,827	62,523
Banco Santander SA	13,693	167,475
Security Description	Shares or Principal Amount	Value

Banks (continued)
Bancorp., Inc.†	389	$23,274
Bank of America Corp.	9,224	493,115
Bank of N.T. Butterfield & Son, Ltd.	619	34,324
Bank of New York Mellon Corp.	1,214	163,125
BankUnited, Inc.	527	24,495
Barclays PLC	16,076	93,884
BAWAG Group AG*	450	77,595
BNP Paribas SA	1,807	190,178
Central Pacific Financial Corp.	416	13,844
Citigroup, Inc.	1,353	173,157
Citizens Financial Group, Inc.	227	14,766
Commonwealth Bank of Australia	368	46,154
Credit Agricole SA	3,058	59,364
Cullen/Frost Bankers, Inc.	27	3,913
Customers Bancorp., Inc.†	367	27,991
Danske Bank A/S	825	42,384
Deutsche Bank AG	2,965	92,394
Eagle Bancorp., Inc.	327	8,453
East West Bancorp, Inc.	67	8,473
Enterprise Financial Services Corp.	260	15,033
First BanCorp. Puerto Rico	1,410	34,235
First Citizens BancShares, Inc., Class A	7	13,887
First Financial Corp.	219	14,382
First Horizon Corp.	200	4,992
Goldman Sachs Group, Inc.	176	162,584
HSBC Holdings PLC (LSE)	15,321	280,805
Independent Bank Corp.	211	16,456
Independent Bank Corp.	243	8,070
ING Groep NV	3,231	93,715
Intesa Sanpaolo SpA	20,445	138,927
JPMorgan Chase & Co.	2,731	855,431
KBC Group NV	507	67,660
KeyCorp	450	9,950
Lloyds Banking Group PLC	70,485	95,411
M&T Bank Corp.	67	14,648
Mitsubishi UFJ Financial Group, Inc.	7,700	139,574
Morgan Stanley	916	174,580
National Australia Bank, Ltd.	682	19,659
NatWest Group PLC	11,379	90,100
Northern Trust Corp.	119	19,794
OFG Bancorp.	622	28,587
Pathward Financial, Inc.	188	16,326
Piraeus Bank SA	6,522	62,259
PNC Financial Services Group, Inc.	201	44,823
Popular, Inc.	27	4,059
Preferred Bank	176	16,672
Regions Financial Corp.	458	13,076
ServisFirst Bancshares, Inc.	55	4,379
Shinhan Financial Group Co., Ltd.	907	61,214
Societe Generale SA	1,119	89,604
Standard Chartered PLC	3,376	85,803
State Street Corp.	175	26,747
Sumitomo Mitsui Financial Group, Inc.	400	14,086
Texas Capital Bancshares, Inc.†	325	32,728
Toronto-Dominion Bank	600	64,636
Truist Financial Corp.	531	27,347
TrustCo. Bank Corp.	307	14,613
UBS Group AG	735	32,747
UniCredit SpA	2,141	165,457
United Community Banks, Inc.	314	10,466
Univest Financial Corp.	452	17,171
US Bancorp	646	36,602
Valley National Bancorp.	2,723	36,951

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Co.	1,450	$119,233
Western Alliance Bancorp	39	3,180
Zions Bancorp NA	49	3,108
		5,280,467
Beverages — 0.6%
Anheuser-Busch InBev SA NV	710	53,669
Brown-Forman Corp., Class B	50	1,288
Coca-Cola Co.	3,038	239,273
Coca-Cola Femsa SAB de CV ADR	285	28,950
Constellation Brands, Inc., Class A	58	9,082
Kirin Holdings Co., Ltd.	3,500	55,247
Molson Coors Beverage Co., Class B	59	2,522
Monster Beverage Corp.†	2,099	161,770
PepsiCo., Inc.	709	112,369
		664,170
Biotechnology — 1.2%
ACADIA Pharmaceuticals, Inc.†	757	16,995
ADMA Biologics, Inc.†	1,589	16,287
Alnylam Pharmaceuticals, Inc.†	248	76,754
Amgen, Inc.	521	180,396
AnaptysBio, Inc.†	194	12,752
ANI Pharmaceuticals, Inc.†	76	6,038
Arcutis Biotherapeutics, Inc.†	624	14,489
Argenx SE†	42	32,861
Arrowhead Pharmaceuticals, Inc.†	539	39,606
Aurinia Pharmaceuticals, Inc.†	1,318	20,277
BioCryst Pharmaceuticals, Inc.†	1,779	16,296
Bio-Rad Laboratories, Inc., Class A†	16	4,482
Bridgebio Pharma, Inc.†	282	20,053
Corteva, Inc.	489	39,614
Emergent BioSolutions, Inc.†	1,488	12,246
Erasca, Inc.†	836	8,903
Exelixis, Inc.†	195	8,670
First Tracks Biotherapeutics, Inc.†	194	4,514
Gilead Sciences, Inc.	1,411	184,615
Halozyme Therapeutics, Inc.†	85	5,411
ImmunityBio, Inc.†	829	5,886
Innoviva, Inc.†	889	20,438
Keros Therapeutics, Inc.†	690	7,673
Kodiak Sciences, Inc.†	134	5,826
Krystal Biotech, Inc.†	77	20,194
Ligand Pharmaceuticals, Inc.†	135	30,976
Monte Rosa Therapeutics, Inc.†	736	14,094
Myriad Genetics, Inc.†	360	1,710
PDL BioPharma, Inc.†(1)	3,800	0
PTC Therapeutics, Inc.†	336	21,860
Puma Biotechnology, Inc.†	2,603	19,549
Regeneron Pharmaceuticals, Inc.	35	24,747
Relay Therapeutics, Inc.†	916	11,871
Rigel Pharmaceuticals, Inc.†	475	13,728
Stoke Therapeutics, Inc.†	761	24,900
TG Therapeutics, Inc.†	601	20,302
Theravance Biopharma, Inc.†	2,066	34,585
United Therapeutics Corp.†	32	18,283
Veracyte, Inc.†	421	13,859
Vericel Corp.†	230	7,988
Vertex Pharmaceuticals, Inc.†	607	259,420
		1,299,148
Building Materials — 0.8%
Amrize, Ltd.	611	33,757
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Carlisle Cos., Inc.	31	$11,013
Cie de Saint-Gobain SA	412	37,635
CRH PLC	224	26,526
Daikin Industries, Ltd.	600	85,492
Geberit AG	79	53,385
Holcim AG	1,207	112,504
Masco Corp.	173	12,425
Mitsubishi Electric Corp.	1,300	52,205
Modine Manufacturing Co.†	80	20,371
Tecnoglass, Inc.	203	8,745
Vulcan Materials Co.	1,126	339,759
Wienerberger AG	1,021	29,801
		823,618
Chemicals — 1.3%
Air Liquide SA	63	13,561
Albemarle Corp.	85	16,719
Asahi Kasei Corp.	5,800	56,946
BASF SE	852	54,748
Cabot Corp.	235	18,086
CF Industries Holdings, Inc.	482	59,864
Ecolab, Inc.	548	142,809
Linde PLC	1,134	568,293
Mitsubishi Chemical Group Corp.	6,700	39,144
Nitto Denko Corp.	900	17,371
PPG Industries, Inc.	186	20,181
RPM International, Inc.	106	10,800
Sherwin-Williams Co.	1,068	343,479
Solstice Advanced Materials, Inc.	346	28,355
Yara International ASA	1,261	73,369
		1,463,725
Coal — 0.0%
Peabody Energy Corp.	970	25,860
Commercial Services — 0.7%
Covista, Inc.†	144	16,592
Altus Group, Ltd.	2,060	68,487
American Public Education, Inc.†	681	39,600
AMN Healthcare Services, Inc.(2)	1,593	32,609
Automatic Data Processing, Inc.	620	131,403
Block, Inc.†	228	16,076
Brambles, Ltd.	987	16,092
Bureau Veritas SA	1,110	34,043
Cimpress PLC†	154	13,623
Corpay, Inc.†	23	7,049
Deluxe Corp.	582	18,129
Legalzoom.com, Inc.†	2,990	19,285
Perdoceo Education Corp.	644	21,857
Recruit Holdings Co., Ltd.	2,100	98,032
RELX PLC	997	36,418
Rollins, Inc.	1,216	67,768
Service Corp. International	117	9,480
Sezzle, Inc.†	116	9,233
StoneCo., Ltd., Class A	1,708	18,754
United Rentals, Inc.	46	44,153
Wolters Kluwer NV	277	21,672
		740,355
Computers — 2.4%
Amdocs, Ltd.	638	41,260
Apple, Inc.	7,515	2,039,195
CACI International, Inc., Class A†	15	7,793
Check Point Software Technologies, Ltd.†	323	36,328

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Cognizant Technology Solutions Corp., Class A	773	$40,892
Corsair Gaming, Inc.†	1,633	11,088
Cricut, Inc., Class A	4,174	17,990
Dell Technologies, Inc., Class C	278	58,088
Diebold Nixdorf, Inc.†	299	22,966
Fujitsu, Ltd.	3,800	77,162
HP, Inc.	297	6,195
International Business Machines Corp.	358	82,691
Leidos Holdings, Inc.	106	15,817
Logitech International SA	671	65,969
NetApp, Inc.	422	46,745
Qualys, Inc.†	239	20,776
V2X, Inc.†	240	16,274
		2,607,229
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	672	57,362
Kao Corp.	1,300	48,408
L'Oreal SA	236	101,234
Procter & Gamble Co.	3,466	509,814
Unilever PLC	2,464	144,020
		860,838
Distribution/Wholesale — 0.6%
Core & Main, Inc., Class A†	137	6,901
Fastenal Co.	1,627	73,101
G-III Apparel Group, Ltd.	646	20,149
Marubeni Corp.	3,110	121,716
Mitsubishi Corp.	500	16,152
ScanSource, Inc.†	464	19,080
Titan Machinery, Inc.†	1,826	38,182
Toyota Tsusho Corp.	1,200	47,254
WESCO International, Inc.	36	12,568
WW Grainger, Inc.	295	342,598
		697,701
Diversified Financial Services — 1.8%
Acadian Asset Management, Inc.	752	50,647
AerCap Holdings NV	466	66,270
Ally Financial, Inc.	139	6,170
American Express Co.	230	74,302
Ameriprise Financial, Inc.	57	27,063
Artisan Partners Asset Management, Inc., Class A	616	23,063
Bread Financial Holdings, Inc.	117	9,919
Charles Schwab Corp.	586	53,701
CME Group, Inc.	337	96,995
Enova International, Inc.†	240	40,658
IGM Financial, Inc.	1,200	66,902
Intercontinental Exchange, Inc.	1,029	162,675
Invesco, Ltd.	159	4,167
Mastercard, Inc., Class A	141	70,912
ORIX Corp.	1,200	40,088
Pagseguro Digital, Ltd., Class A	2,934	29,399
Piper Sandler Cos.	460	40,112
Radian Group, Inc.	1,091	39,091
Raymond James Financial, Inc.	125	19,790
SEI Investments Co.	77	6,982
Singapore Exchange, Ltd.	2,300	39,462
Stifel Financial Corp.	79	6,226
Synchrony Financial	236	17,983
T. Rowe Price Group, Inc.	114	11,728
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Visa, Inc., Class A	2,878	$949,280
Western Union Co.	2,486	22,598
		1,976,183
Electric — 1.3%
AES Corp.	590	8,525
Alliant Energy Corp.	213	15,641
Atco, Ltd., Class I	1,734	86,946
Brookfield Infrastructure Partners LP	623	22,334
Brookfield Renewable Corp.	1,225	44,418
CLP Holdings, Ltd.	3,500	33,584
Consolidated Edison, Inc.	583	64,999
DTE Energy Co.	138	20,933
Duke Energy Corp.	444	57,520
Endesa SA	2,568	115,235
Enel SpA	9,076	105,893
Engie SA	1,391	45,933
Entergy Corp.	2,334	275,202
Evergy, Inc.	191	15,822
FirstEnergy Corp.	480	22,810
Genie Energy, Ltd., Class B	348	4,862
Iberdrola SA	5,861	137,374
National Grid PLC	4,165	74,506
Ormat Technologies, Inc.	61	7,009
Otter Tail Corp.	246	21,953
Public Service Enterprise Group, Inc.	415	33,889
RWE AG	921	66,969
Southern Co.	288	27,850
WEC Energy Group, Inc.	1,109	130,795
		1,441,002
Electrical Components & Equipment — 1.4%
ABB, Ltd.	1,451	145,862
Acuity, Inc.	25	7,244
Eaton Corp. PLC	2,035	881,175
Emerson Electric Co.	1,792	251,669
EnerSys	238	50,756
Nexans SA	238	44,539
Powell Industries, Inc.	248	68,763
Schneider Electric SE	132	41,687
		1,491,695
Electronics — 0.7%
Allegion PLC	71	9,761
Allient, Inc.	100	7,618
Arrow Electronics, Inc.†	10	1,878
Atkore, Inc.	405	31,651
Bel Fuse, Inc., Class B	194	53,513
Benchmark Electronics, Inc.	342	28,061
Honeywell International, Inc.	1,160	248,623
Hoya Corp.	300	56,164
Kimball Electronics, Inc.†	916	24,741
Murata Manufacturing Co., Ltd.	2,300	76,561
Sanmina Corp.†	264	57,504
SCREEN Holdings Co., Ltd.	200	13,212
TD SYNNEX Corp.	67	15,288
TTM Technologies, Inc.†	201	31,802
Turtle Beach Corp.†	667	7,684
Vicor Corp.†	139	37,428
Yokogawa Electric Corp.	2,000	70,437
		771,926
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	76	15,344

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
Nextpower, Inc., Class A†	572	$68,142
Shoals Technologies Group, Inc., Class A†	882	7,003
Vestas Wind Systems A/S	2,495	76,741
		167,230
Engineering & Construction — 0.5%
Acciona SA	190	55,315
ACS Actividades de Construccion y Servicios SA	631	91,038
Aena SME SA*	2,415	65,963
Argan, Inc.	97	64,988
Bouygues SA	1,998	118,596
Eiffage SA	213	34,369
Frontdoor, Inc.†	356	24,432
Primoris Services Corp.	337	61,048
Taisei Corp.	100	10,920
TopBuild Corp.†	21	9,297
Tutor Perini Corp.	634	58,911
		594,877
Entertainment — 0.1%
Cinemark Holdings, Inc.	611	18,037
Entain PLC	1,634	12,193
Lottomatica Group Spa	1,171	34,514
Rush Street Interactive, Inc.†	786	22,086
Super Group SGHC, Ltd.	2,763	35,808
United Parks & Resorts, Inc.†	224	7,896
		130,534
Environmental Control — 0.3%
Waste Management, Inc.	1,520	353,476
Food — 1.2%
Albertsons Cos., Inc., Class A	2,743	46,220
Cal-Maine Foods, Inc.	393	30,363
Danone SA	600	47,051
Empire Co., Ltd., Class A	1,552	53,129
Flowers Foods, Inc.	2,255	20,430
George Weston, Ltd.	1,052	75,921
Hershey Co.	281	52,193
Ingredion, Inc.	45	5,028
J.M. Smucker Co.	36	3,529
Koninklijke Ahold Delhaize NV	3,483	163,679
Kroger Co.	1,656	112,724
Loblaw Cos., Ltd.	1,917	88,374
Magnum Ice Cream Co. NV†	175	2,552
Mondelez International, Inc., Class A	800	49,152
Nestle SA	1,790	181,557
Seneca Foods Corp., Class A†	252	35,245
Sysco Corp.	398	29,735
Tesco PLC	18,677	122,460
Tyson Foods, Inc., Class A	206	13,198
United Natural Foods, Inc.†	944	47,219
WH Group, Ltd.*	118,000	144,638
		1,324,397
Food Service — 0.0%
Compass Group PLC	1,521	43,022
Forest Products & Paper — 0.1%
International Paper Co.	1,568	47,699
Sylvamo Corp.	274	11,708
		59,407
Security Description	Shares or Principal Amount	Value

Gas — 0.2%
Canadian Utilities, Ltd., Class A	959	$34,234
Centrica PLC	26,914	78,868
Osaka Gas Co., Ltd.	1,300	47,271
Southwest Gas Holdings, Inc.	260	24,453
Spire, Inc.	207	18,874
UGI Corp.	177	6,388
		210,088
Hand/Machine Tools — 0.1%
Makita Corp.	2,400	90,126
Schindler Holding AG (Participation Certificate)	144	50,452
Snap-on, Inc.	43	16,486
		157,064
Healthcare-Products — 1.7%
10X Genomics, Inc., Class A†	1,462	32,237
Abbott Laboratories	528	47,937
Adaptive Biotechnologies Corp.†	1,260	17,766
Axogen, Inc.†	786	33,955
Boston Scientific Corp.†	4,146	238,851
CareDx, Inc.†	774	16,107
Cooper Cos., Inc.†	65	4,089
Embecta Corp.	930	8,510
GE HealthCare Technologies, Inc.	181	11,012
Glaukos Corp.†	101	14,511
Haemonetics Corp.†	280	16,825
Intuitive Surgical, Inc.†	652	298,362
iRadimed Corp.	293	24,448
iRhythm Holdings, Inc.†	197	25,445
Lantheus Holdings, Inc.†	314	26,571
LivaNova PLC†	560	33,656
Medtronic PLC	920	74,492
MiMedx Group, Inc.†	2,489	8,363
Olympus Corp.	2,000	19,750
Revvity, Inc.	37	3,205
Smith & Nephew PLC	3,138	48,493
Stryker Corp.	1,033	325,529
Tactile Systems Technology, Inc.†	1,106	25,460
Thermo Fisher Scientific, Inc.	977	467,944
Twist Bioscience Corp.†	169	9,878
Varex Imaging Corp.†	496	5,778
Zimmer Biomet Holdings, Inc.	145	11,952
		1,851,126
Healthcare-Services — 0.2%
Cigna Group	40	11,623
DaVita, Inc.†	22	3,413
DocGo, Inc.†	11,011	7,770
Encompass Health Corp.	24	2,400
Ensign Group, Inc.	249	46,486
HCA Healthcare, Inc.	200	86,890
IQVIA Holdings, Inc.†	32	5,068
Labcorp Holdings, Inc.	60	15,408
LifeMD, Inc.†	1,299	6,079
Quest Diagnostics, Inc.	81	15,730
Select Medical Holdings Corp.	2,028	33,280
Tenet Healthcare Corp.†	67	11,867
Universal Health Services, Inc., Class B	47	7,909
		253,923
Home Builders — 0.2%
Bellway PLC	711	18,585
D.R. Horton, Inc.	243	37,388
Forestar Group, Inc.†	352	9,947

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders (continued)
Hovnanian Enterprises, Inc., Class A†	266	$29,909
KB Home	216	11,446
Lennar Corp., Class A	186	16,796
NVR, Inc.†	2	12,632
PulteGroup, Inc.	162	19,822
Toll Brothers, Inc.	79	11,229
Winnebago Industries, Inc.	906	29,545
		197,299
Home Furnishings — 0.2%
Panasonic Holdings Corp.	2,100	43,349
Sonos, Inc.†	2,050	30,402
Sony Group Corp.	7,500	149,954
		223,705
Household Products/Wares — 0.1%
Avery Dennison Corp.	65	10,655
Clorox Co.	412	39,733
Kimberly-Clark Corp.	376	37,010
		87,398
Insurance — 2.7%
Aegon, Ltd.	7,699	63,566
Aflac, Inc.	604	68,657
AIA Group, Ltd.	5,002	55,091
Allianz SE	245	112,011
Allstate Corp.	324	70,392
American Financial Group, Inc.	41	5,464
American International Group, Inc.	353	26,404
Aon PLC, Class A	72	22,439
Arch Capital Group, Ltd.†	185	17,475
Assurant, Inc.	32	7,561
AXA SA	3,680	177,267
Axis Capital Holdings, Ltd.	48	4,820
BB Seguridade Participacoes SA	8,700	59,525
Berkshire Hathaway, Inc., Class B†	796	376,986
Chubb, Ltd.	200	65,400
Cincinnati Financial Corp.	94	15,378
Essent Group, Ltd.	518	31,349
Everest Group, Ltd.	27	9,632
Fidelity National Financial, Inc.	135	7,060
Genworth Financial, Inc.,†	3,481	30,598
Globe Life, Inc.	33	5,092
Hartford Insurance Group, Inc.	523	71,552
Jackson Financial, Inc., Class A	448	51,865
Japan Post Holdings Co., Ltd.	10,500	122,767
Japan Post Insurance Co., Ltd.	5,800	56,884
Loews Corp.	128	14,414
Markel Group, Inc.†	6	10,635
Marsh & McLennan Cos., Inc.	2,128	356,887
MetLife, Inc.	418	33,482
MGIC Investment Corp.	2,833	75,018
MS&AD Insurance Group Holdings, Inc.	2,700	69,992
Muenchener Rueckversicherungs-Gesellschaft AG	111	66,522
NMI Holdings, Inc.†	469	18,155
NN Group NV	781	68,412
Old Republic International Corp.	149	5,953
Primerica, Inc.	21	5,907
Principal Financial Group, Inc.	137	13,825
Prudential Financial, Inc.	185	18,150
Reinsurance Group of America, Inc.	33	6,978
RenaissanceRe Holdings, Ltd.	30	9,209
SiriusPoint, Ltd.†	670	15,685
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Sompo Holdings, Inc.	3,500	$130,123
Travelers Cos., Inc.	1,341	409,193
Unum Group	95	7,636
W.R. Berkley Corp.	229	15,304
Willis Towers Watson PLC	215	55,083
		2,941,798
Internet — 7.7%
Airbnb, Inc., Class A†	1,803	253,069
Alphabet, Inc., Class A	5,677	2,184,509
Alphabet, Inc., Class C	1,190	454,509
Amazon.com, Inc.†	7,130	1,889,878
Auto Trader Group PLC*	3,813	25,726
Bumble, Inc., Class A†	1,298	5,387
eBay, Inc.	375	38,805
EverQuote, Inc., Class A†	1,074	15,487
Expedia Group, Inc.	97	24,092
F5, Inc.†	13	4,211
Gen Digital, Inc.	1,239	23,900
Hims & Hers Health, Inc.†	669	18,177
LY Corp.	17,300	45,756
Match Group, Inc.	1,461	54,671
Meta Platforms, Inc., Class A	2,036	1,245,849
Netflix, Inc.†	12,881	1,205,790
Palo Alto Networks, Inc.†	2,587	463,901
Q2 Holdings, Inc.†	279	14,159
RealReal, Inc.(2)	1,055	12,544
Spotify Technology SA†	65	29,026
Stitch Fix, Inc., Class A†	3,794	13,810
Tencent Holdings, Ltd. ADR	605	36,917
Uber Technologies, Inc.†	2,676	199,656
Upwork, Inc.†	1,719	17,792
VeriSign, Inc.	187	50,239
Yelp, Inc.†	703	19,403
		8,347,263
Investment Companies — 0.1%
Industrivarden AB, Class A	1,119	59,470
Itausa SA (Preference Shares)	16,333	45,914
		105,384
Iron/Steel — 0.2%
Commercial Metals Co.	389	26,825
Evraz PLC†(1)	3,725	0
Fortescue, Ltd.	4,167	59,766
Nucor Corp.	190	42,805
Reliance, Inc.	39	14,138
Steel Dynamics, Inc.	125	28,582
		172,116
Leisure Time — 0.1%
Callaway Golf Co †	411	6,288
Peloton Interactive, Inc., Class A†	4,227	23,037
Polaris, Inc.	454	30,087
		59,412
Lodging — 0.1%
Galaxy Entertainment Group, Ltd.	3,000	12,787
InterContinental Hotels Group PLC	386	55,867
Las Vegas Sands Corp.	100	5,461
		74,115
Machinery-Construction & Mining — 0.5%
Bloom Energy Corp., Class A†	630	178,517

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining (continued)
Caterpillar, Inc.	112	$99,692
Hitachi, Ltd.	3,190	100,315
Mitsubishi Heavy Industries, Ltd.	600	17,801
Oshkosh Corp.	52	8,128
Siemens Energy AG	529	112,206
Terex Corp.	423	26,310
		542,969
Machinery-Diversified — 0.4%
AGCO Corp.	62	7,503
Atlas Copco AB, Class A	1,327	25,667
CNH Industrial NV	3,816	40,869
Dover Corp.	62	14,037
Eastman Kodak Co.†	2,327	31,019
GEA Group AG	1,161	79,596
Kone Oyj, Class B	576	36,654
Regal Rexnord Corp.	55	11,827
SMC Corp.	100	49,057
Toro Co.	81	7,709
Wartsila OYJ Abp	1,902	79,871
Watts Water Technologies, Inc., Class A	76	22,812
		406,621
Media — 0.4%
USA TODAY Co., Inc.†	3,158	22,833
Comcast Corp., Class A	681	18,414
Fox Corp., Class A	1,323	83,997
News Corp., Class A	310	8,159
Sirius XM Holdings, Inc.	50	1,347
Walt Disney Co.	3,265	338,744
		473,494
Metal Fabricate/Hardware — 0.0%
Mueller Industries, Inc.	84	11,376
Mining — 0.7%
Alcoa Corp.	186	11,865
Anglo American PLC	1,560	76,731
BHP Group, Ltd.	4,243	167,962
Centrus Energy Corp., Class A†	87	18,354
Century Aluminum Co.†	444	26,391
Constellium SE†	1,381	43,198
DPM Metals, Inc.	1,585	53,220
Evolution Mining, Ltd.	1,121	9,743
Fresnillo PLC	437	19,529
Hecla Mining Co.	2,209	39,806
Kaiser Aluminum Corp.	159	27,098
Kinross Gold Corp. (TSX)	2,100	63,618
Newmont Corp.	744	82,651
OceanaGold Corp.	1,610	49,852
SSR Mining, Inc.†	1,766	50,879
Teck Resources, Ltd., Class B	593	34,619
Valterra Platinum, Ltd.	201	16,382
		791,898
Miscellaneous Manufacturing — 0.5%
3M Co.	815	119,414
A.O. Smith Corp.	94	5,813
Alstom SA†	1,797	36,405
Fabrinet†	94	64,246
Parker-Hannifin Corp.	121	110,040
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Siemens AG	547	$162,467
Textron, Inc.	147	14,106
		512,491
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	502	26,822
Office Furnishings — 0.0%
Interface, Inc.	773	21,551
Oil & Gas — 2.1%
Antero Resources Corp.†	222	8,716
APA Corp.	294	11,975
California Resources Corp.	731	49,898
Chevron Corp.	854	165,087
ConocoPhillips	231	29,055
Devon Energy Corp.	520	26,712
Diamondback Energy, Inc.	238	48,940
ENEOS Holdings, Inc.	7,700	65,187
Eni SpA	447	12,632
EOG Resources, Inc.	391	54,963
EQT Corp.	2,265	136,081
Equinor ASA	2,041	83,575
Exxon Mobil Corp.	4,540	700,658
Gulfport Energy Corp.†	32	6,161
HF Sinclair Corp.	152	10,216
Inpex Corp.	2,600	67,810
Magnolia Oil & Gas Corp., Class A	379	11,461
Marathon Petroleum Corp.	413	102,544
Murphy Oil Corp.	704	29,399
Noble Corp. PLC†	9	459
Par Pacific Holdings, Inc.†	803	52,733
PetroChina Co., Ltd.	56,000	85,877
Phillips 66	408	73,093
Range Resources Corp.	196	8,526
Repsol SA	2,883	77,142
Riley Exploration Permian, Inc.	272	9,838
Shell PLC (LSE)	3,494	158,611
Talos Energy, Inc.†	2,932	46,677
TotalEnergies SE	1,285	119,652
Valaris, Ltd.†	347	35,387
		2,289,065
Oil & Gas Services — 0.0%
Halliburton Co.	698	29,526
Oil States International, Inc.†	632	7,255
		36,781
Packaging & Containers — 0.0%
Ball Corp.	223	13,621
Crown Holdings, Inc.	95	9,339
Packaging Corp. of America	66	14,088
Smurfit WestRock PLC	350	13,436
		50,484
Pharmaceuticals — 3.8%
AbbVie, Inc.	929	196,316
Alkermes PLC†	672	22,653
Amneal Pharmaceuticals, Inc.†	887	11,416
Astellas Pharma, Inc.	8,300	119,041
AstraZeneca PLC	1,404	266,929
Bristol-Myers Squibb Co.	937	56,773
Cardinal Health, Inc.	451	86,989
Catalyst Pharmaceuticals, Inc.†	663	18,650
Cencora, Inc.	427	131,520

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
China Feihe, Ltd.*	44,100	$19,646
Chugai Pharmaceutical Co., Ltd.	1,300	68,314
Collegium Pharmaceutical, Inc.†	923	31,133
CVS Health Corp.	762	63,467
Eli Lilly & Co.	488	456,085
GSK PLC	7,364	193,514
Harmony Biosciences Holdings, Inc.†	740	23,132
Henry Schein, Inc.†	86	6,415
Herbalife, Ltd.†	1,978	32,835
Indivior Pharmaceuticals, Inc.†	339	12,468
Ipsen SA	328	64,529
Ironwood Pharmaceuticals, Inc.†	3,444	14,206
Jazz Pharmaceuticals PLC†	37	7,512
Johnson & Johnson	3,479	799,648
Madrigal Pharmaceuticals, Inc.†	60	31,043
MannKind Corp.†	1,096	3,102
Merck & Co., Inc.	864	94,331
Merck KGaA	292	37,755
Mirum Pharmaceuticals, Inc.†	132	12,845
Nature's Sunshine Products, Inc.†	1,000	27,160
Novartis AG	2,096	311,510
Novo Nordisk A/S, Class B	1,011	42,571
Otsuka Holdings Co., Ltd.	1,100	80,584
Pfizer, Inc.	1,336	35,671
Protagonist Therapeutics, Inc.†	306	30,285
Rhythm Pharmaceuticals, Inc.†	203	16,516
Roche Holding AG	914	374,214
Roche Holding AG ADR	2,619	133,255
Sanofi SA	1,089	101,734
Shionogi & Co., Ltd.	6,400	130,552
SIGA Technologies, Inc.	1,395	6,417
Supernus Pharmaceuticals, Inc.†	191	9,168
USANA Health Sciences, Inc.†	207	3,943
Viatris, Inc.	833	12,445
		4,198,292
Pipelines — 0.2%
Antero Midstream Corp.	394	8,613
Kinder Morgan, Inc.	7,308	240,214
		248,827
Private Equity — 0.2%
3i Group PLC	2,753	95,877
Blackstone, Inc.	984	123,571
Carlyle Group, Inc.	121	6,058
		225,506
Real Estate — 0.1%
CK Asset Holdings, Ltd.	1,500	9,420
Daito Trust Construction Co., Ltd.	4,235	95,223
Jones Lang LaSalle, Inc.†	33	10,498
Newmark Group, Inc., Class A	993	16,007
		131,148
REITS — 0.4%
American Assets Trust, Inc.	484	10,038
American Tower Corp.	836	152,746
Farmland Partners, Inc.	2,149	23,102
Innovative Industrial Properties, Inc.	530	28,752
JBG SMITH Properties	1,075	16,125
Kite Realty Group Trust	651	17,030
National Health Investors, Inc.	261	20,074
Pebblebrook Hotel Trust	646	9,076
Security Description	Shares or Principal Amount	Value

REITS (continued)
Piedmont Office Realty Trust, Inc.†	751	$6,278
Public Storage	55	16,635
Sabra Health Care REIT, Inc.	1,355	27,994
Simon Property Group, Inc.	184	37,483
SITE Centers Corp.	1,142	6,270
SL Green Realty Corp.	152	6,446
Summit Hotel Properties, Inc.	2,102	10,447
Tanger, Inc.	564	20,913
		409,409
Retail — 2.7%
Abercrombie & Fitch Co., Class A†	260	22,191
American Eagle Outfitters, Inc.	1,329	23,151
Arcos Dorados Holdings, Inc., Class A	2,232	19,909
AutoNation, Inc.†	44	9,345
Best Buy Co., Inc.	661	39,984
BJ's Wholesale Club Holdings, Inc.†	1,194	112,105
Bosideng International Holdings, Ltd.	60,000	32,795
Brinker International, Inc.†	248	37,756
Chipotle Mexican Grill, Inc.†	6,133	208,461
Cie Financiere Richemont SA, Class A	374	71,376
Darden Restaurants, Inc.	95	19,053
Designer Brands, Inc., Class A	859	6,442
Dillard's, Inc., Class A	8	4,554
Dollar General Corp.	339	39,283
Dollar Tree, Inc.†	148	14,372
Domino's Pizza, Inc.	74	25,117
Ferguson Enterprises, Inc. (NYSE)	515	137,871
GameStop Corp., Class A†	150	3,742
Gap, Inc.	307	7,549
Genuine Parts Co.	116	12,439
Group 1 Automotive, Inc.	74	26,408
Home Depot, Inc.	241	79,241
Industria de Diseno Textil SA	1,721	103,120
Kingfisher PLC	14,262	56,055
Kohl's Corp.	2,513	35,609
Lowe's Cos., Inc.	433	103,396
MatsukiyoCocokara & Co.	2,000	29,228
McDonald's Corp.	264	77,508
Murphy USA, Inc.	5	2,940
Next PLC	407	71,783
Nu Skin Enterprises, Inc., Class A	2,286	16,688
Pandora A/S	375	28,555
Penske Automotive Group, Inc.	55	9,434
Ryohin Keikaku Co., Ltd.	2,900	67,277
Signet Jewelers, Ltd.	301	26,798
Target Corp.	376	48,786
TJX Cos., Inc.	3,157	494,860
Tokyo Gas Co., Ltd.	3,317	141,676
Urban Outfitters, Inc.†	417	29,332
Walmart, Inc.	4,287	565,584
Wesfarmers, Ltd.	1,290	68,180
Williams-Sonoma, Inc.	89	16,128
		2,946,081
Savings & Loans — 0.1%
Axos Financial, Inc.†	412	39,733
HomeTrust Bancshares, Inc.	286	13,062
Northfield Bancorp., Inc.	640	8,928
		61,723
Semiconductors — 7.9%
Advantest Corp.	900	168,585
ASM International NV	217	211,512

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
ASML Holding NV (NASDAQ)	475	$683,520
ASML Holding NV (XAMS)	260	375,336
Axcelis Technologies, Inc.†	180	25,040
Broadcom, Inc.	2,880	1,202,198
FormFactor, Inc.†	269	36,565
Infineon Technologies AG	846	56,855
Kioxia Holdings Corp.†	200	49,753
Lasertec Corp.	300	83,215
Micron Technology, Inc.	254	131,359
Novatek Microelectronics Corp.	3,000	39,264
NVIDIA Corp.	19,124	3,816,577
Photronics, Inc.†	874	43,246
QUALCOMM, Inc.	1,321	237,225
Rambus, Inc.†	506	58,246
Samsung Electronics Co., Ltd.	534	81,014
SK Hynix, Inc.	65	57,198
SkyWater Technology, Inc.(2)	1,337	42,650
Skyworks Solutions, Inc.	21	1,474
Taiwan Semiconductor Manufacturing Co., Ltd.	1,000	67,889
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	920	364,375
Texas Instruments, Inc.	2,099	589,987
Tokyo Electron, Ltd.	500	148,321
United Microelectronics Corp.	8,000	20,592
		8,591,996
Shipbuilding — 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	21,100	71,968
Software — 3.3%
8x8, Inc.†	11,646	22,360
ACI Worldwide, Inc.†	575	24,851
Adeia, Inc.	899	28,633
Appian Corp., Class A†	357	7,422
Asana, Inc., Class A†	602	3,805
Box, Inc., Class A†	596	14,423
Commvault Systems, Inc.†	268	26,500
Datadog, Inc., Class A†	747	98,746
DigitalOcean Holdings, Inc.†	406	39,151
Electronic Arts, Inc.	419	84,793
Fair Isaac Corp.†	84	86,100
Fastly, Inc., Class A†	245	6,187
Five9, Inc.†	848	14,586
IBEX Holdings, Ltd.†	769	21,340
Intuit, Inc.	430	167,055
LiveRamp Holdings, Inc.†	361	10,552
Microsoft Corp.	4,569	1,863,147
Navan, Inc., Class A†	407	7,118
NetEase, Inc.	1,500	34,902
Nice, Ltd.†	570	57,932
Oracle Corp.	2,001	322,941
PagerDuty, Inc.†	960	6,384
Playtika Holding Corp.	1,659	6,064
Porch Group, Inc.(2)	1,731	16,670
Progress Software Corp.†	263	7,325
ROBLOX Corp., Class A†	889	49,126
Sage Group PLC	5,659	67,820
SAP SE	693	118,652
ServiceNow, Inc.†	1,079	95,286
Synopsys, Inc.†	456	220,066
Twilio, Inc., Class A†	61	9,032
Security Description	Shares or Principal Amount	Value

Software (continued)
Yext, Inc.†	1,508	$5,821
Zeta Global Holdings Corp., Class A†	1,440	26,525
		3,571,315
Telecommunications — 2.2%
A10 Networks, Inc.	1,209	32,256
Arista Networks, Inc.†	3,019	521,411
AT&T, Inc.	7,357	192,238
Cisco Systems, Inc.	1,419	129,839
Credo Technology Group Holding, Ltd.†	523	91,007
Deutsche Telekom AG	2,992	96,850
Extreme Networks, Inc.†	988	21,825
HKT Trust & HKT, Ltd.	47,000	76,277
InterDigital, Inc.	154	45,670
Koninklijke KPN NV	15,282	81,858
LG Uplus Corp.	7,716	82,485
Lumen Technologies, Inc.†	6,509	57,540
NETGEAR, Inc.†	535	13,519
Orange SA	4,283	89,491
SK Telecom Co., Ltd.	1,023	66,174
Telefonaktiebolaget LM Ericsson, Class B	13,707	162,244
Telenor ASA	2,383	39,224
Telstra Group, Ltd.	14,500	55,628
T-Mobile US, Inc.	1,080	211,140
Verizon Communications, Inc.	4,382	210,467
Vodafone Group PLC	52,255	83,624
		2,360,767
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	2,000	46,441
Hasbro, Inc.	79	7,572
Nintendo Co., Ltd.	336	16,345
		70,358
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	496	90,178
Central Japan Railway Co.	2,100	50,424
Costamare, Inc.	1,922	31,943
Deutsche Post AG	1,502	88,716
DHT Holdings, Inc.	1,409	26,038
FedEx Corp.	196	79,049
Ryder System, Inc.	13	3,299
Scorpio Tankers, Inc.	439	35,704
Seibu Holdings, Inc.	900	21,403
SITC International Holdings Co., Ltd.	33,000	138,667
Teekay Corp., Ltd.	2,286	30,541
Teekay Tankers, Ltd., Class A	393	30,870
TFI International, Inc.	219	31,336
Union Pacific Corp.	510	137,435
United Parcel Service, Inc., Class B	614	66,803
		862,406
Water — 0.1%
Consolidated Water Co., Ltd.	764	24,486
United Utilities Group PLC	2,005	39,827
		64,313
Total Common Stocks (cost $48,450,956)		69,800,975
CORPORATE BONDS & NOTES — 10.9%
Aerospace/Defense — 0.4%
Boeing Co.
2.70%, 02/01/2027	$65,000	64,241

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
3.50%, 03/01/2039	$20,000	$16,141
3.90%, 05/01/2049	17,000	12,492
6.13%, 02/15/2033	60,000	64,067
6.86%, 05/01/2054	30,000	33,325
6.88%, 03/15/2039	25,000	27,703
Honeywell Aerospace, Inc.
4.60%, 03/16/2033*	10,000	9,874
4.95%, 03/16/2036*	25,000	24,716
5.73%, 03/16/2056*	15,000	14,753
5.85%, 03/16/2066*	10,000	9,843
Howmet Aerospace, Inc.
3.00%, 01/15/2029	75,000	72,328
4.75%, 04/15/2036	5,000	4,857
Lockheed Martin Corp.
5.20%, 02/15/2064	10,000	9,048
RTX Corp.
6.00%, 03/15/2031	10,000	10,627
		374,015
Agriculture — 0.2%
BAT Capital Corp.
4.39%, 08/15/2037	25,000	22,766
4.63%, 03/22/2033	80,000	78,396
Philip Morris International, Inc.
4.88%, 02/13/2029	10,000	10,131
5.13%, 02/15/2030	85,000	86,810
5.25%, 02/13/2034	20,000	20,379
		218,482
Airlines — 0.0%
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	30,000	29,689
Apparel — 0.1%
Tapestry, Inc.
3.05%, 03/15/2032	55,000	49,605
Auto Manufacturers — 0.2%
Ford Motor Co.
6.10%, 08/19/2032	20,000	20,391
General Motors Financial Co., Inc.
4.20%, 10/27/2028	10,000	9,918
5.45%, 09/06/2034	15,000	14,994
Hyundai Capital America
4.88%, 11/01/2027*	55,000	55,244
5.35%, 03/19/2029*	55,000	55,987
		156,534
Banks — 1.5%
Bank of America Corp.
3.85%, 03/08/2037	72,000	66,881
6.20%, 11/10/2028	60,000	61,565
Citigroup, Inc.
3.20%, 10/21/2026	255,000	253,851
Goldman Sachs Group, Inc.
4.15%, 10/21/2029	35,000	34,634
5.07%, 01/21/2037	10,000	9,776
5.09%, 04/20/2034	10,000	9,976
JPMorgan Chase & Co.
4.90%, 01/22/2037	235,000	229,082
5.58%, 07/23/2036	10,000	10,145
Morgan Stanley
4.49%, 01/16/2032	20,000	19,679
4.71%, 03/12/2032	30,000	29,769
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.07%, 01/30/2037	$20,000	$19,569
5.32%, 07/19/2035	90,000	90,717
5.47%, 01/18/2035	130,000	132,465
5.90%, 03/13/2047	20,000	20,037
5.95%, 01/19/2038	8,000	8,241
PNC Financial Services Group, Inc.
5.37%, 07/21/2036	10,000	10,049
US Bancorp
1.38%, 07/22/2030	325,000	286,522
Wells Fargo & Co.
3.00%, 10/23/2026	250,000	248,737
5.56%, 07/25/2034	110,000	113,015
		1,654,710
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	120,000	117,246
Keurig Dr Pepper, Inc.
5.30%, 03/15/2034	15,000	14,953
		132,199
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	395,000	391,561
Royalty Pharma PLC
2.20%, 09/02/2030	50,000	45,158
5.20%, 09/25/2035	20,000	19,817
		456,536
Building Materials — 0.0%
Carlisle Cos., Inc.
5.25%, 09/15/2035	10,000	10,038
Computers — 0.1%
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	70,000	69,751
Diversified Financial Services — 0.7%
American Express Co.
4.42%, 08/03/2033	250,000	243,958
4.73%, 04/25/2029	40,000	40,208
5.02%, 04/25/2031	60,000	60,869
Avolon Holdings Funding, Ltd.
5.75%, 11/15/2029*	38,000	38,932
Capital One Financial Corp.
4.49%, 09/11/2031	35,000	34,439
Jefferies Financial Group, Inc.
4.50%, 09/15/2026	45,000	45,026
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	65,000	67,196
Mastercard, Inc.
3.30%, 03/26/2027	245,000	243,564
		774,192
Electric — 0.5%
American Electric Power Co, Inc.
5.80%, 03/15/2056	40,000	39,775
American Electric Power Co., Inc.
6.05%, 03/15/2056	15,000	14,952
Constellation Energy Generation LLC
4.40%, 01/15/2031	15,000	14,844
Dominion Energy, Inc.
6.20%, 02/15/2056	20,000	20,037

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
DTE Electric Co.
4.85%, 03/01/2036	$20,000	$19,555
5.25%, 05/15/2035	10,000	10,141
Duke Energy Indiana LLC
4.95%, 03/15/2036	15,000	14,740
Entergy Mississippi LLC
5.05%, 04/15/2036	20,000	19,670
Florida Power & Light Co.
5.70%, 03/15/2055	10,000	9,891
Georgia Power Co.
5.20%, 03/15/2035	20,000	20,278
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	70,000	71,812
Oncor Electric Delivery Co. LLC
5.35%, 04/01/2035	10,000	10,202
Pacific Gas & Electric Co.
5.20%, 05/01/2036	10,000	9,740
Southern Power Co.
4.25%, 10/01/2030	15,000	14,822
4.90%, 10/01/2035	25,000	24,210
Virginia Electric & Power Co.
4.90%, 09/15/2035	60,000	58,699
4.95%, 03/15/2036	35,000	34,121
Vistra Operations Co. LLC
3.70%, 01/30/2027*	100,000	99,392
4.60%, 10/15/2030*	20,000	19,632
5.25%, 10/15/2035*	10,000	9,703
		536,216
Electronics — 0.0%
Amphenol Corp.
4.40%, 02/15/2033	35,000	34,212
Environmental Control — 0.0%
Waste Connections, Inc.
4.80%, 07/15/2036	20,000	19,578
5.00%, 03/01/2034	10,000	10,065
		29,643
Food — 0.3%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.63%, 03/10/2037*	5,000	4,991
6.40%, 05/10/2057*	5,000	4,920
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 02/02/2029	95,000	91,240
Kraft Foods Group, Inc.
5.00%, 06/04/2042	40,000	35,358
Kraft Heinz Foods Co.
4.63%, 10/01/2039	10,000	8,836
6.88%, 01/26/2039	10,000	10,880
Kroger Co.
5.00%, 09/15/2034	20,000	19,757
Mars, Inc.
5.20%, 03/01/2035*	85,000	85,758
5.70%, 05/01/2055*	70,000	68,113
		329,853
Security Description	Shares or Principal Amount	Value

Forest Products & Paper — 0.1%
Georgia-Pacific LLC
4.90%, 05/15/2033*	$20,000	$19,945
4.95%, 06/30/2032*	40,000	40,525
		60,470
Healthcare-Products — 0.1%
Medline Borrower LP
3.88%, 04/01/2029*	40,000	38,863
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	15,000	14,849
		53,712
Healthcare-Services — 0.4%
HCA, Inc.
4.60%, 11/15/2032	15,000	14,629
Humana, Inc.
3.70%, 03/23/2029	270,000	262,963
UnitedHealth Group, Inc.
3.70%, 08/15/2049	265,000	192,400
		469,992
Insurance — 0.3%
Aon North America, Inc.
5.45%, 03/01/2034	30,000	30,658
Brown & Brown, Inc.
4.90%, 06/23/2030	32,000	31,959
5.25%, 06/23/2032	12,000	11,975
Prudential Financial, Inc.
4.60%, 05/15/2044	260,000	224,703
		299,295
Internet — 0.2%
Airbnb, Inc.
4.65%, 03/16/2031	15,000	14,974
5.25%, 03/16/2036	5,000	4,987
Amazon.com, Inc.
4.55%, 03/13/2033	15,000	14,817
4.88%, 03/13/2036	20,000	19,707
6.05%, 03/13/2076	18,000	17,730
Beignet Investor LLC
6.58%, 05/30/2049*	19,000	19,622
Meta Platforms, Inc.
5.25%, 05/15/2036	20,000	19,944
6.30%, 05/15/2056	15,000	14,979
Netflix, Inc.
5.38%, 11/15/2029*	35,000	35,961
		162,721
Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/2028*	95,000	92,755
5.75%, 03/15/2030*	20,000	20,290
5.75%, 08/01/2032*	10,000	10,051
		123,096
Lodging — 0.0%
Las Vegas Sands Corp.
6.00%, 08/15/2029	10,000	10,289
Marriott International, Inc.
4.50%, 05/01/2033	20,000	19,385
		29,674

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining — 0.1%
Vertiv Group Corp.
4.13%, 11/15/2028*	$80,000	$79,037
Vertiv Holdings Co.
4.85%, 03/15/2036	30,000	29,204
5.80%, 03/15/2056	5,000	4,849
		113,090
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/2034	260,000	268,884
Comcast Corp.
2.89%, 11/01/2051	370,000	212,486
		481,370
Mining — 0.1%
Glencore Funding LLC
5.51%, 04/01/2036*	25,000	25,176
5.67%, 04/01/2035*	30,000	30,773
6.14%, 04/01/2055*	10,000	10,125
		66,074
Oil & Gas — 0.2%
Exxon Mobil Corp.
3.57%, 03/06/2045	290,000	224,626
Viper Energy Partners LLC
4.90%, 08/01/2030	16,000	15,991
5.70%, 08/01/2035	16,000	16,243
		256,860
Packaging & Containers — 0.0%
AptarGroup, Inc.
4.75%, 03/30/2031	20,000	19,861
Pharmaceuticals — 0.8%
AbbVie, Inc.
4.40%, 03/15/2033	15,000	14,725
4.75%, 03/15/2036	5,000	4,889
4.80%, 03/15/2029	20,000	20,289
4.95%, 03/15/2031	10,000	10,206
5.05%, 03/15/2034	10,000	10,138
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	228,320
Bristol-Myers Squibb Co.
5.10%, 02/22/2031	10,000	10,268
5.20%, 02/22/2034	20,000	20,483
5.55%, 02/22/2054	10,000	9,600
CVS Health Corp.
1.88%, 02/28/2031	10,000	8,769
4.78%, 03/25/2038	255,000	236,307
7.00%, 03/10/2055	35,000	36,313
Eli Lilly & Co.
4.60%, 08/14/2034	10,000	9,882
4.70%, 02/09/2034	20,000	19,974
5.10%, 02/09/2064	30,000	26,858
Merck & Co, Inc.
4.45%, 12/04/2032	10,000	9,905
4.75%, 12/04/2035	15,000	14,682
Novartis Capital Corp.
4.10%, 11/05/2030	65,000	64,149
4.60%, 03/18/2033	15,000	14,895
4.90%, 03/18/2036	20,000	19,860
5.70%, 03/18/2056	10,000	10,017
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046	$35,000	$26,956
Zoetis, Inc.
5.00%, 08/17/2035	75,000	74,683
		902,168
Pipelines — 0.4%
Cheniere Energy Partners LP
4.50%, 10/01/2029	45,000	44,769
Cheniere Energy, Inc.
5.20%, 07/30/2036*	5,000	4,943
Energy Transfer LP
5.25%, 07/01/2029	50,000	51,054
Enterprise Products Operating LLC
5.55%, 02/16/2055	80,000	76,909
MPLX LP
2.65%, 08/15/2030	75,000	69,255
ONEOK, Inc.
5.55%, 11/01/2026	20,000	20,103
5.65%, 11/01/2028	20,000	20,518
Targa Resources Corp.
4.35%, 04/15/2031	15,000	14,703
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036	20,000	19,845
Venture Global Calcasieu Pass LLC
6.00%, 05/01/2036*	10,000	10,078
Williams Cos., Inc.
2.60%, 03/15/2031	120,000	108,944
		441,121
REITS — 0.1%
American Tower Corp.
4.70%, 12/15/2032	10,000	9,877
4.90%, 03/15/2030	20,000	20,198
Crown Castle, Inc.
3.65%, 09/01/2027	35,000	34,605
VICI Properties LP/VICI Note Co., Inc.
4.50%, 01/15/2028*	60,000	59,623
		124,303
Retail — 0.5%
7-Eleven, Inc.
1.80%, 02/10/2031*	8,000	6,970
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	45,000	41,009
Lowe's Cos., Inc.
3.75%, 04/01/2032	270,000	256,436
TJX Cos., Inc.
2.25%, 09/15/2026	270,000	268,386
		572,801
Semiconductors — 0.9%
Broadcom, Inc.
4.15%, 11/15/2030	70,000	68,936
4.95%, 01/15/2036	15,000	14,852
5.05%, 07/12/2029	65,000	66,261
5.70%, 01/15/2056	5,000	4,971
Foundry JV Holdco LLC
6.15%, 01/25/2032*	200,000	210,410
Intel Corp.
3.90%, 03/25/2030	120,000	116,648
4.15%, 08/05/2032	55,000	52,904
5.30%, 05/15/2036	25,000	24,895
6.13%, 05/15/2056	25,000	24,814

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
Marvell Technology, Inc.
5.30%, 04/15/2036	$40,000	$40,022
NVIDIA Corp.
3.20%, 09/16/2026	385,000	384,304
		1,009,017
Software — 0.3%
MSCI, Inc.
3.63%, 09/01/2030*	50,000	47,333
Oracle Corp.
3.60%, 04/01/2050	20,000	11,974
4.45%, 09/26/2030	20,000	19,290
4.80%, 09/26/2032	25,000	23,772
5.38%, 09/27/2054	30,000	23,093
5.70%, 02/04/2036	35,000	33,612
6.70%, 02/04/2056	10,000	9,216
Salesforce, Inc.
5.20%, 03/15/2033	40,000	39,928
Synopsys, Inc.
4.85%, 04/01/2030	10,000	10,086
5.00%, 04/01/2032	10,000	10,106
5.15%, 04/01/2035	37,000	37,004
5.70%, 04/01/2055	10,000	9,604
		275,018
Telecommunications — 1.0%
AT&T, Inc.
5.13%, 04/30/2036	15,000	14,754
5.35%, 09/01/2040	240,000	231,827
6.20%, 10/30/2056	10,000	9,906
Cipher Compute LLC
7.13%, 11/15/2030*	80,000	82,921
Motorola Solutions, Inc.
2.30%, 11/15/2030	45,000	40,648
4.85%, 08/15/2030	8,000	8,065
5.40%, 04/15/2034	30,000	30,401
Rogers Communications, Inc.
5.00%, 02/15/2029	70,000	70,590
SV RNO Property Owner 1 LLC
5.88%, 03/01/2031*	20,000	19,623
T-Mobile USA, Inc.
2.63%, 02/15/2029	300,000	285,582
3.88%, 04/15/2030	30,000	29,211
5.00%, 02/15/2036	30,000	29,357
5.15%, 04/15/2034	10,000	10,055
Verizon Communications, Inc.
2.36%, 03/15/2032	120,000	104,920
2.88%, 11/20/2050	125,000	75,587
4.75%, 01/15/2033	17,000	16,776
5.25%, 04/02/2035	8,000	7,999
5.88%, 11/30/2055	10,000	9,664
		1,077,886
Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	295,000	212,164
5.55%, 03/15/2056	15,000	14,511
CSX Corp.
3.80%, 03/01/2028	245,000	242,955
		469,630
Security Description	Shares or Principal Amount	Value

Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	$35,000	$34,821
Water — 0.0%
Essential Utilities, Inc.
5.13%, 03/15/2036	20,000	19,700
Total Corporate Bonds & Notes (cost $12,413,686)		11,918,355
ASSET BACKED SECURITIES — 1.0%
Auto Loan Receivables — 0.8%
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3 4.87%, 02/15/2028	44,337	44,441
Ford Credit Auto Owner Trust
Series 2023-2, Class A 5.28%, 02/15/2036*	238,000	242,866
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.98%, 12/11/2036*	74,000	75,342
Hyundai Auto Receivables Trust
Series 2025-B, Class A3 4.36%, 12/17/2029	180,000	180,637
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A4 4.31%, 04/16/2029	87,000	87,139
USB Auto Owner Trust
Series 2025-1A, Class A3 4.49%, 06/17/2030*	71,000	71,224
World Omni Auto Receivables Trust
Series 2026-A, Class A3 3.86%, 05/15/2031	33,000	32,763
Series 2025-C, Class A3 4.08%, 11/15/2030	100,000	99,685
		834,097
Home Equity — 0.2%
JPMorgan Mtg. Trust VRS
Series 2025-CES2, Class A1 5.59%, 06/25/2055*(3)	80,693	80,954
Towd Point Mtg. Trust
Series 2024-CES4, Class A1 5.12%, 09/25/2064*(4)	79,811	79,650
		160,604
Other Asset Backed Securities — 0.0%
Compass Datacenters Issuer II LLC
Series 2024-2A, Class A1 5.02%, 08/25/2049*	50,000	49,942
Total Asset Backed Securities (cost $1,043,742)		1,044,643
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
Commercial and Residential — 3.1%
AOA Trust VRS
Series 2025-1301, Class A 5.23%, 08/11/2042*(3)	47,000	47,206
Banc of America Commercial Mtg. Trust VRS
Series 2015-UBS7, Class B 4.43%, 09/15/2048(3)	29,748	29,377
BANK
Series 2019-BN18, Class A2 3.47%, 05/15/2062	33,000	32,084

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BANK5
Series 2026-5YR20, Class AS 5.34%, 02/15/2059	$15,000	$15,176
BANK5 VRS
Series 2025-5YR15, Class XA 1.44%, 07/15/2058(3)(5)	142,850	6,499
Series 2025-5YR17, Class AS 5.63%, 11/15/2058(3)	26,000	26,515
BANK5 Trust VRS
Series 2025-5YR13, Class XA 1.28%, 01/15/2058*(3)(5)	999,270	35,654
Barclays Commercial Mtg. Trust
Series 2019-C3, Class A2 3.44%, 05/15/2052	64,839	63,742
BBCMS Mtg. Trust VRS
Series 2025-5C37, Class AS 5.38%, 09/15/2058(3)	45,000	45,446
Series 2023-C21, Class A3 6.51%, 09/15/2056(3)	32,000	33,370
Benchmark Mtg. Trust
Series 2020-B17, Class A2 2.21%, 03/15/2053	39,141	37,150
Series 2019-B13, Class A2 2.89%, 08/15/2057	96,130	92,436
Series 2019-B14, Class A2 2.91%, 12/15/2062	26,239	25,544
Series 2026-V21, Class AS 5.51%, 03/15/2059	51,000	51,884
Benchmark Mtg. Trust VRS
Series 2025-V15, Class XA 1.35%, 06/15/2058(3)(5)	659,450	26,773
Series 2025-V18, Class XA 1.47%, 10/15/2058*(3)(5)	999,643	49,685
Series 2025-V17, Class AM 5.42%, 09/15/2058(3)	26,000	26,319
Series 2025-V16, Class AS 5.86%, 08/15/2058(3)	45,000	46,434
BMO Mtg. Trust
Series 2025-5C11, Class AS 5.94%, 07/15/2058	44,000	45,137
BMO Mtg. Trust VRS
Series 2024-5C8, Class AS 5.94%, 12/15/2057(3)	45,000	46,231
BRAVO Residential Funding Trust
Series 2024-NQM5, Class A1 5.80%, 06/25/2064*(4)	109,456	110,127
Series 2024-NQM3, Class A1 6.19%, 03/25/2064*(4)	109,169	109,918
Cantor Commercial Real Estate Lending
Series 2019-CF3, Class A2 2.94%, 01/15/2053	12,057	11,485
CD Mtg. Trust
Series 2016-CD1, Class A4 2.72%, 08/10/2049	48,000	47,431
CD Mtg. Trust VRS
Series 2017-CD4, Class B 3.95%, 05/10/2050(3)	32,000	29,227
CGMS Commercial Mtg. Trust VRS
Series 2017-B1, Class AS 3.71%, 08/15/2050(3)	21,000	20,567
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Chase Home Lending Mtg. Trust FRS
Series 2024-11, Class A11 4.90%, (SOFR30A+1.25%), 11/25/2055*	$86,419	$86,625
Series 2025-7, Class A11 5.05%, (SOFR30A+1.40%), 05/25/2056*	18,103	18,159
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A2 2.71%, 02/15/2053	26,900	25,370
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(3)	76,000	75,239
COLT Mtg. Loan Trust
Series 2024-INV1, Class A1 5.90%, 12/25/2068*(4)	125,452	126,055
Series 2024-2, Class A1 6.13%, 04/25/2069*(4)	54,670	55,018
Series 2024-3, Class A1 6.39%, 06/25/2069*(4)	104,192	105,255
COMM Mtg. Trust VRS
Series 2015-LC19, Class C 4.57%, 02/10/2048(3)	10,647	10,354
Connecticut Avenue Securities Trust FRS
Series 2026-R01, Class 2A1 4.50%, (SOFR30A+0.85%), 01/25/2046*	59,884	59,868
Series 2025-R04, Class 1A1 4.65%, (SOFR30A+1.00%), 05/25/2045*	15,330	15,350
Series 2026-R01, Class 2M1 4.65%, (SOFR30A+1.00%), 01/25/2046*	64,671	64,682
Series 2025-R04, Class 1M1 4.85%, (SOFR30A+1.20%), 05/25/2045*	31,118	31,137
Series 2016-C07, Class 2M2 8.11%, (SOFR30A+4.46%), 05/25/2029	73,855	75,040
CSAIL Commercial Mtg. Trust
Series 2019-C18, Class A2 2.84%, 12/15/2052	32,383	30,875
Series 2017-CX10, Class A3 3.40%, 11/15/2050	62,914	62,664
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2019-DNA3, Class B1 7.01%, (SOFR30A+3.36%), 07/25/2049*	80,000	82,656
GS Mtg. Securities Trust
Series 2019-GC42, Class A2 2.93%, 09/10/2052	58,097	55,779
JPMCC Commercial Mtg. Securities Trust
Series 2019-COR5, Class A2 3.15%, 06/13/2052	7,943	7,919
JPMDB Commercial Mtg. Securities Trust
Series 2019-COR6, Class A2 2.95%, 11/13/2052	25,754	25,104
JPMorgan Mtg. Trust FRS
Series 2025-1, Class A11 4.90%, (SOFR30A+1.25%), 06/25/2055*	67,237	67,112
Series 2025-2, Class A11 4.90%, (SOFR30A+1.25%), 07/25/2055*	130,421	130,770
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-5C2, Class AS 5.38%, 11/15/2058	18,000	18,188
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2013-C9, Class B 3.71%, 05/15/2046(3)	31,139	29,716
Series 2013-C10, Class B 4.08%, 07/15/2046(3)	31,166	29,617

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Capital I Trust
Series 2016-BNK2, Class A4 3.05%, 11/15/2049	$46,000	$45,414
Morgan Stanley Residential Mtg. Loan Trust FRS
Series 2024-3, Class AF 5.00%, (SOFR30A+1.35%), 07/25/2054*	77,777	77,909
NYC Trust FRS
Series 2024-3ELV, Class A 5.65%, (TSFR1M+1.99%), 08/15/2029*	100,000	100,000
OBX Trust
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(4)	103,412	104,238
Onity Loan Investment Trust VRS
Series 2025-HB1, Class A 3.00%, 06/25/2038*(3)	43,201	42,383
Station Place Securitization Trust FRS
Series 2025-1, Class A 4.55%, (TSFR1M+0.90%), 07/23/2026*	99,000	99,013
Series 2025-3, Class A 4.55%, (TSFR1M+0.90%), 09/23/2026*	100,000	99,939
Series 2025-7, Class A 4.55%, (TSFR1M+0.90%), 11/24/2026*	110,000	110,068
SWCH Commercial Mtg. Trust FRS
Series 2025-DATA, Class A 5.10%, (TSFR1M+1.44%), 02/15/2042*	100,000	99,125
Wells Fargo Commercial Mtg. Trust
Series 2016-LC24, Class AS 3.37%, 10/15/2049	66,000	65,229
Series 2019-C50, Class B 4.19%, 05/15/2052	35,000	33,235
Series 2026-5C8, Class AS 5.25%, 03/15/2059	46,000	46,125
Wells Fargo Commercial Mtg. Trust VRS
Series 2025-5C4, Class XA 1.35%, 05/15/2058(3)(5)	1,569,490	62,475
		3,385,122
U.S. Government Agency — 0.8%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 5510, Class FK 4.75%, (SOFR30A+1.10%), 02/25/2055	87,075	87,791
Series 5517, Class FH 4.80%, (SOFR30A+1.15%), 03/25/2055	80,114	80,503
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA2, Class M1 4.85%, (SOFR30A+1.20%), 05/25/2045*	60,236	60,246
Series 2024-DNA2, Class A1 4.90%, (SOFR30A+1.25%), 05/25/2044*	126,894	127,409
Series 2024-HQA2, Class A1 4.90%, (SOFR30A+1.25%), 08/25/2044*	121,900	122,394
Federal National Mtg. Assoc. REMIC FRS
Series 2024-95, Class FD 4.65%, (SOFR30A+1.00%), 12/25/2054	80,250	80,716
Series 2024-39, Class DF 4.75%, (SOFR30A+1.10%), 06/25/2054	103,557	104,495
Series 2025-55, Class FG 4.75%, (SOFR30A+1.10%), 07/25/2055	125,147	126,230
Series 2024-22, Class FG 4.85%, (SOFR30A+1.20%), 05/25/2054	103,066	104,164
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Government National Mtg. Assoc. FRS
Series 2019-H13, Class FT 3.96%, (H15T1Y+0.45%), 08/20/2069	$10,126	$10,130
		904,078
Total Collateralized Mortgage Obligations (cost $4,289,756)		4,289,200
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.8%
U.S. Government — 7.4%
United States Treasury Bonds
4.00%, 11/15/2052	170,000	144,274
4.63%, 11/15/2045 to 11/15/2055	2,340,000	2,227,773
4.75%, 11/15/2053 to 05/15/2055	540,000	518,551
United States Treasury Notes
1.38%, 10/31/2028	840,000	789,797
3.50%, 01/15/2029	160,000	158,338
3.88%, 03/31/2028 to 12/31/2032	990,000	988,334
4.00%, 01/31/2033	2,770,000	2,738,729
4.13%, 02/29/2032	550,000	550,193
		8,115,989
U.S. Government Agency — 10.4%
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2040 to 03/01/2041	110,115	96,864
2.50%, 08/01/2037	48,947	46,076
4.50%, 07/01/2053	80,224	78,095
5.00%, 04/01/2053	76,254	76,076
5.50%, 10/01/2055	736,323	740,357
6.00%, 10/01/2055	227,362	232,123
Federal National Mtg. Assoc.
1.50%, 08/01/2037	50,609	45,406
2.00%, 04/01/2037 to 09/01/2050	1,279,069	1,048,828
2.50%, 03/01/2042 to 06/01/2051	340,088	294,791
3.00%, 05/01/2042 to 06/01/2052	494,205	437,926
3.50%, 08/01/2052	320,844	293,032
4.50%, 05/01/2055	207,725	199,929
5.50%, 01/01/2053	43,355	43,761
6.50%, 10/01/2055	93,666	97,128
Government National Mtg. Assoc.
2.00%, May 30 TBA	300,000	246,765
2.50%, May 30 TBA	530,000	453,903
3.50%, May 30 TBA	160,000	144,606
4.00%, May 30 TBA	110,000	102,620
4.50%, May 30 TBA	180,000	173,559
5.00%, May 30 TBA	200,000	198,248
5.50%, May 30 TBA	480,000	483,373
6.00%, May 30 TBA	230,000	234,475
Uniform Mtg. Backed Securities
1.50%, May 15 TBA	100,000	89,684
2.00%, May 15 TBA	180,000	165,032
2.00%, May 30 TBA	230,000	183,976
2.50%, May 30 TBA	750,000	627,902
3.00%, May 30 TBA	200,000	175,059
3.50%, May 30 TBA	50,000	45,507
4.00%, May 30 TBA	330,000	309,440
4.50%, 05/18/2041	50,000	49,608
4.50%, May 30 TBA	400,000	384,722
5.00%, May 15 TBA	100,000	100,724

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
6.00%, May 30 TBA	$840,000	$857,499
6.50%, May 30 TBA	2,500,000	2,593,674
		11,350,768
Total U.S. Government & Agency Obligations (cost $19,527,264)		19,466,757
MUNICIPAL SECURITIES — 0.1%
County of Fresno CA Revenue Bonds
Zero Coupon, 08/15/2032	20,000	14,953
State of California General Obligation Bonds
4.35%, 11/01/2032	45,000	44,916
Total Municipal Securities (cost $60,265)		59,869
UNAFFILIATED INVESTMENT COMPANIES — 5.4%
iShares Core High Dividend ETF	17,315	475,643
iShares Core S&P 500 ETF	4,753	3,431,999
iShares MSCI USA Momentum Factor ETF	2,503	710,802
iShares Russell 1000 Value ETF	440	101,750
Vanguard Growth ETF	9,960	828,373
Vanguard Small-Cap ETF	930	264,483
Total Unaffiliated Investment Companies (cost $4,873,696)		5,813,050
RIGHTS — 0.0%
Biotechnology — 0.0%
Spyre Therapeutics, Inc. CVR†(1)	1,300	0
Surface Oncology CVR†(1)	2,413	269
		269
Pharmaceuticals — 0.0%
Aduro Biotech Holding, Inc. CVR†(1)	460	117
Avadel Pharmaceuticals PLC CVR†(1)	720	461
Blueprint Medic CVR†(1)	181	83
Spectrum Pharmaceuticals, Inc. CVR†(1)	2,839	0
		661
Total Rights (cost $1,183)		930
Total Long-Term Investment Securities (cost $90,660,548)		112,393,779
SHORT-TERM INVESTMENTS — 4.0%
Agriculture — 0.2%
Bunge, Ltd. Finance Corp.
3.95%, 05/11/2026	250,000	249,693
Pipelines — 0.4%
Energy Transfer LP
3.88%, 05/01/2026	250,000	249,972
Targa Resources Corp.
3.90%, 05/01/2026	250,000	249,972
		499,944
REITS — 0.7%
Agree LP
3.88%, 05/01/2026	250,000	249,971
AvalonBay Communities, Inc.
4.00%, 05/06/2026	250,000	249,835
Security Description	Shares or Principal Amount	Value

REITS (continued)
Extra Space Storage LP
4.02%, 05/08/2026	$250,000	$249,779
		749,585
Sovereign — 0.4%
Federal Home Loan Bank Disc. Notes
3.60%, 05/01/2026	400,000	399,960
Unaffiliated Investment Companies — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(6)	2,531,665	2,531,665
Total Short-Term Investments (cost $4,431,057)		4,430,847
TOTAL INVESTMENTS (cost $95,091,605)	107.1%	116,824,626
Other assets less liabilities	(7.1)	(7,791,202)
NET ASSETS	100.0%	$109,033,424
FORWARD SALES CONTRACTS — (0.9)%
U.S. Government Agencies — (0.9)%
Uniform Mtg. Backed Securities — (0.9%)
5.00%, May 30 TBA	(520,000)	(512,247)
5.50%, May 30 TBA	(500,000)	(502,487)
Total Forward Sales Contracts (proceeds $(1,017,748))		$(1,014,734)

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $4,670,135 representing 4.3% of net assets.

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
AMN Healthcare Services, Inc.	03/19/26	1,593	$29,140	$32,609	$20.47	0.0%
Porch Group, Inc.	09/24/25	1,731	30,953	16,670	9.63	0.0
RealReal, Inc.	12/16/25, 02/18/26	1,055	14,903	12,544	11.89	0.0
SkyWater Technology, Inc.	08/20/24, 11/19/24, 11/20/24, 02/18/26	1,337	14,744	42,650	31.90	0.0
				$104,473		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(3)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of April 30, 2026.
(5)	Interest Only
(6)	The rate shown is the 7-day yield as of April 30, 2026.

ADR—American Depositary Receipt
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
7	Long	S&P 500 E-Mini Index	June 2026	$2,510,340	$2,535,312	$24,972
19	Short	U.S. Treasury 10 Year Notes	June 2026	2,126,851	2,101,281	25,570
						$50,542

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$1,360,807	$439,252	$—	$1,800,059
Agriculture	192,202	36,426	—	228,628
Airlines	155,846	60,772	—	216,618
Apparel	26,414	209,522	—	235,936
Auto Manufacturers	502,726	320,731	—	823,457
Auto Parts & Equipment	11,461	9,604	—	21,065
Banks	2,887,023	2,393,444	—	5,280,467
Beverages	555,254	108,916	—	664,170
Biotechnology	1,266,287	32,861	—	1,299,148
Building Materials	418,839	404,779	—	823,618
Chemicals	1,208,586	255,139	—	1,463,725
Commercial Services	534,098	206,257	—	740,355
Computers	2,464,098	143,131	—	2,607,229

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Cosmetics/Personal Care	$567,176	$293,662	$—	$860,838
Distribution/Wholesale	512,579	185,122	—	697,701
Diversified Financial Services	1,896,633	79,550	—	1,976,183
Electric	861,508	579,494	—	1,441,002
Electrical Components & Equipment	1,259,607	232,088	—	1,491,695
Electronics	555,552	216,374	—	771,926
Energy-Alternate Sources	90,489	76,741	—	167,230
Engineering & Construction	218,676	376,201	—	594,877
Entertainment	83,827	46,707	—	130,534
Food	662,460	661,937	—	1,324,397
Food Service	—	43,022	—	43,022
Gas	83,949	126,139	—	210,088
Hand/Machine Tools	16,486	140,578	—	157,064
Healthcare-Products	1,782,883	68,243	—	1,851,126
Home Builders	178,714	18,585	—	197,299
Home Furnishings	30,402	193,303	—	223,705
Insurance	2,019,163	922,635	—	2,941,798
Internet	8,275,781	71,482	—	8,347,263
Investment Companies	45,914	59,470	—	105,384
Iron/Steel	112,350	59,766	0	172,116
Lodging	5,461	68,654	—	74,115
Machinery-Construction & Mining	312,647	230,322	—	542,969
Machinery-Diversified	135,776	270,845	—	406,621
Mining	501,551	290,347	—	791,898
Miscellaneous Manufacturing	313,619	198,872	—	512,491
Oil & Gas	1,618,120	670,945	—	2,289,065
Pharmaceuticals	2,387,399	1,810,893	—	4,198,292
Private Equity	129,629	95,877	—	225,506
Real Estate	26,505	104,643	—	131,148
Retail	2,276,036	670,045	—	2,946,081
Semiconductors	7,443,974	1,148,022	—	8,591,996
Shipbuilding	—	71,968	—	71,968
Software	3,292,009	279,306	—	3,571,315
Telecommunications	1,526,912	833,855	—	2,360,767
Toys/Games/Hobbies	7,572	62,786	—	70,358
Transportation	563,196	299,210	—	862,406
Water	24,486	39,827	—	64,313
Other Industries	2,179,943	—	—	2,179,943
Corporate Bonds & Notes	—	11,918,355	—	11,918,355
Asset Backed Securities	—	1,044,643	—	1,044,643
Collateralized Mortgage Obligations	—	4,289,200	—	4,289,200
U.S. Government & Agency Obligations	—	19,466,757	—	19,466,757
Municipal Securities	—	59,869	—	59,869
Unaffiliated Investment Companies	5,813,050	—	—	5,813,050
Rights	—	—	930	930
Short-Term Investments:
Unaffiliated Investment Companies	2,531,665	—	—	2,531,665
Other Short-Term Investments	—	1,899,182	—	1,899,182
Total Investments at Value	$61,927,340	$54,896,356	$930	$116,824,626
Other Financial Instruments:†
Futures Contracts	$50,542	$—	$—	$50,542
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$1,014,734	$—	$1,014,734

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Fixed Income Investment Companies — 37.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,100,616	$20,186,915
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	2,125,954	21,812,290
Total Domestic Fixed Income Investment Companies (cost $42,809,409)		41,999,205
Domestic Equity Investment Companies — 32.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	658,285	28,214,092
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	341,434	5,742,930
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	155,206	2,433,627
Total Domestic Equity Investment Companies (cost $30,277,736)		36,390,649
International Equity Investment Companies — 29.8%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	190,892	4,132,814
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,660,295	$29,154,773
Total International Equity Investment Companies (cost $24,254,533)		33,287,587
TOTAL INVESTMENTS (cost $97,341,678)	100.0%	111,677,441
Other assets less liabilities	(0.0)	(53,868)
NET ASSETS	100.0%	$111,623,573

#
The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in
Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica
Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website,
https://venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 3.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$111,677,441	$—	$—	$111,677,441

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 40.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	786,391	$33,704,722
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	404,297	6,800,280
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	297,524	4,665,167
Total Domestic Equity Investment Companies (cost $37,290,908)		45,170,169
International Equity Investment Companies — 36.6%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	297,853	6,448,511
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,959,653	34,411,508
Total International Equity Investment Companies (cost $29,905,433)		40,860,019
Domestic Fixed Income Investment Companies — 22.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,269,040	12,195,475
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,306,158	$13,401,188
Total Domestic Fixed Income Investment Companies (cost $25,921,655)		25,596,663
TOTAL INVESTMENTS (cost $93,117,996)	100.0%	111,626,851
Other assets less liabilities	(0.0)	(53,412)
NET ASSETS	100.0%	$111,573,439

#
The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in
Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica
Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website,
https://venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 3.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$111,626,851	$—	$—	$111,626,851

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 47.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,548,935	$152,107,354
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,161,873	36,362,696
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,494,291	23,430,492
Total Domestic Equity Investment Companies (cost $173,491,457)		211,900,542
International Equity Investment Companies — 44.2%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,181,076	25,570,293
SunAmerica Series Trust SA International Index Portfolio, Class 1	9,800,296	172,093,196
Total International Equity Investment Companies (cost $143,601,019)		197,663,489
Domestic Fixed Income Investment Companies — 8.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,903,831	18,295,820
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,907,937	$19,575,431
Total Domestic Fixed Income Investment Companies (cost $38,010,532)		37,871,251
TOTAL INVESTMENTS (cost $355,103,008)	100.0%	447,435,282
Other assets less liabilities	(0.0)	(155,311)
NET ASSETS	100.0%	$447,279,971

#
The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in
Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica
Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website,
https://venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 3.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$447,435,282	$—	$—	$447,435,282

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 70.7%
Aerospace/Defense — 2.0%
BAE Systems PLC	4,511	$125,454
Howmet Aerospace, Inc.	148	35,970
Moog, Inc., Class A	632	190,428
RTX Corp.	943	166,034
Safran SA	1,292	411,946
Thales SA	547	150,011
		1,079,843
Agriculture — 1.3%
Imperial Brands PLC	7,023	267,313
Japan Tobacco, Inc.	11,400	428,076
		695,389
Apparel — 0.5%
Birkenstock Holding PLC†	1,558	60,357
Hermes International S.C.A.	76	145,598
Levi Strauss & Co., Class A	1,598	35,603
Steven Madden, Ltd.	569	21,372
		262,930
Auto Manufacturers — 0.8%
Tesla, Inc.†	1,140	435,058
Auto Parts & Equipment — 0.9%
Aumovio SE†	500	21,648
BorgWarner, Inc.	1,877	106,933
Gentex Corp.	1,060	24,496
Shindengen Electric Manufacturing Co., Ltd.	700	14,743
Sumitomo Electric Industries, Ltd.	4,900	323,142
		490,962
Banks — 5.1%
Bank of America Corp.	10,022	535,776
Bank of New York Mellon Corp.	110	14,781
BNP Paribas SA	330	34,731
Chugin Financial Group, Inc.	1,200	22,599
Citizens Financial Group, Inc.	96	6,245
Cullen/Frost Bankers, Inc.	193	27,971
Danske Bank A/S	2,026	104,085
Deutsche Bank AG	12,752	397,374
First Bank of Toyama, Ltd.	1,600	26,730
First Financial Bankshares, Inc.	1,043	33,658
Fukuoka Financial Group, Inc.	1,000	41,216
Glacier Bancorp., Inc.	271	13,293
ING Groep NV	190	5,511
International Bancshares Corp.	671	48,137
JPMorgan Chase & Co.	1,566	490,518
KBC Ancora	87	7,997
Lion Finance Group PLC	496	75,165
Lloyds Banking Group PLC	19,140	25,908
Macquarie Group, Ltd.	689	118,171
Morgan Stanley	114	21,727
National Australia Bank, Ltd.	2,170	62,551
NatWest Group PLC	28,299	224,074
Nordea Bank Abp (NASDAQ Helsinki)	6,831	128,273
PNC Financial Services Group, Inc.	238	53,074
Prosperity Bancshares, Inc.	270	18,805
ServisFirst Bancshares, Inc.	1,395	111,070
TBC Bank Group PLC	277	18,394
UniCredit SpA	730	56,415
Yokohama Financial Group, Inc.	1,900	18,163
		2,742,412
Security Description	Shares or Principal Amount	Value

Beverages — 0.8%
Coca-Cola Co.	5,802	$456,965
Biotechnology — 0.5%
Denali Therapeutics, Inc.†	3,024	56,609
Gilead Sciences, Inc.	366	47,888
Moderna, Inc.†	95	4,364
PureTech Health PLC†	8,348	14,508
Vertex Pharmaceuticals, Inc.†	401	171,380
		294,749
Building Materials — 0.4%
Asia Pile Holdings Corp.	7,600	68,289
Carrier Global Corp.	961	64,551
Vulcan Materials Co.	346	104,402
		237,242
Chemicals — 1.5%
Air Liquide SA	1,474	317,292
BASF SE	1,790	115,022
Linde PLC	565	283,144
Mosaic Co.	1,662	38,675
Umicore SA	1,748	37,491
		791,624
Commercial Services — 0.1%
Block, Inc.†	203	14,314
Kongsberg Maritime AS†	1,940	12,715
Laureate Education, Inc.†	279	8,396
RELX PLC	307	11,214
		46,639
Computers — 4.9%
Apple, Inc.	6,954	1,886,968
Fortinet, Inc.†	2,093	176,461
Fujitsu, Ltd.	6,900	140,109
International Business Machines Corp.	317	73,221
NEC Corp.	1,900	50,738
Sandisk Corp.†	17	18,641
Seagate Technology Holdings PLC	435	293,033
		2,639,171
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	431	27,571
Diversified Financial Services — 3.7%
Ameriprise Financial, Inc.	236	112,050
Blackrock, Inc.	52	55,411
Brookfield Asset Management, Ltd., Class A	857	41,144
CME Group, Inc.	1,574	453,029
Daiwa Securities Group, Inc.	12,900	121,693
Evercore, Inc., Class A	14	4,498
GCM Grosvenor, Inc., Class A	1,338	14,611
Hong Kong Exchanges & Clearing, Ltd.	1,200	63,741
Mastercard, Inc., Class A	1,042	524,043
OneMain Holdings, Inc.	2,937	172,607
ORIX Corp.	1,900	63,472
SoFi Technologies, Inc.†	2,987	48,091
Synchrony Financial	2,233	170,155
Visa, Inc., Class A	365	120,392
XP, Inc., Class A	926	17,742
		1,982,679
Electric — 0.9%
AES Corp.	5,976	86,353
Enel SpA	1,712	19,974

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Friedrich Vorwerk Group SE	1,067	$90,902
National Grid PLC	5,327	95,292
RWE AG	1,627	118,305
SSE PLC	235	8,456
Vistra Corp.	275	43,406
		462,688
Electrical Components & Equipment — 2.4%
ABB, Ltd.	3,747	376,667
AMETEK, Inc.	932	219,486
Brother Industries, Ltd.	600	11,479
Eaton Corp. PLC	89	38,538
Emerson Electric Co.	213	29,914
Fujikura, Ltd.	2,700	106,527
Hirakawa Hewtech Corp.	6,615	172,276
Legrand SA	344	61,604
Nexans SA	204	38,176
nLight, Inc.†	345	24,098
Prysmian SpA	1,583	239,889
		1,318,654
Electronics — 2.3%
Applied Optoelectronics, Inc.†	140	23,010
Halma PLC	715	43,116
Knowles Corp.†	3,783	117,992
Mettler-Toledo International, Inc.†	18	22,979
Murata Manufacturing Co., Ltd.	4,200	139,806
Suzuki Co., Ltd.	7,800	158,439
TDK Corp.	23,800	444,031
TTM Technologies, Inc.†	1,004	158,853
Vicor Corp.†	232	62,471
Yamaichi Electronics Co., Ltd.	700	47,068
		1,217,765
Energy-Alternate Sources — 0.0%
Green Plains, Inc.†	1,425	24,766
Engineering & Construction — 0.6%
Cellnex Telecom SA*	982	33,035
Comfort Systems USA, Inc.	22	40,485
Construction Partners, Inc., Class A†	1,241	153,462
Everus Construction Group, Inc.†	155	22,852
Matsui Construction Co,, Ltd.	1,800	17,634
Obayashi Corp.	500	11,775
Shimizu Corp.	1,300	25,446
		304,689
Environmental Control — 1.0%
Clean Harbors, Inc.†	883	276,097
Deme Group NV	61	13,921
Onterris, Inc.†	1,756	36,964
Waste Connections, Inc.	1,356	223,360
		550,342
Food — 2.4%
Danone SA	2,440	191,340
Koninklijke Ahold Delhaize NV	3,595	168,942
Nestle SA	3,994	405,106
Sysco Corp.	2,626	196,189
Tyson Foods, Inc., Class A	3,505	224,565
WH Group, Ltd.*	79,500	97,447
		1,283,589
Security Description	Shares or Principal Amount	Value

Food Service — 0.1%
Aramark	504	$23,028
Compass Group PLC	1,127	31,877
		54,905
Gas — 0.3%
Atmos Energy Corp.	514	97,650
Naturgy Energy Group SA	1,153	36,203
		133,853
Hand/Machine Tools — 0.0%
Fuji Electric Co., Ltd.	300	25,365
Healthcare-Products — 1.8%
Adaptive Biotechnologies Corp.†	2,362	33,304
Boston Scientific Corp.†	4,412	254,175
Danaher Corp.	516	92,338
EssilorLuxottica SA	1,958	417,533
Guardant Health, Inc.†	495	43,105
Medtronic PLC	526	42,590
Sonova Holding AG	114	24,956
TransMedics Group, Inc.†	470	47,371
		955,372
Healthcare-Services — 0.7%
Fresenius SE & Co. KGaA	908	44,014
HCA Healthcare, Inc.	61	26,501
Lonza Group AG	143	87,848
Medpace Holdings, Inc.†	25	10,466
Tenet Healthcare Corp.†	115	20,369
UnitedHealth Group, Inc.	318	117,813
Universal Health Services, Inc., Class B	452	76,058
		383,069
Home Builders — 0.2%
D.R. Horton, Inc.	619	95,239
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	485	47,739
Insurance — 1.9%
AIA Group, Ltd.	11,200	123,355
Allianz SE	224	102,410
Beazley PLC	934	16,216
Berkshire Hathaway, Inc., Class B†	691	327,258
Lancashire Holdings, Ltd.	1,697	13,248
Lemonade, Inc.†	284	16,086
Loews Corp.	936	105,403
MetLife, Inc.	170	13,617
Muenchener Rueckversicherungs-Gesellschaft AG	29	17,380
Sompo Holdings, Inc.	7,300	271,400
		1,006,373
Internet — 5.8%
Airbnb, Inc., Class A†	161	22,598
Alphabet, Inc., Class A	1,622	624,146
Alphabet, Inc., Class C	1,096	418,606
Amazon.com, Inc.†	3,438	911,276
AppLovin Corp., Class A†	64	28,566
Expedia Group, Inc.	388	96,368
Meta Platforms, Inc., Class A	1,032	631,491
Reddit, Inc., Class A†	1,294	190,516
Roku, Inc.†	734	85,555
Scout24 SE*	1,026	85,587
Spotify Technology SA†	129	57,605
		3,152,314

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Investment Companies — 0.3%
Investor AB, Class A	3,306	$132,528
Terawulf, Inc.†	1,070	23,251
		155,779
Leisure Time — 0.8%
Carnival PLC ADR	4,215	111,487
Planet Fitness, Inc., Class A†	239	15,934
Royal Caribbean Cruises, Ltd.	812	214,173
Viking Holdings, Ltd.†	1,242	101,732
		443,326
Lodging — 0.0%
Hilton Worldwide Holdings, Inc.	47	15,231
Machinery-Construction & Mining — 0.4%
Mitsubishi Heavy Industries, Ltd.	2,700	80,105
Siemens Energy AG	386	81,874
Vertiv Holdings Co., Class A	144	47,303
		209,282
Machinery-Diversified — 0.3%
Accelleron Industries AG	113	12,118
Burckhardt Compression Holding AG	112	74,989
GEA Group AG	476	32,633
Kadant, Inc.	58	17,002
		136,742
Media — 0.3%
Fox Corp., Class A	1,911	121,329
TV Tokyo Holdings Corp.	1,200	30,405
		151,734
Metal Fabricate/Hardware — 0.5%
Mueller Industries, Inc.	1,905	257,994
Shinsho Corp.	2,000	29,703
		287,697
Mining — 0.8%
BHP Group, Ltd.	240	9,501
Boliden AB	86	4,532
Coeur Mining, Inc.†	4,723	84,872
Constellium SE†	1,187	37,129
Endeavour Mining PLC	2,089	125,800
Evolution Mining, Ltd.	10,574	91,905
Glencore PLC	1,134	8,784
Hecla Mining Co.	2,058	37,085
Pan African Resources PLC	12,572	23,944
Rio Tinto PLC ADR	178	17,885
		441,437
Miscellaneous Manufacturing — 1.0%
Illinois Tool Works, Inc.	1,544	398,368
Siemens AG	440	130,686
Smiths Group PLC	383	13,361
		542,415
Multi-National — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,809	150,085
Oil & Gas — 1.9%
Antero Resources Corp.†	4,247	166,737
APA Corp.	129	5,254
BP PLC ADR	783	37,099
ConocoPhillips	778	97,857
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Cosmo Energy Holdings Co., Ltd.	600	$15,402
Deep Value Driller AS	30,033	66,252
Delek US Holdings, Inc.	998	46,497
ENEOS Holdings, Inc.	34,200	289,530
Etablissements Maurel et Prom SA	813	9,515
Exxon Mobil Corp.	725	111,889
Occidental Petroleum Corp.	119	7,209
Patterson-UTI Energy, Inc.	4,109	50,212
Repsol SA	1,821	48,725
TotalEnergies SE	321	29,890
Var Energi ASA	5,492	28,076
		1,010,144
Oil & Gas Services — 0.3%
Baker Hughes Co.	548	38,179
National Energy Services Reunited Corp.†	652	16,261
Sea1 offshore, Inc.	20,782	66,624
Viridien†	139	23,624
		144,688
Pharmaceuticals — 3.4%
Astellas Pharma, Inc.	6,200	88,922
AstraZeneca PLC (NYSE)	1,274	238,709
Bristol-Myers Squibb Co.	255	15,450
CVS Health Corp.	4,462	371,640
Eli Lilly & Co.	311	290,661
Galderma Group AG	63	13,214
GSK PLC ADR	2,931	153,321
Johnson & Johnson	911	209,393
Sanofi SA	4,893	457,104
UCB SA	52	14,035
		1,852,449
Pipelines — 0.3%
Kinder Morgan, Inc.	4,510	148,244
Targa Resources Corp.	126	32,770
		181,014
Real Estate — 0.0%
Swire Pacific, Ltd., Class B	12,500	21,285
REITS — 0.5%
AvalonBay Communities, Inc.	123	22,509
Camden Property Trust	1,254	131,695
Host Hotels & Resorts, Inc.	654	13,819
Invitation Homes, Inc.	2,383	68,559
Welltower, Inc.	150	32,601
		269,183
Retail — 2.7%
Burlington Stores, Inc.†	219	70,082
Carvana Co.†	98	38,788
Casey's General Stores, Inc.	94	77,282
Cie Financiere Richemont SA, Class A	975	186,075
Ollie's Bargain Outlet Holdings, Inc.†	1,168	101,044
Ross Stores, Inc.	204	46,469
Starbucks Corp.	430	45,292
TJX Cos., Inc.	2,782	436,079
Tokyo Gas Co., Ltd.	1,000	42,712
Wesfarmers, Ltd.	7,944	419,865
		1,463,688
Semiconductors — 7.1%
Advantest Corp.	300	56,195
Arteris, Inc.†	629	18,216

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
ASM International NV	88	$86,191
ASML Holding NV	225	324,810
Broadcom, Inc.	2,189	913,754
Diodes, Inc.†	1,037	111,115
Microchip Technology, Inc.	1,485	137,971
Micron Technology, Inc.	183	94,640
NVIDIA Corp.	7,668	1,530,303
Renesas Electronics Corp.	2,500	51,898
Silicon Laboratories, Inc.†	19	4,136
SiTime Corp.†	100	56,215
Texas Instruments, Inc.	1,611	452,820
		3,838,264
Shipbuilding — 0.1%
Kongsberg Gruppen ASA	1,940	65,043
Software — 4.0%
BILL Holdings, Inc.†	327	12,426
Cloudflare, Inc., Class A†	181	37,100
Fair Isaac Corp.†	9	9,225
Intuit, Inc.	331	128,594
Microsoft Corp.	2,612	1,065,121
Oracle Corp.	1,361	219,652
Palantir Technologies, Inc., Class A†	1,219	169,575
ROBLOX Corp., Class A†	235	12,986
Synopsys, Inc.†	829	400,075
Veeva Systems, Inc., Class A†	35	5,459
Zeta Global Holdings Corp., Class A†	1,195	22,012
Zoom Communications, Inc.†	775	75,291
		2,157,516
Telecommunications — 1.3%
Deutsche Telekom AG	3,163	102,386
Motorola Solutions, Inc.	492	216,003
Telefonaktiebolaget LM Ericsson, Class B	1,777	21,033
T-Mobile US, Inc.	1,778	347,599
		687,021
Transportation — 1.3%
Kirby Corp.†	2,250	338,715
Safe Bulkers, Inc.	21,419	144,364
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Solstad Maritime ASA	10,699	$33,144
Solstad Offshore ASA	3,491	24,740
XPO, Inc.†	745	163,997
		704,960
Total Common Stocks (cost $33,539,341)		38,128,939
UNAFFILIATED INVESTMENT COMPANIES — 2.0%
iShares Global Infrastructure ETF	8,008	548,788
Vanguard Real Estate ETF	5,653	544,554
Total Unaffiliated Investment Companies (cost $850,352)		1,093,342
Total Long-Term Investment Securities (cost $34,389,693)		39,222,281
SHORT-TERM INVESTMENTS — 25.9%
Unaffiliated Investment Companies — 25.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(1) (cost $13,967,832)	13,967,832	13,967,832
TOTAL INVESTMENTS (cost $48,357,525)	98.6%	53,190,113
Other assets less liabilities	1.4	735,755
NET ASSETS	100.0%	$53,925,868

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $216,069 representing 0.4% of net assets.

(1)	The rate shown is the 7-day yield as of April 30, 2026.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Helsinki—NASDAQ Helsinki
NYSE—New York Stock Exchange

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 46	0.5334%	5,900,000	USD	5,900,000	1.000%	Quarterly	Jun 2031	$101,261	$22,957	$124,218

(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	Euro STOXX 50 Index	June 2026	$68,249	$68,541	$292
8	Long	MSCI Emerging Markets Index	June 2026	582,696	653,680	70,984
						$71,276

						Unrealized (Depreciation)
143	Long	U.S. Treasury 10 Year Notes	June 2026	$16,128,053	$15,814,906	$(313,147)
		Net Unrealized Appreciation (Depreciation)				$(241,871)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$392,432	$687,411	$—	$1,079,843
Agriculture	—	695,389	—	695,389
Apparel	117,332	145,598	—	262,930
Auto Parts & Equipment	131,429	359,533	—	490,962
Banks	1,375,055	1,367,357	—	2,742,412
Biotechnology	280,241	14,508	—	294,749
Building Materials	168,953	68,289	—	237,242
Chemicals	321,819	469,805	—	791,624
Commercial Services	35,425	11,214	—	46,639
Computers	2,448,324	190,847	—	2,639,171
Diversified Financial Services	1,733,773	248,906	—	1,982,679
Electric	220,661	242,027	—	462,688
Electrical Components & Equipment	312,036	1,006,618	—	1,318,654
Electronics	385,305	832,460	—	1,217,765
Engineering & Construction	216,799	87,890	—	304,689
Environmental Control	536,421	13,921	—	550,342
Food	420,754	862,835	—	1,283,589
Food Service	23,028	31,877	—	54,905
Gas	97,650	36,203	—	133,853
Hand/Machine Tools	—	25,365	—	25,365
Healthcare-Products	512,883	442,489	—	955,372
Healthcare-Services	251,207	131,862	—	383,069
Insurance	462,364	544,009	—	1,006,373
Internet	3,066,727	85,587	—	3,152,314
Investment Companies	23,251	132,528	—	155,779
Machinery-Construction & Mining	47,303	161,979	—	209,282
Machinery-Diversified	17,002	119,740	—	136,742
Media	121,329	30,405	—	151,734
Metal Fabricate/Hardware	257,994	29,703	—	287,697
Mining	176,971	264,466	—	441,437
Miscellaneous Manufacturing	398,368	144,047	—	542,415
Oil & Gas	522,754	487,390	—	1,010,144
Oil & Gas Services	54,440	90,248	—	144,688
Pharmaceuticals	1,279,174	573,275	—	1,852,449
Real Estate	—	21,285	—	21,285
Retail	815,036	648,652	—	1,463,688
Semiconductors	3,319,170	519,094	—	3,838,264
Shipbuilding	—	65,043	—	65,043
Telecommunications	563,602	123,419	—	687,021
Transportation	647,076	57,884	—	704,960
Other Industries	4,303,693	—	—	4,303,693

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Unaffiliated Investment Companies	$1,093,342	$—	$—	$1,093,342
Short-Term Investments	13,967,832	—	—	13,967,832
Total Investments at Value	$41,118,955	$12,071,158	$—	$53,190,113
Other Financial Instruments:†
Swaps	$—	$22,957	$—	$22,957
Futures Contracts	71,276	—	—	71,276
Total Other Financial Instruments	$71,276	$22,957	$—	$94,233
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$313,147	$—	$—	$313,147

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 53.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,837,004	$121,594,014
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	889,496	14,961,316
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	962,331	15,089,344
Total Domestic Equity Investment Companies (cost $119,538,571)		151,644,674
Domestic Fixed Income Investment Companies — 37.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,305,429	50,985,177
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,424,138	55,651,651
Total Domestic Fixed Income Investment Companies (cost $109,632,264)		106,636,828
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 9.4%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $19,179,470)	1,520,548	$26,700,829
TOTAL INVESTMENTS (cost $248,350,305)	100.0%	284,982,331
Other assets less liabilities	(0.0)	(108,245)
NET ASSETS	100.0%	$284,874,086

#
The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust.
Additional information on the underlying Portfolios, including such portfolios’
prospectuses and shareholder reports are available on our website, https://
venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 3.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$284,982,331	$—	$—	$284,982,331

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 68.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,548,993	$280,689,855
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,265,952	54,933,309
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,794,431	28,136,680
Total Domestic Equity Investment Companies (cost $277,433,293)		363,759,844
Domestic Fixed Income Investment Companies — 18.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,729,227	45,447,871
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,956,347	50,852,123
Total Domestic Fixed Income Investment Companies (cost $98,324,793)		96,299,994
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 14.0%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $52,954,481)	4,281,281	$75,179,292
TOTAL INVESTMENTS (cost $428,712,567)	100.0%	535,239,130
Other assets less liabilities	(0.0)	(182,487)
NET ASSETS	100.0%	$535,056,643

#
The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust.
Additional information on the underlying Portfolios, including such portfolios’
prospectuses and shareholder reports are available on our website, https://
venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 3.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$535,239,130	$—	$—	$535,239,130

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 72.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	20,975,383	$899,004,928
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,526,835	160,241,356
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,227,031	81,959,845
Total Domestic Equity Investment Companies (cost $855,408,798)		1,141,206,129
International Equity Investment Companies — 18.9%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $206,562,948)	16,867,020	296,184,875
Domestic Fixed Income Investment Companies — 8.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,584,441	63,276,481
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,774,000	$69,501,238
Total Domestic Fixed Income Investment Companies (cost $134,451,811)		132,777,719
TOTAL INVESTMENTS (cost $1,196,423,557)	100.0%	1,570,168,723
Other assets less liabilities	(0.0)	(486,896)
NET ASSETS	100.0%	$1,569,681,827

#
The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust.
Additional information on the underlying Portfolios, including such portfolios’
prospectuses and shareholder reports are available on our website, https://
venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 3.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,570,168,723	$—	$—	$1,570,168,723

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Australia — 6.6%
ANZ Group Holdings, Ltd.	135,424	$3,604,409
APA Group	59,988	446,593
Aristocrat Leisure, Ltd.	24,709	851,426
ASX, Ltd.	8,777	385,311
BHP Group, Ltd.	228,189	9,033,018
Brambles, Ltd.	61,014	994,751
CAR Group, Ltd.	17,222	319,790
Cochlear, Ltd.	3,034	207,749
Coles Group, Ltd.	60,301	961,438
Commonwealth Bank of Australia	75,187	9,429,907
Computershare, Ltd.	23,781	519,733
CSL, Ltd.	21,797	1,967,579
Evolution Mining, Ltd.	91,233	792,961
Fortescue, Ltd.	76,084	1,091,240
Goodman Group	91,870	1,987,456
Insurance Australia Group, Ltd.	107,623	578,303
Lottery Corp., Ltd.	102,786	410,381
Lynas Rare Earths, Ltd.†	40,649	580,920
Macquarie Group, Ltd.	16,268	2,790,131
Medibank Private, Ltd.	120,942	409,094
National Australia Bank, Ltd.	137,820	3,972,732
Northern Star Resources, Ltd.	61,067	933,265
Origin Energy, Ltd.	77,401	678,651
Pro Medicus, Ltd.	2,586	254,708
Qantas Airways, Ltd.	34,319	209,150
QBE Insurance Group, Ltd.	67,643	1,091,220
REA Group, Ltd.	2,358	292,685
Rio Tinto, Ltd.	16,684	2,016,058
Santos, Ltd.	145,400	836,503
Scentre Group	236,178	635,955
SGH, Ltd.	8,924	251,850
Sigma Healthcare, Ltd.	233,390	471,410
Sonic Healthcare, Ltd.	20,689	296,907
South32, Ltd.	200,664	595,481
Stockland	111,847	327,150
Suncorp Group, Ltd.	49,415	609,879
Telstra Group, Ltd.	174,872	670,876
Transurban Group	139,944	1,421,024
Vicinity, Ltd.	173,326	313,778
Washington H. Soul Pattinson & Co., Ltd.	15,299	464,827
Wesfarmers, Ltd.	51,007	2,695,877
Westpac Banking Corp.	153,670	4,270,755
WiseTech Global, Ltd.	8,792	274,115
Woodside Energy Group, Ltd.	85,414	2,044,610
Woolworths Group, Ltd.	54,885	1,359,384
		64,351,040
Austria — 0.3%
BAWAG Group AG*	3,496	602,828
Erste Group Bank AG	13,833	1,545,533
OMV AG	6,571	464,045
Raiffeisen Bank International AG	6,087	335,062
Verbund AG	3,046	229,800
		3,177,268
Belgium — 0.9%
Ageas SA	6,778	530,537
Anheuser-Busch InBev SA NV	44,410	3,356,948
D'ieteren Group	957	197,728
Elia Group SA†	1,960	325,986
Financiere de Tubize SA	915	210,594
Groupe Bruxelles Lambert NV	3,652	342,494
Security Description	Shares or Principal Amount	Value

Belgium (continued)
KBC Group NV	10,321	$1,377,354
Lotus Bakeries NV	18	217,986
Sofina SA	730	187,980
Syensqo SA	3,188	210,788
UCB SA	5,680	1,533,033
		8,491,428
Bermuda — 0.2%
Aegon, Ltd.	56,125	463,390
CK Infrastructure Holdings, Ltd.	29,000	242,852
Hongkong Land Holdings, Ltd.	47,900	379,895
Jardine Matheson Holdings, Ltd.	7,300	496,524
		1,582,661
Denmark — 1.6%
AP Moller-Maersk A/S, Series A	130	304,795
AP Moller-Maersk A/S, Series B	175	414,486
Carlsberg A/S, Class B	4,224	571,722
Coloplast A/S, Class B	5,627	348,750
Danske Bank A/S	30,012	1,541,853
Demant A/S†	4,439	140,596
DSV A/S	9,182	2,246,200
Genmab A/S†	2,738	724,676
Novo Nordisk A/S, Class B	144,698	6,092,907
Novonesis (Novozymes), Class B	15,832	971,496
Orsted A/S*†	23,744	636,335
Pandora A/S	3,465	263,846
ROCKWOOL A/S, Class B	4,227	122,742
Tryg A/S	14,866	356,737
Vestas Wind Systems A/S	45,372	1,395,554
		16,132,695
Finland — 1.3%
Elisa Oyj	6,393	310,200
Fortum Oyj	20,423	514,792
Kesko Oyj, Class B	12,195	300,076
Kone Oyj, Class B	15,271	971,773
Metso Oyj	30,278	527,912
Neste Oyj	19,273	664,628
Nokia Oyj	237,990	2,989,333
Nordea Bank Abp (NASDAQ Helsinki)	138,850	2,607,332
Orion Oyj, Class B	4,782	386,287
Sampo Oyj, Class A	107,954	1,121,536
Stora Enso Oyj, Class R	27,044	302,749
UPM-Kymmene Oyj	23,522	706,956
Wartsila OYJ Abp	22,598	948,957
		12,352,531
France — 8.9%
Accor SA	8,354	415,327
Aeroports de Paris SA	1,524	185,141
Air Liquide SA	26,031	5,603,418
Alstom SA†	15,228	308,505
Amundi SA*	2,858	276,750
AXA SA	75,134	3,619,235
Ayvens SA*	15,608	211,101
BioMerieux	1,923	162,141
BNP Paribas SA	45,158	4,752,651
Bollore SE	33,146	209,260
Bouygues SA	8,725	517,892
Bureau Veritas SA	15,462	474,211
Capgemini SE	6,869	831,383
Carrefour SA	26,794	533,423
Cie de Saint-Gobain SA	20,009	1,827,763

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Cie Generale des Etablissements Michelin SCA	29,348	$1,065,214
Covivio SA	2,588	171,245
Credit Agricole SA	47,582	923,694
Danone SA	29,083	2,280,625
Dassault Aviation SA	878	306,776
Dassault Systemes SE	29,847	673,522
Eiffage SA	3,103	500,687
Engie SA	82,061	2,709,769
EssilorLuxottica SA	13,530	2,885,196
Gecina SA	1,970	166,534
Getlink SE	13,383	299,849
Hermes International S.C.A.	1,423	2,726,131
Ipsen SA	1,685	331,500
Kering SA	3,345	910,852
Klepierre SA	9,486	384,271
Legrand SA	11,782	2,109,932
L'Oreal SA	10,792	4,629,347
LVMH Moet Hennessy Louis Vuitton SE	11,180	5,932,638
Orange SA	83,659	1,748,001
Pernod Ricard SA	9,020	666,182
Publicis Groupe SA	10,283	962,189
Renault SA	8,672	305,566
Rexel SA	9,809	413,584
Safran SA	15,976	5,093,848
Sanofi SA	49,312	4,606,723
Sartorius Stedim Biotech	1,274	235,969
Schneider Electric SE	24,633	7,779,442
Societe Generale SA	31,010	2,483,121
Sodexo SA	4,068	206,987
Thales SA	4,164	1,141,947
TotalEnergies SE	89,225	8,308,110
Veolia Environnement SA	28,326	1,198,198
Vinci SA	22,219	3,362,148
		87,447,998
Germany — 8.9%
adidas AG	7,683	1,331,407
Allianz SE	17,092	7,814,288
BASF SE	40,100	2,576,740
Bayer AG	44,139	1,970,889
Bayerische Motoren Werke AG	12,606	1,154,642
Bayerische Motoren Werke AG (Preference Shares)	2,614	238,604
Beiersdorf AG	4,356	360,660
Brenntag SE	5,590	406,928
Commerzbank AG	33,004	1,366,530
Continental AG	4,829	364,283
CTS Eventim AG & Co. KGaA	2,673	176,261
Daimler Truck Holding AG	20,638	1,041,382
Delivery Hero SE*†	9,143	221,085
Deutsche Bank AG	81,548	2,541,175
Deutsche Boerse AG	8,460	2,598,301
Deutsche Lufthansa AG	26,073	223,912
Deutsche Post AG	41,334	2,441,396
Deutsche Telekom AG	165,288	5,350,342
Dr. Ing. h.c. F. Porsche AG (Preference Shares)	4,977	240,998
E.ON SE	100,870	2,234,347
Evonik Industries AG	11,648	241,718
Fresenius Medical Care AG	9,946	450,964
Fresenius SE & Co. KGaA	18,979	919,982
GEA Group AG	6,644	455,498
Hannover Rueck SE	2,736	826,951
Heidelberg Materials AG	6,013	1,331,842
Security Description	Shares or Principal Amount	Value

Germany (continued)
Henkel AG & Co. KGaA	4,735	$326,272
Henkel AG & Co. KGaA (Preference Shares)	7,106	517,514
Hensoldt AG	2,886	261,229
HOCHTIEF AG	689	370,348
Infineon Technologies AG	58,673	3,943,101
Knorr-Bremse AG	3,176	369,291
LEG Immobilien SE	3,491	244,103
Mercedes-Benz Group AG	32,447	1,891,133
Merck KGaA	5,798	749,667
MTU Aero Engines AG	2,418	831,757
Muenchener Rueckversicherungs-Gesellschaft AG	5,870	3,517,881
Nemetschek SE	2,513	182,284
Porsche Automobil Holding SE (Preference Shares)	6,810	248,092
Rational AG	241	177,101
Rheinmetall AG	2,067	3,292,048
RWE AG	28,407	2,065,568
SAP SE	46,916	8,032,738
Sartorius AG (Preference Shares)	1,181	301,578
Scout24 SE*	3,364	280,619
Siemens AG	34,146	10,141,852
Siemens Energy AG	34,820	7,385,669
Siemens Healthineers AG*	15,204	623,058
Symrise AG	5,863	518,263
Talanx AG	2,833	369,162
Volkswagen AG (Preference Shares)	9,265	937,585
Vonovia SE	34,284	922,942
Zalando SE*†	10,238	252,480
		87,634,460
Hong Kong — 1.9%
AIA Group, Ltd.	472,000	5,198,541
BOC Hong Kong Holdings, Ltd.	166,500	956,574
CK Asset Holdings, Ltd.	86,500	543,234
CK Hutchison Holdings, Ltd.	120,500	1,011,369
CLP Holdings, Ltd.	74,000	710,064
Futu Holdings, Ltd. ADR	2,553	394,464
Galaxy Entertainment Group, Ltd.	88,000	375,094
Henderson Land Development Co., Ltd.	65,000	256,970
HKT Trust & HKT, Ltd.	166,000	269,403
Hong Kong & China Gas Co., Ltd.	507,000	468,467
Hong Kong Exchanges & Clearing, Ltd.	54,100	2,873,659
Link REIT	119,400	600,236
MTR Corp., Ltd.	69,000	295,528
Power Assets Holdings, Ltd.	62,500	517,133
Sino Land Co., Ltd.	162,000	260,215
SITC International Holdings Co., Ltd.	59,000	247,920
Sun Hung Kai Properties, Ltd.	65,000	1,140,057
Swire Pacific, Ltd., Class A	15,000	163,472
Techtronic Industries Co., Ltd.	65,500	953,898
WH Group, Ltd.*	376,500	461,492
Wharf Holdings, Ltd.	55,000	181,993
Wharf Real Estate Investment Co., Ltd.	73,000	228,863
		18,108,646
Ireland — 0.4%
AIB Group PLC	96,002	1,093,078
Bank of Ireland Group PLC	42,802	848,834
Kerry Group PLC, Class A	7,345	624,092
Kingspan Group PLC	6,956	644,119
Ryanair Holdings PLC	37,724	1,007,551
		4,217,674
Isle of Man — 0.0%
Entain PLC	26,534	197,992

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel — 1.1%
Azrieli Group, Ltd.	1,903	$306,631
Bank Hapoalim BM	56,187	1,508,695
Bank Leumi Le-Israel BM	66,592	1,687,837
Check Point Software Technologies, Ltd.†	3,906	439,308
CyberArk Software, Ltd.	2,476	111,420
Elbit Systems, Ltd.	1,252	1,041,999
ICL Group, Ltd.	33,871	182,132
Israel Discount Bank, Ltd., Class A	54,960	614,227
Mizrahi Tefahot Bank, Ltd.	7,008	553,787
Monday.com, Ltd.†	2,075	136,680
Nice, Ltd.†	2,866	291,288
Nova, Ltd.†	1,332	662,582
Phoenix Financial, Ltd.	10,244	617,629
Teva Pharmaceutical Industries, Ltd. ADR†	51,526	1,807,017
Tower Semiconductor, Ltd.†	5,056	1,064,303
		11,025,535
Italy — 2.9%
Banca Mediolanum SpA	9,912	217,213
Banca Monte dei Paschi di Siena SpA	88,733	952,347
Banco BPM SpA	51,126	744,973
BPER Banca SpA	70,297	1,037,127
Buzzi SpA	3,451	188,896
Enel SpA	365,421	4,263,484
Eni SpA	91,897	2,597,057
FinecoBank Banca Fineco SpA	27,150	673,188
Generali	38,296	1,714,807
Intesa Sanpaolo SpA	625,889	4,253,002
Italgas SpA	28,051	339,117
Leonardo SpA	18,183	1,132,286
Moncler SpA	10,379	625,577
Poste Italiane SpA*	20,817	552,705
Prysmian SpA	12,651	1,917,144
Recordati Industria Chimica e Farmaceutica SpA	5,133	299,204
Snam SpA	91,811	725,014
Telecom Italia SpA†	528,170	416,438
Terna - Rete Elettrica Nazionale	63,134	759,930
UniCredit SpA	62,986	4,867,576
Unipol Assicurazioni SpA	15,779	412,161
		28,689,246
Japan — 22.8%
Advantest Corp.	34,400	6,443,709
Aeon Co., Ltd.	100,000	962,433
AGC, Inc.	8,900	319,508
Aisin Corp.	21,500	344,156
Ajinomoto Co., Inc.	40,700	1,322,064
ANA Holdings, Inc.	7,100	117,982
Asahi Group Holdings, Ltd.	67,800	671,625
Asahi Kasei Corp.	59,200	581,238
Asics Corp.	31,300	891,713
Astellas Pharma, Inc.	81,300	1,166,029
Bandai Namco Holdings, Inc.	26,200	608,379
Bridgestone Corp.	51,300	1,074,750
Canon, Inc.	39,000	1,003,934
Capcom Co., Ltd.	15,800	333,065
Central Japan Railway Co.	34,700	833,201
Chiba Bank, Ltd.	25,800	361,362
Chubu Electric Power Co., Inc.	30,700	530,497
Chugai Pharmaceutical Co., Ltd.	30,200	1,586,994
Dai Nippon Printing Co., Ltd.	18,100	345,232
Daifuku Co., Ltd.	14,500	633,475
Security Description	Shares or Principal Amount	Value

Japan (continued)
Dai-ichi Life Holdings, Inc.	158,000	$1,461,117
Daiichi Sankyo Co., Ltd.	80,900	1,342,246
Daikin Industries, Ltd.	11,900	1,695,588
Daito Trust Construction Co., Ltd.	13,000	292,300
Daiwa House Industry Co., Ltd.	25,100	769,493
Daiwa Securities Group, Inc.	60,900	574,502
Denso Corp.	78,500	943,429
Disco Corp.	4,100	1,974,089
East Japan Railway Co.	43,300	938,410
Ebara Corp.	20,800	729,300
Eisai Co., Ltd.	12,000	360,508
ENEOS Holdings, Inc.	121,600	1,029,439
FANUC Corp.	41,900	1,858,798
Fast Retailing Co., Ltd.	8,600	4,034,038
Fuji Electric Co., Ltd.	6,200	524,200
FUJIFILM Holdings Corp.	50,300	931,914
Fujikura, Ltd.	67,800	2,675,016
Fujitsu, Ltd.	79,100	1,606,183
Hankyu Hanshin Holdings, Inc.	10,800	312,120
Hikari Tsushin, Inc.	800	195,121
Hitachi, Ltd.	205,800	6,471,721
Honda Motor Co., Ltd.	166,100	1,342,493
Hoya Corp.	15,200	2,845,633
Hulic Co., Ltd.	20,400	230,821
Ibiden Co., Ltd.	10,800	941,835
Idemitsu Kosan Co., Ltd.	34,800	301,316
IHI Corp.	46,200	848,829
Inpex Corp.	39,600	1,032,799
Isuzu Motors, Ltd.	23,600	325,707
ITOCHU Corp.	267,000	3,328,993
Japan Airlines Co., Ltd.	6,300	98,936
Japan Exchange Group, Inc.	44,000	526,755
Japan Post Bank Co., Ltd.	80,300	1,391,885
Japan Post Holdings Co., Ltd.	80,100	936,535
Japan Post Insurance Co., Ltd.	24,400	239,305
Japan Tobacco, Inc.	53,900	2,023,974
JFE Holdings, Inc.	25,800	283,953
JX Advanced Metals Corp.	25,400	787,985
Kajima Corp.	18,800	740,046
Kansai Electric Power Co., Inc.	43,100	692,313
Kao Corp.	20,200	752,186
Kawasaki Heavy Industries, Ltd.	33,500	694,885
Kawasaki Kisen Kaisha, Ltd.	15,500	254,492
KDDI Corp.	131,700	2,168,897
Keyence Corp.	8,700	3,984,930
Kikkoman Corp.	31,000	283,034
Kioxia Holdings Corp.†	8,500	2,114,486
Kirin Holdings Co., Ltd.	34,500	544,579
Komatsu, Ltd.	42,700	1,804,875
Konami Group Corp.	4,500	546,274
Kubota Corp.	43,300	711,619
Kyocera Corp.	57,700	1,006,985
Kyowa Kirin Co., Ltd.	11,200	169,788
Lasertec Corp.	3,600	998,573
LY Corp.	127,500	337,218
M3, Inc.	20,700	199,460
Makita Corp.	10,200	383,034
Marubeni Corp.	63,400	2,481,290
MatsukiyoCocokara & Co.	14,500	211,902
Minebea Mitsumi, Inc.	16,300	327,761
Mitsubishi Chemical Group Corp.	55,600	324,834
Mitsubishi Corp.	144,800	4,677,649
Mitsubishi Electric Corp.	85,400	3,429,473

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Estate Co., Ltd.	47,800	$1,362,822
Mitsubishi HC Capital, Inc.	40,200	366,360
Mitsubishi Heavy Industries, Ltd.	144,000	4,272,252
Mitsubishi UFJ Financial Group, Inc.	506,500	9,181,057
Mitsui & Co., Ltd.	111,000	4,212,129
Mitsui Fudosan Co., Ltd.	118,800	1,299,489
Mitsui OSK Lines, Ltd.	15,700	591,324
Mizuho Financial Group, Inc.	111,900	4,850,975
MonotaRO Co., Ltd.	11,800	141,849
MS&AD Insurance Group Holdings, Inc.	57,800	1,498,355
Murata Manufacturing Co., Ltd.	75,000	2,496,540
NEC Corp.	58,200	1,554,190
Nexon Co., Ltd.	17,100	290,172
NIDEC Corp.†	37,500	576,704
Nintendo Co., Ltd.	49,600	2,412,870
Nippon Building Fund, Inc.	343	288,322
Nippon Paint Holdings Co., Ltd.	42,200	266,955
Nippon Sanso Holdings Corp.	7,700	274,088
Nippon Steel Corp.	217,200	796,470
Nippon Yusen KK	18,500	672,067
Nissan Motor Co., Ltd.†	99,000	226,547
Nitori Holdings Co., Ltd.	17,400	251,093
Nitto Denko Corp.	30,500	588,677
Nomura Holdings, Inc.	135,000	1,082,795
Nomura Research Institute, Ltd.	17,200	463,363
NTT, Inc.	1,342,500	1,308,305
Obayashi Corp.	28,500	671,184
Obic Co., Ltd.	14,200	374,837
Olympus Corp.	50,500	498,699
Oracle Corp. Japan	1,600	89,102
Oriental Land Co., Ltd.	48,100	672,425
ORIX Corp.	52,300	1,747,166
Osaka Gas Co., Ltd.	16,100	585,438
Otsuka Corp.	9,700	181,435
Otsuka Holdings Co., Ltd.	19,500	1,428,529
Pan Pacific International Holdings Corp.	86,600	492,890
Panasonic Holdings Corp.	104,800	2,163,304
Rakuten Group, Inc.†	69,600	339,350
Recruit Holdings Co., Ltd.	63,200	2,950,288
Renesas Electronics Corp.	79,800	1,656,579
Resona Holdings, Inc.	93,300	1,164,835
Ryohin Keikaku Co., Ltd.	23,000	533,573
Sanrio Co., Ltd.	38,800	226,563
SBI Holdings, Inc.	25,200	512,525
SCREEN Holdings Co., Ltd.	7,400	488,853
Secom Co., Ltd.	17,800	654,559
Seibu Holdings, Inc.	9,600	228,297
Sekisui Chemical Co., Ltd.	16,600	252,021
Sekisui House, Ltd.	27,200	592,449
Seven & i Holdings Co., Ltd.	93,600	1,118,016
Shimadzu Corp.	10,700	249,462
Shimano, Inc.	3,400	356,396
Shimizu Corp.	22,400	438,448
Shin-Etsu Chemical Co., Ltd.	75,800	3,532,156
Shionogi & Co., Ltd.	34,000	693,556
Shiseido Co., Ltd.	18,200	370,925
SMC Corp.	2,500	1,226,425
SoftBank Corp.	1,291,900	1,831,614
SoftBank Group Corp.	166,800	5,650,146
Sompo Holdings, Inc.	39,900	1,483,408
Sony Financial Holdings, Inc.	270,000	242,151
Sony Group Corp.	276,300	5,524,323
Security Description	Shares or Principal Amount	Value

Japan (continued)
Subaru Corp.	26,400	$392,847
Sumitomo Corp.	49,000	1,841,766
Sumitomo Electric Industries, Ltd.	32,100	2,116,910
Sumitomo Metal Mining Co., Ltd.	11,200	683,494
Sumitomo Mitsui Financial Group, Inc.	164,600	5,796,281
Sumitomo Mitsui Trust Group, Inc.	28,500	949,490
Sumitomo Realty & Development Co., Ltd.	27,300	851,015
Suntory Beverage & Food, Ltd.	5,900	169,822
Suzuki Motor Corp.	70,600	787,979
Sysmex Corp.	23,400	205,984
T&D Holdings, Inc.	21,000	511,286
Taisei Corp.	6,600	720,728
Takeda Pharmaceutical Co., Ltd.	71,500	2,378,186
TDK Corp.	87,300	1,628,736
Terumo Corp.	59,800	765,965
TIS, Inc.	9,600	211,065
Toho Co., Ltd.	24,700	229,846
Tokio Marine Holdings, Inc.	82,500	3,740,209
Tokyo Electron, Ltd.	20,100	5,962,514
Tokyo Gas Co., Ltd.	14,100	602,239
Tokyu Corp.	22,600	240,692
Toppan Holdings, Inc.	10,600	317,423
Toray Industries, Inc.	62,100	445,121
Toyota Industries Corp.†	1,460	190,487
Toyota Motor Corp.	425,800	8,148,492
Toyota Tsusho Corp.	31,000	1,220,724
Tsuruha Holdings, Inc.	10,200	133,766
Unicharm Corp.	50,000	292,009
West Japan Railway Co.	18,500	335,242
Yamaha Motor Co., Ltd.	41,400	292,072
Yokogawa Electric Corp.	10,000	352,183
Yokohama Financial Group, Inc.	45,700	436,867
Zensho Holdings Co., Ltd.	4,200	231,299
ZOZO, Inc.	21,200	142,959
		224,052,610
Jersey — 0.5%
CVC Capital Partners PLC*	9,920	151,104
Experian PLC	41,225	1,505,183
Glencore PLC	448,166	3,471,584
		5,127,871
Luxembourg — 0.6%
ArcelorMittal SA	19,151	1,092,520
Eurofins Scientific SE	5,449	378,390
InPost SA†	10,680	190,932
Spotify Technology SA†	7,036	3,141,926
Tenaris SA	16,857	538,767
		5,342,535
Macau — 0.0%
Sands China, Ltd.	105,600	221,799
Netherlands — 6.5%
ABN AMRO Bank NV CVA	26,131	915,648
Adyen NV*†	1,134	1,283,243
AerCap Holdings NV	7,523	1,069,846
Airbus SE	26,697	5,535,097
Akzo Nobel NV	7,492	440,299
Argenx SE†	2,780	2,175,057
ASM International NV	2,105	2,061,718
ASML Holding NV	17,439	25,174,969
ASR Nederland NV	7,108	539,081
BE Semiconductor Industries NV	3,324	971,655

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
CSG NV†	9,197	$199,399
Davide Campari-Milano NV	26,598	196,965
Euronext NV*	3,494	586,615
EXOR NV	4,239	333,061
Ferrari NV	5,663	1,953,135
Ferrovial SE	23,077	1,586,101
Heineken Holding NV	5,891	419,312
Heineken NV	12,940	1,001,892
ING Groep NV	131,208	3,805,681
Koninklijke Ahold Delhaize NV	40,040	1,881,628
Koninklijke KPN NV	171,963	921,123
Koninklijke Philips NV	34,610	913,010
Magnum Ice Cream Co. NV†	22,886	334,417
Nebius Group NV†	9,590	1,325,626
NN Group NV	12,020	1,052,890
Prosus NV	58,786	2,841,686
QIAGEN NV	9,565	325,823
Randstad NV	4,478	133,198
Stellantis NV†	90,592	662,095
STMicroelectronics NV	30,420	1,676,262
Universal Music Group NV	49,402	1,034,423
Wolters Kluwer NV	10,447	817,348
		64,168,303
New Zealand — 0.2%
Auckland International Airport, Ltd.	75,918	370,498
Contact Energy, Ltd.	38,159	214,792
Fisher & Paykel Healthcare Corp., Ltd.	25,931	562,188
Infratil, Ltd.	42,407	313,781
Meridian Energy, Ltd.	61,908	208,555
Xero, Ltd.†	7,506	438,431
		2,108,245
Norway — 0.7%
Aker BP ASA	14,180	556,637
DNB Bank ASA	39,832	1,205,862
Equinor ASA	34,462	1,411,146
Gjensidige Forsikring ASA	9,034	253,432
Kongsberg Gruppen ASA	19,739	661,798
Mowi ASA	21,321	473,587
Norsk Hydro ASA	62,224	702,080
Orkla ASA	32,273	398,037
Salmar ASA	3,109	187,580
Telenor ASA	27,665	455,364
Yara International ASA	7,589	441,552
		6,747,075
Portugal — 0.2%
Banco Comercial Portugues SA	333,400	355,937
EDP SA	142,085	774,501
Galp Energia SGPS SA	18,608	436,188
Jeronimo Martins SGPS SA	12,751	306,516
		1,873,142
Singapore — 1.6%
CapitaLand Ascendas REIT	185,965	365,105
CapitaLand Integrated Commercial Trust	276,785	514,296
CapitaLand Investment, Ltd.	108,800	238,797
DBS Group Holdings, Ltd.	95,600	4,410,170
Grab Holdings, Ltd., Class A†	105,584	403,331
Keppel REIT	7,500	5,288
Keppel, Ltd.	65,200	558,793
Oversea-Chinese Banking Corp., Ltd.	152,100	2,628,239
Security Description	Shares or Principal Amount	Value

Singapore (continued)
Sea, Ltd. ADR†	17,785	$1,509,590
Sembcorp Industries, Ltd.	39,000	204,086
Singapore Airlines, Ltd.	72,100	357,095
Singapore Exchange, Ltd.	38,000	651,983
Singapore Technologies Engineering, Ltd.	69,100	586,058
Singapore Telecommunications, Ltd. (SGX)	333,900	1,207,708
United Overseas Bank, Ltd.	56,200	1,604,540
Wilmar International, Ltd.	85,200	242,298
Yangzijiang Shipbuilding Holdings, Ltd.	114,900	391,902
		15,879,279
Spain — 3.6%
Acciona SA	1,096	319,082
ACS Actividades de Construccion y Servicios SA	7,973	1,150,317
Aena SME SA*	33,697	920,394
Amadeus IT Group SA	20,240	1,164,006
Banco Bilbao Vizcaya Argentaria SA	256,497	5,672,761
Banco de Sabadell SA	228,565	887,077
Banco Santander SA	659,972	8,071,921
Bankinter SA	30,720	511,915
CaixaBank SA	173,582	2,213,987
Cellnex Telecom SA*	21,405	720,081
EDP Renovaveis SA	13,878	231,058
Endesa SA	14,120	633,615
Grifols SA	13,230	139,511
Iberdrola SA	289,077	6,775,558
Indra Sistemas SA	3,543	204,007
Industria de Diseno Textil SA	49,009	2,936,562
International Consolidated Airlines Group SA	54,713	278,009
Mapfre SA	41,472	203,149
Naturgy Energy Group SA	11,935	374,749
Repsol SA	50,696	1,356,500
Telefonica SA	165,590	752,417
		35,516,676
SupraNational — 0.1%
Unibail-Rodamco-Westfield	5,474	667,250
Sweden — 3.2%
AddTech AB, Class B	11,513	419,156
Alfa Laval AB	12,980	776,056
Assa Abloy AB, Class B	45,032	1,723,213
Atlas Copco AB, Class A	120,681	2,334,279
Atlas Copco AB, Class B	70,128	1,188,152
Beijer Ref AB	18,284	257,738
Boliden AB	12,710	669,707
Epiroc AB, Class A	30,315	869,951
Epiroc AB, Class B	17,822	444,277
EQT AB	22,136	714,026
Essity AB, Class B	26,906	713,330
Evolution AB*	5,973	416,927
Fastighets AB Balder, Class B†	33,169	197,922
H & M Hennes & Mauritz AB, Class B	22,248	398,847
Hexagon AB, Class B	93,280	1,010,545
Holmen AB, Class B	2,873	99,155
Industrivarden AB, Class A	4,884	259,565
Industrivarden AB, Class C	7,178	377,720
Indutrade AB	12,291	264,480
Investment AB Latour, Class B	6,855	157,050
Investor AB, Class B	81,857	3,324,877
L E Lundbergforetagen AB, Class B	3,264	189,403
Lifco AB, Class B	10,675	334,543
Nibe Industrier AB, Class B	67,566	304,462
Saab AB, Class B	14,524	882,883

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Sagax AB, Class B	9,607	$191,938
Sandvik AB	47,904	2,009,473
Securitas AB, Class B	22,587	378,163
Skandinaviska Enskilda Banken AB, Class A	68,018	1,338,398
Skanska AB, Class B	15,247	409,309
SKF AB, Class B	15,101	377,101
Svenska Cellulosa AB SCA, Class B	27,601	314,657
Svenska Handelsbanken AB, Class A	65,532	928,802
Swedbank AB, Class A	38,145	1,340,657
Swedish Orphan Biovitrum AB†	8,892	412,804
Tele2 AB, Class B	24,597	504,726
Telefonaktiebolaget LM Ericsson, Class B	125,739	1,488,320
Telia Co. AB	107,195	560,541
Trelleborg AB, Class B	8,874	363,133
Volvo AB, Class B	71,399	2,490,059
		31,436,345
Switzerland — 9.2%
ABB, Ltd.	70,417	7,078,660
Alcon AG	22,451	1,682,014
Avolta AG	3,938	216,845
Banque Cantonale Vaudoise	1,411	222,459
Barry Callebaut AG	160	239,821
Belimo Holding AG	442	407,728
BKW AG	918	183,645
Chocoladefabriken Lindt & Spruengli AG	4	515,742
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	42	514,924
Cie Financiere Richemont SA, Class A	24,153	4,609,502
Coca-Cola HBC AG	9,965	580,028
DSM-Firmenich AG	7,752	579,229
EMS-Chemie Holding AG	326	277,293
Galderma Group AG	8,284	1,737,517
Geberit AG	1,524	1,029,864
Givaudan SA	424	1,525,805
Helvetia Holding AG	3,573	982,268
Holcim AG	23,156	2,158,365
Julius Baer Group, Ltd.	9,212	762,363
Kuehne & Nagel International AG	2,195	515,436
Logitech International SA	6,863	674,731
Lonza Group AG	3,155	1,938,183
Nestle SA	115,760	11,741,390
Novartis AG	85,418	12,694,915
Partners Group Holding AG	1,036	1,126,400
Roche Holding AG	31,565	12,923,470
Roche Holding AG (BR)	1,438	604,409
Sandoz Group AG	18,780	1,506,843
Schindler Holding AG	1,079	362,271
Schindler Holding AG (Participation Certificate)	1,866	653,772
SGS SA	7,438	806,928
Sika AG	6,850	1,272,580
Sonova Holding AG	2,236	489,490
Straumann Holding AG	5,090	551,756
Swatch Group AG	1,318	304,858
Swiss Life Holding AG	1,282	1,506,288
Swiss Prime Site AG	3,605	625,197
Swiss Re AG	13,423	2,154,514
Swisscom AG	1,164	985,732
UBS Group AG	142,626	6,354,620
VAT Group AG*	1,213	908,614
Zurich Insurance Group AG	6,576	4,557,783
		90,564,252
Security Description	Shares or Principal Amount	Value

United Kingdom — 14.1%
3i Group PLC	44,629	$1,554,269
Admiral Group PLC	11,889	546,384
Airtel Africa PLC*	40,439	196,237
Anglo American PLC	50,282	2,473,198
Antofagasta PLC	17,717	871,243
Associated British Foods PLC	14,331	356,098
AstraZeneca PLC	69,680	13,247,577
Auto Trader Group PLC*	36,905	248,998
Aviva PLC	137,380	1,172,554
BAE Systems PLC	134,819	3,749,412
Barclays PLC	621,879	3,631,771
Barratt Redrow PLC	59,667	205,286
BP PLC	707,334	5,583,195
British American Tobacco PLC	97,868	5,747,059
BT Group PLC	266,657	785,500
Bunzl PLC	14,534	478,870
Centrica PLC	208,790	611,829
Coca-Cola Europacific Partners PLC	9,337	883,000
Compass Group PLC	76,398	2,160,922
Diageo PLC	100,031	2,010,857
Endeavour Mining PLC	8,589	517,231
Fresnillo PLC	10,005	447,113
GSK PLC	183,104	4,811,671
Haleon PLC	400,163	1,846,071
Halma PLC	17,057	1,028,578
HSBC Holdings PLC (LSE)	771,662	14,143,096
Imperial Brands PLC	33,850	1,288,415
Informa PLC	58,962	641,087
InterContinental Hotels Group PLC	6,473	936,861
Intertek Group PLC	7,049	457,977
J Sainsbury PLC	79,580	355,942
JD Sports Fashion PLC	108,039	99,790
Kingfisher PLC	75,500	296,745
Land Securities Group PLC	30,744	249,303
Legal & General Group PLC	255,310	873,835
Lloyds Banking Group PLC	2,645,662	3,581,245
London Stock Exchange Group PLC	20,593	2,671,929
M&G PLC	101,415	420,945
Marks & Spencer Group PLC	92,342	415,695
Melrose Industries PLC	57,653	382,904
National Grid PLC	223,236	3,993,366
NatWest Group PLC	359,321	2,845,131
Next PLC	5,226	921,713
Pearson PLC	25,701	378,224
Prudential PLC	114,386	1,713,750
Reckitt Benckiser Group PLC	28,984	1,843,967
RELX PLC	81,810	2,988,335
Rentokil Initial PLC	112,871	757,961
Rio Tinto PLC	50,718	5,067,119
Rolls-Royce Holdings PLC	377,318	6,154,631
Sage Group PLC	42,371	507,796
Schroders PLC	31,788	250,854
Segro PLC	57,356	548,413
Severn Trent PLC	12,312	548,703
Shell PLC (LSE)	256,068	11,624,250
Smith & Nephew PLC	36,095	557,791
Smiths Group PLC	14,261	497,491
Spirax Group PLC	3,323	327,413
SSE PLC	54,233	1,951,359
Standard Chartered PLC	86,236	2,191,746
Standard Life PLC	31,426	325,813
Tesco PLC	286,940	1,881,391
Unilever PLC	97,976	5,726,659

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
United Utilities Group PLC	31,116	$618,080
Verisure PLC†	10,986	136,368
Vodafone Group PLC	842,535	1,348,310
Whitbread PLC	7,735	236,117
Wise PLC, Class A†	29,391	420,420
		138,343,863
United States — 0.2%
Sunbelt Rentals Holdings, Inc.	18,704	1,415,350
Total Common Stocks (cost $635,515,029)		966,873,769
PREFERRED STOCKS — 0.0%
Italy — 0.0%
Telecom Italia SpA (RSP)† (cost $237,943)	270,870	249,901
Total Long-Term Investment Securities (cost $635,752,972)		967,123,670
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(1) (cost $15,566)	15,566	15,566
TOTAL INVESTMENTS (cost $635,768,538)	98.5%	967,139,236
Other assets less liabilities	1.5	14,958,960
NET ASSETS	100.0%	$982,098,196

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $9,550,666 representing 1.0% of net assets.

(1)	The rate shown is the 7-day yield as of April 30, 2026.

ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Helsinki—NASDAQ Helsinki
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
Goldman Sachs & Co. LLC	Pay	Redeia Corp. SA	18,482	2.19% (ESTR + 0.26%)	Monthly	08/19/2026	$329,530	$(4,351)	$(4,351)
								$(4,351)	$(4,351)
ESTR—Euro Short-Term Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
11	Long	SGX Nikkei 225 Index	June 2026	$1,997,249	$2,089,792	$92,543
11	Long	SPI 200 Index	June 2026	1,708,907	1,716,145	7,238
						$99,781

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
68	Long	Euro STOXX 50 Index	June 2026	$4,665,922	$4,660,797	$(5,125)
21	Long	FTSE 100 Index	June 2026	2,966,769	2,965,734	(1,035)
						$(6,160)
		Net Unrealized Appreciation (Depreciation)				$93,621

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks	16.3%
Pharmaceuticals	7.7
Insurance	6.0
Semiconductors	5.7
Oil & Gas	4.0
Telecommunications	3.4
Electric	3.4
Mining	3.3
Aerospace/Defense	3.2
Food	2.6
Machinery-Construction & Mining	2.6
Electrical Components & Equipment	2.2
Auto Manufacturers	2.1
Retail	2.1
Chemicals	2.1
Diversified Financial Services	2.0
Distribution/Wholesale	1.9
Commercial Services	1.7
Machinery-Diversified	1.7
Cosmetics/Personal Care	1.5
Engineering & Construction	1.5
Building Materials	1.4
Electronics	1.4
Software	1.3
Healthcare-Products	1.3
Beverages	1.3
Miscellaneous Manufacturing	1.2
Apparel	1.2
Transportation	1.1
Agriculture	0.9
Internet	0.8
Home Furnishings	0.8
Real Estate	0.7
REITS	0.7
Computers	0.7
Biotechnology	0.6
Auto Parts & Equipment	0.5
Healthcare-Services	0.5
Gas	0.5
Investment Companies	0.4
Entertainment	0.4
Private Equity	0.4
Hand/Machine Tools	0.4
Toys/Games/Hobbies	0.4
Iron/Steel	0.3
Household Products/Wares	0.3
Water	0.3
Food Service	0.2
Metal Fabricate/Hardware	0.2
Home Builders	0.2
Airlines	0.1
Lodging	0.1
Leisure Time	0.1

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Industry Allocation*(continued)
Energy-Alternate Sources	0.1%
Shipbuilding	0.1
Media	0.1
Office/Business Equipment	0.1
Advertising	0.1
Forest Products & Paper	0.1
Holding Companies-Diversified	0.1
Pipelines	0.1
98.5%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Hong Kong	$394,464	$17,714,182	$—	$18,108,646
Israel	2,383,005	8,642,530	—	11,025,535
Luxembourg	3,141,926	2,200,609	—	5,342,535
Netherlands	2,395,472	61,772,831	—	64,168,303
Singapore	1,912,921	13,966,358	—	15,879,279
United Kingdom	883,000	137,460,863	—	138,343,863
Other Countries	—	714,005,608	—	714,005,608
Preferred Stocks	—	249,901	—	249,901
Short-Term Investments	15,566	—	—	15,566
Total Investments at Value	$11,126,354	$956,012,882	$—	$967,139,236
Other Financial Instruments:†
Futures Contracts	$99,781	$—	$—	$99,781
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$4,351	$—	$4,351
Futures Contracts	6,160	—	—	6,160
Total Other Financial Instruments	$6,160	$4,351	$—	$10,511

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Aerospace/Defense — 0.8%
Embraer SA ADR	13,939	$873,975
Karman Holdings, Inc.†	22,257	1,513,031
		2,387,006
Agriculture — 0.7%
Andersons, Inc.	27,265	2,141,393
Apparel — 0.7%
Gildan Activewear, Inc.	32,320	2,003,517
Auto Parts & Equipment — 0.7%
Phinia, Inc.	29,945	2,160,532
Banks — 0.7%
Bancorp., Inc.†	35,992	2,153,401
Beverages — 0.5%
Vita Coco Co., Inc.†	23,664	1,561,587
Biotechnology — 6.5%
Arrowhead Pharmaceuticals, Inc.†	21,895	1,608,845
Axsome Therapeutics, Inc.†	27,510	5,715,202
Bridgebio Pharma, Inc.†	67,948	4,831,782
Cogent Biosciences, Inc.†	76,824	2,749,531
Cytokinetics, Inc.†	14,183	907,287
Halozyme Therapeutics, Inc.†	32,389	2,061,884
Ionis Pharmaceuticals, Inc.†	26,411	1,974,486
		19,849,017
Building Materials — 1.4%
SPX Technologies, Inc.†	19,768	4,327,413
Chemicals — 1.1%
Element Solutions, Inc.	78,881	3,359,542
Commercial Services — 2.0%
API Group Corp.†	132,591	6,062,061
Diversified Financial Services — 4.6%
Evercore, Inc., Class A	16,449	5,284,899
Galaxy Digital, Inc., Class A†	56,257	1,543,692
Piper Sandler Cos.	65,889	5,745,521
WisdomTree, Inc.	84,780	1,441,260
		14,015,372
Electric — 0.8%
Talen Energy Corp.†	6,835	2,545,491
Electrical Components & Equipment — 0.6%
nLight, Inc.†	23,898	1,669,275
Electronics — 14.2%
Advanced Energy Industries, Inc.	18,306	7,027,857
Applied Optoelectronics, Inc.†	22,485	3,695,635
Atmus Filtration Technologies, Inc.	77,170	4,892,578
ESCO Technologies, Inc.	21,396	6,931,234
nVent Electric PLC	21,431	3,062,490
OSI Systems, Inc.†	8,670	2,487,596
Sanmina Corp.†	27,066	5,895,516
TTM Technologies, Inc.†	42,087	6,659,005
Vishay Intertechnology, Inc.	91,962	2,664,139
		43,316,050
Energy-Alternate Sources — 1.0%
Nextpower, Inc., Class A†	24,506	2,919,400
Engineering & Construction — 1.5%
Sterling Infrastructure, Inc.†	8,847	4,561,690
Security Description	Shares or Principal Amount	Value

Entertainment — 0.8%
Red Rock Resorts, Inc., Class A	47,333	$2,554,089
Environmental Control — 1.8%
Clean Harbors, Inc.†	17,291	5,406,550
Food — 0.6%
Post Holdings, Inc.†	16,158	1,692,550
Healthcare-Products — 2.8%
Adaptive Biotechnologies Corp.†	41,438	584,276
Billiontoone, Inc., Class A†	10,406	780,970
Glaukos Corp.†	12,318	1,769,727
Guardant Health, Inc.†	35,232	3,068,003
TransMedics Group, Inc.†	21,823	2,199,540
		8,402,516
Healthcare-Services — 4.1%
Alignment Healthcare, Inc.†	145,294	3,274,926
BrightSpring Health Services, Inc.†	128,306	6,154,839
Encompass Health Corp.	14,491	1,449,100
RadNet, Inc.†	27,938	1,579,894
		12,458,759
Home Builders — 1.0%
Cavco Industries, Inc.†	2,997	1,519,479
M/I Homes, Inc.†	11,988	1,576,302
		3,095,781
Insurance — 0.4%
Palomar Holdings, Inc.†	11,257	1,355,118
Internet — 0.7%
Cargurus, Inc.†	55,449	2,021,671
Iron/Steel — 1.2%
Carpenter Technology Corp.	8,721	3,734,332
Lodging — 1.1%
Travel & Leisure Co.	37,862	2,448,157
Wyndham Hotels & Resorts, Inc.	11,680	950,518
		3,398,675
Machinery-Construction & Mining — 2.5%
Bloom Energy Corp., Class A†	17,632	4,996,204
Forgent Power Solutions, Inc.†	67,775	2,549,695
		7,545,899
Machinery-Diversified — 4.5%
Applied Industrial Technologies, Inc.	10,766	3,291,704
Cognex Corp.	39,098	2,170,330
Flowserve Corp.	27,515	2,026,205
Regal Rexnord Corp.	13,622	2,929,139
Zurn Elkay Water Solutions Corp.	60,387	3,137,708
		13,555,086
Metal Fabricate/Hardware — 1.2%
RBC Bearings, Inc.†	5,999	3,593,941
Mining — 2.5%
Equinox Gold Corp.	84,641	1,181,588
ERO Copper Corp.†	73,642	1,903,646
MP Materials Corp.†	47,831	3,158,759
Triple Flag Precious Metals Corp.	37,732	1,204,028
		7,448,021

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 3.7%
Enpro, Inc.	15,382	$4,484,622
Fabrinet†	9,917	6,777,972
		11,262,594
Oil & Gas — 3.9%
Antero Resources Corp.†	64,122	2,517,430
Chord Energy Corp.	15,128	2,202,637
Matador Resources Co.	34,018	2,158,102
Par Pacific Holdings, Inc.†	33,389	2,192,655
Permian Resources Corp., Class A	133,070	2,876,973
		11,947,797
Oil & Gas Services — 3.0%
Kodiak Gas Services, Inc.	47,700	3,234,060
TechnipFMC PLC	78,361	5,921,741
		9,155,801
Pharmaceuticals — 3.2%
Ascendis Pharma A/S†	9,959	2,284,396
Madrigal Pharmaceuticals, Inc.†	8,498	4,396,780
Protagonist Therapeutics, Inc.†	32,259	3,192,673
		9,873,849
Pipelines — 0.2%
Sunococorp LLC	11,047	736,614
Retail — 1.9%
Academy Sports & Outdoors, Inc.	25,077	1,375,223
Boot Barn Holdings, Inc.†	20,849	3,574,561
Cava Group, Inc.†	9,193	858,718
		5,808,502
Security Description	Shares or Principal Amount	Value

Semiconductors — 14.8%
Allegro MicroSystems, Inc.†	123,772	$6,002,942
IPG Photonics Corp.†	19,755	2,349,265
Lattice Semiconductor Corp.†	44,834	5,482,302
MACOM Technology Solutions Holdings, Inc.†	27,509	7,746,809
MKS, Inc.	23,139	6,565,691
Nova, Ltd.†	5,557	2,780,889
Onto Innovation, Inc.†	17,243	5,087,720
Rambus, Inc.†	14,680	1,689,815
Tower Semiconductor, Ltd.†	32,406	7,163,346
		44,868,779
Software — 1.0%
Bullish†	36,893	1,391,973
HeartFlow, Inc.†	28,648	852,565
Planet Labs PBC†	24,855	918,889
		3,163,427
Telecommunications — 1.1%
Viavi Solutions, Inc.†	63,647	3,335,103
Transportation — 1.8%
Saia, Inc.†	12,029	5,398,856
TOTAL INVESTMENTS (cost $215,467,194)	97.6%	296,847,057
Other assets less liabilities	2.4	7,432,395
NET ASSETS	100.0%	$304,279,452

†	Non-income producing security

ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$296,847,057	$—	$—	$296,847,057

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.1%
Aerospace/Defense — 5.1%
Boeing Co.†	41,379	$9,477,032
Howmet Aerospace, Inc.	65,763	15,983,040
		25,460,072
Biotechnology — 2.1%
Argenx SE ADR†	9,523	7,444,319
Revolution Medicines, Inc.†	20,107	2,897,821
		10,342,140
Computers — 5.5%
Apple, Inc.	90,876	24,659,202
Lumentum Holdings, Inc.†	2,909	2,624,849
		27,284,051
Diversified Financial Services — 2.3%
Intercontinental Exchange, Inc.	21,151	3,343,762
Mastercard, Inc., Class A	16,612	8,354,507
		11,698,269
Electrical Components & Equipment — 4.1%
Eaton Corp. PLC	47,595	20,609,111
Entertainment — 2.1%
DraftKings, Inc., Class A†	440,578	10,274,279
Healthcare-Products — 2.2%
Danaher Corp.	46,087	8,247,269
Medline, Inc., Class A†	64,030	2,847,414
		11,094,683
Healthcare-Services — 2.1%
UnitedHealth Group, Inc.	27,796	10,297,862
Internet — 24.1%
Alphabet, Inc., Class C	69,797	26,658,266
Amazon.com, Inc.†	173,713	46,044,368
DoorDash, Inc., Class A†	42,921	7,238,627
MercadoLibre, Inc.†	6,951	12,460,571
Meta Platforms, Inc., Class A	30,196	18,477,234
Robinhood Markets, Inc., Class A†	56,114	4,090,150
Shopify, Inc., Class A†	45,957	5,566,771
		120,535,987
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 2.9%
GE Vernova, Inc.	13,362	$14,477,193
Pharmaceuticals — 4.5%
Eli Lilly & Co.	16,698	15,605,951
Madrigal Pharmaceuticals, Inc.†	8,469	4,381,776
Vaxcyte, Inc.†	47,198	2,701,613
		22,689,340
Retail — 0.8%
Chipotle Mexican Grill, Inc.†	124,292	4,224,685
Semiconductors — 26.2%
Broadcom, Inc.	77,846	32,495,256
Lam Research Corp.	27,103	6,988,779
NVIDIA Corp.	320,814	64,024,850
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	70,011	27,728,557
		131,237,442
Software — 13.1%
Datadog, Inc., Class A†	73,172	9,672,606
Microsoft Corp.	77,378	31,553,201
Oracle Corp.	114,487	18,477,057
Palantir Technologies, Inc., Class A†	40,652	5,655,100
		65,357,964
Total Long-Term Investment Securities (cost $290,253,943)		485,583,078
SHORT-TERM INVESTMENTS — 3.1%
U.S. Government Agency — 3.1%
Federal Home Loan Mtg. Corp. Disc. Notes
3.50%, 05/01/2026 (cost $15,398,503)	$15,400,000	15,398,464
TOTAL INVESTMENTS (cost $305,652,446)	100.2%	500,981,542
Other assets less liabilities	(0.2)	(828,818)
NET ASSETS	100.0%	$500,152,724

†	Non-income producing security

ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$485,583,078	$—	$—	$485,583,078
Short-Term Investments	—	15,398,464	—	15,398,464
Total Investments at Value	$485,583,078	$15,398,464	$—	$500,981,542

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 58.1%
Advertising — 0.1%
Omnicom Group, Inc.	3,556	$272,816
Publicis Groupe SA	360	33,686
		306,502
Aerospace/Defense — 1.3%
Airbus SE	921	190,951
BAE Systems PLC	4,615	128,346
CSG NV†	269	5,832
Dassault Aviation SA	28	9,783
Elbit Systems, Ltd.	38	31,626
General Dynamics Corp.	1,115	383,894
Hanwha Aerospace Co., Ltd.	422	402,566
Howmet Aerospace, Inc.	4,113	999,624
IHI Corp.	1,700	31,234
Kawasaki Heavy Industries, Ltd.	1,300	26,966
Leonardo SpA	633	39,418
Melrose Industries PLC	1,873	12,440
MTU Aero Engines AG	89	30,615
Northrop Grumman Corp.	1,254	726,668
Rheinmetall AG	73	116,265
Rolls-Royce Holdings PLC	13,062	213,061
RTX Corp.	3,251	572,404
Saab AB, Class B	582	35,379
Safran SA	5,256	1,675,843
Singapore Technologies Engineering, Ltd.	2,700	22,899
Thales SA	151	41,411
		5,697,225
Agriculture — 0.4%
British American Tobacco PLC	11,010	646,535
Imperial Brands PLC	1,244	47,350
Japan Tobacco, Inc.	1,700	63,836
Philip Morris International, Inc.	5,060	835,254
Wilmar International, Ltd.	2,900	8,247
		1,601,222
Airlines — 0.1%
ANA Holdings, Inc.	300	4,985
International Consolidated Airlines Group SA	5,198	26,728
Japan Airlines Co., Ltd.	300	4,711
Qantas Airways, Ltd.	1,169	7,124
Singapore Airlines, Ltd.	1,700	8,420
Southwest Airlines Co.	5,745	217,851
		269,819
Apparel — 0.4%
Asics Corp.	8,700	247,856
Columbia Sportswear Co.	3,746	228,206
Hermes International S.C.A.	54	103,451
Kering SA	118	32,132
Kontoor Brands, Inc.	2,588	189,856
LPP SA	3	18,130
LVMH Moet Hennessy Louis Vuitton SE	1,144	607,061
NIKE, Inc., Class B	1,516	67,250
		1,493,942
Auto Manufacturers — 1.2%
Bayerische Motoren Werke AG	452	41,401
Bayerische Motoren Werke AG (Preference Shares)	90	8,215
Daimler Truck Holding AG	807	40,721
Dr. Ing. h.c. F. Porsche AG (Preference Shares)	175	8,474
Ferrari NV	198	68,289
Honda Motor Co., Ltd.	6,100	49,303
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Isuzu Motors, Ltd.	1,000	$13,801
Kia Corp.	4,138	428,292
Mercedes-Benz Group AG	1,045	60,907
Nissan Motor Co., Ltd.†	3,600	8,238
Stellantis NV†	3,135	22,912
Subaru Corp.	900	13,392
Suzuki Motor Corp.	2,900	32,367
Tesla, Inc.†	5,279	2,014,625
Toyota Motor Corp.	43,900	840,110
Volkswagen AG (Preference Shares)	327	33,091
Volvo AB, Class A	284	9,891
Volvo AB, Class B	34,078	1,188,479
		4,882,508
Auto Parts & Equipment — 0.2%
Aisin Corp.	900	14,407
Bridgestone Corp.	1,700	35,615
Cie Generale des Etablissements Michelin SCA	1,039	37,711
Continental AG	187	14,107
Denso Corp.	2,800	33,651
Niterra Co., Ltd.	300	16,222
Sumitomo Electric Industries, Ltd.	11,000	725,421
		877,134
Banks — 4.8%
ANZ Group Holdings, Ltd.	4,728	125,839
Banca Mediolanum SpA	208	4,558
Banca Monte dei Paschi di Siena SpA	3,222	34,581
Banco Bilbao Vizcaya Argentaria SA	8,941	197,742
Banco BPM SpA	2,070	30,163
Banco Santander SA	23,043	281,832
Bank Hapoalim BM	2,078	55,797
Bank Leumi Le-Israel BM	2,362	59,867
Bank of America Corp.	18,220	974,041
Bank Polska Kasa Opieki SA	330	20,652
Barclays PLC	21,913	127,972
BAWAG Group AG*	121	20,864
BNP Paribas SA	1,588	167,129
BPER Banca SpA	3,078	45,411
CaixaBank SA	5,550	70,789
Chiba Bank, Ltd.	1,200	16,808
Commerzbank AG	1,413	58,505
Commonwealth Bank of Australia	2,639	330,982
Computershare, Ltd.	873	19,079
Credit Agricole SA	1,778	34,516
Danske Bank A/S	1,010	51,888
DBS Group Holdings, Ltd.	27,980	1,290,759
Deutsche Bank AG	3,010	93,797
DNB Bank ASA	1,155	34,966
Erst Bank Polska SA	59	10,046
Erste Group Bank AG	472	52,736
Fifth Third Bancorp	4,921	249,790
FinecoBank Banca Fineco SpA	963	23,878
First Citizens BancShares, Inc., Class A	106	210,285
Goldman Sachs Group, Inc.	439	405,535
HDFC Bank, Ltd. ADR	26,065	662,312
HSBC Holdings PLC (LSE)	27,096	496,618
ING Bank Slaski SA	38	4,114
ING Groep NV	4,588	133,075
Intesa Sanpaolo SpA	24,170	164,238
Israel Discount Bank, Ltd., Class A	1,949	21,782
Japan Post Bank Co., Ltd.	2,800	48,534
KBC Group NV	3,917	522,730

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Lloyds Banking Group PLC	93,024	$125,920
M&T Bank Corp.	2,194	479,674
Macquarie Group, Ltd.	573	98,275
Mediobanca Banca di Credito Finanziario SpA	179	4,208
Mitsubishi UFJ Financial Group, Inc.	81,300	1,473,682
Mizrahi Tefahot Bank, Ltd.	214	16,911
Mizuho Financial Group, Inc.	3,840	166,468
Morgan Stanley	10,705	2,040,266
National Australia Bank, Ltd.	4,817	138,852
National Bank of Greece SA	19,072	303,564
NatWest Group PLC	87,776	695,017
Nordea Bank Abp (NASDAQ Stockholm)	5,113	95,766
Oversea-Chinese Banking Corp., Ltd.	5,100	88,126
Powszechna Kasa Oszczednosci Bank Polski SA	1,350	35,305
Raiffeisen Bank International AG	232	12,771
Regions Financial Corp.	7,427	212,041
Resona Holdings, Inc.	3,500	43,697
Royal Bank of Canada	3,434	617,632
Skandinaviska Enskilda Banken AB, Class A	2,113	41,578
Skandinaviska Enskilda Banken AB, Class C	4	81
Societe Generale SA	1,069	85,600
Standard Chartered PLC	15,563	395,544
State Street Corp.	4,130	631,229
Sumitomo Mitsui Financial Group, Inc.	6,000	211,286
Sumitomo Mitsui Trust Group, Inc.	1,100	36,647
Svenska Handelsbanken AB, Class A	2,185	30,969
Svenska Handelsbanken AB, Class B	36	869
Swedbank AB, Class A	1,557	54,723
UBS Group AG	4,869	216,935
UniCredit SpA	7,481	578,134
United Overseas Bank, Ltd.	2,200	62,811
US Bancorp	15,360	870,298
Wells Fargo & Co.	38,505	3,166,266
Westpac Banking Corp.	5,382	149,575
Yokohama Financial Group, Inc.	2,000	19,119
		20,354,049
Beverages — 0.2%
Anheuser-Busch InBev SA NV	1,531	115,728
Asahi Group Holdings, Ltd.	2,400	23,774
Budweiser Brewing Co. APAC, Ltd.*	3,100	3,036
Carlsberg A/S, Class B	145	19,626
Coca-Cola Europacific Partners PLC	334	31,586
Coca-Cola HBC AG	317	18,452
Davide Campari-Milano NV	897	6,643
Diageo PLC	3,504	70,439
Heineken Holding NV	226	16,086
Heineken NV	444	34,377
Keurig Dr Pepper, Inc.	3,941	115,865
Kirin Holdings Co., Ltd.	1,600	25,256
PepsiCo., Inc.	3,334	528,406
Pernod Ricard SA	311	22,969
Suntory Beverage & Food, Ltd.	100	2,878
		1,035,121
Biotechnology — 0.6%
Alnylam Pharmaceuticals, Inc.†	761	235,522
Argenx SE†	60	46,944
Argenx SE (XAMS)†	37	28,949
BioNTech SE ADR†	157	16,242
CSL, Ltd.	763	68,875
Genmab A/S†	98	25,938
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Gilead Sciences, Inc.	1,891	$247,418
Insmed, Inc.†	2,556	348,459
Nuvalent, Inc., Class A†	1,205	120,837
Regeneron Pharmaceuticals, Inc.	1,213	857,664
Swedish Orphan Biovitrum AB†	257	11,931
Vertex Pharmaceuticals, Inc.†	1,327	567,133
		2,575,912
Building Materials — 1.1%
AGC, Inc.	200	7,180
Amrize, Ltd.	838	46,298
Buzzi SpA	124	6,787
Carlisle Cos., Inc.	431	153,117
Carrier Global Corp.	3,763	252,761
Cie de Saint-Gobain SA	714	65,222
Daikin Industries, Ltd.	500	71,243
Geberit AG	53	35,816
Hayward Holdings, Inc.†	14,438	216,714
Heidelberg Materials AG	211	46,735
Holcim AG	778	72,517
James Hardie Industries PLC CDI†	913	19,440
Kingspan Group PLC	243	22,502
Martin Marietta Materials, Inc.	344	212,960
Mitsubishi Electric Corp.	3,200	128,505
Mohawk Industries, Inc.†	1,615	170,479
Nibe Industrier AB, Class B	2,585	11,648
Sika AG	252	46,816
Svenska Cellulosa AB SCA, Class B	722	8,231
Trane Technologies PLC	5,185	2,553,820
Vulcan Materials Co.	2,190	660,811
		4,809,602
Chemicals — 0.4%
Air Liquide SA	3,155	679,144
Asahi Kasei Corp.	2,100	20,618
BASF SE	1,408	90,475
DSM-Firmenich AG	373	27,871
EMS-Chemie Holding AG	12	10,207
Givaudan SA	14	50,380
ICL Group, Ltd.	1,138	6,119
Mitsubishi Chemical Group Corp.	2,300	13,437
Nippon Paint Holdings Co., Ltd.	1,400	8,856
Nippon Sanso Holdings Corp.	300	10,679
Nitto Denko Corp.	1,000	19,301
Novonesis (Novozymes), Class B	4,586	281,410
PPG Industries, Inc.	1,745	189,333
Shin-Etsu Chemical Co., Ltd.	2,900	135,135
Syensqo SA	111	7,339
Toray Industries, Inc.	2,200	15,769
Yara International ASA	256	14,895
		1,580,968
Commercial Services — 1.0%
Adyen NV*†	46	52,054
Andersen Group, Inc., Class A†	2,685	94,995
Booz Allen Hamilton Holding Corp.	2,432	189,137
Brambles, Ltd.	2,162	35,248
Bureau Veritas SA	488	14,967
Corpay, Inc.†	1,167	357,650
Dai Nippon Printing Co., Ltd.	700	13,351
Experian PLC	1,447	52,832
Intertek Group PLC	250	16,243
Paylocity Holding Corp.†	1,167	123,107
Quanta Services, Inc.	751	546,555

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Recruit Holdings Co., Ltd.	2,200	$102,700
RELX PLC	2,855	104,287
RELX PLC (XAMS)	10,603	387,924
Rentokil Initial PLC	3,741	25,122
Secom Co., Ltd.	600	22,064
Securitas AB, Class B	833	13,946
SGS SA	254	27,556
Toppan Holdings, Inc.	500	14,973
TransUnion	3,946	280,166
Transurban Group	4,867	49,421
United Rentals, Inc.	1,117	1,072,141
WillScot Holdings Corp.	18,016	407,882
Wise PLC, Class A†	1,076	15,391
Wolters Kluwer NV	369	28,870
		4,048,582
Computers — 2.5%
Accenture PLC, Class A	2,113	377,614
Apple, Inc.	30,465	8,266,678
Capgemini SE	273	33,042
Crowdstrike Holdings, Inc., Class A†	453	201,925
Fujitsu, Ltd.	2,700	54,825
Hewlett Packard Enterprise Co.	19,166	551,406
NEC Corp.	2,000	53,409
Nomura Research Institute, Ltd.	700	18,858
Obic Co., Ltd.	500	13,198
Otsuka Corp.	400	7,482
Western Digital Corp.	2,201	956,379
		10,534,816
Cosmetics/Personal Care — 0.3%
Beiersdorf AG	168	13,910
e.l.f. Beauty, Inc.†	3,405	217,818
Essity AB, Class A	17	451
Essity AB, Class B	943	25,000
Haleon PLC	14,037	64,757
Kao Corp.	700	26,066
L'Oreal SA	381	163,434
Procter & Gamble Co.	2,176	320,068
Shiseido Co., Ltd.	500	10,190
Unicharm Corp.	1,700	9,928
Unilever PLC	3,434	200,716
		1,052,338
Distribution/Wholesale — 0.3%
Bunzl PLC	493	16,244
D'ieteren Group	29	5,992
ITOCHU Corp.	39,500	492,492
Marubeni Corp.	2,600	101,756
Mitsubishi Corp.	5,800	187,364
Mitsui & Co., Ltd.	4,100	155,583
SGH, Ltd.	315	8,890
Sumitomo Corp.	1,900	71,415
Toyota Tsusho Corp.	1,100	43,316
		1,083,052
Diversified Financial Services — 2.6%
American Express Co.	6,746	2,179,295
Amundi SA*	89	8,618
ASX, Ltd.	306	13,433
Capital One Financial Corp.	3,546	678,350
Charles Schwab Corp.	9,881	905,495
CME Group, Inc.	1,961	564,415
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Daiwa Securities Group, Inc.	2,200	$20,754
Deutsche Boerse AG	2,743	842,452
Hong Kong Exchanges & Clearing, Ltd.	12,500	663,969
Interactive Brokers Group, Inc., Class A	3,117	247,802
Intercontinental Exchange, Inc.	672	106,237
Japan Exchange Group, Inc.	1,500	17,958
Julius Baer Group, Ltd.	338	27,972
London Stock Exchange Group PLC	717	93,030
Mastercard, Inc., Class A	8,237	4,142,552
Mitsubishi HC Capital, Inc.	1,300	11,847
Nomura Holdings, Inc.	4,700	37,697
Nordnet AB	251	8,282
ORIX Corp.	1,700	56,791
Raymond James Financial, Inc.	1,727	273,419
Rocket Cos., Inc., Class A†	8,236	120,410
SBI Holdings, Inc.	900	18,304
Schroders PLC	1,352	10,669
Singapore Exchange, Ltd.	1,300	22,305
		11,072,056
Electric — 1.7%
A2A SpA	2,449	6,978
Chubu Electric Power Co., Inc.	1,300	22,464
CLP Holdings, Ltd.	2,500	23,989
Dominion Energy, Inc.	2,711	174,860
E.ON SE	3,502	77,572
EDP Renovaveis SA	399	6,643
EDP SA	4,380	23,875
Elia Group SA†	66	10,977
Endesa SA	490	21,988
Enel SpA	12,078	140,918
Engie SA	26,675	880,846
Entergy Corp.	4,999	589,432
Fortum Oyj	688	17,342
Iberdrola SA	9,641	225,971
Kansai Electric Power Co., Inc.	1,700	27,307
Meridian Energy, Ltd.	2,072	6,980
National Grid PLC	7,818	139,853
NextEra Energy, Inc.	30,991	3,033,399
Origin Energy, Ltd.	2,716	23,814
Orsted A/S*†	723	19,376
PG&E Corp.	15,348	255,084
Power Assets Holdings, Ltd.	2,000	16,548
Public Service Enterprise Group, Inc.	1,730	141,272
RWE AG	1,057	76,858
Southern Co.	7,318	707,651
SSE PLC	1,724	62,031
Terna - Rete Elettrica Nazionale	2,215	26,661
Tokyo Electric Power Co. Holdings, Inc.†	2,500	9,513
Verbund AG	96	7,243
Xcel Energy, Inc.	5,305	440,050
		7,217,495
Electrical Components & Equipment — 0.8%
ABB, Ltd.	2,475	248,799
AMETEK, Inc.	1,476	347,598
Eaton Corp. PLC	3,606	1,561,434
Emerson Electric Co.	2,458	345,202
Fujikura, Ltd.	2,400	94,691
Legrand SA	3,458	619,262
Prysmian SpA	448	67,890
Schneider Electric SE	853	269,389
		3,554,265

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 0.6%
Amphenol Corp., Class A	7,792	$1,147,528
Assa Abloy AB, Class B	1,660	63,522
Garmin, Ltd.	750	188,355
Halma PLC	598	36,061
Hoya Corp.	500	93,606
Ibiden Co., Ltd.	400	34,883
Jabil, Inc.	1,022	344,915
Kyocera Corp.	2,100	36,649
Mettler-Toledo International, Inc.†	83	105,959
Minebea Mitsumi, Inc.	600	12,065
Murata Manufacturing Co., Ltd.	2,800	93,204
Sartorius AG (Preference Shares)	46	11,747
SCREEN Holdings Co., Ltd.	200	13,212
Shimadzu Corp.	500	11,657
TD SYNNEX Corp.	991	226,127
TDK Corp.	3,000	55,970
Yokogawa Electric Corp.	400	14,087
		2,489,547
Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S	1,551	47,706
Engineering & Construction — 0.4%
Ackermans & van Haaren NV	34	11,240
ACS Actividades de Construccion y Servicios SA	347	50,064
Aena SME SA*	1,158	31,629
Aeroports de Paris SA	55	6,682
Auckland International Airport, Ltd.	2,340	11,420
Bouygues SA	294	17,451
Cellnex Telecom SA*	902	30,344
CK Infrastructure Holdings, Ltd.	1,000	8,374
Comfort Systems USA, Inc.	254	467,424
Ferrovial SE	714	49,074
Infrastrutture Wireless Italiane SpA*	498	4,246
Kajima Corp.	700	27,555
Keppel, Ltd.	2,300	19,712
Obayashi Corp.	19,300	454,521
Shimizu Corp.	900	17,616
Skanska AB, Class B	514	13,798
Taisei Corp.	300	32,760
Vinci SA	781	118,180
WSP Global, Inc.	1,566	260,549
		1,632,639
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	984	33,907
Entain PLC	1,006	7,507
Evolution AB*	286	19,963
Genting Singapore, Ltd.	9,000	4,814
Live Nation Entertainment, Inc.†	902	142,462
Lottery Corp., Ltd.	3,509	14,010
Oriental Land Co., Ltd.	1,800	25,163
Toho Co., Ltd.	800	7,444
Universal Music Group NV	1,494	31,283
Warner Music Group Corp., Class A	5,223	147,654
		434,207
Food — 0.8%
Aeon Co., Ltd.	4,200	40,422
Ajinomoto Co., Inc.	9,400	305,342
Axfood AB	186	5,684
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	24,520
Security Description	Shares or Principal Amount	Value

Food (continued)
Coles Group, Ltd.	2,110	$33,642
Danone SA	1,011	79,280
Dino Polska SA*†	755	6,687
J Sainsbury PLC	2,701	12,081
Jeronimo Martins SGPS SA	434	10,433
Kerry Group PLC, Class A	230	19,543
Kesko Oyj, Class A	151	3,607
Kesko Oyj, Class B	425	10,458
Kikkoman Corp.	1,400	12,782
Koninklijke Ahold Delhaize NV	1,371	64,428
Lotus Bakeries NV	1	12,110
Mondelez International, Inc., Class A	13,000	798,720
Mowi ASA	708	15,726
Nestle SA	9,560	969,659
Orkla ASA	1,061	13,086
Performance Food Group Co.†	4,214	381,620
Post Holdings, Inc.†	3,141	329,020
Salmar ASA	126	7,602
Seven & i Holdings Co., Ltd.	3,300	39,417
Tesco PLC	10,017	65,679
Toyo Suisan Kaisha, Ltd.	200	13,794
WH Group, Ltd.*	13,684	16,773
Woolworths Group, Ltd.	1,925	47,678
		3,339,793
Food Service — 0.1%
Compass Group PLC	14,873	420,684
Forest Products & Paper — 0.0%
Holmen AB, Class B	74	2,554
UPM-Kymmene Oyj	831	24,976
		27,530
Gas — 0.0%
Centrica PLC	7,276	21,321
Hong Kong & China Gas Co., Ltd.	16,530	15,274
Naturgy Energy Group SA	228	7,159
Osaka Gas Co., Ltd.	600	21,818
Snam SpA	3,381	26,699
		92,271
Hand/Machine Tools — 0.0%
Fuji Electric Co., Ltd.	200	16,910
Makita Corp.	300	11,266
NIDEC Corp.†	1,600	24,606
Schindler Holding AG	33	11,080
Schindler Holding AG (Participation Certificate)	65	22,773
Techtronic Industries Co., Ltd.	2,500	36,408
		123,043
Healthcare-Products — 1.1%
Alcon AG	775	58,063
Boston Scientific Corp.†	7,646	440,486
Cochlear, Ltd.	98	6,710
Coloplast A/S, Class B	228	14,131
Edwards Lifesciences Corp.†	8,786	733,631
EssilorLuxottica SA	462	98,519
Fisher & Paykel Healthcare Corp., Ltd.	868	18,818
FUJIFILM Holdings Corp.	1,900	35,202
Intuitive Surgical, Inc.†	500	228,805
Koninklijke Philips NV	1,250	32,975
Lifco AB, Class B	357	11,188
Medtronic PLC	11,017	892,047
Natera, Inc.†	1,213	250,072

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Olympus Corp.	1,800	$17,775
Sartorius Stedim Biotech	40	7,409
Siemens Healthineers AG*	473	19,384
Smith & Nephew PLC	1,376	21,264
Sonova Holding AG	76	16,637
Straumann Holding AG	170	18,428
Stryker Corp.	4,509	1,420,921
Sysmex Corp.	800	7,042
Terumo Corp.	2,500	32,022
Thermo Fisher Scientific, Inc.	444	212,658
		4,594,187
Healthcare-Services — 0.7%
BioMerieux	69	5,818
Cigna Group	1,736	504,447
Fresenius SE & Co. KGaA	726	35,192
HCA Healthcare, Inc.	381	165,525
Humana, Inc.	1,052	248,735
IQVIA Holdings, Inc.†	2,349	372,011
Labcorp Holdings, Inc.	1,595	409,596
Lonza Group AG	111	68,190
Sonic Healthcare, Ltd.	731	10,490
UnitedHealth Group, Inc.	2,533	938,426
Wuxi Biologics Cayman, Inc.*†	5,500	23,157
		2,781,587
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	300	20,405
Home Builders — 0.0%
Barratt Redrow PLC	2,228	7,665
Daiwa House Industry Co., Ltd.	1,000	30,657
Sekisui Chemical Co., Ltd.	500	7,591
Sekisui House, Ltd.	1,400	30,494
		76,407
Home Furnishings — 0.3%
Midea Group Co., Ltd.	22,800	262,523
Panasonic Holdings Corp.	3,600	74,312
Somnigroup International, Inc.	1,210	91,790
Sony Group Corp.	49,100	981,702
		1,410,327
Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	175	12,059
Henkel AG & Co. KGaA (Preference Shares)	268	19,518
Reckitt Benckiser Group PLC	1,020	64,892
		96,469
Insurance — 2.2%
Admiral Group PLC	363	16,683
Ageas SA	267	20,899
AIA Group, Ltd.	51,200	563,910
Allianz SE	600	274,314
Aon PLC, Class A	1,311	408,573
Arch Capital Group, Ltd.†	1,692	159,826
Arthur J. Gallagher & Co.	4,426	913,526
Aviva PLC	4,778	40,781
AXA SA	2,636	126,977
Berkshire Hathaway, Inc., Class B†	2,457	1,163,635
Chubb, Ltd.	810	264,870
Dai-ichi Life Holdings, Inc.	5,700	52,711
Generali	1,380	61,793
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Gjensidige Forsikring ASA	296	$8,304
Hannover Rueck SE	107	32,341
Insurance Australia Group, Ltd.	3,763	20,220
Japan Post Holdings Co., Ltd.	2,600	30,399
Japan Post Insurance Co., Ltd.	700	6,865
Kinsale Capital Group, Inc.	557	180,251
Legal & General Group PLC	8,857	30,314
Loews Corp.	4,118	463,728
M&G PLC	3,313	13,751
Marsh & McLennan Cos., Inc.	1,296	217,352
Medibank Private, Ltd.	4,341	14,684
MGIC Investment Corp.	10,302	272,797
MS&AD Insurance Group Holdings, Inc.	2,200	57,031
Muenchener Rueckversicherungs-Gesellschaft AG	2,605	1,561,172
NN Group NV	423	37,053
Powszechny Zaklad Ubezpieczen SA	671	11,793
Progressive Corp.	3,437	691,799
Prudential PLC	4,008	60,049
QBE Insurance Group, Ltd.	2,380	38,394
Sampo Oyj, Class A	3,916	40,683
Sompo Holdings, Inc.	1,500	55,767
Standard Life PLC	1,180	12,234
Storebrand ASA	595	11,496
Suncorp Group, Ltd.	1,702	21,006
Swiss Life Holding AG	45	52,873
Swiss Re AG	462	74,155
T&D Holdings, Inc.	800	19,478
Talanx AG	105	13,682
Tokio Marine Holdings, Inc.	15,100	684,572
Travelers Cos., Inc.	1,238	377,763
Tryg A/S	486	11,663
Zurich Insurance Group AG	223	154,560
		9,346,727
Internet — 6.7%
Alibaba Group Holding, Ltd.	31,800	522,553
Allegro.eu SA*†	985	8,096
Alphabet, Inc., Class A	13,329	5,128,999
Alphabet, Inc., Class C	8,372	3,197,602
Amazon.com, Inc.†	35,514	9,413,341
AppLovin Corp., Class A†	503	224,514
Auto Trader Group PLC*	1,384	9,338
Booking Holdings, Inc.	4,726	795,669
CDW Corp.	1,864	255,200
DoorDash, Inc., Class A†	3,326	560,930
GoDaddy, Inc., Class A†	1,530	132,789
LY Corp.	4,400	11,637
M3, Inc.	600	5,782
MercadoLibre, Inc.†	117	209,738
Meta Platforms, Inc., Class A	8,996	5,504,742
MonotaRO Co., Ltd.	400	4,808
Netflix, Inc.†	6,901	646,003
Palo Alto Networks, Inc.†	1,690	303,051
Prosus NV	1,759	85,029
Rakuten Group, Inc.†	2,200	10,727
Rightmove PLC	1,221	7,227
Robinhood Markets, Inc., Class A†	2,413	175,884
SEEK, Ltd.	512	5,158
Shopify, Inc., Class A†	700	84,791
Spotify Technology SA†	292	130,393
Tencent Holdings, Ltd.	13,900	843,939
Trend Micro, Inc.	200	6,919

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Vend Marketplaces ASA, Class B	313	$8,670
ZOZO, Inc.	400	2,697
		28,296,226
Investment Companies — 0.1%
EXOR NV	137	10,764
Groupe Bruxelles Lambert NV	102	9,566
HAL Trust	64	12,828
Industrivarden AB, Class A	163	8,663
Industrivarden AB, Class C	269	14,155
Investment AB Latour, Class B	227	5,201
Investor AB, Class A	895	35,878
Investor AB, Class B	2,861	116,208
Itausa SA (Preference Shares)	135,261	380,232
L E Lundbergforetagen AB, Class B	118	6,847
Sofina SA	23	5,923
Washington H. Soul Pattinson & Co., Ltd.	400	12,153
		618,418
Iron/Steel — 0.0%
ArcelorMittal SA	664	37,880
BlueScope Steel, Ltd.	691	14,833
Evraz PLC†(1)	1,200	0
Fortescue, Ltd.	2,499	35,842
JFE Holdings, Inc.	900	9,905
Nippon Steel Corp.	8,400	30,803
SSAB AB, Class A	369	3,312
SSAB AB, Class B	920	8,376
		140,951
Leisure Time — 0.1%
Amadeus IT Group SA	685	39,394
Royal Caribbean Cruises, Ltd.	626	165,114
Shimano, Inc.	200	20,964
Yamaha Motor Co., Ltd.	1,600	11,288
		236,760
Lodging — 0.2%
Galaxy Entertainment Group, Ltd.	4,000	17,050
Hilton Worldwide Holdings, Inc.	850	275,459
InterContinental Hotels Group PLC	237	34,302
Marriott International, Inc., Class A	1,772	640,915
Sands China, Ltd.	4,000	8,401
		976,127
Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.	1,400	302,946
Epiroc AB, Class A	981	28,152
Epiroc AB, Class B	614	15,306
Hitachi Construction Machinery Co., Ltd.	200	7,069
Hitachi, Ltd.	7,100	223,271
Komatsu, Ltd.	1,400	59,176
Metso Oyj	1,106	19,284
Mitsubishi Heavy Industries, Ltd.	5,300	157,243
Sandvik AB	1,534	64,348
Siemens Energy AG	1,211	256,865
Weir Group PLC	408	14,865
XCMG Construction Machinery Co., Ltd., Class A	110,700	166,865
		1,315,390
Machinery-Diversified — 0.8%
ANDRITZ AG	101	8,636
Atlas Copco AB, Class A	20,778	401,899
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Atlas Copco AB, Class B	2,460	$41,679
Beijer Ref AB	650	9,163
Daifuku Co., Ltd.	500	21,844
Deere & Co.	1,195	704,895
Dover Corp.	4,113	931,224
FANUC Corp.	1,400	62,108
Hexagon AB, Class B	3,321	35,978
Keyence Corp.	2,100	961,879
Kone Oyj, Class B	557	35,445
Kubota Corp.	1,700	27,939
Middleby Corp.†	1,724	241,981
SMC Corp.	100	49,057
Spirax Group PLC	112	11,035
Wartsila OYJ Abp	763	32,041
Yaskawa Electric Corp.	400	14,251
		3,591,054
Media — 0.6%
Informa PLC	1,910	20,767
Nexstar Media Group, Inc.	1,386	288,482
Pearson PLC	1,042	15,334
Walt Disney Co.	21,902	2,272,333
		2,596,916
Metal Fabricate/Hardware — 0.0%
SKF AB, Class A	24	599
SKF AB, Class B	566	14,134
Tenaris SA	496	15,853
		30,586
Mining — 0.6%
Anglo American PLC	1,682	82,732
Antofagasta PLC	546	26,850
BHP Group, Ltd.	7,616	301,485
Boliden AB	463	24,396
Evolution Mining, Ltd.	3,153	27,405
Fresnillo PLC	262	11,708
Glencore PLC	15,097	116,944
Gold Fields, Ltd. ADR	3,556	151,059
KGHM Polska Miedz SA†	214	17,943
Norsk Hydro ASA	2,021	22,803
Northern Star Resources, Ltd.	2,259	34,523
Rio Tinto PLC	14,612	1,459,851
Rio Tinto, Ltd.	587	70,932
South32, Ltd.	7,139	21,185
Sumitomo Metal Mining Co., Ltd.	400	24,411
Zijin Gold International Co., Ltd.†	700	13,551
Zijin Mining Group Co., Ltd.	72,000	330,765
		2,738,543
Miscellaneous Manufacturing — 0.6%
3M Co.	4,070	596,336
Alfa Laval AB	428	25,590
Fabrinet†	294	200,940
Indutrade AB	420	9,038
ITT, Inc.	1,863	399,315
Orica, Ltd.	769	11,739
Siemens AG	3,705	1,100,438
Smiths Group PLC	496	17,303
Teledyne Technologies, Inc.†	354	228,631
Trelleborg AB, Class B	315	12,890
		2,602,220

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office/Business Equipment — 0.0%
Canon, Inc.	1,400	$36,039
Oil & Gas — 1.6%
Aker BP ASA	482	18,921
Bollore SE	1,042	6,578
BP PLC	24,151	190,631
Canadian Natural Resources, Ltd.	4,912	234,471
Chevron Corp.	2,165	418,516
ConocoPhillips	10,152	1,276,919
ENEOS Holdings, Inc.	4,200	35,556
Eni SpA	3,168	89,529
EOG Resources, Inc.	5,563	781,991
Equinor ASA	1,236	50,612
Exxon Mobil Corp.	3,947	609,141
Galp Energia SGPS SA	654	15,330
Idemitsu Kosan Co., Ltd.	1,300	11,256
Inpex Corp.	1,400	36,513
Neste Oyj	675	23,277
OMV AG	226	15,960
Orlen SA	916	33,665
Repsol SA	1,742	46,612
Santos, Ltd.	4,853	27,920
Shell PLC (LSE)	57,269	2,599,736
TotalEnergies SE	3,090	287,723
Var Energi ASA	1,282	6,554
Woodside Energy Group, Ltd.	2,991	71,597
		6,889,008
Oil & Gas Services — 0.5%
Baker Hughes Co.	23,824	1,659,818
TechnipFMC PLC	4,248	321,021
		1,980,839
Packaging & Containers — 0.2%
Packaging Corp. of America	1,388	296,268
Silgan Holdings, Inc.	5,791	234,825
Smurfit WestRock PLC	6,079	233,373
Stora Enso Oyj, Class R	930	10,411
		774,877
Pharmaceuticals — 2.9%
AbbVie, Inc.	11,604	2,452,157
Astellas Pharma, Inc.	2,800	40,158
AstraZeneca PLC	2,444	464,654
Bayer AG	1,446	64,567
Bristol-Myers Squibb Co.	11,320	685,879
Cencora, Inc.	2,355	725,364
Chugai Pharmaceutical Co., Ltd.	1,000	52,549
Daiichi Sankyo Co., Ltd.	2,900	48,115
Eisai Co., Ltd.	500	15,021
Eli Lilly & Co.	1,690	1,579,474
Galderma Group AG	212	44,466
GSK PLC	6,324	166,184
Henry Schein, Inc.†	3,698	275,834
Johnson & Johnson	7,883	1,811,908
Kyowa Kirin Co., Ltd.	300	4,548
Merck & Co., Inc.	5,430	592,847
Merck KGaA	207	26,765
Neurocrine Biosciences, Inc.†	2,523	332,203
Novartis AG	5,832	866,758
Novo Nordisk A/S, Class B	12,590	530,137
Orion Oyj, Class A	42	3,369
Orion Oyj, Class B	168	13,571
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Otsuka Holdings Co., Ltd.	800	$58,606
Recordati Industria Chimica e Farmaceutica SpA	153	8,918
Roche Holding AG	2,223	910,150
Roche Holding AG (BR)	47	19,755
Sandoz Group AG	653	52,394
Sanofi SA	1,766	164,980
Shionogi & Co., Ltd.	1,200	24,478
Sigma Healthcare, Ltd.	8,769	17,712
Takeda Pharmaceutical Co., Ltd.	2,400	79,827
Teva Pharmaceutical Industries, Ltd.†	1,805	63,583
UCB SA	796	214,841
uniQure NV†	958	19,112
VeraDermics, Inc.†	592	59,200
		12,490,084
Pipelines — 0.2%
APA Group	2,056	15,306
Kinder Morgan, Inc.	5,414	177,958
Williams Cos., Inc.	7,314	558,132
		751,396
Private Equity — 0.2%
3i Group PLC	1,517	52,832
Blackstone, Inc.	6,741	846,535
CapitaLand Investment, Ltd.	3,100	6,804
CVC Capital Partners PLC*	1,346	20,502
EQT AB	1,104	35,611
ICG PLC	458	11,414
Partners Group Holding AG	33	35,879
		1,009,577
Real Estate — 0.2%
Azrieli Group, Ltd.	53	8,540
CBRE Group, Inc., Class A†	2,336	333,417
CK Asset Holdings, Ltd.	3,500	21,981
Daito Trust Construction Co., Ltd.	500	11,242
Fastighets AB Balder, Class B†	1,102	6,576
Henderson Land Development Co., Ltd.	2,000	7,907
Hulic Co., Ltd.	900	10,183
Mitsubishi Estate Co., Ltd.	1,900	54,171
Mitsui Fudosan Co., Ltd.	4,300	47,035
REA Group, Ltd.	81	10,054
Sagax AB, Class B	372	7,432
Sagax AB, Class D	150	564
Sino Land Co., Ltd.	6,000	9,638
Sumitomo Realty & Development Co., Ltd.	1,500	46,759
Sun Hung Kai Properties, Ltd.	2,500	43,848
Swire Pacific, Ltd., Class A	500	5,449
Swire Properties, Ltd.	1,200	3,835
Vonovia SE	1,428	38,443
Wharf Holdings, Ltd.	2,000	6,618
Wharf Real Estate Investment Co., Ltd.	2,000	6,270
		679,962
REITS — 0.9%
American Homes 4 Rent, Class A	7,400	235,616
American Tower Corp.	2,097	383,143
AvalonBay Communities, Inc.	746	136,518
CapitaLand Ascendas REIT	5,872	11,529
CapitaLand Integrated Commercial Trust	9,327	17,331
CBL & Associates Properties, Inc.	5,513	248,195
EastGroup Properties, Inc.	463	93,156
Equinix, Inc.	193	208,986
Goodman Group	3,069	66,393

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
GPT Group	3,017	$10,462
Host Hotels & Resorts, Inc.	4,001	84,541
Japan Real Estate Investment Corp.	9	6,897
Keppel REIT	277	195
Link REIT	4,000	20,108
Mapletree Pan Asia Commercial Trust	3,800	3,862
Mid-America Apartment Communities, Inc.	2,868	370,488
Mirvac Group	6,219	7,638
Nippon Building Fund, Inc.	11	9,247
Prologis, Inc.	3,565	506,301
Public Storage	1,020	308,499
Rayonier, Inc.	7,497	159,011
Regency Centers Corp.	4,523	352,116
SBA Communications Corp.	1,096	242,435
Scentre Group	8,180	22,026
Segro PLC	1,952	18,664
Stockland	3,758	10,992
Ventas, Inc.	3,144	276,232
Vicinity, Ltd.	5,711	10,339
Warehouses De Pauw CVA	264	6,989
		3,827,909
Retail — 3.1%
Associated British Foods PLC	469	11,654
AutoZone, Inc.†	494	1,829,791
Best Buy Co., Inc.	3,390	205,061
BJ's Wholesale Club Holdings, Inc.†	2,774	260,451
Burlington Stores, Inc.†	665	212,807
Carvana Co.†	443	175,339
Casey's General Stores, Inc.	367	301,729
Chipotle Mexican Grill, Inc.†	5,652	192,112
Cie Financiere Richemont SA, Class A	859	163,937
CK Hutchison Holdings, Ltd.	4,000	33,572
Darden Restaurants, Inc.	757	151,824
Fast Retailing Co., Ltd.	300	140,722
H & M Hennes & Mauritz AB, Class B	780	13,983
Industria de Diseno Textil SA	1,745	104,558
Jardine Cycle & Carriage, Ltd.	100	2,562
Kingfisher PLC	2,691	10,577
Lowe's Cos., Inc.	11,250	2,686,388
MatsukiyoCocokara & Co.	600	8,768
McDonald's Corp.	8,624	2,531,920
Moncler SpA	378	22,783
Murphy USA, Inc.	320	188,160
Next PLC	182	32,099
Nitori Holdings Co., Ltd.	600	8,658
Pan Pacific International Holdings Corp.	4,000	22,766
Pandora A/S	134	10,204
TJX Cos., Inc.	2,619	410,528
Tokyo Gas Co., Ltd.	600	25,627
Ulta Beauty, Inc.†	471	253,153
Walmart, Inc.	17,162	2,264,183
Wesfarmers, Ltd.	1,787	94,449
Yum China Holdings, Inc.	8,530	413,279
Yum! Brands, Inc.	2,721	434,408
Zensho Holdings Co., Ltd.	100	5,507
		13,223,559
Semiconductors — 8.4%
Advanced Micro Devices, Inc.†	1,861	659,706
Advantest Corp.	1,100	206,049
Analog Devices, Inc.	935	376,113
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
ASM International NV	68	$66,602
ASML Holding NV	1,694	2,445,461
ASML Holding NV	372	535,304
Broadcom, Inc.	16,021	6,687,646
Disco Corp.	200	96,297
Infineon Technologies AG	9,475	636,764
Kioxia Holdings Corp.†	200	49,753
Lasertec Corp.	100	27,738
Micron Technology, Inc.	3,222	1,666,289
NVIDIA Corp.	71,439	14,257,081
NXP Semiconductors NV	4,284	1,257,740
ON Semiconductor Corp.†	4,086	411,910
Renesas Electronics Corp.	2,300	47,746
Samsung Electronics Co., Ltd.	2,018	306,156
SK Hynix, Inc.	1,100	967,963
STMicroelectronics NV	1,015	55,931
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,397	3,721,776
Teradyne, Inc.	968	332,479
Texas Instruments, Inc.	2,992	840,991
Tokyo Electron, Ltd.	700	207,650
		35,861,145
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	688	23,067
Software — 2.5%
Cadence Design Systems, Inc.†	1,078	355,298
Capcom Co., Ltd.	500	10,540
Cloudflare, Inc., Class A†	521	106,789
Dassault Systemes SE	1,049	23,672
DigitalOcean Holdings, Inc.†	2,009	193,728
Fidelity National Information Services, Inc.	3,350	155,876
Intuit, Inc.	3,015	1,171,328
Konami Group Corp.	100	12,139
Microsoft Corp.	15,986	6,518,771
Nexon Co., Ltd.	700	11,878
Nice, Ltd.†	108	10,977
Oracle Corp.	5,596	903,138
Oracle Corp. Japan	100	5,569
Palantir Technologies, Inc., Class A†	1,701	236,626
Pro Medicus, Ltd.	87	8,569
Sage Group PLC	1,682	20,158
SAP SE	1,621	277,540
ServiceNow, Inc.†	1,528	134,938
Snowflake, Inc.†	1,302	177,684
Square Enix Holdings Co., Ltd.	400	6,295
Take-Two Interactive Software, Inc.†	1,361	290,927
TIS, Inc.	400	8,794
Twilio, Inc., Class A†	1,116	165,235
WiseTech Global, Ltd.	273	8,512
		10,814,981
Telecommunications — 0.7%
AT&T, Inc.	25,609	669,163
BT Group PLC	9,777	28,800
Ciena Corp.†	677	357,172
Cisco Systems, Inc.	2,737	250,436
Deutsche Telekom AG	16,888	546,661
Elisa Oyj	226	10,966
HKT Trust & HKT, Ltd.	5,000	8,115
KDDI Corp.	4,500	74,108
Koninklijke KPN NV	6,120	32,782
Nokia Oyj	7,957	99,946
NTT, Inc.	42,400	41,320

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Orange SA	2,885	$60,280
Singapore Telecommunications, Ltd.	8,500	30,608
Singapore Telecommunications, Ltd. (SGX)	4,500	16,276
SoftBank Corp.	44,400	62,949
SoftBank Group Corp.	5,900	199,855
Swisscom AG	41	34,721
Tele2 AB, Class B	873	17,914
Telecom Italia SpA†	19,557	15,420
Telefonaktiebolaget LM Ericsson, Class A	97	1,146
Telefonaktiebolaget LM Ericsson, Class B	4,074	48,222
Telefonica SA	7,102	32,270
Telekom Austria AG	152	1,725
Telenor ASA	981	16,147
Telia Co. AB	4,009	20,964
Telstra Group, Ltd.	96,824	371,454
TPG Telecom, Ltd.	820	2,474
Vodafone Group PLC	30,592	48,956
		3,100,850
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	1,200	27,864
Nintendo Co., Ltd.	1,800	87,564
		115,428
Transportation — 0.4%
AP Moller-Maersk A/S, Series A	5	11,723
AP Moller-Maersk A/S, Series B	4	9,474
Central Japan Railway Co.	1,600	38,418
Deutsche Post AG	1,479	87,357
DSV A/S	303	74,123
East Japan Railway Co.	1,800	39,010
FedEx Corp.	963	388,388
Hankyu Hanshin Holdings, Inc.	400	11,560
JB Hunt Transport Services, Inc.	1,293	325,228
Kawasaki Kisen Kaisha, Ltd.	500	8,209
Kuehne & Nagel International AG	73	17,142
Mitsui OSK Lines, Ltd.	500	18,832
MTR Corp., Ltd.	3,000	12,849
Nippon Yusen KK	600	21,797
Poste Italiane SpA*	722	19,170
Tokyu Corp.	800	8,520
Union Pacific Corp.	1,567	422,275
West Japan Railway Co.	600	10,873
		1,524,948
Water — 0.0%
Severn Trent PLC	417	18,584
United Utilities Group PLC	1,075	21,354
Veolia Environnement SA	1,000	42,300
		82,238
Total Common Stocks (cost $208,090,333)		247,309,235
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)† (cost $4,110)	9,501	8,765
CORPORATE BONDS & NOTES — 16.6%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031*	$80,000	83,169
Security Description	Shares or Principal Amount	Value

Advertising (continued)
Lamar Media Corp.
4.88%, 01/15/2029	$145,000	$143,969
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	90,000	94,129
		321,267
Aerospace/Defense — 0.4%
Boeing Co.
3.95%, 08/01/2059	565,000	392,435
Honeywell Aerospace, Inc.
4.60%, 03/16/2033*	195,000	192,531
4.95%, 03/16/2036*	90,000	88,978
5.73%, 03/16/2056*	95,000	93,437
L3Harris Technologies, Inc.
4.40%, 06/15/2028	80,000	80,022
4.40%, 06/15/2028	265,000	265,073
RTX Corp.
4.13%, 11/16/2028	765,000	761,991
		1,874,467
Agriculture — 0.6%
Altria Group, Inc.
2.45%, 02/04/2032	645,000	567,743
BAT Capital Corp.
3.22%, 09/06/2026	100,000	99,697
4.63%, 03/22/2033	240,000	235,188
5.83%, 02/20/2031	482,000	504,264
7.08%, 08/02/2043	15,000	16,569
Bunge, Ltd. Finance Corp.
4.80%, 03/19/2033	180,000	178,887
5.15%, 03/19/2036	155,000	153,973
Japan Tobacco, Inc.
5.85%, 06/15/2035*	150,000	157,471
Philip Morris International, Inc.
3.88%, 08/21/2042	180,000	145,491
4.63%, 10/29/2035	180,000	173,670
5.38%, 02/15/2033	175,000	179,987
		2,412,940
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	150,000	150,102
Auto Manufacturers — 0.4%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	19,964
5.88%, 06/01/2029*	110,000	111,031
Ford Motor Co.
3.25%, 02/12/2032	45,000	39,487
Ford Motor Credit Co. LLC
5.11%, 05/03/2029	400,000	397,533
6.53%, 03/19/2032	200,000	206,981
General Motors Co.
5.95%, 04/01/2049	80,000	75,498
General Motors Financial Co., Inc.
5.95%, 04/04/2034	235,000	243,214
Toyota Motor Credit Corp.
4.05%, 09/05/2028	47,000	46,880
Volkswagen Group of America Finance LLC
4.95%, 08/15/2029*	360,000	361,156
		1,501,744

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	$200,000	$203,480
Clarios Global LP/Clarios US Finance Co.
6.75%, 02/15/2030*	50,000	51,660
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	100,000	91,131
		346,271
Banks — 5.8%
ABN AMRO Bank NV
1.54%, 06/16/2027*	400,000	398,500
Banco Santander SA
4.55%, 11/06/2030	200,000	197,297
Bank of America Corp.
1.73%, 07/22/2027	865,000	859,868
2.55%, 02/04/2028	260,000	256,377
2.59%, 04/29/2031	160,000	147,991
4.46%, 02/06/2032	320,000	315,563
4.57%, 04/27/2033	520,000	511,726
4.70%, 04/23/2032	235,000	234,038
5.05%, 02/06/2037	85,000	83,685
5.20%, 04/25/2029	30,000	30,401
5.82%, 09/15/2029	725,000	745,991
Barclays PLC
5.67%, 03/12/2028	250,000	252,306
BPCE SA
4.76%, 01/13/2032*	250,000	247,236
6.71%, 10/19/2029*	610,000	638,295
CaixaBank SA
6.84%, 09/13/2034*	335,000	366,094
Citigroup, Inc.
3.52%, 10/27/2028	410,000	404,379
4.50%, 09/11/2031	179,000	176,996
4.54%, 09/19/2030	615,000	612,698
4.95%, 05/07/2031	310,000	312,147
5.17%, 02/13/2030	655,000	664,983
5.17%, 09/11/2036	90,000	89,160
Credit Agricole SA
4.63%, 09/11/2028*	255,000	255,120
Deutsche Bank AG
4.47%, 12/10/2031	150,000	147,620
4.73%, 02/06/2032	150,000	147,567
6.82%, 11/20/2029	150,000	157,418
Deutsche Bank AG/New York NY
4.95%, 08/04/2031	450,000	448,589
Fifth Third Bancorp
4.57%, 04/29/2032	155,000	152,665
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	505,000	499,806
1.95%, 10/21/2027	100,000	98,843
3.62%, 03/15/2028	140,000	139,017
4.37%, 10/21/2031	685,000	671,983
4.69%, 10/23/2030	460,000	459,991
4.94%, 04/23/2028	285,000	286,340
5.07%, 01/21/2037	40,000	39,105
5.22%, 04/23/2031	625,000	635,171
5.33%, 07/23/2035	260,000	260,974
5.39%, 02/02/2041	220,000	214,139
HSBC Holdings PLC
2.01%, 09/22/2028	200,000	193,213
4.62%, 11/06/2031	200,000	198,131
4.68%, 03/10/2032	215,000	212,534
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.24%, 05/13/2031	$785,000	$796,808
5.29%, 11/19/2030	200,000	203,655
M&T Bank Corp.
5.39%, 01/16/2036	186,000	185,333
6.08%, 03/13/2032	53,000	55,544
Mitsubishi UFJ Financial Group, Inc.
4.53%, 09/12/2031	285,000	281,942
4.85%, 04/21/2032	200,000	199,659
Morgan Stanley
2.48%, 09/16/2036	50,000	43,283
4.36%, 10/22/2031	213,000	209,204
4.49%, 01/16/2032	165,000	162,354
4.65%, 10/18/2030	490,000	489,167
4.71%, 03/12/2032	720,000	714,445
5.04%, 07/19/2030	190,000	192,158
5.07%, 01/30/2037	325,000	317,990
5.17%, 01/16/2030	220,000	222,924
5.23%, 01/15/2031	170,000	172,818
5.32%, 07/19/2035	70,000	70,558
5.42%, 07/21/2034	56,000	57,074
5.45%, 07/20/2029	335,000	341,156
Morgan Stanley Bank NA
4.45%, 10/15/2027	250,000	250,128
5.50%, 05/26/2028	250,000	252,798
Morgan Stanley Private Bank NA
4.47%, 11/19/2031	290,000	286,152
4.73%, 07/18/2031	300,000	299,574
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	130,000	129,815
5.68%, 01/22/2035	45,000	46,384
6.88%, 10/20/2034	120,000	132,719
Santander UK Group Holdings PLC
2.47%, 01/11/2028	250,000	246,417
6.53%, 01/10/2029	410,000	422,879
Societe Generale SA
1.79%, 06/09/2027*	400,000	398,823
2.80%, 01/19/2028*	400,000	394,811
5.40%, 04/10/2037*	200,000	195,319
6.10%, 04/13/2033*	200,000	208,162
Standard Chartered PLC
6.75%, 02/08/2028*	200,000	203,331
UBS Group AG
5.43%, 02/08/2030*	215,000	219,430
US Bancorp
5.05%, 02/12/2031	395,000	400,957
5.38%, 01/23/2030	110,000	112,487
5.68%, 01/23/2035	65,000	67,173
6.79%, 10/26/2027	250,000	252,897
Wells Fargo & Co.
4.96%, 01/23/2037	299,000	291,305
4.97%, 04/23/2029	530,000	534,813
5.15%, 04/23/2031	138,000	140,376
5.21%, 12/03/2035	454,000	453,305
5.24%, 01/24/2031	270,000	275,240
5.56%, 07/25/2034	294,000	302,059
5.57%, 07/25/2029	500,000	511,014
		24,508,397
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	179,000	174,892

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages (continued)
Maple Parent Holdings Corp.
5.70%, 03/26/2036*	$210,000	$210,262
6.63%, 03/26/2056*	37,000	37,461
		422,615
Biotechnology — 0.3%
Amgen, Inc.
4.85%, 02/19/2036	103,000	100,777
5.25%, 03/02/2033	435,000	445,154
Biogen, Inc.
2.25%, 05/01/2030	880,000	804,997
		1,350,928
Building Materials — 0.2%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	135,000	125,231
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	145,000	148,448
Griffon Corp.
5.75%, 03/01/2028	75,000	74,818
Knife River Corp.
7.75%, 05/01/2031*	105,000	109,025
Masterbrand, Inc.
7.00%, 07/15/2032*	130,000	129,294
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	75,000	76,183
Standard Industries, Inc.
4.75%, 01/15/2028*	158,000	157,091
		820,090
Chemicals — 0.1%
Celanese US Holdings LLC
7.00%, 02/15/2031	90,000	93,645
Chemours Co.
5.75%, 11/15/2028*	61,000	60,865
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026*	65,000	64,641
Element Solutions, Inc.
3.88%, 09/01/2028*	100,000	97,494
OCP SA
6.70%, 03/01/2036*	200,000	208,393
		525,038
Commercial Services — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	55,000	53,441
Block, Inc.
3.50%, 06/01/2031	55,000	49,947
Brink's Co.
6.75%, 06/15/2032*	130,000	133,370
Element Fleet Management Corp.
5.64%, 03/13/2027*	250,000	252,459
Ford Foundation
2.82%, 06/01/2070	65,000	36,020
Global Payments, Inc.
4.88%, 11/15/2030	580,000	570,041
5.55%, 11/15/2035	130,000	125,380
Service Corp. International
5.13%, 06/01/2029	40,000	39,920
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	40,000	39,921
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
United Rentals North America, Inc.
4.88%, 01/15/2028	$100,000	$99,823
Wand NewCo 3, Inc.
7.63%, 01/30/2032*	60,000	62,462
		1,462,784
Computers — 0.2%
Leidos, Inc.
2.30%, 02/15/2031	40,000	35,605
5.40%, 03/15/2032	430,000	438,395
NCR Voyix Corp.
5.00%, 10/01/2028*	150,000	146,887
Seagate Data Storage Technology Pte, Ltd.
9.63%, 12/01/2032*	75,000	83,409
		704,296
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	125,000	124,744
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	184,000	177,299
American Express Co.
4.92%, 07/20/2033	50,000	50,118
5.09%, 01/30/2031	170,000	173,009
5.67%, 04/25/2036	50,000	51,789
Avolon Holdings Funding, Ltd.
5.15%, 01/15/2030*	50,000	50,265
5.75%, 11/15/2029*	560,000	573,731
OneMain Finance Corp.
6.63%, 01/15/2028	110,000	111,559
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	135,000	129,569
Stellantis Financial Services US Corp.
5.40%, 09/15/2030*	280,000	276,647
		1,593,986
Electric — 1.4%
Ameren Corp.
3.50%, 01/15/2031	140,000	132,880
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	52,759
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	9,812
Constellation Energy Generation LLC
5.60%, 06/15/2042	10,000	9,835
6.25%, 10/01/2039	140,000	147,696
Dominion Energy, Inc.
6.00%, 02/15/2056	40,000	40,021
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	341,031
Edison International
5.45%, 06/15/2029	111,000	111,748
Emera US Finance LP
2.64%, 06/15/2031	510,000	454,215
Enel Finance International NV
4.38%, 09/30/2030*	450,000	442,640
5.00%, 09/30/2035*	200,000	194,658
Entergy Louisiana LLC
4.95%, 01/15/2045	120,000	109,076
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	20,723

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
FirstEnergy Transmission LLC
2.87%, 09/15/2028*	$185,000	$177,911
Fortis, Inc.
3.06%, 10/04/2026	150,000	149,007
Generadora de Gatun SA
6.87%, 09/30/2044*	202,000	202,000
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	131,084
5.65%, 05/09/2034*	490,000	503,801
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	36,838
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	290,000	291,271
6.38%, 08/15/2055	35,000	35,719
NRG Energy, Inc.
3.63%, 02/15/2031*	150,000	139,340
4.73%, 10/15/2030*	60,000	59,357
5.41%, 10/15/2035*	42,000	41,194
Ohio Power Co.
2.90%, 10/01/2051	65,000	38,959
Pacific Gas & Electric Co.
4.00%, 12/01/2046	135,000	99,401
4.60%, 06/15/2043	72,000	59,312
5.80%, 05/15/2034	315,000	323,041
Public Service Co. of Oklahoma
2.20%, 08/15/2031	395,000	347,333
Puget Sound Energy, Inc.
5.69%, 06/15/2054	35,000	34,287
Southern California Edison Co.
3.60%, 02/01/2045	156,000	110,189
4.13%, 03/01/2048	70,000	52,263
5.45%, 03/01/2035	181,000	180,708
Union Electric Co.
5.25%, 01/15/2054	120,000	109,969
Vistra Operations Co. LLC
3.70%, 01/30/2027*	65,000	64,605
4.30%, 10/15/2028*	382,000	377,561
4.60%, 10/15/2030*	22,000	21,595
5.35%, 01/31/2036*	100,000	97,662
5.70%, 12/30/2034*	55,000	55,530
6.00%, 04/15/2034*	85,000	87,708
7.75%, 10/15/2031*	50,000	52,436
		5,947,175
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	60,000	59,182
WESCO Distribution, Inc.
6.63%, 03/15/2032*	115,000	119,102
		178,284
Electronics — 0.0%
Coherent Corp.
5.00%, 12/15/2029*	50,000	49,459
Imola Merger Corp.
4.75%, 05/15/2029*	60,000	58,960
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	77,565
		185,984
Engineering & Construction — 0.0%
Dycom Industries, Inc.
4.50%, 04/15/2029*	80,000	78,140
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	$40,000	$39,109
		117,249
Entertainment — 0.1%
Boyne USA, Inc.
4.75%, 05/15/2029*	140,000	136,860
Caesars Entertainment, Inc.
6.50%, 02/15/2032*	50,000	48,583
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	139,581
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.63%, 05/01/2032*	60,000	61,067
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	125,000	124,171
		510,262
Environmental Control — 0.1%
GFL Environmental, Inc.
4.00%, 08/01/2028*	90,000	87,957
Madison IAQ LLC
4.13%, 06/30/2028*	160,000	157,770
		245,727
Food — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.88%, 02/15/2030*	70,000	68,521
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/2032	270,000	240,552
5.95%, 04/20/2035	29,000	30,023
6.50%, 12/01/2052	125,000	125,364
6.75%, 03/15/2034	5,000	5,434
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	100,000	95,803
Mars, Inc.
4.80%, 03/01/2030*	215,000	217,178
5.20%, 03/01/2035*	120,000	121,071
5.65%, 05/01/2045*	27,000	26,567
5.70%, 05/01/2055*	115,000	111,899
Post Holdings, Inc.
6.25%, 02/15/2032*	130,000	132,482
		1,174,894
Gas — 0.1%
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	50,705
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	170,000	108,720
4.40%, 06/01/2043	130,000	108,989
		268,414
Healthcare-Products — 0.2%
Abbott Laboratories
4.65%, 03/15/2036	179,000	173,827
Medline Borrower LP
3.88%, 04/01/2029*	115,000	111,730
5.25%, 10/01/2029*	145,000	144,306
Solventum Corp.
5.60%, 03/23/2034	305,000	311,801

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
Zimmer Biomet Holdings, Inc.
5.50%, 02/19/2035	$17,000	$17,327
		758,991
Healthcare-Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028*	50,000	49,747
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	109,971
DaVita, Inc.
3.75%, 02/15/2031*	60,000	55,661
Encompass Health Corp.
4.63%, 04/01/2031	50,000	48,628
HCA, Inc.
3.50%, 09/01/2030	685,000	651,306
4.60%, 11/15/2032	367,000	357,913
5.20%, 06/01/2028	335,000	339,541
5.25%, 06/15/2049	30,000	26,522
5.50%, 06/15/2047	85,000	77,999
IQVIA, Inc.
6.25%, 06/01/2032*	55,000	56,012
Molina Healthcare, Inc.
3.88%, 11/15/2030*	50,000	46,334
Tenet Healthcare Corp.
5.13%, 11/01/2027	50,000	49,955
6.75%, 05/15/2031	200,000	205,513
UnitedHealth Group, Inc.
3.50%, 08/15/2039	300,000	245,384
		2,320,486
Home Furnishings — 0.0%
Somnigroup International, Inc.
4.00%, 04/15/2029*	100,000	96,737
Household Products/Wares — 0.0%
ACCO Brands Corp.
4.25%, 03/15/2029*	30,000	26,789
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	144,397
		171,186
Housewares — 0.1%
Newell Brands, Inc.
6.63%, 09/15/2029	145,000	144,901
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	160,000	156,809
		301,710
Insurance — 0.0%
MetLife, Inc.
5.85%, 03/15/2056	18,000	17,756
Internet — 0.4%
Amazon.com, Inc.
4.05%, 08/22/2047	270,000	214,303
4.88%, 03/13/2036	90,000	88,680
5.80%, 03/13/2056	70,000	68,897
Beignet Investor LLC
6.58%, 05/30/2049*	59,000	60,932
Meta Platforms, Inc.
4.45%, 08/15/2052	20,000	15,535
4.60%, 11/15/2032	32,000	31,615
4.88%, 11/15/2035	54,000	52,629
5.25%, 05/15/2036	85,000	84,762
Security Description	Shares or Principal Amount	Value

Internet (continued)
5.40%, 08/15/2054	$145,000	$128,874
5.50%, 11/15/2045	50,000	46,456
5.63%, 11/15/2055	65,000	59,684
6.30%, 05/15/2056	115,000	114,842
Uber Technologies, Inc.
4.30%, 01/15/2030	560,000	555,560
		1,522,769
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	85,000	81,925
Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/2028*	120,000	117,164
6.13%, 02/15/2033*	60,000	60,880
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	100,000	101,533
Viking Cruises, Ltd.
5.88%, 10/15/2033*	65,000	65,165
		344,742
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033*	95,000	96,195
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	169,585
MGM Resorts International
5.50%, 04/15/2027	115,000	115,162
		380,942
Machinery-Diversified — 0.1%
Chart Industries, Inc.
7.50%, 01/01/2030*	135,000	140,148
Esab Corp.
6.25%, 04/15/2029*	100,000	101,321
		241,469
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	250,000	233,191
4.75%, 02/01/2032*	70,000	62,680
5.00%, 02/01/2028*	50,000	49,413
5.13%, 05/01/2027*	46,000	45,949
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	465,000	434,580
2.80%, 04/01/2031	380,000	340,293
3.50%, 06/01/2041	21,000	14,567
5.38%, 05/01/2047	40,000	31,974
Comcast Corp.
2.94%, 11/01/2056	228,000	125,518
DISH DBS Corp.
7.75%, 07/01/2026	40,000	39,851
DISH Network Corp.
11.75%, 11/15/2027*	15,000	15,485
Gray Media, Inc.
7.25%, 08/15/2033*	40,000	40,730
iHeartCommunications, Inc.
7.75%, 08/15/2030*	120,150	115,644
9.13%, 05/01/2029*	71,250	71,383
News Corp.
3.88%, 05/15/2029*	120,000	116,077

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Nexstar Media, Inc.
6.50%, 09/15/2033*	$130,000	$131,000
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	15,000	14,213
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	242,777
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	48,821
5.50%, 09/01/2041	370,000	319,065
Univision Communications, Inc.
7.38%, 06/30/2030*	120,000	119,886
		2,613,097
Mining — 0.2%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	183,272
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	223,668
5.51%, 04/01/2036*	230,000	231,617
6.38%, 10/06/2030*	342,000	362,538
		1,001,095
Miscellaneous Manufacturing — 0.0%
Axon Enterprise, Inc.
6.25%, 03/15/2033*	50,000	51,308
Oil & Gas — 0.4%
BP Capital Markets PLC
4.88%, 03/22/2030(2)	58,000	57,504
ConocoPhillips Co.
5.55%, 03/15/2054	85,000	81,610
EQT Corp.
4.50%, 01/15/2029	598,000	593,656
Permian Resources Operating LLC
5.88%, 07/01/2029*	115,000	115,093
Petroleos Mexicanos
6.70%, 02/16/2032	170,000	170,554
7.69%, 01/23/2050	200,000	182,912
Pioneer Natural Resources Co.
2.15%, 01/15/2031	295,000	266,390
SM Energy Co.
8.63%, 11/01/2030*	135,000	142,800
		1,610,519
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.05%, 11/21/2039	470,000	411,657
5.05%, 03/15/2034	20,000	20,277
Cencora, Inc.
4.90%, 02/13/2036	54,000	52,686
CVS Pass-Through Trust
7.51%, 01/10/2032*	33,235	34,960
Merck & Co., Inc.
5.55%, 12/04/2055	252,000	242,832
		762,412
Pipelines — 1.0%
Buckeye Partners LP
3.95%, 12/01/2026	160,000	158,814
Cheniere Energy Partners LP
3.25%, 01/31/2032	270,000	247,117
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	45,000	47,034
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
6.04%, 11/15/2033*	$550,000	$580,981
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	137,074
Energy Transfer LP
5.15%, 02/01/2043	55,000	49,052
5.30%, 04/01/2044	140,000	126,141
5.60%, 09/01/2034	510,000	520,420
Hess Midstream Operations LP
5.50%, 10/15/2030*	75,000	75,035
Kinetik Holdings LP
5.88%, 06/15/2030*	115,000	115,389
MPLX LP
5.50%, 06/01/2034	755,000	764,230
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	46,690
NuStar Logistics LP
5.63%, 04/28/2027	70,000	70,250
ONEOK, Inc.
5.63%, 01/15/2028*	90,000	91,096
6.50%, 09/01/2030*	693,000	731,978
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	250,000	250,612
TransCanada PipeLines, Ltd.
6.13%, 10/17/2056	17,000	17,074
6.38%, 10/17/2056	19,000	19,146
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	70,000	67,057
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034*	60,000	62,850
		4,178,040
REITS — 0.3%
American Tower Corp.
2.10%, 06/15/2030	385,000	348,425
Iron Mountain, Inc.
5.25%, 07/15/2030*	130,000	128,655
NNN REIT, Inc.
3.50%, 04/15/2051	55,000	37,927
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	125,000	128,264
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/2027*	250,000	248,536
UDR, Inc.
2.10%, 06/15/2033	305,000	252,016
Ventas Realty LP
3.00%, 01/15/2030	295,000	278,616
VICI Properties LP/VICI Note Co., Inc.
5.75%, 02/01/2027*	40,000	40,201
		1,462,640
Retail — 0.1%
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	100,000	99,015
Bath & Body Works, Inc.
6.88%, 11/01/2035	95,000	93,714
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	111,966
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	124,409
Sonic Automotive, Inc.
4.63%, 11/15/2029*	20,000	19,565
		448,669

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors — 0.3%
Amkor Technology, Inc.
5.88%, 10/01/2033*	$25,000	$25,136
Broadcom, Inc.
3.14%, 11/15/2035*	450,000	383,547
3.47%, 04/15/2034	210,000	189,523
4.55%, 02/15/2032	40,000	39,752
5.20%, 07/15/2035	29,000	29,250
Entegris, Inc.
3.63%, 05/01/2029*	160,000	152,604
Marvell Technology, Inc.
2.95%, 04/15/2031	360,000	331,867
5.45%, 07/15/2035	44,000	45,001
ON Semiconductor Corp.
3.88%, 09/01/2028*	60,000	58,493
		1,255,173
Software — 0.2%
Elastic NV
4.13%, 07/15/2029*	115,000	109,156
Oracle Corp.
3.60%, 04/01/2040	115,000	82,926
3.95%, 03/25/2051	30,000	18,857
4.00%, 07/15/2046	15,000	10,012
5.20%, 09/26/2035	200,000	186,355
5.38%, 09/27/2054	223,000	171,654
5.70%, 02/04/2036	5,000	4,802
6.55%, 02/04/2046	86,000	79,980
6.70%, 02/04/2056	170,000	156,672
6.85%, 02/04/2066	95,000	87,285
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	59,947
Take-Two Interactive Software, Inc.
5.40%, 06/12/2029	8,000	8,161
		975,807
Telecommunications — 0.7%
APLD ComputeCo. 2 LLC
6.75%, 03/15/2031*	20,000	19,801
AT&T, Inc.
2.75%, 06/01/2031	300,000	273,863
3.55%, 09/15/2055	283,000	182,229
4.55%, 11/01/2032	105,000	102,964
5.13%, 04/30/2036	170,000	167,212
6.20%, 10/30/2056	165,000	163,451
Crown Castle Towers LLC
4.24%, 07/15/2048*	250,000	248,290
GCI LLC
4.75%, 10/15/2028*	35,000	34,244
Level 3 Financing, Inc.
6.88%, 06/30/2033*	40,000	41,281
Meridian Arc Holdco LLC
6.25%, 04/30/2031*	135,000	134,969
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031*	190,000	188,338
RD Michigan Property Owner I LLC
7.50%, 03/30/2045*	114,000	113,977
Rogers Communications, Inc.
3.80%, 03/15/2032	125,000	116,801
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	89,245
T-Mobile USA, Inc.
3.38%, 04/15/2029	830,000	805,552
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
5.13%, 05/15/2032	$358,000	$362,285
WULF Compute LLC
7.75%, 10/15/2030*	90,000	94,590
		3,139,092
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	75,000	74,617
Water — 0.0%
American Water Capital Corp.
5.45%, 03/01/2054	139,000	131,409
Total Corporate Bonds & Notes (cost $71,376,218)		70,690,249
ASSET BACKED SECURITIES — 6.0%
Auto Loan Receivables — 2.0%
American Credit Acceptance Receivables Trust
Series 2024-4, Class D 5.34%, 08/12/2031*	123,000	123,711
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A3 5.43%, 01/18/2029	178,911	179,924
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A 5.23%, 12/20/2030*	232,000	235,987
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C 4.44%, 11/17/2031	87,000	86,237
Series 2025-4, Class C 4.80%, 08/15/2031	81,000	81,120
Series 2026-2, Class C 4.88%, 02/17/2032	78,000	77,879
Series 2025-1, Class C 5.15%, 12/17/2029	410,000	412,848
Series 2024-3, Class C 5.70%, 07/16/2029	438,000	441,893
Series 2024-1, Class D 6.03%, 11/15/2029	300,000	304,736
Consumer Portfolio Services Auto Trust
Series 2025-B, Class C 5.12%, 07/15/2031*	220,000	221,346
Credit Acceptance Auto Loan Trust
Series 2026-1A, Class B 4.96%, 06/16/2036*	138,000	137,794
Series 2025-2A, Class C 5.38%, 03/17/2036*	69,000	69,310
Series 2024-3A, Class C 5.39%, 01/16/2035*	404,000	406,519
Series 2025-1A, Class C 5.71%, 07/16/2035*	543,000	548,317
Series 2024-2A, Class C 6.70%, 10/16/2034*	245,000	252,539
Series 2024-1A, Class C 6.71%, 07/17/2034*	632,000	643,250
Drive Auto Receivables Trust
Series 2025-1, Class C 4.99%, 09/15/2032	145,000	146,022
Series 2024-1, Class C 5.43%, 11/17/2031	280,000	283,649
Enterprise Fleet Financing LLC
Series 2024-2, Class A3 5.61%, 04/20/2028*	134,000	135,328

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Exeter Automobile Receivables Trust
Series 2025-4A, Class D 5.23%, 01/15/2032	$200,000	$199,874
Series 2023-3A, Class D 6.68%, 04/16/2029	200,000	203,362
First Investors Auto Owner Trust
Series 2023-1A, Class C 6.81%, 12/17/2029*	470,000	480,803
GLS Auto Select Receivables Trust
Series 2023-2A, Class C 7.31%, 01/15/2030*	450,000	466,322
GM Financial Automobile Leasing Trust
Series 2024-2, Class A3 5.39%, 07/20/2027	61,075	61,222
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3 5.37%, 03/15/2029	228,963	231,053
Merchants Fleet Funding LLC
Series 2024-1A, Class A 5.82%, 04/20/2037*	201,247	202,040
Santander Drive Auto Receivables Trust
Series 2026-1, Class C 4.26%, 04/15/2032	209,000	206,047
Series 2025-3, Class C 4.68%, 09/15/2031	135,000	135,005
Series 2025-1, Class C 5.04%, 03/17/2031	446,000	449,109
Series 2024-3, Class C 5.64%, 08/15/2030	488,000	495,367
SBNA Auto Lease Trust
Series 2024-B, Class A3 5.56%, 11/22/2027*	82,541	82,714
Veros Auto Receivables Trust
Series 2024-1, Class B 6.60%, 06/15/2028*	160,000	161,053
Westlake Automobile Receivables Trust
Series 2024-1A, Class C 5.65%, 02/15/2029*	130,000	131,034
Wheels Fleet Lease Funding LLC
Series 2026-1A, Class A3 4.39%, 04/18/2039*	260,000	259,360
		8,552,774
Credit Card Receivables — 0.0%
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	258,000	258,233
Home Equity — 0.5%
COOPR Residential Mtg. Trust
Series 2025-CES3, Class A1A 4.84%, 09/25/2060*	229,558	227,806
GS Mtg.-Backed Securities Trust
Series 2026-CES2, Class A1A 5.23%, 06/25/2056*	125,000	124,690
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(3)	470,633	473,342
GSAMP Trust FRS
Series 2006-FM1, Class A2C 4.09%, (TSFR1M+0.43%), 04/25/2036	123,306	80,441
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 4.62%, (TSFR1M+0.97%), 11/25/2034	$10,353	$11,080
RCKT Mtg. Trust
Series 2026-CES2, Class A1A 4.76%, 02/25/2056*	286,765	284,008
Series 2025-CES9, Class A1A 4.80%, 09/25/2055*	256,828	255,112
Series 2025-CES11, Class A1A 4.97%, 11/25/2055*	193,736	192,840
Series 2025-CES12, Class A1A 5.03%, 11/25/2055*	259,306	258,558
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 4.51%, (TSFR1M+0.85%), 08/25/2035	96,552	87,553
		1,995,430
Other Asset Backed Securities — 3.5%
AMSR Trust
Series 2026-SFR1, Class A 3.78%, 04/17/2031	230,000	217,344
Series 2024-SFR1, Class C 4.29%, 07/17/2041*	199,000	192,484
Bridge Trust
Series 2025-SFR1, Class B 4.20%, 09/17/2042*	269,583	255,304
Business Jet Securities LLC
Series 2024-2, Class A 5.36%, 09/15/2039*	522,056	520,935
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	92,216	75,097
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	16,627	15,324
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	11,772	11,442
Crossroads Asset Trust
Series 2025-A, Class A2 4.91%, 02/20/2032*	129,998	130,589
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	805,438	801,357
Foundation Finance Trust
Series 2025-3A, Class A 4.56%, 08/15/2052*	211,403	209,309
Series 2024-2A, Class A 4.60%, 03/15/2050*	272,103	270,459
Series 2025-1A, Class A 4.95%, 04/15/2050*	227,655	227,539
Granite Park Equipment Leasing
Series 2023-1A, Class A3 6.46%, 09/20/2032*	5,758	5,761
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A4 4.58%, 01/15/2032*	142,000	142,874
GreenSky Home Improvement Issuer Trust
Series 2025-2A, Class A3 5.02%, 06/25/2060*	100,000	100,831
Hilton Grand Vacations Trust
Series 2024-3A, Class A 4.98%, 08/27/2040*	133,876	134,452

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2024-2A, Class A 5.50%, 03/25/2038*	$95,981	$97,502
Series 2024-1B, Class C 6.62%, 09/15/2039*	90,015	92,128
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	81,185	82,204
Invitation Homes Trust
Series 2024-SFR1, Class A 4.00%, 09/17/2041*	320,625	312,353
Lendmark Funding Trust
Series 2021-2A, Class A 2.00%, 04/20/2032*	600,000	581,237
Series 2024-2A, Class A 4.47%, 02/21/2034*	240,000	239,373
Series 2025-2A, Class A 4.78%, 10/20/2034*	675,000	675,508
Series 2025-1A, Class C 5.68%, 09/20/2034*	135,000	136,054
Mariner Finance Issuance Trust
Series 2021-BA, Class B 2.49%, 11/20/2036*	260,000	248,621
Series 2025-BA, Class A 4.59%, 11/22/2038*	224,000	222,908
Series 2024-AA, Class A 5.13%, 09/22/2036*	428,000	431,041
MVW LLC
Series 2024-2A, Class A 4.43%, 03/20/2042*	195,973	194,995
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	79,567	71,118
NMEF Funding
Series 2025-B, Class A2 4.64%, 01/18/2033*	246,572	247,189
NMEF Funding LLC
Series 2023-A, Class A2 6.57%, 06/17/2030*	23,177	23,234
Oportun Issuance Trust
Series 2026-A, Class B 5.06%, 01/09/2034*	250,000	249,155
Series 2025-D, Class C 5.80%, 02/08/2033*	116,000	116,022
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A 3.60%, 10/25/2040*	315,000	304,340
Progress Residential Trust
Series 2024-SFR3, Class A 3.00%, 06/17/2041*	348,203	329,358
Series 2024-SFR4, Class A 3.10%, 07/17/2041*	702,814	666,226
Series 2025-SFR2, Class A 3.31%, 04/17/2042*	392,162	368,883
Series 2025-SFR3, Class B 3.39%, 07/17/2042*	280,000	260,402
Series 2024-SFR3, Class B 3.50%, 06/17/2041*	490,000	466,407
Series 2025-SFR1, Class C 3.65%, 02/17/2042*	278,125	262,124
Series 2023-SFR2, Class A 4.50%, 10/17/2040*	699,300	691,467
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2023-SFR2, Class B 4.50%, 10/17/2040*	$100,000	$98,542
Progress Residential Trust VRS
Series 2024-SFR5, Class D 3.38%, 08/17/2041*(3)	495,000	460,646
Series 2024-SFR2, Class B 3.40%, 04/17/2041*(3)	123,000	117,055
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	359,000	360,495
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	129,000	131,232
Series 2023-1A, Class B 6.37%, 05/20/2032*	430,000	437,244
SCF Equipment Trust LLC
Series 2025-1A, Class B 5.23%, 09/20/2034*	267,000	272,066
Sierra Timeshare Receivables Funding LLC
Series 2025-2A, Class B 4.93%, 04/20/2044*	86,741	86,514
Series 2024-1A, Class C 5.94%, 01/20/2043*	31,845	32,113
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 4.14%, (TSFR3M+0.46%), 12/15/2039	32,396	31,771
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	65,913	62,497
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	768,300	773,886
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2041*	364,772	358,321
Series 2024-SFR4, Class B 4.65%, 11/17/2041*	200,000	195,932
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	259,179	258,133
Series 2023-SFR2, Class B 5.00%, 12/17/2040*	220,000	217,224
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	58,869	59,717
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2 4.99%, 09/20/2032*	166,853	167,552
		14,801,890
Total Asset Backed Securities (cost $25,296,944)		25,608,327
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Commercial and Residential — 1.8%
Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 4.18%, (TSFR1M+0.51%), 07/20/2046	76,948	60,894
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	18,450	17,693
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	8,360	8,165

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.23%, 08/10/2038*(3)	$100,000	$97,937
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	88,135
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.53%, 11/15/2050(3)	60,000	56,737
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	205,000	113,478
Series 2016-CD2, Class C 4.09%, 11/10/2049(3)	130,000	76,426
Series 2018-CD7, Class C 5.00%, 08/15/2051(3)	600,000	559,362
CIM Trust FRS
Series 2019-INV1, Class A2 4.76%, (SOFR30A+1.11%), 02/25/2049*	2,736	2,656
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 4.11%, 04/10/2048(3)	117,435	104,516
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	62,590	62,338
COMM Mtg. Trust
Series 2016-667M, Class A 3.14%, 10/10/2036*	100,000	97,448
Connecticut Avenue Securities Trust FRS
Series 2025-R06, Class 1M1 4.60%, (SOFR30A+0.95%), 09/25/2045*	137,736	137,729
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	350,000	310,544
CSMC Trust VRS
Series 2015-1, Class B2 3.88%, 01/25/2045*(3)	22,982	22,226
CSTL Commercial Mtg. Trust VRS
Series 2025-GATE2, Class A 4.71%, 11/10/2042*(3)	229,000	225,356
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	64,077	56,365
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	148,495	132,378
GS Mtg.-Backed Securities Trust
Series 2025-RPL3, Class A1 4.10%, 07/25/2065*	134,160	130,331
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 4.07%, 07/15/2045(3)	175,150	172,528
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.51%, 12/15/2049(3)	60,000	54,873
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	35,596	32,822
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	20,909	19,011
Series 2017-3, Class B2 3.80%, 08/25/2047*(3)	122,615	113,229
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
LHOME Mtg. Trust
Series 2024-RTL4, Class A1 5.92%, 07/25/2039*	$385,000	$385,957
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	49,152	47,110
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	125,878	122,968
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	125,000	109,582
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.42%, 07/11/2040*(3)	230,000	215,835
Series 2019-L2, Class C 5.13%, 03/15/2052(3)	200,000	173,451
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	119,083
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	117,939
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	48,905	48,203
Series 2015-2A, Class B3 5.23%, 08/25/2055*(3)	26,039	25,915
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(3)	282,144	268,781
PRM7 Trust VRS
Series 2025-PRM7, Class A 4.51%, 11/10/2042*(3)	321,000	312,682
PRPM LLC
Series 2024-RPL2, Class A1 3.50%, 05/25/2054*	317,088	309,545
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*	120,990	119,308
Series 2024-RCF4, Class A1 4.00%, 07/25/2054*	115,089	113,298
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	665,692	570,944
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class B 5.40%, (TSFR1M+1.74%), 05/15/2039*	300,000	300,187
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	61,019	54,817
Series 2013-2, Class B1 3.64%, 02/25/2043(3)	5,741	5,652
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	309,695
Towd Point Mtg. Trust VRS
Series 2019-4, Class A2 3.25%, 10/25/2059*(3)	750,000	682,773
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	59,046
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	5,911	5,554

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.75%, 09/15/2057(3)	$165,000	$137,911
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	163,000
WHARF Commercial Mtg. Trust VRS
Series 2025-DC, Class A 5.53%, 07/15/2040*(3)	264,000	268,644
		7,801,057
U.S. Government Agency — 0.7%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-K70, Class B 3.94%, 12/25/2049*(3)	420,000	413,850
Series 2017-K62, Class B 4.01%, 01/25/2050*(3)	580,000	575,989
Series 2017-K66, Class C 4.17%, 07/25/2027*(3)	310,000	306,887
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk Trust FRS
Series 2025-MN11, Class M1 5.30%, (SOFR30A+1.65%), 07/25/2045*	200,034	199,796
Series 2024-MN8, Class M2 7.90%, (SOFR30A+4.25%), 05/25/2044*	150,000	155,976
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00%, 05/15/2027(4)	984	10
Series 4207, Class JI 3.00%, 05/15/2028(4)	9,679	157
Series 4121, Class UI 3.50%, 10/15/2042(4)	105,626	11,296
Series 4808, Class DL 4.00%, 11/15/2045	20,150	20,106
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4954, Class SY 2.29%, (5.94%-SOFR30A), 02/25/2050(4)(5)	95,568	9,527
Series 3994, Class SH 2.85%, (6.49%-SOFR30A), 06/15/2041(4)(5)	114,546	3,656
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	16,699	265
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	2,680	37
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	53,321	2,516
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	5,545	64
Series 2016-92, Class A 3.00%, 04/25/2042	2,264	2,249
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	136,648	23,970
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	69,489	4,847
Series 2017-46, Class LB 3.50%, 12/25/2052	39,049	38,694
Series 2017-49, Class JA 4.00%, 07/25/2053	23,858	23,793
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	84,440	16,954
Series 2002-16, Class TM 7.00%, 04/25/2032	12,094	12,453
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 2.17%, 06/25/2045(3)(4)	$42,257	$3,127
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00%, 07/25/2030(4)	16,195	579
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	596,555	71,411
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	133,508	18,421
Series 2017-51, Class AH 2.60%, 05/16/2059	25,477	21,242
Series 2017-190, Class AD 2.60%, 03/16/2060	17,307	14,483
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	112,774	18,480
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	124,343	21,050
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	163,621	27,230
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	108,891	18,326
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	172,300	26,968
Series 2025-1, Class GC 3.50%, 10/20/2051	722,070	691,959
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	9,548	360
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 2.32%, (5.99%-TSFR1M), 10/20/2046(4)(5)	64,484	6,840
Series 2017-176, Class SC 2.42%, (6.09%-TSFR1M), 11/20/2047(4)(5)	76,652	10,286
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.78%, 06/16/2045(3)(4)	306,650	3,334
		2,777,188
Total Collateralized Mortgage Obligations (cost $11,093,566)		10,578,245
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.6%
U.S. Government — 5.0%
United States Treasury Bonds
2.00%, 11/15/2041 to 08/15/2051	3,494,000	2,217,952
2.25%, 02/15/2052	1,591,000	946,396
3.00%, 08/15/2052	850,000	596,494
3.88%, 05/15/2043	2,660,000	2,338,098
4.13%, 08/15/2044	625,000	561,914
4.50%, 02/15/2044	500,000	473,789
4.63%, 11/15/2044 to 11/15/2055	1,067,000	1,020,399
4.75%, 11/15/2043 to 02/15/2056	735,000	710,933
United States Treasury Notes
2.88%, 05/15/2032	700,000	652,859
3.38%, 09/15/2027	175,000	173,886
3.88%, 04/30/2031 to 08/15/2034	1,835,000	1,794,705
4.00%, 04/30/2032	1,130,000	1,122,275
4.13%, 06/15/2026 to 01/31/2027(6)	5,008,000	5,019,532
4.13%, 04/30/2033	450,000	447,785
4.25%, 11/15/2034	750,000	746,250

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
4.50%, 05/31/2029	$200,000	$203,320
4.63%, 11/15/2026 to 02/15/2035	2,285,000	2,342,151
		21,368,738
U.S. Government Agency — 1.6%
Federal Home Loan Bank
2.09%, 02/22/2036	890,000	715,729
Federal Home Loan Mtg. Corp.
2.00%, 08/01/2050	93,540	76,713
3.00%, 04/01/2035	9,740	9,302
3.50%, 02/01/2044	41,303	38,724
4.25%, 02/01/2030	1,000,000	999,282
6.00%, 05/01/2031	1,925	1,970
7.50%, 12/01/2030 to 02/01/2031	8,727	8,838
Federal National Mtg. Assoc.
3.00%, 10/01/2036 to 04/01/2043	73,673	67,638
3.50%, 01/01/2036 to 05/01/2058	937,342	851,705
4.00%, 09/01/2038 to 07/01/2056	531,060	499,550
4.02%, 09/01/2030	595,000	590,408
4.21%, 09/01/2030	513,000	512,318
4.32%, 09/01/2030	937,000	940,040
4.61%, 09/01/2030	650,000	656,776
5.50%, 06/01/2053	256,658	259,706
6.00%, 05/01/2031	879	900
6.50%, 11/01/2027	28	29
7.00%, 05/01/2029 to 09/01/2029	2,114	2,229
Government National Mtg. Assoc.
3.00%, 02/15/2043	47,401	43,641
3.50%, 09/15/2042 to 11/20/2047	154,740	142,989
4.00%, 10/20/2044	36,960	34,948
4.50%, 05/15/2039 to 10/20/2040	42,454	41,885
5.50%, 07/20/2033	15,674	16,007
6.00%, 07/20/2033	10,931	11,263
6.50%, 04/20/2027	666	697
7.50%, 09/15/2030 to 01/15/2032	8,337	8,601
		6,531,888
Total U.S. Government & Agency Obligations (cost $30,218,445)		27,900,626
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Argentine Republic Government International Bond
3.50%, 07/09/2041(7)	50,000	34,450
4.13%, 07/09/2035(7)	150,000	111,750
Bermuda Government International Bond
2.38%, 08/20/2030*	260,000	236,376
4.75%, 02/15/2029*	200,000	200,160
5.00%, 07/15/2032*	305,000	305,976
Brazilian Government International Bond
6.63%, 03/15/2035	200,000	206,860
Dominican Republic International Bond
6.00%, 02/22/2033*	200,000	199,450
DRC International Bond
8.75%, 04/16/2032*	200,000	203,870
Ecuador Government International Bond
5.00%, 07/31/2040*(7)	150,000	125,250
6.90%, 07/31/2035*(7)	50,000	46,125
Egypt Government International Bond
8.88%, 05/29/2050	200,000	186,785
Ivory Coast Government International Bond
6.75%, 02/25/2041*	200,000	184,127
Security Description	Shares or Principal Amount	Value

Sovereign (continued)
Mexico Government International Bond
6.34%, 05/04/2053	$200,000	$188,300
Nigeria Government International Bond
9.13%, 01/13/2046*	200,000	220,584
Pakistan Government International Bond
8.88%, 04/08/2051*	200,000	187,490
Paraguay Government International Bond
5.40%, 03/30/2050	200,000	180,260
Total Foreign Government Obligations (cost $2,836,551)		2,817,813
UNAFFILIATED INVESTMENT COMPANIES — 4.5%
JPMorgan Emerging Markets Equity Fund, Class R6	128,044	6,416,290
JPMorgan High Yield Fund	1,939,553	12,723,468
Total Unaffiliated Investment Companies (cost $16,357,014)		19,139,758
Total Long-Term Investment Securities (cost $365,273,181)		404,053,018
SHORT-TERM INVESTMENTS — 1.7%
Certificate of Deposit — 0.1%
Deutsche Bank AG/New York NY
4.41%, 07/08/2026	151,000	151,094
Royal Bank of Canada
0.08%, 11/17/2026	250,000	249,972
		401,066
Commercial Paper — 0.3%
Danske Bank A/S
4.03%, 03/19/2027	250,000	241,249
Federation des Caisses Desjardins du Quebec
3.71%, 03/02/2027	250,000	241,760
Mizuho Bank. Ltd.
3.85%, 12/08/2026	250,000	244,046
RWE AG
4.40%, 04/20/2027	250,000	239,218
Svenska Handelsbanken AB
3.92%, 04/13/2027	250,000	240,589
		1,206,862
Unaffiliated Investment Companies — 1.0%
JPMorgan Prime Money Market Fund, Class IM 3.82%(8)	4,072,323	4,072,730
U.S. Government — 0.3%
United States Treasury Bills
3.60%, 05/28/2026	1,500,000	1,495,984
Total Short-Term Investments (cost $7,176,635)		7,176,642
TOTAL INVESTMENTS (cost $372,449,816)	96.7%	411,229,660
Other assets less liabilities	3.3	14,191,358
NET ASSETS	100.0%	$425,421,018

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $52,002,791 representing 12.2% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

(3)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2026.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of April 30, 2026.
(8)	The rate shown is the 7-day yield as of April 30, 2026.

ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Stockholm—Nasdaq Stockholm AB
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
118	Long	Australian Dollar	June 2026	$8,414,304	$8,487,150	$72,846
21	Long	E-Mini Russell 1000 Index	June 2026	4,748,410	5,071,605	323,195
52	Long	MSCI EAFE Index	June 2026	7,844,222	7,919,860	75,638
53	Long	S&P 500 E-Mini Index	June 2026	18,140,726	19,195,937	1,055,211
18	Long	TOPIX Index	June 2026	4,178,241	4,304,686	126,445
65	Short	Euro-BUND	June 2026	9,733,101	9,563,367	169,734
12	Short	Japan 10 Year Bonds	June 2026	10,104,980	9,907,828	197,152
20	Short	Swiss Franc	June 2026	3,243,750	3,214,625	29,125
44	Short	U.S. Treasury 5 Year Notes	June 2026	4,815,821	4,744,781	71,040
						$2,120,386

						Unrealized (Depreciation)
66	Long	Euro-BTP	June 2026	$9,289,957	$9,059,825	$(230,132)
357	Long	U.S. Treasury 10 Year Notes	June 2026	40,213,272	39,481,969	(731,303)
49	Long	U.S. Treasury 2 Year Notes	June 2026	10,196,994	10,149,125	(47,869)
42	Long	U.S. Treasury Long Bonds	June 2026	4,930,461	4,739,438	(191,023)
23	Long	U.S. Treasury Ultra 10 Year Notes	June 2026	2,629,377	2,595,766	(33,611)
41	Long	U.S. Treasury Ultra Bonds	June 2026	4,914,665	4,716,281	(198,384)
58	Short	Dow Jones Real Estate Index	June 2026	2,149,347	2,260,260	(110,913)
35	Short	E-Mini Russell 1000 Index	June 2026	3,720,260	3,995,425	(275,165)
7	Short	Euro FX	June 2026	1,028,724	1,029,000	(276)
132	Short	MSCI Emerging Markets Index	June 2026	9,648,125	10,785,720	(1,137,595)
						$(2,956,271)
		Net Unrealized Appreciation (Depreciation)				$(835,885)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	HKD	2,149,582	USD	275,268	07/29/2026	$—	$(16)
	SEK	3,929,772	USD	426,449	07/29/2026	—	(1,041)
	USD	150,697	JPY	23,829,535	07/29/2026	2,568	—
						2,568	(1,057)
Citibank, N.A.	GBP	446,690	USD	606,565	07/29/2026	—	(1,077)
Goldman Sachs International	USD	606,040	EUR	516,087	07/29/2026	1,935	—
HSBC Bank PLC	DKK	912,458	USD	143,348	07/29/2026	—	(624)
	SGD	604,306	USD	475,951	07/29/2026	—	(1,677)
	USD	1,318,246	AUD	1,852,843	07/29/2026	13,501	—
	USD	1,745,130	CAD	2,378,691	07/29/2026	12,466	—

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	796,217	CHF	620,682	07/29/2026	$5,432	$—
	USD	556,535	JPY	88,171,794	07/29/2026	10,559	—
						41,958	(2,301)
Morgan Stanley & Co. International PLC	EUR	77,360	USD	90,738	07/29/2026	—	(396)
	USD	279,931	GBP	207,985	07/29/2026	2,996	—
						2,996	(396)
Unrealized Appreciation (Depreciation)						$49,457	$(4,831)

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$272,816	$33,686	$—	$306,502
Aerospace/Defense	2,682,590	3,014,635	—	5,697,225
Agriculture	835,254	765,968	—	1,601,222
Airlines	217,851	51,968	—	269,819
Apparel	485,312	1,008,630	—	1,493,942
Auto Manufacturers	2,014,625	2,867,883	—	4,882,508
Banks	10,519,369	9,834,680	—	20,354,049
Beverages	675,857	359,264	—	1,035,121
Biotechnology	2,393,275	182,637	—	2,575,912
Building Materials	4,220,662	588,940	—	4,809,602
Chemicals	189,333	1,391,635	—	1,580,968
Commercial Services	3,071,633	976,949	—	4,048,582
Computers	10,354,002	180,814	—	10,534,816
Cosmetics/Personal Care	537,886	514,452	—	1,052,338
Diversified Financial Services	9,217,975	1,854,081	—	11,072,056
Electric	5,341,748	1,875,747	—	7,217,495
Electrical Components & Equipment	2,254,234	1,300,031	—	3,554,265
Electronics	2,012,884	476,663	—	2,489,547
Engineering & Construction	727,973	904,666	—	1,632,639
Entertainment	290,116	144,091	—	434,207
Food	1,509,360	1,830,433	—	3,339,793
Healthcare-Products	4,178,620	415,567	—	4,594,187
Healthcare-Services	2,638,740	142,847	—	2,781,587
Home Furnishings	91,790	1,318,537	—	1,410,327
Insurance	5,114,120	4,232,607	—	9,346,727
Internet	26,763,646	1,532,580	—	28,296,226
Investment Companies	380,232	238,186	—	618,418
Iron/Steel	—	140,951	0	140,951
Leisure Time	165,114	71,646	—	236,760
Lodging	916,374	59,753	—	976,127
Machinery-Construction & Mining	302,946	1,012,444	—	1,315,390
Machinery-Diversified	1,878,100	1,712,954	—	3,591,054
Media	2,560,815	36,101	—	2,596,916
Mining	151,059	2,587,484	—	2,738,543
Miscellaneous Manufacturing	1,425,222	1,176,998	—	2,602,220
Oil & Gas	3,321,038	3,567,970	—	6,889,008
Oil & Gas Services	1,980,839	—	—	1,980,839
Packaging & Containers	764,466	10,411	—	774,877

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Pharmaceuticals	$8,533,978	$3,956,106	$—	$12,490,084
Pipelines	736,090	15,306	—	751,396
Private Equity	846,535	163,042	—	1,009,577
Real Estate	333,417	346,545	—	679,962
REITS	3,605,237	222,672	—	3,827,909
Retail	12,511,133	712,426	—	13,223,559
Semiconductors	30,747,035	5,114,110	—	35,861,145
Software	10,410,338	404,643	—	10,814,981
Telecommunications	1,279,245	1,821,605	—	3,100,850
Transportation	1,135,891	389,057	—	1,524,948
Other Industries	—	3,152,059	—	3,152,059
Preferred Stocks	—	8,765	—	8,765
Corporate Bonds & Notes	—	70,690,249	—	70,690,249
Asset Backed Securities	—	25,608,327	—	25,608,327
Collateralized Mortgage Obligations	—	10,578,245	—	10,578,245
U.S. Government & Agency Obligations	—	27,900,626	—	27,900,626
Foreign Government Obligations	—	2,817,813	—	2,817,813
Unaffiliated Investment Companies	19,139,758	—	—	19,139,758
Short-Term Investments:
Unaffiliated Investment Companies	4,072,730	—	—	4,072,730
Other Short-Term Investments	—	3,103,912	—	3,103,912
Total Investments at Value	$205,809,263	$205,420,397	$0	$411,229,660
Other Financial Instruments:†
Futures Contracts	$2,120,386	$—	$—	$2,120,386
Forward Foreign Currency Contracts	—	49,457	—	49,457
Total Other Financial Instruments	$2,120,386	$49,457	$—	$2,169,843
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,956,271	$—	$—	$2,956,271
Forward Foreign Currency Contracts	—	4,831	—	4,831
Total Other Financial Instruments	$2,956,271	$4,831	$—	$2,961,102

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.8%
Austria — 0.4%
Raiffeisen Bank International AG	16,027	$882,215
Bermuda — 0.9%
Credicorp., Ltd.	3,419	1,108,337
Genpact, Ltd.	24,158	839,491
		1,947,828
Brazil — 6.2%
Axia Energia	92,215	1,155,527
Cia de Saneamento Basico do Estado de Sao Paulo	8	51
Fleury SA	134,216	435,840
Itau Unibanco Holding SA (Preference Shares)	286,208	2,496,329
Marcopolo SA (Preference Shares)	384,404	503,037
Motiva Infraestrutura de Mobilidade SA	223,366	721,729
Petroleo Brasileiro SA (Preference Shares)	350,586	3,474,850
Telefonica Brasil SA	222,463	1,763,333
TIM SA	148,566	772,562
Ultrapar Participacoes SA	278,551	1,684,199
Vibra Energia SA	140,641	945,787
		13,953,244
China — 20.9%
Agricultural Bank of China, Ltd.	1,942,000	1,512,614
China CITIC Bank Corp., Ltd.	883,000	926,552
China Coal Energy Co., Ltd.	834,000	1,554,325
China Hongqiao Group, Ltd.	256,500	1,080,384
China Life Insurance Co., Ltd.	451,000	1,670,438
China Pacific Insurance Group Co., Ltd.	267,800	1,169,940
CIMC Enric Holdings, Ltd.	428,000	572,465
COSCO SHIPPING Holdings Co., Ltd.	581,500	1,069,556
GF Securities Co., Ltd., Class A	296,700	922,968
Harbin Electric Co., Ltd.	286,000	863,509
Huayu Automotive Systems Co., Ltd., Class A	415,245	1,138,834
Industrial & Commercial Bank of China, Ltd.	2,147,000	1,934,334
Jason Furniture Hangzhou Co., Ltd., Class A	122,200	519,834
Lenovo Group, Ltd.	932,000	1,401,579
Lonking Holdings, Ltd.	1,419,000	601,857
Midea Group Co., Ltd., Class A	110,000	1,308,355
NetEase, Inc.	106,100	2,468,707
New China Life Insurance Co., Ltd.	141,200	933,614
New Oriental Education & Technology Group, Inc.	130,600	713,133
People's Insurance Co. Group of China, Ltd.	1,845,000	1,260,544
PetroChina Co., Ltd.	2,340,000	3,588,418
PICC Property & Casualty Co., Ltd.	696,000	1,255,861
Ping An Insurance Group Co. of China, Ltd.	216,000	1,756,324
Sinotrans, Ltd.	1,293,400	1,140,460
Sinotruk Hong Kong, Ltd.	185,500	920,233
Tencent Holdings, Ltd.	150,200	9,119,398
Vipshop Holdings, Ltd. ADR	40,381	581,083
Weichai Power Co., Ltd.	332,000	1,664,779
YTO Express Group Co., Ltd., Class A	260,800	824,462
Yutong Bus Co., Ltd., Class A	144,200	747,949
Zhejiang Expressway Co., Ltd.	548,000	543,398
Zhuzhou CRRC Times Electric Co., Ltd.	27,600	126,958
Zijin Mining Group Co., Ltd.	302,000	1,387,374
		47,280,239
Colombia — 0.7%
Ecopetrol SA ADR	43,647	618,041
Grupo Cibest SA ADR	14,599	995,506
		1,613,547
Security Description	Shares or Principal Amount	Value

Greece — 2.4%
Eurobank SA†	333,056	$1,457,914
Hellenic Telecommunications Organization SA	52,394	1,120,997
National Bank of Greece SA	61,385	977,048
Piraeus Bank SA	85,785	818,905
Public Power Corp. S.A.	52,294	1,111,878
		5,486,742
Hong Kong — 4.6%
Alibaba Group Holding, Ltd.	270,408	4,443,477
China Merchants Port Holdings Co., Ltd.	326,000	648,625
China Taiping Insurance Holdings Co., Ltd.	400,600	1,142,461
Guangdong Investment, Ltd.	616,000	643,357
Kunlun Energy Co., Ltd.	694,000	669,040
SITC International Holdings Co., Ltd.	282,000	1,184,972
TCL Electronics Holdings, Ltd.	375,000	724,919
WH Group, Ltd.*	838,500	1,027,786
		10,484,637
Hungary — 1.6%
MOL Hungarian Oil & Gas PLC	58,358	778,602
OTP Bank Nyrt	21,056	2,829,909
		3,608,511
India — 5.3%
HDFC Bank, Ltd. ADR	66,248	1,683,362
ICICI Bank, Ltd. ADR	63,898	1,699,048
Infosys, Ltd. ADR	59,488	741,220
Reliance Industries, Ltd. GDR*	57,627	3,480,671
State Bank of India GDR	38,683	4,417,598
		12,021,899
Indonesia — 0.8%
Aneka Tambang Tbk	2,749,600	593,680
Astra International Tbk PT	3,241,800	1,121,247
		1,714,927
Kazakhstan — 0.2%
NAC Kazatomprom JSC GDR	5,691	499,670
Luxembourg — 0.7%
Millicom International Cellular SA	18,863	1,601,091
Malaysia — 0.3%
AMMB Holdings Bhd	371,300	577,286
Mexico — 1.0%
America Movil SAB de CV ADR	41,649	1,107,863
Gentera SAB de CV	234,658	613,226
Promotora y Operadora de Infraestructura SAB de CV	33,416	529,078
		2,250,167
Panama — 0.7%
Copa Holdings SA, Class A	13,270	1,535,074
Philippines — 0.4%
International Container Terminal Services, Inc.	83,140	967,279
Poland — 1.0%
Orlen SA	35,786	1,315,201
Powszechny Zaklad Ubezpieczen SA	51,735	909,270
		2,224,471
Russia — 0.0%
Gazprom PJSC†(1)(2)	430,348	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	731,991	0

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
Sberbank of Russia PJSC†(1)(2)	426,432	$0
Severstal PAO GDR†(1)(2)	23,993	0
		0
Saudi Arabia — 0.3%
Etihad Etisalat Co.	36,533	633,465
South Africa — 1.7%
Absa Group, Ltd.	57,264	800,712
FirstRand, Ltd.	204,633	1,083,341
Harmony Gold Mining Co., Ltd.	46,704	737,366
Momentum Group, Ltd.	272,585	621,690
Sibanye Stillwater, Ltd.	234,320	697,444
		3,940,553
South Korea — 19.7%
Cheil Worldwide, Inc.	36,947	501,289
DB Insurance Co., Ltd.	5,535	629,444
Hana Financial Group, Inc.	20,293	1,759,080
Hyundai Department Store Co., Ltd.	8,669	641,554
Hyundai Glovis Co., Ltd.	5,471	847,728
JB Financial Group Co., Ltd.	34,101	628,729
Kia Corp.	15,969	1,652,825
Korea Electric Power Corp.	20,049	595,909
Korea Investment Holdings Co., Ltd.	5,199	859,002
Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,059	1,277,328
KT Corp. ADR	49,523	1,061,278
LG Uplus Corp.	48,254	515,840
Samsung Electronics Co., Ltd.	121,448	18,425,166
Samsung Securities Co., Ltd.	19,084	1,398,801
Shinhan Financial Group Co., Ltd.	25,450	1,717,648
SK Hynix, Inc.	13,760	12,108,341
		44,619,962
Taiwan — 21.6%
ASE Technology Holding Co., Ltd.	165,000	2,611,322
Delta Electronics, Inc.	15,000	1,035,629
Evergreen Marine Corp. Taiwan, Ltd.	127,000	813,218
Hon Hai Precision Industry Co., Ltd.	120,000	853,230
KGI Financial Holding Co., Ltd.	1,519,000	1,049,580
Marketech International Corp.	70,000	864,465
Powertech Technology, Inc.	81,000	539,153
Taiwan Semiconductor Manufacturing Co., Ltd.	529,166	35,924,310
Tripod Technology Corp.	107,000	1,545,906
WPG Holdings, Ltd.	228,000	741,134
WT Microelectronics Co., Ltd.	207,000	1,351,265
Yuanta Financial Holding Co., Ltd.	1,038,000	1,734,144
		49,063,356
Thailand — 1.3%
Kiatnakin Phatra Bank PCL	279,600	679,008
Krung Thai Bank PCL	720,900	732,165
PTT Exploration & Production PCL	329,100	1,550,769
		2,961,942
Turkey — 0.3%
Coca-Cola Icecek AS	395,005	657,021
Security Description	Shares or Principal Amount	Value

United Arab Emirates — 1.3%
Emaar Properties PJSC	650,204	$2,104,194
Emirates NBD Bank PJSC	118,351	942,014
		3,046,208
United Kingdom — 0.3%
Lion Finance Group PLC	5,154	781,048
Vietnam — 0.2%
Mobile World Investment Corp.	173,500	557,357
TOTAL INVESTMENTS (cost $141,062,219)	94.8%	214,909,739
Other assets less liabilities	5.2	11,870,409
NET ASSETS	100.0%	$226,780,148

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $4,508,457 representing 2.0% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/09/21, 07/02/21, 10/01/21, 02/17/22	430,348	$1,687,885	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC	10/30/20, 02/10/21, 07/02/21, 10/01/21	731,991	494,468	0	0.00	0.0
Sberbank of Russia PJSC	10/14/20, 11/12/20, 07/02/21, 10/01/21, 11/24/21, 02/17/22	426,432	1,548,837	0	0.00	0.0
Severstal PAO GDR	08/20/19, 03/27/20, 04/06/20, 10/30/20, 07/02/21, 10/01/21	23,993	337,623	0	0.00	0.0
				$0		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
169	Long	IFSC Nifty 50 Index	May 2026	$8,198,652	$8,160,334	$(38,318)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Semiconductors	30.5%
Banks	14.7
Oil & Gas	8.0
Internet	6.3
Insurance	5.1
Telecommunications	3.9
Diversified Financial Services	3.0
Transportation	2.7
Mining	2.2
Electronics	2.0
Commercial Services	1.7
Auto Manufacturers	1.4
Auto Parts & Equipment	1.4
Computers	1.3
Electric	1.3
Home Furnishings	1.1
Software	1.1
Retail	1.0
Real Estate	0.9
Electrical Components & Equipment	0.8
Coal	0.7
Airlines	0.7
Shipbuilding	0.6
Food	0.4
Engineering & Construction	0.4
Beverages	0.3
Water	0.3
Machinery-Construction & Mining	0.3
Machinery-Diversified	0.2
Advertising	0.2
Healthcare-Services	0.2
Miscellaneous Manufacturing	0.1
94.8%

*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,947,828	$—	$—	$1,947,828
Brazil	13,953,244	—	—	13,953,244
China	581,083	46,699,156	—	47,280,239
Colombia	1,613,547	—	—	1,613,547
India	12,021,899	—	—	12,021,899
Kazakhstan	499,670	—	—	499,670
Luxembourg	1,601,091	—	—	1,601,091
Mexico	2,250,167	—	—	2,250,167
Panama	1,535,074	—	—	1,535,074
Russia	—	—	0	0
South Korea	1,061,278	43,558,684	—	44,619,962
Other Countries	—	87,587,018	—	87,587,018
Total Investments at Value	$37,064,881	$177,844,858	$0	$214,909,739
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$38,318	$—	$—	$38,318

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Aerospace/Defense — 3.2%
General Dynamics Corp.	39,192	$13,493,806
RTX Corp.	66,522	11,712,528
		25,206,334
Agriculture — 2.1%
Philip Morris International, Inc.	100,623	16,609,839
Banks — 12.5%
Bank of America Corp.	307,278	16,427,082
Bank of New York Mellon Corp.	98,842	13,281,399
Citigroup, Inc.	105,892	13,552,058
Goldman Sachs Group, Inc.	11,062	10,218,744
Morgan Stanley	88,454	16,858,448
US Bancorp	122,217	6,924,815
Wells Fargo & Co.	241,739	19,878,198
		97,140,744
Beverages — 1.4%
Coca-Cola Co.	110,373	8,692,978
PepsiCo., Inc.	15,886	2,517,772
		11,210,750
Building Materials — 1.2%
Carrier Global Corp.	140,799	9,457,469
Chemicals — 2.2%
Air Products & Chemicals, Inc.	41,655	12,498,583
Sherwin-Williams Co.	14,128	4,543,706
		17,042,289
Computers — 4.1%
Hewlett Packard Enterprise Co.	397,139	11,425,689
International Business Machines Corp.	37,272	8,609,087
Seagate Technology Holdings PLC	17,278	11,639,152
		31,673,928
Cosmetics/Personal Care — 1.1%
Procter & Gamble Co.	56,263	8,275,725
Diversified Financial Services — 6.1%
American Express Co.	33,646	10,869,340
Ares Management Corp., Class A	29,361	3,446,982
Capital One Financial Corp.	55,265	10,572,195
Charles Schwab Corp.	147,838	13,547,874
CME Group, Inc.	29,922	8,612,150
		47,048,541
Electric — 4.8%
CMS Energy Corp.	78,891	6,054,095
Dominion Energy, Inc.	162,851	10,503,890
NextEra Energy, Inc.	110,239	10,790,193
Xcel Energy, Inc.	120,874	10,026,498
		37,374,676
Electrical Components & Equipment — 2.5%
Eaton Corp. PLC	44,300	19,182,343
Environmental Control — 0.6%
Republic Services, Inc.	21,992	4,601,166
Food — 0.9%
Mondelez International, Inc., Class A	117,975	7,248,384
Healthcare-Products — 2.3%
Abbott Laboratories	56,816	5,158,325
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Danaher Corp.	40,421	$7,233,338
Medtronic PLC	71,467	5,786,683
		18,178,346
Healthcare-Services — 3.0%
Cigna Group	20,622	5,992,341
Quest Diagnostics, Inc.	20,968	4,071,985
UnitedHealth Group, Inc.	35,785	13,257,627
		23,321,953
Insurance — 2.8%
Aon PLC, Class A	8,338	2,598,538
Arthur J. Gallagher & Co.	27,064	5,586,010
Chubb, Ltd.	13,733	4,490,691
Progressive Corp.	19,641	3,953,340
Travelers Cos., Inc.	15,682	4,785,205
		21,413,784
Internet — 5.1%
Alphabet, Inc., Class C	64,545	24,652,317
Booking Holdings, Inc.	21,055	3,544,820
Meta Platforms, Inc., Class A	19,151	11,718,688
		39,915,825
Machinery-Diversified — 3.3%
Deere & Co.	22,532	13,290,951
Dover Corp.	53,688	12,155,500
		25,446,451
Media — 1.9%
Comcast Corp., Class A	184,863	4,998,696
Walt Disney Co.	97,390	10,104,212
		15,102,908
Miscellaneous Manufacturing — 1.0%
3M Co.	50,377	7,381,238
Oil & Gas — 5.8%
Chevron Corp.	82,814	16,008,774
ConocoPhillips	139,844	17,589,578
EOG Resources, Inc.	78,412	11,022,375
		44,620,727
Packaging & Containers — 0.7%
Packaging Corp. of America	24,147	5,154,177
Pharmaceuticals — 7.3%
AbbVie, Inc.	40,050	8,463,366
Becton Dickinson & Co.	20,060	2,989,742
Bristol-Myers Squibb Co.	108,856	6,595,585
CVS Health Corp.	87,083	7,253,143
Eli Lilly & Co.	4,061	3,795,411
Johnson & Johnson	73,400	16,870,990
Merck & Co., Inc.	94,555	10,323,515
		56,291,752
Private Equity — 0.6%
Blackstone, Inc.	34,085	4,280,394
REITS — 2.4%
American Tower Corp.	23,517	4,296,791
Prologis, Inc.	46,789	6,644,974
Ventas, Inc.	89,172	7,834,652
		18,776,417

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 7.3%
Home Depot, Inc.	29,816	$9,803,501
Lowe's Cos., Inc.	48,548	11,592,777
McDonald's Corp.	39,858	11,701,910
TJX Cos., Inc.	54,962	8,615,294
Walmart, Inc.	77,165	10,180,378
Yum! Brands, Inc.	30,828	4,921,690
		56,815,550
Semiconductors — 5.9%
Analog Devices, Inc.	36,579	14,714,269
Lam Research Corp.	17,776	4,583,719
NXP Semiconductors NV	34,826	10,224,565
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,783	2,686,475
Texas Instruments, Inc.	47,274	13,287,776
		45,496,804
Software — 2.2%
Intuit, Inc.	11,320	4,397,820
Microsoft Corp.	31,563	12,870,760
		17,268,580
Telecommunications — 2.4%
Corning, Inc.	75,428	12,388,295
Verizon Communications, Inc.	122,981	5,906,777
		18,295,072
Security Description	Shares or Principal Amount	Value

Transportation — 2.5%
Canadian Pacific Kansas City, Ltd.	58,282	$5,068,203
Union Pacific Corp.	53,031	14,290,794
		19,358,997
Total Long-Term Investment Securities (cost $559,249,672)		769,191,163
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(1) (cost $5,713,445)	5,713,444	5,713,445
TOTAL INVESTMENTS (cost $564,963,117)	99.9%	774,904,608
Other assets less liabilities	0.1	809,867
NET ASSETS	100.0%	$775,714,475

(1)	The rate shown is the 7-day yield as of April 30, 2026.

ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$769,191,163	$—	$—	$769,191,163
Short-Term Investments	5,713,445	—	—	5,713,445
Total Investments at Value	$774,904,608	$—	$—	$774,904,608

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Aerospace/Defense — 2.3%
Howmet Aerospace, Inc.	24,985	$6,072,355
Northrop Grumman Corp.	10,534	6,104,242
		12,176,597
Auto Manufacturers — 1.0%
Tesla, Inc.†	14,423	5,504,249
Banks — 5.2%
Morgan Stanley	51,894	9,890,477
US Bancorp	55,404	3,139,191
Wells Fargo & Co.	173,720	14,284,996
		27,314,664
Biotechnology — 1.3%
Regeneron Pharmaceuticals, Inc.	5,080	3,591,865
Vertex Pharmaceuticals, Inc.†	8,137	3,477,591
		7,069,456
Building Materials — 3.0%
Carrier Global Corp.	31,601	2,122,639
Trane Technologies PLC	16,604	8,178,134
Vulcan Materials Co.	18,398	5,551,413
		15,852,186
Commercial Services — 1.0%
United Rentals, Inc.	5,209	4,999,807
Computers — 7.0%
Apple, Inc.	116,545	31,624,486
Western Digital Corp.	12,260	5,327,215
		36,951,701
Diversified Financial Services — 5.2%
American Express Co.	37,873	12,234,872
Mastercard, Inc., Class A	30,514	15,346,101
		27,580,973
Electric — 4.2%
Entergy Corp.	41,991	4,951,159
NextEra Energy, Inc.	126,835	12,414,610
Southern Co.	50,315	4,865,460
		22,231,229
Electrical Components & Equipment — 1.5%
Eaton Corp. PLC	18,825	8,151,413
Electronics — 0.8%
Amphenol Corp., Class A	28,664	4,221,347
Food — 0.8%
Mondelez International, Inc., Class A	70,234	4,315,177
Healthcare-Products — 3.5%
Boston Scientific Corp.†	34,988	2,015,659
Edwards Lifesciences Corp.†	56,271	4,698,628
Medtronic PLC	61,188	4,954,392
Stryker Corp.	21,929	6,910,486
		18,579,165
Insurance — 2.3%
Arthur J. Gallagher & Co.	37,169	7,671,682
Progressive Corp.	22,201	4,468,617
		12,140,299
Internet — 15.8%
Alphabet, Inc., Class A	81,730	31,449,704
Security Description	Shares or Principal Amount	Value

Internet (continued)
Amazon.com, Inc.†	123,577	$32,755,320
DoorDash, Inc., Class A†	14,825	2,500,236
Meta Platforms, Inc., Class A	27,827	17,027,619
		83,732,879
Lodging — 0.4%
Marriott International, Inc., Class A	5,683	2,055,484
Machinery-Diversified — 0.7%
Deere & Co.	6,343	3,741,545
Media — 1.8%
Walt Disney Co.	89,049	9,238,834
Oil & Gas — 1.1%
ConocoPhillips	46,812	5,888,013
Oil & Gas Services — 1.9%
Baker Hughes Co.	140,698	9,802,430
Pharmaceuticals — 3.1%
AbbVie, Inc.	36,897	7,797,074
Eli Lilly & Co.	9,271	8,664,677
		16,461,751
Private Equity — 1.3%
Blackstone, Inc.	56,615	7,109,712
REITS — 0.8%
Prologis, Inc.	29,936	4,251,511
Retail — 7.3%
AutoZone, Inc.†	1,523	5,641,238
Chipotle Mexican Grill, Inc.†	47,473	1,613,607
Lowe's Cos., Inc.	46,196	11,031,143
McDonald's Corp.	34,242	10,053,109
Walmart, Inc.	78,572	10,366,004
		38,705,101
Semiconductors — 18.5%
Advanced Micro Devices, Inc.†	9,982	3,538,519
ASML Holding NV	3,370	4,849,396
Broadcom, Inc.	53,871	22,487,372
Micron Technology, Inc.	16,250	8,403,850
NVIDIA Corp.	239,327	47,762,489
NXP Semiconductors NV	35,978	10,562,781
		97,604,407
Software — 7.4%
Cadence Design Systems, Inc.†	9,050	2,982,789
Intuit, Inc.	21,014	8,163,939
Microsoft Corp.	49,999	20,388,592
Oracle Corp.	34,215	5,521,959
Palantir Technologies, Inc., Class A†	14,279	1,986,352
		39,043,631
Total Long-Term Investment Securities (cost $435,262,497)		524,723,561

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 04/30/2026, to be repurchased 05/01/2026 in the amount of $4,377,496 and collateralized by $4,717,600 of United States Treasury Notes, bearing interest at 1.50% due 11/30/2028 and having an approximate value of $4,465,096 (cost $4,377,367)	$4,377,367	$4,377,367
TOTAL INVESTMENTS (cost $439,639,864)	100.0%	529,100,928
Other assets less liabilities	(0.0)	(135,614)
NET ASSETS	100.0%	$528,965,314

†	Non-income producing security
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$524,723,561	$—	$—	$524,723,561
Repurchase Agreements	—	4,377,367	—	4,377,367
Total Investments at Value	$524,723,561	$4,377,367	$—	$529,100,928

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 30.5%
Aerospace/Defense — 0.8%
BAE Systems PLC
1.90%, 02/15/2031*	$479,000	$423,952
3.00%, 09/15/2050*	231,000	152,055
Boeing Co.
3.25%, 03/01/2028	429,000	420,230
5.04%, 05/01/2027	170,000	170,940
5.15%, 05/01/2030	1,317,000	1,338,300
5.71%, 05/01/2040	1,195,000	1,206,575
5.81%, 05/01/2050	1,698,000	1,654,621
6.39%, 05/01/2031	235,000	250,980
6.53%, 05/01/2034	2,716,000	2,970,271
Honeywell Aerospace, Inc.
4.95%, 03/16/2036*	695,000	687,111
L3Harris Technologies, Inc.
4.85%, 04/27/2035	200,000	196,225
5.40%, 07/31/2033	445,000	456,648
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	40,032
RTX Corp.
3.75%, 11/01/2046	225,000	170,572
4.15%, 05/15/2045	296,000	241,793
4.35%, 04/15/2047	50,000	41,365
4.50%, 06/01/2042	225,000	199,419
5.15%, 02/27/2033	362,000	369,171
TransDigm, Inc.
4.63%, 01/15/2029	2,900,000	2,861,630
		13,851,890
Agriculture — 0.8%
BAT Capital Corp.
4.54%, 08/15/2047	409,000	333,361
4.74%, 03/16/2032	3,067,000	3,066,344
BAT International Finance PLC
4.45%, 03/16/2028	2,960,000	2,961,056
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	735,720
4.65%, 09/17/2034	479,000	463,436
Japan Tobacco, Inc.
5.85%, 06/15/2035*	3,078,000	3,231,300
Philip Morris International, Inc.
5.13%, 11/17/2027	1,150,000	1,163,292
5.13%, 02/15/2030	2,052,000	2,095,696
5.63%, 11/17/2029	495,000	513,333
		14,563,538
Airlines — 0.2%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	131,824	125,747
3.55%, 07/15/2031*	186,032	176,631
American Airlines Pass-Through Trust
3.00%, 04/15/2030	84,537	81,744
3.70%, 04/01/2028	146,356	145,921
British Airways Pass-Through Trust
3.30%, 06/15/2034*	277,197	262,208
3.80%, 03/20/2033*	149,264	145,481
4.13%, 03/20/2033*	201,783	195,337
Delta Air Lines Pass-Through Trust
2.00%, 12/10/2029	116,777	112,613
United Airlines Pass-Through Trust
2.70%, 11/01/2033	435,892	399,989
3.10%, 04/07/2030	354,291	338,620
3.50%, 09/01/2031	233,459	226,403
Security Description	Shares or Principal Amount	Value

Airlines (continued)
3.70%, 09/01/2031	$484,304	$464,624
4.15%, 02/25/2033	342,347	334,322
4.55%, 02/25/2033	306,310	296,450
5.45%, 08/15/2038	315,754	321,732
		3,627,822
Apparel — 0.2%
Beach Acquisition Bidco LLC
10.00%, 07/15/2033*(1)	2,591,000	2,850,123
Auto Manufacturers — 0.0%
Hyundai Capital America
1.80%, 01/10/2028*	415,000	396,362
2.38%, 10/15/2027*	260,000	252,075
		648,437
Banks — 8.3%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	473,604
5.52%, 12/03/2035*	300,000	304,016
AIB Group PLC
5.32%, 05/15/2031*	1,120,000	1,141,765
6.61%, 09/13/2029*	495,000	517,200
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	200,000	200,044
Banco Bilbao Vizcaya Argentaria SA
5.13%, 03/03/2036	600,000	583,531
Banco Santander SA
5.59%, 08/08/2028	600,000	613,592
6.61%, 11/07/2028	600,000	630,239
Bank of America Corp.
1.90%, 07/23/2031	290,000	258,701
2.57%, 10/20/2032	3,990,000	3,554,632
5.05%, 02/06/2037	1,870,000	1,841,067
5.29%, 04/25/2034	5,455,000	5,539,423
5.51%, 01/24/2036	980,000	1,002,341
5.88%, 03/15/2028(2)	2,572,000	2,580,660
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	425,525
5.60%, 03/20/2030*	275,000	281,845
Bank of New York Mellon Corp.
6.47%, 10/25/2034	400,000	436,906
Bank of Nova Scotia
4.81%, 02/02/2034	465,000	459,849
Banque Federative du Credit Mutuel SA
4.54%, 01/15/2031*	315,000	311,300
5.79%, 07/13/2028*	820,000	841,021
Barclays PLC
2.89%, 11/24/2032	2,322,000	2,078,201
4.97%, 05/16/2029	1,576,000	1,585,798
5.21%, 02/24/2037	240,000	233,241
5.79%, 02/25/2036	290,000	295,317
6.22%, 05/09/2034	200,000	211,187
BNP Paribas SA
3.13%, 01/20/2033*	315,000	284,967
5.18%, 01/09/2030*	910,000	923,051
5.79%, 01/13/2033*	565,000	584,866
BPCE SA
2.28%, 01/20/2032*	410,000	362,127
5.39%, 05/28/2031*	765,000	776,036
5.94%, 05/30/2035*	974,000	996,155
6.03%, 05/28/2036*	950,000	972,770
6.29%, 01/14/2036*	465,000	486,506

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
CaixaBank SA
5.58%, 07/03/2036*	$2,255,000	$2,274,647
6.84%, 09/13/2034*	255,000	278,669
Citigroup, Inc.
2.56%, 05/01/2032	910,000	817,688
3.06%, 01/25/2033	342,000	309,946
3.52%, 10/27/2028	200,000	197,258
4.45%, 09/29/2027	53,000	53,020
4.50%, 09/11/2031	300,000	296,642
4.54%, 09/19/2030	648,000	645,575
5.17%, 09/11/2036	330,000	326,921
5.45%, 06/11/2035	700,000	712,141
6.88%, 08/15/2030(2)	1,475,000	1,497,570
Cooperatieve Rabobank UA
4.99%, 05/27/2031*	605,000	610,916
Credit Agricole SA
5.23%, 01/09/2029*	745,000	752,519
5.86%, 01/09/2036*	400,000	412,059
Danske Bank A/S
4.61%, 10/02/2030*	303,000	301,966
5.02%, 03/04/2031*	465,000	468,167
5.71%, 03/01/2030*	580,000	596,038
Deutsche Bank AG
2.31%, 11/16/2027	2,867,000	2,832,950
3.55%, 09/18/2031	150,000	141,503
4.47%, 12/10/2031	175,000	172,223
5.00%, 09/11/2030	260,000	261,146
5.30%, 05/09/2031	710,000	717,755
5.37%, 01/10/2029	435,000	439,855
5.41%, 05/10/2029	440,000	451,470
6.72%, 01/18/2029	2,978,000	3,077,905
6.82%, 11/20/2029	390,000	409,286
Deutsche Bank AG/New York NY
4.95%, 08/04/2031	375,000	373,824
DNB Bank ASA
4.38%, 11/04/2031*	305,000	300,412
4.85%, 11/05/2030*	400,000	403,740
Fifth Third Bancorp
5.14%, 01/29/2037	415,000	405,264
Goldman Sachs Group, Inc.
1.99%, 01/27/2032	1,250,000	1,099,840
2.38%, 07/21/2032	365,000	323,200
2.64%, 02/24/2028	599,000	590,231
3.10%, 02/24/2033	654,000	592,118
4.41%, 04/23/2039	530,000	477,126
4.69%, 10/23/2030	630,000	629,987
4.94%, 10/21/2036	455,000	441,363
5.05%, 07/23/2030	260,000	262,990
5.07%, 01/21/2037	590,000	576,805
5.09%, 04/20/2034	535,000	533,739
5.22%, 04/23/2031	373,000	379,070
5.33%, 07/23/2035	550,000	552,060
6.48%, 10/24/2029	530,000	553,326
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	579,640
2.21%, 08/17/2029	415,000	393,590
2.36%, 08/18/2031	580,000	524,731
4.68%, 03/10/2032	560,000	553,578
4.70%, 03/09/2031(2)	3,212,000	3,004,240
5.28%, 03/10/2037	710,000	700,251
5.29%, 11/19/2030	415,000	422,584
6.33%, 03/09/2044	230,000	243,543
Security Description	Shares or Principal Amount	Value

Banks (continued)
Huntington Bancshares, Inc.
5.27%, 01/15/2031	$310,000	$315,091
ING Groep NV
4.80%, 03/23/2032	420,000	418,190
5.42%, 03/23/2037	290,000	289,693
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	3,140,438
2.96%, 05/13/2031	1,708,000	1,593,955
3.51%, 01/23/2029	3,928,000	3,870,039
4.01%, 04/23/2029	5,046,000	5,005,447
5.77%, 04/22/2035	1,763,000	1,837,812
KBC Group NV
4.45%, 09/23/2031*	1,295,000	1,274,535
4.93%, 10/16/2030*	360,000	362,355
KeyCorp
4.79%, 06/01/2033	110,000	107,877
5.12%, 04/04/2031	470,000	474,811
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	459,633
3.75%, 01/11/2027	1,106,000	1,102,992
5.46%, 01/05/2028	475,000	478,144
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	306,780
6.13%, 03/08/2027*(2)	4,363,000	4,389,130
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	4,140,000	3,735,118
5.16%, 04/24/2031	200,000	202,814
5.19%, 09/12/2036	370,000	367,632
Mizuho Financial Group, Inc.
2.87%, 09/13/2030	337,000	318,280
4.71%, 07/08/2031	605,000	604,668
5.32%, 07/08/2036	1,265,000	1,269,270
Morgan Stanley
2.51%, 10/20/2032	3,649,000	3,235,867
2.70%, 01/22/2031	272,000	253,041
3.13%, 07/27/2026	73,000	72,810
3.22%, 04/22/2042	705,000	534,453
4.30%, 01/27/2045	275,000	229,935
4.43%, 01/23/2030	457,000	454,782
4.46%, 04/22/2039	300,000	276,798
4.71%, 03/12/2032	625,000	620,178
4.81%, 04/16/2032	360,000	359,119
5.04%, 07/19/2030	210,000	212,386
5.07%, 01/30/2037	585,000	572,382
5.30%, 04/10/2037	390,000	387,660
5.32%, 07/19/2035	285,000	287,271
5.42%, 07/21/2034	1,632,000	1,663,292
5.45%, 07/20/2029	688,000	700,643
5.47%, 01/18/2035	264,000	269,005
5.90%, 03/13/2047	870,000	871,611
NatWest Group PLC
4.45%, 05/08/2030	250,000	248,624
4.89%, 05/18/2029	400,000	402,598
5.08%, 01/27/2030	355,000	359,049
5.78%, 03/01/2035	495,000	513,294
6.02%, 03/02/2034	416,000	437,304
NatWest Markets PLC
5.41%, 05/17/2029*	615,000	629,833
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	390,000	389,444
5.07%, 01/24/2034	606,000	607,942
5.37%, 07/21/2036	610,000	612,971

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Santander Holdings USA, Inc.
6.17%, 01/09/2030	$570,000	$588,272
Santander UK Group Holdings PLC
4.86%, 09/11/2030	410,000	410,528
5.69%, 04/15/2031	680,000	699,703
6.53%, 01/10/2029	800,000	825,129
Skandinaviska Enskilda Banken AB
4.50%, 09/03/2030*	410,000	407,026
Societe Generale SA
1.79%, 06/09/2027*	420,000	418,765
3.00%, 01/22/2030*	352,000	329,676
3.34%, 01/21/2033*	1,135,000	1,029,195
5.51%, 05/22/2031*	893,000	911,873
Standard Chartered PLC
5.24%, 01/13/2037*	200,000	195,847
5.69%, 05/14/2028*	240,000	242,780
State Street Corp.
4.78%, 10/23/2036	265,000	258,504
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	4,466,447
3.04%, 07/16/2029	1,142,000	1,089,546
5.24%, 04/15/2030	300,000	306,311
5.71%, 01/13/2030	330,000	341,062
Toronto-Dominion Bank
5.30%, 01/30/2032	445,000	456,665
Truist Financial Corp.
4.96%, 10/23/2036	600,000	579,742
5.71%, 01/24/2035	308,000	316,962
7.16%, 10/30/2029	517,000	548,493
UBS Group AG
3.09%, 05/14/2032*	404,000	371,286
4.38%, 02/10/2031*(2)	3,708,000	3,399,381
4.40%, 09/23/2031*	265,000	260,309
4.84%, 11/06/2033*	790,000	778,388
5.01%, 03/23/2037*	665,000	644,758
5.20%, 08/10/2037*	365,000	357,915
6.30%, 09/22/2034*	200,000	212,687
UniCredit SpA
1.98%, 06/03/2027*	330,000	329,220
US Bancorp
5.08%, 05/15/2031	510,000	517,859
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,876,087
4.90%, 07/25/2033	443,000	442,102
4.96%, 01/23/2037	280,000	272,794
5.21%, 12/03/2035	1,280,000	1,278,041
5.39%, 04/24/2034	536,000	545,652
5.56%, 07/25/2034	485,000	498,294
5.57%, 07/25/2029	456,000	466,045
5.61%, 04/23/2036	1,835,000	1,881,898
		145,442,808
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	498,000	486,572
Constellation Brands, Inc.
4.80%, 05/01/2030	754,000	760,034
Maple Parent Holdings Corp.
5.05%, 03/26/2031*	185,000	185,383
5.70%, 03/26/2036*	142,000	142,177
		1,574,166
Security Description	Shares or Principal Amount	Value

Biotechnology — 0.3%
Amgen, Inc.
3.15%, 02/21/2040	$578,000	$449,104
4.85%, 02/19/2036	155,000	151,656
5.60%, 03/02/2043	146,000	143,992
5.65%, 03/02/2053	1,045,000	1,004,897
Biogen, Inc.
5.75%, 05/15/2035	360,000	374,934
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/2032*	2,414,000	2,477,367
		4,601,950
Building Materials — 0.3%
CRH America, Inc.
5.13%, 05/18/2045*	200,000	183,199
Masco Corp.
6.50%, 08/15/2032	250,000	269,721
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	3,210,000	3,260,648
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,130,251
		4,843,819
Chemicals — 0.1%
DowDuPont, Inc.
5.42%, 11/15/2048	106,000	98,602
DuPont de Nemours, Inc.
5.32%, 11/15/2038	420,000	414,005
EIDP, Inc.
5.13%, 05/15/2032	690,000	701,733
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	535,000	478,576
		1,692,916
Commercial Services — 0.9%
Ashtead Capital, Inc.
5.55%, 05/30/2033*	2,790,000	2,830,527
5.80%, 04/15/2034*	718,000	736,580
Element Fleet Management Corp.
5.04%, 03/25/2030*	720,000	727,645
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	170,060
7.00%, 10/15/2037*	719,000	818,029
Ford Foundation
2.82%, 06/01/2070	175,000	96,978
Global Payments, Inc.
2.90%, 05/15/2030	2,887,000	2,645,409
2.90%, 11/15/2031	1,048,000	922,057
5.30%, 08/15/2029	169,000	170,047
5.40%, 03/15/2033	135,000	131,983
5.55%, 11/15/2035	1,005,000	969,283
Pepperdine University
3.30%, 12/01/2059	290,000	180,409
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	491,733
5.10%, 08/09/2035	455,000	453,067
Toll Road Investors Partnership II LP
Zero Coupon, 02/15/2029*	2,723,000	2,257,150
Zero Coupon, 02/15/2031*	939,000	675,776
Zero Coupon, 02/15/2043*	1,259,395	453,382
University of Southern California
3.23%, 10/01/2120	280,000	154,529
		14,884,644

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers — 0.4%
Accenture Capital, Inc.
4.50%, 10/04/2034	$174,000	$167,637
Apple, Inc.
2.70%, 08/05/2051	890,000	547,646
CGI, Inc.
2.30%, 09/14/2031	380,000	331,834
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	3,767,000	3,848,875
5.30%, 04/01/2032	1,015,000	1,034,804
Leidos, Inc.
2.30%, 02/15/2031	235,000	209,177
5.00%, 03/15/2036	305,000	297,866
		6,437,839
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC
3.63%, 03/24/2032	1,762,000	1,659,291
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.75%, 01/15/2033	155,000	151,560
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	835,000	828,216
6.10%, 01/15/2027	610,000	616,601
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	1,255,000	1,209,294
3.30%, 01/30/2032	1,477,000	1,350,033
5.00%, 11/15/2035	185,000	178,974
Aircastle, Ltd. / Aircastle Ireland DAC
5.75%, 10/01/2031*	190,000	194,798
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	220,000	222,188
American Express Co.
4.80%, 10/24/2036	305,000	295,448
4.92%, 07/20/2033	245,000	245,581
5.44%, 01/30/2036	445,000	454,774
Aviation Capital Group LLC
5.13%, 04/10/2030*	355,000	357,370
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	856,000	829,398
2.75%, 02/21/2028*	257,000	248,199
4.20%, 04/15/2029*	250,000	245,468
4.38%, 05/01/2026*	614,000	614,000
4.70%, 01/30/2031*	305,000	299,602
4.85%, 04/01/2033*	475,000	458,142
4.95%, 01/15/2028*	506,000	507,810
4.95%, 10/15/2032*	112,000	109,273
5.15%, 01/15/2030*	195,000	196,034
5.75%, 03/01/2029*	120,000	122,747
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	419,902
5.20%, 09/11/2036	335,000	324,860
5.82%, 02/01/2034	1,300,000	1,337,197
6.05%, 02/01/2035	1,689,000	1,751,277
6.38%, 06/08/2034	2,029,000	2,144,843
Charles Schwab Corp.
5.00%, 06/01/2027(2)	3,313,000	3,292,427
5.85%, 05/19/2034	956,000	1,003,365
6.10%, 06/01/2031(2)	1,248,000	1,248,553
6.14%, 08/24/2034	1,643,000	1,753,738
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Discover Financial Services
6.70%, 11/29/2032	$4,075,000	$4,443,510
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	1,023,000	1,054,446
Jane Street Group/JSG Finance, Inc.
6.75%, 05/01/2033*	3,100,000	3,184,664
Jefferies Financial Group, Inc.
5.13%, 04/28/2031	2,336,000	2,303,565
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	2,081,031
6.00%, 05/20/2034	1,976,000	2,020,361
6.75%, 11/17/2028	689,000	721,004
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	882,900
Nasdaq, Inc.
5.55%, 02/15/2034	162,000	167,356
Nomura Holdings, Inc.
2.68%, 07/16/2030	350,000	320,863
		40,191,372
Electric — 2.3%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	62,358
AES Corp.
5.80%, 03/15/2032	510,000	518,715
Alabama Power Co.
3.75%, 03/01/2045	50,000	38,387
4.10%, 01/15/2042	63,000	52,241
5.70%, 02/15/2033	100,000	104,762
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	268,523
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,608,000	1,696,332
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	230,000	151,683
5.65%, 06/01/2054	330,000	320,972
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	176,000	188,631
Brazos Securitization LLC
5.41%, 09/01/2052*	1,837,000	1,715,940
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	280,620
5.95%, 12/15/2036	100,000	103,395
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	90,311
Constellation Energy Generation LLC
3.75%, 03/01/2031*	2,005,000	1,915,018
5.75%, 10/01/2041	950,000	955,703
5.80%, 03/01/2033	109,000	114,293
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	354,086	356,562
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	154,047
DTE Electric Co.
3.70%, 03/15/2045	111,000	84,637
Duke Energy Corp.
5.70%, 09/15/2055	325,000	305,882
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	106,549
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	196,420
4.15%, 12/01/2044	180,000	146,088

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	$350,000	$316,880
3.62%, 08/01/2027*	400,000	395,361
Electricite de France SA
5.95%, 04/22/2034*	375,000	391,488
6.90%, 05/23/2053*	983,000	1,045,404
Emera US Finance LP
4.75%, 06/15/2046	320,000	265,514
Empire District Bondco LLC
4.94%, 01/01/2035	754,290	762,063
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	3,140,152
5.00%, 09/30/2035*	405,000	394,182
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	341,601
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	148,348
5.80%, 03/15/2055	150,000	147,395
Entergy Mississippi LLC
5.85%, 06/01/2054	210,000	207,369
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	79,221
5.40%, 04/01/2034	211,000	216,605
Evergy, Inc.
2.90%, 09/15/2029	239,000	226,840
Fells Point Funding Trust
3.05%, 01/31/2027*	1,215,000	1,203,519
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028*	75,000	73,363
ITC Holdings Corp.
2.95%, 05/14/2030*	210,000	196,626
4.95%, 09/22/2027*	585,000	587,859
5.30%, 07/01/2043	175,000	160,217
5.50%, 04/15/2036*	50,000	50,313
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	2,876,000	2,584,162
5.10%, 01/15/2035	155,000	154,466
6.15%, 06/01/2037	100,000	105,973
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	183,926
Nevada Power Co.
5.38%, 09/15/2040	96,000	93,350
New England Power Co.
3.80%, 12/05/2047*	140,000	104,032
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	112,369
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	404,923
6.00%, 07/03/2055*	40,000	39,185
NRG Energy, Inc.
2.45%, 12/02/2027*	395,000	381,660
4.45%, 06/15/2029*	300,000	295,919
OGE Energy Corp.
5.45%, 05/15/2029	140,000	143,261
Ohio Power Co.
2.90%, 10/01/2051	335,000	200,787
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	276,589
Pacific Gas & Electric Co.
3.00%, 06/15/2028	1,428,000	1,380,877
3.30%, 08/01/2040	3,970,000	2,969,940
3.75%, 08/15/2042	75,000	56,058
Security Description	Shares or Principal Amount	Value

Electric (continued)
4.30%, 03/15/2045	$130,000	$101,734
4.45%, 04/15/2042	420,000	345,465
5.80%, 05/15/2034	683,000	700,434
5.90%, 10/01/2054	40,000	37,489
6.40%, 06/15/2033	355,000	377,696
6.75%, 01/15/2053	25,000	26,104
Pacific Gas and Electric Co.
6.00%, 08/15/2035	1,285,000	1,327,547
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	133,109
PG&E Recovery Funding LLC
5.23%, 06/01/2042	345,000	344,564
5.53%, 06/01/2051	410,000	405,689
5.54%, 07/15/2049	420,000	420,388
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	294,106
5.10%, 06/01/2054	385,000	346,173
5.21%, 12/01/2049	205,000	194,915
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	221,651
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	165,010
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	38,070
Public Service Co. of Oklahoma
5.20%, 01/15/2035	110,000	109,240
6.63%, 11/15/2037	450,000	488,718
Public Service Electric & Gas Co.
3.00%, 03/01/2051	675,000	433,428
5.70%, 12/01/2036	100,000	104,169
Puget Energy, Inc.
5.73%, 03/15/2035	205,000	206,218
San Diego Gas & Electric Co.
2.95%, 08/15/2051	445,000	278,909
5.95%, 03/15/2056	150,000	149,380
SCE Recovery Funding LLC
4.70%, 06/15/2042	356,145	349,170
5.11%, 12/14/2049	165,000	151,944
5.34%, 03/15/2047	335,000	333,179
Sigeco Securitization I LLC
5.03%, 11/15/2038	329,745	331,785
Southern California Edison Co.
4.05%, 03/15/2042	350,000	274,372
5.55%, 01/15/2036	100,000	98,961
5.75%, 04/15/2054	660,000	606,618
5.90%, 03/01/2055	255,000	240,069
Southern Co.
5.20%, 06/15/2033	696,000	704,352
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	82,930
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	87,702
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	152,527
Vistra Operations Co. LLC
5.70%, 12/30/2034*	155,000	156,493
6.00%, 04/15/2034*	318,000	328,132
		40,914,306
Electronics — 0.3%
Amphenol Corp.
5.30%, 11/15/2055	500,000	468,340

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics (continued)
Arrow Electronics, Inc.
2.95%, 02/15/2032	$2,600,000	$2,315,026
5.88%, 04/10/2034	1,627,000	1,676,825
		4,460,191
Entertainment — 0.0%
WMG Acquisition Corp.
3.00%, 02/15/2031*	820,000	755,458
Food — 0.4%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	331,789
5.38%, 01/09/2036*	200,000	200,245
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	610,000	608,059
5.63%, 03/10/2037*	15,000	14,973
5.95%, 04/20/2035	175,000	181,171
6.38%, 04/15/2066	685,000	659,523
6.75%, 03/15/2034	49,000	53,252
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	490,000	459,029
Kraft Heinz Foods Co.
4.63%, 10/01/2039	400,000	353,452
4.88%, 10/01/2049	485,000	397,147
Kroger Co.
5.00%, 09/15/2034	190,000	187,689
5.50%, 09/15/2054	140,000	129,934
Mars, Inc.
5.65%, 05/01/2045*	745,000	733,062
Performance Food Group, Inc.
6.13%, 09/15/2032*	2,170,000	2,199,664
Post Holdings, Inc.
4.50%, 09/15/2031*	270,000	253,837
4.63%, 04/15/2030*	681,000	661,615
Tyson Foods, Inc.
5.70%, 03/15/2034	165,000	171,120
		7,595,561
Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(3)(4)	152,938	38,235
Pindo Deli Pulp & Paper Mills PT FRS
8.51%, (3 ML+3.00%), 04/28/2027*(3)	747,821	0
		38,235
Gas — 0.4%
APA Infrastructure, Ltd.
5.13%, 09/16/2034*	227,000	224,834
Atmos Energy Corp.
4.13%, 10/15/2044	270,000	224,172
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,458,754
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	195,019
NiSource, Inc.
1.70%, 02/15/2031	360,000	313,735
3.60%, 05/01/2030	1,413,000	1,364,067
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	295,000	188,661
Security Description	Shares or Principal Amount	Value

Gas (continued)
3.95%, 10/01/2046	$71,000	$54,059
5.10%, 09/15/2035	150,000	148,261
		6,171,562
Healthcare-Products — 0.4%
Alcon Finance Corp.
2.60%, 05/27/2030*	989,000	915,470
2.75%, 09/23/2026*	716,000	711,693
3.00%, 09/23/2029*	1,307,000	1,243,754
5.38%, 12/06/2032*	707,000	723,317
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	1,534,000	1,568,700
Solventum Corp.
5.60%, 03/23/2034	543,000	555,109
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	510,000	504,872
		6,222,915
Healthcare-Services — 1.4%
Adventist Health System
5.43%, 03/01/2032	2,427,000	2,458,735
Children's Hospital
2.93%, 07/15/2050	340,000	216,269
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	163,086
Cigna Group
3.20%, 03/15/2040	815,000	633,879
CommonSpirit Health
2.78%, 10/01/2030	275,000	253,846
3.91%, 10/01/2050	275,000	201,634
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	220,019
Elevance Health, Inc.
4.65%, 08/15/2044	180,000	154,839
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	760,000	538,326
2.88%, 09/01/2050	400,000	252,172
Hartford HealthCare Corp.
3.45%, 07/01/2054	185,000	128,842
HCA, Inc.
3.50%, 07/15/2051	137,000	90,216
3.63%, 03/15/2032	170,000	158,691
4.90%, 11/15/2035	190,000	183,899
5.13%, 06/15/2039	335,000	316,814
5.45%, 09/15/2034	355,000	359,350
5.50%, 06/15/2047	390,000	357,877
5.75%, 03/01/2035	405,000	416,952
5.95%, 09/15/2054	200,000	192,016
6.10%, 04/01/2064	500,000	483,707
Humana, Inc.
5.88%, 03/01/2033	2,100,000	2,154,092
Icon Investments Six DAC
6.00%, 05/08/2034	1,524,000	1,557,342
Marin General Hospital
7.24%, 08/01/2045	1,226,000	1,309,765
Memorial Health Services
3.45%, 11/01/2049	620,000	435,493
MyMichigan Health
3.41%, 06/01/2050	155,000	106,541
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	458,750
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	181,550

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	$460,000	$282,389
Texas Health Resources
2.33%, 11/15/2050	220,000	122,353
4.33%, 11/15/2055	400,000	324,953
Toledo Hospital
5.33%, 11/15/2028	3,425,000	3,447,722
5.75%, 11/15/2038	1,296,000	1,289,406
UnitedHealth Group, Inc.
3.25%, 05/15/2051	345,000	228,388
3.50%, 08/15/2039	420,000	343,538
5.15%, 07/15/2034	3,146,000	3,183,557
5.88%, 02/15/2053	250,000	247,833
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	226,022
		23,680,863
Insurance — 1.0%
AIA Group, Ltd.
3.20%, 09/16/2040*	250,000	192,302
Aon North America, Inc.
5.45%, 03/01/2034	650,000	664,261
5.75%, 03/01/2054	225,000	216,452
Asurion LLC/Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	2,591,000	2,706,530
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	410,000	309,326
Brown & Brown, Inc.
4.95%, 03/17/2052	628,000	520,450
5.55%, 06/23/2035	968,000	964,849
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	430,000	434,939
F&G Global Funding
1.75%, 06/30/2026*	380,000	378,177
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	551,000	515,677
4.85%, 04/17/2028	2,552,000	2,566,339
5.63%, 08/16/2032	1,822,000	1,877,398
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	50,339
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	226,978
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	217,946
HUB International, Ltd.
7.25%, 06/15/2030*	2,009,000	2,078,252
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	231,074
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	195,925
Principal Financial Group, Inc.
4.11%, 02/15/2028*	321,000	318,180
Sammons Financial Group, Inc.
6.88%, 04/15/2034*	2,862,000	3,030,762
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	160,268
		17,856,424
Internet — 0.3%
Alphabet, Inc.
5.50%, 02/15/2046	290,000	285,183
5.65%, 02/15/2056	435,000	426,660
Security Description	Shares or Principal Amount	Value

Internet (continued)
5.75%, 02/15/2066	$265,000	$257,827
Amazon.com, Inc.
3.95%, 04/13/2052	655,000	497,015
4.88%, 03/13/2036	379,000	373,441
5.80%, 03/13/2056	310,000	305,115
Meta Platforms, Inc.
4.88%, 11/15/2035	730,000	711,461
5.25%, 05/15/2036	125,000	124,650
5.40%, 08/15/2054	250,000	222,196
5.50%, 11/15/2045	730,000	678,256
5.60%, 05/15/2053	525,000	482,671
5.63%, 11/15/2055	235,000	215,780
6.30%, 05/15/2056	285,000	284,609
Uber Technologies, Inc.
4.80%, 09/15/2034	240,000	235,202
		5,100,066
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033*	2,184,000	2,211,470
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,566,006
		3,777,476
Machinery-Diversified — 0.6%
CNH Industrial NV
3.85%, 11/15/2027	713,000	706,959
nVent Finance SARL
4.55%, 04/15/2028	225,000	223,749
Regal Rexnord Corp.
6.05%, 04/15/2028	829,000	849,790
6.30%, 02/15/2030	2,533,000	2,650,529
6.40%, 04/15/2033	1,964,000	2,088,370
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	3,564,000	3,575,149
		10,094,546
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	3,485,000	3,250,687
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	260,000	180,355
3.70%, 04/01/2051	525,000	322,120
4.80%, 03/01/2050	510,000	374,929
6.38%, 10/23/2035	471,000	475,889
Comcast Corp.
3.20%, 07/15/2036	300,000	251,214
3.25%, 11/01/2039	550,000	423,363
3.90%, 03/01/2038	273,000	234,615
4.20%, 08/15/2034	630,000	592,416
5.17%, 01/15/2037*	393,000	383,113
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	136,634
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	2,094,779
5.50%, 09/01/2041	700,000	603,637
		9,323,751
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.38%, 06/15/2045	100,000	84,895

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining — 0.6%
Anglo American Capital PLC
2.88%, 03/17/2031*	$1,551,000	$1,418,606
3.88%, 03/16/2029*	1,901,000	1,867,078
4.75%, 03/16/2052*	2,499,000	2,060,175
5.75%, 04/05/2034*	755,000	778,952
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036*	339,000	361,531
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	1,295,000	1,237,422
Glencore Funding LLC
2.85%, 04/27/2031*	2,121,000	1,932,817
5.51%, 04/01/2036*	240,000	241,687
5.63%, 04/04/2034*	390,000	400,824
		10,299,092
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
5.80%, 03/15/2037	300,000	315,824
Oil & Gas — 0.9%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	450,000	275,204
2.94%, 06/04/2051	500,000	314,858
ConocoPhillips Co.
5.50%, 01/15/2055	400,000	380,240
Coterra Energy, Inc.
5.40%, 02/15/2035	410,000	413,619
Devon Energy Corp.
5.75%, 09/15/2054	143,000	134,731
Eni SpA
4.25%, 05/09/2029*	1,407,000	1,398,590
5.50%, 05/15/2034*	3,097,000	3,170,433
5.95%, 05/15/2054*	290,000	289,521
Eni USA, Inc.
7.30%, 11/15/2027	200,000	208,442
EQT Corp.
3.63%, 05/15/2031*	807,000	759,231
3.90%, 10/01/2027	418,000	413,753
5.00%, 01/15/2029	697,000	701,824
Exxon Mobil Corp.
3.10%, 08/16/2049	510,000	345,594
Marathon Petroleum Corp.
4.75%, 09/15/2044	2,160,000	1,856,780
5.85%, 12/15/2045	974,000	929,133
Santos Finance, Ltd.
5.75%, 11/13/2035*	790,000	799,291
6.88%, 09/19/2033*	1,618,000	1,764,482
TotalEnergies Capital International SA
2.99%, 06/29/2041	760,000	570,257
3.46%, 07/12/2049	385,000	273,039
		14,999,022
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
5.00%, 06/15/2036	430,000	423,175
Packaging & Containers — 0.0%
Amcor Flexibles North America, Inc.
5.13%, 03/12/2036	495,000	482,464
Packaging Corp. of America
4.05%, 12/15/2049	385,000	292,985
		775,449
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 0.3%
AbbVie, Inc.
4.05%, 11/21/2039	$1,184,000	$1,037,025
4.40%, 11/06/2042	275,000	240,794
4.50%, 05/14/2035	420,000	405,866
4.75%, 03/15/2036	80,000	78,228
5.05%, 03/15/2034	115,000	116,591
5.55%, 03/15/2056	165,000	159,824
AstraZeneca PLC
4.00%, 09/18/2042	110,000	92,684
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	214,687
4.25%, 10/26/2049	401,000	321,569
4.55%, 02/20/2048	121,000	102,363
Cencora, Inc.
5.15%, 02/15/2035	780,000	782,978
CVS Health Corp.
4.30%, 03/25/2028	75,000	74,710
CVS Pass-Through Trust
4.70%, 01/10/2036*	171,095	157,389
7.51%, 01/10/2032*	124,629	131,096
8.35%, 07/10/2031*	164,901	178,559
Eli Lilly & Co.
5.00%, 02/09/2054	330,000	299,089
Novartis Capital Corp.
5.70%, 03/18/2056	130,000	130,215
Pfizer Investment Enterprises Pte., Ltd.
5.34%, 05/19/2063	745,000	673,602
Takeda Pharmaceutical Co., Ltd.
3.18%, 07/09/2050	693,000	452,878
5.65%, 07/05/2044	292,000	286,378
		5,936,525
Pipelines — 1.7%
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	405,899
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	1,036,000	877,038
Cheniere Energy Partners LP
5.55%, 10/30/2035	3,257,000	3,324,238
Cheniere Energy, Inc.
5.65%, 04/15/2034	260,000	267,846
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	1,130,000	1,146,044
5.96%, 02/15/2055*	765,000	746,091
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	230,000	233,775
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	310,890
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,450,247
5.45%, 03/27/2036	100,000	101,053
5.63%, 04/05/2034	800,000	825,581
5.70%, 03/08/2033	972,000	1,006,605
Energy Transfer LP
4.15%, 09/15/2029	189,000	186,337
5.35%, 01/15/2036	152,000	151,109
5.55%, 02/15/2028	676,000	688,045
6.05%, 06/01/2041	677,000	685,398
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	424,455	349,868
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,504,823

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP
4.95%, 03/14/2052	$3,197,000	$2,664,596
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	376,144
ONEOK Partners LP
6.65%, 10/01/2036	240,000	260,006
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,780,031
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	130,000	130,461
5.03%, 10/01/2029	150,000	150,959
Targa Resources Corp.
4.20%, 02/01/2033	507,000	481,632
4.95%, 04/15/2052	836,000	703,309
6.13%, 03/15/2033	2,375,000	2,512,288
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	2,624,000	2,700,618
Western Midstream Operating LP
5.25%, 02/01/2050	215,000	182,158
		29,203,089
Private Equity — 0.0%
Brookfield Finance, Inc.
4.70%, 09/20/2047	35,000	29,315
4.85%, 03/29/2029	197,000	197,696
		227,011
Real Estate — 0.2%
Bridge Housing Corp.
5.32%, 07/15/2035	1,910,000	1,900,311
CBRE Services, Inc.
5.95%, 08/15/2034	1,483,000	1,547,647
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	243,000	242,187
		3,690,145
REITS — 1.4%
American Tower Corp.
1.88%, 10/15/2030	545,000	484,105
2.10%, 06/15/2030	300,000	271,500
Boston Properties LP
2.55%, 04/01/2032	3,765,000	3,266,103
5.75%, 01/15/2035	1,501,000	1,507,928
6.50%, 01/15/2034	1,676,000	1,768,422
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	364,923
2.50%, 08/16/2031	215,000	191,943
5.75%, 02/15/2035	2,909,000	3,007,093
COPT Defense Properties LP
2.00%, 01/15/2029	175,000	163,643
2.75%, 04/15/2031	624,000	566,409
Crown Castle, Inc.
4.00%, 03/01/2027	71,000	70,746
DOC DR LLC
2.63%, 11/01/2031	265,000	235,900
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/2033	585,000	573,007
Equinix, Inc.
2.15%, 07/15/2030	2,406,000	2,168,224
Essex Portfolio LP
2.65%, 03/15/2032	365,000	322,620
Extra Space Storage LP
4.00%, 06/15/2029	415,000	408,287
Security Description	Shares or Principal Amount	Value

REITS (continued)
Goodman US Finance Eight LLC
5.88%, 04/28/2046*	$85,000	$82,712
Goodman US Finance Six LLC
5.13%, 10/07/2034*	185,000	183,120
Healthpeak OP LLC
2.13%, 12/01/2028	679,000	640,531
3.50%, 07/15/2029	356,000	343,871
Iron Mountain, Inc.
4.50%, 02/15/2031*	3,295,000	3,166,414
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	263,028
NNN REIT, Inc.
5.50%, 06/15/2034	240,000	243,966
Regency Centers LP
4.13%, 03/15/2028	400,000	398,890
Safehold GL Holdings LLC
2.80%, 06/15/2031	399,000	361,406
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	2,002,316
UDR, Inc.
2.10%, 08/01/2032	310,000	263,216
3.00%, 08/15/2031	55,000	50,580
Welltower OP LLC
6.50%, 03/15/2041	250,000	272,760
WP Carey, Inc.
2.40%, 02/01/2031	395,000	353,911
		23,997,574
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc.
6.13%, 06/15/2029*	1,534,000	1,561,059
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	2,038,000	1,857,259
McDonald's Corp.
6.30%, 10/15/2037	102,000	111,480
Penske Automotive Group, Inc.
3.75%, 06/15/2029	3,167,000	3,036,013
		6,565,811
Savings & Loans — 0.1%
Nationwide Building Society
5.54%, 07/14/2036*	1,180,000	1,189,748
Semiconductors — 0.4%
Analog Devices, Inc.
2.80%, 10/01/2041	273,000	198,103
Broadcom, Inc.
3.14%, 11/15/2035*	1,714,000	1,460,888
3.19%, 11/15/2036*	710,000	595,766
4.80%, 02/15/2036	167,000	162,975
4.93%, 05/15/2037*	996,000	970,367
5.05%, 07/12/2029	930,000	948,034
Foundry JV Holdco LLC
6.10%, 01/25/2036*	200,000	209,955
6.20%, 01/25/2037*	200,000	210,634
Intel Corp.
3.25%, 11/15/2049	330,000	212,943
3.73%, 12/08/2047	130,000	93,097
5.70%, 02/10/2053	200,000	187,079
KLA Corp.
3.30%, 03/01/2050	350,000	239,951
Marvell Technology, Inc.
2.95%, 04/15/2031	725,000	668,343
5.45%, 07/15/2035	636,000	650,473

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041	$745,000	$560,747
		7,369,355
Software — 1.0%
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	300,000	298,397
Fiserv, Inc.
3.50%, 07/01/2029	1,675,000	1,610,408
4.40%, 07/01/2049	175,000	132,604
5.15%, 08/12/2034	275,000	267,976
5.60%, 03/02/2033	1,191,000	1,207,689
Microsoft Corp.
3.04%, 03/17/2062	91,000	54,492
Oracle Corp.
3.60%, 04/01/2050	970,000	580,763
3.80%, 11/15/2037	200,000	158,147
3.85%, 07/15/2036	54,000	44,491
3.90%, 05/15/2035	46,000	38,938
3.95%, 03/25/2051	145,000	91,144
4.30%, 07/08/2034	81,000	72,049
4.38%, 05/15/2055	200,000	131,768
4.80%, 09/26/2032	345,000	328,048
5.20%, 09/26/2035	1,225,000	1,141,426
5.70%, 02/04/2036	1,582,000	1,519,271
5.88%, 09/26/2045	180,000	155,031
5.95%, 09/26/2055	904,000	757,216
6.55%, 02/04/2046	125,000	116,249
6.70%, 02/04/2056	545,000	502,273
6.85%, 02/04/2066	275,000	252,668
Roper Technologies, Inc.
4.75%, 02/15/2032	255,000	252,754
Salesforce, Inc.
5.20%, 03/15/2033	1,819,000	1,815,748
5.55%, 03/15/2036	1,819,000	1,813,975
6.40%, 03/15/2046	909,000	908,537
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,616,000	2,613,706
Synopsys, Inc.
5.70%, 04/01/2055	450,000	432,170
		17,297,938
Telecommunications — 0.9%
AT&T, Inc.
2.25%, 02/01/2032	765,000	667,494
3.55%, 09/15/2055	1,393,000	896,978
5.13%, 04/30/2036	110,000	108,196
Corning, Inc.
3.90%, 11/15/2049	355,000	266,280
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	958,538
NTT Finance Corp.
5.50%, 07/16/2035*	413,000	420,218
Orange SA
5.00%, 01/13/2036*	870,000	851,110
Rogers Communications, Inc.
4.50%, 03/15/2042	3,354,000	2,832,137
4.55%, 03/15/2052	3,354,000	2,644,261
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,710,738
3.40%, 10/15/2052	720,000	469,274
4.38%, 04/15/2040	317,000	277,209
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Vodafone Group PLC
5.63%, 02/10/2053	$732,000	$686,134
6.25%, 11/30/2032	300,000	321,752
		15,110,319
Transportation — 0.0%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	138,805
Canadian Pacific Railway Co.
4.70%, 05/01/2048	382,000	331,183
Union Pacific Corp.
4.10%, 09/15/2067	100,000	72,467
		542,455
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	180,000	179,081
Total Corporate Bonds & Notes (cost $553,619,788)		531,068,477
ASSET BACKED SECURITIES — 8.9%
Auto Loan Receivables — 2.8%
American Credit Acceptance Receivables Trust
Series 2025-4, Class A 4.42%, 05/14/2029*	2,623,770	2,626,642
Series 2026-2, Class C 4.85%, 05/10/2032*	745,000	742,876
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	89,161	89,588
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	1,034,000	1,054,712
BofA Auto Trust
Series 2026-1A, Class A2A 4.10%, 11/15/2028*	468,000	468,091
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C 5.65%, 04/16/2029	901,000	906,653
Carmax Select Receivables Trust
Series 2025-B, Class A2 4.19%, 03/15/2029	1,087,391	1,087,939
Carvana Auto Receivables Trust
Series 2023-N1, Class C 5.92%, 07/10/2029*	669,721	671,827
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	124,230	124,305
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	375,807	377,221
Consumer Portfolio Services Auto Trust
Series 2025-B, Class C 5.12%, 07/15/2031*	1,365,000	1,373,350
Credit Acceptance Auto Loan Trust
Series 2025-2A, Class B 4.87%, 01/15/2036*	1,020,000	1,022,261
Series 2024-3A, Class C 5.39%, 01/16/2035*	1,800,000	1,811,222
Series 2023-3A, Class A 6.39%, 08/15/2033*	189,844	190,173
Series 2024-1A, Class C 6.71%, 07/17/2034*	1,490,000	1,516,523

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
DT Auto Owner Trust
Series 2023-2A, Class C 5.79%, 02/15/2029*	$432,817	$433,704
Enterprise Fleet Financing
Series 2025-4, Class A2 4.05%, 08/20/2028*	1,099,000	1,098,180
Enterprise Fleet Financing LLC
Series 2026-1, Class A2 4.00%, 10/20/2028*	2,049,000	2,047,071
Series 2024-4, Class A2 4.69%, 07/20/2027*	338,106	338,801
Series 2023-3, Class A2 6.40%, 03/20/2030*	387,716	391,098
Exeter Automobile Receivables Trust
Series 2022-2A, Class D 4.56%, 07/17/2028	1,018,271	1,019,190
Series 2025-5A, Class D 5.16%, 03/15/2032	700,000	701,976
Series 2026-2A, Class D 5.51%, 08/16/2032	1,500,000	1,509,919
Series 2022-4A, Class D 5.98%, 12/15/2028	904,156	909,464
Series 2023-3A, Class C 6.21%, 06/15/2028	186,203	186,582
FHF Issuer Trust
Series 2024-1A, Class A2 5.69%, 02/15/2030*	682,992	687,191
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	73,122	73,041
Series 2025-2A, Class A2 4.75%, 03/15/2028*	101,703	101,820
Series 2025-4A, Class D 5.13%, 08/15/2031*	2,000,000	1,996,419
Series 2025-2A, Class D 5.59%, 01/15/2031*	2,100,000	2,129,715
Series 2023-3A, Class C 6.01%, 05/15/2029*	551,192	553,851
Series 2024-2A, Class C 6.03%, 02/15/2030*	1,955,000	1,982,567
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2 6.37%, 06/15/2028*	20,208	20,229
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A2A 4.58%, 09/15/2027*	778,346	779,945
M&T Bank RV Trust
Series 2026-1A, Class A 4.35%, 01/15/2046*	883,277	870,678
Research-Driven Pagaya Motor Asset Trust
Series 2026-2A, Class A3 5.38%, 02/26/2035*	1,700,000	1,697,241
Santander Drive Auto Receivables Trust
Series 2026-1, Class A2 4.04%, 03/15/2029	1,513,000	1,512,356
Series 2025-1, Class A3 4.74%, 01/16/2029	958,701	960,323
Series 2022-6, Class D 5.69%, 02/18/2031	2,200,000	2,217,175
Series 2024-3, Class D 5.97%, 10/15/2031	1,955,000	1,996,733
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Series 2024-2, Class D 6.28%, 08/15/2031	$1,456,000	$1,495,880
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A3 4.47%, 07/20/2028*	1,223,000	1,227,025
Series 2025-AA, Class A2 4.63%, 07/20/2027*	1,137,009	1,138,853
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	1,939,774	626,475
Westlake Automobile Receivables Trust
Series 2023-1A, Class C 5.74%, 08/15/2028*	505,169	506,423
Series 2023-4A, Class C 6.64%, 11/15/2028*	1,013,000	1,022,642
Series 2022-3A, Class D 6.68%, 04/17/2028*	1,653,775	1,662,569
		47,958,519
Credit Card Receivables — 0.3%
Continental Finance Credit Card ABS Master Trust
Series 2025-A, Class A 5.40%, 12/17/2035*	1,750,000	1,743,263
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	1,580,000	1,581,428
Perimeter Master Note Business Trust
Series 2025-1A, Class A 5.58%, 12/16/2030*	1,850,000	1,840,671
		5,165,362
Home Equity — 0.1%
GS Mtg.-Backed Securities Trust
Series 2026-CES1, Class A1 4.90%, 05/25/2056*(5)	890,818	883,212
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(6)	1,602,878	1,612,105
		2,495,317
Other Asset Backed Securities — 5.7%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 4.56%, (SOFR30A+0.91%), 12/26/2044*	78,939	77,647
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	293,462	273,991
Affirm Asset Securitization Trust
Series 2025-X1, Class A 5.08%, 04/15/2030*	18,276	18,284
AMSR Trust
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,700,097
Bain Capital Credit CLO, Ltd. FRS
Series 2021-6A, Class BR 5.22%, (TSFR3M+1.55%), 10/21/2034*	1,972,783	1,972,846
Series 2021-6A, Class CR 5.47%, (TSFR3M+1.80%), 10/21/2034*	1,562,236	1,557,996
Bastion Funding I LLC
Series 2023-1A, Class A2 7.12%, 04/25/2038*	616,941	620,615
BG Beta I, Ltd.
6.28%, 07/16/2054	965,000	970,830

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Black Diamond CLO, Ltd. FRS
Series 2021-1A, Class A2R 5.51%, (TSFR3M+1.85%), 11/22/2034*	$3,583,333	$3,584,877
Series 2019-2A, Class A2R 5.87%, (TSFR3M+2.20%), 07/23/2032*	2,724,119	2,728,257
Business Jet Securities LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	336,078	341,077
Series 2024-1A, Class B 6.92%, 05/15/2039*	56,013	57,125
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	600,344	597,951
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	365,000	349,380
CFIN Issuer LLC
Series 2022-RTL1, Class AA 4.75%, 02/16/2026*(5)	201,122	200,016
Columbia Cent CLO 30, Ltd. FRS
Series 2020-30A, Class B1R2 5.23%, (TSFR3M+1.55%), 01/20/2034*	1,978,941	1,978,907
Columbia Cent CLO 31, Ltd. FRS
Series 2021-31A, Class CR 5.53%, (TSFR3M+1.85%), 04/20/2034*	1,417,722	1,408,527
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	47,712	47,629
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,824,393
Diversified ABS Phase VI LLC
Series VI, Class A 7.50%, 11/28/2039	534,043	527,901
Diversified ABS Phase VIII LLC
Series 2024-1A, Class A1 7.08%, 05/30/2044*	1,464,363	1,490,773
DP Lion Holdco LLC
Series 2023-1A, Class A 8.24%, 11/30/2043	534,671	551,071
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 5.48%, (TSFR3M+1.81%), 04/15/2031*	5,500,000	5,507,469
Dryden 86 CLO, Ltd. FRS
Series 2020-86A, Class CR2 5.58%, (TSFR3M+1.90%), 07/17/2034*	4,596,611	4,573,922
FirstKey Homes Trust
Series 2022-SFR1, Class D 5.20%, 05/19/2039*	880,000	874,821
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(6)	2,200,000	2,111,175
Series 2021-GT2, Class A 3.85%, 10/25/2026*(6)	1,750,000	1,682,636
Series 2020-GT1, Class A 4.45%, 01/25/2028*(6)	2,000,000	1,971,401
Series 2024-SAT1, Class A 6.50%, 03/26/2027*(6)	2,160,000	2,141,769
Foundation Finance Trust
Series 2023-2A, Class D 9.10%, 06/15/2049*	938,840	996,825
FW Energy Asset Issuer LLC
7.15%, 08/25/2044	1,115,611	1,131,543
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
8.11%, 08/25/2044	$420,773	$424,474
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	421,583	367,288
Series 2017-2A, Class A 3.26%, 10/15/2053*	298,201	269,312
Series 2017-1A, Class A 3.74%, 10/15/2052*	61,598	56,945
GoodGreen, Ltd.
Series 2023-1A, Class A 5.90%, 01/17/2061*	907,016	898,625
Grene Energy
11.00%, 01/25/2027(1)	53,681	43,535
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	50,038	46,415
Series 2017-3A, Class A2 3.95%, 09/20/2048*	193,117	179,774
Series 2017-1A, Class A2 4.46%, 09/20/2047*	163,747	155,394
Hilton Grand Vacations Trust
Series 2025-3EXT, Class B 4.90%, 10/25/2044*	1,094,109	1,086,763
Identity Digital Capital LLC
6.79%, 03/20/2065	2,000,000	2,006,200
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	411,048	416,929
Series 2022-1, Class A2 7.80%, 11/10/2037	763,784	766,687
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039*	1,075,479	1,075,156
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR2 5.13%, (TSFR3M+1.45%), 07/20/2031*	2,063,550	2,063,517
MAN US CLO, Ltd. FRS
Series 2023-1A, Class B 6.68%, (TSFR3M+3.00%), 07/20/2035*	1,900,921	1,908,479
MNR ABS Issuer I LLC
8.95%, 12/15/2038	626,947	638,191
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	175,186	169,890
Neuberger Berman Loan Advisers CLO 44, Ltd. FRS
Series 2021-44A, Class CR 5.38%, (TSFR3M+1.70%), 10/16/2035*	820,473	817,148
NMABS Issuer I LLC
Series 2025-1A, Class A 5.14%, 11/22/2055*	1,578,354	1,541,644
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class BR 5.48%, (TSFR3M+1.85%), 11/13/2031*	1,940,049	1,941,234
OneMain Financial Issuance Trust
Series 2020-2A, Class B 2.21%, 09/14/2035*	1,585,000	1,537,451
Series 2022-3A, Class A 5.94%, 05/15/2034*	122,016	122,141
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	134,541	132,397
Series 2025-D, Class B 5.31%, 02/08/2033*	2,060,000	2,057,406

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
P4 SFR Holdco LLC
Series 2019, Class A 7.25%, 10/11/2026	$847,431	$839,974
Palmer Square Loan Funding, Ltd. FRS
Series 2025-1A, Class B 5.25%, (TSFR3M+1.60%), 02/15/2033*	2,000,000	1,986,046
Series 2025-2A, Class B 5.37%, (TSFR3M+1.70%), 07/15/2033*	4,500,000	4,490,428
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,789,471
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,975,232
Series 2025-SFR5, Class D 4.00%, 10/17/2042*	733,856	686,854
Series 2025-SFR6, Class C 4.00%, 12/17/2042*	710,000	668,845
Series 2026-SFR2, Class B 4.32%, 05/17/2043*	990,000	949,010
Series 2022-SFR2, Class E1 4.55%, 04/17/2027*	1,500,000	1,483,611
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,606,720
Purchasing Power Funding LLC
Series 2026-A, Class B 4.81%, 08/15/2030*	1,603,000	1,587,677
Reach ABS Trust
Series 2025-2A, Class B 5.12%, 08/18/2032*	1,040,000	1,040,254
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	85,945	79,416
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class BRR 5.23%, (TSFR3M+1.55%), 01/20/2036*	1,891,996	1,891,964
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	1,526,000	1,571,693
Store Master Funding
Series 2024-1A, Class A1 5.69%, 05/20/2054*	248,825	250,535
Series 2024-1A, Class A2 5.70%, 05/20/2054*	519,831	526,877
Stream Innovations Issuer Trust
Series 2026-1A, Class A 4.78%, 08/15/2046*	2,115,639	2,093,742
Towd Point Mtg. Trust
Series 2026-CES2, Class A1A 4.72%, 02/25/2066*(5)	1,376,214	1,358,555
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class BRR 5.17%, (TSFR3M+1.50%), 04/15/2034*	3,258,603	3,252,711
VM DEBT LLC
Series 2019-1, Class TR 7.46%, 07/18/2027	1,999,176	1,912,036
VOLT C LLC
Series 2021-NPL9, Class A1 5.99%, 05/25/2051*(5)	183,680	183,710
VOLT XCV LLC
Series 2021-NPL4, Class A1 6.24%, 03/27/2051*(5)	27,258	27,266
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 5.38%, (TSFR3M+1.71%), 10/15/2030*	$777,422	$778,086
Series 2012-4A, Class BR3 5.88%, (TSFR3M+2.21%), 10/15/2030*	446,999	448,942
Series 2012-4A, Class C1R3 7.23%, (TSFR3M+3.56%), 10/15/2030*	631,645	635,484
		98,709,885
Total Asset Backed Securities (cost $155,434,585)		154,329,083
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.7%
Commercial and Residential — 9.8%
ACREC LLC FRS
Series 2025-FL3, Class AS 5.30%, (TSFR1M+1.64%), 08/18/2042*	2,224,000	2,225,351
ACREC, Ltd. FRS
Series 2021-FL1, Class C 5.93%, (TSFR1M+2.26%), 10/16/2036*	1,389,000	1,388,914
Series 2021-FL1, Class D 6.43%, (TSFR1M+2.76%), 10/16/2036*	1,675,500	1,672,441
ACRES Commercial Realty LLC FRS
Series 2026-FL4, Class AS 5.61%, (TSFR1M+1.95%), 08/18/2044*	2,283,500	2,289,352
Anchor Mtg. Trust
Series 2025-RTL1, Class A1 5.72%, 05/25/2040*(5)	955,000	954,453
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*(5)	1,172,179	1,171,889
Series 2024-10, Class A1 5.35%, 10/25/2069*(5)	2,150,046	2,155,053
Series 2024-12, Class A1 5.65%, 10/25/2069*(5)	1,925,918	1,936,601
Angel Oak Mtg. Trust VRS
Series 2025-10, Class A1 4.96%, 09/25/2070*(6)	752,927	750,081
Arbor Realty Commercial Real Estate Notes LLC FRS
Series 2026-FL1, Class AS 5.41%, (TSFR1M+1.75%), 09/20/2043*	267,241	267,659
Series 2026-FL1, Class B 5.66%, (TSFR1M+2.00%), 09/20/2043*	1,376,836	1,377,699
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL4, Class A 5.12%, (TSFR1M+1.46%), 11/15/2036*	1,040,571	1,041,465
Series 2021-FL4, Class C 6.07%, (TSFR1M+2.41%), 11/15/2036*	1,850,500	1,850,762
Series 2022-FL1, Class D 6.64%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	5,065,498
Archwest Mtg. Trust
Series 2026-RTL1, Class A1 5.44%, 04/25/2041*(5)	1,400,000	1,401,930
ARDN Mtg. Trust FRS
Series 2025-ARCP, Class B 5.65%, (TSFR1M+2.00%), 06/15/2035*	3,177,000	3,177,993
AREIT Trust FRS
Series 2022-CRE6, Class B 5.49%, (SOFR30A+1.85%), 01/20/2037*	614,000	613,633
Series 2022-CRE6, Class C 5.79%, (SOFR30A+2.15%), 01/20/2037*	1,264,000	1,263,238
Series 2022-CRE6, Class D 6.49%, (SOFR30A+2.85%), 01/20/2037*	537,000	535,680

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
AREIT, Ltd. FRS
Series 2025-CRE10, Class AS 5.21%, (TSFR1M+1.54%), 01/17/2030*	$2,314,123	$2,308,500
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	2,563,434	2,669,031
BANK VRS
Series 2023-BNK46, Class AS 6.39%, 08/15/2056(6)	1,486,048	1,559,479
BANK5
Series 2026-5YR20, Class A3 5.10%, 02/15/2059	479,735	487,115
Series 2025-5YR17, Class A3 5.23%, 11/15/2058	2,060,760	2,100,564
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,247,688
BDS LLC FRS
Series 2026-FL17, Class AS 5.20%, (TSFR1M+1.55%), 05/19/2043*	1,401,113	1,401,551
Series 2024-FL13, Class A 5.24%, (TSFR1M+1.58%), 09/19/2039*	712,500	713,836
Series 2025-FL16, Class AS 5.26%, (TSFR1M+1.60%), 06/19/2043*	708,217	708,426
Series 2025-FL14, Class B 5.35%, (TSFR1M+1.69%), 10/17/2042*	1,425,617	1,425,871
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 4.47%, 08/25/2033(6)	50,134	46,394
Benchmark Mtg. Trust
Series 2025-V18, Class A3 5.18%, 10/15/2058	1,439,865	1,466,061
BMD2 Re-Remic Trust VRS
Series 2019-FRR1, Class 5A1 3.41%, 05/25/2052*(6)	1,843,000	1,733,405
BSPRT Issuer LLC FRS
Series 2026-FL13, Class AS 5.35%, (TSFR1M+1.70%), 10/18/2043*	274,500	274,929
BX Commercial Mtg. Trust FRS
Series 2025-BCAT, Class B 5.20%, (TSFR1M+1.55%), 08/15/2042*	912,692	913,262
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.33%, (TSFR1M+1.66%), 05/15/2038*	2,281,000	2,274,784
Series 2020-FL2, Class B 5.43%, (TSFR1M+1.76%), 02/15/2038*	875,000	874,308
Series 2021-FL4, Class B 5.58%, (TSFR1M+1.91%), 05/15/2038*	4,995,500	4,941,555
CAFL Issuer LP
Series 2025-RRTL2, Class A1 5.18%, 11/28/2040*(5)	875,000	873,490
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	2,995,992
CIP Commercial Mtg. Trust FRS
Series 2025-SBAY, Class A 5.05%, (TSFR1M+1.40%), 10/15/2037*	1,104,000	1,105,371
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(6)	843,000	834,559
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*(5)	$1,341,491	$1,341,444
COMM Mtg. Trust
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	5,050,913
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.94%, 04/10/2033*(6)	1,790,000	1,751,313
CSTL Commercial Mtg. Trust VRS
Series 2025-GATE2, Class C 5.32%, 11/10/2042*(6)	450,000	442,083
D2 Multifamily Credit Issuer, Ltd. FRS
Series 2026-FL1, Class A 5.11%, (TSFR1M+1.45%), 11/19/2043*	500,000	500,469
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	26,227	26,058
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.54%, 06/10/2034*(6)	1,000,000	952,500
Deephaven Residential Mtg. Trust
Series 2024-1, Class A1 5.74%, 07/25/2069*(5)	2,617,057	2,637,455
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 4.52%, (TSFR1M+0.85%), 07/19/2044	302,935	294,925
ELM Trust VRS
Series 2024-ELM, Class C10 6.40%, 06/10/2039*(6)	433,675	433,705
Series 2024-ELM, Class C15 6.40%, 06/10/2039*(6)	591,167	591,657
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 4.27%, (TSFR1M+0.61%), 09/25/2035	1,879	1,893
ILPT Commercial Mtg. Trust VRS
Series 2025-LPF2, Class A 5.47%, 07/13/2042*(6)	2,218,000	2,239,698
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 4.14%, 03/25/2035(6)	35,398	34,097
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 4.59%, 10/25/2033(6)	70,607	67,983
LoanCore Issuer LLC FRS
Series 2025-CRE8, Class AS 5.26%, (TSFR1M+1.59%), 08/17/2042*	4,351,500	4,353,022
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1 4.41%, (TSFR1M+0.75%), 10/25/2028	14,608	14,400
Series 2003-G, Class A2 4.88%, (TSFR6M+1.11%), 01/25/2029	85,054	83,105
MF1 LLC FRS
Series 2025-FL19, Class A 5.15%, (TSFR1M+1.49%), 05/18/2042*	2,337,221	2,341,601
Series 2025-FL17, Class AS 5.23%, (TSFR1M+1.57%), 02/18/2040*	2,216,049	2,214,793
Series 2025-FL17, Class B 5.45%, (TSFR1M+1.79%), 02/18/2040*	1,401,955	1,401,439
Series 2026-FL22, Class B 5.46%, (TSFR1M+1.80%), 11/18/2043*	3,642,251	3,642,251
Series 2024-FL16, Class AS 5.60%, (TSFR1M+1.94%), 11/18/2039*	2,541,544	2,551,100

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2025-FL20, Class B 5.61%, (TSFR1M+1.95%), 02/18/2043*	$2,621,351	$2,630,081
Series 2024-FL14, Class AS 5.89%, (TSFR1M+2.24%), 03/19/2039*	2,090,344	2,095,358
MF1, Ltd. FRS
Series 2024-FL15, Class AS 5.70%, (TSFR1M+2.04%), 08/18/2041*	2,321,000	2,330,257
Series 2022-FL8, Class C 5.86%, (TSFR1M+2.20%), 02/19/2037*	1,327,832	1,328,449
Series 2022-FL8, Class D 6.31%, (TSFR1M+2.65%), 02/19/2037*	767,466	767,547
Morgan Stanley Residential Mtg. Loan Trust
Series 2025-NQM4, Class A1 5.59%, 06/25/2070*(5)	1,420,485	1,427,966
Series 2024-NQM1, Class A1 6.15%, 12/25/2068*(5)	992,609	998,377
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2026-NQM2, Class A1 4.73%, 01/26/2071*(6)	1,589,505	1,575,953
Series 2026-NQM1, Class A1 4.81%, 12/25/2070*(6)	562,475	558,513
Series 2026-NQM3, Class A1 5.21%, 03/25/2071*(6)	2,086,283	2,086,500
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	1,920,000	1,708,819
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	905,120
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(6)	1,808,281	1,919,543
MTN Commercial Mtg. Trust VRS
Series 2026-LPFX, Class A 5.15%, 05/15/2043*(6)	2,000,000	2,001,061
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(5)	1,200,000	1,206,891
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(5)	1,521,252	1,521,252
New Residential Mtg. Loan Trust VRS
Series 2026-NQM2, Class A1 4.74%, 12/25/2065*(6)	1,563,261	1,548,970
Series 2026-NQM3, Class A1 4.83%, 02/25/2066*(6)	2,223,338	2,207,036
Series 2026-NQM4, Class A1 5.00%, 02/25/2066*(6)	1,692,116	1,686,290
Series 2025-NQM4, Class A1 5.35%, 07/25/2065*(6)	3,837,042	3,848,400
OBX Trust
Series 2025-NQM15, Class A1 5.14%, 07/27/2065*(5)	740,754	741,120
Series 2025-NQM14, Class A1 5.16%, 07/25/2065*(5)	735,067	735,637
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*(5)	747,992	749,574
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(5)	1,055,218	1,063,646
OBX Trust VRS
Series 2025-NQM16, Class A1 4.91%, 08/25/2065*(6)	1,044,952	1,041,197
Series 2025-NQM18, Class A1 5.06%, 09/25/2065*(6)	747,644	746,615
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
PFP, Ltd. FRS
Series 2024-11, Class A 5.49%, (TSFR1M+1.83%), 09/17/2039*	$1,608,717	$1,611,231
Series 2025-12, Class B 5.70%, (TSFR1M+2.04%), 12/18/2042*	1,328,500	1,330,575
PLYM Commercial Mtg. Trust FRS
Series 2026-IND, Class B 5.10%, (TSFR1M+1.45%), 03/15/2043*	797,000	795,012
PMT Loan Trust FRS
Series 2025-INV12, Class A35 4.95%, (SOFR30A+1.30%), 12/25/2056*	1,718,702	1,726,174
Series 2025-CNF2, Class A26 5.05%, (SOFR30A+1.40%), 01/25/2057*	2,201,222	2,209,507
Series 2026-INV4, Class A36 5.11%, (SOFR30A+1.45%), 03/25/2057*	956,548	956,516
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(6)	1,199,455	1,142,642
PRM7 Trust VRS
Series 2025-PRM7, Class C 5.11%, 11/10/2042*(6)	550,000	536,896
PRPM LLC
Series 2023-RCF2, Class A1 4.00%, 11/25/2053*(5)	351,143	346,695
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	650,000	659,507
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 4.46%, (TSFR1M+0.79%), 10/20/2034	200,257	184,556
Series 2003-1, Class 1A 4.54%, (TSFR1M+0.87%), 04/20/2033	147,113	137,739
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,793,322
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 5.59%, (SOFR30A+1.95%), 11/15/2038*	759,000	758,066
Series 2022-FL3, Class C 5.84%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,426,439
Series 2021-FL2, Class C 5.88%, (TSFR1M+2.21%), 04/18/2038*	1,072,500	1,070,531
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 4.28%, (TSFR1M+0.61%), 07/19/2035	83,264	80,381
STWD LLC FRS
Series 2025-FL4, Class AS 5.36%, (TSFR1M+1.70%), 11/19/2042*	1,179,649	1,181,126
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 5.28%, 12/25/2044(6)	25,907	25,724
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(5)	1,400,000	1,405,085
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(6)	2,419,915	2,170,476
TRTX Issuer, Ltd. FRS
Series 2025-FL7, Class AS 5.36%, (TSFR1M+1.70%), 06/18/2043*	1,491,550	1,494,562
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,695,686

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Verus Securitization Trust
Series 2024-1, Class A1 5.71%, 01/25/2069*(5)	$504,896	$506,377
Verus Securitization Trust VRS
Series 2025-9, Class A1 4.94%, 10/27/2070*(6)	504,514	503,300
Series 2024-8, Class A1 5.36%, 10/25/2069*(6)	468,948	470,355
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 4.23%, (TSFR1M+0.57%), 04/25/2045	11,223	10,949
Wells Fargo Commercial Mtg. Trust
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,872,215
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	5,174,384
		170,769,967
U.S. Government Agency — 3.9%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.68%, 11/25/2049*(6)	690,000	685,761
Series 2018-W5FX, Class BFX 3.79%, 04/25/2028*(6)	2,000,000	1,913,839
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K146, Class A2 2.92%, 06/25/2032	2,225,000	2,048,030
Series K065, Class A2 3.24%, 04/25/2027	776,000	769,908
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.21%, 07/25/2029(6)(7)	1,848,559	56,243
Series K098, Class X1 1.26%, 08/25/2029(6)(7)	3,220,694	106,064
Series K110, Class XAM 1.95%, 04/25/2030(6)(7)	914,237	59,611
Series K070, Class A2 3.30%, 11/25/2027(6)	681,000	672,566
Series W5FX, Class AFX 3.34%, 04/25/2028(6)	719,000	706,446
Series K-150, Class A2 3.71%, 09/25/2032(6)	1,895,000	1,816,773
Series K077, Class AM 3.85%, 05/25/2028(6)	2,745,000	2,721,590
Series K081, Class A2 3.90%, 08/25/2028(6)	1,255,000	1,246,079
Series K-160, Class A2 4.50%, 08/25/2033(6)	2,000,000	1,996,268
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA Zero Coupon, 11/15/2037(8)	186,650	156,120
Series 3582, Class MO Zero Coupon, 10/15/2039(8)	190,258	171,223
Series 4371, Class GZ 2.00%, 05/15/2042	1,102,528	993,254
Series 5190, Class EC 2.00%, 12/25/2051	1,467,505	1,309,483
Series 4474, Class HJ 3.00%, 07/15/2039	46,009	44,123
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 4623, Class WI 4.00%, 08/15/2044(7)	$19,768	$1,597
Series 4471, Class PI 4.50%, 12/15/2040(7)	7,249	665
Series 2691, Class ZU 5.50%, 09/15/2033	591,101	604,996
Series 3845, Class AI 5.50%, 02/15/2036(7)	21,333	3,224
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 4.25%, (SOFR30A+0.61%), 07/15/2042	91,066	90,015
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	180,547	161,224
Series 2023-1, Class MT 3.00%, 10/25/2062	1,691,314	1,422,543
Series 2022-1, Class MTU 3.25%, 11/25/2061	2,079,379	1,804,182
Series 2018-1, Class M60C 3.50%, 05/25/2057	1,722,921	1,608,723
Series 2019-1, Class MT 3.50%, 07/25/2058	989,254	891,597
Series 2019-2, Class MA 3.50%, 08/26/2058	1,692,489	1,630,622
Series 2019-3, Class MB 3.50%, 10/25/2058	787,096	657,735
Series 2019-3, Class MV 3.50%, 10/25/2058	168,807	159,923
Series 2024-2, Class MT 3.50%, 05/25/2064	1,999,019	1,759,040
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,252,114	1,186,785
Series 2019-4, Class M55D 4.00%, 02/25/2059	683,229	640,215
Series 2022-2, Class M5TU 4.00%, 04/25/2062	2,079,252	1,943,874
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042	328,547	298,497
3.00%, 01/15/2044	129,296	117,897
3.50%, 07/15/2042	677,642	632,712
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,507,622	1,484,317
Federal National Mtg. Assoc. REMIC
Series 2026-M10, Class X1 Zero Coupon, 07/25/2035(7)	7,384,000	1,154
Series 2008-11, Class DO Zero Coupon, 03/25/2038(8)	277,106	244,825
Series 2020-M50, Class A2 1.20%, 10/25/2030	307,976	298,606
Series 2016-19, Class AD 2.00%, 04/25/2046	67,615	62,912
Series 2013-1, Class YI 3.00%, 02/25/2033(7)	71,537	4,569
Series 2013-64, Class KI 3.00%, 02/25/2033(7)	15,106	771
Series 2016-38, Class NA 3.00%, 01/25/2046	199,433	186,717
Series 2010-43, Class AH 3.25%, 05/25/2040	31,243	29,688
Series 2014-10, Class KM 3.50%, 09/25/2043	67,562	65,955

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2014-35, Class CA 3.50%, 06/25/2044	$40,055	$39,218
Series 2019-7, Class CA 3.50%, 11/25/2057	552,418	533,515
Series 2010-113, Class GB 4.00%, 10/25/2040	44,847	44,351
Series 2016-40, Class IQ 4.00%, 07/25/2046(7)	132,025	23,619
Series 2010-47, Class MB 5.00%, 09/25/2039	455,402	459,991
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,114,950	1,157,307
Series 2002-56, Class ZQ 6.00%, 09/25/2032	92,321	94,715
Series 2005-109, Class GE 6.00%, 12/25/2035	1,053,599	1,070,410
Federal National Mtg. Assoc. REMIC VRS
Series 2026-M9, Class A1 1.57%, 10/25/2031(6)	410,040	369,831
Series 2026-M9, Class A 1.57%, 01/25/2033(6)	410,040	367,708
Series 2026-M9, Class A2 1.57%, 01/25/2033(6)	2,324,250	1,959,622
Series 2022-M3, Class A2 1.76%, 11/25/2031(6)	2,400,000	2,087,597
Series 2026-M10, Class A1 1.85%, 06/25/2031(6)	943,000	870,949
Series 2026-M10, Class A2 1.85%, 07/25/2035(6)	5,346,000	4,524,888
Series 2026-M10, Class PS 1.85%, 07/25/2035(6)	1,095,000	953,919
Series 2020-M50, Class X1 1.93%, 10/25/2030(6)(7)	4,995,676	147,032
Series 2021-M3, Class X1 1.94%, 11/25/2033(6)(7)	3,498,943	198,042
Series 2020-M38, Class X2 2.09%, 11/25/2028(6)(7)	1,674,074	54,565
Series 2022-M1S, Class A2 2.15%, 04/25/2032(6)	2,470,000	2,184,546
Series 2017-M3, Class A2 2.55%, 12/25/2026(6)	181,309	179,600
Series 2017-M8, Class A2 3.06%, 05/25/2027(6)	725,250	717,988
Series 2015-M10, Class A2 3.09%, 04/25/2027(6)	688,144	683,010
Series 2017-M5, Class A2 3.12%, 04/25/2029(6)	467,370	454,062
Series 2017-M12, Class A2 3.17%, 06/25/2027(6)	599,122	592,513
Series 2018-M4, Class A2 3.17%, 03/25/2028(6)	510,567	501,743
Series 2018-M3, Class A2 3.18%, 02/25/2030(6)	345,191	332,687
Series 2018-M10, Class A2 3.47%, 07/25/2028(6)	1,388,891	1,367,898
Series 2022-M2S, Class A2 3.88%, 08/25/2032(6)	1,617,860	1,562,045
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(8)	58,905	50,797
Series 2021-77, Class PA 1.00%, 08/20/2050	949,218	727,715
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2011-123, Class MA 4.00%, 07/20/2041	$69,349	$67,796
Series 2012-12, Class KN 4.50%, 09/20/2041	44,789	44,859
Series 2005-55, Class Z 4.75%, 07/20/2035	879,184	876,720
Series 2009-92, Class ZC 5.00%, 10/20/2039	422,240	439,179
Series 2010-105, Class B 5.00%, 08/20/2040	409,708	418,479
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 4.22%, (TSFR1M+0.55%), 06/20/2065	82,177	82,105
Series 2015-H16, Class FG 4.22%, (TSFR1M+0.55%), 07/20/2065	183,461	183,297
Series 2015-H16, Class FL 4.22%, (TSFR1M+0.55%), 07/20/2065	305,885	305,631
Series 2011-H06, Class FA 4.23%, (TSFR1M+0.56%), 02/20/2061	110,990	110,919
Series 2015-H07, Class ES 4.25%, (TSFR1M+0.58%), 02/20/2065	173,675	173,588
Series 2015-H05, Class FC 4.26%, (TSFR1M+0.59%), 02/20/2065	416,267	416,116
Series 2015-H06, Class FA 4.26%, (TSFR1M+0.59%), 02/20/2065	291,761	291,651
Series 2015-H08, Class FC 4.26%, (TSFR1M+0.59%), 03/20/2065	619,574	619,353
Series 2015-H12, Class FA 4.26%, (TSFR1M+0.59%), 05/20/2065	204,133	204,053
Series 2013-H18, Class EA 4.28%, (TSFR1M+0.61%), 07/20/2063	20,199	20,196
Series 2015-H23, Class FB 4.30%, (TSFR1M+0.63%), 09/20/2065	134,033	134,053
Series 2015-H26, Class FG 4.30%, (TSFR1M+0.63%), 10/20/2065	116,976	116,996
Series 2012-H08, Class FB 4.38%, (TSFR1M+0.71%), 03/20/2062	72,737	72,820
Series 2014-H09, Class TA 4.38%, (TSFR1M+0.71%), 04/20/2064	38,955	39,032
Series 2015-H29, Class FL 4.38%, (TSFR1M+0.71%), 11/20/2065	323,406	323,780
Series 2015-H30, Class FE 4.38%, (TSFR1M+0.71%), 11/20/2065	494,035	494,527
Series 2015-H32, Class FH 4.44%, (TSFR1M+0.77%), 12/20/2065	109,722	109,958
Series 2016-H26, Class FC 4.78%, (TSFR1M+1.11%), 12/20/2066	92,143	92,737
Government National Mtg. Assoc. REMIC VRS
Series 2015-137, Class W 5.17%, 10/20/2040(6)	421,009	430,043
Series 2015-137, Class WA 5.55%, 01/20/2038(6)	13,384	13,765
Seasoned Credit Risk Transfer Trust
Series 2025-2, Class MTU 3.25%, 06/25/2065	1,249,207	1,058,914
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1 3.00%, 05/25/2035	2,023,320	1,879,534
		68,800,945
Total Collateralized Mortgage Obligations (cost $244,328,943)		239,570,912

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.4%
U.S. Government — 26.7%
United States Treasury Bonds
1.13%, 05/15/2040	$515,000	$322,398
1.38%, 11/15/2040(9)	17,380,000	11,116,411
1.38%, 08/15/2050	9,185,000	4,437,144
1.63%, 11/15/2050	2,825,000	1,455,979
1.75%, 08/15/2041	6,050,000	4,015,924
1.88%, 02/15/2041 to 11/15/2051	16,502,800	10,263,331
2.00%, 08/15/2051	2,400,000	1,349,156
2.25%, 05/15/2041 to 02/15/2052	12,220,000	7,686,572
2.38%, 02/15/2042 to 11/15/2049	8,550,000	5,930,273
2.75%, 08/15/2042	4,100,000	3,109,113
2.88%, 05/15/2043 to 05/15/2052	6,954,000	5,113,501
3.00%, 11/15/2044 to 08/15/2052	7,503,000	5,334,346
3.13%, 02/15/2043	4,020,000	3,192,288
3.38%, 05/15/2044	3,500,000	2,834,316
3.50%, 02/15/2039	351,200	315,010
3.63%, 08/15/2043 to 02/15/2053	18,500,000	15,211,932
3.75%, 11/15/2043	9,944,000	8,543,683
3.88%, 08/15/2040 to 05/15/2043	7,900,000	7,161,244
4.25%, 11/15/2040 to 08/15/2054	28,108,000	24,893,868
4.38%, 02/15/2038 to 08/15/2043	20,860,000	19,542,319
4.50%, 02/15/2044 to 11/15/2054	24,760,000	23,450,480
4.63%, 11/15/2044 to 11/15/2045	7,585,000	7,256,913
4.75%, 11/15/2043 to 05/15/2055	8,975,000	8,755,568
United States Treasury Bonds TIPS
1.75%, 01/15/2028(10)	1,824,756	1,853,985
2.50%, 01/15/2029(10)	5,798,134	6,033,603
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2029 to 02/15/2041	77,037,724	54,626,987
United States Treasury Notes
0.63%, 08/15/2030	620,000	538,286
1.25%, 08/15/2031	490,000	424,750
1.38%, 11/15/2031	9,387,000	8,126,722
1.50%, 11/30/2028 to 02/15/2030	5,660,000	5,310,441
1.63%, 05/15/2031	18,145,000	16,156,847
1.88%, 02/28/2029	2,105,000	1,990,870
2.75%, 05/31/2029	400,000	386,469
2.88%, 04/30/2029 to 05/15/2032	30,385,000	28,606,820
3.13%, 08/31/2029	2,235,000	2,178,252
3.25%, 06/30/2029	7,000,000	6,860,547
3.75%, 05/31/2030	2,622,000	2,598,955
4.00%, 03/31/2030 to 11/15/2035	49,131,300	48,648,809
4.13%, 07/31/2028	11,700,000	11,757,586
4.25%, 06/30/2029 to 11/15/2034	86,965,000	87,337,390
4.88%, 10/31/2030	210,000	217,407
		464,946,495
U.S. Government Agency — 17.7%
Federal Home Loan Mtg. Corp.
2.00%, 02/01/2042 to 03/01/2052	16,581,163	13,397,932
2.50%, 08/01/2036 to 07/01/2053	10,521,337	8,919,260
3.00%, 10/01/2037 to 10/01/2053	17,504,955	15,493,185
3.50%, 11/01/2037 to 05/01/2052	3,455,179	3,219,353
3.75%, 08/01/2032	2,200,000	2,111,623
4.00%, 08/01/2037 to 09/01/2049	2,094,075	2,000,915
4.50%, 07/01/2040 to 11/01/2052	2,762,477	2,698,334
5.00%, 11/01/2035 to 02/01/2055	4,335,615	4,282,436
5.50%, 06/01/2026 to 07/01/2055	5,113,876	5,151,977
6.00%, 03/01/2054	247,291	252,373
6.50%, 07/01/2054 to 09/01/2054	750,687	786,765
Federal National Mtg. Assoc.
1.50%, 02/01/2042	60,603	51,547
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
1.93%, 11/01/2031	$2,600,000	$2,292,235
2.00%, 01/01/2032 to 02/01/2052	11,667,196	10,033,645
2.42%, 10/01/2029	1,808,541	1,704,497
2.50%, 11/01/2031 to 03/01/2062	41,220,801	35,021,281
2.83%, 05/01/2027	2,314,780	2,286,255
2.92%, 02/01/2030 to 05/01/2030	3,396,846	3,238,959
2.94%, 05/01/2030	1,592,479	1,517,579
2.97%, 06/01/2030	1,693,905	1,615,961
3.00%, 11/01/2028 to 06/01/2062	28,260,611	24,894,611
3.03%, 04/01/2030	2,000,000	1,915,350
3.16%, 02/01/2032	2,517,436	2,371,220
3.50%, 04/01/2038 to 06/01/2062	10,152,880	9,262,945
3.54%, 06/01/2032	2,723,000	2,593,450
3.76%, 12/01/2035	1,642,269	1,549,167
3.81%, 12/01/2028	920,000	912,043
3.89%, 09/01/2032	2,314,000	2,237,641
3.90%, 02/01/2033	2,150,000	2,075,524
3.92%, 09/01/2032	2,000,000	1,945,244
3.95%, 01/01/2027	113,409	113,235
4.00%, 01/01/2035 to 10/01/2049	6,372,654	6,148,962
4.17%, 05/01/2033	1,500,000	1,470,316
4.22%, 10/01/2032	1,664,000	1,641,473
4.31%, 06/01/2030	2,000,000	2,007,486
4.33%, 01/01/2033	1,993,340	1,974,838
4.50%, 03/01/2034 to 09/01/2052	4,908,550	4,835,285
4.52%, 10/01/2033	800,000	801,629
4.55%, 09/01/2033	1,959,740	1,967,665
4.59%, 04/01/2033	2,083,000	2,085,605
4.74%, 02/01/2033	1,915,000	1,934,646
4.85%, 12/01/2032	1,254,108	1,280,831
5.00%, 03/01/2034 to 01/01/2054	7,682,712	7,627,385
5.08%, 02/01/2030	1,584,506	1,619,403
5.29%, 12/01/2032	1,474,752	1,523,878
5.50%, 11/01/2034 to 05/01/2058	2,659,792	2,707,404
5.53%, 03/01/2038	554,923	569,306
6.00%, 02/01/2033 to 07/01/2055	4,518,523	4,624,318
6.50%, 02/01/2053	487,524	509,169
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 03/20/2052	6,258,027	5,151,049
2.50%, 08/20/2051 to 04/20/2052	15,926,411	13,651,684
3.00%, 11/20/2044 to 09/20/2055	17,442,360	15,580,330
3.50%, 10/20/2033 to 02/20/2052	6,473,798	5,906,429
4.00%, 12/20/2042 to 10/20/2052	9,054,745	8,534,533
4.25%, 01/20/2045 to 06/20/2045	2,536,546	2,431,120
4.50%, 04/15/2039 to 01/20/2053	9,066,940	8,842,927
5.00%, 05/20/2052 to 06/20/2063	7,834,473	7,777,807
5.50%, 12/15/2036 to 04/20/2055	5,188,097	5,243,436
6.00%, 12/15/2032	3,132	3,159
Government National Mtg. Assoc. FRS
5.15%, (1 Yr USTYCR+1.64%), 05/20/2072	1,851,637	1,939,431
5.18%, (1 Yr USTYCR+1.65%), 04/20/2072	1,998,040	2,091,104
5.21%, (1 Yr USTYCR+1.70%), 03/20/2072	1,817,026	1,903,612
5.31%, (1 Yr USTYCR+1.78%), 09/20/2071	1,927,481	2,015,982
5.34%, (1 Yr USTYCR+1.82%), 07/20/2072	1,795,459	1,899,528
5.35%, (1 Yr USTYCR+1.81%), 04/20/2072	1,880,382	1,978,226
5.37%, (1 Yr USTYCR+1.83%), 08/20/2071	1,885,648	1,973,925
5.48%, (1 Yr USTYCR+1.97%), 03/20/2072	1,682,439	1,772,440
Resolution Funding Corp. STRIPS
Zero Coupon, 01/15/2030	1,000,000	859,420
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	249,849	232,851

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2012-20H, Class 1 2.37%, 08/01/2032	$115,959	$109,544
Series 2013-20F, Class 1 2.45%, 06/01/2033	329,223	311,238
Series 2013-20G, Class 1 3.15%, 07/01/2033	400,562	383,991
Series 2013-20H, Class 1 3.16%, 08/01/2033	416,475	398,902
Series 2013-20I, Class 1 3.62%, 09/01/2033	164,997	160,839
Tennessee Valley Authority
4.25%, 09/15/2065	405,000	328,465
4.63%, 09/15/2060	240,000	210,363
Uniform Mtg. Backed Securities
2.50%, May 30 TBA	2,775,000	2,323,238
4.00%, May 30 TBA	200,000	187,539
6.00%, May 30 TBA	2,075,000	2,118,228
		307,597,481
Total U.S. Government & Agency Obligations (cost $825,101,430)		772,543,976
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Chile Government International Bond
2.55%, 01/27/2032	256,000	228,224
Eagle Funding Luxco SARL
5.50%, 08/17/2030*	1,700,000	1,713,090
Mexico Government International Bond
2.66%, 05/24/2031	541,000	480,219
3.77%, 05/24/2061	398,000	240,193
4.60%, 02/10/2048	400,000	304,400
4.75%, 03/08/2044	1,080,000	875,880
5.38%, 03/22/2033	1,744,000	1,710,079
5.85%, 07/02/2032	771,000	783,220
6.00%, 05/13/2030	347,000	359,145
6.88%, 05/13/2037	513,000	540,933
Panama Government International Bond
5.23%, 02/23/2034	380,000	377,796
Peruvian Government International Bond
5.63%, 11/18/2050	54,000	51,980
Republic of Poland Government International Bond
5.50%, 03/18/2054	368,000	342,140
Total Foreign Government Obligations (cost $8,606,173)		8,007,299
MUNICIPAL SECURITIES — 0.8%
Berks County Municipal Authority Revenue Bonds
7.00%, 06/30/2039	2,206,000	1,850,881
8.00%, 06/30/2044	1,160,000	651,297
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	655,000	529,591
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	2,674,000	2,455,267
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,568,084
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	457,715
Security Description	Shares or Principal Amount	Value

School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	$1,250,000	$1,295,392
State of California General Obligation Bonds
7.30%, 10/01/2039	360,000	411,892
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	445,000	447,238
Village of Bridgeview, Illinois General Obligation Bonds
5.14%, 12/01/2036	3,955,000	3,688,095
Total Municipal Securities (cost $14,432,638)		13,355,452
Total Long-Term Investment Securities (cost $1,801,523,557)		1,718,875,199
SHORT-TERM INVESTMENTS — 1.7%
Sovereign — 0.5%
Federal Home Loan Bank Disc. Notes
3.55%, 05/01/2026	8,378,000	8,377,165
Unaffiliated Investment Companies — 1.2%
State Street Institutional US Government Money Market Fund, Trust Class 3.54%(11)	20,683,076	20,683,076
Total Short-Term Investments (cost $29,061,076)		29,060,241
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 04/30/2026, to be repurchased 05/01/2026 in the amount of $499,199 and collateralized by $512,800 of United States Treasury Notes, bearing interest at 2.75% due 07/31/2027 and having an approximate value of $509,264 (cost $499,185)	499,185	499,185
TOTAL INVESTMENTS (cost $1,831,083,818)	100.4%	1,748,434,625
Other assets less liabilities	(0.4)	(7,453,297)
NET ASSETS	100.0%	$1,740,981,328

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $427,403,181 representing 24.5% of net assets.

(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)	Perpetual maturity - maturity date reflects the next call date.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

(3)	Securities classified as Level 3 (see Note 1).
(4)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$152,938	$21,640	$38,235	$25.00	0.0%

(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of April 30, 2026.
(6)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(7)	Interest Only
(8)	Principal Only
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	The rate shown is the 7-day yield as of April 30, 2026.

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
BR—Bearer Shares
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
35	Short	U.S. Treasury Long Bonds	June 2026	$4,094,121	$3,949,532	$144,589
30	Short	U.S. Treasury Ultra 10 Year Notes	June 2026	3,405,099	3,385,781	19,318
160	Short	U.S. Treasury Ultra Bonds	June 2026	19,157,687	18,405,000	752,687
						$916,594

						Unrealized (Depreciation)
86	Long	U.S. Treasury 10 Year Notes	June 2026	$9,717,686	$9,511,062	$(206,624)
688	Long	U.S. Treasury 2 Year Notes	June 2026	143,383,552	142,502,000	(881,552)
558	Long	U.S. Treasury 5 Year Notes	June 2026	61,142,365	60,172,454	(969,911)
67	Long	U.S. Treasury Long Bonds	June 2026	7,874,277	7,560,531	(313,746)
335	Long	U.S. Treasury Ultra Bonds	June 2026	40,156,791	38,535,469	(1,621,322)
						$(3,993,155)
		Net Unrealized Appreciation (Depreciation)				$(3,076,561)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Forest Products & Paper	$—	$—	$38,235	$38,235
Other Industries	—	531,030,242	—	531,030,242
Asset Backed Securities	—	154,329,083	—	154,329,083
Collateralized Mortgage Obligations	—	239,570,912	—	239,570,912
U.S. Government & Agency Obligations	—	772,543,976	—	772,543,976
Foreign Government Obligations	—	8,007,299	—	8,007,299
Municipal Securities	—	13,355,452	—	13,355,452
Short-Term Investments:
Sovereign	—	8,377,165	—	8,377,165
Other Short-Term Investments	20,683,076	—	—	20,683,076
Repurchase Agreements	—	499,185	—	499,185
Total Investments at Value	$20,683,076	$1,727,713,314	$38,235	$1,748,434,625
Other Financial Instruments:†
Futures Contracts	$916,594	$—	$—	$916,594
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,993,155	$—	$—	$3,993,155

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Aerospace/Defense — 6.8%
FTAI Aviation, Ltd.	31,184	$7,785,709
HEICO Corp., Class A	37,029	7,739,802
Howmet Aerospace, Inc.	93,049	22,614,629
Rocket Lab Corp.†	83,888	6,921,599
		45,061,739
Apparel — 1.2%
Levi Strauss & Co., Class A	184,677	4,114,604
On Holding AG, Class A†	115,030	4,096,218
		8,210,822
Auto Manufacturers — 0.5%
PACCAR, Inc.	27,016	3,209,501
Banks — 0.7%
Bank of New York Mellon Corp.	36,062	4,845,651
Biotechnology — 5.2%
Alnylam Pharmaceuticals, Inc.†	38,076	11,784,141
Bridgebio Pharma, Inc.†	17,958	1,276,993
Disc Medicine, Inc.†	20,951	1,381,718
Insmed, Inc.†	84,187	11,477,214
Ionis Pharmaceuticals, Inc.†	56,542	4,227,080
Nuvalent, Inc., Class A†	32,995	3,308,739
Xenon Pharmaceuticals, Inc.†	23,139	1,296,710
		34,752,595
Building Materials — 1.7%
Carlisle Cos., Inc.	9,839	3,495,403
James Hardie Industries PLC†	148,804	3,123,396
Trane Technologies PLC	9,396	4,627,906
		11,246,705
Commercial Services — 5.2%
Affirm Holdings, Inc.†	71,603	4,602,641
Bright Horizons Family Solutions, Inc.†	18,931	1,535,493
Quanta Services, Inc.	31,525	22,942,949
Rollins, Inc.	95,493	5,321,825
		34,402,908
Computers — 1.1%
CyberArk Software, Ltd.	10,119	455,355
Figure Technology Solutions, Inc., Class A†	74,157	2,602,911
Okta, Inc.†	28,901	2,128,559
Rubrik, Inc., Class A†	41,103	2,185,857
		7,372,682
Diversified Financial Services — 3.1%
Ares Management Corp., Class A	10,554	1,239,040
Interactive Brokers Group, Inc., Class A	29,556	2,349,702
LPL Financial Holdings, Inc.	9,250	3,090,703
Raymond James Financial, Inc.	40,239	6,370,638
Rocket Cos., Inc., Class A†	262,756	3,841,493
Tradeweb Markets, Inc., Class A	30,061	3,404,408
		20,295,984
Electric — 1.3%
Vistra Corp.	55,943	8,830,043
Electrical Components & Equipment — 1.0%
AMETEK, Inc.	27,359	6,443,044
Security Description	Shares or Principal Amount	Value

Electronics — 0.9%
Garmin, Ltd.	14,095	$3,539,819
Mettler-Toledo International, Inc.†	2,107	2,689,817
		6,229,636
Engineering & Construction — 3.2%
Comfort Systems USA, Inc.	11,486	21,137,111
Entertainment — 1.2%
Live Nation Entertainment, Inc.†	52,357	8,269,265
Environmental Control — 0.5%
Veralto Corp.	39,846	3,514,417
Food — 1.0%
Performance Food Group Co.†	71,522	6,477,032
Healthcare-Products — 3.7%
Agilent Technologies, Inc.	27,524	3,180,398
Caris Life Sciences, Inc.†	159,837	3,036,903
IDEXX Laboratories, Inc.†	13,002	7,291,522
iRhythm Holdings, Inc.†	12,172	1,572,136
Natera, Inc.†	45,896	9,461,919
		24,542,878
Healthcare-Services — 0.5%
IQVIA Holdings, Inc.†	20,951	3,318,010
Home Builders — 0.4%
Thor Industries, Inc.	37,148	2,936,178
Home Furnishings — 1.1%
Somnigroup International, Inc.	92,193	6,993,761
Insurance — 0.6%
Arthur J. Gallagher & Co.	19,146	3,951,734
Internet — 3.5%
Coupang, Inc.†	128,010	2,557,640
DoorDash, Inc., Class A†	25,482	4,297,539
Expedia Group, Inc.	9,218	2,289,475
Palo Alto Networks, Inc.†	18,065	3,239,416
Reddit, Inc., Class A†	35,110	5,169,245
Robinhood Markets, Inc., Class A†	74,094	5,400,711
		22,954,026
Leisure Time — 2.9%
Royal Caribbean Cruises, Ltd.	72,175	19,036,878
Lodging — 3.9%
Hilton Worldwide Holdings, Inc.	69,613	22,559,485
Wynn Resorts, Ltd.	32,814	3,514,707
		26,074,192
Machinery-Construction & Mining — 4.8%
BWX Technologies, Inc.	25,778	5,578,102
Vertiv Holdings Co., Class A	80,984	26,602,434
		32,180,536
Machinery-Diversified — 1.0%
ESAB Corp.	33,771	3,318,676
Ingersoll Rand, Inc.	42,180	3,368,495
		6,687,171
Miscellaneous Manufacturing — 3.8%
Axon Enterprise, Inc.†	10,705	4,300,841
Fabrinet†	10,463	7,151,147
ITT, Inc.	36,000	7,716,240
Teledyne Technologies, Inc.†	9,698	6,263,453
		25,431,681

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 0.8%
EOG Resources, Inc.	39,473	$5,548,720
Oil & Gas Services — 0.7%
TechnipFMC PLC	59,028	4,460,746
Pharmaceuticals — 5.0%
Alkermes PLC†	68,841	2,320,630
Cencora, Inc.	49,050	15,107,891
Dexcom, Inc.†	66,958	3,987,349
Neurocrine Biosciences, Inc.†	65,575	8,634,260
Rhythm Pharmaceuticals, Inc.†	32,431	2,638,586
uniQure NV†	30,616	610,789
		33,299,505
Pipelines — 2.9%
Cheniere Energy, Inc.	38,260	10,519,587
Williams Cos., Inc.	112,649	8,596,245
		19,115,832
Real Estate — 1.0%
CBRE Group, Inc., Class A†	46,490	6,635,518
REITS — 0.5%
Equity LifeStyle Properties, Inc.	47,102	2,981,086
Retail — 8.2%
AutoZone, Inc.†	1,692	6,267,219
Burlington Stores, Inc.†	32,279	10,329,603
Carvana Co.†	37,676	14,912,161
Casey's General Stores, Inc.	9,163	7,533,360
Chipotle Mexican Grill, Inc.†	115,703	3,932,745
Texas Roadhouse, Inc.	22,320	3,593,297
Ulta Beauty, Inc.†	13,614	7,317,253
Wingstop, Inc.	3,006	493,164
		54,378,802
Semiconductors — 6.1%
Astera Labs, Inc.†	19,474	3,792,367
Entegris, Inc.	13,968	1,974,796
MKS, Inc.	17,827	5,058,411
Monolithic Power Systems, Inc.	6,600	10,655,106
ON Semiconductor Corp.†	89,676	9,040,237
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Rambus, Inc.†	37,593	$4,327,330
Teradyne, Inc.	16,146	5,545,667
		40,393,914
Software — 12.6%
Broadridge Financial Solutions, Inc.	26,666	4,106,031
Cloudflare, Inc., Class A†	62,822	12,876,625
Datadog, Inc., Class A†	72,628	9,600,695
DigitalOcean Holdings, Inc.†	34,927	3,368,011
HubSpot, Inc.†	19,115	4,238,942
JFrog, Ltd.†	71,881	3,338,154
MongoDB, Inc.†	16,143	4,049,149
MSCI, Inc.	15,883	9,393,365
Procore Technologies, Inc.†	60,910	3,446,288
ROBLOX Corp., Class A†	107,833	5,958,851
Snowflake, Inc.†	23,202	3,166,377
Take-Two Interactive Software, Inc.†	38,482	8,225,912
Twilio, Inc., Class A†	35,928	5,319,500
Veeva Systems, Inc., Class A†	42,828	6,679,883
		83,767,783
Telecommunications — 1.0%
Ciena Corp.†	12,099	6,383,190
Total Long-Term Investment Securities (cost $553,643,411)		661,371,276
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(1) (cost $3,827,097)	3,827,097	3,827,097
TOTAL INVESTMENTS (cost $557,470,508)	100.2%	665,198,373
Other assets less liabilities	(0.2)	(1,169,044)
NET ASSETS	100.0%	$664,029,329

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2026.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computers	$6,917,327	$455,355	$—	$7,372,682
Other Industries	653,998,594	—	—	653,998,594
Short-Term Investments	3,827,097	—	—	3,827,097
Total Investments at Value	$664,743,018	$455,355	$—	$665,198,373

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 76.2%
Aerospace/Defense — 0.9%
Howmet Aerospace, Inc.
3.75%, 03/03/2028	$266,000	$263,118
RTX Corp.
5.75%, 11/08/2026	2,563,000	2,581,772
		2,844,890
Agriculture — 1.3%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	1,384,000	1,378,436
BAT Capital Corp.
3.22%, 09/06/2026	330,000	329,007
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	1,551,000	1,547,301
Imperial Brands Finance PLC
4.50%, 06/30/2028*	421,000	421,311
Philip Morris International, Inc.
3.88%, 10/27/2028	601,000	595,478
		4,271,533
Auto Manufacturers — 6.8%
American Honda Finance Corp.
5.25%, 07/07/2026	407,000	407,734
American Honda Finance Corp. FRS
4.27%, (SOFR+0.62%), 12/11/2026	1,904,000	1,905,523
4.52%, (SOFR+0.87%), 07/09/2027	463,000	464,037
Daimler Truck Finance North America LLC
4.15%, 01/12/2029*	294,000	290,316
General Motors Co.
5.35%, 04/15/2028	432,000	438,002
General Motors Financial Co., Inc.
1.50%, 06/10/2026	1,402,000	1,397,743
Hyundai Capital America
2.75%, 09/27/2026*	70,000	69,574
4.85%, 03/25/2027*	3,386,000	3,399,773
5.25%, 01/08/2027*	391,000	393,260
Mercedes-Benz Finance North America LLC
4.13%, 03/10/2028*	1,171,000	1,165,195
4.80%, 11/13/2026*	689,000	691,586
4.88%, 07/31/2026*	2,640,000	2,643,875
Toyota Motor Credit Corp. FRS
4.10%, (SOFR+0.45%), 01/12/2028	1,115,000	1,115,021
4.12%, (SOFR+0.45%), 05/15/2026	2,212,000	2,212,199
4.55%, (SOFR+0.89%), 05/18/2026	3,030,000	3,031,116
Volkswagen Group of America Finance LLC
4.95%, 03/25/2027*	227,000	227,981
5.30%, 03/22/2027*	1,888,000	1,903,586
6.00%, 11/16/2026*	390,000	393,339
		22,149,860
Banks — 20.9%
ABN AMRO Bank NV
4.99%, 12/03/2028*	800,000	805,413
6.34%, 09/18/2027*	2,500,000	2,517,235
ABN AMRO Bank NV FRS
4.44%, (SOFR+0.75%), 07/07/2028*	899,000	900,906
ANZ New Zealand International, Ltd.
4.00%, 01/22/2029*	200,000	198,248
ANZ New Zealand International, Ltd. FRS
4.26%, (SOFR+0.61%), 01/22/2029*	242,000	242,257
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/2029	1,800,000	1,778,293
Banco Santander SA
1.72%, 09/14/2027	1,600,000	1,583,040
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.55%, 11/06/2030	$800,000	$789,258
Bank of America Corp.
4.48%, 04/23/2030	1,282,000	1,278,299
Bank of Montreal
4.06%, 09/22/2028	1,066,000	1,061,215
4.57%, 09/10/2027	998,000	998,585
Bank of New York Mellon Corp.
4.03%, 01/22/2030	280,000	277,087
Banque Federative du Credit Mutuel SA FRS
4.64%, (SOFR+0.99%), 10/16/2028*	1,800,000	1,809,371
Barclays PLC
4.22%, 05/24/2030	495,000	488,176
4.84%, 09/10/2028	457,000	458,560
BNP Paribas SA
1.68%, 06/30/2027*	3,300,000	3,284,500
4.79%, 05/09/2029*	1,075,000	1,078,157
CaixaBank SA
4.63%, 07/03/2029*	2,478,000	2,479,804
6.68%, 09/13/2027*	1,000,000	1,008,111
Canadian Imperial Bank of Commerce
4.24%, 09/08/2028	1,724,000	1,719,868
4.51%, 09/11/2027	1,408,000	1,408,138
Citibank, N.A.
4.88%, 11/19/2027	1,458,000	1,462,945
Citigroup, Inc.
4.64%, 05/07/2028	1,052,000	1,053,885
Cooperatieve Rabobank UA
4.66%, 08/22/2028	3,394,000	3,400,130
Credit Agricole SA
4.63%, 09/11/2028*	449,000	449,174
Danske Bank A/S
4.66%, 03/27/2029*	404,000	404,423
Deutsche Bank AG
2.31%, 11/16/2027	2,672,000	2,640,250
Goldman Sachs Group, Inc.
4.15%, 01/21/2029	897,000	890,249
4.59%, 04/20/2030	953,000	950,883
Goldman Sachs Group, Inc. FRS
4.36%, (SOFR+0.71%), 01/21/2029	562,000	560,854
HSBC Holdings PLC
4.40%, 03/10/2030	508,000	504,582
ING Groep NV
4.86%, 03/25/2029	528,000	531,760
KeyCorp
2.25%, 04/06/2027	1,765,000	1,733,498
Lloyds Banking Group PLC
4.24%, 02/10/2030	1,438,000	1,424,091
4.82%, 06/13/2029	486,000	489,003
5.09%, 11/26/2028	390,000	393,380
Manufacturers & Traders Trust Co.
4.55%, 04/18/2030	1,604,000	1,599,817
4.76%, 07/06/2028	535,000	536,333
Mitsubishi UFJ Financial Group, Inc.
4.59%, 04/18/2030	1,061,000	1,061,084
Morgan Stanley
4.24%, 01/09/2030	584,000	577,954
4.56%, 04/10/2030	771,000	768,364
Morgan Stanley FRS
4.45%, (SOFR+0.80%), 01/09/2030	896,000	890,660
Morgan Stanley Bank, N.A.
4.97%, 07/14/2028	452,000	454,603
Morgan Stanley Private Bank NA
4.21%, 02/08/2030	779,000	770,510

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
National Bank of Canada
4.17%, 01/20/2029	$598,000	$594,943
NatWest Group PLC FRS
4.76%, (SOFR+1.10%), 05/23/2029	539,000	542,002
NatWest Markets PLC
4.17%, 11/06/2028*	1,031,000	1,024,057
4.65%, 03/27/2029*	841,000	843,193
PNC Financial Services Group, Inc.
6.62%, 10/20/2027	2,100,000	2,121,858
Royal Bank of Canada
4.40%, 04/17/2030	623,000	620,430
Santander UK Group Holdings PLC
1.67%, 06/14/2027	1,500,000	1,494,452
4.32%, 09/22/2029	574,000	569,519
Societe Generale SA
5.25%, 02/19/2027*	1,075,000	1,082,773
5.50%, 04/13/2029*	1,000,000	1,014,189
Standard Chartered PLC
5.55%, 01/21/2029*	667,000	677,002
7.77%, 11/16/2028*	354,000	370,517
Sumitomo Mitsui Financial Group, Inc.
4.11%, 01/15/2029	315,000	312,509
Sumitomo Mitsui Trust Bank, Ltd. FRS
4.41%, (SOFR+0.75%), 09/11/2028*	1,520,000	1,523,531
UBS Group AG
4.15%, 12/23/2029*	1,368,000	1,354,294
4.21%, 04/10/2030*	893,000	882,141
US Bank NA
4.73%, 05/15/2028	696,000	698,459
Wells Fargo & Co.
4.90%, 01/24/2028	1,443,000	1,448,101
4.97%, 04/23/2029	1,500,000	1,513,397
		68,400,320
Beverages — 0.9%
Constellation Brands, Inc.
3.70%, 12/06/2026	1,203,000	1,199,567
Molson Coors Beverage Co.
3.00%, 07/15/2026	1,745,000	1,740,524
		2,940,091
Chemicals — 1.7%
Mosaic Co.
4.35%, 01/15/2029	290,000	288,365
Nutrien, Ltd.
4.50%, 03/12/2027	2,676,000	2,683,651
Westlake Corp.
3.60%, 08/15/2026	2,616,000	2,613,744
		5,585,760
Commercial Services — 0.5%
Element Fleet Management Corp.
5.64%, 03/13/2027*	549,000	554,400
6.27%, 06/26/2026*	1,132,000	1,133,492
		1,687,892
Computers — 0.4%
Hewlett Packard Enterprise Co.
4.05%, 09/15/2027	754,000	750,745
4.45%, 09/25/2026	545,000	545,781
		1,296,526
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	$976,000	$968,083
4.88%, 04/01/2028	1,608,000	1,617,468
American Express Co.
4.01%, 02/09/2029	500,000	496,600
Aviation Capital Group LLC
4.25%, 04/30/2029*	242,000	238,603
4.75%, 04/14/2027*	318,000	319,093
Avolon Holdings Funding, Ltd.
4.20%, 04/15/2029*	437,000	429,076
4.95%, 01/15/2028*	613,000	615,204
Capital One Financial Corp.
1.88%, 11/02/2027	655,000	646,078
Charles Schwab Corp.
5.88%, 08/24/2026	2,611,000	2,622,289
		7,952,494
Electric — 7.3%
Ameren Corp.
5.70%, 12/01/2026	1,000,000	1,007,404
Arizona Public Service Co.
2.55%, 09/15/2026	1,729,000	1,716,797
CenterPoint Energy, Inc.
1.45%, 06/01/2026	138,000	137,668
CMS Energy Corp.
3.00%, 05/15/2026	1,733,000	1,732,222
Constellation Energy Generation LLC
3.90%, 01/08/2028	363,000	360,112
Constellation Energy Generation LLC FRS
4.25%, (SOFR+0.60%), 01/08/2028	247,000	246,732
DTE Electric Co.
4.25%, 05/14/2027	250,000	250,761
DTE Energy Co.
2.85%, 10/01/2026	1,139,000	1,132,398
4.95%, 07/01/2027	322,000	323,987
Duke Energy Corp.
2.65%, 09/01/2026	1,758,000	1,748,456
Emera US Finance LLC
4.50%, 04/01/2029	540,000	538,565
Emera US Finance LP
3.55%, 06/15/2026	847,000	845,662
Entergy Corp.
2.95%, 09/01/2026	1,719,000	1,712,065
Evergy, Inc.
4.25%, 03/15/2029	1,609,000	1,596,362
Eversource Energy
4.75%, 05/15/2026	1,685,000	1,685,341
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/2027	1,459,000	1,451,622
National Rural Utilities Cooperative Finance Corp. FRS
4.24%, (SOFR+0.58%), 11/22/2026	2,258,000	2,261,896
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	489,000	491,151
Oncor Electric Delivery Co. LLC
4.50%, 03/20/2027	672,000	674,475
Sierra Pacific Power Co.
2.60%, 05/01/2026	79,000	79,000
Southern Co.
3.25%, 07/01/2026	1,151,000	1,149,545
Southwestern Electric Power Co.
2.75%, 10/01/2026	1,734,000	1,724,708

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
WEC Energy Group, Inc.
4.75%, 01/15/2028	$551,000	$553,945
5.60%, 09/12/2026	514,000	516,026
		23,936,900
Electronics — 0.4%
Amphenol Corp.
3.80%, 11/15/2027	436,000	433,468
TD SYNNEX Corp.
1.75%, 08/09/2026	872,000	865,449
		1,298,917
Food — 2.7%
Conagra Brands, Inc.
5.30%, 10/01/2026	835,000	837,867
Danone SA
2.95%, 11/02/2026*	2,596,000	2,581,576
Ingredion, Inc.
3.20%, 10/01/2026	1,742,000	1,734,924
Kroger Co.
2.65%, 10/15/2026	1,754,000	1,742,272
Mondelez International Holdings Netherlands BV
1.25%, 09/24/2026*	1,787,000	1,766,354
		8,662,993
Healthcare-Products — 1.5%
Abbott Laboratories
3.70%, 03/09/2029	3,400,000	3,353,390
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/2027	1,636,000	1,642,639
		4,996,029
Healthcare-Services — 1.6%
HCA, Inc.
3.13%, 03/15/2027	912,000	903,351
4.50%, 02/15/2027	177,000	176,995
5.00%, 03/01/2028	216,000	217,837
5.25%, 06/15/2026	533,000	533,430
Laboratory Corp. of America Holdings
1.55%, 06/01/2026	1,760,000	1,756,041
Quest Diagnostics, Inc.
3.45%, 06/01/2026	1,648,000	1,646,999
		5,234,653
Insurance — 10.2%
CNO Global Funding
4.38%, 09/08/2028*	487,000	482,656
4.95%, 09/09/2029*	257,000	258,864
Equitable Financial Life Global Funding
1.70%, 11/12/2026*	1,546,000	1,526,237
4.60%, 04/01/2027*	1,680,000	1,686,734
4.88%, 11/19/2027*	896,000	899,730
F&G Global Funding
2.30%, 04/11/2027*	829,000	810,917
4.50%, 01/09/2029*	746,000	731,529
F&G Global Funding FRS
4.98%, (SOFR+1.33%), 09/08/2028*	619,000	620,681
Jackson National Life Global Funding
5.55%, 07/02/2027*	2,290,000	2,313,133
Jackson National Life Global Funding FRS
4.54%, (SOFR+0.89%), 06/09/2027*	2,369,000	2,373,889
MassMutual Global Funding II
4.00%, 01/22/2029*	200,000	197,900
Security Description	Shares or Principal Amount	Value

Insurance (continued)
MassMutual Global Funding II FRS
4.31%, (SOFR+0.66%), 01/22/2029*	$432,000	$431,830
4.35%, (SOFR+0.68%), 08/01/2028*	1,600,000	1,601,031
Met Tower Global Funding
4.00%, 01/14/2029*	642,000	634,609
Metropolitan Life Global Funding I
4.25%, 04/13/2028*	1,556,000	1,553,997
Metropolitan Life Global Funding I FRS
4.36%, (SOFR+0.70%), 08/25/2028*	466,000	466,057
New York Life Global Funding
4.05%, 02/02/2029*	840,000	833,932
4.20%, 04/20/2029*	753,000	749,487
4.40%, 12/13/2027*	1,351,000	1,353,550
New York Life Global Funding FRS
4.08%, (SOFR+0.41%), 02/05/2027*	3,005,000	3,004,098
4.20%, (SOFR+0.55%), 06/11/2027*	2,064,000	2,065,442
4.32%, (SOFR+0.67%), 04/02/2027*	206,000	206,434
Northwestern Mutual Global Funding FRS
4.32%, (SOFR+0.66%), 08/25/2028*	693,000	693,925
Pacific Life Global Funding II
4.30%, 04/27/2029*	1,427,000	1,423,427
4.45%, 05/01/2028*	496,000	497,014
Pacific Life Global Funding II FRS
4.40%, (SOFR+0.75%), 07/10/2028*	1,282,000	1,283,641
4.70%, (SOFR+1.05%), 07/28/2026*	2,266,000	2,271,274
Principal Life Global Funding II
4.60%, 08/19/2027*	1,242,000	1,245,074
Principal Life Global Funding II FRS
4.47%, (SOFR+0.81%), 08/18/2028*	382,000	381,995
Western-Southern Global Funding
4.50%, 07/16/2028*	615,000	614,390
		33,213,477
Internet — 0.5%
eBay, Inc.
1.40%, 05/10/2026	1,739,000	1,737,572
Iron/Steel — 0.1%
POSCO
4.88%, 01/23/2027*	400,000	400,876
Lodging — 0.7%
Marriott International, Inc.
3.13%, 06/15/2026	1,701,000	1,698,998
4.20%, 07/15/2027	562,000	560,898
		2,259,896
Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp. FRS
4.18%, (SOFR+0.53%), 07/07/2027	906,000	907,527
Machinery-Diversified — 0.9%
John Deere Capital Corp. FRS
4.24%, (SOFR+0.58%), 09/11/2028	1,635,000	1,635,866
Xylem, Inc.
3.25%, 11/01/2026	1,187,000	1,181,604
		2,817,470
Media — 0.5%
Cox Communications, Inc.
3.35%, 09/15/2026*	1,750,000	1,743,161
Mining — 0.7%
Glencore Funding LLC
4.00%, 03/27/2027*	1,534,000	1,530,940

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining (continued)
Glencore Funding LLC FRS
4.40%, (SOFR+0.75%), 10/01/2026*	$463,000	$463,637
Rio Tinto Finance USA PLC
4.38%, 03/12/2027	199,000	199,672
		2,194,249
Oil & Gas — 1.6%
Suncor Energy, Inc.
7.88%, 06/15/2026	2,491,000	2,499,878
Woodside Finance, Ltd.
3.70%, 09/15/2026*	2,615,000	2,607,135
		5,107,013
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
4.05%, 03/11/2029	1,181,000	1,173,217
Packaging & Containers — 0.9%
Amcor Flexibles North America, Inc.
4.25%, 03/08/2029	1,635,000	1,621,684
4.80%, 03/17/2028	337,000	338,980
Sonoco Products Co.
4.45%, 09/01/2026	841,000	841,459
		2,802,123
Pharmaceuticals — 2.3%
AbbVie, Inc.
2.95%, 11/21/2026	3,116,000	3,097,086
Cardinal Health, Inc.
4.70%, 11/15/2026	422,000	423,027
Cencora, Inc.
3.95%, 02/13/2029	793,000	782,102
Pfizer, Inc.
3.88%, 11/15/2027	546,000	544,669
Sanofi SA
3.75%, 11/03/2027	1,006,000	1,002,426
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	1,719,000	1,713,060
		7,562,370
Pipelines — 1.5%
Energy Transfer LP
6.05%, 12/01/2026	649,000	655,140
Enterprise Products Operating LLC
4.30%, 06/20/2028	118,000	118,063
ONEOK, Inc.
4.25%, 09/24/2027	1,006,000	1,003,273
5.55%, 11/01/2026	300,000	301,518
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	322,000	322,791
Spectra Energy Partners LP
3.38%, 10/15/2026	2,581,000	2,571,778
		4,972,563
REITS — 2.9%
American Tower Corp.
3.13%, 01/15/2027	863,000	855,800
3.38%, 10/15/2026	877,000	873,590
Brixmor Operating Partnership LP
4.13%, 06/15/2026	1,691,000	1,690,177
Equinix, Inc.
1.45%, 05/15/2026	592,000	591,332
Security Description	Shares or Principal Amount	Value

REITS (continued)
2.90%, 11/18/2026	$1,144,000	$1,135,868
Extra Space Storage LP
3.50%, 07/01/2026	1,391,000	1,389,201
Realty Income Corp.
3.95%, 02/01/2029	399,000	394,174
WP Carey, Inc.
4.25%, 10/01/2026	2,583,000	2,583,500
		9,513,642
Retail — 1.6%
Alimentation Couche-Tard, Inc.
4.15%, 09/29/2028*	1,524,000	1,514,448
AutoZone, Inc.
5.05%, 07/15/2026	1,711,000	1,713,744
Darden Restaurants, Inc.
4.35%, 10/15/2027	382,000	381,404
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	1,711,000	1,724,025
		5,333,621
Semiconductors — 0.2%
Advanced Micro Devices, Inc.
4.21%, 09/24/2026	515,000	515,504
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 08/19/2028	255,000	254,311
		769,815
Software — 0.3%
Fiserv, Inc.
3.20%, 07/01/2026	307,000	306,429
VMware LLC
1.40%, 08/15/2026	824,000	817,674
		1,124,103
Telecommunications — 0.5%
NBN Co., Ltd.
4.00%, 10/01/2027*	552,000	550,081
NTT Finance Corp.
4.57%, 07/16/2027*	296,000	296,829
4.62%, 07/16/2028*	402,000	403,538
Orange SA
4.00%, 01/13/2029*	426,000	422,376
		1,672,824
Transportation — 0.1%
Ryder System, Inc.
1.75%, 09/01/2026	223,000	221,167
Trucking & Leasing — 0.7%
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026*	2,463,000	2,434,742
Total Corporate Bonds & Notes (cost $249,280,329)		249,220,286
ASSET BACKED SECURITIES — 12.4%
Auto Loan Receivables — 6.3%
Ally Auto Receivables Trust
Series 2025-1, Class A2 4.03%, 07/17/2028	3,096,043	3,096,310
BofA Auto Trust
Series 2025-1A, Class A3 4.35%, 11/20/2029*	2,503,000	2,508,929
Ford Credit Auto Owner Trust
Series 2022-D, Class A4 5.30%, 03/15/2028	3,462,000	3,473,372

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2023-C, Class A3 5.53%, 09/15/2028	$1,737,155	$1,749,705
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A3 4.47%, 02/16/2028	1,007,664	1,008,870
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3 4.53%, 04/17/2028*	2,615,000	2,626,382
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A3 4.46%, 05/17/2027	88,275	88,309
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3 4.81%, 09/22/2028*	140,463	140,731
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A2A 4.21%, 01/22/2029*	1,340,000	1,338,903
USAA Auto Owner Trust
Series 2025-A, Class A2 3.98%, 03/15/2028*	1,958,906	1,958,869
Volkswagen Auto Loan Enhanced Trust
Series 2023-2, Class A3 5.48%, 12/20/2028	2,435,931	2,459,174
		20,449,554
Other Asset Backed Securities — 6.1%
Bain Capital Credit CLO FRS
Series 2019-2A, Class AR3 4.60%, (TSFR3M+0.92%), 10/17/2032*	1,189,946	1,189,255
Carlyle Global Market Strategies CLO, Ltd. FRS
Series 2016-3A, Class ARRR 4.77%, (TSFR3M+1.09%), 07/20/2034*	2,000,000	1,998,450
CarVal CLO II, Ltd. FRS
Series 2019-1A, Class AR2 4.70%, (TSFR3M+1.02%), 04/20/2032*	1,159,732	1,159,852
CIFC Funding 2022-III, Ltd. FRS
Series 2022-3A, Class AR 4.62%, (TSFR3M+0.95%), 04/21/2035*	1,700,000	1,699,980
Dryden 86 CLO, Ltd. FRS
Series 2020-86A, Class A1R2 4.81%, (TSFR3M+1.13%), 07/17/2034*	2,000,000	2,001,000
Dryden CLO, Ltd. FRS
Series 2018-64A, Class A 4.91%, (TSFR3M+1.23%), 04/18/2031*	411,000	411,453
Galaxy XXII CLO, Ltd. FRS
Series 2016-22A, Class AR4 4.70%, (TSFR3M+1.02%), 04/16/2034*	2,000,000	2,001,326
Jamestown CLO XVII, Ltd. FRS
Series 2021-17A, Class AR 4.87%, (TSFR3M+1.20%), 01/25/2035*	1,000,000	999,542
John Deere Owner Trust
Series 2022-C, Class A3 5.09%, 06/15/2027	134,211	134,278
KKR CLO, Ltd. FRS
Series 26, Class ARR 4.77%, (TSFR3M+1.10%), 10/15/2034*	1,700,000	1,699,289
KKR Static CLO I LTD FRS
Series 2022-1A, Class AR2 4.66%, (TSFR3M+0.98%), 07/20/2031*	456,220	456,038
Neuberger Berman Loan Advisers CLO 38, Ltd. FRS
Series 2020-38A, Class AR2 4.64%, (TSFR3M+0.96%), 10/20/2036*	1,000,000	1,000,554
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Palmer Square Loan Funding, Ltd. FRS
Series 2025-1A, Class A1 4.45%, (TSFR3M+0.80%), 02/15/2033*	$1,326,948	$1,326,129
Series 2024-3A, Class A1R 4.48%, (TSFR3M+0.82%), 08/08/2032*	1,700,000	1,700,218
Series 2024-1A, Class A1R 4.49%, (TSFR3M+0.82%), 10/15/2032*	1,521,371	1,520,487
SCF Equipment Leasing LLC
Series 2024-1A, Class A2 5.88%, 11/20/2029*	56,669	56,789
Symphony CLO XX, Ltd. FRS
Series 2018-20A, Class AR2 4.78%, (TSFR3M+1.10%), 01/16/2032*	651,887	653,892
		20,008,532
Total Asset Backed Securities (cost $40,506,876)		40,458,086
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.3%
U.S. Government — 3.6%
United States Treasury Notes
3.38%, 02/29/2028	5,300,000	5,253,418
4.13%, 02/28/2027	6,700,000	6,719,725
		11,973,143
U.S. Government Agency — 0.7%
Federal National Mtg. Assoc. FRS
3.73%, (SOFR+0.09%), 02/02/2028	2,195,000	2,195,276
Total U.S. Government & Agency Obligations (cost $14,164,709)		14,168,419
Total Long-Term Investment Securities (cost $303,951,914)		303,846,791
SHORT-TERM INVESTMENTS — 7.4%
Commercial Paper — 1.2%
First Abu Dhabi Bank PJSC
3.78%, 11/10/2026	3,925,000	3,843,356
Unaffiliated Investment Companies — 6.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(1)	20,480,302	20,480,302
Total Short-Term Investments (cost $24,325,762)		24,323,658
TOTAL INVESTMENTS (cost $328,277,676)	100.3%	328,170,449
Other assets less liabilities	(0.3)	(948,529)
NET ASSETS	100.0%	$327,221,920

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Ultra-Short Bond Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $117,216,198 representing 35.8% of net assets.

(1)	The rate shown is the 7-day yield as of April 30, 2026.

CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
TSFR3M—Term Secured Overnight Financing Rate 3 Month
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$249,220,286	$—	$249,220,286
Asset Backed Securities	—	40,458,086	—	40,458,086
U.S. Government & Agency Obligations	—	14,168,419	—	14,168,419
Short-Term Investments:
Commercial Paper	—	3,843,356	—	3,843,356
Other Short-Term Investments	20,480,302	—	—	20,480,302
Total Investments at Value	$20,480,302	$307,690,147	$—	$328,170,449

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Aerospace/Defense — 2.0%
Boeing Co.†	7,809	$1,788,495
General Dynamics Corp.	3,050	1,050,115
General Electric Co.	12,325	3,573,387
Howmet Aerospace, Inc.	9,079	2,206,560
RTX Corp.	30,334	5,340,908
TransDigm Group, Inc.	1,267	1,469,695
		15,429,160
Agriculture — 0.4%
Philip Morris International, Inc.	19,701	3,252,044
Apparel — 0.1%
Ralph Lauren Corp.	904	324,211
Tapestry, Inc.	4,510	654,130
		978,341
Auto Manufacturers — 2.2%
Cummins, Inc.	2,099	1,408,450
Tesla, Inc.†	39,406	15,038,512
		16,446,962
Banks — 2.9%
Bank of New York Mellon Corp.	9,724	1,306,614
Goldman Sachs Group, Inc.	4,406	4,070,131
JPMorgan Chase & Co.	41,433	12,978,058
Morgan Stanley	16,585	3,160,935
		21,515,738
Beverages — 0.5%
Coca-Cola Co.	36,746	2,894,115
Monster Beverage Corp.†	16,251	1,252,464
		4,146,579
Biotechnology — 0.7%
Amgen, Inc.	8,275	2,865,219
Gilead Sciences, Inc.	15,183	1,986,544
Incyte Corp.†	3,716	354,023
		5,205,786
Building Materials — 0.4%
Johnson Controls International PLC	9,175	1,339,825
Trane Technologies PLC	2,667	1,313,604
		2,653,429
Commercial Services — 0.8%
Moody's Corp.	1,657	765,285
Quanta Services, Inc.	3,370	2,452,585
Rollins, Inc.	6,614	368,598
S&P Global, Inc.	3,020	1,302,315
United Rentals, Inc.	804	771,711
Verisk Analytics, Inc.	1,665	307,176
		5,967,670
Computers — 7.7%
Apple, Inc.	165,890	45,014,252
Crowdstrike Holdings, Inc., Class A†	5,697	2,539,438
Fortinet, Inc.†	8,990	757,947
International Business Machines Corp.	10,990	2,538,470
Lumentum Holdings, Inc.†	1,601	1,444,614
Sandisk Corp.†	3,336	3,657,957
Seagate Technology Holdings PLC	3,161	2,129,376
		58,082,054
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 2.5%
American Express Co.	8,234	$2,659,994
Apollo Global Management, Inc.	5,403	695,474
Cboe Global Markets, Inc.	1,203	361,008
CME Group, Inc.	4,603	1,324,835
Interactive Brokers Group, Inc., Class A	9,983	793,648
Mastercard, Inc., Class A	12,331	6,201,507
Visa, Inc., Class A	20,895	6,892,007
		18,928,473
Electric — 0.4%
Constellation Energy Corp.	4,682	1,465,466
NRG Energy, Inc.	3,547	551,842
Vistra Corp.	7,244	1,143,393
		3,160,701
Electronics — 1.0%
Allegion PLC	1,071	147,241
Amphenol Corp., Class A	27,779	4,091,013
Coherent Corp.†	4,205	1,344,381
Jabil, Inc.	1,469	495,773
Mettler-Toledo International, Inc.†	216	275,748
TE Connectivity PLC	4,590	971,519
		7,325,675
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	2,407	485,949
Engineering & Construction — 0.3%
Comfort Systems USA, Inc.	797	1,466,679
EMCOR Group, Inc.	1,005	896,129
		2,362,808
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	1,886	297,875
TKO Group Holdings, Inc.	1,507	280,437
		578,312
Healthcare-Products — 1.1%
Boston Scientific Corp.†	22,455	1,293,633
Edwards Lifesciences Corp.†	6,008	501,668
IDEXX Laboratories, Inc.†	1,814	1,017,291
Insulet Corp.†	1,553	267,333
Intuitive Surgical, Inc.†	8,026	3,672,778
ResMed, Inc.	1,817	388,493
STERIS PLC	1,106	239,869
Stryker Corp.	3,289	1,036,463
		8,417,528
Healthcare-Services — 0.2%
HCA Healthcare, Inc.	3,556	1,544,904
Insurance — 2.9%
Berkshire Hathaway, Inc., Class B†	41,441	19,626,458
Cincinnati Financial Corp.	2,074	339,306
Progressive Corp.	7,361	1,481,622
W.R. Berkley Corp.	3,775	252,283
		21,699,669
Internet — 23.5%
Airbnb, Inc., Class A†	4,506	632,462
Alphabet, Inc., Class A	131,572	50,628,906
Alphabet, Inc., Class C	105,689	40,366,857
Amazon.com, Inc.†	117,006	31,013,610
AppLovin Corp., Class A†	6,126	2,734,340
Booking Holdings, Inc.	18,211	3,066,004

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
DoorDash, Inc., Class A†	8,506	$1,434,537
eBay, Inc.	7,541	780,343
Expedia Group, Inc.	2,613	648,991
Meta Platforms, Inc., Class A	49,428	30,245,488
Netflix, Inc.†	95,417	8,931,985
Palo Alto Networks, Inc.†	10,227	1,833,906
Robinhood Markets, Inc., Class A†	17,888	1,303,856
Uber Technologies, Inc.†	46,512	3,470,260
VeriSign, Inc.	1,881	505,349
		177,596,894
Leisure Time — 0.3%
Carnival Corp.	25,992	689,048
Norwegian Cruise Line Holdings, Ltd.†	5,745	104,444
Royal Caribbean Cruises, Ltd.	5,720	1,508,707
		2,302,199
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	5,209	1,688,081
Las Vegas Sands Corp.	6,854	374,297
Marriott International, Inc., Class A	4,932	1,783,855
Wynn Resorts, Ltd.	1,811	193,976
		4,040,209
Machinery-Construction & Mining — 2.5%
Caterpillar, Inc.	10,515	9,359,507
GE Vernova, Inc.	6,091	6,599,355
Vertiv Holdings Co., Class A	8,645	2,839,796
		18,798,658
Machinery-Diversified — 0.1%
Rockwell Automation, Inc.	1,394	570,020
Media — 0.1%
EchoStar Corp., Class A†	3,019	371,760
Fox Corp., Class A	3,099	196,755
Fox Corp., Class B	2,207	125,843
		694,358
Mining — 0.4%
Newmont Corp.	24,662	2,739,702
Miscellaneous Manufacturing — 0.3%
Axon Enterprise, Inc.†	1,175	472,068
Parker-Hannifin Corp.	1,588	1,444,159
		1,916,227
Pharmaceuticals — 3.7%
AbbVie, Inc.	18,373	3,882,582
Dexcom, Inc.†	4,483	266,963
Eli Lilly & Co.	17,908	16,736,817
Johnson & Johnson	32,132	7,385,540
		28,271,902
Private Equity — 0.1%
KKR & Co., Inc.	8,332	869,361
REITS — 0.6%
Simon Property Group, Inc.	3,028	616,834
Ventas, Inc.	5,505	483,669
Welltower, Inc.	15,769	3,427,235
		4,527,738
Retail — 1.3%
AutoZone, Inc.†	245	907,487
Security Description	Shares or Principal Amount	Value

Retail (continued)
Carvana Co.†	1,607	$636,051
Casey's General Stores, Inc.	827	679,918
McDonald's Corp.	7,099	2,084,195
O'Reilly Automotive, Inc.†	19,063	1,894,862
Ross Stores, Inc.	3,530	804,099
TJX Cos., Inc.	13,697	2,147,005
Ulta Beauty, Inc.†	1,016	546,080
Yum! Brands, Inc.	3,066	489,487
		10,189,184
Semiconductors — 26.9%
Advanced Micro Devices, Inc.†	36,846	13,061,538
Applied Materials, Inc.	17,937	7,075,967
Broadcom, Inc.	107,148	44,726,790
KLA Corp.	2,962	5,184,537
Lam Research Corp.	28,221	7,277,067
Micron Technology, Inc.	25,435	13,153,965
Monolithic Power Systems, Inc.	1,109	1,790,381
NVIDIA Corp.	549,157	109,595,262
Teradyne, Inc.	2,068	710,296
		202,575,803
Software — 11.4%
Autodesk, Inc.†	2,795	662,415
Cadence Design Systems, Inc.†	3,893	1,283,094
Datadog, Inc., Class A†	7,330	968,953
Electronic Arts, Inc.	2,378	481,236
Fair Isaac Corp.†	262	268,550
Intuit, Inc.	3,495	1,357,807
Microsoft Corp.	167,812	68,430,377
MSCI, Inc.	883	522,215
Oracle Corp.	19,927	3,216,018
Palantir Technologies, Inc., Class A†	51,624	7,181,415
ServiceNow, Inc.†	14,473	1,278,111
Take-Two Interactive Software, Inc.†	2,028	433,505
Workday, Inc., Class A†	2,152	263,405
		86,347,101
Telecommunications — 1.6%
Arista Networks, Inc.†	23,336	4,030,361
Ciena Corp.†	3,185	1,680,342
Cisco Systems, Inc.	47,324	4,330,146
Corning, Inc.	12,174	1,999,458
		12,040,307
Total Common Stocks (cost $504,027,102)		751,661,445
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
SPDR Portfolio S&P 500 Growth ETF (cost $811)	10	1,124
Total Long-Term Investment Securities (cost $504,027,913)		751,662,569

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(1) (cost $3,144,112)	3,144,112	$3,144,112
TOTAL INVESTMENTS (cost $507,172,025)	100.0%	754,806,681
Other assets less liabilities	(0.0)	(367,319)
NET ASSETS	100.0%	$754,439,362

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2026.

ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
14	Long	E-Mini Russell 1000 Index	June 2026	$3,324,803	$3,381,070	$56,267

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$751,661,445	$—	$—	$751,661,445
Unaffiliated Investment Companies	1,124	—	—	1,124
Short-Term Investments	3,144,112	—	—	3,144,112
Total Investments at Value	$754,806,681	$—	$—	$754,806,681
Other Financial Instruments:†
Futures Contracts	$56,267	$—	$—	$56,267

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Advertising — 0.1%
Omnicom Group, Inc.	17,069	$1,309,534
Trade Desk, Inc., Class A†	25,053	591,000
		1,900,534
Aerospace/Defense — 2.0%
Boeing Co.†	42,144	9,652,240
General Dynamics Corp.	13,667	4,705,548
General Electric Co.	56,639	16,421,345
Howmet Aerospace, Inc.	21,698	5,273,482
L3Harris Technologies, Inc.	10,155	3,255,185
Lockheed Martin Corp.	10,941	5,667,110
Northrop Grumman Corp.	7,145	4,140,385
RTX Corp.	72,349	12,738,488
TransDigm Group, Inc.	3,015	3,497,340
		65,351,123
Agriculture — 0.7%
Altria Group, Inc.	89,850	6,527,602
Archer-Daniels-Midland Co.	25,937	1,933,344
Bunge Global SA	7,524	956,075
Philip Morris International, Inc.	84,155	13,891,466
		23,308,487
Airlines — 0.2%
Delta Air Lines, Inc.	34,974	2,377,882
Southwest Airlines Co.	26,684	1,011,858
United Airlines Holdings, Inc.†	17,182	1,546,380
		4,936,120
Apparel — 0.2%
Deckers Outdoor Corp.†	7,905	807,891
NIKE, Inc., Class B	63,993	2,838,729
Ralph Lauren Corp.	1,987	712,618
Tapestry, Inc.	10,913	1,582,822
		5,942,060
Auto Manufacturers — 2.2%
Cummins, Inc.	7,382	4,953,396
Ford Motor Co.	211,228	2,551,634
General Motors Co.	49,096	3,774,992
PACCAR, Inc.	28,288	3,360,614
Tesla, Inc.†	151,590	57,851,292
		72,491,928
Auto Parts & Equipment — 0.0%
Aptiv PLC†	12,036	725,289
Banks — 4.5%
Bank of America Corp.	358,509	19,165,891
Bank of New York Mellon Corp.	37,145	4,991,174
Citigroup, Inc.	94,128	12,046,502
Citizens Financial Group, Inc.	22,638	1,472,602
Fifth Third Bancorp	47,911	2,431,962
Goldman Sachs Group, Inc.	16,166	14,933,666
Huntington Bancshares, Inc.	107,766	1,806,158
JPMorgan Chase & Co.	145,325	45,520,150
KeyCorp	48,565	1,073,772
M&T Bank Corp.	8,088	1,768,279
Morgan Stanley	64,753	12,341,274
Northern Trust Corp.	9,735	1,619,320
PNC Financial Services Group, Inc.	21,515	4,797,845
Regions Financial Corp.	47,397	1,353,184
State Street Corp.	15,234	2,328,365
Truist Financial Corp.	67,800	3,491,700
Security Description	Shares or Principal Amount	Value

Banks (continued)
US Bancorp	84,561	$4,791,226
Wells Fargo & Co.	166,691	13,707,001
		149,640,071
Beverages — 1.0%
Brown-Forman Corp., Class B	8,143	209,845
Coca-Cola Co.	208,216	16,399,092
Constellation Brands, Inc., Class A	7,365	1,153,212
Keurig Dr Pepper, Inc.	73,882	2,172,131
Molson Coors Beverage Co., Class B	8,966	383,207
Monster Beverage Corp.†	38,235	2,946,771
PepsiCo., Inc.	73,623	11,668,509
		34,932,767
Biotechnology — 1.0%
Amgen, Inc.	29,096	10,074,490
Biogen, Inc.†	7,615	1,441,367
Corteva, Inc.	35,766	2,897,404
Gilead Sciences, Inc.	67,042	8,771,775
Incyte Corp.†	9,218	878,199
Moderna, Inc.†	18,875	867,118
Regeneron Pharmaceuticals, Inc.	5,401	3,818,831
Vertex Pharmaceuticals, Inc.†	13,779	5,888,869
		34,638,053
Building Materials — 0.7%
Builders FirstSource, Inc.†	5,747	454,530
Carrier Global Corp.	42,082	2,826,648
CRH PLC	36,113	4,276,501
Johnson Controls International PLC	32,964	4,813,733
Lennox International, Inc.	1,694	906,104
Martin Marietta Materials, Inc.	3,292	2,037,978
Masco Corp.	10,987	789,086
Trane Technologies PLC	11,868	5,845,465
Vulcan Materials Co.	7,151	2,157,743
		24,107,788
Chemicals — 1.0%
Air Products & Chemicals, Inc.	12,142	3,643,207
Albemarle Corp.	6,512	1,280,910
CF Industries Holdings, Inc.	8,235	1,022,787
Dow, Inc.	38,028	1,539,754
DuPont de Nemours, Inc.	22,191	1,013,241
Ecolab, Inc.	13,718	3,574,911
International Flavors & Fragrances, Inc.	13,556	951,631
Linde PLC	25,228	12,642,760
LyondellBasell Industries NV, Class A	13,480	1,005,608
Mosaic Co.	17,395	404,782
PPG Industries, Inc.	12,152	1,318,492
Qnity Electronics, Inc.	11,257	1,583,409
Sherwin-Williams Co.	12,308	3,958,376
		33,939,868
Commercial Services — 1.1%
Automatic Data Processing, Inc.	21,691	4,597,191
Block, Inc.†	29,635	2,089,564
Cintas Corp.	18,562	3,242,967
Corpay, Inc.†	3,810	1,167,651
Equifax, Inc.	6,575	1,143,655
Global Payments, Inc.	13,493	970,956
Moody's Corp.	8,345	3,854,138
PayPal Holdings, Inc.	49,032	2,458,464
Quanta Services, Inc.	7,991	5,815,610
Rollins, Inc.	16,326	909,848

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
S&P Global, Inc.	16,597	$7,157,124
United Rentals, Inc.	3,377	3,241,380
Verisk Analytics, Inc.	7,432	1,371,130
		38,019,678
Computers — 8.4%
Accenture PLC, Class A	33,329	5,956,226
Apple, Inc.	791,314	214,723,054
Cognizant Technology Solutions Corp., Class A	26,584	1,406,294
Crowdstrike Holdings, Inc., Class A†	13,673	6,094,740
Dell Technologies, Inc., Class C	15,801	3,301,619
EPAM Systems, Inc.†	3,012	342,705
Fortinet, Inc.†	33,925	2,860,217
Gartner, Inc.†	3,553	527,585
Hewlett Packard Enterprise Co.	70,546	2,029,608
HP, Inc.	47,771	996,503
International Business Machines Corp.	50,188	11,592,424
Leidos Holdings, Inc.	6,748	1,006,936
Lumentum Holdings, Inc.†	3,878	3,499,197
NetApp, Inc.	10,397	1,151,676
Sandisk Corp.†	8,014	8,787,431
Seagate Technology Holdings PLC	11,715	7,891,693
Super Micro Computer, Inc.†	27,043	740,978
Western Digital Corp.	18,216	7,915,216
		280,824,102
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	43,886	3,746,109
Estee Lauder Cos., Inc., Class A	13,933	1,068,801
Kenvue, Inc.	101,846	1,785,360
Procter & Gamble Co.	125,609	18,475,828
		25,076,098
Distribution/Wholesale — 0.2%
Copart, Inc.†	46,682	1,545,641
Fastenal Co.	62,645	2,814,640
Pool Corp.	1,649	351,765
WW Grainger, Inc.	2,375	2,758,206
		7,470,252
Diversified Financial Services — 3.4%
American Express Co.	28,895	9,334,530
Ameriprise Financial, Inc.	4,971	2,360,181
Apollo Global Management, Inc.	24,959	3,212,722
Ares Management Corp., Class A	11,303	1,326,972
Blackrock, Inc.	7,809	8,321,270
Capital One Financial Corp.	33,453	6,399,559
Cboe Global Markets, Inc.	5,634	1,690,707
Charles Schwab Corp.	90,306	8,275,642
CME Group, Inc.	19,564	5,630,911
Coinbase Global, Inc., Class A†	11,825	2,220,380
Franklin Resources, Inc.	15,739	471,698
Interactive Brokers Group, Inc., Class A	24,502	1,947,909
Intercontinental Exchange, Inc.	30,459	4,815,263
Invesco, Ltd.	24,569	643,954
Mastercard, Inc., Class A	43,867	22,061,592
Nasdaq, Inc.	24,498	2,251,611
Raymond James Financial, Inc.	9,363	1,482,350
Synchrony Financial	19,407	1,478,813
T. Rowe Price Group, Inc.	11,417	1,174,581
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
TPG, Inc.†(1)	11,662	$117
Visa, Inc., Class A	90,611	29,887,132
		114,987,894
Electric — 2.2%
AES Corp.	38,621	558,074
Alliant Energy Corp.	13,619	1,000,043
Ameren Corp.	14,599	1,659,176
American Electric Power Co., Inc.	29,243	4,009,508
CenterPoint Energy, Inc.	34,578	1,509,330
CMS Energy Corp.	16,383	1,257,231
Consolidated Edison, Inc.	19,303	2,152,092
Constellation Energy Corp.	16,846	5,272,798
Dominion Energy, Inc.	46,027	2,968,742
DTE Energy Co.	11,232	1,703,782
Duke Energy Corp.	41,916	5,430,218
Edison International	20,111	1,397,513
Entergy Corp.	24,478	2,886,201
Evergy, Inc.	12,208	1,011,311
Eversource Energy	20,550	1,452,885
Exelon Corp.	55,991	2,575,026
FirstEnergy Corp.	28,475	1,353,132
NextEra Energy, Inc.	112,250	10,987,030
NRG Energy, Inc.	11,673	1,816,085
PG&E Corp.	115,802	1,924,629
Pinnacle West Capital Corp.	6,277	651,050
PPL Corp.	39,613	1,483,111
Public Service Enterprise Group, Inc.	27,285	2,228,093
Sempra	35,252	3,353,170
Southern Co.	59,532	5,756,744
Vistra Corp.	17,316	2,733,158
WEC Energy Group, Inc.	17,796	2,098,860
Xcel Energy, Inc.	31,882	2,644,612
		73,873,604
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	12,412	2,923,026
Eaton Corp. PLC	20,865	9,034,753
Emerson Electric Co.	30,429	4,273,449
Generac Holdings, Inc.†	3,243	840,683
		17,071,911
Electronics — 1.1%
Allegion PLC	4,360	599,413
Amphenol Corp., Class A	66,016	9,722,176
Coherent Corp.†	10,182	3,255,287
Fortive Corp.	16,383	979,540
Garmin, Ltd.	8,975	2,253,982
Honeywell International, Inc.	34,292	7,349,804
Hubbell, Inc.	2,803	1,424,401
Jabil, Inc.	5,749	1,940,230
Keysight Technologies, Inc.†	9,196	3,217,772
Mettler-Toledo International, Inc.†	1,122	1,432,356
TE Connectivity PLC	15,581	3,297,874
Trimble, Inc.†	13,231	890,711
		36,363,546
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	6,023	1,215,983
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	1,869	3,439,428

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction (continued)
EMCOR Group, Inc.	2,469	$2,201,533
Jacobs Solutions, Inc.	6,449	834,565
		6,475,526
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	8,788	1,387,977
TKO Group Holdings, Inc.	3,769	701,373
		2,089,350
Environmental Control — 0.3%
Pentair PLC	8,733	704,840
Republic Services, Inc.	10,843	2,268,573
Veralto Corp.	12,964	1,143,425
Waste Management, Inc.	19,951	4,639,605
		8,756,443
Food — 0.4%
Campbell’s Co.	9,299	193,326
Conagra Brands, Inc.	25,185	361,405
General Mills, Inc.	29,327	1,035,536
Hershey Co.	8,027	1,490,935
Hormel Foods Corp.	14,589	313,226
J.M. Smucker Co.	5,864	574,848
Kraft Heinz Co.	44,490	1,008,143
Kroger Co.	31,621	2,152,441
McCormick & Co., Inc.	13,339	678,155
Mondelez International, Inc., Class A	68,361	4,200,100
Sysco Corp.	26,332	1,967,264
Tyson Foods, Inc., Class A	15,012	961,819
		14,937,198
Forest Products & Paper — 0.0%
International Paper Co.	29,213	888,659
Gas — 0.1%
Atmos Energy Corp.	8,509	1,616,540
NiSource, Inc.	25,680	1,239,830
		2,856,370
Hand/Machine Tools — 0.1%
Snap-on, Inc.	2,798	1,072,753
Stanley Black & Decker, Inc.	8,363	653,652
		1,726,405
Healthcare-Products — 2.0%
Abbott Laboratories	93,738	8,510,473
Agilent Technologies, Inc.	15,331	1,771,497
Align Technology, Inc.†	3,484	613,219
Baxter International, Inc.	27,492	483,309
Bio-Techne Corp.	8,489	469,612
Boston Scientific Corp.†	80,057	4,612,084
Cooper Cos., Inc.†	10,119	636,485
Danaher Corp.	33,952	6,075,710
Edwards Lifesciences Corp.†	31,638	2,641,773
GE HealthCare Technologies, Inc.	24,264	1,476,222
IDEXX Laboratories, Inc.†	4,327	2,426,582
Insulet Corp.†	3,881	668,075
Intuitive Surgical, Inc.†	19,245	8,806,704
Medtronic PLC	68,717	5,564,016
ResMed, Inc.	7,967	1,703,424
Revvity, Inc.	5,865	508,026
Solventum Corp.†	7,670	516,651
STERIS PLC	5,104	1,106,956
Stryker Corp.	18,623	5,868,666
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	20,321	$9,732,946
Waters Corp.†	5,396	1,668,605
West Pharmaceutical Services, Inc.	3,839	1,142,448
Zimmer Biomet Holdings, Inc.	10,749	886,040
		67,889,523
Healthcare-Services — 1.1%
Centene Corp.†	26,089	1,400,718
Charles River Laboratories International, Inc.†	2,697	450,318
Cigna Group	14,309	4,157,909
DaVita, Inc.†	2,041	316,641
Elevance Health, Inc.	11,971	4,506,124
HCA Healthcare, Inc.	8,410	3,653,725
Humana, Inc.	6,651	1,572,562
IQVIA Holdings, Inc.†	9,137	1,447,027
Labcorp Holdings, Inc.	4,629	1,188,727
Quest Diagnostics, Inc.	6,090	1,182,678
UnitedHealth Group, Inc.	48,758	18,063,864
Universal Health Services, Inc., Class B	2,745	461,901
		38,402,194
Home Builders — 0.2%
D.R. Horton, Inc.	14,323	2,203,737
Lennar Corp., Class A	11,660	1,052,898
NVR, Inc.†	157	991,592
PulteGroup, Inc.	10,554	1,291,387
		5,539,614
Household Products/Wares — 0.1%
Avery Dennison Corp.	4,105	672,933
Church & Dwight Co., Inc.	12,628	1,225,674
Clorox Co.	6,257	603,425
Kimberly-Clark Corp.	17,863	1,758,255
		4,260,287
Insurance — 3.0%
Aflac, Inc.	25,420	2,889,492
Allstate Corp.	14,098	3,062,932
American International Group, Inc.	28,492	2,131,202
Aon PLC, Class A	11,638	3,626,983
Arch Capital Group, Ltd.†	19,770	1,867,474
Arthur J. Gallagher & Co.	13,768	2,841,715
Assurant, Inc.	2,830	668,644
Berkshire Hathaway, Inc., Class B†	98,838	46,809,677
Brown & Brown, Inc.	15,556	935,693
Chubb, Ltd.	19,591	6,406,257
Cincinnati Financial Corp.	8,233	1,346,919
Erie Indemnity Co., Class A	1,282	280,668
Everest Group, Ltd.	2,162	771,315
Globe Life, Inc.	4,007	618,280
Hartford Insurance Group, Inc.	14,741	2,016,716
Loews Corp.	9,362	1,054,255
Marsh & McLennan Cos., Inc.	25,918	4,346,708
MetLife, Inc.	29,551	2,367,035
Principal Financial Group, Inc.	10,192	1,028,475
Progressive Corp.	31,587	6,357,831
Prudential Financial, Inc.	19,003	1,864,384
Travelers Cos., Inc.	11,744	3,583,564
W.R. Berkley Corp.	16,420	1,097,349
Willis Towers Watson PLC	5,202	1,332,752
		99,306,320
Internet — 14.8%
Airbnb, Inc., Class A†	23,076	3,238,947

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Alphabet, Inc., Class A	313,806	$120,752,549
Alphabet, Inc., Class C	252,073	96,276,762
Amazon.com, Inc.†	526,537	139,563,897
AppLovin Corp., Class A†	14,564	6,500,641
Booking Holdings, Inc.	43,875	7,386,795
CDW Corp.	7,323	1,002,592
DoorDash, Inc., Class A†	20,398	3,440,123
eBay, Inc.	24,003	2,483,830
Expedia Group, Inc.	6,196	1,538,901
F5, Inc.†	3,039	984,332
Gen Digital, Inc.	31,212	602,079
GoDaddy, Inc., Class A†	7,577	657,608
Meta Platforms, Inc., Class A	117,889	72,137,458
Netflix, Inc.†	227,434	21,290,097
Palo Alto Networks, Inc.†	43,508	7,801,855
Robinhood Markets, Inc., Class A†	42,064	3,066,045
Uber Technologies, Inc.†	110,509	8,245,077
VeriSign, Inc.	4,496	1,207,895
		498,177,483
Iron/Steel — 0.1%
Nucor Corp.	12,464	2,808,015
Steel Dynamics, Inc.	7,220	1,650,925
		4,458,940
Leisure Time — 0.2%
Carnival Corp.	57,233	1,517,247
Norwegian Cruise Line Holdings, Ltd.†	23,855	433,684
Royal Caribbean Cruises, Ltd.	13,675	3,606,918
		5,557,849
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	12,297	3,985,089
Las Vegas Sands Corp.	16,725	913,352
Marriott International, Inc., Class A	11,945	4,320,387
MGM Resorts International†	11,362	442,436
Wynn Resorts, Ltd.	4,918	526,767
		10,188,031
Machinery-Construction & Mining — 1.3%
Caterpillar, Inc.	25,137	22,374,695
GE Vernova, Inc.	14,530	15,742,674
Vertiv Holdings Co., Class A	20,777	6,825,037
		44,942,406
Machinery-Diversified — 0.6%
Deere & Co.	13,528	7,979,762
Dover Corp.	7,276	1,647,359
IDEX Corp.	4,258	927,605
Ingersoll Rand, Inc.	19,769	1,578,752
Nordson Corp.	2,711	781,988
Otis Worldwide Corp.	21,173	1,648,953
Rockwell Automation, Inc.	5,962	2,437,922
Westinghouse Air Brake Technologies Corp.	9,125	2,462,746
Xylem, Inc.	13,488	1,593,742
		21,058,829
Media — 0.7%
Charter Communications, Inc., Class A†	4,671	771,509
Comcast Corp., Class A	194,888	5,269,771
EchoStar Corp., Class A†	7,311	900,277
FactSet Research Systems, Inc.	2,089	475,415
Fox Corp., Class A	11,000	698,390
Security Description	Shares or Principal Amount	Value

Media (continued)
Fox Corp., Class B	6,872	$391,841
News Corp., Class A	20,330	535,086
News Corp., Class B	7,208	219,700
Paramount Skydance Corp., Class B	19,245	197,069
Walt Disney Co.	95,260	9,883,225
Warner Bros. Discovery, Inc.†	131,927	3,568,625
		22,910,908
Mining — 0.3%
Freeport-McMoRan, Inc.	76,842	4,439,931
Newmont Corp.	59,189	6,575,306
		11,015,237
Miscellaneous Manufacturing — 0.6%
3M Co.	28,627	4,194,428
A.O. Smith Corp.	6,140	379,698
Axon Enterprise, Inc.†	4,272	1,716,319
Illinois Tool Works, Inc.	14,138	3,647,745
Parker-Hannifin Corp.	6,835	6,215,886
Teledyne Technologies, Inc.†	2,470	1,595,249
Textron, Inc.	9,476	909,317
		18,658,642
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	2,539	574,474
Oil & Gas — 2.7%
APA Corp.	19,489	793,787
Chevron Corp.	100,926	19,510,005
ConocoPhillips	65,844	8,281,858
Coterra Energy, Inc.	40,575	1,457,048
Devon Energy Corp.	33,921	1,742,522
Diamondback Energy, Inc.	10,076	2,071,928
EOG Resources, Inc.	29,362	4,127,416
EQT Corp.	33,294	2,000,304
Expand Energy Corp.	12,691	1,296,386
Exxon Mobil Corp.	225,248	34,762,524
Marathon Petroleum Corp.	16,014	3,976,116
Occidental Petroleum Corp.	39,084	2,367,709
Phillips 66	21,671	3,882,360
Texas Pacific Land Corp.	3,126	1,386,912
Valero Energy Corp.	16,357	4,131,451
		91,788,326
Oil & Gas Services — 0.3%
Baker Hughes Co.	53,708	3,741,836
Halliburton Co.	45,166	1,910,522
SLB, Ltd.	81,143	4,615,414
		10,267,772
Packaging & Containers — 0.1%
Amcor PLC	24,878	946,359
Ball Corp.	13,759	840,400
Packaging Corp. of America	4,819	1,028,616
Smurfit WestRock PLC	29,037	1,114,730
		3,930,105
Pharmaceuticals — 4.3%
AbbVie, Inc.	95,153	20,107,732
Becton Dickinson & Co.	15,272	2,276,139
Bristol-Myers Squibb Co.	109,481	6,633,454
Cardinal Health, Inc.	12,481	2,407,335
Cencora, Inc.	10,475	3,226,405
CVS Health Corp.	68,065	5,669,134
Dexcom, Inc.†	20,939	1,246,917

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	42,711	$39,917,700
Henry Schein, Inc.†	5,071	378,246
Johnson & Johnson	129,894	29,856,136
McKesson Corp.	6,583	5,366,462
Merck & Co., Inc.	133,492	14,574,656
Pfizer, Inc.	307,054	8,198,342
Viatris, Inc.	60,497	903,825
Zoetis, Inc.	22,913	2,634,308
		143,396,791
Pipelines — 0.4%
Kinder Morgan, Inc.	106,863	3,512,587
ONEOK, Inc.	33,792	3,124,408
Targa Resources Corp.	11,757	3,057,761
Williams Cos., Inc.	65,780	5,019,672
		14,714,428
Private Equity — 0.3%
Blackstone, Inc.	39,837	5,002,730
KKR & Co., Inc.	36,873	3,847,329
		8,850,059
Real Estate — 0.1%
CBRE Group, Inc., Class A†	15,752	2,248,283
CoStar Group, Inc.†	23,205	803,125
		3,051,408
REITS — 1.8%
Alexandria Real Estate Equities, Inc.	7,907	320,313
American Tower Corp.	25,334	4,628,775
AvalonBay Communities, Inc.	7,544	1,380,552
BXP, Inc.	7,977	466,335
Camden Property Trust	5,848	614,157
Crown Castle, Inc.	23,737	2,107,371
Digital Realty Trust, Inc.	17,458	3,508,011
Equinix, Inc.	5,293	5,731,419
Equity Residential	18,859	1,233,002
Essex Property Trust, Inc.	3,371	887,281
Extra Space Storage, Inc.	11,579	1,659,618
Federal Realty Investment Trust	3,984	441,826
Healthpeak Properties, Inc.	39,683	641,674
Host Hotels & Resorts, Inc.	33,656	711,151
Invitation Homes, Inc.	29,626	852,340
Iron Mountain, Inc.	15,772	1,987,114
Kimco Realty Corp.	35,102	829,811
Mid-America Apartment Communities, Inc.	6,043	780,635
Prologis, Inc.	50,002	7,101,284
Public Storage	8,392	2,538,160
Realty Income Corp.	49,901	3,205,640
Regency Centers Corp.	9,115	709,603
SBA Communications Corp.	5,933	1,312,380
Simon Property Group, Inc.	17,620	3,589,370
UDR, Inc.	16,538	600,991
Ventas, Inc.	25,533	2,243,329
VICI Properties, Inc.	58,142	1,697,746
Welltower, Inc.	37,516	8,153,728
Weyerhaeuser Co.	38,993	956,108
		60,889,724
Retail — 4.2%
AutoZone, Inc.†	892	3,303,995
Best Buy Co., Inc.	11,174	675,915
Carvana Co.†	7,614	3,013,621
Security Description	Shares or Principal Amount	Value

Retail (continued)
Casey's General Stores, Inc.	1,998	$1,642,656
Chipotle Mexican Grill, Inc.†	69,340	2,356,867
Costco Wholesale Corp.	23,918	24,265,528
Darden Restaurants, Inc.	6,060	1,215,394
Dollar General Corp.	11,849	1,373,062
Dollar Tree, Inc.†	10,209	991,396
Domino's Pizza, Inc.	1,687	572,602
Genuine Parts Co.	7,479	801,973
Home Depot, Inc.	53,565	17,612,172
Lowe's Cos., Inc.	30,114	7,190,922
Lululemon Athletica, Inc.†	5,694	784,064
McDonald's Corp.	38,414	11,277,966
O'Reilly Automotive, Inc.†	45,281	4,500,931
Ross Stores, Inc.	17,220	3,922,544
Starbucks Corp.	61,009	6,426,078
Target Corp.	24,558	3,186,400
TJX Cos., Inc.	59,810	9,375,217
Tractor Supply Co.	28,891	1,014,074
Ulta Beauty, Inc.†	2,447	1,315,214
Walmart, Inc.	236,276	31,171,893
Williams-Sonoma, Inc.	6,361	1,152,677
Yum! Brands, Inc.	14,757	2,355,955
		141,499,116
Semiconductors — 16.5%
Advanced Micro Devices, Inc.†	87,879	31,152,227
Analog Devices, Inc.	26,354	10,601,160
Applied Materials, Inc.	42,739	16,860,108
Broadcom, Inc.	255,555	106,676,324
Intel Corp.†	253,077	23,910,715
KLA Corp.	7,084	12,399,479
Lam Research Corp.	67,381	17,374,865
Microchip Technology, Inc.	28,663	2,663,079
Micron Technology, Inc.	60,794	31,440,225
Monolithic Power Systems, Inc.	2,645	4,270,114
NVIDIA Corp.	1,309,770	261,390,799
NXP Semiconductors NV	13,544	3,976,383
ON Semiconductor Corp.†	21,893	2,207,033
QUALCOMM, Inc.	57,616	10,346,681
Skyworks Solutions, Inc.	7,377	517,644
Teradyne, Inc.	8,318	2,856,984
Texas Instruments, Inc.	48,721	13,694,499
		552,338,319
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	2,174	791,966
Software — 7.6%
Adobe, Inc.†	22,295	5,486,799
Akamai Technologies, Inc.†	7,445	766,686
Autodesk, Inc.†	11,435	2,710,095
Broadridge Financial Solutions, Inc.	6,189	952,982
Cadence Design Systems, Inc.†	14,557	4,797,842
Datadog, Inc., Class A†	17,354	2,294,025
Electronic Arts, Inc.	12,039	2,436,332
Fair Isaac Corp.†	1,320	1,353,000
Fidelity National Information Services, Inc.	27,729	1,290,230
Fiserv, Inc.†	29,463	1,845,857
Intuit, Inc.	15,050	5,846,925
Jack Henry & Associates, Inc.	4,044	621,765
Microsoft Corp.	400,242	163,210,683
MSCI, Inc.	3,920	2,318,327
Oracle Corp.	91,284	14,732,325
Palantir Technologies, Inc., Class A†	122,884	17,094,393

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Paychex, Inc.	17,241	$1,597,034
PTC, Inc.†	6,672	909,394
Roper Technologies, Inc.	5,810	2,061,446
Salesforce, Inc.	50,394	8,896,053
ServiceNow, Inc.†	56,682	5,005,587
Synopsys, Inc.†	10,046	4,848,200
Take-Two Interactive Software, Inc.†	9,335	1,995,450
Tyler Technologies, Inc.†	2,341	798,609
Workday, Inc., Class A†	11,255	1,377,612
		255,247,651
Telecommunications — 2.1%
Arista Networks, Inc.†	55,871	9,649,480
AT&T, Inc.	376,973	9,850,305
Ciena Corp.†	7,631	4,025,963
Cisco Systems, Inc.	212,571	19,450,247
Corning, Inc.	42,079	6,911,055
Motorola Solutions, Inc.	8,932	3,921,416
T-Mobile US, Inc.	25,668	5,018,094
Verizon Communications, Inc.	227,644	10,933,741
		69,760,301
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	7,224	692,348
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	6,388	1,161,402
CSX Corp.	101,286	4,601,423
Expeditors International of Washington, Inc.	7,485	1,106,956
FedEx Corp.	11,703	4,719,937
JB Hunt Transport Services, Inc.	3,953	994,298
Norfolk Southern Corp.	12,137	3,833,229
Old Dominion Freight Line, Inc.	10,152	2,156,589
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Union Pacific Corp.	31,866	$8,587,250
United Parcel Service, Inc., Class B	39,886	4,339,597
		31,500,681
Water — 0.0%
American Water Works Co., Inc.	10,403	1,335,953
Total Common Stocks (cost $1,261,826,144)		3,327,542,792
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
iShares Core S&P 500 ETF (cost $1,490,775)	2,703	1,951,755
Total Long-Term Investment Securities (cost $1,263,316,919)		3,329,494,547
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(2) (cost $27,425,908)	27,425,908	27,425,908
TOTAL INVESTMENTS (cost $1,290,742,827)	100.0%	3,356,920,455
Other assets less liabilities	0.0	844,454
NET ASSETS	100.0%	$3,357,764,909

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of April 30, 2026.

ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
85	Long	S&P 500 E-Mini Index	June 2026	$29,947,906	$30,785,937	$838,031

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$114,987,777	$—	$117	$114,987,894
Other Industries	3,212,554,898	—	—	3,212,554,898
Unaffiliated Investment Companies	1,951,755	—	—	1,951,755
Short-Term Investments	27,425,908	—	—	27,425,908
Total Investments at Value	$3,356,920,338	$—	$117	$3,356,920,455
Other Financial Instruments:†
Futures Contracts	$838,031	$—	$—	$838,031

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Advertising — 0.1%
Omnicom Group, Inc.	7,809	$599,106
Trade Desk, Inc., Class A†	11,059	260,882
		859,988
Aerospace/Defense — 1.9%
Boeing Co.†	10,783	2,469,631
General Dynamics Corp.	2,921	1,005,700
General Electric Co.	12,338	3,577,156
L3Harris Technologies, Inc.	4,563	1,462,670
Lockheed Martin Corp.	4,952	2,564,987
Northrop Grumman Corp.	3,271	1,895,479
		12,975,623
Agriculture — 1.0%
Altria Group, Inc.	41,072	2,983,881
Archer-Daniels-Midland Co.	11,740	875,099
Bunge Global SA	3,211	408,022
Philip Morris International, Inc.	16,766	2,767,564
		7,034,566
Airlines — 0.3%
Delta Air Lines, Inc.	15,929	1,083,013
Southwest Airlines Co.	12,184	462,017
United Airlines Holdings, Inc.†	7,872	708,480
		2,253,510
Apparel — 0.2%
Deckers Outdoor Corp.†	3,442	351,772
NIKE, Inc., Class B	29,386	1,303,563
		1,655,335
Auto Manufacturers — 2.2%
Cummins, Inc.	1,112	746,163
Ford Motor Co.	96,198	1,162,072
General Motors Co.	22,232	1,709,418
PACCAR, Inc.	12,805	1,521,234
Tesla, Inc.†	26,193	9,996,035
		15,134,922
Auto Parts & Equipment — 0.0%
Aptiv PLC†	5,326	320,945
Banks — 6.4%
Bank of America Corp.	162,624	8,693,879
Bank of New York Mellon Corp.	6,303	846,934
Citigroup, Inc.	42,814	5,479,336
Citizens Financial Group, Inc.	10,494	682,635
Fifth Third Bancorp	22,091	1,121,339
Goldman Sachs Group, Inc.	2,577	2,380,555
Huntington Bancshares, Inc.	49,823	835,034
JPMorgan Chase & Co.	21,145	6,623,248
KeyCorp	22,785	503,776
M&T Bank Corp.	3,746	818,988
Morgan Stanley	11,538	2,199,027
Northern Trust Corp.	4,612	767,160
PNC Financial Services Group, Inc.	9,864	2,199,672
Regions Financial Corp.	21,509	614,082
State Street Corp.	6,830	1,043,897
Truist Financial Corp.	31,164	1,604,946
US Bancorp	38,144	2,161,239
Wells Fargo & Co.	75,794	6,232,541
		44,808,288
Security Description	Shares or Principal Amount	Value

Beverages — 1.6%
Brown-Forman Corp., Class B	4,407	$113,568
Coca-Cola Co.	55,132	4,342,196
Constellation Brands, Inc., Class A	3,457	541,297
Keurig Dr Pepper, Inc.	33,236	977,139
Molson Coors Beverage Co., Class B	4,097	175,106
PepsiCo., Inc.	33,476	5,305,611
		11,454,917
Biotechnology — 1.4%
Amgen, Inc.	4,198	1,453,557
Biogen, Inc.†	3,589	679,326
Corteva, Inc.	16,432	1,331,156
Gilead Sciences, Inc.	13,996	1,831,237
Moderna, Inc.†	8,579	394,119
Regeneron Pharmaceuticals, Inc.	2,467	1,744,317
Vertex Pharmaceuticals, Inc.†	6,212	2,654,885
		10,088,597
Building Materials — 1.2%
Builders FirstSource, Inc.†	2,793	220,898
Carrier Global Corp.	19,107	1,283,417
CRH PLC	16,397	1,941,733
Johnson Controls International PLC	5,109	746,067
Lennox International, Inc.	795	425,237
Martin Marietta Materials, Inc.	1,474	912,509
Masco Corp.	4,891	351,272
Trane Technologies PLC	2,559	1,260,410
Vulcan Materials Co.	3,232	975,224
		8,116,767
Chemicals — 2.2%
Air Products & Chemicals, Inc.	5,428	1,628,671
Albemarle Corp.	2,867	563,939
CF Industries Holdings, Inc.	3,766	467,737
Dow, Inc.	17,380	703,716
DuPont de Nemours, Inc.	10,043	458,563
Ecolab, Inc.	6,228	1,623,017
International Flavors & Fragrances, Inc.	6,328	444,226
Linde PLC	11,444	5,735,046
LyondellBasell Industries NV, Class A	6,258	466,847
Mosaic Co.	7,943	184,834
PPG Industries, Inc.	5,482	594,797
Qnity Electronics, Inc.	5,112	719,054
Sherwin-Williams Co.	5,644	1,815,167
		15,405,614
Commercial Services — 1.5%
Automatic Data Processing, Inc.	9,924	2,103,293
Block, Inc.†	13,362	942,155
Cintas Corp.	8,324	1,454,286
Corpay, Inc.†	1,720	527,128
Equifax, Inc.	2,991	520,255
Global Payments, Inc.	5,817	418,591
Moody's Corp.	1,950	900,607
PayPal Holdings, Inc.	22,423	1,124,289
S&P Global, Inc.	4,199	1,810,735
United Rentals, Inc.	680	652,691
Verisk Analytics, Inc.	1,646	303,671
		10,757,701
Computers — 9.2%
Accenture PLC, Class A	15,053	2,690,122
Apple, Inc.	179,905	48,817,222
Cognizant Technology Solutions Corp., Class A	11,765	622,369

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Dell Technologies, Inc., Class C	7,257	$1,516,350
EPAM Systems, Inc.†	1,382	157,244
Fortinet, Inc.†	5,796	488,661
Gartner, Inc.†	1,667	247,533
Hewlett Packard Enterprise Co.	32,342	930,479
HP, Inc.	22,043	459,817
International Business Machines Corp.	10,976	2,535,236
Leidos Holdings, Inc.	3,133	467,506
NetApp, Inc.	4,934	546,539
Seagate Technology Holdings PLC	1,919	1,292,715
Super Micro Computer, Inc.†	12,540	343,596
Western Digital Corp.	8,283	3,599,129
		64,714,518
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	19,696	1,681,251
Estee Lauder Cos., Inc., Class A	6,169	473,224
Kenvue, Inc.	46,716	818,931
Procter & Gamble Co.	56,957	8,377,805
		11,351,211
Distribution/Wholesale — 0.5%
Copart, Inc.†	21,647	716,732
Fastenal Co.	28,280	1,270,620
Pool Corp.	814	173,643
WW Grainger, Inc.	1,076	1,249,613
		3,410,608
Diversified Financial Services — 4.5%
American Express Co.	4,175	1,348,734
Ameriprise Financial, Inc.	2,219	1,053,559
Apollo Global Management, Inc.	5,271	678,483
Ares Management Corp., Class A	4,976	584,182
Blackrock, Inc.	3,548	3,780,749
Capital One Financial Corp.	15,338	2,934,159
Cboe Global Markets, Inc.	1,223	367,010
Charles Schwab Corp.	40,924	3,750,275
CME Group, Inc.	3,905	1,123,937
Coinbase Global, Inc., Class A†	5,450	1,023,346
Franklin Resources, Inc.	7,667	229,780
Intercontinental Exchange, Inc.	13,886	2,195,238
Invesco, Ltd.	10,899	285,663
Mastercard, Inc., Class A	6,585	3,311,728
Nasdaq, Inc.	11,048	1,015,422
Raymond James Financial, Inc.	4,280	677,610
Synchrony Financial	8,620	656,844
T. Rowe Price Group, Inc.	5,457	561,416
Visa, Inc., Class A	18,540	6,115,234
		31,693,369
Electric — 4.3%
AES Corp.	17,277	249,653
Alliant Energy Corp.	6,350	466,281
Ameren Corp.	6,782	770,774
American Electric Power Co., Inc.	13,240	1,815,336
CenterPoint Energy, Inc.	15,961	696,698
CMS Energy Corp.	7,440	570,946
Consolidated Edison, Inc.	8,854	987,132
Constellation Energy Corp.	2,512	786,256
Dominion Energy, Inc.	21,046	1,357,467
DTE Energy Co.	5,076	769,978
Duke Energy Corp.	19,146	2,480,364
Edison International	9,410	653,901
Security Description	Shares or Principal Amount	Value

Electric (continued)
Entergy Corp.	11,175	$1,317,644
Evergy, Inc.	5,702	472,354
Eversource Energy	9,083	642,168
Exelon Corp.	25,279	1,162,581
FirstEnergy Corp.	12,723	604,597
NextEra Energy, Inc.	50,977	4,989,629
NRG Energy, Inc.	1,294	201,321
PG&E Corp.	53,826	894,588
Pinnacle West Capital Corp.	2,949	305,870
PPL Corp.	18,052	675,867
Public Service Enterprise Group, Inc.	12,235	999,110
Sempra	16,110	1,532,383
Southern Co.	26,908	2,602,004
WEC Energy Group, Inc.	7,964	939,274
Xcel Energy, Inc.	14,550	1,206,922
		30,151,098
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	5,666	1,334,343
Eaton Corp. PLC	9,534	4,128,318
Emerson Electric Co.	13,762	1,932,735
Generac Holdings, Inc.†	1,414	366,551
		7,761,947
Electronics — 1.2%
Allegion PLC	1,010	138,855
Fortive Corp.	7,581	453,268
Garmin, Ltd.	4,007	1,006,318
Honeywell International, Inc.	15,527	3,327,902
Hubbell, Inc.	1,297	659,096
Jabil, Inc.	997	336,478
Keysight Technologies, Inc.†	4,227	1,479,070
Mettler-Toledo International, Inc.†	271	345,961
TE Connectivity PLC	2,243	474,753
Trimble, Inc.†	5,950	400,554
		8,622,255
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	2,802	362,607
Entertainment — 0.0%
Live Nation Entertainment, Inc.†	1,772	279,870
Environmental Control — 0.6%
Pentair PLC	4,062	327,844
Republic Services, Inc.	4,943	1,034,174
Veralto Corp.	6,077	535,991
Waste Management, Inc.	9,103	2,116,903
		4,014,912
Food — 1.0%
Campbell’s Co.	4,875	101,351
Conagra Brands, Inc.	12,080	173,348
General Mills, Inc.	13,093	462,314
Hershey Co.	3,624	673,122
Hormel Foods Corp.	7,294	156,602
J.M. Smucker Co.	2,639	258,701
Kraft Heinz Co.	20,876	473,050
Kroger Co.	14,216	967,683
McCormick & Co., Inc.	6,333	321,970
Mondelez International, Inc., Class A	31,569	1,939,599
Sysco Corp.	11,702	874,257
Tyson Foods, Inc., Class A	6,828	437,470
		6,839,467

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Forest Products & Paper — 0.1%
International Paper Co.	13,022	$396,129
Gas — 0.2%
Atmos Energy Corp.	4,118	782,337
NiSource, Inc.	11,539	557,103
		1,339,440
Hand/Machine Tools — 0.1%
Snap-on, Inc.	1,273	488,068
Stanley Black & Decker, Inc.	3,736	292,006
		780,074
Healthcare-Products — 3.1%
Abbott Laboratories	42,733	3,879,729
Agilent Technologies, Inc.	6,913	798,797
Align Technology, Inc.†	1,671	294,113
Baxter International, Inc.	12,417	218,291
Bio-Techne Corp.	3,867	213,922
Boston Scientific Corp.†	11,910	686,135
Cooper Cos., Inc.†	4,695	295,316
Danaher Corp.	15,413	2,758,156
Edwards Lifesciences Corp.†	7,656	639,276
GE HealthCare Technologies, Inc.	11,112	676,054
Medtronic PLC	31,404	2,542,782
ResMed, Inc.	1,632	348,938
Revvity, Inc.	2,863	247,993
Solventum Corp.†	3,664	246,807
STERIS PLC	1,241	269,148
Stryker Corp.	4,874	1,535,944
Thermo Fisher Scientific, Inc.	9,194	4,403,558
Waters Corp.†	2,413	746,172
West Pharmaceutical Services, Inc.	1,764	524,949
Zimmer Biomet Holdings, Inc.	4,918	405,391
		21,731,471
Healthcare-Services — 2.2%
Centene Corp.†	11,235	603,207
Charles River Laboratories International, Inc.†	1,225	204,538
Cigna Group	6,460	1,877,147
DaVita, Inc.†	835	129,542
Elevance Health, Inc.	5,420	2,040,196
Humana, Inc.	2,927	692,060
IQVIA Holdings, Inc.†	4,142	655,969
Labcorp Holdings, Inc.	2,027	520,534
Quest Diagnostics, Inc.	2,730	530,166
UnitedHealth Group, Inc.	22,201	8,225,026
Universal Health Services, Inc., Class B	1,295	217,910
		15,696,295
Home Builders — 0.4%
D.R. Horton, Inc.	6,681	1,027,939
Lennar Corp., Class A	5,247	473,804
NVR, Inc.†	66	416,847
PulteGroup, Inc.	4,779	584,759
		2,503,349
Household Products/Wares — 0.3%
Avery Dennison Corp.	1,825	299,172
Church & Dwight Co., Inc.	5,804	563,336
Clorox Co.	3,022	291,442
Kimberly-Clark Corp.	8,084	795,708
		1,949,658
Security Description	Shares or Principal Amount	Value

Insurance — 3.1%
Aflac, Inc.	11,395	$1,295,270
Allstate Corp.	6,354	1,380,470
American International Group, Inc.	13,232	989,754
Aon PLC, Class A	5,252	1,636,786
Arch Capital Group, Ltd.†	8,818	832,948
Arthur J. Gallagher & Co.	6,340	1,308,576
Assurant, Inc.	1,213	286,595
Brown & Brown, Inc.	7,202	433,200
Chubb, Ltd.	8,895	2,908,665
Cincinnati Financial Corp.	1,518	248,345
Erie Indemnity Co., Class A	601	131,577
Everest Group, Ltd.	991	353,549
Globe Life, Inc.	1,899	293,016
Hartford Insurance Group, Inc.	6,825	933,728
Loews Corp.	4,190	471,836
Marsh & McLennan Cos., Inc.	11,889	1,993,904
MetLife, Inc.	13,571	1,087,037
Principal Financial Group, Inc.	4,807	485,074
Progressive Corp.	6,357	1,279,537
Prudential Financial, Inc.	8,542	838,056
Travelers Cos., Inc.	5,313	1,621,209
W.R. Berkley Corp.	3,231	215,928
Willis Towers Watson PLC	2,330	596,946
		21,622,006
Internet — 4.8%
Airbnb, Inc., Class A†	5,496	771,419
Amazon.com, Inc.†	112,526	29,826,141
CDW Corp.	3,228	441,945
eBay, Inc.	2,790	288,709
F5, Inc.†	1,373	444,715
Gen Digital, Inc.	13,037	251,484
GoDaddy, Inc., Class A†	3,397	294,826
Palo Alto Networks, Inc.†	8,732	1,565,822
		33,885,061
Iron/Steel — 0.3%
Nucor Corp.	5,605	1,262,751
Steel Dynamics, Inc.	3,373	771,270
		2,034,021
Leisure Time — 0.0%
Norwegian Cruise Line Holdings, Ltd.†	4,737	86,119
Lodging — 0.0%
MGM Resorts International†	4,527	176,281
Machinery-Diversified — 1.3%
Deere & Co.	6,186	3,648,936
Dover Corp.	3,344	757,115
IDEX Corp.	1,829	398,448
Ingersoll Rand, Inc.	8,756	699,254
Nordson Corp.	1,257	362,582
Otis Worldwide Corp.	9,488	738,925
Rockwell Automation, Inc.	1,245	509,093
Westinghouse Air Brake Technologies Corp.	4,198	1,132,998
Xylem, Inc.	5,917	699,153
		8,946,504
Media — 1.4%
Charter Communications, Inc., Class A†	2,098	346,526
Comcast Corp., Class A	88,282	2,387,145
FactSet Research Systems, Inc.	872	198,450
Fox Corp., Class A	1,675	106,346
Fox Corp., Class B	1,193	68,025

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	9,310	$245,039
News Corp., Class B	2,935	89,459
Paramount Skydance Corp., Class B	7,650	78,336
Walt Disney Co.	43,514	4,514,577
Warner Bros. Discovery, Inc.†	60,515	1,636,931
		9,670,834
Mining — 0.3%
Freeport-McMoRan, Inc.	35,260	2,037,323
Miscellaneous Manufacturing — 0.9%
3M Co.	12,883	1,887,617
A.O. Smith Corp.	2,830	175,007
Axon Enterprise, Inc.†	667	267,974
Illinois Tool Works, Inc.	6,453	1,664,938
Parker-Hannifin Corp.	1,366	1,242,268
Teledyne Technologies, Inc.†	1,142	737,561
Textron, Inc.	4,179	401,017
		6,376,382
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	1,188	268,797
Oil & Gas — 6.0%
APA Corp.	8,661	352,762
Chevron Corp.	45,941	8,880,855
ConocoPhillips	30,078	3,783,211
Coterra Energy, Inc.	18,738	672,882
Devon Energy Corp.	15,386	790,379
Diamondback Energy, Inc.	4,768	980,444
EOG Resources, Inc.	13,286	1,867,613
EQT Corp.	15,292	918,743
Expand Energy Corp.	5,832	595,739
Exxon Mobil Corp.	102,420	15,806,479
Marathon Petroleum Corp.	7,233	1,795,882
Occidental Petroleum Corp.	17,682	1,071,175
Phillips 66	9,833	1,761,582
Texas Pacific Land Corp.	1,429	634,004
Valero Energy Corp.	7,466	1,885,762
		41,797,512
Oil & Gas Services — 0.7%
Baker Hughes Co.	24,330	1,695,071
Halliburton Co.	20,615	872,014
SLB, Ltd.	36,535	2,078,111
		4,645,196
Packaging & Containers — 0.3%
Amcor PLC	11,404	433,808
Ball Corp.	6,701	409,297
Packaging Corp. of America	2,207	471,084
Smurfit WestRock PLC	12,757	489,742
		1,803,931
Pharmaceuticals — 4.9%
AbbVie, Inc.	23,365	4,937,492
Becton Dickinson & Co.	6,931	1,032,996
Bristol-Myers Squibb Co.	49,911	3,024,107
Cardinal Health, Inc.	5,741	1,107,324
Cencora, Inc.	4,793	1,476,292
CVS Health Corp.	31,247	2,602,563
Dexcom, Inc.†	4,484	267,022
Henry Schein, Inc.†	2,310	172,303
Johnson & Johnson	24,213	5,565,358
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
McKesson Corp.	3,013	$2,456,198
Merck & Co., Inc.	60,830	6,641,419
Pfizer, Inc.	139,095	3,713,837
Viatris, Inc.	28,802	430,302
Zoetis, Inc.	10,336	1,188,330
		34,615,543
Pipelines — 1.0%
Kinder Morgan, Inc.	47,736	1,569,083
ONEOK, Inc.	15,265	1,411,402
Targa Resources Corp.	5,291	1,376,083
Williams Cos., Inc.	30,010	2,290,063
		6,646,631
Private Equity — 0.4%
Blackstone, Inc.	18,300	2,298,114
KKR & Co., Inc.	7,695	802,896
		3,101,010
Real Estate — 0.2%
CBRE Group, Inc., Class A†	7,187	1,025,800
CoStar Group, Inc.†	10,131	350,634
		1,376,434
REITS — 3.2%
Alexandria Real Estate Equities, Inc.	3,857	156,247
American Tower Corp.	11,486	2,098,607
AvalonBay Communities, Inc.	3,458	632,814
BXP, Inc.	3,714	217,120
Camden Property Trust	2,502	262,760
Crown Castle, Inc.	10,644	944,974
Digital Realty Trust, Inc.	7,966	1,600,688
Equinix, Inc.	2,415	2,615,035
Equity Residential	8,516	556,776
Essex Property Trust, Inc.	1,601	421,399
Extra Space Storage, Inc.	5,170	741,016
Federal Realty Investment Trust	1,945	215,701
Healthpeak Properties, Inc.	16,971	274,421
Host Hotels & Resorts, Inc.	15,200	321,176
Invitation Homes, Inc.	13,803	397,112
Iron Mountain, Inc.	7,218	909,396
Kimco Realty Corp.	16,618	392,850
Mid-America Apartment Communities, Inc.	2,928	378,239
Prologis, Inc.	22,782	3,235,500
Public Storage	3,877	1,172,599
Realty Income Corp.	22,389	1,438,269
Regency Centers Corp.	4,005	311,789
SBA Communications Corp.	2,628	581,314
Simon Property Group, Inc.	4,710	959,474
UDR, Inc.	7,098	257,941
Ventas, Inc.	5,588	490,962
VICI Properties, Inc.	26,230	765,916
Weyerhaeuser Co.	17,575	430,939
		22,781,034
Retail — 7.6%
AutoZone, Inc.†	144	533,380
Best Buy Co., Inc.	4,834	292,409
Carvana Co.†	1,679	664,548
Chipotle Mexican Grill, Inc.†	31,720	1,078,163
Costco Wholesale Corp.	10,878	11,036,057
Darden Restaurants, Inc.	2,854	572,398
Dollar General Corp.	5,340	618,799
Dollar Tree, Inc.†	4,586	445,346

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Domino's Pizza, Inc.	786	$266,784
Genuine Parts Co.	3,404	365,011
Home Depot, Inc.	24,398	8,022,062
Lowe's Cos., Inc.	13,762	3,286,228
Lululemon Athletica, Inc.†	2,658	366,007
McDonald's Corp.	9,780	2,871,310
Ross Stores, Inc.	4,138	942,595
Starbucks Corp.	28,020	2,951,347
Target Corp.	11,033	1,431,532
TJX Cos., Inc.	12,275	1,924,106
Tractor Supply Co.	12,825	450,158
Walmart, Inc.	107,434	14,173,768
Williams-Sonoma, Inc.	2,960	536,382
Yum! Brands, Inc.	3,480	555,582
		53,383,972
Semiconductors — 4.5%
Analog Devices, Inc.	11,975	4,817,063
Intel Corp.†	115,074	10,872,192
Microchip Technology, Inc.	13,219	1,228,177
NXP Semiconductors NV	6,192	1,817,909
ON Semiconductor Corp.†	9,771	985,015
QUALCOMM, Inc.	26,150	4,696,017
Skyworks Solutions, Inc.	3,640	255,419
Teradyne, Inc.	1,590	546,117
Texas Instruments, Inc.	22,214	6,243,911
		31,461,820
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	944	343,890
Software — 3.2%
Adobe, Inc.†	10,049	2,473,059
Akamai Technologies, Inc.†	3,575	368,154
Autodesk, Inc.†	2,199	521,163
Broadridge Financial Solutions, Inc.	2,835	436,533
Cadence Design Systems, Inc.†	2,448	806,836
Electronic Arts, Inc.	2,912	589,301
Fair Isaac Corp.†	300	307,500
Fidelity National Information Services, Inc.	12,549	583,905
Fiserv, Inc.†	13,089	820,026
Intuit, Inc.	2,979	1,157,341
Jack Henry & Associates, Inc.	1,829	281,209
MSCI, Inc.	851	503,290
Oracle Corp.	19,940	3,218,117
Paychex, Inc.	7,882	730,110
PTC, Inc.†	2,958	403,175
Roper Technologies, Inc.	2,635	934,924
Salesforce, Inc.	22,964	4,053,835
ServiceNow, Inc.†	9,918	875,859
Synopsys, Inc.†	4,711	2,273,529
Take-Two Interactive Software, Inc.†	2,056	439,491
Tyler Technologies, Inc.†	1,065	363,314
Workday, Inc., Class A†	2,926	358,142
		22,498,813
Security Description	Shares or Principal Amount	Value

Telecommunications — 2.7%
AT&T, Inc.	171,336	$4,477,010
Cisco Systems, Inc.	45,571	4,169,746
Corning, Inc.	5,920	972,301
Motorola Solutions, Inc.	4,078	1,790,364
T-Mobile US, Inc.	11,654	2,278,357
Verizon Communications, Inc.	103,252	4,959,194
		18,646,972
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	3,328	318,955
Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	2,909	528,885
CSX Corp.	45,597	2,071,472
Expeditors International of Washington, Inc.	3,214	475,319
FedEx Corp.	5,320	2,145,609
JB Hunt Transport Services, Inc.	1,797	451,999
Norfolk Southern Corp.	5,476	1,729,485
Old Dominion Freight Line, Inc.	4,503	956,572
Union Pacific Corp.	14,568	3,925,785
United Parcel Service, Inc., Class B	18,090	1,968,192
		14,253,318
Water — 0.1%
American Water Works Co., Inc.	4,778	613,591
Total Common Stocks (cost $628,259,864)		697,857,001
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
iShares S&P 500 Value ETF (cost $320,878)	1,626	363,688
RIGHTS — 0.0%
Diversified Financial Services — 0.0%
Hologic, Inc. CVR†(1) (cost $54)	5,442	54
Total Long-Term Investment Securities (cost $628,580,796)		698,220,743
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(2) (cost $3,307,660)	3,307,660	3,307,660
TOTAL INVESTMENTS (cost $631,888,456)	100.0%	701,528,403
Other assets less liabilities	0.0	137,846
NET ASSETS	100.0%	$701,666,249

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of April 30, 2026.

CVR—Contingent Value Rights
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
25	Long	E-Mini Russell 1000 Index	June 2026	$2,801,662	$2,853,875	$52,213
30	Long	Micro E-mini S&P 500 Index	June 2026	1,070,798	1,086,562	15,764
						$67,977

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$697,857,001	$—	$—	$697,857,001
Unaffiliated Investment Companies	363,688	—	—	363,688
Rights	—	—	54	54
Short-Term Investments	3,307,660	—	—	3,307,660
Total Investments at Value	$701,528,349	$—	$54	$701,528,403
Other Financial Instruments:†
Futures Contracts	$67,977	$—	$—	$67,977

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 0.8%
Curtiss-Wright Corp.	6,740	$4,854,148
General Electric Co.	2,950	855,293
		5,709,441
Auto Manufacturers — 2.3%
Tesla, Inc.†	42,534	16,232,250
Banks — 3.1%
Citigroup, Inc.	50,809	6,502,536
Northern Trust Corp.	53,945	8,973,211
Popular, Inc.	46,108	6,931,416
		22,407,163
Beverages — 1.1%
Monster Beverage Corp.†	107,058	8,250,960
Biotechnology — 1.8%
Gilead Sciences, Inc.	49,574	6,486,262
Illumina, Inc.†	21,783	2,760,777
Incyte Corp.†	34,913	3,326,162
		12,573,201
Commercial Services — 0.2%
Verisk Analytics, Inc.	9,325	1,720,369
Computer Graphics — 0.1%
Canva, Inc., Class A†(1)(2)	245	384,946
Computers — 13.2%
Apple, Inc.	312,816	84,882,622
Leidos Holdings, Inc.	20,014	2,986,489
Okta, Inc.†	91,190	6,716,143
		94,585,254
Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	86,922	7,419,662
Diversified Financial Services — 2.7%
Interactive Brokers Group, Inc., Class A	66,401	5,278,880
Mastercard, Inc., Class A	17,465	8,783,498
Visa, Inc., Class A	15,698	5,177,828
		19,240,206
Electric — 1.2%
NRG Energy, Inc.	35,164	5,470,815
PG&E Corp.	181,004	3,008,287
		8,479,102
Electronics — 0.7%
Amphenol Corp., Class A	32,581	4,798,204
Engineering & Construction — 0.3%
Primoris Services Corp.	12,728	2,305,677
Entertainment — 0.8%
TKO Group Holdings, Inc.	29,393	5,469,743
Entertainment Software — 0.1%
Epic Games, Inc.†(1)(2)	1,787	687,995
Food Service — 0.2%
Aramark	39,124	1,787,576
Healthcare-Services — 1.2%
Cigna Group	16,593	4,821,594
IQVIA Holdings, Inc.†	25,418	4,025,449
		8,847,043
Security Description	Shares or Principal Amount	Value

Insurance — 0.9%
Equitable Holdings, Inc.	149,777	$6,320,589
Internet — 19.1%
Airbnb, Inc., Class A†	59,956	8,415,424
Alphabet, Inc., Class A	63,374	24,386,315
Alphabet, Inc., Class C	57,742	22,053,979
Amazon.com, Inc.†	116,220	30,805,273
AppLovin Corp., Class A†	4,833	2,157,210
Booking Holdings, Inc.	34,763	5,852,699
Etsy, Inc.†	12,051	775,361
GoDaddy, Inc., Class A†	11,706	1,015,964
Meta Platforms, Inc., Class A	45,999	28,147,248
Netflix, Inc.†	16,107	1,507,776
Roku, Inc.†	50,598	5,897,703
Spotify Technology SA†	10,683	4,770,494
Uber Technologies, Inc.†	22,516	1,679,919
		137,465,365
Leisure Time — 1.3%
Viking Holdings, Ltd.†	116,291	9,525,396
Machinery-Construction & Mining — 2.9%
BWX Technologies, Inc.	34,807	7,531,887
GE Vernova, Inc.	12,514	13,558,418
		21,090,305
Machinery-Diversified — 0.4%
Flowserve Corp.	39,286	2,893,021
Oil & Gas — 0.3%
Valero Energy Corp.	9,569	2,416,938
Pharmaceuticals — 4.5%
AbbVie, Inc.	4,778	1,009,687
Bristol-Myers Squibb Co.	138,795	8,409,589
Dexcom, Inc.†	86,400	5,145,120
Eli Lilly & Co.	10,468	9,783,393
McKesson Corp.	8,670	7,067,784
Pfizer, Inc.	29,820	796,194
		32,211,767
Real Estate — 0.1%
CBRE Group, Inc., Class A†	7,025	1,002,678
Retail — 2.3%
Costco Wholesale Corp.	2,338	2,371,971
O'Reilly Automotive, Inc.†	92,954	9,239,628
Ross Stores, Inc.	12,477	2,842,136
TJX Cos., Inc.	11,507	1,803,722
		16,257,457
Semiconductors — 22.0%
Broadcom, Inc.	80,853	33,750,468
KLA Corp.	2,866	5,016,503
Lam Research Corp.	65,235	16,821,497
NVIDIA Corp.	511,985	102,176,846
		157,765,314
Software — 13.2%
Autodesk, Inc.†	32,556	7,715,772
Datadog, Inc., Class A†	56,594	7,481,161
Dropbox, Inc., Class A†	178,153	4,327,336
Elastic NV†	12,076	560,689
Guidewire Software, Inc.†	27,081	3,747,740
Magic Leap, Inc., Class A†(1)(2)	2,188	1,050
Microsoft Corp.	147,416	60,113,297
Palantir Technologies, Inc., Class A†	4,861	676,214

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Pegasystems, Inc.	65,686	$2,400,823
ROBLOX Corp., Class A†	63,587	3,513,818
Salesforce, Inc.	20,116	3,551,077
Snowflake, Inc.†	4,020	548,609
		94,637,586
Telecommunications — 1.5%
Arista Networks, Inc.†	62,598	10,811,301
Total Common Stocks (cost $511,653,148)		713,296,509
CONVERTIBLE PREFERRED STOCKS — 0.4%
Automotive - Cars & Lt. Trucks — 0.2%
Waymo LLC Series A-2†(1)(2)	4,915	1,052,400
Computer Software — 0.0%
Formagrid, Inc. Series F†(1)(2)	2,702	154,771
E-Commerce/Services — 0.0%
Rappi, Inc. Series E †(1)(2)	9,191	219,527
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	186,288
Industrial Automation/Robotics — 0.1%
Nuro, Inc. Series C †(1)(2)	47,284	604,762
Nuro, Inc. Series D †(1)(2)	10,245	131,034
		735,796
Recycling — 0.1%
Redwood Materials, Inc. Series C†(1)(2)	9,878	471,674
Software — 0.0%
Celonis SE Series D†(1)(2)	187	12,978
Total Convertible Preferred Stocks (cost $3,210,009)		2,833,434
Total Long-Term Investment Securities (cost $514,863,157)		716,129,943
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Sovereign — 0.4%
Federal Home Loan Bank Disc. Notes
3.55%, 05/01/2026 (cost $2,848,000)	$2,848,000	$2,847,716
TOTAL INVESTMENTS (cost $517,711,157)	100.1%	718,977,659
Other assets less liabilities	(0.1)	(807,669)
NET ASSETS	100.0%	$718,169,990

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc., Class A	12/17/21, 12/22/21	245	$417,520	$384,946	$1,571.21	0.1%
Epic Games, Inc.	06/18/20, 03/29/21	1,787	1,170,114	687,995	385.00	0.1
Magic Leap, Inc., Class A	01/20/16, 10/12/17	2,188	1,064,503	1,050	0.48	0.0
Convertible Preferred Stocks
Celonis SE Series D	10/04/22	187	69,150	12,978	69.40	0.0
Formagrid, Inc. Series F	12/08/21	2,702	506,043	154,771	57.28	0.0
Nuro, Inc. Series C	10/30/20, 03/02/21	47,284	617,274	604,762	12.79	0.1
Nuro, Inc. Series D	10/29/21	10,245	213,564	131,034	12.79	0.0
Rappi, Inc. Series E	09/08/20, 09/24/20	9,191	549,126	219,527	23.89	0.0
Redwood Materials, Inc. Series C	05/28/21	9,878	468,252	471,674	47.75	0.1
Sila Nanotechnologies, Inc. Series F	01/07/21	8,833	364,563	186,288	21.09	0.0
Waymo LLC Series A-2	05/08/20	4,915	422,037	1,052,400	214.12	0.2
				$3,907,425		0.6%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Graphics	$—	$—	$384,946	$384,946
Entertainment Software	—	—	687,995	687,995
Software	94,636,536	—	1,050	94,637,586
Other Industries	617,585,982	—	—	617,585,982
Convertible Preferred Stocks	—	—	2,833,434	2,833,434
Short-Term Investments	—	2,847,716	—	2,847,716
Total Investments at Value	$712,222,518	$2,847,716	$3,907,425	$718,977,659

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Aerospace/Defense — 2.6%
Curtiss-Wright Corp.	1,929	$1,389,266
Howmet Aerospace, Inc.	24,828	6,034,197
RTX Corp.	44,533	7,840,925
		15,264,388
Apparel — 0.6%
LVMH Moet Hennessy Louis Vuitton SE	6,109	3,241,725
Banks — 4.8%
Bank of America Corp.	56,999	3,047,166
Goldman Sachs Group, Inc.	10,749	9,929,604
JPMorgan Chase & Co.	48,803	15,286,564
		28,263,334
Beverages — 0.5%
Diageo PLC	153,013	3,075,919
Biotechnology — 1.0%
Gilead Sciences, Inc.	21,766	2,847,863
Vertex Pharmaceuticals, Inc.†	6,412	2,740,361
		5,588,224
Chemicals — 1.5%
Linde PLC	17,615	8,827,581
Commercial Services — 1.6%
Cintas Corp.	12,829	2,241,354
Moody's Corp.	9,308	4,298,900
Verisk Analytics, Inc.	16,647	3,071,205
		9,611,459
Computers — 8.8%
Apple, Inc.	134,957	36,620,582
Check Point Software Technologies, Ltd.†	36,896	4,149,693
Seagate Technology Holdings PLC	15,999	10,777,567
		51,547,842
Cosmetics/Personal Care — 2.4%
Colgate-Palmolive Co.	50,360	4,298,730
Kenvue, Inc.	84,551	1,482,179
Procter & Gamble Co.	56,038	8,242,629
		14,023,538
Diversified Financial Services — 5.4%
CME Group, Inc.	26,073	7,504,331
Mastercard, Inc., Class A	18,116	9,110,899
Nasdaq, Inc.	48,071	4,418,206
Visa, Inc., Class A	31,561	10,410,080
		31,443,516
Electric — 3.3%
Alliant Energy Corp.	93,281	6,849,624
Southern Co.	47,241	4,568,204
Xcel Energy, Inc.	96,562	8,009,818
		19,427,646
Electrical Components & Equipment — 3.4%
AMETEK, Inc.	21,109	4,971,170
Eaton Corp. PLC	16,009	6,932,057
Emerson Electric Co.	57,844	8,123,611
		20,026,838
Electronics — 3.4%
Allegion PLC	40,017	5,501,537
Amphenol Corp., Class A	53,150	7,827,401
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Hubbell, Inc.	9,209	$4,679,738
TE Connectivity PLC	8,543	1,808,211
		19,816,887
Environmental Control — 1.5%
Veralto Corp.	32,388	2,856,622
Waste Management, Inc.	25,941	6,032,579
		8,889,201
Food Service — 1.1%
Aramark	134,420	6,141,650
Healthcare-Products — 4.9%
Abbott Laboratories	26,973	2,448,879
Boston Scientific Corp.†	52,233	3,009,143
Medtronic PLC	86,372	6,993,541
STERIS PLC	28,282	6,133,800
Thermo Fisher Scientific, Inc.	14,803	7,090,045
Waters Corp.†	8,694	2,688,445
		28,363,853
Healthcare-Services — 1.1%
Cigna Group	22,071	6,413,391
Insurance — 3.0%
Aon PLC, Class A	18,144	5,654,577
Chubb, Ltd.	27,257	8,913,039
Willis Towers Watson PLC	11,948	3,061,078
		17,628,694
Internet — 15.3%
Alphabet, Inc., Class A	103,261	39,734,833
Amazon.com, Inc.†	117,060	31,027,924
Meta Platforms, Inc., Class A	27,306	16,708,814
Spotify Technology SA†	3,576	1,596,863
		89,068,434
Machinery-Diversified — 0.7%
Otis Worldwide Corp.	51,361	3,999,995
Oil & Gas — 3.1%
ConocoPhillips	73,922	9,297,909
Exxon Mobil Corp.	56,190	8,671,803
		17,969,712
Pharmaceuticals — 1.6%
Becton Dickinson & Co.	22,618	3,370,987
Pfizer, Inc.	117,944	3,149,105
Zoetis, Inc.	23,679	2,722,374
		9,242,466
Retail — 3.0%
BJ's Wholesale Club Holdings, Inc.†	41,704	3,915,589
Costco Wholesale Corp.	7,381	7,488,246
TJX Cos., Inc.	37,402	5,862,763
		17,266,598
Semiconductors — 16.0%
Analog Devices, Inc.	24,581	9,887,953
Broadcom, Inc.	41,682	17,399,317
KLA Corp.	5,131	8,981,046
Lam Research Corp.	32,936	8,492,877
NVIDIA Corp.	203,623	40,637,042
Texas Instruments, Inc.	27,750	7,799,970
		93,198,205

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 7.0%
Cadence Design Systems, Inc.†	16,507	$5,440,542
Microsoft Corp.	87,419	35,647,720
		41,088,262
Telecommunications — 1.5%
Arista Networks, Inc.†	52,011	8,982,820
Total Long-Term Investment Securities (cost $405,260,716)		578,412,178
SHORT-TERM INVESTMENTS — 0.3%
Sovereign — 0.3%
Federal Home Loan Bank Disc. Notes
3.55%, 05/01/2026 (cost $1,477,000)	$1,477,000	1,476,853
TOTAL INVESTMENTS (cost $406,737,716)	99.4%	579,889,031
Other assets less liabilities	0.6	3,749,033
NET ASSETS	100.0%	$583,638,064

†	Non-income producing security
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$—	$3,241,725	$—	$3,241,725
Beverages	—	3,075,919	—	3,075,919
Other Industries	572,094,534	—	—	572,094,534
Short-Term Investments	—	1,476,853	—	1,476,853
Total Investments at Value	$572,094,534	$7,794,497	$—	$579,889,031

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 58.9%
Advertising — 1.7%
Omnicom Group, Inc.	106,360	$8,159,939
Aerospace/Defense — 1.7%
Boeing Co.†	5,006	1,146,524
General Dynamics Corp.	8,295	2,855,969
L3Harris Technologies, Inc.	12,510	4,010,080
		8,012,573
Agriculture — 1.5%
Altria Group, Inc.	18,084	1,313,803
Philip Morris International, Inc.	34,863	5,754,835
		7,068,638
Airlines — 0.4%
Delta Air Lines, Inc.	27,024	1,837,362
Auto Parts & Equipment — 1.7%
Aptiv PLC†	54,338	3,274,408
Lear Corp.	31,816	4,044,768
Versigent PLC†	18,113	633,412
		7,952,588
Banks — 7.2%
Bank of America Corp.	154,016	8,233,695
Goldman Sachs Group, Inc.	3,227	2,981,006
JPMorgan Chase & Co.	18,010	5,641,272
Morgan Stanley	16,181	3,083,937
Northern Trust Corp.	43,252	7,194,538
PNC Financial Services Group, Inc.	20,328	4,533,144
Wells Fargo & Co.	25,497	2,096,618
		33,764,210
Beverages — 1.0%
Constellation Brands, Inc., Class A	19,524	3,057,068
Diageo PLC	85,696	1,722,690
		4,779,758
Building Materials — 1.3%
Masco Corp.	70,633	5,072,862
Mohawk Industries, Inc.†	10,235	1,080,407
		6,153,269
Chemicals — 1.2%
Axalta Coating Systems, Ltd.†	130,929	3,723,621
PPG Industries, Inc.	19,604	2,127,034
		5,850,655
Commercial Services — 0.2%
Equifax, Inc.	4,324	752,117
Computers — 1.5%
Accenture PLC, Class A	15,363	2,745,522
Amdocs, Ltd.	15,291	988,869
Cognizant Technology Solutions Corp., Class A	34,506	1,825,367
Leidos Holdings, Inc.	8,518	1,271,056
		6,830,814
Cosmetics/Personal Care — 1.5%
Kenvue, Inc.	407,901	7,150,504
Distribution/Wholesale — 0.5%
LKQ Corp.	79,791	2,519,800
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 2.7%
Charles Schwab Corp.	127,282	$11,664,123
CME Group, Inc.	2,864	824,316
		12,488,439
Electric — 3.3%
Duke Energy Corp.	28,943	3,749,566
Exelon Corp.	40,428	1,859,284
National Grid PLC	229,020	4,096,833
PG&E Corp.	295,347	4,908,667
Sempra	8,211	781,030
		15,395,380
Electrical Components & Equipment — 0.4%
Eaton Corp. PLC	4,344	1,880,995
Electronics — 0.6%
Honeywell International, Inc.	12,024	2,577,104
Environmental Control — 0.1%
Pentair PLC	7,815	630,749
Food — 1.2%
Albertsons Cos., Inc., Class A	101,489	1,710,090
J.M. Smucker Co.	11,678	1,144,794
Tyson Foods, Inc., Class A	17,071	1,093,739
US Foods Holding Corp.†	19,233	1,798,093
		5,746,716
Hand/Machine Tools — 0.2%
Techtronic Industries Co., Ltd.	66,000	961,180
Healthcare-Products — 3.0%
Agilent Technologies, Inc.	11,377	1,314,612
Boston Scientific Corp.†	26,589	1,531,792
Medtronic PLC	100,103	8,105,340
Waters Corp.†	10,537	3,258,357
		14,210,101
Healthcare-Services — 2.5%
Cigna Group	27,018	7,850,890
Humana, Inc.	7,093	1,677,069
ICON PLC†	20,635	2,441,740
		11,969,699
Household Products/Wares — 0.9%
Avery Dennison Corp.	8,433	1,382,422
Henkel AG & Co. KGaA (Preference Shares)	31,526	2,295,970
Kimberly-Clark Corp.	5,699	560,952
		4,239,344
Insurance — 4.2%
Aon PLC, Class A	20,896	6,512,238
Chubb, Ltd.	17,868	5,842,836
Principal Financial Group, Inc.	9,721	980,946
Travelers Cos., Inc.	4,989	1,522,344
Willis Towers Watson PLC	19,414	4,973,867
		19,832,231
Internet — 0.3%
Airbnb, Inc., Class A†	9,328	1,309,278
Machinery-Diversified — 0.6%
AGCO Corp.	14,515	1,756,605
Flowserve Corp.	14,440	1,063,362
		2,819,967

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 1.5%
Comcast Corp., Class A	184,133	$4,978,956
Warner Bros. Discovery, Inc.†	76,156	2,060,020
		7,038,976
Mining — 0.4%
Glencore PLC	222,204	1,721,237
Oil & Gas — 4.1%
Chevron Corp.	14,014	2,709,046
ConocoPhillips	61,966	7,794,084
Diamondback Energy, Inc.	7,578	1,558,264
Exxon Mobil Corp.	34,188	5,276,234
Suncor Energy, Inc.	25,002	1,713,245
		19,050,873
Oil & Gas Services — 0.2%
SLB, Ltd.	18,155	1,032,656
Packaging & Containers — 0.3%
Smurfit WestRock PLC	39,568	1,519,015
Pharmaceuticals — 4.6%
Becton Dickinson & Co.	50,890	7,584,646
Johnson & Johnson	13,571	3,119,294
Pfizer, Inc.	342,457	9,143,602
Roche Holding AG	4,708	1,927,568
		21,775,110
Retail — 0.5%
Target Corp.	17,437	2,262,451
Semiconductors — 1.3%
NXP Semiconductors NV	20,069	5,892,058
Software — 3.5%
Fidelity National Information Services, Inc.	50,922	2,369,400
Fiserv, Inc.†	17,272	1,082,091
Microsoft Corp.	22,622	9,224,799
Salesforce, Inc.	20,811	3,673,766
		16,350,056
Transportation — 1.1%
Union Pacific Corp.	18,525	4,992,117
Total Common Stocks (cost $223,704,312)		276,527,959
CONVERTIBLE PREFERRED STOCKS — 0.3%
Aerospace/Defense — 0.3%
Boeing Co.† (cost $1,065,050)	21,301	1,537,932
CORPORATE BONDS & NOTES — 13.1%
Aerospace/Defense — 0.2%
BAE Systems PLC
3.40%, 04/15/2030*	$224,000	215,151
Boeing Co.
5.81%, 05/01/2050	219,000	213,405
6.53%, 05/01/2034	443,000	484,474
6.86%, 05/01/2054	195,000	216,613
		1,129,643
Agriculture — 0.5%
BAT International Finance PLC
4.45%, 03/16/2028	1,153,000	1,153,412
Philip Morris International, Inc.
5.13%, 11/17/2027	194,000	196,242
Security Description	Shares or Principal Amount	Value

Agriculture (continued)
5.13%, 02/15/2030	$256,000	$261,451
5.63%, 11/17/2029	98,000	101,629
5.75%, 11/17/2032	395,000	415,740
		2,128,474
Auto Manufacturers — 0.2%
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	783,000	669,918
Banks — 2.4%
Bank of America Corp.
2.57%, 10/20/2032	632,000	563,040
Deutsche Bank AG
2.31%, 11/16/2027	188,000	185,767
6.72%, 01/18/2029	485,000	501,271
7.15%, 07/13/2027	190,000	190,938
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	578,000	511,808
2.60%, 02/07/2030	673,000	627,111
HSBC Holdings PLC
4.70%, 09/09/2026(1)	237,000	221,670
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,089,000	969,095
2.96%, 05/13/2031	118,000	110,121
2.96%, 01/25/2033	428,000	388,519
3.11%, 04/22/2041	575,000	439,785
3.90%, 01/23/2049	218,000	168,149
5.77%, 04/22/2035	495,000	516,005
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	608,534
5.62%, 04/24/2036	852,000	872,932
Morgan Stanley
2.70%, 01/22/2031	1,361,000	1,266,138
2.94%, 01/21/2033	722,000	651,327
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	1,072,880
UBS Group AG
2.10%, 02/11/2032*	1,372,000	1,210,884
5.70%, 02/08/2035*	366,000	376,720
		11,452,694
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	174,000	162,126
8.00%, 11/15/2039	668,000	836,707
Diageo Capital PLC
2.38%, 10/24/2029	499,000	465,899
		1,464,732
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	37,000	34,288
Masco Corp.
2.00%, 02/15/2031	787,000	695,512
Vulcan Materials Co.
3.50%, 06/01/2030	96,000	92,187
		821,987
Chemicals — 0.0%
RPM International, Inc.
2.95%, 01/15/2032	165,000	148,863
Commercial Services — 0.5%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	892,000	910,774

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
ERAC USA Finance LLC
7.00%, 10/15/2037*	$240,000	$273,056
Experian Finance PLC
4.25%, 02/01/2029*	336,000	333,190
Global Payments, Inc.
2.90%, 11/15/2031	244,000	214,677
Verisk Analytics, Inc.
4.13%, 03/15/2029	431,000	427,189
5.75%, 04/01/2033	348,000	361,407
		2,520,293
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
4.90%, 03/22/2033	220,000	221,470
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	257,888
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/2027	150,000	148,400
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	169,000	163,748
3.25%, 02/15/2027*	464,000	458,652
4.38%, 05/01/2026*	141,000	141,000
Capital One Financial Corp.
3.27%, 03/01/2030	962,000	927,589
Charles Schwab Corp.
5.85%, 05/19/2034	915,000	960,333
6.10%, 09/01/2026(1)	194,000	194,086
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	423,000	384,791
LPL Holdings, Inc.
4.38%, 05/15/2031*	950,000	912,344
6.75%, 11/17/2028	95,000	99,413
		4,648,244
Electric — 1.1%
American Electric Power Co., Inc.
5.95%, 11/01/2032	264,000	278,502
American Transmission Systems, Inc.
2.65%, 01/15/2032*	125,000	112,050
Brazos Securitization LLC
5.24%, 03/01/2043*	347,000	341,926
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	77,163	77,702
Duke Energy Carolinas LLC
4.95%, 01/15/2033	944,000	956,028
Duke Energy Corp.
2.65%, 09/01/2026	61,000	60,671
4.50%, 08/15/2032	628,000	619,106
Electricite de France SA
6.90%, 05/23/2053*	200,000	212,697
Empire District Bondco LLC
4.94%, 01/01/2035	226,044	228,373
Exelon Corp.
4.05%, 04/15/2030	333,000	326,210
Georgia Power Co.
3.70%, 01/30/2050	27,000	19,715
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	195,000	175,213
5.10%, 01/15/2035	154,000	153,469
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	403,000	416,908
Security Description	Shares or Principal Amount	Value

Electric (continued)
Pacific Gas & Electric Co.
2.10%, 08/01/2027	$102,000	$99,032
2.50%, 02/01/2031	444,000	399,404
3.00%, 06/15/2028	324,000	313,308
3.30%, 08/01/2040	232,000	173,558
Virginia Power Fuel Securitization LLC
5.09%, 05/01/2029	146,217	147,263
Xcel Energy, Inc.
3.40%, 06/01/2030	243,000	232,059
		5,343,194
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	639,000	568,962
Environmental Control — 0.3%
Republic Services, Inc.
1.45%, 02/15/2031	170,000	147,765
Waste Management, Inc.
4.88%, 02/15/2034	1,226,000	1,239,141
		1,386,906
Food — 0.2%
Mars, Inc.
5.20%, 03/01/2035*	983,000	991,772
Gas — 0.1%
East Ohio Gas Co.
2.00%, 06/15/2030*	229,000	206,050
NiSource, Inc.
2.95%, 09/01/2029	253,000	240,747
5.65%, 02/01/2045	89,000	86,077
		532,874
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	185,131
Boston Scientific Corp.
2.65%, 06/01/2030	312,000	290,787
		475,918
Healthcare-Services — 0.4%
Adventist Health System
5.43%, 03/01/2032	568,000	575,427
Cigna Group
3.20%, 03/15/2040	102,000	79,332
HCA, Inc.
5.13%, 06/15/2039	419,000	396,254
Humana, Inc.
5.88%, 03/01/2033	284,000	291,315
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	25,486
4.26%, 11/01/2047	238,000	191,542
UnitedHealth Group, Inc.
5.00%, 04/15/2034	483,000	483,633
		2,042,989
Insurance — 1.1%
AIA Group, Ltd.
3.38%, 04/07/2030*	586,000	567,776
Aon Corp.
4.50%, 12/15/2028	439,000	440,415
Brown & Brown, Inc.
4.20%, 03/17/2032	493,000	467,782
5.55%, 06/23/2035	136,000	135,557

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032	$985,000	$1,014,949
6.00%, 12/07/2033	26,000	27,296
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	250,000	181,033
Marsh & McLennan Cos, Inc.
4.95%, 03/15/2036	596,000	587,746
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	1,046,000	1,013,434
Sammons Financial Group, Inc.
4.75%, 04/08/2032*	141,000	135,105
6.88%, 04/15/2034*	731,000	774,104
		5,345,197
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	200,000	192,908
Marriott International, Inc.
2.75%, 10/15/2033	368,000	319,257
2.85%, 04/15/2031	6,000	5,500
4.63%, 06/15/2030	452,000	451,301
		968,966
Machinery-Diversified — 0.1%
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	468,000	469,464
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/2035	246,000	248,554
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	460,000	520,941
		769,495
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	947,516
3.88%, 03/16/2029*	200,000	196,431
5.63%, 04/01/2030*	422,000	435,188
Glencore Funding LLC
2.50%, 09/01/2030*	334,000	304,039
2.85%, 04/27/2031*	139,000	126,668
		2,009,842
Oil & Gas — 0.8%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	961,000	869,427
Diamondback Energy, Inc.
5.40%, 04/18/2034	282,000	287,729
Eni SpA
4.75%, 09/12/2028*	762,000	766,444
EQT Corp.
5.75%, 02/01/2034	719,000	744,353
Marathon Petroleum Corp.
4.75%, 09/15/2044	220,000	189,117
Phillips 66
2.15%, 12/15/2030	592,000	531,527
Santos Finance, Ltd.
5.75%, 11/13/2035*	204,000	206,399
		3,594,996
Security Description	Shares or Principal Amount	Value

Pipelines — 0.6%
Enbridge, Inc.
5.63%, 04/05/2034	$746,000	$769,854
Energy Transfer LP
5.75%, 02/15/2033	525,000	546,714
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	429,000	413,301
5.70%, 09/15/2034	237,000	242,623
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	100,000	99,887
Spectra Energy Partners LP
3.38%, 10/15/2026	175,000	174,375
Targa Resources Corp.
4.20%, 02/01/2033	180,000	170,994
6.13%, 03/15/2033	535,000	565,926
		2,983,674
REITS — 0.7%
Boston Properties LP
2.55%, 04/01/2032	259,000	224,680
Brixmor Operating Partnership LP
4.05%, 07/01/2030	385,000	375,322
4.13%, 05/15/2029	39,000	38,518
Crown Castle, Inc.
3.65%, 09/01/2027	507,000	501,287
Equinix, Inc.
1.80%, 07/15/2027	294,000	285,170
2.50%, 05/15/2031	393,000	352,310
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	308,000	310,458
Public Storage Operating Co.
5.10%, 08/01/2033	910,000	926,684
Realty Income Corp.
3.25%, 01/15/2031	97,000	91,298
		3,105,727
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	524,000	413,418
Genuine Parts Co.
2.75%, 02/01/2032	802,000	698,353
		1,111,771
Semiconductors — 0.2%
Broadcom, Inc.
4.93%, 05/15/2037*	681,000	663,474
Software — 0.4%
Fiserv, Inc.
2.65%, 06/01/2030	136,000	124,422
Oracle Corp.
4.90%, 02/06/2033	170,000	161,397
5.20%, 09/26/2035	555,000	517,136
Roper Technologies, Inc.
2.00%, 06/30/2030	261,000	233,757
Salesforce, Inc.
5.20%, 03/15/2033	297,000	296,469
5.55%, 03/15/2036	297,000	296,180
6.40%, 03/15/2046	198,000	197,899
		1,827,260
Telecommunications — 0.5%
Rogers Communications, Inc.
3.80%, 03/15/2032	825,000	770,883

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
T-Mobile USA, Inc.
2.05%, 02/15/2028	$432,000	$414,682
4.50%, 04/15/2050	511,000	409,499
Verizon Communications, Inc.
3.15%, 03/22/2030	208,000	198,214
4.81%, 03/15/2039	372,000	346,381
Vodafone Group PLC
5.63%, 02/10/2053	184,000	172,471
		2,312,130
Total Corporate Bonds & Notes (cost $64,168,399)		61,710,929
ASSET BACKED SECURITIES — 3.0%
Auto Loan Receivables — 0.5%
AmeriCredit Automobile Receivables Trust
Series 2025-1, Class A2A 4.22%, 03/19/2029*	118,475	118,593
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	19,672	19,767
AutoNation Finance Trust
Series 2026-1A, Class A2 3.95%, 01/11/2029*	211,000	210,908
CPS Auto Receivables Trust
Series 2026-B, Class A 4.35%, 02/15/2030*	302,000	302,039
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class A 6.39%, 08/15/2033*	23,540	23,581
Enterprise Fleet Financing LLC
Series 2026-1, Class A2 4.00%, 10/20/2028*	429,000	428,596
Series 2024-4, Class A2 4.69%, 07/20/2027*	74,798	74,951
Series 2023-3, Class A2 6.40%, 03/20/2030*	93,963	94,783
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2 6.37%, 06/15/2028*	1,873	1,875
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A2A 4.58%, 09/15/2027*	216,719	217,164
Santander Drive Auto Receivables Trust
Series 2026-1, Class A2 4.04%, 03/15/2029	325,000	324,862
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2 4.63%, 07/20/2027*	229,115	229,486
		2,046,605
Home Equity — 0.0%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 5.37%, (TSFR1M+1.71%), 12/28/2040*	34,077	88,552
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	8,501	8,489
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 3.41%, 12/25/2035(2)	11,437	208
		97,249
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 2.5%
Acore Issuer LLC FRS
Series 2026-FL1, Class AS 5.36%, (TSFR1M+1.70%), 08/20/2043*	$666,500	$667,332
ACRES Commercial Realty LLC FRS
Series 2026-FL4, Class A 5.36%, (TSFR1M+1.45%), 08/18/2044*	956,000	956,897
Affirm Asset Securitization Trust
Series 2025-X1, Class A 5.08%, 04/15/2030*	3,910	3,911
Arbor Realty Commercial Real Estate Notes FRS
Series 2026-FL1, Class A 5.16%, (TSFR1M+1.50%), 09/20/2043*	187,757	188,051
Bain Capital Credit CLO, Ltd. FRS
Series 2020-4A, Class A1RR 4.83%, (TSFR3M+1.15%), 10/20/2036*	293,336	293,121
Series 2020-4A, Class BRR 5.28%, (TSFR3M+1.60%), 10/20/2036*	1,000,000	1,000,938
BDS LLC FRS
Series 2026-FL17, Class A 1.00%, (TSFR1M+1.35%), 05/19/2043*	1,024,882	1,025,204
Series 2025-FL16, Class A 5.06%, (TSFR1M+1.40%), 06/19/2043*	1,012,377	1,014,457
Business Jet Securities LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	141,153	143,252
Dell Equipment Finance Trust
Series 2026-1A, Class A2 4.24%, 07/24/2028*	228,000	228,019
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 4.95%, (TSFR3M+1.28%), 04/15/2031*	93,664	93,829
Dryden 86 CLO, Ltd. FRS
Series 2020-86A, Class BR2 5.28%, (TSFR3M+1.60%), 07/17/2034*	1,199,001	1,199,369
Magnetite XIX, Ltd. FRS
Series 2017-19A, Class B1RR 5.13%, (TSFR3M+1.45%), 04/17/2034*	250,000	250,007
MF1 LLC FRS
Series 2026-FL22, Class AS 1.00%, (TSFR1M+1.60%), 11/18/2043*	479,583	479,583
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class A1R3 4.82%, (TSFR3M+1.15%), 04/15/2039*	385,000	385,072
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	36,832	36,870
Palmer Square CLO, Ltd. FRS
Series 2020-3A, Class A2R3 5.25%, (TSFR3M+1.60%), 11/15/2036*	903,333	904,023
Palmer Square Loan Funding, Ltd. FRS
Series 2024-3A, Class A2R 4.81%, (TSFR3M+1.15%), 08/08/2032*	1,108,526	1,107,317
Parallel, Ltd. FRS
Series 2023-1A, Class A2R 5.48%, (TSFR3M+1.80%), 07/20/2036*	426,070	426,263
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class A2RR 4.98%, (TSFR3M+1.30%), 01/20/2036*	1,187,485	1,181,168

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 5.38%, (TSFR3M+1.71%), 10/15/2030*	$312,874	$313,141
		11,897,824
Total Asset Backed Securities (cost $13,995,336)		14,041,678
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%
Commercial and Residential — 4.8%
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*	259,294	259,230
Series 2024-10, Class A1 5.35%, 10/25/2069*	473,175	474,277
Series 2024-12, Class A1 5.65%, 10/25/2069*	416,129	418,437
Angel Oak Mtg. Trust VRS
Series 2025-10, Class A1 4.96%, 09/25/2070*(2)	157,842	157,245
Arbor Realty Commercial Real Estate Notes LLC FRS
Series 2026-FL1, Class AS 5.41%, (TSFR1M+1.75%), 09/20/2043*	100,000	100,156
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class B 5.74%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,098,000
ARDN 2025-ARCP Mtg. Trust FRS
Series 2025-ARCP, Class A 5.40%, (TSFR1M+1.75%), 06/15/2035*	906,000	907,690
AREIT Trust FRS
Series 2022-CRE6, Class B 5.49%, (SOFR30A+1.85%), 01/20/2037*	668,000	667,601
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	426,152	443,707
BANK5
Series 2025-5YR17, Class A3 5.23%, 11/15/2058	433,525	441,899
Benchmark Mtg. Trust
Series 2025-V18, Class A3 5.18%, 10/15/2058	420,058	427,700
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(2)	30,512	31,489
BX Commercial Mtg. Trust FRS
Series 2025-BCAT, Class A 5.03%, (TSFR1M+1.38%), 08/15/2042*	553,461	553,980
Series 2026-LP3, Class A 5.03%, (TSFR1M+1.38%), 04/15/2043*	237,936	238,456
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.33%, (TSFR1M+1.66%), 05/15/2038*	1,187,000	1,183,766
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*	289,251	289,241
Connecticut Avenue Securities Trust FRS
Series 2025-R02, Class 1A1 4.65%, (SOFR30A+1.00%), 02/25/2045*	148,847	149,089
Dwight Issuer LLC FRS
Series 2025-FL1, Class A 5.32%, (TSFR1M+1.66%), 06/18/2042*	676,000	677,690
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
ELM Trust VRS
Series 2024-ELM, Class B10 6.20%, 06/10/2039*(2)	$537,460	$537,794
Greystone CRE Notes LLC FRS
Series 2025-FL4, Class AS 5.79%, (TSFR1M+2.14%), 01/15/2043*	125,500	125,696
JP Morgan Mtg. Trust VRS
Series 2026-NQM1, Class A1 4.75%, 06/25/2066*(2)	104,927	104,088
MF1 LLC FRS
Series 2025-FL19, Class A 5.15%, (TSFR1M+1.49%), 05/18/2042*	470,808	471,690
Series 2024-FL16, Class A 5.20%, (TSFR1M+1.54%), 11/18/2039*	1,096,998	1,098,056
Series 2026-FL21, Class AS 5.21%, (TSFR1M+1.55%), 02/18/2041*	520,546	520,805
Series 2025-FL17, Class AS 5.23%, (TSFR1M+1.57%), 02/18/2040*	951,968	951,429
Series 2025-FL20, Class AS 5.36%, (TSFR1M+1.70%), 02/18/2043*	975,000	978,364
MF1, Ltd. FRS
Series 2022-FL8, Class B 5.61%, (TSFR1M+1.95%), 02/19/2037*	486,092	486,202
Series 2024-FL15, Class AS 5.70%, (TSFR1M+2.04%), 08/18/2041*	541,000	543,158
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	324,355	320,299
Morgan Stanley Residential Mtg. Loan Trust
Series 2025-NQM10, Class A1LC 5.24%, 11/25/2070*	321,714	320,995
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2026-NQM1, Class A1 4.81%, 12/25/2070*(2)	168,446	167,260
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(2)	472,097	501,145
MTN Commercial Mtg. Trust VRS
Series 2026-LPFX, Class A 5.15%, 05/15/2043*(2)	100,000	100,053
OBX Trust
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*	164,497	164,845
OBX Trust VRS
Series 2025-NQM20, Class A1 5.02%, 10/25/2065*(2)	212,492	212,187
Series 2025-NQM13, Class A1 5.44%, 05/25/2065*(2)	142,125	142,806
Series 2025-NQM1, Class A1 5.55%, 12/25/2064*(2)	231,483	232,716
PFP, Ltd. FRS
Series 2025-12, Class AS 5.40%, (TSFR1M+1.74%), 12/18/2042*	663,000	664,244
PLYM Commercial Mtg. Trust FRS
Series 2026-IND, Class A 4.90%, (TSFR1M+1.25%), 03/15/2043*	494,000	493,538
PMT Loan Trust FRS
Series 2026-INV2, Class A35 4.80%, (SOFR30A+1.15%), 01/25/2057*	652,230	654,333
Series 2026-CNF4, Class A23 4.99%, (SOFR30A+1.35%), 05/25/2057*	207,312	207,293
Series 2026-INV4, Class A36 5.11%, (SOFR30A+1.45%), 03/25/2057*	290,471	290,461

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
PRM Trust VRS
Series 2025-PRM6, Class A 4.63%, 07/05/2033*(2)	$348,143	$345,659
Provident Funding Mtg. Trust VRS
Series 2025-2, Class A4 5.50%, 06/25/2055*(2)	459,713	459,689
Rate Mtg. Trust FRS
Series 2025-J3, Class A27 5.20%, (SOFR30A+1.55%), 11/25/2055*	632,446	636,266
STWD, Ltd. FRS
Series 2022-FL3, Class AS 5.44%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,127,834
TRTX Issuer, Ltd. FRS
Series 2025-FL7, Class A 5.11%, (TSFR1M+1.45%), 06/18/2043*	1,060,751	1,061,745
Verus Securitization Trust VRS
Series 2025-9, Class A1 4.94%, 10/27/2070*(2)	105,766	105,511
Series 2024-8, Class A1 5.36%, 10/25/2069*(2)	103,204	103,514
		22,649,328
U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.32%, 11/25/2027(2)(3)	3,192,000	9,560
Series K070, Class XAM 0.38%, 12/25/2027(2)(3)	1,984,000	8,228
Series K071, Class X1 0.40%, 11/25/2027(2)(3)	2,113,067	7,528
Series K069, Class XAM 0.41%, 09/25/2027(2)(3)	2,042,000	9,820
Series K127, Class X1 0.41%, 01/25/2031(2)(3)	1,104,867	12,770
Series K072, Class XAM 0.42%, 12/25/2027(2)(3)	2,208,000	11,341
Series K154, Class X1 0.42%, 11/25/2032(2)(3)	1,556,678	20,968
Series K134, Class XAM 0.44%, 11/25/2031(2)(3)	1,708,147	29,744
Series K070, Class X1 0.45%, 11/25/2027(2)(3)	1,905,548	7,810
Series K068, Class XAM 0.46%, 08/25/2027(2)(3)	1,898,000	9,086
Series K072, Class X1 0.48%, 12/25/2027(2)(3)	3,187,078	17,433
Series K068, Class X1 0.53%, 08/25/2027(2)(3)	1,189,747	5,606
Series K137, Class XAM 0.59%, 12/25/2031(2)(3)	1,554,125	37,157
Series K128, Class X1 0.60%, 03/25/2031(2)(3)	891,985	18,092
Series K132, Class X1 0.60%, 08/25/2031(2)(3)	352,608	8,056
Series K133, Class XAM 0.63%, 09/25/2031(2)(3)	1,156,618	29,700
Series K136, Class XAM 0.66%, 12/25/2031(2)(3)	2,614,411	69,859
Series K067, Class X1 0.69%, 07/25/2027(2)(3)	2,185,219	11,267
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series K066, Class XAM 0.77%, 06/25/2027(2)(3)	$2,696,000	$21,752
Series K128, Class XAM 0.83%, 03/25/2031(2)(3)	386,416	12,743
Series K066, Class X1 0.85%, 06/25/2027(2)(3)	807,667	4,633
Series K125, Class XAM 0.87%, 01/25/2031(2)(3)	463,094	15,840
Series K132, Class XAM 0.95%, 09/25/2031(2)(3)	334,404	13,487
Series K124, Class XAM 1.03%, 01/25/2031(2)(3)	313,326	12,244
Series K131, Class XAM 1.04%, 07/25/2031(2)(3)	261,462	11,636
Series K122, Class XAM 1.17%, 11/25/2030(2)(3)	283,086	12,511
Series K097, Class X1 1.21%, 07/25/2029(2)(3)	157,729	4,799
Series K098, Class X1 1.26%, 08/25/2029(2)(3)	999,857	32,927
Series K118, Class XAM 1.26%, 09/25/2030(2)(3)	160,069	7,354
Series K129, Class XAM 1.32%, 05/25/2031(2)(3)	173,114	9,305
Series K114, Class XAM 1.43%, 06/25/2030(2)(3)	272,251	13,509
Series K116, Class XAM 1.70%, 08/25/2030(2)(3)	246,234	14,959
Series K112, Class XAM 1.77%, 05/25/2030(2)(3)	267,239	16,704
Series K109, Class XAM 1.91%, 04/25/2030(2)(3)	200,000	12,897
Series K111, Class XAM 1.91%, 05/25/2030(2)(3)	678,770	44,725
Series K110, Class XAM 1.95%, 04/25/2030(2)(3)	547,569	35,703
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00%, 02/15/2033(3)	20,976	911
Series 4474, Class HJ 3.00%, 07/15/2039	14,084	13,507
Series 4096, Class DZ 3.50%, 08/15/2042	73,545	69,325
Series 4471, Class PI 4.50%, 12/15/2040(3)	2,304	211
Series 3629, Class CZ 5.00%, 01/15/2040	19,725	19,931
Series 3845, Class AI 5.50%, 02/15/2036(3)	6,781	1,025
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	54,949	49,068
Series 2019-3, Class MV 3.50%, 10/25/2058	51,376	48,672
Federal National Mtg. Assoc. REMIC
Series 2016-19, Class AD 2.00%, 04/25/2046	19,721	18,349
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	23,608	1,508
Series 2010-43, Class AH 3.25%, 05/25/2040	9,589	9,112
Series 2010-113, Class GB 4.00%, 10/25/2040	13,454	13,305

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	$42,057	$7,524
Federal National Mtg. Assoc. REMIC FRS
Series 2023-53, Class FG 5.55%, (SOFR30A+1.90%), 11/25/2053	266,690	274,195
Government National Mtg. Assoc. FRS
Series 2026-30, Class FN 4.37%, (SOFR30A+0.73%), 02/20/2056	486,961	486,892
Series 2026-26, Class GF 4.44%, (SOFR30A+0.80%), 02/20/2066	407,841	407,491
Series 2025-156, Class LF 4.49%, (SOFR30A+0.85%), 09/20/2065	285,591	286,832
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	21,404	20,925
Series 2012-12, Class KN 4.50%, 09/20/2041	13,844	13,865
Government National Mtg. Assoc. REMIC FRS
Series 2023-40, Class FX 3.88%, (TSFR1M+0.21%), 09/20/2041	130,720	126,989
		2,491,390
Total Collateralized Mortgage Obligations (cost $25,192,788)		25,140,718
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.3%
U.S. Government — 9.7%
United States Treasury Bonds
2.25%, 08/15/2046 to 02/15/2052	12,800,000	8,090,242
2.38%, 02/15/2042	3,300,000	2,388,633
2.50%, 02/15/2045	3,429,000	2,381,548
4.00%, 11/15/2052	1,674,000	1,420,677
4.25%, 02/15/2054	2,850,000	2,520,691
4.50%, 11/15/2054	4,200,000	3,874,336
4.75%, 11/15/2053	1,780,000	1,709,217
4.88%, 08/15/2045	300,000	296,297
United States Treasury Notes
3.88%, 12/31/2027	2,500,000	2,499,414
4.00%, 11/15/2035	2,700,000	2,620,266
4.13%, 07/31/2028	3,300,000	3,316,242
4.25%, 06/30/2029(4)	9,400,000	9,489,226
4.25%, 11/15/2034	4,980,000	4,955,100
		45,561,889
U.S. Government Agency — 8.6%
Federal Home Loan Mtg. Corp.
1.50%, 12/01/2050 to 06/01/2051	685,563	527,084
2.00%, 02/01/2042 to 05/01/2052	860,424	711,155
2.50%, 04/01/2048 to 09/01/2052	3,944,652	3,323,218
3.00%, 01/01/2038 to 07/01/2052	2,666,984	2,379,180
3.50%, 11/01/2037 to 05/01/2052	710,911	665,699
4.00%, 08/01/2037 to 05/01/2052	412,870	395,782
4.50%, 04/01/2035 to 10/01/2052	732,827	710,674
5.00%, 09/01/2033 to 06/01/2053	1,281,235	1,272,283
5.50%, 12/01/2033 to 10/01/2053	505,804	511,828
6.00%, 04/01/2034 to 02/01/2055	1,245,218	1,277,957
6.50%, 05/01/2034 to 11/01/2054	178,604	186,621
Federal National Mtg. Assoc.
1.50%, 02/01/2042 to 04/01/2052	362,326	279,380
2.00%, 02/01/2042 to 03/01/2052	2,285,547	1,903,703
2.50%, 11/01/2031 to 06/01/2052	4,375,019	3,758,607
3.00%, 11/01/2028 to 07/01/2052	2,668,166	2,364,959
3.50%, 04/01/2038 to 08/01/2046	1,869,791	1,750,813
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
4.00%, 09/01/2040 to 10/01/2050	$1,109,020	$1,065,148
4.50%, 08/01/2033 to 09/01/2052	602,184	594,974
5.00%, 11/01/2033 to 07/01/2053	311,109	311,160
5.50%, 02/01/2033 to 05/01/2055	1,607,022	1,624,088
6.00%, 04/01/2034 to 03/01/2054	703,307	724,380
6.50%, 06/01/2031 to 01/01/2054	645,396	669,719
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 04/20/2052	1,890,562	1,556,142
2.50%, 08/20/2051 to 04/20/2052	1,776,384	1,523,050
3.00%, 04/20/2045 to 11/20/2052	1,792,208	1,602,308
3.50%, 12/15/2041 to 03/20/2048	616,626	573,574
4.00%, 01/20/2041 to 10/20/2052	846,666	802,368
4.50%, 07/20/2033 to 12/20/2052	1,887,656	1,837,283
5.00%, 07/20/2033 to 10/20/2054	1,472,520	1,466,823
5.50%, 11/15/2032 to 03/20/2055	1,332,198	1,345,252
6.00%, 09/15/2032 to 01/15/2038	137,068	140,954
Uniform Mtg. Backed Securities
2.50%, May 30 TBA	650,000	544,182
4.00%, May 30 TBA	200,000	187,539
5.50%, May 30 TBA	575,000	577,860
6.00%, May 30 TBA	1,150,000	1,173,957
		40,339,704
Total U.S. Government & Agency Obligations (cost $90,960,626)		85,901,593
MUNICIPAL SECURITIES — 0.4%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	211,000	193,740
Massachusetts Educational Financing Authority Revenue Bonds
6.35%, 07/01/2049	625,000	644,946
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	675,000	790,395
Rhode Island Student Loan Authority Revenue Bonds
6.08%, 12/01/2042	425,000	434,330
Total Municipal Securities (cost $1,963,617)		2,063,411
Total Long-Term Investment Securities (cost $421,050,128)		466,924,220
SHORT-TERM INVESTMENTS — 1.1%
Sovereign — 1.1%
Federal Home Loan Bank Disc. Notes
3.55%, 05/01/2026 (cost $5,202,000)	5,202,000	5,201,481
TOTAL INVESTMENTS (cost $426,252,128)	100.5%	472,125,701
Other assets less liabilities	(0.5)	(2,388,857)
NET ASSETS	100.0%	$469,736,844

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $48,812,513 representing 10.4% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

(2)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
65	Long	U.S. Treasury 2 Year Notes	June 2026	$13,576,764	$13,463,125	$(113,639)
73	Long	U.S. Treasury 5 Year Notes	June 2026	7,994,898	7,872,023	(122,875)
4	Long	U.S. Treasury Ultra 10 Year Notes	June 2026	453,077	451,437	(1,640)
11	Long	U.S. Treasury Ultra Bonds	June 2026	1,318,581	1,265,344	(53,237)
						$(291,391)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$3,057,068	$1,722,690	$—	$4,779,758
Electric	11,298,547	4,096,833	—	15,395,380
Hand/Machine Tools	—	961,180	—	961,180
Household Products/Wares	1,943,374	2,295,970	—	4,239,344
Mining	—	1,721,237	—	1,721,237
Pharmaceuticals	19,847,542	1,927,568	—	21,775,110
Other Industries	227,655,950	—	—	227,655,950
Convertible Preferred Stocks	1,537,932	—	—	1,537,932
Corporate Bonds & Notes	—	61,710,929	—	61,710,929
Asset Backed Securities	—	14,041,678	—	14,041,678
Collateralized Mortgage Obligations	—	25,140,718	—	25,140,718
U.S. Government & Agency Obligations	—	85,901,593	—	85,901,593
Municipal Securities	—	2,063,411	—	2,063,411
Short-Term Investments	—	5,201,481	—	5,201,481
Total Investments at Value	$265,340,413	$206,785,288	$—	$472,125,701
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$291,391	$—	$—	$291,391

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Aerospace/Defense — 2.5%
AeroVironment, Inc.†	4,832	$942,337
ATI, Inc.†	20,555	3,195,480
Curtiss-Wright Corp.	5,576	4,015,835
Hexcel Corp.	11,608	1,089,643
Kratos Defense & Security Solutions, Inc.†	27,913	1,759,915
Moog, Inc., Class A	4,329	1,304,371
StandardAero, Inc.†	28,934	719,299
		13,026,880
Agriculture — 0.3%
Darling Ingredients, Inc.†	23,927	1,536,831
Airlines — 0.4%
Alaska Air Group, Inc.†	17,554	686,537
American Airlines Group, Inc.†	99,953	1,170,450
		1,856,987
Apparel — 0.6%
Capri Holdings, Ltd.†	18,155	354,204
Columbia Sportswear Co.	3,808	231,983
Crocs, Inc.†	7,604	775,456
PVH Corp.	6,933	633,954
VF Corp.	50,043	947,314
		2,942,911
Auto Parts & Equipment — 1.1%
Autoliv, Inc.	10,474	1,214,251
BorgWarner, Inc.	31,529	1,796,207
Gentex Corp.	33,355	770,834
Goodyear Tire & Rubber Co.†	44,074	312,044
Lear Corp.	7,774	988,308
Visteon Corp.	4,159	464,602
		5,546,246
Banks — 6.0%
Associated Banc-Corp.	24,857	699,973
Bank OZK	15,869	764,251
Columbia Banking System, Inc.	44,719	1,323,682
Commerce Bancshares, Inc.	20,941	1,089,560
Cullen/Frost Bankers, Inc.	9,567	1,386,545
East West Bancorp, Inc.	20,916	2,645,247
First Financial Bankshares, Inc.	19,728	636,623
First Horizon Corp.	73,839	1,843,021
Flagstar Bank N.A.	45,252	632,170
FNB Corp.	54,892	979,822
Glacier Bancorp., Inc.	19,592	960,988
Hancock Whitney Corp.	12,532	846,035
Home BancShares, Inc.	27,692	744,084
International Bancshares Corp.	8,253	592,070
Old National Bancorp.	52,804	1,265,712
Pinnacle Financial Partners, Inc.	22,899	2,265,627
Prosperity Bancshares, Inc.	15,441	1,075,466
SouthState Bank Corp.	15,112	1,475,989
Texas Capital Bancshares, Inc.†	6,687	673,381
UMB Financial Corp.	10,809	1,363,772
United Bankshares, Inc.	21,208	929,123
Valley National Bancorp.	73,237	993,826
Webster Financial Corp.	24,548	1,776,293
Western Alliance Bancorp	15,637	1,275,041
Wintrust Financial Corp.	10,208	1,537,019
Zions Bancorp NA	22,481	1,425,745
		31,201,065
Security Description	Shares or Principal Amount	Value

Beverages — 0.6%
Boston Beer Co., Inc., Class A†	1,182	$280,181
Celsius Holdings, Inc.†	24,194	812,193
Coca-Cola Consolidated, Inc.	8,553	1,753,964
		2,846,338
Biotechnology — 3.2%
Arrowhead Pharmaceuticals, Inc.†	21,197	1,557,555
BioMarin Pharmaceutical, Inc.†	29,255	1,577,137
Bio-Rad Laboratories, Inc., Class A†	2,768	775,372
Cytokinetics, Inc.†	18,616	1,190,865
Exelixis, Inc.†	39,245	1,744,833
Halozyme Therapeutics, Inc.†	17,906	1,139,896
Illumina, Inc.†	23,142	2,933,017
Roivant Sciences, Ltd.†	68,228	1,946,545
United Therapeutics Corp.†	6,516	3,722,917
		16,588,137
Building Materials — 2.3%
AAON, Inc.	10,200	951,762
Carlisle Cos., Inc.	6,205	2,204,388
Eagle Materials, Inc.	4,733	994,451
Fortune Brands Innovations, Inc.	18,186	737,260
Knife River Corp.†	8,512	787,786
Louisiana-Pacific Corp.	9,650	696,634
Owens Corning	12,442	1,534,596
Simpson Manufacturing Co., Inc.	6,256	1,193,207
SPX Technologies, Inc.†	7,495	1,640,731
Trex Co., Inc.†	16,272	637,862
UFP Industries, Inc.	8,870	793,776
		12,172,453
Chemicals — 1.5%
Ashland, Inc.	6,915	368,293
Axalta Coating Systems, Ltd.†	32,493	924,101
Cabot Corp.	7,839	603,289
NewMarket Corp.	1,181	797,907
Olin Corp.	17,424	496,236
RPM International, Inc.	19,489	1,985,734
Solstice Advanced Materials, Inc.	23,992	1,966,144
Westlake Corp.	5,074	584,931
		7,726,635
Commercial Services — 3.2%
API Group Corp.†	58,317	2,666,253
Avis Budget Group, Inc.†	2,587	467,393
Booz Allen Hamilton Holding Corp.	18,372	1,428,790
Brink's Co.	6,289	671,351
Euronet Worldwide, Inc.†	5,927	428,996
FTI Consulting, Inc.†	4,608	826,214
Graham Holdings Co., Class B	505	566,868
Grand Canyon Education, Inc.†	4,028	681,014
H&R Block, Inc.	19,301	612,421
Morningstar, Inc.	3,475	586,267
Paylocity Holding Corp.†	6,606	696,867
Service Corp. International	21,193	1,717,269
Shift4 Payments, Inc., Class A†	10,320	456,970
TransUnion	29,267	2,077,957
UL Solutions, Inc., Class A	11,689	1,057,738
Valvoline, Inc.†	19,217	638,581
WEX, Inc.†	5,207	782,768
		16,363,717
Computers — 2.4%
Everpure, Inc., Class A†	47,495	3,393,518

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
CACI International, Inc., Class A†	3,361	$1,746,174
Crane NXT Co.	7,521	336,038
ExlService Holdings, Inc.†	23,786	758,298
Genpact, Ltd.	24,288	844,008
KBR, Inc.	19,336	724,907
Kyndryl Holdings, Inc.†	34,671	479,153
Maximus, Inc.	8,257	541,824
Okta, Inc.†	25,776	1,898,402
Parsons Corp.†	8,115	409,077
Qualys, Inc.†	5,434	472,378
Science Applications International Corp.	6,898	667,520
		12,271,297
Cosmetics/Personal Care — 0.1%
Coty, Inc., Class A†	57,979	142,628
e.l.f. Beauty, Inc.†	8,910	569,973
		712,601
Distribution/Wholesale — 1.8%
Core & Main, Inc., Class A†	28,550	1,438,064
RB Global, Inc.	28,210	2,942,303
Watsco, Inc.	5,313	2,326,244
WESCO International, Inc.	7,393	2,581,044
		9,287,655
Diversified Financial Services — 2.8%
Affiliated Managers Group, Inc.	4,258	1,254,705
Ally Financial, Inc.	42,744	1,897,406
Evercore, Inc., Class A	5,889	1,892,077
Federated Hermes, Inc.	11,230	652,351
Hamilton Lane, Inc., Class A	6,223	572,454
Houlihan Lokey, Inc.	8,276	1,280,711
Janus Henderson Group PLC	18,957	978,371
Jefferies Financial Group, Inc.	25,263	1,218,182
SEI Investments Co.	14,145	1,282,668
SLM Corp.	29,631	683,883
Stifel Financial Corp.	23,217	1,829,732
Voya Financial, Inc.	14,570	1,194,157
		14,736,697
Electric — 1.9%
Black Hills Corp.	11,492	865,233
IDACORP., Inc.	8,068	1,191,966
Northwestern Energy Group, Inc.	9,356	676,813
OGE Energy Corp.	31,303	1,527,587
Ormat Technologies, Inc.	9,149	1,051,220
Portland General Electric Co.	17,211	893,767
Talen Energy Corp.†	6,918	2,576,402
TXNM Energy, Inc.	14,839	876,391
		9,659,379
Electrical Components & Equipment — 1.2%
Acuity, Inc.	4,611	1,336,129
Belden, Inc.	5,842	657,108
EnerSys	5,526	1,178,475
Littelfuse, Inc.	3,745	1,513,617
Novanta, Inc.†	5,333	690,783
Universal Display Corp.	6,729	586,029
		5,962,141
Electronics — 4.7%
Advanced Energy Industries, Inc.	5,681	2,180,993
Arrow Electronics, Inc.†	7,713	1,448,733
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Avnet, Inc.	12,465	$1,028,487
Flex, Ltd.†	55,538	5,084,504
nVent Electric PLC	24,341	3,478,329
Sensata Technologies Holding PLC	22,052	918,245
TD SYNNEX Corp.	11,401	2,601,480
TTM Technologies, Inc.†	15,607	2,469,339
Vicor Corp.†	3,421	921,173
Vontier Corp.	20,828	747,309
Woodward, Inc.	9,021	3,274,533
		24,153,125
Energy-Alternate Sources — 0.5%
Nextpower, Inc., Class A†	22,407	2,669,346
Engineering & Construction — 2.6%
AECOM	19,689	1,655,845
Dycom Industries, Inc.†	4,531	1,876,287
Exponent, Inc.	7,597	508,163
Fluor Corp.†	24,542	1,309,316
MasTec, Inc.†	9,274	3,654,420
Sterling Infrastructure, Inc.†	4,634	2,389,383
TopBuild Corp.†	4,229	1,872,178
		13,265,592
Entertainment — 0.5%
Churchill Downs, Inc.	10,086	1,018,585
Vail Resorts, Inc.	5,413	688,425
Warner Music Group Corp., Class A	22,529	636,895
		2,343,905
Environmental Control — 0.7%
Clean Harbors, Inc.†	7,636	2,387,624
Tetra Tech, Inc.	39,480	1,275,994
		3,663,618
Food — 1.9%
Marzetti Company	2,995	390,189
Albertsons Cos., Inc., Class A	56,041	944,291
Flowers Foods, Inc.	32,502	294,468
Ingredion, Inc.	9,537	1,065,664
Performance Food Group Co.†	23,670	2,143,555
Pilgrim's Pride Corp.	6,288	208,133
Post Holdings, Inc.†	6,426	673,124
Sprouts Farmers Market, Inc.†	14,597	1,194,764
US Foods Holding Corp.†	33,054	3,090,218
		10,004,406
Food Service — 0.4%
Aramark	40,020	1,828,514
Gas — 1.1%
National Fuel Gas Co.	14,200	1,198,196
New Jersey Resources Corp.	15,355	864,640
ONE Gas, Inc.	9,136	815,114
Southwest Gas Holdings, Inc.	9,725	914,636
Spire, Inc.	8,998	820,438
UGI Corp.	32,755	1,182,128
		5,795,152
Hand/Machine Tools — 0.6%
Lincoln Electric Holdings, Inc.	8,331	2,207,715
MSA Safety, Inc.	5,572	927,125
		3,134,840

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products — 1.9%
Avantor, Inc.†	103,851	$841,193
Bruker Corp.	16,858	618,857
Dentsply Sirona, Inc.	30,049	353,076
Envista Holdings Corp.†	25,020	649,019
Globus Medical, Inc., Class A†	16,836	1,518,270
Haemonetics Corp.†	7,093	426,218
Lantheus Holdings, Inc.†	9,974	844,000
LivaNova PLC†	8,246	495,585
Masimo Corp.†	6,911	1,233,130
Penumbra, Inc.†	5,925	1,934,394
Repligen Corp.†	8,095	957,719
		9,871,461
Healthcare-Services — 1.9%
Chemed Corp.	2,132	906,057
Encompass Health Corp.	15,324	1,532,400
Ensign Group, Inc.	8,652	1,615,242
HealthEquity, Inc.†	12,911	1,059,089
Medpace Holdings, Inc.†	3,389	1,418,839
Option Care Health, Inc.†	24,169	491,356
Sotera Health Co.†	35,563	553,360
Tenet Healthcare Corp.†	13,355	2,365,438
		9,941,781
Home Builders — 0.8%
KB Home	9,563	506,743
Taylor Morrison Home Corp.†	14,716	893,850
Thor Industries, Inc.	8,045	635,877
Toll Brothers, Inc.	14,346	2,039,140
		4,075,610
Home Furnishings — 0.7%
Dolby Laboratories, Inc., Class A	9,330	598,426
Somnigroup International, Inc.	31,780	2,410,831
Whirlpool Corp.	9,735	545,744
		3,555,001
Housewares — 0.1%
Scotts Miracle-Gro Co.	6,741	422,661
Insurance — 4.2%
American Financial Group, Inc.	10,479	1,396,536
Brighthouse Financial, Inc.†	8,734	543,779
CNO Financial Group, Inc.	14,303	635,768
Equitable Holdings, Inc.	36,506	1,540,553
Essent Group, Ltd.	14,450	874,514
Fidelity National Financial, Inc.	38,835	2,031,071
First American Financial Corp.	15,516	1,088,137
Hanover Insurance Group, Inc.	5,415	1,016,341
Kinsale Capital Group, Inc.	3,365	1,088,948
MGIC Investment Corp.	33,569	888,907
Old Republic International Corp.	34,703	1,386,385
Primerica, Inc.	4,860	1,366,972
Reinsurance Group of America, Inc.	9,994	2,113,331
RenaissanceRe Holdings, Ltd.	6,616	2,030,914
RLI Corp.	13,894	719,293
Ryan Specialty Holdings, Inc.	17,366	603,816
Selective Insurance Group, Inc.	9,183	770,913
Unum Group	23,206	1,865,298
		21,961,476
Internet — 0.9%
Chewy, Inc., Class A†	36,318	923,204
Security Description	Shares or Principal Amount	Value

Internet (continued)
Hims & Hers Health, Inc.†	31,532	$856,724
Maplebear, Inc.†	27,819	1,178,135
Pinterest, Inc., Class A†	89,161	1,752,905
		4,710,968
Iron/Steel — 1.6%
Carpenter Technology Corp.	7,532	3,225,202
Cleveland-Cliffs, Inc.†	86,342	880,688
Commercial Metals Co.	16,948	1,168,734
Reliance, Inc.	7,947	2,880,788
		8,155,412
Leisure Time — 0.6%
Brunswick Corp.	9,903	786,793
Harley-Davidson, Inc.	17,707	423,020
Planet Fitness, Inc., Class A†	12,608	840,576
Polaris, Inc.	8,193	542,950
YETI Holdings, Inc.†	11,564	456,316
		3,049,655
Lodging — 0.8%
Boyd Gaming Corp.	8,467	736,206
Choice Hotels International, Inc.	3,144	311,508
Hilton Grand Vacations, Inc.†	9,053	425,219
Hyatt Hotels Corp., Class A	6,335	1,061,556
Travel & Leisure Co.	9,794	633,280
Wyndham Hotels & Resorts, Inc.	11,571	941,648
		4,109,417
Machinery-Construction & Mining — 1.1%
BWX Technologies, Inc.	13,840	2,994,838
Oshkosh Corp.	9,573	1,496,260
Terex Corp.	17,376	1,080,787
		5,571,885
Machinery-Diversified — 3.5%
AGCO Corp.	9,183	1,111,327
Applied Industrial Technologies, Inc.	5,561	1,700,276
Chart Industries, Inc.†	6,805	1,414,759
CNH Industrial NV	134,873	1,444,490
Cognex Corp.	25,084	1,392,413
Crane Co.	7,411	1,317,157
ESAB Corp.	8,689	853,868
Flowserve Corp.	19,232	1,416,244
Graco, Inc.	24,623	1,976,488
Middleby Corp.†	7,088	994,872
Regal Rexnord Corp.	10,055	2,162,127
Toro Co.	14,860	1,414,226
Watts Water Technologies, Inc., Class A	4,058	1,218,049
		18,416,296
Media — 0.5%
New York Times Co., Class A	24,443	1,931,730
Nexstar Media Group, Inc.	4,315	898,124
		2,829,854
Metal Fabricate/Hardware — 1.8%
Advanced Drainage Systems, Inc.	10,850	1,619,362
Mueller Industries, Inc.	16,759	2,269,671
RBC Bearings, Inc.†	4,752	2,846,876
Timken Co.	9,694	1,074,968
Valmont Industries, Inc.	3,000	1,524,120
		9,334,997

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 1.6%
Alcoa Corp.	39,335	$2,509,180
Hecla Mining Co.	101,379	1,826,850
MP Materials Corp.†	20,425	1,348,867
Royal Gold, Inc.	12,256	2,860,305
		8,545,202
Miscellaneous Manufacturing — 1.6%
Avient Corp.	14,011	519,528
Donaldson Co., Inc.	17,458	1,539,272
Fabrinet†	5,402	3,692,105
ITT, Inc.	12,965	2,778,918
		8,529,823
Oil & Gas — 3.5%
Antero Resources Corp.†	44,335	1,740,592
Chord Energy Corp.	8,658	1,260,605
CNX Resources Corp.†	21,282	828,083
HF Sinclair Corp.	23,657	1,589,987
Matador Resources Co.	17,683	1,121,809
Murphy Oil Corp.	20,311	848,187
Ovintiv, Inc.	42,194	2,597,041
PBF Energy, Inc., Class A	12,695	550,455
Permian Resources Corp., Class A	112,529	2,432,877
Range Resources Corp.	35,844	1,559,214
Valaris, Ltd.†	9,710	990,226
Viper Energy, Inc., Class A	28,129	1,389,010
Weatherford International PLC	10,958	1,209,215
		18,117,301
Oil & Gas Services — 1.1%
NOV, Inc.	55,193	1,129,249
TechnipFMC PLC	61,172	4,622,768
		5,752,017
Packaging & Containers — 0.9%
AptarGroup, Inc.	9,702	1,199,943
Crown Holdings, Inc.	17,065	1,677,660
Graphic Packaging Holding Co.	44,624	425,267
Greif, Inc., Class A	3,747	244,454
Silgan Holdings, Inc.	13,352	541,424
Sonoco Products Co.	14,930	745,903
		4,834,651
Pharmaceuticals — 1.1%
BellRing Brands, Inc.†	17,752	315,986
Elanco Animal Health, Inc.†	75,641	1,692,089
Jazz Pharmaceuticals PLC†	9,250	1,877,935
Neurocrine Biosciences, Inc.†	15,267	2,010,206
		5,896,216
Pipelines — 0.6%
Antero Midstream Corp.	49,645	1,085,240
DT Midstream, Inc.	15,235	2,254,627
		3,339,867
Private Equity — 0.4%
Carlyle Group, Inc.	39,490	1,977,264
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	7,176	2,282,901
REITS — 7.1%
Agree Realty Corp.	18,140	1,398,775
American Healthcare REIT, Inc.	26,855	1,363,697
Security Description	Shares or Principal Amount	Value

REITS (continued)
American Homes 4 Rent, Class A	49,685	$1,581,970
Annaly Capital Management, Inc.	109,206	2,500,818
Brixmor Property Group, Inc.	46,410	1,396,477
CareTrust REIT, Inc.	33,818	1,334,120
COPT Defense Properties	17,261	539,406
Cousins Properties, Inc.	25,428	651,211
CubeSmart	34,519	1,397,329
EastGroup Properties, Inc.	8,112	1,632,134
EPR Properties	11,522	643,043
Equity LifeStyle Properties, Inc.	29,497	1,866,865
First Industrial Realty Trust, Inc.	20,061	1,243,983
Gaming & Leisure Properties, Inc.	43,053	2,086,348
Healthcare Realty Trust, Inc.	53,361	997,851
Independence Realty Trust, Inc.	36,249	591,221
Kilroy Realty Corp.	16,506	548,990
Kite Realty Group Trust	32,966	862,391
Lamar Advertising Co., Class A	13,225	1,822,934
National Storage Affiliates Trust	10,787	459,095
NNN REIT, Inc.	28,979	1,268,991
Omega Healthcare Investors, Inc.	44,958	2,111,677
Park Hotels & Resorts, Inc.	30,811	353,402
Rayonier, Inc.	42,578	903,079
Rexford Industrial Realty, Inc.	35,098	1,259,667
Sabra Health Care REIT, Inc.	38,392	793,179
STAG Industrial, Inc.	29,088	1,122,215
Starwood Property Trust, Inc.	53,562	983,398
Vornado Realty Trust	24,184	722,860
WP Carey, Inc.	33,311	2,429,371
		36,866,497
Retail — 5.0%
Abercrombie & Fitch Co., Class A†	6,942	592,500
AutoNation, Inc.†	3,941	836,990
Bath & Body Works, Inc.	31,386	610,144
BJ's Wholesale Club Holdings, Inc.†	19,773	1,856,487
Burlington Stores, Inc.†	9,395	3,006,494
Cava Group, Inc.†	15,099	1,410,398
Dick's Sporting Goods, Inc.	10,100	2,291,892
Dutch Bros, Inc., Class A†	19,181	1,103,099
FirstCash Holdings, Inc.	5,859	1,278,551
Five Below, Inc.†	8,313	1,959,041
Floor & Decor Holdings, Inc., Class A†	16,407	794,099
GameStop Corp., Class A†	62,342	1,555,433
Gap, Inc.	34,343	844,494
Lithia Motors, Inc.	3,709	1,076,055
Macy's, Inc.	40,248	786,848
MSC Industrial Direct Co., Inc., Class A	6,922	707,913
Murphy USA, Inc.	2,558	1,504,104
Ollie's Bargain Outlet Holdings, Inc.†	9,087	786,116
Penske Automotive Group, Inc.	2,783	477,340
RH†	2,366	312,217
Texas Roadhouse, Inc.	9,829	1,582,371
Wingstop, Inc.	4,227	693,482
		26,066,068
Semiconductors — 4.4%
Allegro MicroSystems, Inc.†	18,903	916,795
Amkor Technology, Inc.	17,221	1,201,165
Cirrus Logic, Inc.†	7,587	1,237,288
Entegris, Inc.	23,006	3,252,588
IPG Photonics Corp.†	3,790	450,707
Lattice Semiconductor Corp.†	20,659	2,526,183
MACOM Technology Solutions Holdings, Inc.†	9,729	2,739,784

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
MKS, Inc.	10,163	$2,883,751
Onto Innovation, Inc.†	7,503	2,213,835
Rambus, Inc.†	16,307	1,877,099
Silicon Laboratories, Inc.†	4,983	1,084,799
SiTime Corp.†	3,338	1,876,457
Synaptics, Inc.†	5,877	550,028
		22,810,479
Software — 3.5%
Appfolio, Inc., Class A†	3,705	619,069
Bentley Systems, Inc., Class B	22,544	735,385
BILL Holdings, Inc.†	13,360	507,680
Blackbaud, Inc.†	5,418	201,387
Commvault Systems, Inc.†	6,722	664,671
Concentrix Corp.	6,657	158,570
DigitalOcean Holdings, Inc.†	12,004	1,157,546
DocuSign, Inc.†	30,523	1,403,753
Doximity, Inc., Class A†	20,256	495,057
Dropbox, Inc., Class A†	26,558	645,094
Duolingo, Inc.†	6,093	670,839
Dynatrace, Inc.†	45,411	1,644,332
Guidewire Software, Inc.†	12,863	1,780,111
Manhattan Associates, Inc.†	9,129	1,258,798
Nutanix, Inc., Class A†	40,925	1,673,423
Pegasystems, Inc.	13,915	508,593
Twilio, Inc., Class A†	22,952	3,398,273
UiPath, Inc., Class A†	65,201	671,570
		18,194,151
Telecommunications — 0.2%
InterDigital, Inc.	3,840	1,138,790
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	47,047	709,469
Security Description	Shares or Principal Amount	Value

Transportation — 2.3%
GXO Logistics, Inc.†	17,627	$1,007,030
Kirby Corp.†	8,188	1,232,622
Knight-Swift Transportation Holdings, Inc.	24,739	1,605,561
Landstar System, Inc.	5,156	949,065
Ryder System, Inc.	5,968	1,514,499
Saia, Inc.†	4,035	1,810,989
XPO, Inc.†	17,733	3,903,565
		12,023,331
Trucking & Leasing — 0.2%
GATX Corp.	5,408	1,059,535
Water — 0.3%
Essential Utilities, Inc.	43,077	1,645,541
Total Long-Term Investment Securities (cost $390,927,044)		517,092,045
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(1) (cost $2,283,543)	2,283,543	2,283,543
TOTAL INVESTMENTS (cost $393,210,587)	100.0%	519,375,588
Other assets less liabilities	(0.0)	(220,037)
NET ASSETS	100.0%	$519,155,551

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2026.

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Insurance
HSBC Holdings	Pay	Equitable Holdings, Inc.	6,378	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	$247,722	$21,430	$21,430
								$21,430	$21,430
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
6	Long	S&P Mid Cap 400 E-Mini Index	June 2026	$2,182,210	$2,190,720	$8,510

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$517,092,045	$—	$—	$517,092,045
Short-Term Investments	2,283,543	—	—	2,283,543
Total Investments at Value	$519,375,588	$—	$—	$519,375,588
Other Financial Instruments:†
Swaps	$—	$21,430	$—	$21,430
Futures Contracts	8,510	—	—	8,510
Total Other Financial Instruments	$8,510	$21,430	$—	$29,940

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 15.5%
Canada — 1.7%
Bank of Nova Scotia
4.30%, 03/20/2028*		$1,400,000	$1,405,114
Canadian Imperial Bank of Commerce
4.88%, 01/14/2030*		1,900,000	1,944,123
Toronto-Dominion Bank
4.81%, 07/16/2027*		1,100,000	1,109,114
			4,458,351
Cayman Islands — 0.9%
Gaci First Investment Co.
5.00%, 01/29/2029		1,100,000	1,105,345
5.25%, 01/29/2034		1,100,000	1,102,413
QNB Finance, Ltd. FRS
4.69%, (SOFR+1.05%), 04/27/2029*		300,000	300,011
			2,507,769
France — 1.1%
BPCE SA
3.88%, 01/11/2029	EUR	500,000	594,887
5.72%, 01/18/2030		1,300,000	1,331,475
Credit Agricole SA
5.13%, 03/11/2027		1,100,000	1,109,281
			3,035,643
Germany — 0.6%
Deutsche Bank AG
6.82%, 11/20/2029		800,000	839,562
7.15%, 07/13/2027		800,000	803,951
			1,643,513
Italy — 0.3%
Banca Monte dei Paschi di Siena SpA
6.75%, 09/05/2027	EUR	700,000	831,923
Japan — 0.4%
Mitsubishi UFJ Financial Group, Inc. FRS
4.78%, (SOFR+1.13%), 09/12/2031		400,000	402,390
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029		700,000	665,795
			1,068,185
Luxembourg — 0.1%
Logicor Financing SARL
3.25%, 11/13/2028	EUR	300,000	350,599
Netherlands — 1.3%
ABN AMRO Bank NV
1.54%, 06/16/2027*		500,000	498,125
ING Groep NV
4.00%, 02/12/2035	EUR	300,000	355,628
4.02%, 03/28/2028		225,000	224,077
JAB Holdings BV
4.38%, 04/25/2034	EUR	600,000	716,601
Prosus NV
3.68%, 01/21/2030		560,000	538,308
Sandoz Finance BV
4.22%, 04/17/2030	EUR	1,000,000	1,204,928
			3,537,667
Switzerland — 1.0%
UBS Group AG
1.00%, 06/24/2027	EUR	275,000	322,067
3.09%, 05/14/2032*		300,000	275,707
4.13%, 06/09/2033	EUR	300,000	359,424
Security Description		Shares or Principal Amount	Value

Switzerland (continued)
5.43%, 02/08/2030		$1,000,000	$1,020,605
5.70%, 02/08/2035		600,000	617,574
			2,595,377
United Arab Emirates — 0.1%
Abu Dhabi Developmental Holding Co. PJSC
4.50%, 05/06/2030*		200,000	198,030
United Kingdom — 2.2%
Barclays PLC
4.48%, 11/11/2029		700,000	696,364
5.69%, 03/12/2030		700,000	718,330
HSBC Holdings PLC
6.16%, 03/09/2029		600,000	616,797
Lloyds Banking Group PLC
5.68%, 01/05/2035		700,000	721,642
Nationwide Building Society
3.96%, 07/18/2030*		700,000	684,269
NatWest Group PLC FRS
4.91%, (SOFR+1.25%), 03/01/2028		700,000	703,639
Standard Chartered PLC
6.30%, 01/09/2029		800,000	821,354
Vmed O2 UK Financing I PLC
5.63%, 04/15/2032*	EUR	800,000	890,913
			5,853,308
United States — 5.7%
Bank of America Corp.
5.29%, 04/25/2034		300,000	304,643
Beignet Investor LLC
6.58%, 05/30/2049*		2,800,000	2,891,675
CommonSpirit Health
4.98%, 09/01/2035		500,000	484,913
Goldman Sachs Bank USA
5.41%, 05/21/2027		1,500,000	1,500,766
JPMorgan Chase & Co.
5.34%, 01/23/2035		725,000	734,864
5.50%, 01/24/2036		300,000	307,212
6.09%, 10/23/2029		700,000	725,765
Las Vegas Sands Corp.
6.00%, 08/15/2029		500,000	514,463
LSEG US Financial Corp.
5.30%, 03/28/2034*		1,100,000	1,110,020
Morgan Stanley
3.96%, 03/21/2035	EUR	200,000	235,349
5.42%, 07/21/2034		700,000	713,422
5.47%, 01/18/2035		50,000	50,948
Morgan Stanley Bank NA
4.95%, 01/14/2028		700,000	702,771
Morgan Stanley Bank NA FRS
4.54%, (SOFR+0.90%), 01/12/2029		900,000	903,283
ONEOK, Inc.
4.25%, 09/24/2027		400,000	398,922
PacifiCorp
5.45%, 02/15/2034		300,000	303,619
RD Michigan Property Owner I LLC
7.50%, 03/30/2045*		1,400,000	1,399,719
Southern Co.
1.88%, 09/15/2081	EUR	100,000	113,953
T-Mobile USA, Inc.
3.75%, 04/15/2027		328,000	326,657
Wells Fargo & Co.
5.20%, 01/23/2030		900,000	915,199

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Wells Fargo & Co. FRS
4.38%, (SOFR+0.74%), 01/23/2030		$700,000	$696,654
			15,334,817
Venezuela — 0.1%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(1)(2)		390,000	146,737
Total Corporate Bonds & Notes (cost $40,480,680)			41,561,919
ASSET BACKED SECURITIES — 6.7%
Cayman Islands — 0.9%
AMMC CLO 24, Ltd. FRS
Series 2021-24A, Class AR 4.88%, (TSFR3M+1.20%), 01/20/2035*		700,000	700,122
Bain Capital Credit CLO, Ltd. FRS
Series 2021-5A, Class A1R 4.82%, (TSFR3M+1.15%), 10/23/2034*		500,000	500,019
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class AR 4.89%, (TSFR3M+1.25%), 11/13/2031*		563,831	564,163
Silver Rock CLO II, Ltd. FRS
Series 2021-2A, Class AR 4.72%, (TSFR3M+1.04%), 01/20/2035*		600,000	598,946
			2,363,250
Ireland — 3.9%
Arbour CLO DAC FRS
Series 11A, Class AR 3.31%, (3 ME+1.33%), 05/15/2038*	EUR	1,400,000	1,643,335
Cairn CLO XI DAC FRS
Series 2019-11A, Class AR 3.43%, (3 ME+1.23%), 01/15/2040*	EUR	600,000	705,930
Carlyle Euro CLO DAC FRS
Series 2021-2A, Class A1 3.19%, (3 ME+0.99%), 10/15/2035*	EUR	600,000	702,933
Grosvenor Place CLO DAC FRS
Series 2024-2A, Class A 3.44%, (3 ME+1.24%), 01/15/2039*	EUR	700,000	821,873
ICG Euro CLO DAC FRS
Series 2023-2A, Class A1R 3.46%, (3 ME+1.29%), 01/26/2038*	EUR	600,000	703,195
Indigo Credit Management I DAC FRS
Series 1A, Class AR 3.46%, (3 ME+1.26%), 10/15/2037*	EUR	600,000	703,726
Invesco Euro CLO V DAC FRS
Series 2025-5A, Class AR 3.22%, (3 ME+1.02%), 01/15/2034*	EUR	838,619	982,862
Palmer Square European Loan Funding DAC FRS
Series 2024-2A, Class A 2.97%, (3 ME+0.99%), 05/15/2034*	EUR	435,981	511,940
Providus CLO II DAC FRS
Series 2A, Class ARR 3.36%, (3 ME+1.16%), 10/15/2038*	EUR	800,000	940,223
Providus CLO VII DAC FRS
Series 7A, Class ARR 3.37%, (3 ME+1.17%), 07/15/2038*	EUR	600,000	703,639
Rockford Tower Europe CLO DAC FRS
Series 2021-2A, Class A 3.12%, (3 ME+0.96%), 01/24/2035*	EUR	1,400,000	1,641,480
Security Description		Shares or Principal Amount	Value

Ireland (continued)
St Pauls CLO FRS
Series 11A, Class AR 3.09%, (3 ME+0.85%), 01/17/2032*	EUR	454,806	$533,398
			10,594,534
Jersey — 0.3%
Bain Capital Credit CLO, Ltd. FRS
Series 2019-4A, Class A1RR 4.66%, (TSFR3M+0.99%), 04/23/2035*		$400,000	399,334
Verdelite Static CLO, Ltd. FRS
Series 2024-1A, Class A 4.81%, (TSFR3M+1.13%), 07/20/2032*		514,539	514,779
			914,113
Singapore — 0.5%
Bayfront Labs VII Pte., Ltd. FRS
Series 7A, Class A 4.92%, (SOFR+1.28%), 04/11/2048*		1,293,561	1,294,477
United States — 1.1%
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 4.44%, (TSFR1M+0.78%), 10/25/2035		11,122	11,054
Ford Credit Auto Owner Trust
Series 2024-1, Class A 4.87%, 08/15/2036*(3)		725,000	735,397
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 5.34%, 06/15/2028*		700,000	701,124
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 4.00%, (TSFR1M+0.34%), 04/25/2037		134,358	131,291
Honda Auto Receivables Owner Trust
Series 2023-4, Class A3 5.67%, 06/21/2028		629,254	634,591
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 5.24%, (SOFR30A+1.60%), 05/20/2054*		111,079	111,391
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A3 5.93%, 03/15/2028		77,959	78,395
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 4.06%, (SOFR90A+0.37%), 12/15/2032*		492,429	469,122
Sunnova Hestia I Issuer LLC
Series 2023-GRID1, Class 1A 5.75%, 12/20/2050*		85,485	83,202
			2,955,567
Total Asset Backed Securities (cost $17,476,010)			18,121,941
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.3%
Australia — 1.2%
Project Cashmere
Class A1 4.54%, 12/30/2057	AUD	4,300,000	3,095,786
Cayman Islands — 0.1%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 5.09%, (SOFR30A+1.45%), 01/15/2037*		264,582	264,582

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Ireland — 0.2%
Kinbane DAC FRS
Series 2024-RPL2A, Class A 3.04%, (1 ME+1.10%), 01/24/2063*	EUR	546,182	$641,667
United Kingdom — 1.5%
Braccan Mtg. Funding PLC FRS
Series 2025-1A, Class A 4.58%, (SONIA+0.84%), 05/17/2067*	GBP	981,267	1,336,722
Elstree PLC FRS
Series 252-1ST, Class A 4.47%, (SONIA+0.74%), 10/21/2065	GBP	490,435	667,026
Together Asset Backed Securitisation PLC FRS
Series 2025-1ST1A, Class A 4.49%, (SONIA+0.76%), 08/15/2066*	GBP	427,174	580,911
Towd Point Mtg. Funding PLC FRS
Series 2023-V3, Class A1 5.14%, (SONIA+1.40%), 02/20/2054	GBP	470,289	641,182
Tower Bridge Funding PLC FRS
Series 2024-3A, Class A 4.53%, (SONIA+0.79%), 12/20/2066*	GBP	656,953	894,222
			4,120,063
United States — 10.3%
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056		$900,000	937,074
Series 2023-5YR4, Class A3 6.50%, 12/15/2056		259,684	269,166
BANK VRS
Series 2018-BN13, Class A5 4.22%, 08/15/2061(4)		800,000	794,109
Series 2023-5YR3, Class A3 6.72%, 09/15/2056(4)		500,000	520,742
BBCMS Mtg. Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057		375,000	385,213
Series 2023-C20, Class ASB 5.86%, 07/15/2056		600,000	631,236
BDS LLC FRS
Series 2025-FL14, Class A 4.94%, (TSFR1M+1.28%), 10/17/2042*		700,000	700,289
Benchmark Mtg. Trust
Series 2023-B39, Class A5 5.75%, 07/15/2056		600,000	627,229
BLP Commercial Mtg. Trust FRS
Series 2024-IND2, Class A 5.00%, (TSFR1M+1.34%), 03/15/2041*		471,161	471,455
BMO Mtg. Trust
Series 2022-C3, Class A5 5.31%, 09/15/2054		150,000	152,664
Series 2023-C5, Class A5 5.77%, 06/15/2056		800,000	827,345
Series 2023-C5, Class ASB 5.99%, 06/15/2056		800,000	834,048
Series 2023-C7, Class A5 6.16%, 12/15/2056		1,100,000	1,164,053
BRAVO Residential Funding Trust
Series 2024-NQM1, Class A1 5.94%, 12/01/2063*(3)		479,287	481,199
BX Commercial Mtg. Trust FRS
Series 2024-XL5, Class A 5.05%, (TSFR1M+1.39%), 03/15/2041*		305,643	305,929
Security Description	Shares or Principal Amount	Value

United States (continued)
Series 2024-XL4, Class A 5.10%, (TSFR1M+1.44%), 02/15/2039*	$779,203	$779,934
Chase Home Lending Mtg. Trust FRS
Series 2024-6, Class A11 4.90%, (SOFR30A+1.25%), 05/25/2055*	586,205	585,653
Chase Home Lending Mtg. Trust VRS
Series 2024-RPL3, Class A1A 3.25%, 09/25/2064*(4)	693,017	615,781
Citigroup Commercial Mtg. Trust VRS
Series 2023-PRM3, Class A 6.57%, 07/10/2028*(4)	500,000	514,950
Citigroup Commercial Mtg. Trust
Series 2019-C7, Class A4 3.10%, 12/15/2072	255,000	241,540
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 4.31%, (TSFR1M+0.65%), 02/25/2036	173,348	150,464
Cross Mtg. Trust
Series 2024-H4, Class A1 6.15%, 07/25/2069*(3)	872,387	879,930
Series 2024-H3, Class A1 6.27%, 06/25/2069*(3)	833,736	840,493
CSMC Trust VRS
Series 2021-RPL3, Class A1 2.00%, 01/25/2060*(4)	1,345,956	1,191,402
Federal Home Loan Mtg. Corp. REMIC FRS
Series 5426, Class BF 4.55%, (SOFR30A+0.90%), 04/15/2049	595,228	596,977
Series 5513, Class MF 4.59%, (SOFR30A+0.94%), 11/25/2054	679,580	684,325
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	101,387	109,973
Series 2012-111, Class B 7.00%, 10/25/2042	26,442	28,322
Federal National Mtg. Assoc. REMIC FRS
Series 2025-19, Class FC 4.81%, (SOFR30A+1.16%), 03/25/2055	687,792	695,456
Series 2024-90, Class FA 5.15%, (SOFR30A+1.50%), 12/25/2054	545,657	553,041
GCAT Trust
Series 2024-NQM2, Class A1 6.09%, 06/25/2059*(3)	606,546	610,960
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	450,000	444,528
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(4)	519,681	442,698
Series 2024-1, Class A2 6.00%, 06/25/2054*(4)	394,712	397,749
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 4.25%, (TSFR1M+0.59%), 06/25/2047	121,300	115,999
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.25%, 07/25/2059*(4)	47,169	46,315
Morgan Stanley Capital I Trust
Series 2021-L5, Class A4 2.73%, 05/15/2054	812,000	737,260
Morgan Stanley Capital I Trust VRS
Series 2022-L8, Class A5 3.92%, 04/15/2055(4)	650,000	608,641

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
MSWF Commercial Mtg. Trust
Series 2023-2, Class A2 6.89%, 12/15/2056	$378,287	$392,939
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(4)	500,000	530,765
OBX Trust
Series 2024-NQM2, Class A1 5.88%, 12/25/2063*(3)	811,321	814,613
Series 2024-NQM1, Class A1 5.93%, 11/25/2063*(3)	508,869	510,696
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	700,000	647,874
One New York Plaza Trust FRS
Series 2020-1NYP, Class A 4.72%, (TSFR1M+1.06%), 01/15/2036*	377,563	366,944
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*(3)	725,940	715,845
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 4.78%, (TSFR6M+1.09%), 11/20/2034	9,129	8,510
Starwood Mtg. Residential Trust VRS
Series 2022-1, Class A1 2.45%, 12/25/2066*(4)	536,603	483,094
Towd Point Mtg. Trust VRS
Series 2024-3, Class A1A 4.98%, 07/25/2065*(4)	905,995	906,929
Verus Securitization Trust
Series 2024-5, Class A1 6.19%, 06/25/2069*(3)	337,331	340,407
Series 2024-4, Class A1 6.22%, 06/25/2069*(3)	336,394	339,866
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 4.50%, (12 MTA+0.99%), 06/25/2046	171,283	143,724
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 5.70%, 12/28/2037(4)	52,688	48,327
Wells Fargo Commercial Mtg. Trust VRS
Series 2022-C62, Class A4 4.00%, 04/15/2055(4)	475,000	452,379
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(4)	16,898	15,426
		27,692,480
Total Collateralized Mortgage Obligations (cost $35,072,544)		35,814,578
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 82.0%
United States — 82.0%
United States Treasury Bonds
2.25%, 08/15/2049(5)(6)	300,000	184,453
2.38%, 11/15/2049(6)	700,000	440,891
3.00%, 02/15/2048	1,800,000	1,313,015
3.00%, 08/15/2048(6)	650,000	471,504
3.38%, 11/15/2048	2,800,000	2,169,453
4.13%, 08/15/2044	9,325,000	8,383,758
4.50%, 11/15/2054(5)(6)	8,500,000	7,840,918
4.63%, 02/15/2055	2,800,000	2,636,922
Security Description		Shares or Principal Amount	Value

United States (continued)
4.75%, 02/15/2056(6)		$100,000	$96,281
4.88%, 08/15/2045(5)(6)		100,000	98,766
United States Treasury Notes
4.25%, 08/15/2035(5)(6)		100,000	99,125
United States Treasury Notes TIPS
1.13%, 01/15/2033(7)(8)		3,510,248	3,409,409
2.38%, 10/15/2028(7)(8)(9)		5,120,304	5,313,312
Federal Home Loan Mtg. Corp.
5.00%, 09/01/2053		2,264,536	2,239,197
6.00%, 01/01/2053 to 07/01/2054		19,283,639	19,699,311
Federal National Mtg. Assoc.
2.50%, 07/01/2030 to 08/01/2030		217,497	211,249
3.00%, 06/01/2052		431	378
3.50%, 12/01/2054		1,022	931
5.00%, 10/01/2053 to 05/01/2054		702,842	693,666
5.50%, 11/01/2053 to 04/01/2054		1,764,582	1,776,951
Government National Mtg. Assoc.
3.00%, 07/20/2051 to 02/20/2055		9,829,897	8,732,152
3.50%, 09/20/2052 to 11/20/2055		16,012,941	14,487,801
6.50%, May 30 TBA		6,100,000	6,371,525
Uniform Mtg. Backed Securities
3.50%, May 30 TBA		200,000	182,027
4.50%, May 30 TBA		17,450,000	16,783,509
5.00%, May 30 TBA		5,800,000	5,713,523
5.00%, June 30 TBA		94,300,000	92,805,603
6.50%, July 30 TBA		17,800,000	18,450,964
Total U.S. Government & Agency Obligations (cost $221,532,966)			220,606,594
MUNICIPAL SECURITIES — 0.1%
United States — 0.1%
Maricopa County Industrial Development Authority Revenue Bonds 7.38%, 10/01/2029* (cost $200,000)		200,000	210,203
FOREIGN GOVERNMENT OBLIGATIONS — 33.8%
Australia — 2.4%
New South Wales Treasury Corp.
1.75%, 03/20/2034	AUD	2,400,000	1,319,409
2.00%, 03/08/2033	AUD	400,000	233,146
3.50%, 11/20/2037	AUD	500,000	289,985
Northern Territory Treasury Corp.
6.00%, 04/21/2039	AUD	400,000	283,640
Queensland Treasury Corp.
1.50%, 08/20/2032*	AUD	500,000	287,184
1.75%, 07/20/2034*	AUD	800,000	432,846
2.00%, 08/22/2033	AUD	2,000,000	1,143,626
5.25%, 07/21/2036*	AUD	1,100,000	763,594
Treasury Corp. of Victoria
2.00%, 09/17/2035	AUD	600,000	316,479
2.25%, 09/15/2033	AUD	1,300,000	754,027
4.25%, 12/20/2032	AUD	600,000	405,106
4.75%, 09/15/2036	AUD	500,000	331,893
			6,560,935
Belgium — 0.3%
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	833,791

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Bulgaria — 0.3%
Bulgaria Government International Bond
3.38%, 07/18/2035	EUR	300,000	$340,174
4.13%, 07/18/2045	EUR	400,000	444,839
			785,013
Canada — 0.9%
Canadian Government Bond
3.00%, 06/01/2034	CAD	3,300,000	2,352,211
Colombia — 0.4%
Colombia Government International Bond
6.13%, 01/21/2031		$1,100,000	1,097,470
Egypt — 0.2%
Egypt Government Bond
19.70%, 10/14/2030	EGP	35,200,000	623,679
France — 5.4%
French Republic Government Bond OAT
2.75%, 02/25/2030*	EUR	9,000,000	10,477,510
5.50%, 04/25/2029*	EUR	3,200,000	4,032,795
			14,510,305
Israel — 1.1%
Israel Government International Bond
5.38%, 02/19/2030		1,100,000	1,120,516
5.50%, 03/12/2034		1,700,000	1,730,725
5.63%, 02/19/2035		200,000	204,200
			3,055,441
Italy — 0.2%
Cassa Depositi e Prestiti SpA
4.38%, 10/01/2030		500,000	494,611
Japan — 3.1%
Development Bank of Japan, Inc.
4.00%, 08/28/2027*		700,000	699,000
Japan Government Five Year Bond
0.60%, 06/20/2029	JPY	120,000,000	743,447
Japan Government Forty Year Bond
1.30%, 03/20/2063	JPY	140,000,000	462,526
Japan Government Thirty Year Bond
1.30%, 06/20/2052	JPY	160,000,000	611,210
1.60%, 12/20/2053	JPY	50,000,000	202,862
2.30%, 12/20/2054	JPY	58,650,000	280,515
Japan Government Twenty Year Bond
1.40%, 12/20/2042	JPY	400,000,000	1,966,031
2.00%, 12/20/2044	JPY	120,000,000	626,011
2.40%, 03/20/2045	JPY	109,000,000	605,006
Japanese Government CPI Linked Bond
0.10%, 03/10/2029(8)	JPY	314,980,400	2,035,476
			8,232,084
Kazakhstan — 0.1%
Development Bank of Kazakhstan JSC
18.40%, 10/16/2028*	KZT	141,000,000	310,556
Kuwait — 0.6%
Kuwait International Government Bond
4.02%, 10/09/2028*		700,000	692,451
4.14%, 10/09/2030*		300,000	296,120
4.80%, 04/20/2033*		700,000	699,853
			1,688,424
Security Description		Shares or Principal Amount	Value

Luxembourg — 0.6%
Eagle Funding Luxco SARL
5.50%, 08/17/2030*		$1,600,000	$1,612,320
Malaysia — 0.2%
Malaysia Government Bond
2.63%, 04/15/2031	MYR	800,000	194,781
4.76%, 04/07/2037	MYR	1,400,000	384,895
			579,676
Peru — 2.0%
Peruvian Government International Bond
5.40%, 08/12/2034	PEN	9,300,000	2,565,207
6.15%, 08/12/2032*	PEN	1,500,000	445,133
6.95%, 08/12/2031	PEN	7,361,000	2,270,630
			5,280,970
Poland — 0.2%
Republic of Poland Government International Bond
5.13%, 09/18/2034		600,000	603,317
Qatar — 0.4%
Qatar Government International Bond
4.80%, 04/08/2033*		1,000,000	1,011,892
Romania — 0.5%
Romanian Government International Bond
5.13%, 09/24/2031*	EUR	400,000	471,707
5.25%, 05/30/2032*	EUR	100,000	117,253
5.63%, 02/22/2036	EUR	600,000	684,400
			1,273,360
Saudi Arabia — 1.6%
Saudi Government International Bond
3.38%, 03/05/2032*	EUR	400,000	460,432
4.75%, 01/16/2030		2,500,000	2,510,942
5.13%, 01/13/2028*		800,000	807,835
5.38%, 01/13/2031*		400,000	410,127
			4,189,336
Serbia — 0.3%
Serbia International Bond
2.05%, 09/23/2036	EUR	400,000	365,579
6.00%, 06/12/2034*		300,000	307,944
			673,523
South Africa — 2.8%
Republic of South Africa Government Bond
6.25%, 03/31/2036	ZAR	2,600,000	129,008
8.00%, 01/31/2030	ZAR	28,400,000	1,693,505
8.75%, 02/28/2048	ZAR	3,700,000	209,764
8.88%, 02/28/2035	ZAR	90,500,000	5,459,665
			7,491,942
Spain — 4.6%
Spain Government Bond
1.45%, 04/30/2029*	EUR	394,000	445,354
2.40%, 05/31/2028	EUR	3,200,000	3,731,004
3.15%, 04/30/2035*	EUR	100,000	115,037
3.45%, 10/31/2034*	EUR	5,050,000	5,969,391
3.50%, 05/31/2029	EUR	1,700,000	2,036,577
			12,297,363
SupraNational — 0.2%
European Union
3.38%, 12/12/2035	EUR	500,000	586,094

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Thailand — 0.4%
Thailand Government Bond
2.70%, 06/17/2040	THB	34,100,000	$1,054,703
2.98%, 06/17/2045	THB	4,642,000	140,057
			1,194,760
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
4.63%, 04/20/2033*		$700,000	699,242
United Kingdom — 4.7%
United Kingdom Gilt
1.50%, 07/31/2053	GBP	700,000	400,713
4.38%, 03/07/2030	GBP	8,200,000	11,120,610
5.38%, 01/31/2056	GBP	900,000	1,168,811
			12,690,134
Venezuela — 0.0%
Venezuela Government International Bond
9.25%, 05/07/2028†(1)(2)		230,000	116,725
Total Foreign Government Obligations (cost $87,933,396)			90,845,174
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. HKD (Expiration Date: 08/14/2026; Strike Price: USD 7.80; Counterparty: Bank of America, N.A.)		1,273,000	2,610
Over the Counter call option on the USD vs. HKD (Expiration Date: 08/14/2026; Strike Price: USD 7.80; Counterparty: Goldman Sachs Bank USA)		311,000	637
Over the Counter call option on the USD vs. HKD (Expiration Date: 08/24/2026; Strike Price: USD 7.80; Counterparty: Bank of America, N.A.)		2,666,000	5,180
Over the Counter call option on the USD vs. SGD (Expiration Date: 11/05/2026; Strike Price: USD 1.32; Counterparty: Bank of America, N.A.)		1,062,000	1,769
			10,196
Purchased Options - Puts — 0.0%
Over the Counter put option on the USD vs. KRW (Expiration Date: 07/09/2026; Strike Price: USD 1,400.00; Counterparty: Bank of America, N.A.)		853,071	2,035
Over the Counter put option on the USD vs. KRW (Expiration Date: 07/13/2026; Strike Price: USD 1,400.00; Counterparty: Bank of America, N.A.)		3,487,929	8,817
			10,852
Total Purchased Options (cost $46,078)			21,048
Total Long-Term Investment Securities (cost $402,741,674)			407,181,457
SHORT-TERM INVESTMENTS — 7.6%
Commercial Paper — 2.2%
AutoNation, Inc. 4.10%, 05/05/2026		750,000	749,568
Constellation Energy Corp. 4.13%, 06/29/2026		250,000	248,108
Security Description		Shares or Principal Amount	Value

Commercial Paper (continued)
Evergy, Inc. 4.19%, 05/12/2026		350,000	$349,534
Evergy, Inc. 4.19%, 05/14/2026		700,000	698,910
Fidelity National Information Services, Inc. 4.09%, 05/04/2026		750,000	749,670
HCA, Inc. 4.30%, 05/04/2026		550,000	549,748
HCA, Inc. 4.35%, 05/01/2026*		750,000	749,914
Keurig Dr Pepper, Inc. 4.35%, 05/14/2026		700,000	698,865
Rogers Communications 4.25%, 05/21/2026		250,000	249,401
Rogers Communications 4.27%, 06/18/2026		500,000	497,171
Telus Corp. 4.30%, 07/02/2026		250,000	248,079
			5,788,968
Sovereign — 4.2%
Brazil Letras do Tesouro Nacional 12.17%, 10/01/2026	BRL	1,000,000	191,086
Brazil Letras do Tesouro Nacional 12.21%, 07/01/2026	BRL	5,300,000	1,047,196
Brazil Letras do Tesouro Nacional 12.45%, 07/01/2026	BRL	13,200,000	2,608,110
Brazil Letras do Tesouro Nacional 12.56%, 07/01/2026	BRL	9,800,000	1,936,324
Brazil Letras do Tesouro Nacional 12.70%, 07/01/2026	BRL	5,400,000	1,066,954
Brazil Letras do Tesouro Nacional 12.79%, 07/01/2026	BRL	4,100,000	810,095
Egypt Treasury Bills 20.28%, 10/20/2026	EGP	550,000	9,229
Egypt Treasury Bills 21.05%, 10/13/2026	EGP	3,075,000	51,823
Nigeria Open Market Operational Bills 23.28%, 06/29/2026	NGN	1,423,082,000	1,002,118
Nigeria Open Market Operational Bills 24.56%, 06/11/2026	NGN	551,000,000	392,042
Nigeria Open Market Operational Bills 24.56%, 06/12/2026	NGN	551,000,000	391,797
South Africa Treasury Bills 6.83%, 08/19/2026	ZAR	15,160,000	891,687
South Africa Treasury Bills 6.90%, 05/20/2026	ZAR	13,240,000	792,066
			11,190,527
U.S. Government — 0.5%
United States Treasury Bills
3.58%, 07/21/2026(5)		$346,000	343,212
3.59%, 07/21/2026(5)		813,000	806,449
3.60%, 07/21/2026(5)		313,000	310,478
			1,460,139

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Administration Class 3.34%(10)	1,915,332	$1,915,333
Total Short-Term Investments (cost $19,703,414)		20,354,967
TOTAL INVESTMENTS (cost $422,445,088)	159.0%	427,536,424
Other assets less liabilities	(59.0)	(158,600,226)
NET ASSETS	100.0%	$268,936,198
FORWARD SALES CONTRACTS — (26.3%)
U.S. Government Agencies — (26.3%)
Uniform Mtg. Backed Securities — (26.3%)
2.00%, June 30 TBA	$(26,900,000)	(21,511,882)
5.50%, June 30 TBA	(4,500,000)	(4,520,214)
6.00%, July 30 TBA	(22,095,000)	(22,521,634)
2.00%, May 15 TBA	(4,100,000)	(3,759,061)
6.50%, June 30 TBA	(17,800,000)	(18,456,526)
Total Forward Sales Contracts (cost $(71,027,858))		(70,769,317)

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO Global Bond Opportunities Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $80,223,658 representing 29.8% of net assets.

†	Non-income producing security
(1)	Security in default of interest.
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38%, 04/12/2027	08/15/17, 10/23/17	$390,000	$115,546	$146,737	$37.63	0.1%
Foreign Government Obligations
Venezuela Government International Bond 9.25%, 05/07/2028	07/27/17	230,000	93,621	116,725	50.75	0.0
				$263,462		0.1%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(3)	"Step-down" security where the rate decreases ("steps-down") at a predetermined rate. The rate reflected is as of April 30, 2026.
(4)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(5)	The security or a portion thereof was pledged as collateral for open over-the-counter derivative contracts.
(6)	The security or a portion thereof represents collateral for TBAs.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	The rate shown is the 7-day yield as of April 30, 2026.

1 ME—1 Month Euribor
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ME—3 Month Euribor
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SOFR90A—US 90 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EGP—Egyptian Pound
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
KZT—Kazakhstani Tenge
MYR—Malaysian Ringgit
NGN—Nigerian Naira
PEN—Peruvian Sol
THB—Thailand Baht
ZAR—South African Rand
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	20,800,000	GBP	12-Month SONIA	Fixed 3.000%	Annual	Annual	Jun 2027	$(162,807)	$(231,943)	$(394,750)
Centrally Cleared	1,730,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Sep 2034	(34,988)	(945,952)	(980,940)
Centrally Cleared	304,500,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Jun 2044	(115,116)	(399,349)	(514,465)
Centrally Cleared	3,400,000	USD	Fixed 3.750%	12-Month SOFR	Annual	Annual	Dec 2034	29,060	4,483	33,543
Centrally Cleared	1,000,000	CAD	6-Month CORRA	Fixed 3.500	Semiannual	Semiannual	Jun 2034	27,730	(11,517)	16,213
Centrally Cleared	1,700,000	CAD	Fixed 3.500	6-Month CORRA	Semiannual	Semiannual	Jun 2054	25,594	583	26,177
Centrally Cleared	2,900,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2026	6,127	(6,483)	(356)
Centrally Cleared	430,000,000	JPY	12-Month TONA	Fixed 0.600	Annual	Annual	Dec 2029	(3,706)	(98,974)	(102,680)
Centrally Cleared	470,000,000	JPY	Fixed 0.400	6-Month TONA	Semiannual	Semiannual	Jun 2039	328,170	413,795	741,965
Centrally Cleared	33,400,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Jun 2026	32,893	(43,698)	(10,805)
Centrally Cleared	245,000,000	JPY	Fixed 1.500	12-Month TONA	Annual	Annual	Sep 2054	27,689	461,052	488,741
Centrally Cleared	3,900,000	USD	Fixed 3.940	12-Month SOFR	Annual	Annual	Aug 2026	—	(2,233)	(2,233)
Centrally Cleared	1,900,000	EUR	12-Month ESTR	Fixed 1.795	Annual	Annual	Oct 2029	—	(56,818)	(56,818)
Centrally Cleared	2,000,000	AUD	6-Month BBSW	Fixed 4.250	Semiannual	Semiannual	Mar 2035	(781)	(83,857)	(84,638)
Centrally Cleared	4,400,000	EUR	12-Month ESTR	Fixed 1.923	Annual	Annual	Oct 2029	—	(109,851)	(109,851)
Centrally Cleared	950,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Mar 2035	(89,915)	(498,411)	(588,326)
Centrally Cleared	1,150,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Mar 2032	(26,436)	(348,181)	(374,617)
Centrally Cleared	640,000,000	JPY	12-Month TONA	Fixed 0.750	Annual	Annual	Mar 2030	(23,696)	(121,315)	(145,011)
Centrally Cleared	3,300,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Mar 2035	138,106	21,627	159,733
Centrally Cleared	80,890,000	USD	Fixed 3.000	12-Month SOFR	Annual	Annual	Mar 2027	728,877	(222,668)	506,209
Centrally Cleared	2,390,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Mar 2055	296,805	88,334	385,139
Centrally Cleared	500,000	USD	Fixed 3.954	12-Month SOFR	Annual	Annual	Nov 2054	—	21,766	21,766
Centrally Cleared	400,000	USD	Fixed 3.964	12-Month SOFR	Annual	Annual	Nov 2054	—	16,771	16,771
Centrally Cleared	200,000	USD	Fixed 3.959	12-Month SOFR	Annual	Annual	Nov 2054	—	8,569	8,569
Centrally Cleared	1,800,000	USD	Fixed 3.998	12-Month SOFR	Annual	Annual	Nov 2054	—	65,330	65,330
Centrally Cleared	100,000	USD	Fixed 4.116	12-Month SOFR	Annual	Annual	Nov 2054	—	1,659	1,659
Centrally Cleared	550,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Feb 2035	—	(4,423)	(4,423)
Centrally Cleared	2,400,000	USD	Fixed 3.765	12-Month SOFR	Annual	Annual	Feb 2055	—	179,877	179,877
Centrally Cleared	200,000	USD	Fixed 3.773	12-Month SOFR	Annual	Annual	Mar 2055	—	14,742	14,742
Centrally Cleared	1,300,000	USD	12-Month SOFR	Fixed 3.250	Annual	Annual	Jun 2027	(4,234)	(2,799)	(7,033)
Centrally Cleared	4,900,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2035	180,835	66,086	246,921
Centrally Cleared	180,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Jun 2030	(22,764)	(10,545)	(33,309)
Centrally Cleared	120,000,000	JPY	12-Month TONA	Fixed 1.250	Annual	Annual	Jun 2035	(42,302)	(19,339)	(61,641)
Centrally Cleared	40,000,000	JPY	Fixed 2.000	12-Month TONA	Annual	Annual	Jun 2055	45,493	10,814	56,307
Centrally Cleared	591,000	USD	Fixed 3.930	12-Month SOFR	Annual	Annual	Jun 2055	2,119	25,789	27,908
Centrally Cleared	761,000	USD	Fixed 3.960	12-Month SOFR	Annual	Annual	Jun 2055	(3,157)	35,252	32,095
Centrally Cleared	648,000	USD	Fixed 4.005	12-Month SOFR	Annual	Annual	Sep 2055	(8,125)	30,467	22,342
Centrally Cleared	7,835,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	May 2032	(6,787)	12,534	5,747
Centrally Cleared	80,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Sep 2030	(11,199)	(5,107)	(16,306)
Centrally Cleared	1,583,450,000	JPY	12-Month TONA	Fixed 1.250	Annual	Annual	Sep 2035	(589,536)	(262,287)	(851,823)
Centrally Cleared	15,900,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Sep 2027	50,442	(51,228)	(786)
Centrally Cleared	100,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Sep 2055	9,732	2,241	11,973
Centrally Cleared	1,100,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Sep 2035	16,342	(50,809)	(34,467)
Centrally Cleared	500,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Jun 2035	11,041	(26,065)	(15,024)
Centrally Cleared	68,700,000	AUD	6-Month BBSW	Fixed 3.500	Semiannual	Semiannual	Mar 2031	(580,945)	(2,480,532)	(3,061,477)
Centrally Cleared	10,900,000	AUD	6-Month BBSW	Fixed 4.250	Semiannual	Semiannual	Sep 2035	67,411	(556,565)	(489,154)
Centrally Cleared	14,400,000	USD	12-Month SOFR	Fixed 3.460	Annual	Annual	Jun 2027	—	(45,847)	(45,847)
Centrally Cleared	9,200,000	AUD	Fixed 3.750	6-Month BBSW	Semiannual	Semiannual	Mar 2031	260,222	78,081	338,303
Centrally Cleared	116,990,000	KRW	3-Month KSDA	Fixed 2.750	Quarterly	Quarterly	Mar 2036	(4,588)	(2,744)	(7,332)
Centrally Cleared	20,900,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Dec 2030	264,750	(229,463)	35,287
Centrally Cleared	17,800,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2035	(143,358)	399,251	255,893
Centrally Cleared	3,700,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2055	242,883	43,874	286,757
Centrally Cleared	1,640,000,000	JPY	12-Month TONA	Fixed 1.250	Annual	Annual	Dec 2030	(136,737)	(112,893)	(249,630)
Centrally Cleared	380,000,000	JPY	Fixed 2.500	12-Month TONA	Annual	Annual	Dec 2055	193,614	108,112	301,726
Centrally Cleared	36,200,000	BRL	Less than 1-Month BRCDI	Fixed 12.970	Maturity	Maturity	Jan 2029	—	(123,081)	(123,081)
Centrally Cleared	127,500,000	CZK	6-Month PRIBO	Fixed 4.523	Annual	Semiannual	Dec 2035	2,178	(33,287)	(31,109)
Centrally Cleared	23,400,000	PLN	Fixed 4.722	6-Month WIBOR	Annual	Semiannual	Dec 2035	(2,383)	63,643	61,260
Centrally Cleared	37,900,000	CZK	6-Month PRIBO	Fixed 4.485	Annual	Semiannual	Dec 2035	—	(11,736)	(11,736)
Centrally Cleared	18,650,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Mar 2036	(251,288)	158,275	(93,013)
Centrally Cleared	1,800,000	USD	Fixed 4.010	12-Month SOFR	Annual	Annual	Nov 2053	24,792	37,388	62,180
Centrally Cleared	6,700,000	PLN	Fixed 4.685	6-Month WIBOR	Annual	Semiannual	Dec 2035	—	19,995	19,995
Centrally Cleared	1,723,700	USD	Fixed 4.075	12-Month SOFR	Annual	Annual	Nov 2053	12,632	28,606	41,238
Centrally Cleared	42,000,000	BRL	Less than 1-Month BRCDI	Fixed 13.268	Maturity	Maturity	Jan 2029	—	(80,566)	(80,566)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	4,300,000	USD	Fixed 3.500%	12-Month SOFR	Annual	Annual	Mar 2028	$(13,518)	$31,207	$17,689
Centrally Cleared	2,020,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Mar 2056	53,828	16,456	70,284
Centrally Cleared	14,200,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Mar 2031	22,649	113,776	136,425
Centrally Cleared	150,000,000	JPY	12-Month TONA	Fixed 1.500%	Annual	Annual	Mar 2036	(38,139)	(28,574)	(66,713)
Centrally Cleared	13,400,000	EUR	Fixed 2.825	6-Month EURIBOR	Annual	Semiannual	Sep 2055	187,423	(138,822)	48,601
Centrally Cleared	58,600,000	EUR	Fixed 2.350	3-Month EURIBOR	Annual	Quarterly	Dec 2028	(40,969)	297,214	256,245
Centrally Cleared	57,600,000	EUR	12-Month ESTR	Fixed 2.170	Annual	Annual	Dec 2028	34,904	(285,330)	(250,426)
Centrally Cleared	23,410,000	SGD	Fixed 1.750	6-Month SORA	Semiannual	Semiannual	Sep 2031	143,055	57,379	200,434
Centrally Cleared	12,250,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Sep 2031	321,689	(42,472)	279,217
Centrally Cleared	15,360,000	EUR	6-Month EURIBOR	Fixed 2.750	Annual	Semiannual	Sep 2036	(416,816)	(136,583)	(553,399)
Centrally Cleared	1,560,000	EUR	Fixed 3.000	6-Month EURIBOR	Annual	Semiannual	Sep 2056	28,216	28,734	56,950
Centrally Cleared	64,400,000	EUR	6-Month EURIBOR	Fixed 2.250	Annual	Semiannual	Sep 2028	(231,054)	(717,316)	(948,370)
Centrally Cleared	1,210,000	GBP	12-Month SONIA	Fixed 3.500	Annual	Annual	Mar 2031	(5,051)	(51,358)	(56,409)
Centrally Cleared	8,120,000	GBP	12-Month SONIA	Fixed 3.500	Annual	Annual	Sep 2028	(82,871)	(95,655)	(178,526)
Centrally Cleared	12,300,000	GBP	12-Month SONIA	Fixed 3.500	Annual	Annual	Sep 2031	(355,868)	(253,896)	(609,764)
Centrally Cleared	7,000,000	CHF	12-Month SARON	Fixed 0.250	Annual	Annual	Mar 2031	(31,170)	(10,271)	(41,441)
Centrally Cleared	89,400,000	SEK	3-Month STIBO	Fixed 2.500	Annual	Quarterly	Mar 2031	(31,799)	(82,530)	(114,329)
Centrally Cleared	100,700,000	NOK	6-Month NIBOR	Fixed 3.750	Annual	Semiannual	Mar 2031	(290,723)	(137,215)	(427,938)
Centrally Cleared	2,700,000	GBP	12-Month SONIA	Fixed 4.000	Annual	Annual	Sep 2036	(167,252)	(4,833)	(172,085)
Centrally Cleared	1,130,000	GBP	Fixed 4.500	12-Month SONIA	Annual	Annual	Sep 2056	55,784	56,772	112,556
Centrally Cleared	2,500,000	GBP	Fixed 3.500	12-Month SONIA	Annual	Annual	Mar 2028	25,530	24,207	49,737
Centrally Cleared	640,000	GBP	Fixed 4.500	12-Month SONIA	Annual	Annual	Mar 2056	2,504	59,346	61,850
Centrally Cleared	1,180,000	USD	Fixed 3.325	12-Month SOFR	Annual	Annual	Aug 2030	4,594	12,042	16,636
Centrally Cleared	73,400	USD	Fixed 3.325	12-Month SOFR	Annual	Annual	Aug 2030	(377)	1,418	1,041
Centrally Cleared	10,027,000,000	JPY	Fixed 1.500	12-Month TONA	Annual	Annual	Sep 2028	73,525	16,994	90,519
Centrally Cleared	3,030,000,000	JPY	Fixed 1.750	12-Month TONA	Annual	Annual	Sep 2031	76,903	104,531	181,434
Centrally Cleared	8,120,000	USD	Fixed 3.000	12-Month SOFR	Annual	Annual	Jun 2028	96,150	14,324	110,474
Centrally Cleared	5,110,000	USD	12-Month SOFR	Fixed 3.250	Annual	Annual	Jun 2031	(93,348)	(16,244)	(109,592)
Centrally Cleared	11,120,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Jun 2036	83,500	102,418	185,918
Centrally Cleared	800,000	USD	Fixed 3.621	12-Month SOFR	Annual	Annual	Nov 2035	—	19,031	19,031
Centrally Cleared	300,000	USD	Fixed 3.631	12-Month SOFR	Annual	Annual	Nov 2035	—	6,897	6,897
Centrally Cleared	200,000	USD	Fixed 3.407	12-Month SOFR	Annual	Annual	Aug 2030	—	2,196	2,196
Centrally Cleared	100,000	USD	Fixed 3.998	12-Month SOFR	Annual	Annual	Nov 2053	—	3,693	3,693
Centrally Cleared	1,400,000	NOK	6-Month NIBOR	Fixed 4.500	Annual	Semiannual	Sep 2031	(38)	(815)	(853)
Centrally Cleared	12,100,000	SEK	3-Month STIBO	Fixed 2.750	Annual	Quarterly	Sep 2031	2,461	(7,789)	(5,328)
Centrally Cleared	200,000	USD	Fixed 3.712	12-Month SOFR	Annual	Annual	Nov 2035	—	3,334	3,334
Centrally Cleared	200,000	USD	Fixed 3.564	12-Month SOFR	Annual	Annual	Jan 2033	—	2,682	2,682
Centrally Cleared	300,000	USD	Fixed 3.421	12-Month SOFR	Annual	Annual	Aug 2030	—	3,128	3,128
Centrally Cleared	500,000	USD	Fixed 3.755	12-Month SOFR	Annual	Annual	Feb 2036	—	7,323	7,323
Centrally Cleared	100,000	USD	Fixed 4.052	12-Month SOFR	Annual	Annual	Feb 2056	—	2,598	2,598
Centrally Cleared	700,000	CHF	12-Month SARON	Fixed 0.250	Annual	Annual	Sep 2031	(6,073)	(729)	(6,802)
Centrally Cleared	11,100,000	SGD	Fixed 2.000	6-Month SORA	Semiannual	Semiannual	Sep 2031	96,627	(104,986)	(8,359)
Centrally Cleared	3,000,000	USD	12-Month SOFR	Fixed 3.583	Annual	Annual	Aug 2030	—	(12,840)	(12,840)
Centrally Cleared	2,000,000	USD	Fixed 3.692	12-Month SOFR	Annual	Annual	Jan 2033	—	11,992	11,992
Centrally Cleared	2,100,000	USD	12-Month SOFR	Fixed 3.587	Annual	Annual	Aug 2030	—	(8,634)	(8,634)
Centrally Cleared	1,400,000	USD	Fixed 3.698	12-Month SOFR	Annual	Annual	Jan 2033	—	7,941	7,941
Centrally Cleared	2,400,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Jun 2033	37,748	8,544	46,292
Centrally Cleared	11,500,000	THB	Fixed 1.500	3-Month THOR	Quarterly	Quarterly	Sep 2031	1,595	2,881	4,476
Centrally Cleared	100,000	USD	12-Month SOFR	Fixed 4.000	Annual	Annual	Jun 2056	(3,259)	(225)	(3,484)
Centrally Cleared	1,600,000	USD	12-Month SOFR	Fixed 3.599	Annual	Annual	Aug 2030	—	(5,885)	(5,885)
Centrally Cleared	1,200,000	USD	Fixed 3.714	12-Month SOFR	Annual	Annual	Jan 2033	—	5,712	5,712
Centrally Cleared	3,500,000	USD	12-Month SOFR	Fixed 3.629	Annual	Annual	Aug 2030	—	(8,793)	(8,793)
Centrally Cleared	2,400,000	USD	Fixed 3.735	12-Month SOFR	Annual	Annual	Jan 2033	—	8,551	8,551
Centrally Cleared	1,100,000	USD	12-Month SOFR	Fixed 3.637	Annual	Annual	Aug 2030	—	(2,452)	(2,452)
Centrally Cleared	700,000	USD	Fixed 3.748	12-Month SOFR	Annual	Annual	Jan 2033	—	1,955	1,955
Centrally Cleared	3,000,000	USD	12-Month SOFR	Fixed 3.649	Annual	Annual	Aug 2030	—	(5,313)	(5,313)
Centrally Cleared	2,000,000	USD	Fixed 3.753	12-Month SOFR	Annual	Annual	Jan 2033	—	5,034	5,034
Centrally Cleared	2,600,000	USD	12-Month SOFR	Fixed 3.574	Annual	Annual	Aug 2030	—	(11,962)	(11,962)
Centrally Cleared	1,800,000	USD	Fixed 3.700	12-Month SOFR	Annual	Annual	Jan 2033	—	10,007	10,007
								$301,049	$(5,992,775)	$(5,691,726)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Investment Grade Index Series 46	$22,400,000	USD	$22,400,000	1.000%	Quarterly	Jun 2036	$19,287	$(131,134)	$(111,847)
Centrally Cleared	ITrax Crossover Index Series 45	15,700,000	EUR	15,700,000	1.000	Quarterly	Jun 2031	(233,804)	(123,090)	(356,894)
Centrally Cleared	CDX Investment Grade Index Series 45	102,633,000	USD	102,633,000	1.000	Quarterly	Dec 2030	(1,913,195)	(243,422)	(2,156,617)
Centrally Cleared	CDX Investment Grade Index Series 45	17,200,000	USD	17,200,000	1.000	Quarterly	Dec 2035	(128,895)	18,996	(109,899)
				$157,933,000				$(2,256,607)	$(478,650)	$(2,735,257)

Credit Default Swaps - Seller(4)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(5)	Notional amount(2)	Currency	USD notional amount(2)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	Ford Motor Co.	1.2476	700,000	USD	700,000	5.000%	Quarterly	Dec 2029	$78,552	$9,301	$87,853
Centrally Cleared	CDX Investment Grade Index Series 45	0.5030	167,500,000	USD	167,500,000	1.000	Quarterly	Dec 2030	3,388,080	131,581	3,519,661
Bank of America, N.A.	ITrax Crossover Index Series 44	0.6833	500,000	EUR	500,000	5.000	Quarterly	Dec 2030	104,252	1,672	105,924
Centrally Cleared	CDX Investment Grade Index Series 45	0.9161	12,571,000	USD	12,571,000	1.000	Quarterly	Dec 2035	20,167	60,155	80,322
Centrally Cleared	CDX Investment Grade Index Series 45	0.5446	116,880,000	USD	116,880,000	1.000	Quarterly	Jun 2031	2,115,595	345,174	2,460,769
Goldman Sachs International	ITrax Crossover Index Series 44	0.6833	700,000	EUR	700,000	5.000	Quarterly	Dec 2030	144,293	4,000	148,293
					298,851,000				$5,850,939	$551,883	$6,402,822

Currency Swaps
Counterparty (OTC)/ Centrally cleared	Currency	Notional Amount Received	Currency	Notional Amount Delivered	Payments Received	Payments Made	Payment Frequency	Maturity Date	Upfront payment paid (received)	Unrealized Appreciation (Depreciation)	Value
Goldman Sachs Bank USA	JPY	910,000,000	USD	6,190,476	3-Month SOFR	3-Month TONAR	Quarterly	Sep 2031	$—	$16,789	$16,789
Goldman Sachs Bank USA	GBP	2,134,000	USD	2,838,000	3-Month SOFR	3-Month SONIA	Quarterly	Oct 2045	—	(15,353)	(15,353)
Goldman Sachs Bank USA	JPY	5,217,000,000	USD	33,658,065	3-Month SOFR	3-Month TONAR	Quarterly	Dec 2027	—	11,345	11,345
									$—	$12,781	$12,781

(1)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, thePortfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(5)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

BBSW—Bank Bill Swap Reference Rate
BRCDI—Brazilian Interbank Certificate of Deposit
CORRA—Canadian Overnight Repo Rate Average
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
KSDA—Korean Securities Dealers Association
NIBOR—Norwegian Interbank Offered Rate
PRIBO—Prague Interbank Offered Rate
SARON—Swiss Average Rate Overnight
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
STIBO—Stockholm Interbank Offered Rate

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

THOR—Thai Overnight Repurchase Rate
TONA—Tokyo Overnight Average Rate
WIBOR—Warsaw Interbank Offered Rate

Written Options on Foreign Currency
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
USD vs. HKD	Bank of America, N.A.	USD	7.85	8/14/2026	$1,273,000	$695	$476	$219
USD vs. HKD	Goldman Sachs Bank USA	USD	7.85	8/14/2026	311,000	140	116	24
USD vs. HKD	Bank of America, N.A.	USD	7.85	8/24/2026	2,666,000	1,172	1,106	66
EUR vs. HUF	Bank of America, N.A.	EUR	390.74	10/16/2026	1,230,000	16,216	14,482	1,734
EUR vs. HUF	Bank of America, N.A.	EUR	387.25	10/20/2026	431,000	5,524	5,990	(466)
						$23,747	$22,170	$1,577
Puts
USD vs. SGD	Bank of America, N.A.	USD	1.24	11/5/2026	1,062,000	7,583	6,675	908
USD vs. KRW	Bank of America, N.A.	USD	1,350.00	7/9/2026	853,071	3,038	360	2,678
USD vs. KRW	Bank of America, N.A.	USD	1,350.00	7/13/2026	3,487,929	7,614	1,625	5,989
						$18,235	$8,660	$9,575
						$41,982	$30,830	$11,152
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
165	Short	Australian 10 Year Bonds	June 2026	$12,876,682	$12,718,206	$158,476
7	Short	Canada 10 Year Bonds	June 2026	630,858	613,914	16,944
112	Short	Euro-BOBL	June 2026	15,457,682	15,175,759	281,923
153	Short	Euro-BUND	June 2026	22,916,963	22,510,695	406,268
208	Short	Euro-OAT	June 2026	29,892,279	29,116,089	776,190
195	Short	Euro-Schatz	June 2026	24,430,814	24,202,123	228,691
64	Short	Japan 10 Year Bonds	June 2026	53,886,796	52,841,749	1,045,047
71	Short	U.S. Treasury 2 Year Notes	June 2026	14,835,097	14,705,875	129,222
27	Short	U.S. Treasury Long Bonds	June 2026	3,165,080	3,046,781	118,299
37	Short	U.S. Treasury Ultra Bonds	June 2026	4,457,373	4,256,157	201,216
						$3,362,276

						Unrealized (Depreciation)
301	Long	3-Month EURIBOR	December 2026	$86,124,057	$85,822,180	$(301,877)
31	Long	Australian 3 Year Bonds	June 2026	2,322,489	2,307,112	(15,377)
4	Long	Euro Buxl 30 Year Bonds	June 2026	523,804	511,617	(12,187)
159	Long	Euro-BTP	June 2026	22,378,900	21,825,941	(552,959)
38	Long	Long Gilt	June 2026	4,708,079	4,477,438	(230,641)
259	Long	U.S. Treasury 10 Year Notes	June 2026	29,015,063	28,643,781	(371,282)
118	Long	U.S. Treasury Ultra 10 Year Notes	June 2026	13,689,129	13,317,406	(371,723)
						$(1,856,046)
		Net Unrealized Appreciation (Depreciation)				$1,506,230

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	939,000	USD	649,735	05/04/2026	$—	$(26,298)
	AUD	16,356,000	USD	11,740,585	06/02/2026	—	(28,856)
	BRL	3,978	USD	750	06/02/2026	—	(48)
	BRL	1,000,000	USD	182,983	10/02/2026	—	(11,822)
	CAD	11,147,591	USD	8,016,196	05/04/2026	—	(191,534)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	CAD	10,711,164	USD	7,849,163	06/02/2026	$—	$(46,854)
	CHF	653,000	USD	826,349	05/04/2026	—	(9,384)
	CNY	276,897	USD	39,869	05/13/2026	—	(534)
	DKK	24,805,000	USD	3,813,105	05/04/2026	—	(82,673)
	EUR	50,881,000	USD	58,585,119	05/04/2026	—	(1,131,351)
	EUR	50,794,000	USD	59,509,539	06/02/2026	—	(183,253)
	GBP	951,000	USD	1,277,466	05/05/2026	—	(16,607)
	HKD	16,432,000	USD	2,100,541	05/20/2026	1,383	—
	HUF	28,586,271	EUR	77,581	10/22/2026	471	—
	HUF	83,020,000	USD	269,252	05/13/2026	1,822	—
	IDR	7,290,164,216	USD	422,885	05/06/2026	1,720	—
	IDR	7,578,925,000	USD	440,000	05/26/2026	2,335	—
	ILS	52,000	USD	17,078	06/10/2026	—	(565)
	INR	230,519,588	USD	2,449,318	05/06/2026	20,808	—
	INR	392,941,327	USD	4,171,409	08/18/2026	82,740	—
	JPY	45,345,075	USD	285,065	05/07/2026	—	(4,579)
	KRW	6,582,224,294	USD	4,460,650	05/20/2026	—	(8,710)
	MXN	72,578,000	USD	4,057,136	06/17/2026	—	(82,726)
	NOK	1,205,000	USD	125,917	05/04/2026	—	(4,147)
	NOK	710,000	USD	76,235	06/02/2026	—	(378)
	NZD	9,238,000	USD	5,333,559	05/04/2026	—	(123,791)
	PEN	1,252,503	USD	370,793	06/17/2026	14,711	—
	SEK	2,775,000	USD	301,715	05/04/2026	1,155	—
	SGD	10,941,000	USD	8,544,973	05/04/2026	—	(51,036)
	SGD	10,627,532	USD	8,348,566	06/02/2026	—	(17,690)
	THB	9,034,308	USD	276,000	05/05/2026	—	(1,147)
	THB	23,297,079	USD	714,538	06/17/2026	—	(2,545)
	TRY	6,403,231	USD	137,934	05/06/2026	—	(3,534)
	TWD	17,397,125	USD	551,187	05/04/2026	2,114	—
	TWD	2,241,330	USD	70,000	05/11/2026	—	(918)
	TWD	3,915,129	USD	123,839	05/13/2026	—	(86)
	USD	2,072,854	AUD	3,020,000	05/04/2026	101,396	—
	USD	8,150,213	CAD	11,141,312	05/04/2026	52,893	—
	USD	165,369	CHF	129,000	05/04/2026	—	(270)
	USD	805,121	EUR	687,000	05/04/2026	1,177	—
	USD	555,018	GBP	417,000	05/05/2026	12,415	—
	USD	4,285,164	HUF	1,322,585,000	05/13/2026	—	(24,753)
	USD	2,574,318	IDR	44,193,547,858	06/10/2026	—	(23,981)
	USD	210,000	INR	19,644,660	05/18/2026	—	(3,335)
	USD	230,000	INR	21,543,410	05/26/2026	—	(3,622)
	USD	80,000	INR	7,593,480	05/29/2026	—	(242)
	USD	1,001,208	JPY	159,300,000	05/07/2026	16,325	—
	USD	712,040	JPY	113,332,459	06/02/2026	13,464	—
	USD	70,000	KRW	102,927,300	05/18/2026	—	(115)
	USD	1,110,182	KRW	1,637,489,368	05/20/2026	1,680	—
	USD	170,000	KRW	251,203,100	05/26/2026	593	—
	USD	7,971,008	MXN	139,217,000	06/17/2026	—	(30,047)
	USD	1,962,616	NZD	3,362,000	05/04/2026	23,486	—
	USD	162,000	PEN	556,762	06/17/2026	—	(3,715)
	USD	39,721	PLN	143,000	05/13/2026	—	(271)
	USD	2,822,224	SEK	26,384,054	05/04/2026	35,435	—
	USD	2,480,363	SGD	3,157,006	05/04/2026	—	—
	USD	60,000	THB	1,911,162	05/18/2026	—	(1,317)
	USD	5,308,131	TRY	241,355,427	05/07/2026	19,607	—
	USD	551,800	TWD	17,397,125	05/04/2026	—	(2,726)
	USD	247,637	TWD	7,835,241	05/13/2026	370	—
	USD	70,000	TWD	2,208,710	05/18/2026	—	(108)
	USD	417,489	ZAR	6,927,000	05/20/2026	—	(2,113)
	ZAR	92,018,699	USD	5,567,454	05/20/2026	49,579	—
	ZAR	14,672,572	USD	842,346	08/19/2026	—	(31,228)
						457,679	(2,158,909)
Goldman Sachs Bank USA	AUD	18,437,000	USD	12,798,283	05/04/2026	—	(475,438)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	BRL	5,563,768	USD	1,096,322	05/05/2026	$—	$(27,262)
	BRL	12,460	USD	2,347	06/02/2026	—	(151)
	BRL	37,810,931	USD	7,036,248	07/02/2026	—	(492,098)
	CHF	294,000	USD	368,464	05/04/2026	—	(7,808)
	CZK	4,722,373	USD	225,999	05/13/2026	—	(1,307)
	DKK	224,985	USD	35,281	06/02/2026	—	(112)
	EUR	3,786,000	USD	4,464,382	05/04/2026	20,944	—
	GBP	11,607,000	USD	15,369,305	05/05/2026	—	(424,917)
	IDR	11,018,364,723	USD	641,726	05/04/2026	5,194	—
	IDR	7,373,575,728	USD	435,470	06/10/2026	9,953	—
	ILS	183,108	USD	59,317	06/10/2026	—	(2,810)
	INR	222,843,786	USD	2,362,129	05/06/2026	14,483	—
	KRW	533,000,559	USD	360,137	05/04/2026	778	—
	KRW	102,972,219	USD	70,081	05/18/2026	165	—
	MXN	3,466,000	USD	198,263	06/17/2026	562	—
	MYR	2,222,211	USD	558,344	05/20/2026	—	(1,613)
	PEN	18,324,809	USD	5,439,115	06/17/2026	229,437	—
	PLN	668,000	USD	183,857	05/13/2026	—	(427)
	SEK	1,480,000	USD	157,757	05/04/2026	—	(2,542)
	THB	5,850,072	USD	180,000	05/05/2026	536	—
	THB	1,911,162	USD	58,210	05/18/2026	—	(473)
	THB	54,184,501	USD	1,750,666	05/20/2026	86,632	—
	THB	6,446,628	USD	200,000	05/26/2026	1,926	—
	THB	91,778,759	USD	2,840,146	06/17/2026	15,198	—
	TRY	48,816,538	USD	1,073,729	05/07/2026	—	(3,860)
	TWD	17,395,020	USD	540,000	05/04/2026	—	(9,007)
	TWD	11,541,960	USD	360,000	05/07/2026	—	(4,585)
	TWD	11,564,264	USD	365,645	05/13/2026	—	(396)
	USD	1,084,253	BRL	5,563,768	05/05/2026	39,332	—
	USD	7,804,281	BRL	41,869,787	06/02/2026	590,170	—
	USD	2,986,795	BRL	15,914,499	07/02/2026	181,861	—
	USD	3,827,401	DKK	24,805,107	05/04/2026	68,393	—
	USD	182,400	EGP	9,147,360	08/10/2026	—	(19,190)
	USD	3,423,842	EUR	2,949,000	05/04/2026	37,251	—
	USD	428,772	GBP	325,000	05/05/2026	13,471	—
	USD	648,959	IDR	11,018,364,723	05/04/2026	—	(12,428)
	USD	430,000	IDR	7,271,515,000	05/06/2026	—	(9,912)
	USD	3,154,325	IDR	53,535,118,211	06/10/2026	—	(64,902)
	USD	4,799,150	INR	453,382,899	05/06/2026	—	(22,788)
	USD	9,230,710	INR	862,747,060	05/20/2026	—	(157,090)
	USD	910,000	INR	85,597,330	05/26/2026	—	(10,542)
	USD	1,464,773	INR	138,219,413	06/17/2026	—	(16,029)
	USD	350,000	KRW	533,000,559	05/04/2026	9,359	—
	USD	430,094	KRW	635,516,669	05/20/2026	1,424	—
	USD	847,871	MXN	14,839,515	06/17/2026	—	(1,423)
	USD	2,415,879	MXN	42,200,095	09/17/2026	—	(27,397)
	USD	273,578	NZD	465,000	05/04/2026	1,121	—
	USD	4,379,655	PLN	15,871,526	05/13/2026	—	(1,104)
	USD	458,726	THB	14,884,380	05/05/2026	—	(2,115)
	USD	711,647	THB	22,180,526	05/20/2026	—	(30,471)
	USD	334,454	THB	10,777,989	06/17/2026	—	(2,707)
	USD	551,121	TWD	17,395,020	05/04/2026	—	(2,113)
	USD	365,645	TWD	11,554,757	05/07/2026	—	(656)
	USD	314,500	TWD	9,976,820	05/13/2026	1,294	—
	USD	169,411	ZAR	2,823,000	05/20/2026	—	(130)
	ZAR	4,364,000	USD	266,082	05/20/2026	4,396	—
						1,333,880	(1,835,803)
Unrealized Appreciation (Depreciation)						$1,791,559	$(3,994,712)

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan
CZK—Czech Koruna

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

DKK—Danish Krone
EGP—Egyptian Pound
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thailand Baht
TRY—New Turkish Lira
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand

Industry Allocation*
U.S. Government & Agency Obligations	82.0%
Foreign Government Obligations	33.8
Collateralized Mortgage Obligations	13.3
Banks	10.3
Short-Term Investments	7.6
Other Asset Backed Securities	5.8
Internet	1.3
Investment Companies	1.2
Telecommunications	0.9
Auto Loan Receivables	0.8
Pharmaceuticals	0.4
Diversified Financial Services	0.4
Savings & Loans	0.2
Lodging	0.2
Healthcare-Services	0.2
Electric	0.1
Pipelines	0.1
Real Estate	0.1
Commercial and Residential	0.1
Municipal Securities	0.1
Oil & Gas	0.1
159.0%

*	Calculated as a percentage of net assets

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$41,561,919	$—	$41,561,919
Asset Backed Securities	—	18,121,941	—	18,121,941
Collateralized Mortgage Obligations:
Australia	—	—	3,095,786	3,095,786
Other Countries	—	32,718,792	—	32,718,792
U.S. Government & Agency Obligations	—	220,606,594	—	220,606,594
Foreign Government Obligations	—	90,845,174	—	90,845,174
Municipal Securities	—	210,203	—	210,203
Purchased Options	—	21,048	—	21,048
Short-Term Investments:
Unaffiliated Investment Companies	1,915,333	—	—	1,915,333
Other Short-Term Investments	—	18,439,634	—	18,439,634
Total Investments at Value	$1,915,333	$422,525,305	$3,095,786	$427,536,424
Other Financial Instruments:†
Swaps	$—	$4,068,326	$—	$4,068,326
Futures Contracts	3,362,276	—	—	3,362,276
Forward Foreign Currency Contracts	—	1,791,559	—	1,791,559
Written Options	—	11,618	—	11,618
Total Other Financial Instruments	$3,362,276	$5,871,503	$—	$9,233,779
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$70,769,317	$—	$70,769,317
Other Financial Instruments:†
Swaps	$—	$9,975,087	$—	$9,975,087
Futures Contracts	1,856,046	—	—	1,856,046
Forward Foreign Currency Contracts	—	3,994,712	—	3,994,712
Written Options	—	466	—	466
Total Other Financial Instruments	$1,856,046	$13,970,265	$—	$15,826,311

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Collateralized Mortgage Obligations
Balance as of January 31, 2026	$2,994,306
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	101,480
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3(2)	—
Balance as of April 30, 2026	$3,095,786
(1)
The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2026 includes:
Collateralized Mortgage Obligations
$101,480

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at April 30, 2026.
Description	Fair Value at April 30, 2026	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Collateralized Mortgage Obligations	$3,095,786	Market Approach	Transaction Price*	100.00 AUD
(1)
The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Australia — 1.6%
AGL Energy, Ltd.	423,722	$2,941,377
Ampol, Ltd.	28,948	732,292
Aurizon Holdings, Ltd.	129,540	389,434
BlueScope Steel, Ltd.	51,346	1,102,218
Downer EDI, Ltd.	128,179	685,034
JB Hi-Fi, Ltd.	10,587	592,206
Sims, Ltd.	32,310	491,304
Viva Energy Group, Ltd.*	59,713	105,489
		7,039,354
Austria — 2.1%
ams-OSRAM AG†	29,420	470,185
OMV AG	54,249	3,831,069
Raiffeisen Bank International AG	38,778	2,134,556
voestalpine AG	50,535	2,636,301
		9,072,111
Belgium — 0.7%
Bekaert SA	8,410	417,076
Colruyt Group NV	6,516	251,236
Proximus SADP	120,628	924,892
Umicore SA	68,359	1,466,153
		3,059,357
Bermuda — 0.6%
Jardine Matheson Holdings, Ltd.	7,900	537,334
Kerry Properties, Ltd.	165,500	502,113
Skyworth Group, Ltd.†	1,060,000	851,030
Stolt-Nielsen, Ltd.	1,435	46,869
Yue Yuen Industrial Holdings, Ltd.	499,500	933,945
		2,871,291
Canada — 6.6%
Atco, Ltd., Class I	8,951	448,818
BRP, Inc.	10,100	565,172
Canfor Corp.†	20,800	185,284
Empire Co., Ltd., Class A	38,900	1,331,652
Finning International, Inc.	10,800	790,948
IGM Financial, Inc.	6,800	379,110
Magna International, Inc.	121,809	7,752,338
Nutrien, Ltd.	188,400	14,320,536
Onex Corp.	9,181	773,560
RioCan Real Estate Investment Trust	28,607	447,738
West Fraser Timber Co., Ltd.	33,500	2,120,955
		29,116,111
Denmark — 3.7%
AP Moller-Maersk A/S, Series B	6,355	15,051,758
D/S Norden A/S	17,556	831,475
H Lundbeck A/S	59,669	403,864
H Lundbeck A/S, Class A	6,058	33,707
		16,320,804
Finland — 2.3%
Fortum Oyj	83,615	2,107,640
Neste Oyj	51,913	1,790,217
Nordea Bank Abp (NASDAQ Helsinki)	15,538	291,773
Outokumpu Oyj	323,987	2,196,498
Sampo Oyj, Class A	373,298	3,878,197
		10,264,325
France — 2.2%
Carrefour SA	102,718	2,044,941
Security Description	Shares or Principal Amount	Value

France (continued)
Cie Generale des Etablissements Michelin SCA	26,990	$979,628
TotalEnergies SE	38,946	3,626,424
Valeo SE	258,523	3,259,962
		9,910,955
Germany — 5.2%
BASF SE	65,383	4,201,371
Bayer AG	356,299	15,909,419
Bayerische Motoren Werke AG	4,303	394,132
BioNTech SE ADR†	1,260	130,347
Deutsche Post AG	7,683	453,797
Fresenius Medical Care AG	23,281	1,055,590
Hapag-Lloyd AG*	1,599	206,783
Mercedes-Benz Group AG	5,922	345,156
thyssenkrupp AG	13,606	162,216
		22,858,811
Hong Kong — 3.5%
Cathay Pacific Airways, Ltd.	81,000	120,855
China Gas Holdings, Ltd.	395,600	367,323
CK Asset Holdings, Ltd.	411,500	2,584,286
Kingboard Holdings, Ltd.	174,000	992,363
New World Development Co., Ltd.†	973,000	1,066,605
PCCW, Ltd.	74,000	57,081
SITC International Holdings Co., Ltd.	207,000	869,820
Sun Hung Kai Properties, Ltd.	156,500	2,744,907
Swire Pacific, Ltd., Class A	136,000	1,482,144
WH Group, Ltd.*	3,747,000	4,592,860
Wharf Holdings, Ltd.	164,000	542,669
Wharf Real Estate Investment Co., Ltd.	85,000	266,485
		15,687,398
Ireland — 0.0%
Medtronic PLC	1,233	99,836
Israel — 1.8%
ICL Group, Ltd.	130,959	704,198
Israel Corp., Ltd.	154	43,926
Oil Refineries, Ltd.	1,487,537	760,487
Orion Retail Properties, Ltd.†	1	1
Plus500, Ltd.	13,764	842,310
ZIM Integrated Shipping Services, Ltd.	207,805	5,494,364
		7,845,286
Italy — 1.2%
Enel SpA	127,141	1,483,395
Eni SpA	26,582	751,221
Telecom Italia SpA†	3,740,571	2,949,269
		5,183,885
Japan — 21.1%
AGC, Inc.	81,900	2,940,188
Aisin Corp.	69,200	1,107,702
Alfresa Holdings Corp.	61,000	926,174
Alps Alpine Co., Ltd.	93,300	1,421,397
Amada Co., Ltd.	67,500	1,139,339
ARCHION Corp.†	214,200	416,138
Arcs Co., Ltd.	10,200	221,387
Bandai Namco Holdings, Inc.	37,300	866,127
Bridgestone Corp.	20,500	429,481
Brother Industries, Ltd.	87,700	1,677,776
Canon Marketing Japan, Inc.	25,100	573,482
Canon, Inc.	24,300	625,528
Coca-Cola Bottlers Japan Holdings, Inc.	16,600	361,931

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
COMSYS Holdings Corp.	43,300	$1,570,963
Dai Nippon Printing Co., Ltd.	85,900	1,638,422
Daicel Corp.	6,900	54,360
Daito Trust Construction Co., Ltd.	128,100	2,880,282
Denka Co., Ltd.	44,300	1,168,757
Dowa Holdings Co., Ltd.	21,300	1,303,824
Edion Corp.	53,400	724,056
Electric Power Development Co., Ltd.	48,200	1,189,222
EXEO Group, Inc.	31,800	587,236
Fujitsu, Ltd.	120,300	2,442,779
Hakuhodo DY Holdings, Inc.	41,000	275,020
Inpex Corp.	31,400	818,937
Isuzu Motors, Ltd.	157,900	2,179,200
Itoham Yonekyu Holdings, Inc.	13,800	459,544
Izumi Co., Ltd.	44,700	271,551
Japan Post Holdings Co., Ltd.	890,300	10,409,452
JFE Holdings, Inc.	11,800	129,870
JTEKT Corp.	57,600	709,900
Kamigumi Co., Ltd.	6,000	199,672
Kaneka Corp.	8,100	254,442
Kansai Paint Co., Ltd.	21,000	315,265
Koito Manufacturing Co., Ltd.	14,600	237,174
Konica Minolta, Inc.	187,200	601,170
K's Holdings Corp.	89,400	1,033,290
Kuraray Co., Ltd.	22,500	236,461
Macnica Holdings, Inc.	5,400	91,391
MatsukiyoCocokara & Co.	57,300	837,376
Mazda Motor Corp.	307,400	1,985,476
Medipal Holdings Corp.	65,000	1,169,007
Megmilk Snow Brand Co, Ltd.	2,200	44,365
MEIJI Holdings Co., Ltd.	117,600	2,787,000
MISUMI Group, Inc.	18,500	427,600
Mitsubishi Chemical Group Corp.	498,400	2,911,822
Mitsubishi HC Capital, Inc.	90,900	828,411
Mitsui Kinzoku Co., Ltd.	6,800	1,863,645
Nagase & Co., Ltd.	37,200	281,198
Nichirei Corp.	40,900	493,596
Nippon Express Holdings, Inc.	61,600	1,617,871
Nippon Paper Industries Co., Ltd.	28,300	237,528
Nippon Shokubai Co., Ltd.	50,600	700,298
Nomura Real Estate Holdings, Inc.	39,000	254,718
NSK, Ltd.	136,500	1,117,438
NTT, Inc.	3,381,300	3,295,175
Ono Pharmaceutical Co., Ltd.	100,200	1,483,909
PALTAC Corp.	10,300	304,170
Persol Holdings Co., Ltd.	666,800	999,350
Ricoh Co., Ltd.	70,900	599,359
Rohm Co., Ltd.	33,500	736,336
Sankyu, Inc.	17,100	927,272
Santen Pharmaceutical Co., Ltd.	26,400	273,670
Seiko Epson Corp.	137,500	1,851,512
Seino Holdings Co., Ltd.	56,400	864,330
Sekisui Chemical Co., Ltd.	52,000	789,464
SG Holdings Co., Ltd.	108,700	1,017,385
Sharp Corp.†	137,300	491,693
Shimamura Co., Ltd.	39,800	833,524
Shiseido Co., Ltd.	39,200	798,916
Square Enix Holdings Co., Ltd.	37,000	582,291
Sugi Holdings Co., Ltd.	25,500	510,161
Sumitomo Chemical Co., Ltd.	236,900	776,932
Sumitomo Heavy Industries, Ltd.	29,700	1,010,984
Sumitomo Rubber Industries, Ltd.	90,600	1,168,714
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sundrug Co., Ltd.	3,600	$86,741
Suzuken Co., Ltd.	32,300	1,149,549
Teijin, Ltd.	58,500	591,154
Toho Gas Co., Ltd.	35,600	270,604
Toho Holdings Co., Ltd.	2,900	83,273
Tohoku Electric Power Co., Inc.	34,300	239,091
Tokai Rika Co., Ltd.	10,200	189,422
Tokyo Gas Co., Ltd.	25,100	1,072,071
Toppan Holdings, Inc.	4,500	134,755
Tosoh Corp.	34,600	536,307
TOTO, Ltd.	13,900	487,668
Toyo Seikan Group Holdings, Ltd.	48,800	1,014,870
Toyoda Gosei Co., Ltd.	31,300	931,068
Toyota Boshoku Corp.	29,000	411,443
TS Tech Co., Ltd.	17,800	195,587
Tsuruha Holdings, Inc.	70,305	922,000
United Super Markets Holdings, Inc.	25,200	131,613
Yamada Holdings Co., Ltd.	462,500	1,542,644
Yamato Holdings Co., Ltd.	159,900	1,804,710
Yamazaki Baking Co., Ltd.	3,700	77,407
Zeon Corp.	7,400	86,330
		93,319,693
Jersey — 2.2%
Glencore PLC	1,244,946	9,643,602
Luxembourg — 2.6%
ArcelorMittal SA	201,747	11,509,197
Netherlands — 8.3%
Akzo Nobel NV	56,047	3,293,840
ING Groep NV	8,804	255,360
Koninklijke Ahold Delhaize NV	452,032	21,242,655
Randstad NV	92,423	2,749,127
Signify NV*	70,352	1,606,489
Stellantis NV†	1,028,063	7,513,634
		36,661,105
New Zealand — 0.0%
Fletcher Building, Ltd.†	93,433	154,787
Norway — 7.2%
Elkem ASA*†	59,107	173,359
Equinor ASA	586,672	24,022,976
Telenor ASA	141,132	2,323,024
Wallenius Wilhelmsen ASA	9,572	122,930
Yara International ASA	93,076	5,415,451
		32,057,740
Singapore — 0.7%
ComfortDelGro Corp., Ltd.	669,200	779,477
Hutchison Port Holdings Trust	1,591,200	334,400
Jardine Cycle & Carriage, Ltd.	7,600	194,734
JOYY, Inc. ADR	16,369	965,607
UOL Group, Ltd.	61,000	511,960
Venture Corp., Ltd.	16,500	210,273
		2,996,451
Spain — 4.3%
Endesa SA	54,325	2,437,757
Mapfre SA	237,300	1,162,408
Repsol SA	304,355	8,143,788
Telefonica SA	1,594,937	7,247,163
		18,991,116

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden — 2.0%
Electrolux AB, Class B†	210,698	$1,172,612
Husqvarna AB, Class B	85,361	410,633
Peab AB, Class B	46,361	452,289
SKF AB, Class B	40,619	1,014,336
SSAB AB, Class A	403,865	3,625,203
Tele2 AB, Class B	105,462	2,164,061
		8,839,134
Switzerland — 1.9%
Adecco Group AG	109,820	2,537,980
Kuehne & Nagel International AG	6,165	1,447,682
Novartis AG	3,608	536,225
Roche Holding AG	9,268	3,794,542
		8,316,429
United Kingdom — 16.7%
Aberdeen Group PLC	650,109	1,854,908
British American Tobacco PLC	288,551	16,944,453
Centrica PLC	1,347,092	3,947,462
Currys PLC	671,294	1,141,019
Evraz PLC†(1)	204,785	0
GSK PLC	534,399	14,043,125
Imperial Brands PLC	91,265	3,473,774
J Sainsbury PLC	319,730	1,430,076
Johnson Matthey PLC	41,068	1,163,809
Kingfisher PLC	814,671	3,201,982
M&G PLC	1,061,898	4,407,633
Persimmon PLC	3,834	55,835
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Shell PLC (LSE)	37,063	$1,682,481
Vodafone Group PLC	12,815,682	20,508,956
		73,855,513
Total Common Stocks (cost $345,687,538)		435,674,291
PREFERRED STOCKS — 0.0%
Italy — 0.0%
Telecom Italia SpA (RSP)† (cost $233)	393	363
TOTAL INVESTMENTS (cost $345,687,771)	98.5%	435,674,654
Other assets less liabilities	1.5	6,738,559
NET ASSETS	100.0%	$442,413,213

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $6,684,980 representing 1.5% of net assets.

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

ADR—American Depositary Receipt
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Helsinki—NASDAQ Helsinki
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange

Industry Allocation*
Oil & Gas	10.5%
Pharmaceuticals	9.1
Chemicals	9.0
Telecommunications	8.8
Food	7.8
Transportation	7.2
Iron/Steel	4.7
Agriculture	4.6
Insurance	4.6
Auto Parts & Equipment	3.9
Real Estate	2.9
Auto Manufacturers	2.9
Mining	2.9
Retail	2.8
Electric	2.6
Commercial Services	1.9
Building Materials	1.3
Gas	1.1
Diversified Financial Services	0.9
Electrical Components & Equipment	0.9
Office/Business Equipment	0.8
Engineering & Construction	0.8
Metal Fabricate/Hardware	0.7
Banks	0.6
Home Furnishings	0.6
Computers	0.5
Hand/Machine Tools	0.5
Electronics	0.4
Semiconductors	0.3
Miscellaneous Manufacturing	0.3
Healthcare-Services	0.2
Packaging & Containers	0.2

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Industry Allocation*(continued)
Internet	0.2%
Apparel	0.2
Toys/Games/Hobbies	0.2
Home Builders	0.2
Cosmetics/Personal Care	0.2
Private Equity	0.2
Distribution/Wholesale	0.2
Software	0.1
Leisure Time	0.1
Holding Companies-Diversified	0.1
REITS	0.1
Forest Products & Paper	0.1
Machinery-Diversified	0.1
Beverages	0.1
Advertising	0.1
98.5%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$29,116,111	$—	$—	$29,116,111
Germany	130,347	22,728,464	—	22,858,811
Ireland	99,836	—	—	99,836
Israel	5,494,364	2,350,922	—	7,845,286
Singapore	965,607	2,030,844	—	2,996,451
United Kingdom	—	73,855,513	0	73,855,513
Other Countries	—	298,902,283	—	298,902,283
Preferred Stocks	—	363	—	363
Total Investments at Value	$35,806,265	$399,868,389	$0	$435,674,654

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
Advertising — 0.8%
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$1,924,000	$1,945,836
Aerospace/Defense — 0.8%
ATI, Inc.
4.88%, 10/01/2029	364,000	361,545
5.13%, 10/01/2031	840,000	836,752
Moog, Inc.
5.50%, 10/15/2034*	755,000	755,673
		1,953,970
Airlines — 0.7%
Air Canada
3.88%, 08/15/2026*	485,000	483,659
United Airlines Holdings, Inc.
5.38%, 03/01/2031	1,105,000	1,089,103
		1,572,762
Auto Manufacturers — 0.5%
Nissan Motor Co, Ltd.
8.13%, 07/17/2035*	815,000	859,884
Nissan Motor Co., Ltd.
4.81%, 09/17/2030*	380,000	354,889
		1,214,773
Auto Parts & Equipment — 1.8%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032*	792,000	790,585
7.75%, 10/15/2033*	650,000	634,613
Cyprium Corp./Cyprium Holdings Luxembourg Sarl
6.13%, 04/15/2031*	667,000	671,605
6.38%, 04/15/2034*	183,000	182,768
IHO Verwaltungs GmbH
7.38%, 05/15/2033*(1)	871,027	885,990
ZF North America Capital, Inc.
6.88%, 04/23/2032*	1,235,000	1,208,526
		4,374,087
Banks — 0.6%
Walker & Dunlop, Inc.
6.63%, 04/01/2033*	1,455,000	1,446,937
Biotechnology — 0.5%
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034*	1,266,000	1,257,098
Chemicals — 1.1%
FMC Corp.
8.45%, 11/01/2055	664,000	442,390
Methanex Corp.
5.13%, 10/15/2027	540,000	540,304
Methanex US Operations, Inc.
6.25%, 03/15/2032*	635,000	653,444
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,001,000	995,004
		2,631,142
Commercial Services — 4.5%
Champions Financing, Inc.
8.75%, 02/15/2029*	1,455,000	1,415,883
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	617,000	647,042
8.63%, 05/15/2032*	1,009,000	1,070,110
Herc Holdings, Inc.
7.00%, 06/15/2030*	188,000	195,590
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
7.25%, 06/15/2033*	$875,000	$916,325
Hertz Corp.
12.63%, 07/15/2029*	795,000	749,458
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	1,637,000	1,111,405
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	1,207,000	1,204,615
Veritiv Operating Co.
10.50%, 11/30/2030*	1,250,000	1,317,218
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,168,000	1,145,003
WEX, Inc.
6.50%, 03/15/2033*	1,037,000	1,032,870
		10,805,519
Computers — 0.7%
CACI International, Inc.
6.38%, 06/15/2033*	880,000	900,287
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	208,000	210,076
Seagate Data Storage Technology Pte, Ltd.
4.09%, 06/01/2029*	655,000	638,027
4.13%, 01/15/2031*	10,000	9,658
		1,758,048
Cosmetics/Personal Care — 1.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,390,000	1,328,444
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	1,295,000	1,218,553
		2,546,997
Diversified Financial Services — 6.4%
Air Lease Corp.
4.13%, 12/15/2026(2)	515,000	508,181
4.65%, 06/15/2026(2)	802,000	798,311
Aircastle, Ltd.
5.25%, 06/15/2026*(2)	1,340,000	1,337,656
Ally Financial, Inc.
6.65%, 01/17/2040	150,000	147,708
6.70%, 02/14/2033	1,051,000	1,085,106
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	552,000	482,652
Credit Acceptance Corp.
6.63%, 03/15/2030*	425,000	423,581
9.25%, 12/15/2028*	755,000	787,320
Focus Financial Partners LLC
6.75%, 09/15/2031*	1,300,000	1,322,548
goeasy, Ltd.
6.88%, 05/15/2030*	790,000	667,125
6.88%, 02/15/2031*	480,000	398,737
7.63%, 07/01/2029*	650,000	582,510
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	626,000	629,291
6.75%, 05/01/2033*	333,000	342,095
7.13%, 04/30/2031*	1,090,000	1,130,080
Phoenix Aviation Capital, Ltd.
9.25%, 07/15/2030*	1,255,000	1,280,800
Planet Financial Group LLC
10.50%, 12/15/2029*	994,000	966,082
Rfna LP
7.88%, 02/15/2030*	1,325,000	1,315,124

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	$1,275,000	$1,338,937
		15,543,844
Electric — 5.0%
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/2032*	992,000	985,974
Clearway Energy Operating LLC
3.75%, 01/15/2032*	1,431,000	1,319,377
NRG Energy, Inc.
3.63%, 02/15/2031*	850,000	789,596
5.25%, 06/15/2029*	1,054,000	1,050,088
5.75%, 01/15/2034*	250,000	248,153
5.88%, 05/15/2034*	750,000	747,302
6.00%, 01/15/2036*	200,000	198,631
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,645,000	1,616,205
Talen Energy Supply LLC
6.25%, 02/01/2034*	698,000	692,791
6.38%, 05/01/2033*	265,000	265,345
6.50%, 02/01/2036*	698,000	700,643
Vistra Operations Co. LLC
5.00%, 07/31/2027*	752,000	751,866
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*	1,777,000	1,847,961
7.75%, 04/15/2034*	537,000	562,857
8.38%, 01/15/2031*	348,000	371,861
		12,148,650
Electrical Components & Equipment — 0.3%
EnerSys
4.38%, 12/15/2027*	635,000	626,784
6.63%, 01/15/2032*	159,000	163,624
		790,408
Electronics — 0.9%
Imola Merger Corp.
4.75%, 05/15/2029*	1,115,000	1,095,668
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,035,000	1,001,260
		2,096,928
Entertainment — 3.5%
Banijay Entertainment SASU
8.13%, 05/01/2029*	1,195,000	1,233,444
Discovery Global Holdings, Inc.
5.05%, 03/15/2042	1,330,000	948,995
Flutter Treasury DAC
5.88%, 06/04/2031*	1,190,000	1,185,549
Light & Wonder International, Inc.
6.25%, 10/01/2033*	1,245,000	1,234,682
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	1,525,000	1,507,078
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,245,000	1,203,656
Voyager Parent LLC
9.25%, 07/01/2032*	1,187,000	1,262,307
		8,575,711
Security Description	Shares or Principal Amount	Value

Environmental Control — 0.8%
Clean Harbors, Inc.
5.75%, 10/15/2033*	$1,230,000	$1,241,421
GFL Environmental Holdings US, Inc.
5.50%, 02/01/2034*	765,000	752,514
		1,993,935
Food — 3.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 03/31/2031*	129,000	128,283
5.75%, 03/31/2034*	2,360,000	2,297,501
6.25%, 03/15/2033*	555,000	559,924
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033*	1,265,000	1,278,290
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	905,000	925,971
Performance Food Group, Inc.
5.63%, 03/01/2034*	999,000	978,183
Post Holdings, Inc.
6.25%, 10/15/2034*	1,570,000	1,549,844
US Foods, Inc.
5.75%, 04/15/2033*	955,000	958,505
		8,676,501
Healthcare-Products — 1.0%
Avantor Funding, Inc.
3.88%, 11/01/2029*	1,360,000	1,292,829
Insulet Corp.
6.50%, 04/01/2033*	1,202,000	1,226,999
		2,519,828
Healthcare-Services — 3.4%
Charles River Laboratories International, Inc.
4.00%, 03/15/2031*	1,310,000	1,223,062
Concentra Health Services, Inc.
6.88%, 07/15/2032*	1,248,000	1,293,291
Molina Healthcare, Inc.
3.88%, 05/15/2032*	579,000	519,693
Sotera Health Holdings LLC
7.38%, 06/01/2031*	1,149,000	1,194,319
Star Parent, Inc.
9.00%, 10/01/2030*	1,475,000	1,545,142
Tenet Healthcare Corp.
5.50%, 11/15/2032*	1,499,000	1,495,177
6.00%, 11/15/2033*	885,000	894,504
		8,165,188
Holding Companies-Diversified — 0.3%
Clue Opco LLC
9.50%, 10/15/2031*	700,000	715,333
Home Builders — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033*	1,315,000	1,290,255
Mattamy Group Corp.
4.63%, 03/01/2030*	322,000	307,515
6.00%, 12/15/2033*	1,210,000	1,161,679
		2,759,449
Insurance — 3.1%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	1,304,000	1,284,716

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	$1,005,000	$1,013,592
Asurion LLC & Asurion Co.-Issuer, Inc.
8.38%, 02/01/2034*	1,609,000	1,587,452
Asurion LLC/Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	1,490,000	1,556,438
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	811,000	821,123
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	1,250,000	1,255,853
		7,519,174
Internet — 2.5%
Gen Digital, Inc.
6.25%, 04/01/2033*	510,000	496,993
6.75%, 09/30/2027*	437,000	438,802
7.13%, 09/30/2030*	275,000	278,890
GrubHub Holdings, Inc.
13.00%, 07/31/2030*(1)	1,575,542	1,290,589
ION Platform Finance US, Inc./ION Platform Finance SARL
4.63%, 05/01/2028*	650,000	599,098
5.75%, 05/15/2028*	635,000	593,927
Match Group Holdings II LLC
3.63%, 10/01/2031*	289,000	258,985
4.13%, 08/01/2030*	517,000	485,551
6.13%, 09/15/2033*	460,000	454,502
Wayfair LLC
6.75%, 11/15/2032*	1,235,000	1,248,594
		6,145,931
Investment Companies — 0.8%
HA Sustainable Infrastructure Capital, Inc.
6.75%, 07/15/2035	417,000	436,040
7.13%, 11/15/2056	551,000	556,223
8.00%, 06/01/2056	775,000	822,663
		1,814,926
Iron/Steel — 1.8%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	1,255,000	1,254,218
7.38%, 05/01/2033*	350,000	353,720
Commercial Metals Co.
3.88%, 02/15/2031	1,045,000	971,260
Mineral Resources, Ltd.
6.00%, 05/01/2032*	465,000	461,395
6.25%, 05/01/2034*	465,000	459,153
8.50%, 05/01/2030*	371,000	382,148
9.25%, 10/01/2028*	522,000	541,779
		4,423,673
Leisure Time — 2.2%
Carnival Corp.
5.75%, 08/01/2032*	1,410,000	1,417,090
6.13%, 02/15/2033*	475,000	481,963
NCL Corp., Ltd.
5.88%, 01/15/2031*	135,000	131,398
6.25%, 09/15/2033*	56,000	54,199
6.75%, 02/01/2032*	2,235,000	2,224,034
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	$960,000	$974,712
		5,283,396
Lodging — 2.4%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,842,000	1,704,617
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	757,000	739,337
5.75%, 07/21/2028*	304,000	302,338
Station Casinos LLC
6.63%, 03/15/2032*	1,399,000	1,416,440
Travel & Leisure Co.
4.50%, 12/01/2029*	52,000	50,244
6.13%, 09/01/2033*	1,620,000	1,605,395
		5,818,371
Machinery-Diversified — 0.4%
Esab Corp.
5.63%, 04/01/2031*	1,005,000	1,014,255
Media — 6.2%
Belo Corp.
7.75%, 06/01/2027	474,000	485,965
Cable One, Inc.
4.00%, 11/15/2030*	1,463,000	1,020,148
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*	1,040,000	872,306
5.00%, 02/01/2028*	806,000	796,540
5.38%, 06/01/2029*	873,000	858,910
7.00%, 02/01/2033*	955,000	941,375
CSC Holdings LLC
4.13%, 12/01/2030*	695,000	413,777
4.50%, 11/15/2031*	206,000	120,108
6.50%, 02/01/2029*	1,470,000	915,145
11.75%, 01/31/2029*	340,000	243,469
Nexstar Media, Inc.
7.25%, 04/15/2034*	1,289,000	1,297,231
Paramount Global
6.25%, 02/28/2057	794,000	567,251
6.38%, 03/30/2062	830,000	643,700
Sirius XM Radio LLC
5.88%, 04/15/2032*	655,000	644,056
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	1,731,000	1,680,987
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,220,000	1,172,078
Univision Communications, Inc.
7.38%, 06/30/2030*	199,000	198,811
8.50%, 07/31/2031*	1,500,000	1,522,350
9.38%, 08/01/2032*	565,000	584,689
		14,978,896
Metal Fabricate/Hardware — 0.3%
Advanced Drainage Systems, Inc.
5.38%, 03/01/2034*	755,000	744,328
Mining — 1.3%
Capstone Copper Corp.
6.75%, 03/31/2033*	1,220,000	1,241,571
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	750,000	752,934

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining (continued)
Novelis Corp.
6.38%, 08/15/2033*	$1,232,000	$1,237,170
		3,231,675
Oil & Gas — 5.7%
Comstock Resources, Inc.
5.88%, 01/15/2030*	703,000	680,956
6.75%, 03/01/2029*	558,000	557,803
Crescent Energy Finance LLC
7.38%, 01/15/2033*	490,000	501,492
7.63%, 04/01/2032*	662,000	681,646
7.88%, 04/15/2032*	385,000	399,132
DBR Land Holdings LLC
6.25%, 12/01/2030*	905,000	926,494
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	465,000	459,558
6.25%, 04/15/2032*	270,000	268,230
7.25%, 02/15/2035*	830,000	846,509
Murphy Oil Corp.
6.50%, 02/15/2034	1,280,000	1,289,866
Northern Oil & Gas, Inc.
7.88%, 10/15/2033*	1,180,000	1,222,946
SM Energy Co.
6.63%, 04/15/2034*	255,000	258,525
8.63%, 11/01/2030*	735,000	777,465
9.63%, 06/15/2033*	125,000	139,285
Sunoco LP
5.63%, 03/15/2031*	130,000	130,482
5.88%, 03/15/2034*	1,085,000	1,081,106
7.25%, 05/01/2032*	865,000	905,939
Talos Production, Inc.
9.38%, 02/01/2031*	787,000	837,320
Valaris, Ltd.
8.38%, 04/30/2030*	922,000	961,433
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	825,000	849,094
		13,775,281
Oil & Gas Services — 1.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032*	475,000	488,755
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034*	740,000	744,822
Kodiak Gas Services LLC
5.88%, 04/01/2031*	996,000	1,003,237
6.50%, 10/01/2033*	234,000	239,359
6.75%, 10/01/2035*	240,000	249,296
WBI Operating LLC
6.25%, 10/15/2030*	755,000	765,502
6.50%, 10/15/2033*	530,000	535,703
		4,026,674
Packaging & Containers — 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.25%, 01/30/2031*	1,190,000	1,198,099
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	240,000	225,796
8.75%, 04/15/2030*	1,287,000	1,167,729
Crown Americas LLC
5.25%, 04/01/2030	370,000	371,420
5.88%, 06/01/2033*	805,000	810,854
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Silgan Holdings, Inc.
4.13%, 02/01/2028	$744,000	$731,843
Sword Purchaser LLC
8.25%, 04/15/2033*	1,251,000	1,279,971
		5,785,712
Pharmaceuticals — 0.8%
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	927,000	871,665
7.75%, 05/01/2033*	959,000	979,519
		1,851,184
Pipelines — 7.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	521,000	520,930
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.38%, 06/30/2033*	1,229,000	1,268,382
8.63%, 03/15/2029*	230,000	239,971
Excelerate Energy LP
8.00%, 05/15/2030*	1,220,000	1,293,797
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/2034	95,000	95,686
7.88%, 05/15/2032	450,000	471,772
8.00%, 05/15/2033	395,000	415,833
8.88%, 04/15/2030	1,177,000	1,233,132
Harvest Midstream I LP
7.50%, 09/01/2028*	1,978,000	1,991,033
7.50%, 05/15/2032*	248,000	258,205
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	910,000	925,737
7.38%, 07/15/2032*	280,000	291,972
ITT Holdings LLC
6.50%, 08/01/2029*	1,885,000	1,858,214
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	469,000	486,155
8.38%, 02/15/2032*	808,000	848,069
NuStar Logistics LP
6.38%, 10/01/2030	367,000	381,506
Venture Global Calcasieu Pass LLC
6.00%, 05/01/2036*	980,000	987,627
Venture Global LNG, Inc.
8.38%, 06/01/2031*	2,481,000	2,586,775
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030*	71,000	73,221
6.50%, 06/15/2034*	357,000	373,577
7.50%, 05/01/2033*	180,000	199,613
7.75%, 05/01/2035*	1,035,000	1,164,079
		17,965,286
Real Estate — 1.4%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,238,000	1,238,103
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	748,000	779,250
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	1,427,000	1,411,390
		3,428,743
REITS — 2.4%
Arbor Realty SR, Inc.
7.88%, 07/15/2030*	1,510,000	1,426,419

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	$1,194,000	$1,266,522
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	513,000	508,841
4.75%, 06/15/2029*	425,000	416,131
7.00%, 07/15/2031*	237,000	245,799
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/2034*	1,005,000	998,978
Starwood Property Trust, Inc.
6.50%, 07/01/2030*	1,025,000	1,050,160
		5,912,850
Retail — 4.0%
Brinker International, Inc.
8.25%, 07/15/2030*	844,000	882,769
FirstCash, Inc.
4.63%, 09/01/2028*	865,000	850,453
5.63%, 01/01/2030*	32,000	31,846
6.13%, 05/01/2034*	1,115,000	1,112,351
6.88%, 03/01/2032*	68,000	69,692
LBM Acquisition LLC
6.25%, 01/15/2029*	1,295,000	897,436
9.50%, 06/15/2031*	705,000	616,864
Murphy Oil USA, Inc.
4.75%, 09/15/2029	785,000	776,873
Park River Holdings, Inc.
8.00%, 03/15/2031*	979,000	984,373
8.75%, 12/31/2030*	529,557	498,633
Petco Health & Wellness Co., Inc.
8.25%, 02/01/2031*	840,000	848,296
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/2032*	395,000	399,976
10.00%, 09/15/2033*	920,000	929,270
QXO Building Products, Inc.
6.75%, 04/30/2032*	741,000	755,850
		9,654,682
Semiconductors — 0.7%
Amkor Technology, Inc.
5.88%, 10/01/2033*	836,000	840,544
Entegris, Inc.
5.95%, 06/15/2030*	940,000	951,562
		1,792,106
Software — 1.9%
Cloud Software Group, Inc.
6.50%, 03/31/2029*	1,267,000	1,233,622
CoreWeave, Inc.
9.75%, 10/01/2031*	1,022,000	1,027,918
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033*	618,000	636,797
8.75%, 07/01/2034*	613,000	637,905
Rackspace Finance LLC
3.50%, 05/15/2028*	2,087,700	1,028,192
		4,564,434
Telecommunications — 8.0%
Altice Financing SA
5.00%, 01/15/2028*	2,090,000	1,556,606
APLD ComputeCo. 2 LLC
6.75%, 03/15/2031*	1,244,000	1,231,629
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055	$578,000	$592,999
7.00%, 09/15/2055	635,000	658,972
Black Pearl Compute LLC
6.13%, 02/15/2031*	1,345,000	1,364,621
C&W Senior Finance, Ltd.
9.00%, 01/15/2033*	910,000	932,236
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*	855,000	901,757
Core Scientific Finance I LLC
7.75%, 05/15/2031*	1,425,000	1,421,443
Flash Compute LLC
7.25%, 12/31/2030*	1,210,000	1,234,285
Iliad Holding SAS
7.00%, 04/15/2032*	1,225,000	1,243,686
Iliad Holding SASU
8.50%, 04/15/2031*	819,000	868,883
Meridian Arc Holdco LLC
6.25%, 04/30/2031*	1,465,000	1,464,667
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031*	1,475,000	1,462,040
Rogers Communications, Inc.
7.00%, 04/15/2055	504,000	514,428
7.13%, 04/15/2055	530,000	546,754
Sable International Finance, Ltd.
7.13%, 10/15/2032*	981,000	978,849
Viasat, Inc.
7.50%, 05/30/2031*	831,000	832,830
Zayo Group Holdings, Inc.
9.25%, 03/09/2030*(1)	244,722	244,844
13.75%, 09/09/2030*(1)	1,415,993	1,396,169
		19,447,698
Transportation — 0.9%
Star Leasing Co. LLC
7.63%, 02/15/2030*	871,000	842,845
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	1,293,000	1,352,882
		2,195,727
Total Corporate Bonds & Notes (cost $238,540,083)		236,867,946
ESCROWS AND LITIGATION TRUSTS — 0.0%
Hi-Crush, Inc. †(3) (cost $0)	142	0
Total Long-Term Investment Securities (cost $238,540,083)		236,867,946

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.8%
Unaffiliated Investment Companies — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(4) (cost $6,896,694)	6,896,694	$6,896,694
TOTAL INVESTMENTS (cost $245,436,777)	100.5%	243,764,640
Other assets less liabilities	(0.5)	(1,195,455)
NET ASSETS	100.0%	$242,569,185

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $214,915,422 representing 88.6% of net assets.

†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Securities classified as Level 3 (see Note 1).
(4)	The rate shown is the 7-day yield as of April 30, 2026.

DAC—Designated Activity Company
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$236,867,946	$—	$236,867,946
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	6,896,694	—	—	6,896,694
Total Investments at Value	$6,896,694	$236,867,946	$0	$243,764,640

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Putnam International Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.5%
Australia — 6.5%
ANZ Group Holdings, Ltd.	176,535	$4,698,608
Mirvac Group	1,398,582	1,717,781
Qantas Airways, Ltd.	641,753	3,911,028
QBE Insurance Group, Ltd.	415,243	6,698,721
Telstra Group, Ltd.	1,154,699	4,429,866
		21,456,004
Canada — 2.6%
Cenovus Energy, Inc.	300,042	8,778,054
Denmark — 2.2%
Carlsberg A/S, Class B	34,107	4,616,411
Novo Nordisk A/S, Class B	63,880	2,689,843
		7,306,254
France — 10.1%
Alstom SA†	211,438	4,283,540
AXA SA	151,513	7,298,441
BNP Paribas SA	89,866	9,457,941
Cie de Saint-Gobain SA	39,246	3,585,006
Sanofi SA	58,919	5,504,208
Thales SA	12,287	3,369,620
		33,498,756
Germany — 8.7%
Bayer AG	86,850	3,878,016
Deutsche Post AG	57,545	3,398,900
Deutsche Telekom AG	139,688	4,521,675
E.ON SE	207,604	4,598,585
LANXESS AG	71,631	1,526,912
Muenchener Rueckversicherungs-Gesellschaft AG	9,118	5,464,401
Siemens AG	18,950	5,628,422
		29,016,911
Ireland — 4.8%
AIB Group PLC	584,003	6,649,452
Cairn Homes PLC	1,090,306	2,819,848
CRH PLC	55,814	6,609,494
		16,078,794
Italy — 2.0%
Enel SpA	562,274	6,560,231
Japan — 18.8%
Asahi Group Holdings, Ltd.	226,600	2,244,694
Asics Corp.	161,600	4,603,863
Hoya Corp.	34,900	6,533,723
ITOCHU Corp.	292,600	3,648,178
KDDI Corp.	156,100	2,570,728
MatsukiyoCocokara & Co.	157,500	2,301,689
Minebea Mitsumi, Inc.	132,800	2,670,350
Mitsubishi Corp.	267,300	8,634,914
Mitsubishi UFJ Financial Group, Inc.	612,700	11,106,088
Pan Pacific International Holdings Corp.	198,000	1,126,932
Resona Holdings, Inc.	324,100	4,046,333
Sony Group Corp.	131,700	2,633,200
Sumitomo Mitsui Financial Group, Inc.	217,000	7,641,512
Yamazaki Baking Co., Ltd.	131,400	2,749,001
		62,511,205
Jersey — 1.9%
Glencore PLC	835,177	6,469,449
Netherlands — 9.2%
Airbus SE	17,402	3,607,962
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Argenx SE†	3,060	$2,394,128
ASR Nederland NV	78,308	5,938,992
ING Groep NV	398,737	11,565,345
Stellantis NV†	139,421	1,018,963
STMicroelectronics NV	112,292	6,187,734
		30,713,124
South Africa — 0.1%
Valterra Platinum, Ltd.	3,442	280,528
Spain — 3.1%
CaixaBank SA	553,335	7,057,623
Industria de Diseno Textil SA	52,450	3,142,743
		10,200,366
Switzerland — 2.4%
ABB, Ltd.	46,335	4,657,820
Partners Group Holding AG	2,966	3,224,810
		7,882,630
United Kingdom — 22.4%
Anglo American PLC	37,239	1,831,658
AstraZeneca PLC	17,312	3,291,361
Barclays PLC	1,670,419	9,755,241
Compass Group PLC	61,677	1,744,538
HSBC Holdings PLC (LSE)	715,446	13,112,764
Imperial Brands PLC	100,913	3,841,001
London Stock Exchange Group PLC	23,054	2,991,242
Prudential PLC	271,854	4,072,961
Segro PLC	293,418	2,805,537
Shell PLC (LSE)	379,121	17,210,262
Tesco PLC	786,472	5,156,691
Unilever PLC	89,271	5,234,327
Vodafone Group PLC	2,104,589	3,367,977
		74,415,560
United States — 1.7%
Ferguson Enterprises, Inc. (LSE)	13,477	3,580,350
Sunbelt Rentals Holdings, Inc.	26,573	2,010,805
		5,591,155
Total Long-Term Investment Securities (cost $214,430,521)		320,759,021
SHORT-TERM INVESTMENTS — 1.2%
Sovereign — 1.0%
Federal Home Loan Bank Disc. Notes 3.55%, 05/01/2026	$3,214,000	3,213,679
U.S. Government — 0.2%
United States Treasury Bills
3.51%, 07/16/2026	100,000	99,243
3.53%, 07/16/2026	100,000	99,243
3.58%, 07/16/2026	200,000	198,486

SunAmerica Series Trust SA Putnam International Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
3.59%, 07/16/2026	$100,000	$99,243
3.60%, 07/16/2026	200,000	198,485
		694,700
Total Short-Term Investments (cost $3,906,621)		3,908,379
TOTAL INVESTMENTS (cost $218,337,142)	97.7%	324,667,400
Other assets less liabilities	2.3	7,663,548
NET ASSETS	100.0%	$332,330,948

†	Non-income producing security

LSE—London Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	316,600	USD	229,985	07/15/2026	$—	$(3,818)
	GBP	2,449,200	USD	3,242,190	06/17/2026	—	(90,302)
	USD	2,663,206	CHF	2,082,400	06/17/2026	14,313	—
	USD	69,490	DKK	451,300	06/17/2026	1,563	—
	USD	95,060	EUR	82,700	06/17/2026	2,193	—
	USD	1,567,509	GBP	1,160,600	06/17/2026	11,655	—
	USD	3,098,469	JPY	483,620,000	05/13/2026	—	(7,769)
						29,724	(101,889)
Barclays Bank PLC	GBP	1,862,100	USD	2,464,927	06/17/2026	—	(68,730)
	NOK	652,500	USD	66,934	06/17/2026	—	(3,461)
	USD	1,598,511	CHF	1,249,900	06/17/2026	8,592	—
	USD	854,853	EUR	743,700	06/17/2026	19,720	—
	USD	1,586,407	ILS	4,856,400	07/15/2026	62,051	—
	USD	583,634	SEK	5,471,100	06/17/2026	10,279	—
						100,642	(72,191)
Citibank, N.A.	AUD	1,315,700	USD	941,264	07/15/2026	—	(4,681)
	CAD	2,165,900	USD	1,585,931	07/15/2026	—	(13,546)
	CHF	727,700	USD	930,556	06/17/2026	—	(5,111)
	JPY	130,028,800	USD	835,221	05/13/2026	4,238	—
	NOK	3,245,800	USD	332,970	06/17/2026	—	(17,201)
	USD	1,291,024	AUD	1,831,200	07/15/2026	25,548	—
	USD	758,496	CNH	5,228,700	05/13/2026	7,242	—
	USD	2,530,913	DKK	16,369,200	06/17/2026	46,260	—
	USD	5,508,160	EUR	4,784,900	06/17/2026	118,765	—
	USD	617,664	GBP	466,600	06/17/2026	17,213	—
	USD	920,838	JPY	146,398,200	05/13/2026	14,758	—
	USD	785,068	SEK	7,359,300	06/17/2026	13,818	—
						247,842	(40,539)
Goldman Sachs International	AUD	1,675,800	USD	1,181,271	07/15/2026	—	(23,574)
	CAD	1,695,300	USD	1,231,445	07/15/2026	—	(20,502)
	CNH	12,220,600	USD	1,773,013	05/13/2026	—	(16,682)
	EUR	5,975,500	USD	6,941,111	06/17/2026	—	(85,930)
	GBP	3,804,800	USD	5,036,528	06/17/2026	—	(140,454)
	JPY	366,049,800	USD	2,306,088	05/13/2026	—	(33,249)
	USD	2,329,266	CHF	1,821,300	06/17/2026	12,535	—
	USD	1,446,627	EUR	1,233,200	06/17/2026	3,585	—
	USD	4,672,685	GBP	3,510,900	06/17/2026	104,403	—
	USD	1,629,281	ILS	4,987,800	07/15/2026	63,779	—
	USD	3,384,487	JPY	526,783,500	05/13/2026	—	(17,939)
	USD	858,964	KRW	1,252,455,400	05/13/2026	—	(8,689)

SunAmerica Series Trust SA Putnam International Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	2,409,582	SEK	22,587,900	06/17/2026	$42,439	$—
	USD	4,526,078	SGD	5,717,500	05/13/2026	—	(31,522)
						226,741	(378,541)
HSBC Bank PLC	CAD	153,100	USD	111,218	07/15/2026	—	(1,844)
	GBP	5,685,300	USD	7,561,421	06/17/2026	—	(174,254)
	JPY	150,520,000	USD	940,580	05/13/2026	—	(21,357)
	USD	1,414,504	AUD	2,006,400	07/15/2026	28,032	—
	USD	2,992,539	CHF	2,337,200	06/17/2026	12,599	—
	USD	1,117,014	CNH	7,699,800	05/13/2026	10,614	—
	USD	1,263,119	DKK	8,164,300	06/17/2026	22,272	—
	USD	1,092,403	EUR	943,600	06/17/2026	17,248	—
	USD	652,179	HKD	5,082,300	05/13/2026	—	(3,106)
	USD	9,135,302	JPY	1,421,886,900	05/13/2026	—	(48,362)
						90,765	(248,923)
JPMorgan Chase Bank, N.A.	CAD	897,100	USD	651,656	07/15/2026	—	(10,835)
	EUR	757,100	USD	894,133	06/17/2026	3,802	—
	GBP	4,605,800	USD	6,150,292	06/17/2026	—	(116,567)
	JPY	34,343,000	USD	220,648	05/13/2026	1,170	—
	KRW	1,256,013,600	USD	861,339	05/13/2026	8,648	—
	USD	7,294,733	CHF	5,684,700	06/17/2026	14,572	—
	USD	522,027	NZD	890,000	07/15/2026	4,952	—
	USD	526,543	SGD	665,100	05/13/2026	—	(3,704)
						33,144	(131,106)
Morgan Stanley & Co. International PLC	AUD	744,800	USD	524,975	07/15/2026	—	(10,512)
	CAD	804,800	USD	584,583	07/15/2026	—	(9,747)
	CHF	2,014,100	USD	2,576,116	06/17/2026	—	(13,585)
	DKK	56,950,200	USD	8,820,827	06/17/2026	—	(145,434)
	EUR	5,736,400	USD	6,635,059	06/17/2026	—	(110,806)
	GBP	7,129,600	USD	9,494,141	06/17/2026	—	(206,713)
	JPY	463,532,900	USD	2,968,240	05/13/2026	5,912	—
	USD	437,257	AUD	612,200	07/15/2026	2,895	—
	USD	863,542	CHF	674,800	06/17/2026	4,106	—
	USD	638,052	CZK	13,534,700	06/17/2026	13,727	—
	USD	67,765	DKK	436,200	06/17/2026	911	—
	USD	3,383,620	EUR	2,926,400	06/17/2026	57,755	—
	USD	2,318,552	GBP	1,734,900	06/17/2026	42,031	—
	USD	1,222,392	JPY	191,804,300	05/13/2026	3,383	—
	USD	2,809,519	NOK	27,180,000	06/17/2026	122,776	—
						253,496	(496,797)
State Street Bank & Trust Co.	AUD	1,038,300	USD	731,987	07/15/2026	—	(14,517)
	CAD	452,700	USD	328,840	07/15/2026	—	(5,471)
	USD	5,372,909	CHF	4,196,500	06/17/2026	22,889	—
	USD	594,907	DKK	3,850,300	06/17/2026	11,286	—
	USD	8,878,027	EUR	7,667,200	06/17/2026	138,412	—
	USD	1,406,201	GBP	1,057,900	06/17/2026	33,225	—
	USD	2,727,394	HKD	21,250,300	05/13/2026	—	(13,465)
	USD	1,154,054	ILS	3,531,300	07/15/2026	44,611	—
	USD	380,252	SEK	3,540,600	06/17/2026	4,097	—
						254,520	(33,453)
Toronto Dominion Bank	CAD	1,961,700	USD	1,424,698	07/15/2026	—	(23,980)
	USD	996,002	AUD	1,414,200	07/15/2026	20,761	—
	USD	172,314	CAD	235,100	07/15/2026	1,303	—
	USD	154,047	CHF	120,300	06/17/2026	633	—
	USD	1,950,888	GBP	1,466,800	06/17/2026	44,906	—
	USD	2,797,082	HKD	21,794,300	05/13/2026	—	(13,677)
	USD	1,772,744	JPY	281,398,900	05/13/2026	25,609	—
	USD	6,521,279	SEK	60,718,000	06/17/2026	69,939	—
						163,151	(37,657)

SunAmerica Series Trust SA Putnam International Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG	CAD	830,900	USD	603,553	07/15/2026	$—	$(10,051)
	CHF	3,266,400	USD	4,182,261	06/17/2026	—	(17,629)
	CZK	13,545,400	USD	638,166	06/17/2026	—	(14,128)
	EUR	1,429,800	USD	1,649,167	06/17/2026	—	(32,243)
	GBP	3,083,100	USD	4,115,940	06/17/2026	—	(79,064)
	JPY	137,422,200	USD	882,859	05/13/2026	4,627	—
	USD	1,046,088	AUD	1,484,000	07/15/2026	20,859	—
	USD	146,927	DKK	940,400	06/17/2026	1,130	—
	USD	694,033	GBP	520,000	06/17/2026	13,502	—
	USD	451,166	HKD	3,516,000	05/13/2026	—	(2,129)
	USD	909,259	JPY	142,518,400	05/13/2026	1,542	—
						41,660	(155,244)
Westpac Banking Corp.	CAD	2,905,700	USD	2,110,710	07/15/2026	—	(35,096)
	EUR	11,015,600	USD	12,661,903	06/17/2026	—	(292,172)
	SEK	6,274,000	USD	674,636	06/17/2026	—	(6,435)
	USD	84,383	AUD	119,700	07/15/2026	1,677	—
	USD	122,867	CAD	169,400	07/15/2026	2,232	—
	USD	3,968,644	CHF	3,103,400	06/17/2026	21,663	—
	USD	1,951,248	EUR	1,666,500	06/17/2026	8,515	—
	USD	3,062,996	GBP	2,302,300	06/17/2026	69,616	—
	USD	876,298	JPY	135,820,800	05/13/2026	—	(8,299)
	USD	547,590	SEK	5,133,300	06/17/2026	9,653	—
	USD	941,626	SGD	1,189,500	05/13/2026	—	(6,554)
						113,356	(348,556)
Unrealized Appreciation (Depreciation)						$1,555,041	$(2,044,896)

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
Banks	25.4%
Insurance	8.8
Oil & Gas	7.8
Pharmaceuticals	4.7
Telecommunications	4.6
Distribution/Wholesale	3.7
Electric	3.4
Building Materials	3.1
Retail	3.1
Miscellaneous Manufacturing	3.0
Electronics	2.8
Mining	2.6
Food	2.4
Aerospace/Defense	2.1
Beverages	2.1
Semiconductors	1.8
Cosmetics/Personal Care	1.6
Electrical Components & Equipment	1.4
Apparel	1.4
REITS	1.3
Airlines	1.2
Short-Term Investments	1.2
Agriculture	1.2
Transportation	1.0
Private Equity	1.0
Diversified Financial Services	0.9

SunAmerica Series Trust SA Putnam International Value Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Industry Allocation*(continued)
Home Builders	0.8%
Home Furnishings	0.8
Biotechnology	0.7
Commercial Services	0.6
Food Service	0.5
Chemicals	0.4
Auto Manufacturers	0.3
97.7%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$8,778,054	$—	$—	$8,778,054
Ireland	6,609,494	9,469,300	—	16,078,794
Other Countries	—	295,902,173	—	295,902,173
Short-Term Investments	—	3,908,379	—	3,908,379
Total Investments at Value	$15,387,548	$309,279,852	$—	$324,667,400
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,555,041	$—	$1,555,041
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,044,896	$—	$2,044,896

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 42.8%
Australia — 0.2%
ANZ Group Holdings, Ltd.	929	$24,726
Aristocrat Leisure, Ltd.	297	10,234
Atlassian Corp., Class A†	80	5,487
BHP Group, Ltd.	5,657	223,936
Brambles, Ltd.	2,773	45,210
Cochlear, Ltd.	41	2,807
Coles Group, Ltd.	550	8,769
Commonwealth Bank of Australia	639	80,143
CSL, Ltd.	136	12,277
Evolution Mining, Ltd.	2,135	18,557
Goodman Group	613	13,261
Iris Energy, Ltd.†	84	3,823
Macquarie Group, Ltd.	126	21,610
National Australia Bank, Ltd.	766	22,080
Northern Star Resources, Ltd.	1,987	30,367
Rio Tinto, Ltd.	347	41,931
Santos, Ltd.	1,479	8,509
Telstra Group, Ltd.	15,509	59,498
Transurban Group	859	8,723
Wesfarmers, Ltd.	380	20,084
Westpac Banking Corp.	1,019	28,320
WiseTech Global, Ltd.	108	3,367
Woodside Energy Group, Ltd.	781	18,695
Woolworths Group, Ltd.	502	12,434
		724,848
Austria — 0.2%
Erste Group Bank AG	7,913	884,103
OMV AG	537	37,923
		922,026
Belgium — 0.0%
Anheuser-Busch InBev SA NV	280	21,165
D'ieteren Group	14	2,892
KBC Group NV	409	54,582
UCB SA	34	9,177
		87,816
Bermuda — 0.0%
Axis Capital Holdings, Ltd.	276	27,713
Signet Jewelers, Ltd.	344	30,626
		58,339
Canada — 1.2%
Agnico Eagle Mines, Ltd.	150	28,207
Alamos Gold, Inc., Class A	1,287	51,353
Alimentation Couche-Tard, Inc.	142	8,401
B2Gold Corp.	7,142	32,283
Bank of Montreal	1,034	157,450
Bank of Nova Scotia	367	28,553
Barrick Mining Corp.	481	18,899
Brookfield Asset Management, Ltd., Class A	248	11,915
Brookfield Corp.	759	34,280
Cameco Corp.	693	85,190
Canadian Imperial Bank of Commerce	245	27,338
Canadian National Railway Co.	176	19,768
Canadian Natural Resources, Ltd.	827	39,476
Canadian Pacific Kansas City, Ltd.	1,729	150,377
Celestica, Inc.†	161	66,100
Cenovus Energy, Inc.	515	15,067
Constellation Software, Inc.	18	32,783
Dollarama, Inc.	772	98,663
Enbridge, Inc.	3,509	194,624
Security Description	Shares or Principal Amount	Value

Canada (continued)
Fairfax Financial Holdings, Ltd.	20	$34,611
Franco-Nevada Corp.	399	92,052
Gildan Activewear, Inc.	895	55,544
Great-West Lifeco, Inc.	824	44,028
HudBay Minerals, Inc.	1,429	33,054
Hydro One, Ltd.*	3,210	137,914
Kinross Gold Corp. (NYSE)	16,800	508,032
Kinross Gold Corp. (TSX)	1,958	59,316
Loblaw Cos., Ltd.	3,276	151,024
Manulife Financial Corp.	2,974	116,937
National Bank of Canada	730	110,192
Nutrien, Ltd.	739	56,172
Pan American Silver Corp.	111	5,808
Royal Bank of Canada	1,681	302,341
Shopify, Inc., Class A (NYSE)†	1,261	152,745
Shopify, Inc., Class A (TSX)†	1,332	161,682
Sun Life Financial, Inc.	1,094	78,823
Suncor Energy, Inc.	517	35,427
TC Energy Corp.	389	26,083
Toronto-Dominion Bank	14,230	1,532,945
Waste Connections, Inc.	102	16,802
Wheaton Precious Metals Corp.	74	9,347
		4,821,606
Cayman Islands — 0.0%
Bilibili, Inc. ADR†	1,160	25,555
Credo Technology Group Holding, Ltd.†	43	7,482
		33,037
China — 1.0%
Contemporary Amperex Technology Co., Ltd., Class A	22,800	1,462,065
Shenzhen Inovance Technology Co., Ltd., Class A	65,900	662,617
Tencent Holdings, Ltd.	19,600	1,190,014
Tencent Music Entertainment Group ADR	57,212	524,634
		3,839,330
Curacao — 0.0%
SLB, Ltd.	394	22,411
Denmark — 0.1%
Carlsberg A/S, Class B	54	7,309
Danske Bank A/S	1,024	52,607
DSV A/S	66	16,146
Novo Nordisk A/S, Class B	3,198	134,661
Novonesis (Novozymes), Class B	237	14,543
Vestas Wind Systems A/S	354	10,888
		236,154
Finland — 0.1%
Konecranes OYJ	1,380	45,683
Metso Oyj	3,961	69,062
Neste Oyj	183	6,311
Nokia Oyj	9,975	125,294
Nordea Bank Abp (NASDAQ Helsinki)	676	12,694
Nordea Bank Abp (NASDAQ Stockholm)	551	10,320
Orion Oyj, Class B	812	65,593
UPM-Kymmene Oyj	451	13,555
Wartsila OYJ Abp	229	9,616
		358,128
France — 1.5%
Accor SA	131	6,513
Air Liquide SA	562	120,976
AXA SA	2,656	127,941

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
BNP Paribas SA	1,051	$110,612
Carrefour SA	454	9,038
Cie de Saint-Gobain SA	376	34,347
Danone SA	211	16,546
Eiffage SA	263	42,437
Engie SA	575	18,987
EssilorLuxottica SA	227	48,406
Gaztransport Et Technigaz SA	548	133,177
Hermes International S.C.A.	29	55,557
Kering SA	27	7,352
Legrand SA	7,027	1,258,402
L'Oreal SA	199	85,363
LVMH Moet Hennessy Louis Vuitton SE	1,839	975,861
Nexans SA	182	34,059
Orange SA	771	16,110
Pernod Ricard SA	109	8,050
Publicis Groupe SA	79	7,392
Rexel SA	410	17,287
Safran SA	3,406	1,085,982
Sanofi SA	782	73,054
Schneider Electric SE	4,409	1,392,423
Societe Generale SA	845	67,663
TotalEnergies SE	2,278	212,114
Vinci SA	696	105,318
		6,070,967
Germany — 1.2%
adidas AG	32	5,545
Allianz SE	460	210,307
BASF SE	295	18,956
Bayer AG	220	9,823
Beiersdorf AG	5,297	438,571
Commerzbank AG	1,388	57,470
Daimler Truck Holding AG	204	10,294
Delivery Hero SE*†	116	2,805
Deutsche Bank AG	2,235	69,647
Deutsche Boerse AG	54	16,585
Deutsche Lufthansa AG	3,379	29,019
Deutsche Post AG	305	18,015
Deutsche Telekom AG	6,085	196,970
E.ON SE	2,450	54,269
Fresenius Medical Care AG	134	6,076
Hannover Rueck SE	32	9,672
Heidelberg Materials AG	47	10,410
Henkel AG & Co. KGaA (Preference Shares)	99	7,210
HOCHTIEF AG	191	102,665
Infineon Technologies AG	340	22,850
Mercedes-Benz Group AG	274	15,970
Muenchener Rueckversicherungs-Gesellschaft AG	162	97,086
Porsche Automobil Holding SE (Preference Shares)	134	4,882
Rheinmetall AG	41	65,300
RWE AG	215	15,633
SAP SE	8,791	1,505,154
Sartorius AG (Preference Shares)	11	2,809
Siemens AG	5,037	1,496,061
Siemens Energy AG	1,072	227,382
Symrise AG	51	4,508
Volkswagen AG (Preference Shares)	78	7,893
		4,739,837
Hong Kong — 0.4%
AIA Group, Ltd.	108,400	1,193,902
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
BOC Hong Kong Holdings, Ltd.	1,000	$5,745
CK Asset Holdings, Ltd.	1,500	9,420
CK Hutchison Holdings, Ltd.	1,000	8,393
CLP Holdings, Ltd.	500	4,798
Futu Holdings, Ltd. ADR	174	26,885
Galaxy Entertainment Group, Ltd.	1,000	4,262
Hong Kong & China Gas Co., Ltd.	6,735	6,223
Hong Kong Exchanges & Clearing, Ltd.	1,800	95,612
MTR Corp., Ltd.	500	2,142
Power Assets Holdings, Ltd.	1,000	8,274
Techtronic Industries Co., Ltd.	500	7,282
Wharf Real Estate Investment Co., Ltd.	1,000	3,135
		1,376,073
India — 0.2%
HDFC Bank, Ltd. ADR	28,754	730,639
Ireland — 0.4%
Accenture PLC, Class A	555	99,184
Aon PLC, Class A	133	41,449
CRH PLC	959	113,565
Eaton Corp. PLC	1,023	442,969
Flutter Entertainment PLC†	80	8,679
Johnson Controls International PLC	2,217	323,749
Linde PLC	514	257,586
Medtronic PLC	1,455	117,811
nVent Electric PLC	341	48,729
Seagate Technology Holdings PLC	266	179,188
Smurfit WestRock PLC	189	7,256
TE Connectivity PLC	424	89,744
Trane Technologies PLC	60	29,552
Willis Towers Watson PLC	49	12,554
		1,772,015
Israel — 0.0%
Azrieli Group, Ltd.	21	3,384
Bank Hapoalim BM	371	9,962
Bank Leumi Le-Israel BM	390	9,885
Check Point Software Technologies, Ltd.†	21	2,362
Elbit Systems, Ltd.	8	6,658
Israel Discount Bank, Ltd., Class A	372	4,157
Teva Pharmaceutical Industries, Ltd. ADR†	288	10,100
		46,508
Italy — 0.3%
Banca Monte dei Paschi di Siena SpA	532	5,710
BPER Banca SpA	898	13,249
Buzzi SpA	51	2,791
Enel SpA	2,109	24,606
Eni SpA	4,617	130,479
Generali	2,171	97,212
Intesa Sanpaolo SpA	18,092	122,938
Italgas SpA	10,763	130,117
Mediobanca Banca di Credito Finanziario SpA	1,311	30,821
Poste Italiane SpA*	1,683	44,685
Prysmian SpA	490	74,255
Recordati Industria Chimica e Farmaceutica SpA	637	37,131
Terna - Rete Elettrica Nazionale	11,874	142,925
UniCredit SpA	1,635	126,353
		983,272
Japan — 3.2%
Advantest Corp.	800	149,854
Aeon Co., Ltd.	500	4,812

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aisin Corp.	2,500	$40,018
Ajinomoto Co., Inc.	2,900	94,201
Asahi Group Holdings, Ltd.	700	6,934
Asics Corp.	1,700	48,432
Astellas Pharma, Inc.	5,800	83,185
Bandai Namco Holdings, Inc.	100	2,322
Bridgestone Corp.	1,900	39,806
Canon, Inc.	100	2,574
Central Japan Railway Co.	200	4,802
Chugai Pharmaceutical Co., Ltd.	200	10,510
Dai-ichi Life Holdings, Inc.	5,700	52,711
Daiichi Sankyo Co., Ltd.	400	6,637
Daikin Industries, Ltd.	100	14,249
Denso Corp.	200	2,404
East Japan Railway Co.	200	4,334
Ebara Corp.	2,400	84,150
ENEOS Holdings, Inc.	300	2,540
FANUC Corp.	300	13,309
Fast Retailing Co., Ltd.	2,200	1,031,963
FUJIFILM Holdings Corp.	400	7,411
Fujikura, Ltd.	4,300	169,654
Fujitsu, Ltd.	500	10,153
Furukawa Electric Co., Ltd.	300	82,148
Hankyu Hanshin Holdings, Inc.	200	5,780
Hitachi Construction Machinery Co., Ltd.	1,300	45,949
Hitachi, Ltd.	7,100	223,271
Honda Motor Co., Ltd.	800	6,466
Hoya Corp.	5,500	1,029,670
Ibiden Co., Ltd.	100	8,721
Idemitsu Kosan Co., Ltd.	5,700	49,353
IHI Corp.	200	3,675
Inpex Corp.	3,400	88,675
ITOCHU Corp.	86,200	1,074,754
Japan Elevator Service Holdings Co., Ltd.	5,100	52,122
Japan Post Bank Co., Ltd.	4,000	69,334
Japan Post Holdings Co., Ltd.	300	3,508
Japan Tobacco, Inc.	300	11,265
JX Advanced Metals Corp.	100	3,102
Kajima Corp.	100	3,936
Kansai Electric Power Co., Inc.	300	4,819
Kao Corp.	100	3,724
Kawasaki Heavy Industries, Ltd.	500	10,371
Kawasaki Kisen Kaisha, Ltd.	200	3,284
KDDI Corp.	8,400	138,335
Keyence Corp.	100	45,804
Kioxia Holdings Corp.†	400	99,505
Kirin Holdings Co., Ltd.	500	7,892
Komatsu, Ltd.	2,600	109,899
Kubota Corp.	200	3,287
Kurita Water Industries, Ltd.	1,300	70,624
Kyocera Corp.	300	5,236
LY Corp.	1,800	4,761
Marubeni Corp.	400	15,655
Mitsubishi Corp.	4,100	132,447
Mitsubishi Electric Corp.	400	16,063
Mitsubishi Estate Co., Ltd.	2,000	57,022
Mitsubishi Heavy Industries, Ltd.	3,400	100,873
Mitsubishi UFJ Financial Group, Inc.	78,700	1,426,553
Mitsui & Co., Ltd.	2,700	102,457
Mitsui Fudosan Co., Ltd.	900	9,845
Mitsui Kinzoku Co., Ltd.	200	54,813
Mitsui OSK Lines, Ltd.	200	7,533
Security Description	Shares or Principal Amount	Value

Japan (continued)
Mizuho Financial Group, Inc.	3,600	$156,064
MS&AD Insurance Group Holdings, Inc.	40,900	1,060,254
Murata Manufacturing Co., Ltd.	600	19,972
NEC Corp.	300	8,011
NIDEC Corp.†	400	6,152
Nintendo Co., Ltd.	1,400	68,105
Nippon Steel Corp.	2,900	10,634
Nippon Yusen KK	100	3,633
Niterra Co., Ltd.	500	27,036
Nitori Holdings Co., Ltd.	200	2,886
Nomura Holdings, Inc.	1,300	10,427
NTT, Inc.	5,200	5,068
Obayashi Corp.	2,100	49,456
Obic Co., Ltd.	200	5,279
Olympus Corp.	300	2,963
Oriental Land Co., Ltd.	300	4,194
ORIX Corp.	300	10,022
Osaka Gas Co., Ltd.	100	3,636
Otsuka Holdings Co., Ltd.	100	7,326
Panasonic Holdings Corp.	700	14,450
Rakuten Group, Inc.†	600	2,925
Recruit Holdings Co., Ltd.	20,100	938,304
Renesas Electronics Corp.	400	8,304
Resona Holdings, Inc.	4,800	59,927
Ryohin Keikaku Co., Ltd.	100	2,320
SBI Holdings, Inc.	400	8,135
Sekisui Chemical Co., Ltd.	300	4,555
Seven & i Holdings Co., Ltd.	700	8,361
Shimano, Inc.	5,200	545,077
Shin-Etsu Chemical Co., Ltd.	400	18,639
Shiseido Co., Ltd.	100	2,038
SoftBank Corp.	8,600	12,193
SoftBank Group Corp.	16,900	572,467
Sompo Holdings, Inc.	200	7,436
Sony Group Corp.	49,500	989,699
Sumitomo Corp.	2,000	75,174
Sumitomo Electric Industries, Ltd.	1,200	79,137
Sumitomo Forestry Co., Ltd.	1,400	12,450
Sumitomo Metal Mining Co., Ltd.	600	36,616
Sumitomo Mitsui Financial Group, Inc.	4,900	172,550
Sumitomo Mitsui Trust Group, Inc.	1,500	49,973
Sumitomo Pharma Co., Ltd.†	900	9,940
Sumitomo Realty & Development Co., Ltd.	100	3,117
Suzuki Motor Corp.	400	4,464
Sysmex Corp.	200	1,761
T&D Holdings, Inc.	1,500	36,520
Taisei Corp.	400	43,680
Takeda Pharmaceutical Co., Ltd.	600	19,957
TDK Corp.	500	9,328
Tokio Marine Holdings, Inc.	1,600	72,537
Tokyo Electron, Ltd.	500	148,321
Tokyo Gas Co., Ltd.	200	8,542
Toray Industries, Inc.	5,100	36,556
Toyota Motor Corp.	10,700	204,765
Toyota Tsusho Corp.	1,400	55,129
West Japan Railway Co.	300	5,436
Yokogawa Electric Corp.	1,500	52,827
		12,874,224
Jersey — 0.0%
Experian PLC	322	11,757
Glencore PLC	3,014	23,347
		35,104

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg — 0.0%
ArcelorMittal SA	95	$5,420
Spotify Technology SA†	331	147,808
		153,228
Netherlands — 0.9%
ABN AMRO Bank NV CVA	1,341	46,989
Adyen NV*†	9	10,184
AerCap Holdings NV	69	9,812
Airbus SE	641	132,899
Argenx SE (XAMS)†	83	64,939
ASM International NV	50	48,972
ASML Holding NV	1,830	2,641,791
ASR Nederland NV	1,411	107,012
BE Semiconductor Industries NV	18	5,262
Ferrari NV	86	29,661
ING Groep NV	3,886	112,713
JDE Peet's NV	77	2,850
Koninklijke Ahold Delhaize NV	2,237	105,125
Koninklijke KPN NV	21,315	114,174
Koninklijke Philips NV	320	8,442
Magnum Ice Cream Co. NV†	201	2,931
Nebius Group NV†	54	7,464
NN Group NV	608	53,258
NXP Semiconductors NV	329	96,591
Prosus NV	1,579	76,328
QIAGEN NV	74	2,521
Stellantis NV†	969	7,082
STMicroelectronics NV	271	14,933
		3,701,933
New Zealand — 0.0%
Xero, Ltd.†	59	3,446
Norway — 0.2%
DNB Bank ASA	27,962	846,514
Kongsberg Gruppen ASA	186	6,236
Kongsberg Maritime AS†	186	1,219
Yara International ASA	672	39,099
		893,068
Panama — 0.0%
Carnival Corp.	213	5,647
Poland — 0.0%
KGHM Polska Miedz SA†	327	27,417
Puerto Rico — 0.0%
Popular, Inc.	160	24,053
Singapore — 0.5%
CapitaLand Integrated Commercial Trust	36,100	67,077
DBS Group Holdings, Ltd.	3,880	178,990
Oversea-Chinese Banking Corp., Ltd.	7,200	124,414
Sea, Ltd. ADR†	5,919	502,405
Singapore Exchange, Ltd.	2,700	46,325
Singapore Technologies Engineering, Ltd.	400	3,392
Singapore Telecommunications, Ltd. (SGX)	290,400	1,050,370
United Overseas Bank, Ltd.	2,000	57,101
Yangzijiang Shipbuilding Holdings, Ltd.	32,900	112,216
		2,142,290
South Africa — 0.0%
Gold Fields, Ltd. ADR	546	23,194
South Korea — 0.4%
HD Hyundai Electric Co., Ltd.	108	91,738
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Korea Shipbuilding & Offshore Engineering Co., Ltd.	53	$16,679
Samsung Electronics Co., Ltd.	9,920	1,504,987
SK Hynix, Inc.	37	32,559
		1,645,963
Spain — 0.5%
ACS Actividades de Construccion y Servicios SA	778	112,247
Aena SME SA*	2,856	78,008
Amadeus IT Group SA	220	12,652
Banco Bilbao Vizcaya Argentaria SA	7,129	157,667
Banco Santander SA	13,496	165,066
Bankinter SA	48,705	811,615
CaixaBank SA	7,128	90,916
Cellnex Telecom SA*	241	8,107
Endesa SA	1,377	61,791
Iberdrola SA	11,843	277,583
Indra Sistemas SA	606	34,894
Industria de Diseno Textil SA	1,276	76,457
Redeia Corp. SA	196	3,430
Repsol SA	2,490	66,626
		1,957,059
Sweden — 0.3%
Assa Abloy AB, Class B	654	25,026
Atlas Copco AB, Class A	1,169	22,611
Boliden AB	166	8,747
Essity AB, Class B	446	11,824
Evolution AB*	82	5,724
Industrivarden AB, Class C	143	7,525
Indutrade AB	113	2,432
Investor AB, Class B	676	27,458
Lifco AB, Class B	187	5,860
Saab AB, Class B	589	35,804
Sandvik AB	233	9,774
Svenska Handelsbanken AB, Class A	71,816	1,017,867
Tele2 AB, Class B	186	3,817
Telefonaktiebolaget LM Ericsson, Class B	1,036	12,263
Volvo AB, Class B	3,459	120,633
		1,317,365
Switzerland — 1.7%
ABB, Ltd.	2,293	230,504
Alcon AG	78	5,844
Amrize, Ltd.	117	6,292
BKW AG	15	3,001
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	88	1,078,888
Chubb, Ltd.	1,589	519,603
Cie Financiere Richemont SA, Class A	6,693	1,277,332
Galderma Group AG	35	7,341
Garmin, Ltd.	255	64,041
Givaudan SA	4	14,394
Holcim AG	869	80,999
Logitech International SA	63	6,194
Lonza Group AG	1,315	807,832
Nestle SA	2,777	281,668
Novartis AG	2,431	361,298
Roche Holding AG	4,360	1,785,089
Sandoz Group AG	167	13,399
Sika AG	56	10,404
Swiss Re AG	87	13,964
UBS Group AG	3,729	166,143

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
VAT Group AG*	6	$4,494
Zurich Insurance Group AG	155	107,430
		6,846,154
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,048	3,979,611
United Kingdom — 3.6%
3i Group PLC	212	7,383
Anglo American PLC	384	18,888
ARM Holdings PLC ADR†	4,920	1,034,774
AstraZeneca PLC	9,549	1,815,458
Auto Trader Group PLC*	691	4,662
Babcock International Group PLC	3,159	47,214
BAE Systems PLC	964	26,810
Barclays PLC	18,698	109,196
BP PLC	15,303	120,791
British American Tobacco PLC	495	29,068
Compass Group PLC	537	15,189
Diageo PLC	641	12,886
GSK PLC	5,138	135,018
Haleon PLC	229,346	1,058,041
HSBC Holdings PLC (LSE)	89,257	1,635,911
HSBC Holdings PLC (SEHK)	1,600	29,045
IMI PLC	640	24,501
Imperial Brands PLC	265	10,087
InterContinental Hotels Group PLC	336	48,630
Lloyds Banking Group PLC	70,766	95,791
London Stock Exchange Group PLC	11,958	1,551,543
National Grid PLC	10,560	188,903
NatWest Group PLC	10,313	81,659
Next PLC	169	29,807
Prudential PLC	1,025	15,357
Reckitt Benckiser Group PLC	14,061	894,563
RELX PLC	27,950	1,020,951
Rio Tinto PLC	1,411	140,970
Rolls-Royce Holdings PLC	12,482	203,600
Sage Group PLC	70,140	840,595
Shell PLC (LSE)	5,603	254,349
Shell PLC (XAMS)	30,279	1,369,422
SSE PLC	341	12,270
Standard Chartered PLC	2,948	74,925
Tesco PLC	1,702	11,160
Unilever PLC	20,821	1,216,979
United Utilities Group PLC	4,676	92,883
Vodafone Group PLC	42,699	68,331
		14,347,610
United States — 23.7%
Everpure, Inc., Class A†	754	53,873
3M Co.	452	66,227
Abbott Laboratories	1,146	104,045
AbbVie, Inc.	2,169	458,353
Adobe, Inc.†	383	94,256
Advanced Micro Devices, Inc.†	3,263	1,156,701
Affirm Holdings, Inc.†	76	4,885
Aflac, Inc.	582	66,156
Agilent Technologies, Inc.	167	19,297
Air Products & Chemicals, Inc.	61	18,303
Airbnb, Inc., Class A†	116	16,282
Allstate Corp.	82	17,815
Alnylam Pharmaceuticals, Inc.†	35	10,832
Alphabet, Inc., Class A	13,117	5,047,422
Security Description	Shares or Principal Amount	Value

United States (continued)
Alphabet, Inc., Class C	5,885	$2,247,717
Altria Group, Inc.	361	26,227
Amazon.com, Inc.†	14,793	3,921,033
American Electric Power Co., Inc.	142	19,470
American Express Co.	1,854	598,935
American International Group, Inc.	105	7,854
American Tower Corp.	120	21,925
American Water Works Co., Inc.	89	11,429
Ameriprise Financial, Inc.	74	35,134
Amgen, Inc.	598	207,058
Amphenol Corp., Class A	3,749	552,115
Analog Devices, Inc.	485	195,096
Apple, Inc.	20,402	5,536,083
Applied Materials, Inc.	854	336,894
AppLovin Corp., Class A†	258	115,158
Archer-Daniels-Midland Co.	162	12,075
Arista Networks, Inc.†	4,626	798,956
Armstrong World Industries, Inc.	361	61,511
Arthur J. Gallagher & Co.	75	15,480
Assurant, Inc.	271	64,029
AST SpaceMobile, Inc.†	54	3,991
Astera Labs, Inc.†	29	5,647
AT&T, Inc.	8,535	223,020
ATI, Inc.†	422	65,604
Atmos Energy Corp.	473	89,861
Autodesk, Inc.†	282	66,834
Automatic Data Processing, Inc.	264	55,952
AutoZone, Inc.†	26	96,305
Axon Enterprise, Inc.†	109	43,792
Baker Hughes Co.	7,432	517,787
Bank of America Corp.	7,786	416,240
Bank of New York Mellon Corp.	1,505	202,227
Becton Dickinson & Co.	95	14,159
Berkshire Hathaway, Inc., Class B†	1,300	615,680
Biogen, Inc.†	51	9,653
Blackrock, Inc.	434	462,470
Blackstone, Inc.	566	71,078
Block, Inc.†	108	7,615
Bloom Energy Corp., Class A†	49	13,885
Boeing Co.†	192	43,974
Booking Holdings, Inc.	2,261	380,662
BorgWarner, Inc.	648	36,917
Boston Scientific Corp.†	1,579	90,966
Bristol-Myers Squibb Co.	7,948	481,569
Broadcom, Inc.	8,008	3,342,779
Builders FirstSource, Inc.†	52	4,113
C.H. Robinson Worldwide, Inc.	287	52,179
Cadence Design Systems, Inc.†	711	234,338
Capital One Financial Corp.	660	126,258
Cardinal Health, Inc.	1,034	199,438
CareTrust REIT, Inc.	2,494	98,388
Carpenter Technology Corp.	161	68,940
Carrier Global Corp.	199	13,367
Carvana Co.†	287	113,595
Caterpillar, Inc.	573	510,033
Cboe Global Markets, Inc.	181	54,316
CBRE Group, Inc., Class A†	832	118,751
CDW Corp.	72	9,858
Cencora, Inc.	608	187,270
Centene Corp.†	107	5,745
CenterPoint Energy, Inc.	1,249	54,519
Charles Schwab Corp.	1,796	164,585
Charter Communications, Inc., Class A†	16	2,643

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Cheniere Energy, Inc.	33	$9,073
Chevron Corp.	1,949	376,761
Chipotle Mexican Grill, Inc.†	853	28,993
Ciena Corp.†	171	90,216
Cigna Group	209	60,731
Cintas Corp.	713	124,568
Cisco Systems, Inc.	4,903	448,624
Citigroup, Inc.	2,226	284,883
Citizens Financial Group, Inc.	817	53,146
Clear Secure, Inc., Class A	1,127	60,171
Clorox Co.	54	5,208
Cloudflare, Inc., Class A†	489	100,230
CME Group, Inc.	442	127,216
Coca-Cola Co.	11,596	913,301
Cognizant Technology Solutions Corp., Class A	140	7,406
Coherent Corp.†	198	63,303
Coinbase Global, Inc., Class A†	290	54,453
Colgate-Palmolive Co.	1,559	133,076
Comcast Corp., Class A	849	22,957
Comfort Systems USA, Inc.	150	276,037
Commercial Metals Co.	411	28,343
ConocoPhillips	5,640	709,399
Consolidated Edison, Inc.	1,061	118,291
Constellation Energy Corp.	378	118,314
Copart, Inc.†	189	6,258
CoreWeave, Inc.†	48	5,357
Corning, Inc.	897	147,323
Corteva, Inc.	1,105	89,516
CoStar Group, Inc.†	161	5,572
Costco Wholesale Corp.	526	533,643
Coterra Energy, Inc.	7,987	286,813
Crowdstrike Holdings, Inc., Class A†	328	146,206
Crown Castle, Inc.	142	12,607
CSX Corp.	532	24,169
Cummins, Inc.	235	157,687
Curtiss-Wright Corp.	111	79,942
CVS Health Corp.	1,613	134,347
D.R. Horton, Inc.	315	48,466
Danaher Corp.	550	98,423
Datadog, Inc., Class A†	453	59,882
Deckers Outdoor Corp.†	29	2,964
Deere & Co.	489	288,446
Dell Technologies, Inc., Class C	291	60,804
Dexcom, Inc.†	77	4,585
Digital Realty Trust, Inc.	444	89,217
Dollar General Corp.	1,209	140,099
Dollar Tree, Inc.†	55	5,341
Dominion Energy, Inc.	303	19,544
DoorDash, Inc., Class A†	386	65,099
Dow, Inc.	308	12,471
Duke Energy Corp.	280	36,274
DuPont de Nemours, Inc.	148	6,758
eBay, Inc.	119	12,314
Ecolab, Inc.	1,139	296,823
Edison International	132	9,173
Edwards Lifesciences Corp.†	1,760	146,960
Elanco Animal Health, Inc.†	6,686	149,566
Electronic Arts, Inc.	63	12,749
Element Solutions, Inc.	1,652	70,359
Elevance Health, Inc.	192	72,273
Eli Lilly & Co.	1,161	1,085,071
EMCOR Group, Inc.	298	265,718
Security Description	Shares or Principal Amount	Value

United States (continued)
Emerson Electric Co.	2,304	$323,574
Enphase Energy, Inc.†	679	22,380
Entergy Corp.	151	17,804
EOG Resources, Inc.	1,562	219,570
Equinix, Inc.	115	124,525
Estee Lauder Cos., Inc., Class A	51	3,912
Eversource Energy	177	12,514
Exelixis, Inc.†	1,237	54,997
Exelon Corp.	1,728	79,471
Expand Energy Corp.	71	7,253
Expedia Group, Inc.	31	7,699
Exxon Mobil Corp.	4,166	642,939
Fair Isaac Corp.†	6	6,150
Fastenal Co.	5,084	228,424
FedEx Corp.	303	122,203
Ferguson Enterprises, Inc. (LSE)	64	17,002
Ferguson Enterprises, Inc. (NYSE)	276	73,888
Fidelity National Information Services, Inc.	199	9,259
Fifth Third Bancorp	1,617	82,079
First Solar, Inc.†	807	162,925
Fiserv, Inc.†	156	9,773
Flex, Ltd.†	78	7,141
Flowserve Corp.	403	29,677
Ford Motor Co.	1,263	15,257
Fortinet, Inc.†	169	14,248
Fortive Corp.	4,289	256,439
Fox Corp., Class A	142	9,016
Freeport-McMoRan, Inc.	3,709	214,306
FTAI Aviation, Ltd.	22	5,493
Gaming & Leisure Properties, Inc.	225	10,904
Garrett Motion, Inc.	3,244	83,079
Gartner, Inc.†	34	5,049
GE HealthCare Technologies, Inc.	165	10,039
GE Vernova, Inc.	892	966,446
General Dynamics Corp.	80	27,544
General Electric Co.	2,788	808,325
General Mills, Inc.	246	8,686
General Motors Co.	1,572	120,871
Gilead Sciences, Inc.	1,155	151,120
Global Payments, Inc.	112	8,060
Globe Life, Inc.	424	65,423
Goldman Sachs Group, Inc.	327	302,073
Halliburton Co.	2,767	117,044
Halozyme Therapeutics, Inc.†	284	18,079
Hartford Insurance Group, Inc.	916	125,318
HCA Healthcare, Inc.	601	261,104
HEICO Corp.	223	60,192
Hershey Co.	30	5,572
Hewlett Packard Enterprise Co.	294	8,458
Hilton Worldwide Holdings, Inc.	351	113,749
Hims & Hers Health, Inc.†	2,108	57,274
Home Depot, Inc.	1,185	389,628
Honeywell International, Inc.	159	34,078
Howmet Aerospace, Inc.	1,631	396,398
HP, Inc.	403	8,407
HubSpot, Inc.†	22	4,879
Humana, Inc.	34	8,039
Huntington Bancshares, Inc.	2,653	44,464
IDEXX Laboratories, Inc.†	81	45,425
Illinois Tool Works, Inc.	337	86,949
Illumina, Inc.†	38	4,816
Incyte Corp.†	82	7,812
Ingersoll Rand, Inc.	84	6,708

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Insmed, Inc.†	55	$7,498
Intel Corp.†	4,024	380,188
Interactive Brokers Group, Inc., Class A	84	6,678
Intercontinental Exchange, Inc.	1,873	296,103
International Business Machines Corp.	867	200,260
International Flavors & Fragrances, Inc.	104	7,301
International Paper Co.	221	6,723
Intuit, Inc.	571	221,833
Intuitive Surgical, Inc.†	714	326,734
IonQ, Inc.†	77	3,474
IQVIA Holdings, Inc.†	39	6,176
Iron Mountain, Inc.	77	9,701
Jabil, Inc.	211	71,210
Jackson Financial, Inc., Class A	408	47,234
Johnson & Johnson	4,514	1,037,543
Jones Lang LaSalle, Inc.†	107	34,040
JPMorgan Chase & Co.	5,247	1,643,518
Kenvue, Inc.	512	8,975
Keurig Dr Pepper, Inc.	2,243	65,944
KeyCorp	1,632	36,084
Keysight Technologies, Inc.†	279	97,625
Kimberly-Clark Corp.	271	26,675
Kinder Morgan, Inc.	672	22,089
KKR & Co., Inc.	396	41,319
KLA Corp.	360	630,126
Kroger Co.	833	56,702
L3Harris Technologies, Inc.	58	18,592
Lam Research Corp.	2,550	657,543
Las Vegas Sands Corp.	67	3,659
Lennar Corp., Class A	103	9,301
Liberty Media Corp.-Liberty Formula One, Class C†	9,241	794,264
Live Nation Entertainment, Inc.†	57	9,003
Lockheed Martin Corp.	49	25,381
Lowe's Cos., Inc.	345	82,383
Lululemon Athletica, Inc.†	38	5,233
Lumentum Holdings, Inc.†	330	297,766
M&T Bank Corp.	201	43,945
Marathon Petroleum Corp.	80	19,863
Markel Group, Inc.†	10	17,725
Marriott International, Inc., Class A	244	88,252
Marsh & McLennan Cos., Inc.	163	27,337
Martin Marietta Materials, Inc.	19	11,762
Marvell Technology, Inc.	1,023	168,948
MasTec, Inc.†	125	49,256
Mastercard, Inc., Class A	1,216	611,551
McDonald's Corp.	790	231,936
McKesson Corp.	317	258,418
MercadoLibre, Inc.†	559	1,002,080
Merck & Co., Inc.	2,531	276,335
Meta Platforms, Inc., Class A	3,676	2,249,381
MetLife, Inc.	624	49,982
Microchip Technology, Inc.	153	14,215
Micron Technology, Inc.	1,186	613,352
Microsoft Corp.	11,796	4,810,173
Mondelez International, Inc., Class A	1,851	113,725
MongoDB, Inc.†	18	4,515
Monolithic Power Systems, Inc.	53	85,564
Monster Beverage Corp.†	4,093	315,448
Moody's Corp.	806	372,251
Morgan Stanley	4,386	835,928
Motorola Solutions, Inc.	594	260,784
MSCI, Inc.	72	42,582
Security Description	Shares or Principal Amount	Value

United States (continued)
Nasdaq, Inc.	99	$9,099
Natera, Inc.†	37	7,628
Netflix, Inc.†	9,050	847,170
Newmont Corp.	1,367	151,860
NextEra Energy, Inc.	8,023	785,291
NIKE, Inc., Class B	908	40,279
NiSource, Inc.	1,023	49,390
Norfolk Southern Corp.	70	22,108
Northrop Grumman Corp.	30	17,384
NRG Energy, Inc.	374	58,187
Nucor Corp.	339	76,373
NVIDIA Corp.	37,773	7,538,358
NVR, Inc.†	19	120,002
Occidental Petroleum Corp.	179	10,844
Okta, Inc.†	55	4,051
Old Dominion Freight Line, Inc.	163	34,626
Omega Healthcare Investors, Inc.	1,967	92,390
Omnicom Group, Inc.	65	4,987
ONEOK, Inc.	197	18,215
Oracle Corp.	1,653	266,778
O'Reilly Automotive, Inc.†	3,249	322,951
Otis Worldwide Corp.	171	13,317
PACCAR, Inc.	107	12,712
Packaging Corp. of America	112	23,906
Palantir Technologies, Inc., Class A†	2,457	341,793
Palo Alto Networks, Inc.†	989	177,347
Parker-Hannifin Corp.	642	583,848
Paychex, Inc.	90	8,337
PayPal Holdings, Inc.	1,121	56,207
PepsiCo., Inc.	1,743	276,248
Pfizer, Inc.	5,211	139,134
PG&E Corp.	480	7,978
Philip Morris International, Inc.	345	56,949
Phillips 66	126	22,573
Pinterest, Inc., Class A†	268	5,269
PNC Financial Services Group, Inc.	545	121,535
Procter & Gamble Co.	5,084	747,806
Progressive Corp.	1,311	263,878
Prologis, Inc.	1,180	167,584
Public Service Enterprise Group, Inc.	148	12,086
Public Storage	62	18,752
PulteGroup, Inc.	193	23,615
Qnity Electronics, Inc.	60	8,440
QUALCOMM, Inc.	945	169,703
Quanta Services, Inc.	197	143,371
Quest Diagnostics, Inc.	419	81,370
Realty Income Corp.	256	16,445
Reddit, Inc., Class A†	511	75,235
Regeneron Pharmaceuticals, Inc.	24	16,969
Regions Financial Corp.	1,320	37,686
Republic Services, Inc.	330	69,043
ResMed, Inc.	309	66,067
Revolution Medicines, Inc.†	34	4,900
Rivian Automotive, Inc., Class A†	156	2,558
Robinhood Markets, Inc., Class A†	810	59,041
ROBLOX Corp., Class A†	153	8,455
Rocket Cos., Inc., Class A†	194	2,836
Rocket Lab Corp.†	165	13,614
Rockwell Automation, Inc.	196	80,146
Rollins, Inc.	507	28,255
Roper Technologies, Inc.	38	13,483
Ross Stores, Inc.	90	20,501
Royal Caribbean Cruises, Ltd.	506	133,463

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
RTX Corp.	3,982	$701,111
S&P Global, Inc.	335	144,462
Sabra Health Care REIT, Inc.	4,766	98,466
Salesforce, Inc.	989	174,588
Sandisk Corp.†	30	32,895
SBA Communications Corp.	41	9,069
Sempra	859	81,708
ServiceNow, Inc.†	900	79,479
Sherwin-Williams Co.	594	191,036
Simon Property Group, Inc.	575	117,133
Snap, Inc., Class A†	427	2,592
Snowflake, Inc.†	1,588	216,714
SoFi Technologies, Inc.†	256	4,122
Southern Co.	1,425	137,798
Starbucks Corp.	1,016	107,015
State Street Corp.	562	85,896
Steel Dynamics, Inc.	1,289	294,743
Strategy, Inc.†	160	26,472
Stryker Corp.	848	267,230
Sunbelt Rentals Holdings, Inc.	198	14,983
Super Micro Computer, Inc.†	173	4,740
Synchrony Financial	366	27,889
Synopsys, Inc.†	143	69,012
Sysco Corp.	167	12,477
Take-Two Interactive Software, Inc.†	63	13,467
Tapestry, Inc.	1,630	236,415
Targa Resources Corp.	437	113,655
Target Corp.	121	15,700
Teradyne, Inc.	498	171,048
Tesla, Inc.†	2,707	1,033,072
Texas Instruments, Inc.	1,701	478,117
Texas Pacific Land Corp.	18	7,986
Thermo Fisher Scientific, Inc.	754	361,136
TJX Cos., Inc.	3,108	487,179
T-Mobile US, Inc.	1,141	223,065
Trade Desk, Inc., Class A†	136	3,208
TransDigm Group, Inc.	86	99,758
Travelers Cos., Inc.	61	18,614
Truist Financial Corp.	2,249	115,824
Twilio, Inc., Class A†	56	8,291
Uber Technologies, Inc.†	4,016	299,634
Ulta Beauty, Inc.†	53	28,486
Union Pacific Corp.	1,924	518,480
United Parcel Service, Inc., Class B	157	17,082
United Rentals, Inc.	177	169,892
United Therapeutics Corp.†	62	35,424
UnitedHealth Group, Inc.	1,420	526,082
US Bancorp	5,415	306,814
US Foods Holding Corp.†	999	93,397
Valero Energy Corp.	83	20,964
Veeva Systems, Inc., Class A†	88	13,725
Ventas, Inc.	3,375	296,527
Veralto Corp.	145	12,789
VeriSign, Inc.	54	14,508
Verisk Analytics, Inc.	29	5,350
Verizon Communications, Inc.	5,019	241,063
Vertex Pharmaceuticals, Inc.†	290	123,940
Vertiv Holdings Co., Class A	2,521	828,123
Visa, Inc., Class A	3,756	1,238,879
Vistra Corp.	426	67,240
Vulcan Materials Co.	739	222,986
W.R. Berkley Corp.	147	9,824
Security Description	Shares or Principal Amount	Value

United States (continued)
Walmart, Inc.	4,433	$584,846
Walt Disney Co.	1,847	191,626
Warner Bros. Discovery, Inc.†	588	15,905
Waste Management, Inc.	830	193,017
Waters Corp.†	691	213,678
WEC Energy Group, Inc.	220	25,947
Wells Fargo & Co.	3,257	267,823
Welltower, Inc.	1,180	256,461
WESCO International, Inc.	99	34,563
West Pharmaceutical Services, Inc.	34	10,118
Western Digital Corp.	415	180,326
Westinghouse Air Brake Technologies Corp.	48	12,955
Weyerhaeuser Co.	370	9,072
Williams Cos., Inc.	2,093	159,717
Williams-Sonoma, Inc.	37	6,705
Workday, Inc., Class A†	65	7,956
WW Grainger, Inc.	49	56,906
Xcel Energy, Inc.	184	15,263
Yum! Brands, Inc.	86	13,730
Zebra Technologies Corp., Class A†	32	7,240
Zillow Group, Inc., Class C†	65	2,886
Zimmer Biomet Holdings, Inc.	70	5,770
Zoetis, Inc.	120	13,796
Zscaler, Inc.†	241	31,494
		95,428,864
Total Common Stocks (cost $126,606,803)		172,229,236
CORPORATE BONDS & NOTES — 42.1%
Bermuda — 0.3%
Aircastle, Ltd./Aircastle Ireland DAC
5.00%, 09/15/2030*	$892,000	891,510
5.00%, 05/15/2031*	487,000	483,750
		1,375,260
Canada — 0.5%
Enbridge, Inc.
7.38%, 03/15/2055	807,000	853,278
Manulife Financial Corp.
4.99%, 12/11/2035	447,000	439,795
TELUS Corp.
3.40%, 05/13/2032	228,000	207,693
6.63%, 06/09/2056	432,000	429,622
		1,930,388
Cayman Islands — 0.2%
Avolon Holdings Funding, Ltd.
4.95%, 10/15/2032*	871,000	849,794
France — 0.4%
BNP Paribas SA
6.88%, 12/31/2099*	335,000	332,730
BPCE SA
5.39%, 05/28/2031*	406,000	411,857
SNF Group SACA
5.63%, 03/31/2031*	863,000	873,493
		1,618,080
Free of Tax — 0.2%
Bacardi, Ltd./Bacardi-Martini BV
5.40%, 06/15/2033*	815,000	807,730

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Germany — 0.1%
Allianz SE
6.50%, 12/31/2099*	$200,000	$200,136
Deutsche Bank AG
5.06%, 04/14/2032	248,000	247,723
		447,859
Ireland — 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95%, 03/10/2055	395,000	409,031
Flutter Treasury DAC
5.88%, 06/04/2031*	892,000	888,664
		1,297,695
Italy — 0.5%
Eni SpA
5.75%, 05/19/2035*	880,000	911,778
Intesa Sanpaolo SpA
6.63%, 06/20/2033*	1,000,000	1,089,065
		2,000,843
Japan — 0.4%
Mitsubishi UFJ Financial Group, Inc.
4.85%, 04/21/2032	329,000	328,439
5.16%, 04/24/2031	907,000	919,759
Norinchukin Bank
4.68%, 03/10/2031*	516,000	512,006
		1,760,204
Liberia — 0.2%
Royal Caribbean Cruises, Ltd.
5.38%, 01/15/2036	976,000	958,931
Mexico — 0.2%
FIBRA Prologis
5.63%, 01/14/2038*	451,000	444,235
Trust Fibra Uno
7.70%, 01/23/2032*	466,000	500,955
		945,190
Netherlands — 1.1%
Bacardi-Martini BV
6.00%, 02/01/2035*	648,000	661,669
Enel Finance International NV
5.75%, 09/30/2055*	880,000	824,391
ING Groep NV
4.80%, 03/23/2032	861,000	857,289
5.07%, 03/25/2031	1,040,000	1,050,997
5.42%, 03/23/2037	861,000	860,089
		4,254,435
Panama — 0.2%
Carnival Corp.
5.13%, 05/01/2029*	577,000	575,271
Singapore — 0.5%
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	512,000	509,804
5.30%, 05/19/2053	1,522,000	1,409,973
		1,919,777
Spain — 0.1%
CaixaBank SA
4.82%, 04/22/2032*	244,000	242,418
Security Description	Shares or Principal Amount	Value

Switzerland — 1.0%
UBS AG
4.63%, 02/16/2032	$1,180,000	$1,177,474
UBS Group AG
3.09%, 05/14/2032*	2,335,000	2,145,923
6.63%, 12/31/2099*	484,000	487,369
		3,810,766
United Kingdom — 1.4%
Anglo American Capital PLC
4.63%, 03/19/2031*	353,000	349,102
5.25%, 03/19/2036*	423,000	416,204
Barclays PLC
2.67%, 03/10/2032	1,000,000	900,780
5.34%, 09/10/2035	455,000	451,337
BP Capital Markets PLC
6.13%, 12/31/2099	444,000	453,988
Harbour Energy PLC
6.33%, 04/01/2035*	836,000	859,832
Lloyds Banking Group PLC
5.68%, 01/05/2035	896,000	923,702
Nationwide Building Society
5.54%, 07/14/2036*	413,000	416,412
Standard Chartered PLC
5.40%, 08/12/2036*	674,000	669,021
		5,440,378
United States — 34.5%
AbbVie, Inc.
4.25%, 11/21/2049	1,100,000	887,765
Ally Financial, Inc.
5.55%, 07/31/2033	680,000	675,811
Alphabet, Inc.
4.40%, 02/15/2033	437,000	430,267
4.80%, 02/15/2036	437,000	432,559
Amazon.com, Inc.
4.65%, 11/20/2035	1,118,000	1,088,487
5.45%, 11/20/2055	1,725,000	1,629,094
American International Group, Inc.
5.45%, 05/07/2035	446,000	454,836
Assurant, Inc.
5.55%, 02/15/2036	192,000	191,640
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	960,429
3.55%, 09/15/2055	1,388,000	893,759
5.40%, 02/15/2034	330,000	336,289
6.20%, 10/30/2056	566,000	560,686
Atlas Warehouse Lending Co. LP
4.63%, 11/15/2028*	250,000	246,836
Aviation Capital Group LLC
4.88%, 01/28/2033*	499,000	483,207
Baltimore Gas & Electric Co.
5.40%, 06/01/2053	2,000,000	1,879,691
Bank of America Corp.
2.88%, 10/22/2030	451,000	426,492
4.38%, 12/31/2099	914,000	905,608
5.29%, 04/25/2034	2,683,000	2,724,523
Bank of New York Mellon Corp.
5.19%, 03/14/2035	447,000	453,155
Bayer US Finance II LLC
5.50%, 07/30/2035*	439,000	433,577
Bayer US Finance LLC
6.50%, 11/21/2033*	408,000	434,278

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Beacon Funding Trust
6.27%, 08/15/2054*	$914,000	$909,233
Beignet Investor LLC
6.58%, 05/30/2049*	958,000	989,366
Belrose Funding Trust II
6.79%, 05/15/2055*	581,000	586,446
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036*	270,000	270,331
6.05%, 01/15/2029*	246,000	253,966
6.40%, 01/15/2034*	242,000	258,553
BMW US Capital LLC
3.70%, 04/01/2032*	465,000	435,110
5.40%, 03/21/2035*	431,000	436,254
Boeing Co.
3.25%, 02/01/2035	982,000	849,659
3.63%, 02/01/2031	479,000	456,960
3.75%, 02/01/2050	630,000	450,388
BP Capital Markets America, Inc.
2.94%, 06/04/2051	700,000	440,801
4.81%, 02/13/2033	876,000	878,515
Broadcom, Inc.
2.45%, 02/15/2031	1,000,000	910,904
3.14%, 11/15/2035*	782,000	666,520
Broadstone Net Lease LLC
5.00%, 11/01/2032	513,000	506,108
Campbell's Company
4.75%, 03/23/2035	906,000	834,427
Capital One Financial Corp.
2.36%, 07/29/2032	288,000	248,216
5.20%, 09/11/2036	864,000	837,848
6.18%, 01/30/2036	491,000	500,047
7.96%, 11/02/2034	353,000	407,188
Charles Schwab Corp.
6.10%, 09/01/2026(1)	796,000	796,353
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	1,344,000	824,628
3.90%, 06/01/2052	699,000	439,413
6.38%, 10/23/2035	422,000	426,380
6.83%, 10/23/2055	439,000	410,876
Cheniere Energy Partners LP
5.75%, 08/15/2034	1,644,000	1,704,688
Cheniere Energy, Inc.
5.65%, 04/15/2034	835,000	860,196
Citibank, N.A.
5.57%, 04/30/2034	814,000	847,147
Citigroup, Inc.
5.17%, 09/11/2036	827,000	819,283
6.63%, 12/31/2099	519,000	525,361
6.88%, 05/15/2026(1)	415,000	421,350
CNA Financial Corp.
5.20%, 08/15/2035	931,000	915,295
Comcast Corp.
2.89%, 11/01/2051	2,868,000	1,647,055
Consolidated Edison Co. of New York, Inc.
5.70%, 05/15/2054	825,000	807,483
Coterra Energy, Inc.
5.40%, 02/15/2035	887,000	894,830
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
5.60%, 01/15/2031*	1,252,000	1,218,004
6.63%, 07/15/2030*	556,000	562,373
Security Description	Shares or Principal Amount	Value

United States (continued)
Cousins Properties LP
4.88%, 03/01/2033	$169,000	$163,548
5.25%, 07/15/2030	496,000	503,702
Crown Castle, Inc.
5.20%, 09/01/2034	885,000	880,404
CVS Health Corp.
3.75%, 04/01/2030	624,000	604,618
4.78%, 03/25/2038	958,000	887,774
5.05%, 03/25/2048	730,000	629,814
5.63%, 02/21/2053	958,000	880,610
Daimler Truck Finance North America LLC
2.50%, 12/14/2031*	1,038,000	916,905
Dell International LLC / EMC Corp.
4.50%, 02/15/2031	458,000	453,413
5.10%, 02/15/2036	966,000	950,112
Dell International LLC/EMC Corp.
5.30%, 04/01/2032	337,000	343,575
Discover Financial Services
6.70%, 11/29/2032	824,000	898,516
DT Midstream, Inc.
5.80%, 12/15/2034*	862,000	887,674
Duke Energy Carolinas LLC
3.55%, 03/15/2052	1,168,000	821,233
Energy Transfer LP
5.35%, 01/15/2036	521,000	517,945
5.95%, 05/15/2054	391,000	369,150
Entergy Arkansas LLC
5.45%, 06/01/2034	404,000	416,001
Entergy Mississippi LLC
5.80%, 04/15/2055	841,000	823,865
Exelon Corp.
4.95%, 06/15/2035	436,000	424,457
FedEx Corp.
4.05%, 02/15/2048	559,000	423,275
4.90%, 01/15/2034	428,000	424,678
Fidelity National Information Services, Inc.
4.55%, 03/10/2029	951,000	947,286
4.80%, 03/10/2031	501,000	498,323
Florida Power & Light Co.
5.30%, 06/15/2034	810,000	832,779
5.70%, 03/15/2055	853,000	843,703
Flowers Foods, Inc.
2.40%, 03/15/2031	988,000	847,142
5.75%, 03/15/2035	826,000	795,928
Ford Motor Co.
3.25%, 02/12/2032	252,000	221,125
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	359,000	345,560
4.00%, 11/13/2030	486,000	456,507
Foundry JV Holdco LLC
5.90%, 01/25/2033*	574,000	597,209
6.10%, 01/25/2036*	417,000	437,756
Gabx Leasing LLC
5.30%, 04/15/2036*	378,000	373,201
General Motors Financial Co., Inc.
2.70%, 06/10/2031	402,000	362,276
5.45%, 09/06/2034	1,777,000	1,776,331
5.75%, 02/08/2031	415,000	429,189
Georgia Power Co.
5.20%, 03/15/2035	836,000	847,644
Grand River Funding Trust I
6.31%, 02/15/2036*	380,000	381,935

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Grand River Funding Trust II
7.28%, 02/15/2056*	$500,000	$521,544
Hartford Insurance Group, Inc.
2.90%, 09/15/2051	2,350,000	1,461,025
HCA, Inc.
3.63%, 03/15/2032	935,000	872,800
4.63%, 03/15/2052	547,000	435,072
Hexcel Corp.
5.88%, 02/26/2035	409,000	420,764
HF Sinclair Corp.
6.25%, 01/15/2035	507,000	525,822
Highwoods Realty LP
5.35%, 01/15/2033	133,000	131,737
7.65%, 02/01/2034	340,000	379,327
Honeywell Aerospace, Inc.
4.95%, 03/16/2036*	650,000	642,622
Horace Mann Educators Corp.
4.70%, 10/01/2030	375,000	369,499
Host Hotels & Resorts LP
5.50%, 04/15/2035	185,000	185,544
5.70%, 07/01/2034	526,000	536,866
Ingersoll Rand, Inc.
5.45%, 06/15/2034	885,000	905,646
Intel Corp.
3.25%, 11/15/2049	583,000	376,200
5.30%, 05/15/2036	537,000	534,746
Jefferies Financial Group, Inc.
5.13%, 04/28/2031	373,000	367,821
5.50%, 02/15/2036	340,000	327,421
JPMorgan Chase & Co.
2.96%, 01/25/2033	1,904,000	1,728,365
3.65%, 12/31/2099	438,000	437,204
5.15%, 04/23/2037	648,000	644,128
6.38%, 12/31/2099	1,078,000	1,078,000
KeyBank NA
5.00%, 01/26/2033	932,000	922,913
KeyCorp
5.31%, 01/28/2037	245,000	240,638
Keysight Technologies, Inc.
5.35%, 07/30/2030	729,000	748,535
Kilroy Realty LP
2.50%, 11/15/2032	513,000	422,811
Kroger Co.
5.00%, 09/15/2034	875,000	864,358
5.50%, 09/15/2054	924,000	857,562
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	182,000	154,453
LYB International Finance III LLC
5.88%, 01/15/2036	535,000	540,426
M&T Bank Corp.
5.05%, 01/27/2034	424,000	420,535
5.30%, 04/18/2036	1,753,000	1,738,622
5.40%, 07/30/2035	422,000	422,384
Mars, Inc.
5.00%, 03/01/2032*	570,000	578,238
5.20%, 03/01/2035*	1,000,000	1,008,923
5.70%, 05/01/2055*	591,000	575,065
Mercedes-Benz Finance North America LLC
4.50%, 03/10/2031*	782,000	773,477
Meta Platforms, Inc.
4.60%, 11/15/2032	257,000	253,910
5.25%, 05/15/2036	674,000	672,113
Security Description	Shares or Principal Amount	Value

United States (continued)
5.63%, 11/15/2055	$262,000	$240,572
6.30%, 05/15/2056	311,000	310,574
MetLife, Inc.
6.40%, 12/15/2066	401,000	410,777
Molex Electronic Technologies LLC
5.25%, 04/30/2032*	845,000	860,478
Morgan Stanley
1.79%, 02/13/2032	794,000	691,105
1.93%, 04/28/2032	2,970,000	2,582,891
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055*	338,000	348,423
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	1,013,000	940,366
Omnis Funding Trust
6.72%, 05/15/2055*	827,000	848,213
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	633,000	411,955
Oracle Corp.
3.60%, 04/01/2040	607,000	437,702
3.65%, 03/25/2041	511,000	362,523
4.00%, 07/15/2046	369,000	246,298
4.55%, 02/04/2029	600,000	592,763
4.70%, 09/27/2034	824,000	752,514
4.80%, 09/26/2032	635,000	603,799
5.35%, 05/04/2033	383,000	372,418
Ovintiv, Inc.
6.50%, 08/15/2034	272,000	291,562
6.50%, 02/01/2038	904,000	950,000
Owens Corning
5.95%, 06/15/2054	880,000	871,295
Pacific Life Global Funding II
4.88%, 07/17/2032*	1,539,000	1,545,385
Permian Resources Operating LLC
6.25%, 02/01/2033*	289,000	295,902
Philip Morris International, Inc.
4.88%, 04/29/2036	814,000	796,754
Phillips 66 Co.
5.88%, 03/15/2056	557,000	555,193
6.20%, 03/15/2056	418,000	419,374
Phillips Edison Grocery Center Operating Partnership I LP
5.25%, 08/15/2032	550,000	558,641
5.75%, 07/15/2034	250,000	257,600
Piedmont Operating Partnership LP
3.15%, 08/15/2030	471,000	428,781
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/2036	425,000	425,723
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	1,500,000	1,504,807
6.88%, 10/20/2034	488,000	539,726
Pricoa Global Funding I
4.75%, 08/26/2032*	938,000	930,376
Prologis Targeted US Logistics Fund LP
4.75%, 01/15/2036*	959,000	919,181
Protective Life Corp.
4.70%, 01/15/2031*	311,000	308,205
Prudential Financial, Inc.
5.13%, 03/01/2052	645,000	628,640
Public Service Electric & Gas Co.
5.50%, 03/01/2055	428,000	412,191
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.70%, 04/15/2036*	1,497,000	1,455,981

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
RD Michigan Property Owner I LLC
7.50%, 03/30/2045*	$340,000	$339,932
Regal Rexnord Corp.
6.40%, 04/15/2033	839,000	892,130
Regency Centers LP
5.10%, 01/15/2035	229,000	227,736
Repsol E&P Capital Markets US LLC
5.20%, 09/16/2030*	470,000	475,914
5.98%, 09/16/2035*	908,000	926,356
Salesforce, Inc.
4.90%, 09/15/2031	282,000	281,172
Stellantis Finance US, Inc.
6.45%, 03/18/2035*	435,000	434,384
Stellantis Financial Services US Corp.
5.40%, 09/15/2030*	428,000	422,875
Synchrony Financial
6.00%, 07/29/2036	225,000	223,859
Synopsys, Inc.
5.00%, 04/01/2032	214,000	216,261
5.15%, 04/01/2035	560,000	560,060
Tapestry, Inc.
5.50%, 03/11/2035	1,032,000	1,036,782
Tractor Supply Co.
1.75%, 11/01/2030	1,928,000	1,703,041
UnitedHealth Group, Inc.
5.15%, 07/15/2034	928,000	939,079
5.88%, 02/15/2053	834,000	826,769
Universal Health Services, Inc.
2.65%, 10/15/2030	1,004,000	907,201
Unum Group
4.50%, 12/15/2049	665,000	529,633
6.00%, 06/15/2054	672,000	650,177
US Bancorp
4.84%, 02/01/2034	2,000,000	1,978,077
Vertiv Holdings Co.
4.85%, 03/15/2036	389,000	378,675
Viatris, Inc.
3.85%, 06/22/2040	1,226,000	941,696
4.00%, 06/22/2050	917,000	608,598
Virginia Electric & Power Co.
4.90%, 09/15/2035	1,391,000	1,360,836
5.65%, 03/15/2055	857,000	822,213
Vistra Operations Co. LLC
5.00%, 04/30/2031*	560,000	558,407
Waste Management, Inc.
4.95%, 03/15/2035	423,000	423,626
Wells Fargo & Co.
3.35%, 03/02/2033	461,000	424,413
5.21%, 12/03/2035	1,655,000	1,652,467
5.39%, 04/24/2034	478,000	486,608
Western Union Co.
4.75%, 06/15/2029	1,030,000	1,023,188
Williams Cos., Inc.
5.15%, 03/15/2036	454,000	447,459
		138,877,135
Total Corporate Bonds & Notes (cost $170,923,715)		169,112,154
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
United States — 0.4%
VanEck Gold Miners ETF (cost $1,842,664)	19,533	1,724,569
Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 05/15/2026; Strike Price: $5,830.00)	85	$6,587
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 06/18/2026; Strike Price: $5,620.00)	84	56,700
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 06/18/2026; Strike Price: $5,800.00)	15	12,825
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 07/17/2026; Strike Price: $5,980.00)	108	264,060
Total Purchased Options (cost $1,351,846)		340,172
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(2) Expires 03/31/2040 (cost $0)	52	0
RIGHTS — 0.0%
United States — 0.0%
Hologic, Inc. CVR†(2) (cost $1)	106	1
Total Long-Term Investment Securities (cost $300,725,029)		343,406,132
SHORT-TERM INVESTMENTS — 11.6%
U.S. Government — 6.3%
United States Treasury Bills
3.54%, 08/20/2026	$8,510,000	8,415,762
3.57%, 05/28/2026	17,000,000	16,954,483
		25,370,245
Unaffiliated Investment Companies — 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(3)	21,091,767	21,091,767
Total Short-Term Investments (cost $46,463,494)		46,462,012
TOTAL INVESTMENTS (cost $347,188,523)	97.0%	389,868,144
Other assets less liabilities	3.0	12,204,203
NET ASSETS	100.0%	$402,072,347

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $43,690,513 representing 10.9% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of April 30, 2026.

ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)
CVR—Contingent Value Rights
DAC—Designated Activity Company
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Helsinki—NASDAQ Helsinki
NASDAQ Stockholm—Nasdaq Stockholm AB
NYSE—New York Stock Exchange
SEHK—Hong Kong Stock Exchange

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

TSX—Toronto Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
296	Long	MSCI World Index	June 2026	$41,897,222	$44,485,839	$2,588,617
151	Long	S&P 500 E-Mini Index	June 2026	50,765,688	54,690,313	3,924,625
32	Long	SPI 200 Index	June 2026	4,977,008	4,992,422	15,414
13	Long	XAK TECHNOLOGY JUN26	June 2026	4,066,783	4,199,390	132,607
192	Short	Bloomberg U.S. Corporate Investment Grade Index	June 2026	20,506,518	20,499,840	6,678
53	Short	Euro-Schatz	June 2026	6,634,558	6,578,013	56,545
4	Short	FTSE 100 Index	June 2026	576,310	564,901	11,409
344	Short	U.S. Treasury 10 Year Notes	June 2026	38,560,365	38,044,250	516,115
141	Short	U.S. Treasury 5 Year Notes	June 2026	15,304,874	15,204,867	100,007
6	Short	U.S. Treasury Ultra Bonds	June 2026	718,332	690,187	28,145
						$7,380,162

						Unrealized (Depreciation)
7	Long	S&P/Toronto Stock Exchange 60 Index	June 2026	$2,050,098	$2,045,040	$(5,058)
2	Long	TOPIX Index	June 2026	489,787	478,298	(11,489)
16	Long	U.S. Treasury 2 Year Notes	June 2026	3,320,682	3,314,000	(6,682)
115	Long	U.S. Treasury Long Bonds	June 2026	13,397,305	12,977,031	(420,274)
25	Long	U.S. Treasury Ultra 10 Year Notes	June 2026	2,844,185	2,821,485	(22,700)
104	Short	Euro STOXX 50 Index	June 2026	7,050,855	7,128,278	(77,423)
138	Short	MSCI Emerging Markets Index	June 2026	10,166,138	11,275,980	(1,109,842)
						$(1,653,468)
		Net Unrealized Appreciation (Depreciation)				$5,726,694

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CHF	5,116,280	JPY	1,045,359,803	05/26/2026	$125,089	$—
	EUR	1,055,000	USD	1,241,713	05/26/2026	2,292	—
	JPY	1,237,542,466	USD	7,789,653	05/26/2026	—	(127,865)
	USD	6,048,340	JPY	960,900,000	05/26/2026	99,282	—
						226,663	(127,865)
Barclays Bank PLC	BRL	2,413,000	USD	483,703	05/05/2026	—	(3,595)
	CHF	1,617,000	USD	2,080,164	05/26/2026	5,964	—
	GBP	3,066,000	USD	4,144,219	05/26/2026	—	(27,749)
	USD	2,628,471	AUD	3,671,000	05/26/2026	13,429	—
	USD	455,708	BRL	2,413,000	05/05/2026	31,590	—
	USD	1,993,216	CAD	2,718,000	05/26/2026	9,839	—
	USD	7,957,568	CHF	6,185,000	05/26/2026	—	(23,784)
	USD	443,789	HKD	3,472,000	05/13/2026	—	(371)
						60,822	(55,499)
Citibank, N.A.	BRL	2,413,000	USD	481,954	05/05/2026	—	(5,343)
	USD	483,703	BRL	2,413,000	05/05/2026	3,595	—
	USD	478,609	BRL	2,413,000	06/02/2026	5,172	—
	USD	1,650,718	TWD	52,199,000	05/20/2026	870	—
						9,637	(5,343)
Goldman Sachs International	EUR	1,522,000	USD	1,790,730	05/26/2026	2,674	—
	NOK	4,888,000	USD	524,241	05/26/2026	—	(3,244)
						2,674	(3,244)
Morgan Stanley & Co. International PLC	USD	203,352	DKK	1,291,000	05/26/2026	—	(340)

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG	SGD	1,196,000	USD	941,777	05/26/2026	$725	$—
	USD	1,561,454	INR	146,340,000	05/20/2026	—	(22,378)
	USD	820,333	KRW	1,214,544,000	05/20/2026	4,348	—
						5,073	(22,378)
Unrealized Appreciation (Depreciation)						$304,869	$(214,669)

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar

Industry Allocation*
Banks	14.0%
Short-Term Investments	11.6
Semiconductors	7.8
Internet	6.7
Pharmaceuticals	4.5
Insurance	4.3
Diversified Financial Services	4.2
Software	4.0
Electric	3.4
Oil & Gas	3.4
Telecommunications	2.8
Food	2.5
Computers	2.2
REITS	2.1
Auto Manufacturers	2.1
Retail	1.7
Aerospace/Defense	1.7
Pipelines	1.7
Healthcare-Services	1.3
Cosmetics/Personal Care	1.3
Electrical Components & Equipment	1.3
Media	1.0
Electronics	0.9
Machinery-Construction & Mining	0.9
Beverages	0.8
Commercial Services	0.7
Apparel	0.7
Chemicals	0.6
Miscellaneous Manufacturing	0.6
Leisure Time	0.6
Mining	0.5
Machinery-Diversified	0.5
Healthcare-Products	0.4
Transportation	0.4
Building Materials	0.4
Distribution/Wholesale	0.4
Auto Parts & Equipment	0.4
Unaffiliated Investment Companies	0.4
Entertainment	0.4
Home Furnishings	0.3
Engineering & Construction	0.2
Agriculture	0.2
Household Products/Wares	0.2
Environmental Control	0.2

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Industry Allocation*(continued)
Biotechnology	0.1%
Oil & Gas Services	0.1
Iron/Steel	0.1
Savings & Loans	0.1
Purchased Options	0.1
Gas	0.1
Energy-Alternate Sources	0.1
97.0%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$9,310	$715,538	$—	$724,848
Bermuda	58,339	—	—	58,339
Canada	4,821,606	—	—	4,821,606
Cayman Islands	33,037	—	—	33,037
China	524,634	3,314,696	—	3,839,330
Curacao	22,411	—	—	22,411
Hong Kong	26,885	1,349,188	—	1,376,073
India	730,639	—	—	730,639
Ireland	1,763,336	8,679	—	1,772,015
Israel	12,462	34,046	—	46,508
Luxembourg	147,808	5,420	—	153,228
Netherlands	113,867	3,588,066	—	3,701,933
Norway	1,219	891,849	—	893,068
Panama	5,647	—	—	5,647
Puerto Rico	24,053	—	—	24,053
Singapore	502,405	1,639,885	—	2,142,290
South Africa	23,194	—	—	23,194
Switzerland	589,936	6,256,218	—	6,846,154
Taiwan	3,979,611	—	—	3,979,611
United Kingdom	1,034,774	13,312,836	—	14,347,610
United States	95,396,879	31,985	—	95,428,864
Other Countries	—	31,258,778	—	31,258,778
Corporate Bonds & Notes	—	169,112,154	—	169,112,154
Unaffiliated Investment Companies	1,724,569	—	—	1,724,569
Purchased Options	340,172	—	—	340,172
Warrants	—	—	—	—
Rights	—	—	1	1
Short-Term Investments:
U.S. Government	—	25,370,245	—	25,370,245
Other Short-Term Investments	21,091,767	—	—	21,091,767
Total Investments at Value	$132,978,560	$256,889,583	$1	$389,868,144
Other Financial Instruments:†
Futures Contracts	$7,380,162	$—	$—	$7,380,162
Forward Foreign Currency Contracts	—	304,869	—	304,869
Total Other Financial Instruments	$7,380,162	$304,869	$—	$7,685,031

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,653,468	$—	$—	$1,653,468
Forward Foreign Currency Contracts	—	214,669	—	214,669
Total Other Financial Instruments	$1,653,468	$214,669	$—	$1,868,137

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Advertising — 0.1%
Advantage Solutions, Inc.†	433	$14,839
Arena Group Holdings, Inc.†	1,467	3,697
Boston Omaha Corp., Class A†	2,475	29,750
National CineMedia, Inc.	7,869	26,676
Nexxen International, Ltd.†	3,327	24,420
Stagwell, Inc.†	12,431	77,942
TechTarget, Inc.†	2,993	17,180
		194,504
Aerospace/Defense — 1.8%
AAR Corp.†	4,155	458,587
AeroVironment, Inc.†	4,081	795,877
AerSale Corp.†	2,765	18,581
AIRO Group Holdings, Inc.†	646	4,935
Amprius Technologies, Inc.†	12,197	256,869
Archer Aviation, Inc., Class A†	66,289	380,499
Astronics Corp.†	3,395	242,403
Beta Technologies, Inc., Class A†	3,622	57,698
Ducommun, Inc.†	1,482	210,340
Eve Holding, Inc.†	10,825	31,176
Firefly Aerospace, Inc.†	2,428	84,009
Intuitive Machines, Inc.†	11,931	302,451
Joby Aviation, Inc.†	62,933	578,354
Kratos Defense & Security Solutions, Inc.†	19,516	1,230,484
Mercury Systems, Inc.†	5,747	453,496
Moog, Inc., Class A	3,035	914,476
National Presto Industries, Inc.	556	77,751
Red Cat Holdings, Inc.†	11,185	131,088
Redwire Corp.†	11,550	106,145
Voyager Technologies, Inc., Class A†	5,219	137,834
York Space Systems, Inc.†	1,938	64,264
		6,537,317
Agriculture — 0.3%
Alico, Inc.	607	25,257
Andersons, Inc.	3,529	277,168
Dole PLC	7,310	110,966
Fresh Del Monte Produce, Inc.	3,583	150,092
Ispire Technology, Inc.†	2,550	3,519
Limoneira Co.	1,943	24,734
Tejon Ranch Co.†	2,220	43,446
Turning Point Brands, Inc.	1,929	155,632
Universal Corp.	2,685	143,862
Vital Farms, Inc.†	3,834	52,334
		987,010
Airlines — 0.2%
Allegiant Travel Co.†	1,542	116,637
Frontier Group Holdings, Inc.†	6,244	22,666
JetBlue Airways Corp.†	32,039	149,141
SkyWest, Inc.†	4,365	358,454
Sun Country Airlines Holdings, Inc.†	5,621	88,812
		735,710
Apparel — 0.4%
Capri Holdings, Ltd.†	12,746	248,674
Carter's, Inc.	3,833	138,448
Ermenegildo Zegna NV	6,800	82,416
Kontoor Brands, Inc.	5,970	437,959
Lakeland Industries, Inc.	1,041	10,587
Oxford Industries, Inc.	1,497	64,131
Rocky Brands, Inc.	819	30,033
Steven Madden, Ltd.	7,744	290,865
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Superior Group of Cos., Inc.	1,270	$14,326
Torrid Holdings, Inc.†	2,718	4,675
Weyco Group, Inc.	686	22,631
Wolverine World Wide, Inc.	9,012	153,384
		1,498,129
Auto Manufacturers — 0.1%
Blue Bird Corp.†	3,404	218,230
Faraday Future Intelligent Electric, Inc.†	16,531	7,211
Hyliion Holdings Corp.†	14,726	28,127
Wabash National Corp.	4,376	38,027
		291,595
Auto Parts & Equipment — 1.0%
Dauch Corp.†	25,121	143,441
Adient PLC†	8,476	178,420
Aeva Technologies, Inc.†	4,048	64,728
Cooper-Standard Holdings, Inc.†	1,975	59,388
Dana, Inc.	12,143	442,612
Dorman Products, Inc.†	2,978	335,055
Douglas Dynamics, Inc.	2,525	116,478
Fox Factory Holding Corp.†	4,428	78,597
Garrett Motion, Inc.	17,604	450,838
Gentherm, Inc.†	3,262	98,186
Goodyear Tire & Rubber Co.†	30,292	214,467
Holley, Inc.†	6,801	22,443
indie Semiconductor, Inc., Class A†	22,794	102,801
Methode Electronics, Inc.	4,163	33,387
Microvast Holdings, Inc.†	22,381	43,195
Miller Industries, Inc.	1,289	61,859
Motorcar Parts of America, Inc.†	1,650	18,513
Phinia, Inc.	4,090	295,094
Solid Power, Inc.†	17,241	59,482
Standard Motor Products, Inc.	2,310	86,325
Strattec Security Corp.†	441	33,190
Titan International, Inc.†	5,170	39,395
Visteon Corp.	2,962	330,885
XPEL, Inc.†	2,758	131,336
		3,440,115
Banks — 8.5%
Mechanics Bancorp., Class A	5,476	80,853
1st Source Corp.	1,996	146,766
ACNB Corp.	1,169	59,257
Alerus Financial Corp.	2,681	72,226
Amalgamated Financial Corp.	2,513	102,731
Amerant Bancorp., Inc.	4,011	92,133
Ameris Bancorp.	7,032	599,478
Ames National Corp.	994	28,011
Arrow Financial Corp.	1,760	64,856
Associated Banc-Corp.	17,952	505,528
Atlantic Union Bankshares Corp.	15,320	576,798
BancFirst Corp.	2,252	251,346
Bancorp., Inc.†	4,548	272,107
Bank First Corp.	990	143,857
Bank of Hawaii Corp.	4,249	337,838
Bank of Marin Bancorp.	1,551	39,768
Bank of N.T. Butterfield & Son, Ltd.	4,534	251,410
Bank7 Corp.	524	22,501
BankUnited, Inc.	8,102	376,581
Bankwell Financial Group, Inc.	686	35,480
Banner Corp.	3,633	243,084
Bar Harbor Bankshares	1,791	61,342
BayCom Corp.	1,198	35,916

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BCB Bancorp., Inc.	1,689	$17,143
Blue Ridge Bankshares, Inc.	7,303	25,049
Bridgewater Bancshares, Inc.†	2,431	44,074
Burke & Herbert Financial Services Corp.	1,491	95,886
Business First Bancshares, Inc.	3,128	85,645
Byline Bancorp., Inc.	3,213	103,298
C & F Financial Corp.	347	25,938
California Bancorp.	2,546	47,585
Camden National Corp.	1,801	86,754
Capital Bancorp., Inc.	1,219	38,386
Capital City Bank Group, Inc.	1,474	68,055
Carter Bankshares, Inc.†	2,410	61,696
Cathay General Bancorp.	7,046	394,787
CB Financial Services, Inc.	530	18,645
Central Pacific Financial Corp.	2,737	91,087
Chain Bridge Bancorp., Inc., Class A†	266	9,885
Chemung Financial Corp.	473	31,412
ChoiceOne Financial Services, Inc.	1,479	44,414
Citizens & Northern Corp.	1,687	37,249
Citizens Financial Services, Inc.	516	32,591
City Holding Co.	1,505	185,055
Civista Bancshares, Inc.	1,766	43,920
CNB Financial Corp.	3,264	99,160
Coastal Financial Corp.†	1,355	102,465
CoastalSouth Bancshares, Inc.	212	5,417
Colony Bankcorp., Inc.	1,998	39,640
Community Financial System, Inc.	5,712	361,912
Community Trust Bancorp., Inc.	1,722	111,809
Community West Bancshares	2,624	62,241
ConnectOne Bancorp., Inc.	5,219	152,499
Customers Bancorp., Inc.†	3,345	255,123
CVB Financial Corp.	17,904	364,705
Dime Community Bancshares, Inc.	4,254	152,676
Eagle Bancorp., Inc.	3,095	80,006
Eagle Financial Services, Inc.	522	19,669
Eastern Bankshares, Inc.	23,383	473,038
ECB Bancorp., Inc.†	875	15,715
Enterprise Financial Services Corp.	3,909	226,018
Equity Bancshares, Inc., Class A	1,646	74,630
Esquire Financial Holdings, Inc.	773	81,258
Farmers & Merchants Bancorp., Inc.	1,441	38,590
Farmers National Banc Corp.	5,945	83,646
FB Bancorp., Inc.†	2,028	28,351
FB Financial Corp.	4,605	248,992
Fidelity D&D Bancorp., Inc.	538	24,258
Financial Institutions, Inc.	2,102	71,615
Finwise Bancorp.†	1,030	16,017
First Bancorp.	4,331	250,072
First BanCorp. Puerto Rico	16,765	407,054
First Bancorp., Inc.	1,249	35,547
First Bank	2,185	32,425
First Busey Corp.	9,117	238,865
First Business Financial Services, Inc.	836	46,983
First Commonwealth Financial Corp.	11,136	205,014
First Community Bankshares, Inc.	1,650	70,323
First Community Corp.	841	24,902
First Financial Bancorp.	11,217	339,651
First Financial Bankshares, Inc.	14,445	466,140
First Financial Corp.	1,246	81,825
First Internet Bancorp.	943	21,614
First Interstate BancSystem, Inc., Class A	9,395	333,429
First Merchants Corp.	6,791	274,628
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Mid Bancshares, Inc.	2,282	$96,049
First National Corp.	886	23,674
First United Corp.	684	25,417
Firstsun Capital Bancorp.†	2,547	90,062
Five Star Bancorp.	1,707	69,048
Flagstar Bank N.A.	32,627	455,799
Franklin Financial Services Corp.	477	26,879
Fulton Financial Corp.	20,621	445,207
FVCBankcorp., Inc.	1,801	28,204
GBank Financial Holdings, Inc.†	1,023	30,127
German American Bancorp., Inc.	3,957	170,428
Glacier Bancorp., Inc.	13,843	678,999
Great Southern Bancorp., Inc.	912	62,217
Hancock Whitney Corp.	9,009	608,198
Hanmi Financial Corp.	3,179	95,084
Hanover Bancorp., Inc.	539	12,785
Hawthorn Bancshares, Inc.	661	22,223
HBT Financial, Inc.	1,197	33,229
Heritage Financial Corp.	3,694	101,659
Hilltop Holdings, Inc.	4,645	174,977
Home BancShares, Inc.	20,242	543,903
Hope Bancorp., Inc.	13,623	169,606
Horizon Bancorp., Inc.	5,097	92,256
Independent Bank Corp.	5,343	416,701
Independent Bank Corp.	2,101	69,774
International Bancshares Corp.	5,848	419,536
Investar Holding Corp.	1,046	28,985
John Marshall Bancorp., Inc.	1,417	29,757
Kearny Financial Corp.	6,681	53,715
Lakeland Financial Corp.	2,739	165,764
Landmark Bancorp., Inc.	541	14,347
LCNB Corp.	1,656	26,844
LINKBANCORP., Inc.	2,541	22,081
Live Oak Bancshares, Inc.	3,748	140,925
MainStreet Bancshares, Inc.	800	18,736
Mercantile Bank Corp.	1,722	88,356
Merchants Bancorp.	2,862	133,197
Meridian Corp.	1,031	19,403
Metrocity Bankshares, Inc.	2,267	72,521
Metropolitan Bank Holding Corp.	957	84,551
Mid Penn Bancorp., Inc.	2,155	71,050
Midland States Bancorp., Inc.	2,096	54,517
MVB Financial Corp.	1,298	33,917
National Bank Holdings Corp., Class A	4,181	178,529
National Bankshares, Inc.	758	27,133
NB Bancorp., Inc.	4,310	84,605
NBT Bancorp., Inc.	5,555	242,698
NewtekOne, Inc.	2,275	29,507
Nicolet Bankshares, Inc.	1,983	290,470
Northeast Bank	832	103,459
Northeast Community Bancorp., Inc.	1,393	33,425
Northpointe Bancshares, Inc.	1,200	21,396
Northrim BanCorp., Inc.	2,252	55,242
Norwood Financial Corp.	1,055	30,880
Oak Valley Bancorp.	771	25,505
OFG Bancorp.	4,636	213,071
Ohio Valley Banc Corp.	432	19,228
Old National Bancorp.	37,510	899,115
Old Second Bancorp., Inc.	5,104	105,193
OP Bancorp.	1,339	19,201
Orange County Bancorp., Inc.	1,246	42,489
Origin Bancorp., Inc.	3,141	147,062
Orrstown Financial Services, Inc.	2,010	73,847

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Park National Corp.	1,600	$275,504
Parke Bancorp, Inc.	1,187	35,741
Pathward Financial, Inc.	2,395	207,982
Patriot National Bancorp., Inc.†	4,996	6,120
PCB Bancorp.	1,234	29,776
Peapack-Gladstone Financial Corp.	1,698	70,892
Peoples Bancorp. of North Carolina, Inc.	499	19,671
Peoples Bancorp., Inc.	3,826	131,614
Peoples Financial Services Corp.	968	55,137
Pioneer Bancorp., Inc.†	1,340	19,068
Plumas Bancorp.	626	31,932
Ponce Financial Group, Inc.†	2,246	39,215
Primis Financial Corp.	2,530	37,090
Princeton Bancorp., Inc.	624	22,320
QCR Holdings, Inc.	1,759	159,049
RBB Bancorp.	1,706	41,149
Red River Bancshares, Inc.	569	51,625
Renasant Corp.	10,173	405,801
Republic Bancorp., Inc., Class A	885	67,021
Rhinebeck Bancorp., Inc.†	513	8,382
Richmond Mutual BanCorp., Inc.	1,035	16,374
S&T Bancorp., Inc.	4,122	181,904
SB Financial Group, Inc.	675	14,067
Seacoast Banking Corp. of Florida	9,715	305,731
ServisFirst Bancshares, Inc.	5,537	440,856
Shore Bancshares, Inc.	3,237	62,474
Sierra Bancorp.	1,298	46,832
Simmons First National Corp., Class A	15,501	329,551
SmartFinancial, Inc.	1,649	69,159
South Plains Financial, Inc.	1,382	56,773
Southern First Bancshares, Inc.†	828	46,616
Southside Bancshares, Inc.	3,036	100,279
SR Bancorp., Inc.	895	17,282
Stellar Bancorp., Inc.	5,004	187,950
Stock Yards Bancorp., Inc.	2,838	205,273
Texas Capital Bancshares, Inc.†	4,713	474,599
Third Coast Bancshares, Inc.†	1,457	54,404
Tompkins Financial Corp.	1,491	125,647
Towne Bank	9,368	333,126
TriCo Bancshares	3,254	163,579
Triumph Financial, Inc.†	2,464	166,764
TrustCo. Bank Corp.	1,859	88,488
Trustmark Corp.	6,005	266,442
UMB Financial Corp.	7,785	982,233
Union Bankshares, Inc.	414	10,222
United Bankshares, Inc.	15,084	660,830
United Community Banks, Inc.	13,149	438,256
Unity Bancorp., Inc.	848	44,333
Univest Financial Corp.	2,992	113,666
Valley National Bancorp.	52,329	710,105
Virginia National Bankshares Corp.	529	22,324
Walker & Dunlop, Inc.	3,583	180,404
Washington Trust Bancorp., Inc.	2,117	66,537
WesBanco., Inc.	10,215	351,192
West BanCorp., Inc.	1,569	37,578
Westamerica BanCorp.	2,626	143,957
Western New England Bancorp., Inc.	2,090	29,156
		29,929,157
Beverages — 0.1%
BRC, Inc., Class A†	5,546	5,990
MGP Ingredients, Inc.	1,652	32,941
Security Description	Shares or Principal Amount	Value

Beverages (continued)
National Beverage Corp.†	2,271	$77,713
Vita Coco Co., Inc.†	5,139	339,122
Westrock Coffee Co.†	2,465	14,519
Zevia PBC, Class A†	3,588	4,593
		474,878
Biotechnology — 7.8%
4D Molecular Therapeutics, Inc.†	4,300	38,141
Aardvark Therapeutics, Inc.†	1,438	7,808
Abeona Therapeutics, Inc.†	3,669	20,033
Absci Corp.†	14,995	74,600
ACADIA Pharmaceuticals, Inc.†	13,605	305,432
ADC Therapeutics SA†	10,003	37,811
ADMA Biologics, Inc.†	24,897	255,194
Aktis Oncology, Inc.†	2,239	41,981
Aldeyra Therapeutics, Inc.†	4,942	7,512
Alector, Inc.†	8,097	19,190
Allogene Therapeutics, Inc.†	16,899	35,995
Alpha Teknova, Inc.†	1,233	4,377
Altimmune, Inc.†	10,082	26,213
Alumis Inc†	7,463	184,261
AnaptysBio, Inc.†	1,960	128,831
Anavex Life Sciences Corp.†	9,594	32,044
ANI Pharmaceuticals, Inc.†	1,976	156,993
Annexon, Inc.†	11,288	66,261
Apogee Therapeutics, Inc.†	4,669	387,013
Arbutus Biopharma Corp.†	16,546	69,493
Arcturus Therapeutics Holdings, Inc.†	2,116	18,240
Arcus Biosciences, Inc.†	8,723	222,437
Arcutis Biotherapeutics, Inc.†	11,868	275,575
Ardelyx, Inc.†	26,684	168,910
ArriVent Biopharma, Inc.†	3,338	103,778
Arrowhead Pharmaceuticals, Inc.†	14,530	1,067,664
ARS Pharmaceuticals, Inc.†	6,312	52,137
Atea Pharmaceuticals, Inc.†	7,169	39,501
Atlantic International Corp.†	1,247	1,858
Aura Biosciences, Inc.†	4,736	33,389
Aurinia Pharmaceuticals, Inc.†	12,819	197,220
Axsome Therapeutics, Inc.†	4,470	928,643
Beam Therapeutics, Inc.†	10,267	311,398
Benitec Biopharma, Inc.†	1,605	19,340
Bicara Therapeutics, Inc.†	3,435	74,127
BioAge Labs, Inc.†	2,567	43,254
BioCryst Pharmaceuticals, Inc.†	24,408	223,577
Biohaven, Ltd.†	10,372	99,468
Bridgebio Pharma, Inc.†	17,114	1,216,977
Bright Minds Biosciences, Inc.†	515	45,294
Capricor Therapeutics, Inc.†	4,206	141,238
Cardiff Oncology, Inc.†	6,767	11,707
Cartesian Therapeutics, Inc.†	1,037	6,450
Celcuity, Inc.†	3,767	457,125
Celldex Therapeutics, Inc.†	8,239	270,898
CG oncology, Inc.†	6,188	412,987
Cogent Biosciences, Inc.†	15,365	549,913
Compass Therapeutics, Inc.†	14,593	25,830
Crinetics Pharmaceuticals, Inc.†	10,544	408,896
CRISPR Therapeutics AG†	9,576	501,208
Cullinan Therapeutics, Inc.†	5,777	75,390
Cytek Biosciences, Inc.†	13,083	59,658
Cytokinetics, Inc.†	12,921	826,556
Definium Therapeutics, Inc.†	10,272	224,751
Denali Therapeutics, Inc.†	15,507	290,291
Design Therapeutics, Inc.†	2,380	32,368

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
DiaMedica Therapeutics, Inc.†	3,561	$21,544
Dianthus Therapeutics, Inc.†	3,904	342,771
Disc Medicine, Inc.†	2,780	183,341
Dyne Therapeutics, Inc.†	13,830	242,717
Edgewise Therapeutics, Inc.†	7,362	227,928
Editas Medicine, Inc.†	9,461	28,383
Eledon Pharmaceuticals, Inc.†	5,987	21,793
Emergent BioSolutions, Inc.†	5,346	43,998
Entrada Therapeutics, Inc.†	3,181	42,944
Erasca, Inc.†	19,201	204,491
Esperion Therapeutics, Inc.†	26,416	52,832
Evolus, Inc.†	4,923	26,535
Evommune, Inc.†	1,137	27,061
EyePoint, Inc.†	8,533	112,636
Fate Therapeutics, Inc.†	6,952	8,690
First Tracks Biotherapeutics, Inc.†	1,960	45,609
Forafric Global PLC†	622	6,220
Geron Corp.†	60,271	92,817
Gossamer Bio, Inc.†	20,755	7,634
Greenwich Lifesciences, Inc.†	588	13,889
Humacyte, Inc.†	14,229	11,978
Ideaya Biosciences, Inc.†	8,871	258,146
ImmunityBio, Inc.†	31,692	225,013
Immunome, Inc.†	10,270	235,594
Immunovant, Inc.†	8,877	240,966
Inhibrx Biosciences, Inc.†	1,030	133,086
Inmune Bio, Inc.†	1,317	1,883
Innoviva, Inc.†	7,039	161,827
Intellia Therapeutics, Inc.†	11,439	154,198
Iovance Biotherapeutics, Inc.†	34,723	116,669
Jade Biosciences, Inc.†	3,471	84,692
Janux Therapeutics, Inc.†	4,584	65,872
Keros Therapeutics, Inc.†	3,326	36,985
Kodiak Sciences, Inc.†	3,521	153,093
Korro Bio, Inc.†	769	10,374
Krystal Biotech, Inc.†	2,674	701,283
Kura Oncology, Inc.†	8,637	76,265
Kymera Therapeutics, Inc.†	6,158	499,229
Larimar Therapeutics, Inc.†	5,841	23,714
LB Pharmaceuticals, Inc.†	2,173	68,906
LENZ Therapeutics, Inc.†	1,905	17,107
Lexeo Therapeutics, Inc.†	6,483	36,921
Ligand Pharmaceuticals, Inc.†	2,091	479,780
Liquidia Corp.†	7,172	281,214
MapLight Therapeutics, Inc.†	1,906	60,744
Maravai LifeSciences Holdings, Inc., Class A†	11,776	43,336
Maze Therapeutics, Inc.†	2,422	64,377
MBX Biosciences, Inc.†	3,216	97,188
MeiraGTx Holdings PLC†	4,990	46,008
Mineralys Therapeutics, Inc.†	5,283	140,792
Monopar Therapeutics, Inc.†	519	27,066
Monte Rosa Therapeutics, Inc.†	5,275	101,016
Myriad Genetics, Inc.†	10,548	50,103
NeoGenomics, Inc.†	13,762	127,436
Niagen Bioscience, Inc.†	6,339	29,983
Nkarta, Inc.†	4,743	13,138
Novavax, Inc.†	16,345	129,534
Nurix Therapeutics, Inc.†	10,900	182,030
Nuvalent, Inc., Class A†	5,398	541,311
Nuvation Bio, Inc.†	25,798	114,801
Olema Pharmaceuticals, Inc.†	6,559	94,515
Omeros Corp.†	7,282	106,317
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Organogenesis Holdings, Inc.†	8,072	$18,969
Oruka Therapeutics, Inc.†	4,200	287,322
Palvella Therapeutics, Inc.†	797	102,271
Perspective Therapeutics, Inc.†	7,022	27,386
Phathom Pharmaceuticals, Inc.†	4,212	47,174
Praxis Precision Medicines, Inc.†	2,785	887,942
Precigen, Inc.†	20,358	84,689
Prime Medicine, Inc.†	11,127	39,445
Protalix BioTherapeutics, Inc.†	7,779	16,725
Protara Therapeutic, Inc.†	3,644	19,423
Prothena Corp. PLC†	4,583	50,688
PTC Therapeutics, Inc.†	8,457	550,212
Puma Biotechnology, Inc.†	4,760	35,748
Rapport Therapeutics, Inc.†	3,213	106,447
Recursion Pharmaceuticals, Inc., Class A†	43,089	149,088
REGENXBIO, Inc.†	4,948	44,384
Relay Therapeutics, Inc.†	15,184	196,785
Replimune Group, Inc.†	7,735	19,879
Rezolute, Inc.†	8,595	27,504
Rigel Pharmaceuticals, Inc.†	2,041	58,985
Rocket Pharmaceuticals, Inc.†	9,523	33,140
Sana Biotechnology, Inc.†	18,655	61,375
Savara, Inc.†	15,990	83,788
Scholar Rock Holding Corp.†	9,038	421,261
Septerna, Inc.†	2,480	58,925
Sionna Therapeutics, Inc.†	1,823	70,550
Soleno Therapeutics, Inc.†	5,214	275,404
Solid Biosciences, Inc.†	6,940	50,384
Stoke Therapeutics, Inc.†	5,064	165,694
Syndax Pharmaceuticals, Inc.†	9,390	201,228
Tango Therapeutics, Inc.†	11,662	252,132
Tarsus Pharmaceuticals, Inc.†	4,341	276,131
Taysha Gene Therapies, Inc.†	24,691	157,776
Tectonic Therapeutic, Inc.†	1,262	35,298
Terns Pharmaceuticals, Inc.†	10,291	544,703
Tevogen Bio Holdings, Inc.†	79	525
TG Therapeutics, Inc.†	15,662	529,062
Theravance Biopharma, Inc.†	4,153	69,521
Travere Therapeutics, Inc.†	8,852	372,846
TriSalus Life Sciences, Inc.†	3,413	14,744
Tvardi Therapeutics, Inc.†	443	1,395
Tyra Biosciences, Inc.†	2,769	96,223
Upstream Bio, Inc.†	3,666	33,654
UroGen Pharma, Ltd.†	4,068	96,940
Vera Therapeutics, Inc.†	6,210	221,138
Veracyte, Inc.†	8,570	282,124
Verastem, Inc.†	6,201	33,857
Vericel Corp.†	5,582	193,863
Vir Biotechnology, Inc.†	9,596	98,023
Viridian Therapeutics, Inc.†	8,872	119,595
Wave Life Sciences, Ltd.†	15,216	107,425
Xencor, Inc.†	7,875	93,949
Xenon Pharmaceuticals, Inc.†	9,320	522,293
XOMA Royalty Corp.†	1,062	43,478
Zenas Biopharma, Inc.†	1,946	37,597
Zevra Therapeutics, Inc. †	6,381	64,895
Zymeworks, Inc.†	5,491	151,222
		27,778,783
Building Materials — 1.5%
NWPX Infrastructure, Inc. †	1,055	103,749
AirJoule Technologies Corp.†	2,443	7,524
American Woodmark Corp.†	1,525	66,612

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Apogee Enterprises, Inc.	2,321	$84,484
Aspen Aerogels, Inc.†	7,969	29,565
Boise Cascade Co.	4,007	317,635
Gibraltar Industries, Inc.†	3,219	125,638
Griffon Corp.	4,140	377,444
JELD-WEN Holding, Inc.†	10,247	14,038
Knife River Corp.†	6,170	571,033
LSI Industries, Inc.	3,178	77,257
Masterbrand, Inc.†	14,075	126,394
Modine Manufacturing Co.†	5,627	1,432,803
Smith-Midland Corp.†	310	10,472
SPX Technologies, Inc.†	5,203	1,138,989
Tecnoglass, Inc.	2,816	121,313
Titan America SA	2,764	45,578
UFP Industries, Inc.	6,275	561,550
		5,212,078
Chemicals — 1.6%
AdvanSix, Inc.	2,757	67,988
American Vanguard Corp.†	3,137	9,034
Balchem Corp.	3,542	572,458
Cabot Corp.	5,601	431,053
Calumet, Inc.†	7,435	243,273
Chemours Co.	16,249	437,910
Codexis, Inc.†	9,973	28,124
Ecovyst, Inc.†	12,300	174,414
H.B. Fuller Co.	5,901	357,128
Hawkins, Inc.	2,138	358,008
Ingevity Corp.†	3,920	298,665
Innospec, Inc.	2,679	204,300
Intrepid Potash, Inc.†	1,245	49,265
Koppers Holdings, Inc.	2,105	85,947
Kronos Worldwide, Inc.	2,463	18,325
Mativ Holdings, Inc.	5,750	53,360
Minerals Technologies, Inc.	3,407	245,100
Oil-Dri Corp. of America	1,058	77,181
Orion SA	6,644	49,963
Perimeter Solutions, Inc.†	15,014	454,924
Quaker Chemical Corp.	1,507	204,786
Rayonier Advanced Materials, Inc.†	6,932	65,785
Rogers Corp.†	1,905	258,604
Sensient Technologies Corp.	4,561	518,312
Stepan Co.	2,393	119,722
Trinseo PLC	3,871	387
Tronox Holdings PLC	13,097	130,839
Valhi, Inc.	273	4,109
		5,518,964
Coal — 0.5%
Alpha Metallurgical Resources, Inc.†	1,256	234,181
Core Natural Resources, Inc.	5,497	493,301
Hallador Energy Co.†	3,349	52,010
NACCO Industries, Inc., Class A	461	22,211
Peabody Energy Corp.	13,330	355,378
Ramaco Resources, Inc., Class A†	4,359	64,731
SunCoke Energy, Inc.	9,079	61,919
Warrior Met Coal, Inc.	5,623	505,226
		1,788,957
Commercial Services — 3.5%
Chaince Digital Holdings, Inc.†	3,637	19,785
Covista, Inc.†	3,655	421,129
GPGI, Inc.	19,381	299,049
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
ABM Industries, Inc.	6,522	$266,098
Acacia Research Corp.†	4,157	21,118
AirSculpt Technologies, Inc.†	1,478	3,961
Alarm.com Holdings, Inc.†	5,186	230,310
Alight, Inc., Class A	46,641	38,591
Alta Equipment Group, Inc.	2,310	17,902
American Public Education, Inc.†	1,917	111,474
AMN Healthcare Services, Inc.†	4,175	85,462
Arlo Technologies, Inc.†	11,015	154,761
Barrett Business Services, Inc.	2,731	86,108
BrightView Holdings, Inc.†	7,629	90,785
Brink's Co.	4,474	477,599
Cadiz, Inc.†	6,251	27,067
Carriage Services, Inc.	1,527	74,976
Cass Information Systems, Inc.	1,278	60,437
CBIZ, Inc.†	5,288	161,284
Cimpress PLC†	1,853	163,916
CoreCivic, Inc.†	11,242	230,011
Coursera, Inc.†	15,489	92,160
CPI Card Group, Inc.†	768	13,601
CRA International, Inc.	682	107,395
Cross Country Healthcare, Inc.†	3,681	37,252
Custom Truck One Source, Inc.†	6,884	67,807
Deluxe Corp.	4,710	146,716
Distribution Solutions Group, Inc.†	662	17,914
Driven Brands Holdings, Inc.†	6,455	87,594
Emerald Holding, Inc.	2,236	10,442
Ennis, Inc.	2,468	51,532
European Wax Center, Inc., Class A†	2,802	16,252
EVERTEC, Inc.	7,097	209,574
First Advantage Corp.†	8,949	114,189
Flywire Corp.†	12,546	169,496
Forrester Research, Inc.†	1,501	9,441
Franklin Covey Co.†	1,050	22,260
FTAI Infrastructure, Inc.	12,495	76,782
GEO Group, Inc.†	14,515	268,673
Graham Holdings Co., Class B	341	382,776
Green Dot Corp., Class A†	5,726	71,861
Hackett Group, Inc.	2,584	33,359
Healthcare Services Group, Inc.†	7,536	161,346
Herc Holdings, Inc.	3,511	445,616
Hertz Global Holdings, Inc.†	12,838	81,650
HireQuest, Inc.	807	9,337
Huron Consulting Group, Inc.†	1,839	240,293
ICF International, Inc.	2,044	146,473
Information Services Group, Inc.	4,031	16,446
Insperity, Inc.	4,035	143,525
John Wiley & Sons, Inc., Class A	4,451	182,179
Kelly Services, Inc., Class A	3,543	34,580
Kforce, Inc.	1,883	85,130
KinderCare Learning Cos., Inc.†	3,601	14,152
Korn Ferry	5,634	374,323
Laureate Education, Inc.†	13,718	412,843
Legalzoom.com, Inc.†	13,449	86,746
Legence Corp., Class A†	5,524	480,367
Lifecore Biomedical, Inc.†	3,151	15,976
Lincoln Educational Services Corp.†	3,237	133,170
MarketWise, Inc.	198	3,330
Marqeta, Inc., Class A†	39,647	172,068
Matthews International Corp., Class A	3,292	93,954
Medifast, Inc.†	1,218	13,240
Mister Car Wash, Inc.†	10,783	76,344
Monro, Inc.	3,046	53,488

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
NPK International, Inc.†	8,939	$146,153
NRC Health	1,512	24,887
Payoneer Global, Inc.†	30,454	151,661
Paysafe, Ltd.†	3,868	34,967
Perdoceo Education Corp.	6,938	235,476
Priority Technology Holdings, Inc.†	2,922	15,136
PROG Holdings, Inc.	4,272	153,066
Progyny, Inc.†	7,995	148,547
Quad/Graphics, Inc.	2,481	18,459
RCM Technologies, Inc.†	558	17,460
Remitly Global, Inc.†	18,727	409,934
Repay Holdings Corp.†	7,537	28,565
Resources Connection, Inc.	3,557	15,082
Sezzle, Inc.†	1,787	142,245
SoundThinking, Inc.†	1,259	8,586
Spire Global, Inc.†	3,120	55,630
StoneCo., Ltd., Class A	27,098	297,536
Strategic Education, Inc.	2,499	195,922
Stride, Inc.†	4,483	435,568
Target Hospitality Corp.†	3,580	52,053
TIC Solutions, Inc.†	21,898	200,148
Transcat, Inc.†	996	75,796
TriNet Group, Inc.	3,174	145,306
TrueBlue, Inc.†	3,296	18,095
Udemy, Inc.†	10,203	48,362
Universal Technical Institute, Inc.†	5,179	194,368
Upbound Group, Inc.	5,815	114,904
USCB Financial Holdings, Inc.	1,201	21,906
Verra Mobility Corp.†	17,160	254,483
Vestis Corp.†	9,977	96,976
Willdan Group, Inc.†	1,502	114,152
		12,396,904
Computers — 1.4%
3D Systems Corp.†	15,271	37,567
ASGN, Inc.†	4,539	95,773
Cantaloupe, Inc.†	6,180	67,485
Conduent, Inc.†	17,611	30,115
Corsair Gaming, Inc.†	5,420	36,802
Cricut, Inc., Class A	5,280	22,757
CSP, Inc.	262	2,434
Diebold Nixdorf, Inc.†	2,611	200,551
D-Wave Quantum, Inc.†	39,287	796,740
Grid Dynamics Holdings, Inc.†	7,169	40,792
Insight Enterprises, Inc.†	3,139	228,833
Maximus, Inc.	5,943	389,980
Mitek Systems, Inc.†	4,710	65,752
NCR Atleos Corp.†	7,901	350,646
NCR Voyix Corp.†	15,463	106,540
NetScout Systems, Inc.†	7,544	254,233
NextNav, Inc.†	10,398	192,675
OneSpan, Inc.	4,277	49,528
PAR Technology Corp.†	4,430	59,539
Pitney Bowes, Inc.	10,868	168,019
Qualys, Inc.†	3,927	341,374
Rapid7, Inc.†	7,015	41,388
Rigetti Computing, Inc.†	35,320	616,334
Rimini Street, Inc.†	4,324	14,745
Telos Corp.†	5,880	25,108
Tenable Holdings, Inc.†	12,760	266,556
TTEC Holdings, Inc.†	2,698	7,851
Unisys Corp.†	7,449	19,442
Security Description	Shares or Principal Amount	Value

Computers (continued)
V2X, Inc.†	2,514	$170,474
Varonis Systems, Inc.†	12,545	329,933
Vuzix Corp.†	7,302	21,030
		5,050,996
Cosmetics/Personal Care — 0.2%
Edgewell Personal Care Co.	4,748	107,067
Honest Co., Inc.†	10,617	37,160
Interparfums, Inc.	2,007	183,079
Olaplex Holdings, Inc.†	16,046	32,573
Prestige Consumer Healthcare, Inc.†	5,231	294,610
SkinHealth Systems, Inc.†	13,000	11,072
Solesence, Inc.†	2,138	2,865
Waldencast PLC, Class A†	4,836	4,304
		672,730
Distribution/Wholesale — 0.7%
Gold.com, Inc.	2,115	95,577
EVI Industries, Inc.	625	11,606
G-III Apparel Group, Ltd.	3,877	120,924
Global Industrial Co.	1,505	49,831
Hudson Technologies, Inc.†	4,638	29,034
OPENLANE, Inc.†	11,357	357,064
Resideo Technologies, Inc.†	13,933	576,408
Rush Enterprises, Inc., Class A	6,563	485,859
Rush Enterprises, Inc., Class B	989	72,058
ScanSource, Inc.†	2,376	97,701
ThredUp, Inc., Class A†	10,966	47,044
Titan Machinery, Inc.†	2,389	49,954
VSE Corp.	2,902	498,215
		2,491,275
Diversified Financial Services — 2.8%
Acadian Asset Management, Inc.	2,968	199,895
AlTi Global, Inc.†	5,152	18,238
Artisan Partners Asset Management, Inc., Class A	6,753	252,832
Atlanticus Holdings Corp.†	624	49,552
Bakkt, Inc.†	1,575	13,577
Better Home & Finance Holding Co.†	558	22,951
BGC Group, Inc., Class A	39,113	439,239
Bread Financial Holdings, Inc.	1,541	130,646
Burford Capital, Ltd.	22,223	109,337
Cohen & Steers, Inc.	2,993	210,378
Columbia Financial, Inc.†	3,080	59,228
Consumer Portfolio Services, Inc.†	1,166	10,587
Dave, Inc.†	1,113	302,725
DigitalBridge Group, Inc.	19,205	298,830
Enact Holdings, Inc.	2,978	127,250
Encore Capital Group, Inc.†	2,350	194,509
Enova International, Inc.†	2,571	435,553
Federal Agricultural Mtg. Corp., Class C	997	173,279
Finance Of America Cos, Inc., Class A†	505	9,974
First Western Financial, Inc.†	917	25,960
GCM Grosvenor, Inc., Class A	5,144	56,172
International Money Express, Inc.†	2,950	46,934
Jefferson Capital, Inc.	1,059	21,964
LendingClub Corp.†	12,217	208,544
LendingTree, Inc.†	1,321	65,508
loanDepot, Inc., Class A†	10,028	15,543
Marex Group PLC	5,942	317,006
Medallion Financial Corp.	2,092	19,163
Miami International Holdings, Inc.†	2,659	123,617
Moelis & Co., Class A	5,291	344,550
Navient Corp.	7,681	70,972

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Nelnet, Inc., Class A	1,213	$171,882
NerdWallet, Inc., Class A†	4,065	44,065
Onity Group, Inc.†	803	36,946
Oportun Financial Corp.†	4,678	28,489
OppFi, Inc.†	2,758	26,229
Pagseguro Digital, Ltd., Class A	19,198	192,364
Paysign, Inc.†	3,765	24,698
PennyMac Financial Services, Inc.	3,185	287,574
Perella Weinberg Partners	7,014	159,498
Piper Sandler Cos.	7,548	658,186
PJT Partners, Inc., Class A	2,479	378,642
PRA Group, Inc.†	4,166	90,777
Radian Group, Inc.	14,627	524,085
Regional Management Corp.	1,059	39,554
Resolute Holdings Management, Inc.†	449	61,104
Security National Financial Corp., Class A†	1,757	17,219
Siebert Financial Corp.†	1,608	2,814
Silvercrest Asset Management Group, Inc., Class A	891	11,717
StepStone Group, Inc., Class A	7,495	396,485
StoneX Group, Inc.†	7,926	840,394
Strive, Inc.†	5,675	87,168
Upstart Holdings, Inc.†	9,283	293,157
Velocity Financial, Inc.†	1,144	22,068
Victory Capital Holdings, Inc., Class A	4,901	384,778
Virtus Investment Partners, Inc.	675	98,246
Vroom, Inc.†	122	1,828
Wealthfront Corp.†	3,781	39,814
Webull Corp.†	30,065	205,344
Westwood Holdings Group, Inc.	847	13,925
WisdomTree, Inc.	13,519	229,823
World Acceptance Corp.†	255	37,526
		9,780,912
Electric — 1.6%
Ameresco, Inc., Class A†	3,548	104,985
Avista Corp.	8,741	359,255
Black Hills Corp.	8,104	610,150
Genie Energy, Ltd., Class B	2,418	33,779
Hawaiian Electric Industries, Inc.†	17,824	268,608
MGE Energy, Inc.	3,982	319,436
Net Power, Inc.†	3,861	7,375
Northwestern Energy Group, Inc.	6,657	481,567
Oklo, Inc.†	13,167	954,608
Ormat Technologies, Inc.	6,589	757,076
Otter Tail Corp.	4,158	371,060
Portland General Electric Co.	12,220	634,585
TXNM Energy, Inc.	10,867	641,805
Unitil Corp.	1,904	99,884
		5,644,173
Electrical Components & Equipment — 1.1%
American Superconductor Corp.†	4,745	254,047
AZZ, Inc.	3,131	447,858
Belden, Inc.	4,225	475,228
Energizer Holdings, Inc.	6,716	131,499
EnerSys	3,968	846,216
Graham Corp.†	1,151	109,575
Insteel Industries, Inc.	2,036	53,303
nLight, Inc.†	5,090	355,537
Novanta, Inc.†	3,879	502,447
Powell Industries, Inc.	3,090	856,764
		4,032,474
Security Description	Shares or Principal Amount	Value

Electronics — 3.7%
Advanced Energy Industries, Inc.	4,050	$1,554,835
Allient, Inc.	1,604	122,193
Applied Optoelectronics, Inc.†	7,100	1,166,956
Atkore, Inc.	3,631	283,763
Atmus Filtration Technologies, Inc.	8,846	560,836
Badger Meter, Inc.	3,188	385,461
Bel Fuse, Inc., Class A	183	44,551
Bel Fuse, Inc., Class B	1,121	309,217
Benchmark Electronics, Inc.	3,811	312,693
CTS Corp.	3,106	177,353
Enovix Corp.†	18,796	125,369
ESCO Technologies, Inc.	2,805	908,680
Evolv Technologies Holdings, Inc.†	17,265	124,308
Itron, Inc.†	4,902	410,788
Kimball Electronics, Inc.†	2,652	71,630
Knowles Corp.†	8,989	280,367
Kopin Corp.†	18,286	81,556
KULR Technology Group, Inc.†	3,749	9,672
Mesa Laboratories, Inc.	511	51,100
MicroVision, Inc.†	35,220	23,118
Mirion Technologies, Inc.†	25,867	510,873
M-Tron Industries, Inc.†	334	22,304
Napco Security Technologies, Inc.	3,709	173,396
Neonode, Inc.†	1,194	1,982
NVE Corp.	352	29,142
OSI Systems, Inc.†	1,689	484,608
Plexus Corp.†	2,857	715,907
Sanmina Corp.†	5,735	1,249,198
SKYX Platforms Corp.†	6,961	7,518
Standard BioTools, Inc.†	34,679	32,206
TTM Technologies, Inc.†	11,045	1,747,540
Turtle Beach Corp.†	1,701	19,596
Vicor Corp.†	2,481	668,059
Vishay Intertechnology, Inc.	13,068	378,580
		13,045,355
Energy-Alternate Sources — 1.1%
SunPower, Inc.†	6,855	5,675
Array Technologies, Inc.†	16,983	131,448
ASP Isotopes, Inc.†	10,187	53,584
Eos Energy Enterprises, Inc.†	33,164	222,199
Fluence Energy, Inc.†	7,208	87,793
FutureFuel Corp.	2,570	12,799
Gevo, Inc.†	24,948	47,651
Green Plains, Inc.†	7,510	130,524
Montauk Renewables, Inc.†	5,305	7,745
Nextpower, Inc., Class A†	15,678	1,867,720
Plug Power, Inc.†	144,251	451,506
REX American Resources Corp.†	3,069	148,846
Shoals Technologies Group, Inc., Class A†	18,604	147,716
Sunrun, Inc.†	24,643	313,705
T1 Energy, Inc.†	22,145	106,296
Verde Clean Fuels, Inc.†	1,046	1,893
XCF Global, Inc., Class A†	2,585	1,034
		3,738,134
Engineering & Construction — 3.2%
908 Devices, Inc.†	3,049	20,825
Arcosa, Inc.	5,218	659,920
Argan, Inc.	1,449	970,801
Bowman Consulting Group, Ltd.†	1,468	46,330
Cardinal Infrastructure Group, Inc., Class A†	1,395	73,977
Centuri Holdings, Inc.†	9,599	360,922

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction (continued)
Concrete Pumping Holdings, Inc.†	2,649	$20,980
Construction Partners, Inc., Class A†	5,125	633,757
Dycom Industries, Inc.†	3,102	1,284,538
Energy Services of America Corp.	1,344	22,848
Exponent, Inc.	5,287	353,647
Fluor Corp.†	17,376	927,010
Frontdoor, Inc.†	7,795	534,971
Granite Construction, Inc.	4,723	647,382
IES Holdings, Inc.†	975	627,978
Latham Group, Inc.†	5,263	31,946
Limbach Holdings, Inc.†	1,186	118,327
Mistras Group, Inc.†	1,353	25,545
MYR Group, Inc.†	1,657	670,770
Orion Group Holdings, Inc.†	4,366	59,465
Primoris Services Corp.	5,798	1,050,308
Southland Holdings, Inc.†	1,266	1,355
Sterling Infrastructure, Inc.†	3,203	1,651,531
TSS, Inc.†	2,075	31,789
Tutor Perini Corp.	4,804	446,388
		11,273,310
Entertainment — 1.0%
Accel Entertainment, Inc.†	5,719	71,430
AMC Entertainment Holdings, Inc., Class A†	58,373	88,727
Atlanta Braves Holdings, Inc., Class A†	683	36,144
Atlanta Braves Holdings, Inc., Class C†	4,979	246,012
Bally's Corp.†	834	11,109
Brightstar Lottery PLC	11,321	148,645
Cinemark Holdings, Inc.	11,579	341,812
Falcon's Beyond Global, Inc., Class A†	1,044	17,664
IMAX Corp.†	4,834	183,789
Inspired Entertainment, Inc.†	2,988	20,976
Lionsgate Studios Corp.†	22,361	278,171
Madison Square Garden Entertainment Corp.†	4,278	286,284
Marriott Vacations Worldwide Corp.	3,006	216,462
Monarch Casino & Resort, Inc.	1,361	161,537
Pursuit Attractions & Hospitality, Inc.†	2,334	98,215
RCI Hospitality Holdings, Inc.	756	18,915
Red Rock Resorts, Inc., Class A	5,270	284,369
Reservoir Media, Inc.†	2,314	23,279
Rush Street Interactive, Inc.†	9,956	279,764
Six Flags Entertainment Corp.†	10,351	194,392
Starz Entertainment Corp.†	1,554	28,500
Super Group SGHC, Ltd.	17,183	222,692
United Parks & Resorts, Inc.†	2,950	103,987
Webtoon Entertainment, Inc.†	2,080	25,459
		3,388,334
Environmental Control — 0.3%
Arq, Inc.†	3,763	8,542
Casella Waste Systems, Inc., Class A†	6,756	535,413
CECO Environmental Corp.†	3,222	238,879
Energy Recovery, Inc.†	5,787	64,062
Enviri Corp.†	8,203	161,517
Onterris, Inc.†	3,592	75,612
Perma-Fix Environmental Services, Inc.†	1,913	24,219
Pure Cycle Corp.†	2,365	27,292
PureCycle Technologies, Inc.†	14,190	106,141
		1,241,677
Food — 0.7%
Marzetti Company	2,178	283,750
B&G Foods, Inc.	9,033	50,043
Security Description	Shares or Principal Amount	Value

Food (continued)
Beyond Meat, Inc.†	43,291	$42,603
Calavo Growers, Inc.	1,941	54,659
Cal-Maine Foods, Inc.	4,738	366,058
Chefs' Warehouse, Inc.†	3,913	303,649
Grocery Outlet Holding Corp.†	10,524	83,245
Hain Celestial Group, Inc.†	10,055	6,568
HF Foods Group, Inc.†	4,854	9,368
Ingles Markets, Inc., Class A	1,618	147,998
J&J Snack Foods Corp.	1,632	144,040
John B. Sanfilippo & Son, Inc.	818	66,904
Lifeway Foods, Inc.†	595	15,970
Mama's Creations, Inc.†	4,061	57,626
Mission Produce, Inc.†	4,610	63,895
Nathan's Famous, Inc.	213	21,381
Natural Grocers by Vitamin Cottage, Inc.	1,542	44,656
Seneca Foods Corp., Class A†	499	69,790
Simply Good Foods Co.†	9,363	125,183
SunOpta, Inc.†	10,393	67,347
Tootsie Roll Industries, Inc.	1,857	78,403
United Natural Foods, Inc.†	6,467	323,479
Utz Brands, Inc.	7,849	62,478
Village Super Market, Inc., Class A	1,070	46,106
Weis Markets, Inc.	1,397	98,041
		2,633,240
Forest Products & Paper — 0.1%
Magnera Corp.†	3,785	37,774
Sylvamo Corp.	3,593	153,529
		191,303
Gas — 1.0%
Brookfield Infrastructure Corp., Class A	12,999	480,963
Chesapeake Utilities Corp.	2,489	313,913
New Jersey Resources Corp.	10,902	613,891
Northwest Natural Holding Co.	4,518	239,454
ONE Gas, Inc.	6,463	576,629
RGC Resources, Inc.	934	21,230
Southwest Gas Holdings, Inc.	7,155	672,928
Spire, Inc.	6,296	574,069
		3,493,077
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.	3,180	94,287
Enerpac Tool Group Corp.	5,822	204,352
Franklin Electric Co., Inc.	4,186	419,395
Kennametal, Inc.	8,216	318,042
Luxfer Holdings PLC	2,758	41,508
		1,077,584
Healthcare-Products — 3.0%
10X Genomics, Inc., Class A†	12,247	270,046
Accuray, Inc.†	12,054	5,628
Adaptive Biotechnologies Corp.†	16,451	231,959
Alphatec Holdings, Inc.†	12,493	121,932
AngioDynamics, Inc.†	4,468	48,880
Anteris Technologies Global Corp.†	3,695	22,724
Artivion, Inc.†	4,668	167,254
AtriCure, Inc.†	5,367	150,866
Avanos Medical, Inc.†	4,719	116,182
Avita Medical, Inc.†	1,616	6,981
Axogen, Inc.†	4,992	215,654
Azenta, Inc.†	4,348	106,830
Beta Bionics, Inc.†	4,241	43,258
BioLife Solutions, Inc.†	4,398	92,710

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Bioventus, Inc., Class A†	4,889	$48,254
Butterfly Network, Inc.†	21,837	104,599
CareDx, Inc.†	5,482	114,080
Castle Biosciences, Inc.†	3,291	80,597
Ceribell, Inc.†	2,833	57,113
Cerus Corp.†	20,732	42,086
ClearPoint Neuro, Inc.†	2,962	33,115
CONMED Corp.	3,363	123,288
CVRx, Inc.†	1,847	13,871
Delcath Systems, Inc.†	3,440	35,707
Electromed, Inc.†	784	20,157
Embecta Corp.	6,392	58,487
Enovis Corp.†	6,239	146,242
Glaukos Corp.†	6,030	866,330
GRAIL, Inc.†	3,770	205,390
Guardant Health, Inc.†	13,385	1,165,566
Haemonetics Corp.†	5,115	307,360
ICU Medical, Inc.†	2,608	310,874
Inogen, Inc.†	2,678	19,041
Integer Holdings Corp.†	3,719	329,169
Integra LifeSciences Holdings Corp.†	7,498	79,029
iRadimed Corp.	886	73,928
iRhythm Holdings, Inc.†	3,439	444,181
Kestra Medical Technologies, Ltd.†	2,215	45,895
KORU Medical Systems, Inc.†	4,828	19,264
Lantheus Holdings, Inc.†	7,020	594,032
LeMaitre Vascular, Inc.	2,254	247,377
Lensar, Inc.†	1,070	5,596
LivaNova PLC†	5,880	353,388
Lucid Diagnostics, Inc.†	7,870	8,421
MaxCyte, Inc.†	8,369	7,365
Merit Medical Systems, Inc.†	6,308	430,079
MiMedx Group, Inc.†	13,212	44,392
Myomo, Inc.†	3,701	3,181
Neogen Corp.†	23,585	221,699
NeuroPace, Inc.†	2,734	46,095
Novocure, Ltd.†	11,083	168,572
OmniAb, Inc.†	8,879	12,342
Omnicell, Inc.†	4,861	201,343
OraSure Technologies, Inc.†	6,952	21,134
Orthofix Medical, Inc.†	4,125	48,510
OrthoPediatrics Corp.†	2,050	30,873
Outset Medical, Inc.†	2,015	8,604
Pacific Biosciences of California, Inc.†	30,349	48,255
PROCEPT BioRobotics Corp.†	5,733	137,821
Pulmonx Corp.†	4,702	6,019
Pulse Biosciences, Inc.†	1,698	35,947
Quanterix Corp.†	4,981	15,591
Quantum-Si, Inc.†	18,515	18,156
QuidelOrtho Corp.†	7,581	93,246
RxSight, Inc.†	3,652	25,820
Sanara Medtech, Inc.†	345	6,552
SANUWAVE Health, Inc.†	797	13,047
Shoulder Innovations, Inc.†	377	4,822
SI-BONE, Inc.†	4,172	51,691
STAAR Surgical Co.†	3,736	98,481
Stereotaxis, Inc.†	6,634	12,406
Tactile Systems Technology, Inc.†	2,470	56,859
Tandem Diabetes Care, Inc.†	7,524	146,906
TransMedics Group, Inc.†	3,622	365,061
Treace Medical Concepts, Inc.†	5,677	10,275
Twist Bioscience Corp.†	6,547	382,672
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
UFP Technologies, Inc.†	815	$156,179
Utah Medical Products, Inc.	305	19,953
Varex Imaging Corp.†	4,443	51,761
		10,555,050
Healthcare-Services — 2.3%
Strata Critical Medical, Inc. †	7,865	39,482
Addus HomeCare Corp.†	1,907	184,769
agilon health, Inc.†	1,420	39,689
Alignment Healthcare, Inc.†	20,267	456,818
Ardent Health, Inc.†	2,635	25,718
Astrana Health, Inc.†	4,338	148,099
Aveanna Healthcare Holdings, Inc.†	5,949	38,906
Biote Corp., Class A†	3,045	6,760
BrightSpring Health Services, Inc.†	13,914	667,455
Brookdale Senior Living, Inc.†	24,985	358,785
Clover Health Investments Corp.†	45,316	124,619
Community Health Systems, Inc.†	14,742	41,867
Concentra Group Holdings Parent, Inc.	12,482	280,471
CorVel Corp.†	3,112	178,816
DocGo, Inc.†	11,538	8,142
Enhabit, Inc.†	5,633	77,397
Ensign Group, Inc.	6,060	1,131,341
Fortrea Holdings, Inc.†	10,285	118,277
Fulgent Genetics, Inc.†	2,473	37,565
GeneDx Holdings Corp.†	2,027	127,478
Ginkgo Bioworks Holdings, Inc.†	4,569	38,654
HealthEquity, Inc.†	9,093	745,899
Innovage Holding Corp.†	2,153	17,547
Joint Corp.†	960	8,515
LifeMD, Inc.†	4,409	20,634
LifeStance Health Group, Inc.†	17,786	134,640
Lumexa Imaging Holdings, Inc.†	2,757	26,384
Nano-X Imaging, Ltd.†	7,305	12,492
National HealthCare Corp.	1,370	237,407
Neuronetics, Inc.†	4,111	7,975
Oncology Institute, Inc.†	6,710	25,901
OPKO Health, Inc.†	45,892	51,628
Option Care Health, Inc.†	17,230	350,286
Oscar Health, Inc., Class A†	22,111	408,169
PACS Group, Inc.†	4,719	158,322
Pediatrix Medical Group, Inc. †	9,158	206,147
Pennant Group, Inc.†	3,756	117,638
Personalis, Inc.†	5,611	30,973
Privia Health Group, Inc.†	12,449	309,358
RadNet, Inc.†	7,365	416,491
SBC Medical Group Holdings, Inc.†	645	2,129
Select Medical Holdings Corp.	11,595	190,274
Sonida Senior Living, Inc.†	627	23,801
Surgery Partners, Inc.†	8,589	120,504
Teladoc Health, Inc.†	19,473	118,006
U.S. Physical Therapy, Inc.	1,682	119,792
Viemed Healthcare, Inc.†	3,879	38,635
		8,030,655
Home Builders — 1.4%
Beazer Homes USA, Inc.†	3,167	68,375
Cavco Industries, Inc.†	835	423,345
Century Communities, Inc.	2,780	155,736
Champion Homes, Inc.†	6,005	457,761
Dream Finders Homes, Inc., Class A†	2,973	43,406
Forestar Group, Inc.†	2,078	58,724
Green Brick Partners, Inc.†	3,416	230,375

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders (continued)
Hovnanian Enterprises, Inc., Class A†	526	$59,143
Installed Building Products, Inc.	2,503	722,241
KB Home	6,713	355,722
LCI Industries	2,554	304,488
LGI Homes, Inc.†	2,202	107,832
M/I Homes, Inc.†	2,815	370,144
Meritage Homes Corp.	7,247	488,013
Taylor Morrison Home Corp.†	10,317	626,655
Tri Pointe Homes, Inc.†	9,092	426,324
Winnebago Industries, Inc.	3,043	99,232
		4,997,516
Home Furnishings — 0.2%
Alliance Laundry Holdings, Inc.†	4,486	113,810
Arhaus, Inc.	5,942	43,971
Daktronics, Inc.†	4,287	84,282
Ethan Allen Interiors, Inc.	2,691	57,426
Flexsteel Industries, Inc.	471	26,046
Hamilton Beach Brands Holding Co., Class A	937	19,499
Leggett & Platt, Inc.	14,387	156,387
Lovesac Co.†	1,559	24,648
MillerKnoll, Inc.	7,414	119,217
Sleep Number Corp.†	2,429	7,311
Sonos, Inc.†	12,760	189,231
Traeger, Inc.†	98	4,085
Xperi, Inc.†	5,032	33,664
		879,577
Household Products/Wares — 0.2%
ACCO Brands Corp.	10,545	33,850
Acme United Corp.	378	15,407
Helen of Troy, Ltd.†	2,713	62,806
Quanex Building Products Corp.	5,076	101,216
Spectrum Brands Holdings, Inc.	2,464	203,526
WD-40 Co.	1,391	292,054
		708,859
Housewares — 0.1%
Central Garden & Pet Co.†	867	32,097
Central Garden & Pet Co., Class A†	5,345	179,378
		211,475
Insurance — 1.9%
Octave Specialty Group, Inc.†	5,126	22,708
Abacus Global Management, Inc.	4,387	41,676
American Coastal Insurance Corp.	2,734	32,535
American Integrity Insurance Group, Inc.	635	12,446
AMERISAFE, Inc.	2,123	64,327
Ategrity Specialty Holdings LLC†	344	6,536
Baldwin Insurance Group, Inc.†	10,423	236,810
Bowhead Specialty Holdings, Inc.†	1,831	43,541
Citizens, Inc.†	5,141	27,761
CNO Financial Group, Inc.	10,115	449,612
Crawford & Co., Class A	2,024	21,738
Donegal Group, Inc., Class A	1,946	32,732
eHealth, Inc.†	3,272	6,740
Employers Holdings, Inc.	2,126	89,547
Essent Group, Ltd.	9,989	604,534
F&G Annuities & Life, Inc.	4,135	118,426
Fidelis Insurance Holdings, Ltd.	5,929	125,280
Genworth Financial, Inc.,†	42,673	375,096
GoHealth, Inc., Class A†	515	582
Goosehead Insurance, Inc., Class A†	2,651	118,738
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Greenlight Capital Re, Ltd., Class A†	3,073	$56,297
Hamilton Insurance Group, Ltd., Class B	4,875	159,754
HCI Group, Inc.	1,164	178,755
Heritage Insurance Holdings, Inc.†	2,778	81,451
Hippo Holdings, Inc.†	2,122	55,872
Horace Mann Educators Corp.	4,398	199,845
Investors Title Co.	151	35,754
James River Group Holdings, Inc.	4,242	26,300
Kestrel Group, Ltd.†	315	3,062
Kingstone Cos, Inc.	1,257	20,954
Kingsway Financial Services, Inc.†	2,351	25,297
Lemonade, Inc.†	6,733	381,357
MBIA, Inc.†	5,471	31,951
Mercury General Corp.	2,891	281,323
NI Holdings, Inc.†	883	11,373
NMI Holdings, Inc.†	8,377	324,274
Palomar Holdings, Inc.†	2,844	342,361
ProAssurance Corp.†	5,478	135,307
Root, Inc., Class A†	1,306	71,151
Safety Insurance Group, Inc.	1,566	117,701
Selective Insurance Group, Inc.	6,463	542,569
Selectquote, Inc.†	15,363	14,131
SiriusPoint, Ltd.†	7,533	176,347
Skyward Specialty Insurance Group, Inc.†	3,998	181,709
Slide Insurance Holdings, Inc.†	7,698	143,568
Stewart Information Services Corp.	3,109	217,599
Tiptree, Inc.	2,603	44,876
Trupanion, Inc.†	4,040	96,920
United Fire Group, Inc.	2,294	92,494
Universal Insurance Holdings, Inc.	2,820	111,757
		6,593,474
Internet — 1.1%
Bed Bath & Beyond, Inc. †	7,557	37,029
1-800-Flowers.com, Inc., Class A†	3,127	11,070
Angi, Inc.†	4,076	29,918
AudioEye, Inc.†	985	7,053
Backblaze, Inc., Class A†	6,437	27,550
BARK, Inc.†	606	5,721
Bumble, Inc., Class A†	8,755	36,333
Cargurus, Inc.†	8,411	306,665
Cars.com, Inc.†	6,079	66,808
Cogent Communications Holdings, Inc.	5,278	119,547
Crexendo, Inc.†	1,644	10,752
Entravision Communications Corp., Class A	7,941	29,937
ePlus, Inc.	2,846	241,028
EverQuote, Inc., Class A†	3,245	46,793
Figs, Inc., Class A†	9,978	149,271
fuboTV, Inc., Class A†	3,083	37,982
Gaia, Inc.†	1,937	6,063
Gambling.com Group, Ltd.†	2,018	7,769
Getty Images Holdings, Inc.†	12,575	9,683
Grindr, Inc.†	3,343	44,696
Groupon, Inc.†	2,994	42,545
HealthStream, Inc.	2,579	53,540
Hims & Hers Health, Inc.†	21,998	597,686
Lands' End, Inc.†	978	11,042
Liquidity Services, Inc.†	2,560	91,264
Magnite, Inc.†	15,310	196,198
MediaAlpha, Inc., Class A†	4,050	34,465
Nerdy, Inc.†	6,572	5,877
Newsmax, Inc.†	5,364	33,793
Nextdoor Holdings, Inc.†	25,597	40,955

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Open Lending Corp.†	12,336	$21,711
OptimizeRx Corp.†	1,652	10,292
Phoenix Education Partners, Inc.	261	7,313
Q2 Holdings, Inc.†	6,713	340,685
QuinStreet, Inc.†	6,003	76,598
RealReal, Inc.†	11,124	132,264
Revolve Group, Inc.†	4,528	115,238
Rumble, Inc.†	11,490	86,520
Serve Robotics, Inc.†	6,848	64,577
Shutterstock, Inc.	2,521	40,764
Sprinklr, Inc., Class A†	12,078	59,424
Stitch Fix, Inc., Class A†	12,904	46,970
Travelzoo†	722	7,068
TripAdvisor, Inc.†	12,217	135,975
Tucows, Inc., Class A†	713	11,215
Upwork, Inc.†	13,375	138,431
Vivid Seats, Inc., Class A†	374	2,506
Yelp, Inc.†	6,430	177,468
Ziff Davis, Inc.†	4,267	195,258
ZipRecruiter, Inc., Class A†	8,005	23,375
		4,032,685
Investment Companies — 1.5%
Bit Digital, Inc.†	37,402	56,477
Bitdeer Technologies Group, Class A†	11,135	125,714
Brookfield Business Corp., Class A	2,621	89,376
Cannae Holdings, Inc.	4,521	61,079
Cipher Digital, Inc.†	35,007	621,024
Cleanspark, Inc.†	26,880	336,806
Compass Diversified Holdings	7,218	85,245
Core Scientific, Inc.†	31,313	626,260
HA Sustainable Infrastructure Capital, Inc.	13,423	563,095
Hut 8 Corp.†	10,579	801,677
Innventure, Inc.†	2,544	16,561
MARA Holdings, Inc.†	41,182	493,772
Riot Platforms, Inc.†	37,623	648,621
Terawulf, Inc.†	37,015	804,336
		5,330,043
Iron/Steel — 0.2%
Commercial Metals Co.	12,015	828,554
Friedman Industries, Inc.	756	15,566
		844,120
Leisure Time — 0.7%
Callaway Golf Co †	14,522	222,187
Acushnet Holdings Corp.	2,977	288,233
American Outdoor Brands, Inc.†	1,397	13,146
Escalade, Inc.	1,135	21,224
Global Business Travel Group I†	14,750	86,435
Johnson Outdoors, Inc., Class A	617	32,473
Life Time Group Holdings, Inc.†	16,226	435,019
Lindblad Expeditions Holdings, Inc.†	4,370	80,976
Livewire Group, Inc.†	235	428
Malibu Boats, Inc., Class A†	2,040	52,224
Marine Products Corp.	993	7,865
MasterCraft Boat Holdings, Inc.†	1,873	43,734
OneSpaWorld Holdings, Ltd.	10,735	264,725
Patrick Industries, Inc.	3,483	323,919
Peloton Interactive, Inc., Class A†	43,713	238,236
Polaris, Inc.	5,752	381,185
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Sabre Corp.†	41,731	$76,368
Xponential Fitness, Inc., Class A†	3,137	20,641
		2,589,018
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	6,561	308,170
Marcus Corp.	2,419	42,623
		350,793
Machinery-Construction & Mining — 2.3%
Astec Industries, Inc.	2,461	160,014
Bloom Energy Corp., Class A†	23,492	6,656,693
Hyster-Yale, Inc.	1,385	54,666
Lightbridge Corp.†	2,854	37,245
Manitowoc Co., Inc.†	3,757	51,058
NANO Nuclear Energy, Inc.†	4,473	104,579
NuScale Power Corp.†	17,335	215,994
Terex Corp.	12,092	752,122
		8,032,371
Machinery-Diversified — 1.8%
Aebi Schmidt Holding AG	4,371	50,791
Alamo Group, Inc.	1,138	197,375
Albany International Corp., Class A	3,128	181,549
Cactus, Inc., Class A	7,395	412,049
Chart Industries, Inc.†	4,881	1,014,760
Columbus McKinnon Corp.	2,946	45,516
CSW Industrials, Inc.	1,718	500,282
DXP Enterprises, Inc.†	1,403	239,562
Eastman Kodak Co.†	5,447	72,609
Gencor Industries, Inc.†	1,164	17,320
Gorman-Rupp Co.	2,311	175,035
Ichor Holdings, Ltd.†	3,652	240,923
Kadant, Inc.	1,263	370,223
Lindsay Corp.	1,131	126,638
Mueller Water Products, Inc., Class A	16,810	468,831
Palladyne AI Corp.†	2,903	17,679
Power Solutions International, Inc.†	923	67,628
Pro-Dex, Inc.†	240	12,034
Richtech Robotics, Inc., Class B†	17,305	42,570
Tennant Co.	1,954	162,260
Thermon Group Holdings, Inc.†	3,572	216,070
Watts Water Technologies, Inc., Class A	2,942	883,071
Zurn Elkay Water Solutions Corp.	16,219	842,739
		6,357,514
Media — 0.8%
Optimum Communications, Inc., Class A†	29,059	45,913
USA TODAY Co., Inc.†	15,068	108,942
AMC Global Media, Inc.†	3,742	31,770
Cable One, Inc.†	556	50,868
CuriosityStream, Inc.	3,634	11,447
E.W. Scripps Co., Class A†	6,936	33,223
EchoStar Corp., Class A†	14,571	1,794,273
Gray Media, Inc.	10,224	57,663
iHeartMedia, Inc., Class A†	13,618	81,300
Liberty Latin America, Ltd., Class A†	2,787	22,630
Liberty Latin America, Ltd., Class C†	13,803	114,703
Scholastic Corp.	2,221	89,640
Sinclair, Inc.	4,199	65,294
Sphere Entertainment Co.†	2,957	421,225

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Thryv Holdings, Inc.†	4,383	$15,691
Value Line, Inc.	110	3,871
		2,948,453
Metal Fabricate/Hardware — 0.6%
Ascent Industries Co.†	904	13,171
Eastern Co.	653	14,275
Helios Technologies, Inc.	3,578	244,735
Hillman Solutions Corp.†	21,366	174,347
Janus International Group, Inc.†	15,087	78,452
L.B. Foster Co., Class A†	1,167	35,722
Mayville Engineering Co., Inc.†	1,454	33,166
Metallus, Inc.†	4,042	77,768
Omega Flex, Inc.	401	12,639
Park-Ohio Holdings Corp.	1,186	34,335
Proto Labs, Inc.†	2,570	166,562
Ryerson Holding Corp.	4,854	134,504
Standex International Corp.	1,291	352,443
Tredegar Corp.†	3,035	29,136
Worthington Enterprises, Inc.	3,379	183,378
Worthington Steel, Inc.	3,666	140,884
Xometry, Inc., Class A†	4,747	243,379
		1,968,896
Mining — 2.5%
American Battery Technology Co.†	12,218	41,297
Caledonia Mining Corp. PLC	1,691	38,724
Centrus Energy Corp., Class A†	1,818	383,525
Century Aluminum Co.†	5,907	351,112
Coeur Mining, Inc.†	109,780	1,972,747
Compass Minerals International, Inc.†	3,381	90,306
Constellium SE†	14,802	463,007
Contango Silver & Gold, Inc.†	2,291	52,578
Critical Metals Corp.†	5,113	65,088
Dakota Gold Corp.†	9,216	49,582
Encore Energy Corp.†	19,124	37,483
Energy Fuels, Inc.†	25,376	549,137
Ferroglobe PLC	12,931	60,000
Hecla Mining Co.	68,244	1,229,757
Idaho Strategic Resources, Inc.†	1,579	66,555
Ivanhoe Electric, Inc.†	11,374	145,928
Kaiser Aluminum Corp.	1,735	295,696
Lifezone Metals, Ltd.†	2,619	14,352
NioCorp Developments, Ltd.†	12,106	72,273
Novagold Resources, Inc.†	30,621	246,805
Perpetua Resources Corp.†	9,421	260,114
SSR Mining, Inc.†	21,970	632,956
United States Antimony Corp.†	12,677	152,251
United States Lime & Minerals, Inc.	1,175	126,512
Uranium Energy Corp.†	51,495	766,760
US Gold Corp.†	1,252	20,558
US Goldmining, Inc.†	355	4,725
USA Rare Earth, Inc.†	20,072	521,270
Vox Royalty Corp.	6,721	34,546
		8,745,644
Miscellaneous Manufacturing — 1.8%
Avient Corp.	9,918	367,759
Byrna Technologies, Inc.†	2,068	12,098
Core Molding Technologies, Inc.†	1,084	29,214
Enpro, Inc.	2,281	665,026
Fabrinet†	3,882	2,653,231
Federal Signal Corp.	6,481	798,005
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
JBT Marel Corp.	5,636	$665,612
LSB Industries, Inc.†	5,868	87,433
Materion Corp.	2,232	410,264
Myers Industries, Inc.	4,038	83,223
NL Industries, Inc.	1,151	6,906
Outdoor Holding Co.†	10,304	20,917
Park Aerospace Corp.	1,792	60,677
Sight Sciences, Inc.†	4,696	19,207
Smith & Wesson Brands, Inc.	4,758	73,939
Sturm Ruger & Co., Inc.	1,581	68,584
Trinity Industries, Inc.	8,638	281,685
		6,303,780
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,078	164,458
Office Furnishings — 0.1%
CompX International, Inc.	173	4,026
HNI Corp.	7,123	260,274
Interface, Inc.	6,411	178,739
Virco Mfg. Corp.	1,275	7,726
		450,765
Office/Business Equipment — 0.0%
Xerox Holdings Corp.	14,017	31,538
Oil & Gas — 2.9%
BKV Corp.†	2,062	65,015
Borr Drilling, Ltd.†	29,446	177,559
California Resources Corp.	7,872	537,343
CNX Resources Corp.†	14,376	559,370
Comstock Resources, Inc.†	8,151	141,990
Crescent Energy Co., Class A	25,979	349,418
CVR Energy, Inc.†	3,391	112,378
Delek US Holdings, Inc.	6,430	299,574
Diversified Energy Co.	6,672	111,089
Empire Petroleum Corp.†	1,951	5,463
Epsilon Energy, Ltd.	2,189	13,922
Evolution Petroleum Corp.	3,612	17,338
Granite Ridge Resources, Inc.	6,570	39,617
Gulfport Energy Corp.†	1,718	330,784
Helmerich & Payne, Inc.	10,630	429,239
HighPeak Energy, Inc.	2,215	15,018
Infinity Natural Resources, Inc., Class A†	1,675	27,286
Kolibri Global Energy, Inc.†	4,010	23,017
Kosmos Energy, Ltd.†	46,962	144,643
Magnolia Oil & Gas Corp., Class A	19,528	590,527
Murphy Oil Corp.	14,584	609,028
Nabors Industries, Ltd.†	1,526	156,583
NextNRG, Inc.†	1,993	738
Noble Corp. PLC†	13,625	695,284
Northern Oil & Gas, Inc.	10,343	280,916
Par Pacific Holdings, Inc.†	5,329	349,955
Patterson-UTI Energy, Inc.	37,438	457,492
PBF Energy, Inc., Class A	9,131	395,920
Prairie Operating Co.†	2,456	2,947
PrimeEnergy Resources Corp.†	38	8,420
Riley Exploration Permian, Inc.	1,499	54,219
Sable Offshore Corp.†	13,559	194,572
SandRidge Energy, Inc.	3,436	53,430
Seadrill, Ltd.†	6,777	336,749
SM Energy Co.	26,897	834,614
Talos Energy, Inc.†	13,451	214,140
Transocean, Ltd.†	100,232	683,582
VAALCO Energy, Inc.	11,136	73,163

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Valaris, Ltd.†	6,733	$686,631
Vitesse Energy, Inc.	3,417	64,103
W&T Offshore, Inc.	11,605	48,857
		10,191,933
Oil & Gas Services — 1.5%
Archrock, Inc.	18,642	722,377
Atlas Energy Solutions, Inc.	8,479	147,365
Bristow Group, Inc.	3,046	149,650
Core Laboratories, Inc.	5,117	74,964
DMC Global, Inc.†	2,437	15,061
DNOW, Inc.†	20,049	270,461
Expro Group Holdings NV†	8,925	162,524
Flotek Industries, Inc.†	1,620	27,378
Flowco Holdings, Inc., Class A	2,142	53,186
Forum Energy Technologies, Inc.†	1,141	71,735
Helix Energy Solutions Group, Inc.†	15,184	157,154
Innovex International, Inc.†	4,297	119,328
Kodiak Gas Services, Inc.	8,975	608,505
Liberty Energy, Inc.	17,042	575,849
Mammoth Energy Services, Inc.†	2,749	7,862
Matrix Service Co.†	3,044	41,155
National Energy Services Reunited Corp.†	6,802	169,642
Natural Gas Services Group, Inc.	1,213	49,357
Oceaneering International, Inc.†	10,663	400,289
Oil States International, Inc.†	6,175	70,889
ProFrac Holding Corp., Class A†	1,400	10,556
ProPetro Holding Corp.†	9,107	156,003
Ranger Energy Services, Inc., Class A	2,114	36,910
RPC, Inc.	10,210	80,455
SEACOR Marine Holdings, Inc.†	1,851	14,068
Select Water Solutions, Inc.	10,314	172,553
Solaris Energy Infrastructure, Inc.	4,644	342,913
TETRA Technologies, Inc.†	13,935	132,661
Tidewater, Inc.†	5,332	476,308
		5,317,158
Packaging & Containers — 0.2%
Ardagh Metal Packaging SA	15,341	59,063
Clearwater Paper Corp.†	1,285	17,617
Greif, Inc., Class A	2,617	170,733
Greif, Inc., Class B	489	39,237
Karat Packaging, Inc.	792	22,723
O-I Glass, Inc.†	16,583	151,071
Ranpak Holdings Corp.†	5,796	29,502
TriMas Corp.	3,394	125,646
		615,592
Pharmaceuticals — 2.6%
Accendra Health, Inc.†	9,031	33,505
Aclaris Therapeutics, Inc.†	10,257	44,515
Actuate Therapeutics, Inc.†	680	1,999
AdaptHealth Corp.†	11,243	147,396
Agios Pharmaceuticals, Inc.†	6,090	170,520
Akebia Therapeutics, Inc.†	25,372	35,013
Alkermes PLC†	17,496	589,790
Amneal Pharmaceuticals, Inc.†	16,227	208,841
Amphastar Pharmaceuticals, Inc.†	3,852	84,590
Amylyx Pharmaceuticals, Inc.†	10,019	160,304
Anika Therapeutics, Inc.†	1,467	18,264
Aquestive Therapeutics, Inc.†	11,481	47,072
Arvinas, Inc.†	5,996	59,360
Atrium Therapeutics, Inc.†	1,294	16,524
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
aTyr Pharma, Inc.†	10,150	$8,195
Candel Therapeutics, Inc.†	4,443	27,458
Catalyst Pharmaceuticals, Inc.†	12,484	351,175
Coherus Oncology, Inc.†	11,876	21,080
Collegium Pharmaceutical, Inc.†	3,459	116,672
CorMedix, Inc.†	8,301	63,005
Corvus Pharmaceuticals, Inc.†	6,039	91,732
Enanta Pharmaceuticals, Inc.†	3,148	43,726
Enliven Therapeutics, Inc.†	4,351	179,392
Eton Pharmaceuticals, Inc.†	2,672	64,449
Fennec Pharmaceuticals, Inc.†	1,818	11,799
FitLife Brands, Inc.†	444	4,107
Foghorn Therapeutics, Inc.†	3,636	17,271
Fulcrum Therapeutics, Inc.†	4,705	33,547
Guardian Pharmacy Services, Inc., Class A†	2,447	90,784
Gyre Therapeutics, Inc.†	1,063	8,164
Harmony Biosciences Holdings, Inc.†	4,761	148,829
Harrow, Inc.†	3,440	139,423
Herbalife, Ltd.†	11,039	183,247
Heron Therapeutics, Inc.†	17,391	20,869
Indivior Pharmaceuticals, Inc.†	13,002	478,214
Inhibikase Therapeutics, Inc.†	6,875	12,994
Ironwood Pharmaceuticals, Inc.†	17,914	73,895
Journey Medical Corp.†	1,380	7,107
KalVista Pharmaceuticals, Inc.†	4,420	117,837
Lifevantage Corp.	1,203	6,075
Madrigal Pharmaceuticals, Inc.†	1,845	954,585
MannKind Corp.†	33,951	96,081
MediWound, Ltd.†	964	15,906
Mirum Pharmaceuticals, Inc.†	4,515	439,355
Nature's Sunshine Products, Inc.†	1,866	50,681
Neurogene, Inc.†	1,164	30,369
Nuvectis Pharma, Inc.†	1,479	12,660
Ocular Therapeutix, Inc.†	20,297	190,183
ORIC Pharmaceuticals, Inc.†	7,336	72,480
Pacira BioSciences, Inc.†	4,407	112,334
Phibro Animal Health Corp., Class A	2,256	119,974
Protagonist Therapeutics, Inc.†	6,277	621,235
Rhythm Pharmaceuticals, Inc.†	5,708	464,403
SELLAS Life Sciences Group, Inc.†	13,988	69,241
SIGA Technologies, Inc.	3,772	17,351
Spyre Therapeutics, Inc.†	8,016	596,791
Supernus Pharmaceuticals, Inc.†	6,032	289,536
Tonix Pharmaceuticals Holding Corp.†	972	12,568
Trevi Therapeutics, Inc.†	10,260	141,178
TuHURA Biosciences, Inc.†	2,099	4,702
USANA Health Sciences, Inc.†	1,290	24,574
Vanda Pharmaceuticals, Inc.†	5,651	40,122
Vaxcyte, Inc.†	13,399	766,959
Voyager Therapeutics, Inc.†	3,888	14,502
Xeris Biopharma Holdings, Inc.†	17,443	106,838
		9,203,347
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	2,635	91,961
Golar LNG, Ltd.	10,540	579,595
Kinetik Holdings, Inc.	4,853	245,271
New Fortress Energy, Inc.†	19,234	13,306
NextDecade Corp.†	18,907	148,042
Summit Midstream Corp.†	893	28,263
		1,106,438

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity — 0.0%
Ridgepost Capital, Inc., Class A	6,451	$51,156
Patria Investments, Ltd., Class A	7,417	95,754
		146,910
Real Estate — 0.5%
American Realty Investors, Inc.†	213	3,016
Compass, Inc., Class A†	69,273	524,397
Douglas Elliman, Inc.†	9,511	19,117
eXp World Holdings, Inc.	9,804	60,981
FRP Holdings, Inc.†	1,456	30,591
Kennedy-Wilson Holdings, Inc.	13,433	146,420
Legacy Housing Corp.†	790	17,183
Logistic Properties Of The Americas†	517	1,846
Marcus & Millichap, Inc.	2,798	77,756
Maui Land & Pineapple Co., Inc.†	760	11,795
McGrath RentCorp	2,648	292,736
Mobile Infrastructure Corp.†	1,637	3,012
Newmark Group, Inc., Class A	16,283	262,482
RE/MAX Holdings, Inc., Class A†	2,701	28,901
Real Brokerage, Inc.†	15,394	32,327
RMR Group, Inc., Class A	1,912	34,053
Seaport Entertainment Group, Inc.†	849	18,924
Sky Harbour Group Corp.†	1,253	13,244
St. Joe Co.	4,109	265,318
Stratus Properties, Inc.†	666	20,153
Transcontinental Realty Investors, Inc.†	215	7,615
		1,871,867
REITS — 5.4%
Acadia Realty Trust	14,239	307,847
ACRES Commercial Realty Corp.†	560	11,810
Adamas Trust, Inc.	8,991	80,739
AH Realty Trust, Inc.	8,341	50,797
Alexander's, Inc.	250	62,990
Alpine Income Property Trust, Inc.	1,416	26,621
American Assets Trust, Inc.	5,718	118,591
American Healthcare REIT, Inc.	19,285	979,292
Angel Oak Mtg. REIT, Inc.	1,344	12,190
Apollo Commercial Real Estate Finance, Inc.	14,950	163,553
Apple Hospitality REIT, Inc.	24,163	325,476
Arbor Realty Trust, Inc.	19,308	152,533
Ares Commercial Real Estate Corp.	6,043	31,605
ARMOUR Residential REIT, Inc.	12,434	218,092
Blackstone Mtg. Trust, Inc., Class A	17,153	325,735
Braemar Hotels & Resorts, Inc.	6,813	16,487
Brandywine Realty Trust	19,850	60,146
BrightSpire Capital, Inc.	14,027	81,357
Broadstone Net Lease, Inc.	20,468	405,266
BRT Apartments Corp.	1,290	18,537
CareTrust REIT, Inc.	24,256	956,899
CBL & Associates Properties, Inc.	2,066	93,011
Centerspace	1,866	127,392
Chatham Lodging Trust	4,851	42,107
Chicago Atlantic Real Estate Finance, Inc.	1,965	23,403
Chimera Investment Corp.	8,801	121,014
Chiron Real Estate, Inc.	1,414	49,589
Claros Mtg. Trust, Inc.†	10,870	28,697
Clipper Realty, Inc.	1,914	6,488
Community Healthcare Trust, Inc.	2,695	46,408
COPT Defense Properties	12,295	384,219
CTO Realty Growth, Inc.	3,477	70,409
Curbline Properties Corp.	10,502	289,855
Security Description	Shares or Principal Amount	Value

REITS (continued)
DiamondRock Hospitality Co.	21,940	$223,788
Diversified Healthcare Trust	24,073	181,510
Douglas Emmett, Inc.	15,332	165,739
Dynex Capital, Inc.	21,760	296,371
Easterly Government Properties, Inc.	4,617	108,084
Ellington Financial, Inc.	10,726	142,120
Empire State Realty Trust, Inc., Class A	14,888	82,926
Essential Properties Realty Trust, Inc.	21,439	673,828
Farmland Partners, Inc.	4,317	46,408
Four Corners Property Trust, Inc.	11,377	290,910
Franklin BSP Realty Trust, Inc.	8,955	81,491
Franklin Street Properties Corp.	10,036	6,539
FrontView REIT, Inc.	2,206	39,046
Getty Realty Corp.	5,806	192,295
Gladstone Commercial Corp.	4,922	62,066
Gladstone Land Corp.	3,598	34,505
Global Net Lease, Inc.	21,513	205,664
Hudson Pacific Properties, Inc.†	5,988	55,149
Independence Realty Trust, Inc.	25,960	423,408
Industrial Logistics Properties Trust	5,594	41,563
Innovative Industrial Properties, Inc.	2,972	161,231
InvenTrust Properties Corp.	8,384	269,294
Invesco Mtg. Capital, Inc.	7,535	61,260
JBG SMITH Properties	6,692	100,380
Kite Realty Group Trust	23,375	611,490
KKR Real Estate Finance Trust, Inc.	5,881	36,051
Ladder Capital Corp.	12,618	129,713
LTC Properties, Inc.	5,114	195,457
Lument Finance Trust, Inc.	5,188	6,174
LXP Industrial Trust	6,291	320,338
Macerich Co.	27,638	600,574
MFA Financial, Inc.	11,177	114,564
Modiv Industrial, Inc.	1,063	16,976
National Health Investors, Inc.	5,042	387,780
NET Lease Office Properties	1,725	22,529
NETSTREIT Corp.	9,179	188,812
NexPoint Diversified Real Estate Trust	4,170	22,601
Nexpoint Real Estate Finance, Inc.	925	13,339
NexPoint Residential Trust, Inc.	2,569	74,218
One Liberty Properties, Inc.	2,078	47,191
Orchid Island Capital, Inc.	17,319	121,753
Outfront Media, Inc.	15,954	492,181
Peakstone Realty Trust	4,086	85,724
Pebblebrook Hotel Trust	12,258	172,225
PennyMac Mtg. Investment Trust	9,758	118,852
Phillips Edison & Co., Inc.	13,625	547,248
Piedmont Office Realty Trust, Inc.†	13,509	112,935
Postal Realty Trust, Inc., Class A	2,527	55,291
Ready Capital Corp.	16,378	30,954
Redwood Trust, Inc.	14,179	78,835
Rithm Property Trust, Inc.	798	11,611
RLJ Lodging Trust	13,512	111,339
Ryman Hospitality Properties, Inc.	6,661	700,005
Sabra Health Care REIT, Inc.	26,176	540,796
Safehold, Inc.	5,881	94,214
Saul Centers, Inc.	1,400	48,202
Service Properties Trust	60,572	93,887
Seven Hills Realty Trust	2,605	21,283
Sila Realty Trust, Inc.	6,190	188,362
SITE Centers Corp.	5,760	31,622
SL Green Realty Corp.	7,753	328,805
Smartstop Self Storage REIT, Inc.	6,061	190,800
Strawberry Fields REIT, Inc.	612	7,570

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Summit Hotel Properties, Inc.	12,468	$61,966
Sunrise Realty Trust, Inc.	1,329	9,954
Sunstone Hotel Investors, Inc.	19,627	192,737
Tanger, Inc.	12,321	456,863
Terreno Realty Corp.	11,035	719,482
TPG Mtg. Investment Trust, Inc.	3,256	25,690
TPG RE Finance Trust, Inc.	7,400	62,604
Two Harbors Investment Corp.	11,422	132,153
UMH Properties, Inc.	8,643	134,399
Universal Health Realty Income Trust	1,306	53,154
Urban Edge Properties	13,725	300,852
Veris Residential, Inc.	8,184	155,251
Whitestone REIT	5,108	96,746
Xenia Hotels & Resorts, Inc.	10,200	165,954
		19,174,836
Retail — 2.8%
Abercrombie & Fitch Co., Class A†	4,875	416,081
Academy Sports & Outdoors, Inc.	7,157	392,490
Advance Auto Parts, Inc.	6,475	385,327
American Eagle Outfitters, Inc.	17,208	299,763
America's Car-Mart, Inc.†	847	10,342
Arko Corp.	8,210	54,186
Asbury Automotive Group, Inc.†	2,096	426,934
Barnes & Noble Education, Inc.†	1,702	16,782
Bassett Furniture Industries, Inc.	927	13,516
Biglari Holdings, Inc., Class B†	82	25,359
BJ's Restaurants, Inc.†	2,057	78,989
Black Rock Coffee Bar, Inc., Class A†	1,850	22,718
Bloomin' Brands, Inc.	9,001	54,906
BlueLinx Holdings, Inc.†	832	44,063
Boot Barn Holdings, Inc.†	3,319	569,043
Brinker International, Inc.†	4,681	712,635
Buckle, Inc.	3,466	192,744
Build-A-Bear Workshop, Inc.	1,338	49,426
Caleres, Inc.	3,905	51,155
Camping World Holdings, Inc., Class A	7,062	57,838
Cheesecake Factory, Inc.	4,989	313,658
Citi Trends, Inc.†	543	26,450
Clean Energy Fuels Corp.†	20,596	47,371
Cracker Barrel Old Country Store, Inc.	2,379	74,510
Dave & Buster's Entertainment, Inc.†	3,235	36,458
Designer Brands, Inc., Class A	3,860	28,950
Dine Brands Global, Inc.	1,628	45,226
El Pollo Loco Holdings, Inc.†	3,219	43,521
Envela Corp.†	760	13,384
EVgo, Inc.†	15,408	32,357
First Watch Restaurant Group, Inc.†	5,580	73,210
FirstCash Holdings, Inc.	4,275	932,890
Genesco, Inc.†	1,026	36,413
Group 1 Automotive, Inc.	1,258	448,942
Haverty Furniture Cos., Inc.	1,596	35,335
J. Jill, Inc.	849	10,816
Jack in the Box, Inc.†	1,923	24,230
Kohl's Corp.	12,093	171,358
Krispy Kreme, Inc.	9,422	37,123
Kura Sushi USA, Inc., Class A†	755	41,578
La-Z-Boy, Inc.	4,518	156,955
MarineMax, Inc.†	2,061	59,233
Movado Group, Inc.	1,708	46,526
National Vision Holdings, Inc.†	8,340	193,655
Nu Skin Enterprises, Inc., Class A	5,772	42,136
Security Description	Shares or Principal Amount	Value

Retail (continued)
OneWater Marine, Inc., Class A†	1,357	$12,742
OPAL Fuels, Inc., Class A†	2,403	5,190
Papa John's International, Inc.	3,517	127,280
PC Connection, Inc.	1,198	76,361
Petco Health & Wellness Co., Inc.†	8,223	23,353
Portillo's, Inc., Class A†	6,758	42,238
PriceSmart, Inc.	2,769	434,511
Sally Beauty Holdings, Inc.†	10,632	150,762
Savers Value Village, Inc.†	4,444	37,552
Shake Shack, Inc., Class A†	4,195	429,820
Shoe Carnival, Inc.	2,157	39,948
Signet Jewelers, Ltd.	4,274	380,514
Sonic Automotive, Inc., Class A	1,606	126,472
Sweetgreen, Inc., Class A†	11,200	77,056
Urban Outfitters, Inc.†	6,734	473,670
Victoria's Secret & Co.†	7,474	387,377
Warby Parker, Inc., Class A†	10,837	239,714
Winmark Corp.	314	119,474
Zumiez, Inc.†	1,477	36,290
		10,066,906
Savings & Loans — 0.9%
Beacon Financial Corp.	8,990	256,485
Axos Financial, Inc.†	5,842	563,403
Banc of California, Inc.	14,263	267,146
BV Financial, Inc.†	654	12,805
Capitol Federal Financial, Inc.	13,776	105,800
CF Bankshares, Inc.	437	12,804
Citizens Community Bancorp., Inc.	1,091	22,638
Eagle Bancorp. Montana, Inc.	842	18,625
Finward Bancorp.	390	12,550
First Capital, Inc.	371	20,064
Flushing Financial Corp.	3,460	55,775
FS Bancorp., Inc.	753	30,602
Greene County Bancorp., Inc.	792	19,048
Hingham Institution for Savings	178	50,588
Home Bancorp., Inc.	797	49,565
HomeTrust Bancshares, Inc.	1,682	76,817
Northfield Bancorp., Inc.	3,988	55,633
Northwest Bancshares, Inc.	15,874	219,537
OceanFirst Financial Corp.	5,934	113,161
Provident Financial Services, Inc.	13,754	311,941
Riverview Bancorp., Inc.	2,323	12,033
Sound Financial Bancorp., Inc.	243	10,000
Southern Missouri Bancorp., Inc.	1,025	69,946
Timberland Bancorp., Inc.	852	33,978
WaFd, Inc.	8,096	286,598
WaterStone Financial, Inc.	1,819	32,778
WSFS Financial Corp.	5,724	411,956
		3,132,276
Semiconductors — 3.5%
ACM Research, Inc., Class A†	5,495	284,037
Aehr Test Systems†	3,174	287,437
Aeluma, Inc.†	1,455	33,887
Alpha & Omega Semiconductor, Ltd.†	2,680	116,392
Ambarella, Inc.†	4,454	306,435
Ambiq Micro, Inc.†	1,971	73,873
Arteris, Inc.†	3,269	94,670
Atomera, Inc.†	3,327	27,215
Axcelis Technologies, Inc.†	3,382	470,470
Blaize Holdings, Inc.†	8,159	15,992
CEVA, Inc.†	2,355	71,922

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Cohu, Inc.†	4,904	$232,204
Diodes, Inc.†	4,930	528,249
FormFactor, Inc.†	8,404	1,142,356
Impinj, Inc.†	2,988	433,021
Kulicke & Soffa Industries, Inc.	5,497	469,994
MaxLinear, Inc.†	8,811	623,378
Navitas Semiconductor Corp.†	22,142	365,343
Ouster, Inc.†	6,132	165,319
Penguin Solutions, Inc.†	5,648	171,756
Photronics, Inc.†	6,110	302,323
Power Integrations, Inc.	5,955	432,988
Rambus, Inc.†	11,643	1,340,226
Richardson Electronics, Ltd.	1,622	23,357
Semtech Corp.†	10,049	1,055,647
Silicon Laboratories, Inc.†	3,518	765,869
SiTime Corp.†	2,374	1,334,544
SkyWater Technology, Inc.†	3,418	109,034
Synaptics, Inc.†	4,194	392,516
Ultra Clean Holdings, Inc.†	4,882	381,528
Veeco Instruments, Inc.†	6,365	317,295
Vishay Precision Group, Inc.†	1,261	76,190
		12,445,467
Software — 4.1%
Teads Holding Co.†	4,964	4,335
TruBridge, Inc.†	1,136	29,195
8x8, Inc.†	15,804	30,344
ACI Worldwide, Inc.†	11,165	482,551
ACV Auctions, Inc., Class A†	18,780	97,468
Adeia, Inc.	11,727	373,505
Agilysys, Inc.†	2,792	178,856
Airship AI Holdings, Inc.†	2,275	5,096
Alkami Technology, Inc.†	7,595	119,849
Amplitude, Inc., Class A†	9,881	70,254
Appian Corp., Class A†	4,175	86,798
Asana, Inc., Class A†	9,410	59,471
Asure Software, Inc.†	2,976	26,933
AvePoint, Inc.†	15,908	155,103
Bandwidth, Inc., Class A†	3,072	113,080
BigBear.ai Holdings, Inc.†	47,931	190,765
Blackbaud, Inc.†	4,035	149,981
BlackLine, Inc.†	5,415	169,219
Blend Labs, Inc., Class A†	22,064	32,213
Box, Inc., Class A†	15,159	366,848
Braze, Inc., Class A†	9,490	209,065
C3.ai, Inc., Class A†	14,022	123,814
Carlsmed, Inc.†	581	5,165
Cerence, Inc.†	4,778	43,480
Claritev Corp.†	920	22,384
Clear Secure, Inc., Class A	9,516	508,059
Clearwater Analytics Holdings, Inc., Class A†	30,105	728,541
Climb Global Solutions, Inc.	1,556	25,954
Commerce.com, Inc.†	7,549	21,364
Commvault Systems, Inc.†	4,735	468,197
Consensus Cloud Solutions, Inc.†	2,050	53,054
CS Disco, Inc.†	2,220	9,613
CSG Systems International, Inc.	2,998	241,069
Daily Journal Corp.†	136	71,911
Definitive Healthcare Corp.†	4,030	3,841
Digi International, Inc.†	4,010	224,720
Digimarc Corp.†	1,995	14,623
Digital Turbine, Inc.†	11,841	41,799
Security Description	Shares or Principal Amount	Value

Software (continued)
DigitalOcean Holdings, Inc.†	8,218	$792,462
Domo, Inc., Class B†	3,525	12,549
Donnelley Financial Solutions, Inc.†	2,726	137,118
eGain Corp.†	2,124	16,057
EverCommerce, Inc.†	1,670	19,289
Evolent Health, Inc., Class A†	11,251	42,191
Expensify, Inc., Class A†	6,798	6,934
Fastly, Inc., Class A†	15,329	387,134
Five9, Inc.†	8,509	146,355
Freshworks, Inc., Class A†	22,470	183,355
Genius Sports, Ltd.†	24,094	105,050
GigaCloud Technology, Inc., Class A†	2,611	116,163
Health Catalyst, Inc.†	8,364	10,455
HeartFlow, Inc.†	1,974	58,746
I3 Verticals, Inc., Class A†	2,402	54,165
IBEX Holdings, Ltd.†	1,140	31,635
Ibotta, Inc., Class A†	1,207	42,486
Immersion Corp.	3,359	20,591
Innodata, Inc.†	3,360	141,893
Intapp, Inc.†	6,203	139,257
IonQ, Inc.†	37,063	1,672,283
Kaltura, Inc.†	10,140	13,892
Life360, Inc.†	2,315	99,753
LiveRamp Holdings, Inc.†	6,815	199,202
McGraw Hill, Inc.†	3,015	36,451
Meridian Holdings, Inc.†	109	1,078
N-able, Inc.†	8,383	43,424
Navan, Inc., Class A†	4,223	73,860
Nutex Health, Inc.†	390	46,488
Omada Health, Inc.†	3,619	52,765
Pagaya Technologies, Ltd., Class A†	5,764	80,062
PagerDuty, Inc.†	9,793	65,123
PDF Solutions, Inc.†	3,381	144,876
Phreesia, Inc.†	6,169	56,817
Planet Labs PBC†	29,230	1,080,633
Playstudios, Inc.†	9,897	4,108
Playtika Holding Corp.	6,395	23,374
Porch Group, Inc.†	9,482	91,312
Progress Software Corp.†	4,439	123,626
PubMatic, Inc., Class A†	3,933	38,465
Quantum Computing, Inc.†	21,457	193,542
Rackspace Technology, Inc.†	3,677	5,368
Red Violet, Inc.†	1,188	44,467
ReposiTrak, Inc.	1,393	13,624
Rezolve AI PLC†	19,346	49,719
Sapiens International Corp. NV	3,531	153,599
Schrodinger, Inc.†	6,304	75,396
Silvaco Group, Inc.†	725	7,402
Simulations Plus, Inc.†	1,976	28,000
Skillsoft Corp.†	507	3,914
SoundHound AI, Inc., Class A†	41,742	332,266
Sprout Social, Inc., Class A†	6,134	36,804
SPS Commerce, Inc.†	4,154	233,123
Talkspace, Inc.†	15,181	78,789
Vertex, Inc., Class A†	7,684	95,051
Via Transportation, Inc., Class A†	1,164	17,704
Viant Technology, Inc., Class A†	1,603	17,409
VTEX, Class A†	6,566	24,688
Waystar Holding Corp.†	11,882	253,978
Weave Communications, Inc.†	7,064	34,684
Whitefiber, Inc.†	996	15,249
Workiva, Inc.†	5,447	291,306

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Yext, Inc.†	11,338	$43,765
Zeta Global Holdings Corp., Class A†	22,913	422,057
		14,441,898
Telecommunications — 3.2%
A10 Networks, Inc.	7,737	206,423
ADTRAN Holdings, Inc.†	8,086	143,041
Anterix, Inc.†	1,160	56,051
Applied Digital Corp.†	25,541	874,779
ATN International, Inc.	1,107	30,919
Aviat Networks, Inc.†	1,368	31,368
BK Technologies Corp.†	354	34,111
BlackSky Technology, Inc.†	3,346	118,716
Calix, Inc.†	6,504	283,314
Clearfield, Inc.†	1,389	40,128
Credo Technology Group Holding, Ltd.†	17,348	3,018,726
Extreme Networks, Inc.†	14,172	313,060
Frequency Electronics, Inc.†	748	37,520
Globalstar, Inc.†	5,410	445,243
Gogo, Inc.†	9,087	37,984
Harmonic, Inc.†	11,986	137,000
IDT Corp., Class B	1,819	91,223
Inseego Corp.†	1,411	25,723
InterDigital, Inc.	2,775	822,954
Lumen Technologies, Inc.†	102,916	909,777
NETGEAR, Inc.†	2,944	74,395
Ooma, Inc.†	2,940	47,981
Powerfleet, Inc.†	13,515	43,518
Preformed Line Products Co.	288	95,688
Ribbon Communications, Inc.†	11,072	29,230
Satellogic, Inc., Class A†	7,838	50,634
Shenandoah Telecommunications Co.	5,510	86,672
Spok Holdings, Inc.	2,360	25,228
Telephone & Data Systems, Inc.	10,738	483,854
Uniti Group, Inc.†	18,035	213,354
Viasat, Inc.†	13,333	878,778
Viavi Solutions, Inc.†	24,529	1,285,320
Vistance Networks, Inc.	23,546	301,271
		11,273,983
Textiles — 0.1%
UniFirst Corp.	1,579	403,450
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	3,934	17,349
JAKKS Pacific, Inc.	1,102	23,979
		41,328
Transportation — 1.3%
ArcBest Corp.	2,442	311,526
Ardmore Shipping Corp.	3,644	64,572
Costamare Bulkers Holdings, Ltd.†	1,057	18,265
Costamare, Inc.	4,888	81,239
Covenant Logistics Group, Inc.	1,663	57,972
CryoPort, Inc.†	5,661	58,082
DHT Holdings, Inc.	14,425	266,574
Dorian LPG, Ltd.	4,104	158,209
FLEX LNG, Ltd.	3,335	108,154
Forward Air Corp.†	2,530	53,282
Genco Shipping & Trading, Ltd.	3,537	85,737
Heartland Express, Inc.	4,638	62,056
Himalaya Shipping, Ltd.	2,877	39,242
Hub Group, Inc., Class A	6,446	282,528
Security Description	Shares or Principal Amount	Value

Transportation (continued)
International Seaways, Inc.	4,338	$359,837
Marten Transport, Ltd.	6,277	94,657
Matson, Inc.	3,313	577,887
Navigator Holdings, Ltd.	3,104	67,667
Nordic American Tankers, Ltd.	22,126	123,463
PAMT Corp.†	675	6,818
Pangaea Logistics Solutions, Ltd.	3,389	25,960
Proficient Auto Logistics, Inc.†	2,994	22,006
Radiant Logistics, Inc.†	4,018	33,791
RXO, Inc.†	17,460	348,676
Safe Bulkers, Inc.	5,525	37,238
Scorpio Tankers, Inc.	4,871	396,158
SFL Corp., Ltd.	13,303	153,384
Teekay Corp., Ltd.	5,752	76,847
Teekay Tankers, Ltd., Class A	2,613	205,251
Universal Logistics Holdings, Inc.	792	19,071
Werner Enterprises, Inc.	6,316	232,871
World Kinect Corp.	5,979	161,254
		4,590,274
Trucking & Leasing — 0.3%
GATX Corp.	3,874	758,994
Greenbrier Cos., Inc.	3,332	163,668
Willis Lease Finance Corp.	310	60,186
		982,848
Water — 0.3%
H2O America	3,634	204,195
American States Water Co.	4,192	315,616
California Water Service Group	6,451	272,490
Consolidated Water Co., Ltd.	1,589	50,927
Global Water Resources, Inc.	1,633	11,611
Middlesex Water Co.	1,973	100,386
York Water Co.	1,614	46,838
		1,002,063
Total Common Stocks (cost $254,003,803)		350,673,933
ESCROWS AND LITIGATION TRUSTS — 0.0%
Third Harmonic Bio, Inc. †(1) (cost $0)	$2,512	0
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc. CVR†(1)	8,130	5,325
Cartesian Therapeutics, Inc. CVR†(1)	13,211	3,435
Chinook Therapeutics, Inc. CVR†(1)	6,629	1,127
GTX, Inc. CVR†(1)	73	0
Icosavax, Inc. CVR†(1)	3,120	967
Inhibrx. Inc. CVR†(1)	3,965	6,622
Rain Oncology, Inc. CVR†(1)	2,002	100
		17,576
Pharmaceuticals — 0.0%
Aduro Biotech Holding, Inc. CVR†(1)	1,482	378
Total Rights (cost $11,175)		17,954
Total Long-Term Investment Securities (cost $254,014,978)		350,691,887

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(2) (cost $3,247,218)	3,247,218	$3,247,218
TOTAL INVESTMENTS (cost $257,262,196)	100.0%	353,939,105
Other assets less liabilities	0.0	42,543
NET ASSETS	100.0%	$353,981,648

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of April 30, 2026.

CVR—Contingent Value Rights

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Savings & Loans
JPMorgan Securities, LLC	Pay	Provident Financial Services, Inc.	278	4.04% (OBFR + 0.40%)	Monthly	02/11/2027	$6,133	$172	$172
Office/Business Equipment
Goldman Sachs & Co. LLC	Pay	Pitney Bowes, Inc.	5,876	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	69,807	21,036	21,036
Goldman Sachs & Co. LLC	Pay	Preferred Bank	1,139	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	107,453	444	444
								21,480	21,480
Diversified Financial Services
Bank of America Merrill Lynch	Pay	Bread Financial Holdings, Inc.	3,295	3.84% (OBFR + 0.20%)	Monthly	02/16/2028	273,979	5,371	5,371
Bank of America Merrill Lynch	Pay	Moelis & Co., Class A	42	3.84% (OBFR + 0.20%)	Monthly	02/16/2028	2,794	(59)	(59)
BNP Paribas SA	Pay	Moelis & Co., Class A	2,686	3.84% (OBFR + 0.20%)	Monthly	05/24/2027	178,700	(3,787)	(3,787)
								1,525	1,525
REITS
BNP Paribas SA	Pay	Arbor Realty Trust, Inc.	1,201	3.84% (OBFR + 0.20%)	Monthly	05/24/2027	9,512	(24)	(24)
BNP Paribas SA	Pay	Douglas Emmett, Inc.	1,922	3.84% (OBFR + 0.20%)	Monthly	05/24/2027	19,508	1,268	1,268
Goldman Sachs & Co. LLC	Pay	Arbor Realty Trust, Inc.	262	2.89% (OBFR + 0.75%)	Monthly	08/18/2026	2,075	(5)	(5)
Goldman Sachs & Co. LLC	Pay	Douglas Emmett, Inc.	194	3.84% (OBFR + 0.20%)	Monthly	08/18/2026	1,969	128	128
								1,367	1,367
Insurance
Bank of America Merrill Lynch	Pay	SiriusPoint, Ltd.	1,022	3.84% (OBFR + 0.20%)	Monthly	02/16/2028	23,261	664	664
BNP Paribas SA	Pay	Jackson Financial, Inc.	7,293	3.84% (OBFR + 0.20%)	Monthly	05/24/2027	783,925	60,386	60,386
HSBC Holdings	Pay	SiriusPoint, Ltd.	2,502	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	58,146	426	426
								61,476	61,476
Banks
HSBC Holdings	Pay	Preferred Bank	150	4.04% (OBFR + 0.40%)	Monthly	02/09/2028	13,913	297	297
								$86,317	$86,317
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
15	Long	E-Mini Russell 2000 Index	June 2026	$2,024,181	$2,105,850	$81,669

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$14,288,299	$153,599	$—	$14,441,898
Other Industries	336,232,035	—	—	336,232,035
Escrows and Litigation Trusts	—	—	0	0
Rights	—	—	17,954	17,954
Short-Term Investments	3,247,218	—	—	3,247,218
Total Investments at Value	$353,767,552	$153,599	$17,954	$353,939,105
Other Financial Instruments:†
Swaps	$—	$90,192	$—	$90,192
Futures Contracts	81,669	—	—	81,669
Total Other Financial Instruments	$81,669	$90,192	$—	$171,861
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$3,875	$—	$3,875

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 80.5%
Aerospace/Defense — 2.0%
Airbus SE	7,771	$1,611,164
ATI, Inc.†	547	85,037
Boeing Co.†	1,697	388,664
Curtiss-Wright Corp.	330	237,666
Firefly Aerospace, Inc.†	3,915	135,459
FTAI Aviation, Ltd.	457	114,099
General Electric Co.	15,912	4,613,366
Hanwha Aerospace Co., Ltd.	291	277,599
HEICO Corp.	84	22,673
HEICO Corp., Class A	724	151,330
Hexcel Corp.	2,441	229,137
Howmet Aerospace, Inc.	5,986	1,454,837
Karman Holdings, Inc.†	2,031	138,067
Kratos Defense & Security Solutions, Inc.†	477	30,075
L3Harris Technologies, Inc.	358	114,757
Loar Holdings, Inc.†	1,375	77,165
Melrose Industries PLC	20,109	133,554
Moog, Inc., Class A	390	117,511
Northrop Grumman Corp.	3,043	1,763,358
Rheinmetall AG	476	758,111
Rocket Lab Corp.†	4,459	367,912
Rolls-Royce Holdings PLC	84,014	1,370,396
RTX Corp.	1,282	225,722
Safran SA	3,261	1,039,749
StandardAero, Inc.†	5,445	135,363
TransDigm Group, Inc.	306	354,954
		15,947,725
Agriculture — 0.6%
Altria Group, Inc.	2,224	161,574
British American Tobacco PLC	17,668	1,037,510
Philip Morris International, Inc.	22,620	3,733,883
Vital Farms, Inc.†	853	11,644
		4,944,611
Airlines — 0.1%
American Airlines Group, Inc.†	4,582	53,655
Ryanair Holdings PLC ADR	13,963	763,078
Sun Country Airlines Holdings, Inc.†	10,346	163,467
United Airlines Holdings, Inc.†	1,189	107,010
		1,087,210
Apparel — 0.3%
Asics Corp.	37,700	1,074,045
Crocs, Inc.†	796	81,176
Kering SA	2,159	587,901
NIKE, Inc., Class B	5,247	232,757
VF Corp.	4,164	78,824
		2,054,703
Auto Manufacturers — 0.9%
General Motors Co.	1,984	152,550
PACCAR, Inc.	2,135	253,638
Rivian Automotive, Inc., Class A†	6,432	105,485
Suzuki Motor Corp.	52,300	583,729
Tesla, Inc.†	12,370	4,720,763
Toyota Motor Corp.	78,100	1,494,592
		7,310,757
Auto Parts & Equipment — 0.1%
Autoliv, Inc.	1,537	178,184
Autoliv, Inc. SDR	5,191	596,744
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Dorman Products, Inc.†	950	$106,885
Standard Motor Products, Inc.	4,265	159,383
		1,041,196
Banks — 6.1%
ABN AMRO Bank NV CVA	15,904	557,287
ANZ Group Holdings, Ltd.	52,429	1,395,436
Banco Bilbao Vizcaya Argentaria SA	64,058	1,416,725
Banco Santander SA	145,378	1,778,075
Bancorp., Inc.†	1,935	115,771
Bank of America Corp.	80,154	4,285,033
Bank of Hawaii Corp.	1,699	135,087
Bank of New York Mellon Corp.	1,843	247,644
BankUnited, Inc.	3,090	143,623
Barclays PLC	202,466	1,182,401
BAWAG Group AG*	2,893	498,851
Central BanCo, Inc.	2,619	70,765
Citigroup, Inc.	9,399	1,202,884
Columbia Banking System, Inc.	6,082	180,027
Commerce Bancshares, Inc.	1,541	80,178
Cullen/Frost Bankers, Inc.	688	99,712
Customers Bancorp., Inc.†	746	56,897
DBS Group Holdings, Ltd.	28,000	1,291,682
Dime Community Bancshares, Inc.	1,155	41,453
DNB Bank ASA	34,937	1,057,673
East West Bancorp, Inc.	3,085	390,160
Erste Group Bank AG	4,204	469,704
Fifth Third Bancorp	24,701	1,253,823
First BanCorp. Puerto Rico	8,711	211,503
First Citizens BancShares, Inc., Class A	63	124,981
First Financial Bankshares, Inc.	2,687	86,709
Flagstar Bank N.A.	9,083	126,890
FNB Corp.	5,502	98,211
Fulton Financial Corp.	4,771	103,006
Glacier Bancorp., Inc.	2,013	98,738
Goldman Sachs Group, Inc.	2,336	2,157,927
Hilltop Holdings, Inc.	3,044	114,667
Home BancShares, Inc.	4,496	120,808
Horizon Bancorp., Inc.	1,938	35,078
Huntington Bancshares, Inc.	29,842	500,152
ING Groep NV	29,062	842,942
JPMorgan Chase & Co.	26,821	8,401,142
KeyCorp	3,712	82,072
Lloyds Banking Group PLC	760,489	1,029,420
Macquarie Group, Ltd.	5,469	937,990
Mitsubishi UFJ Financial Group, Inc.	105,300	1,908,717
Morgan Stanley	22,751	4,336,113
National Bank of Canada	4,217	636,547
NewtekOne, Inc.	5,870	76,134
OFG Bancorp.	4,697	215,874
Pathward Financial, Inc.	1,382	120,013
Pinnacle Financial Partners, Inc.	1,470	145,442
Popular, Inc.	2,009	302,013
Prosperity Bancshares, Inc.	1,321	92,008
Resona Holdings, Inc.	55,000	686,666
Societe Generale SA	15,901	1,273,270
SouthState Bank Corp.	889	86,829
Standard Chartered PLC	54,995	1,397,735
Sumitomo Mitsui Trust Group, Inc.	29,400	979,473
UBS Group AG	27,236	1,213,484
UMB Financial Corp.	1,178	148,628
UniCredit SpA	17,234	1,331,848
United Bankshares, Inc.	3,355	146,983

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
US Bancorp	6,091	$345,116
Webster Financial Corp.	2,298	166,283
Wells Fargo & Co.	6,666	548,145
Western Alliance Bancorp	3,134	255,546
Zions Bancorp NA	1,385	87,837
		49,523,831
Beverages — 0.4%
Celsius Holdings, Inc.†	1,666	55,928
Coca-Cola Co.	25,775	2,030,039
Diageo PLC	33,945	682,374
Keurig Dr Pepper, Inc.	3,179	93,463
Monster Beverage Corp.†	1,243	95,798
PepsiCo., Inc.	1,697	268,957
Vita Coco Co., Inc.†	1,378	90,934
		3,317,493
Biotechnology — 1.2%
ACADIA Pharmaceuticals, Inc.†	1,850	41,533
Alnylam Pharmaceuticals, Inc.†	1,099	340,130
Alumis Inc†	2,092	51,651
Amgen, Inc.	627	217,099
Apogee Therapeutics, Inc.†	1,155	95,738
Argenx SE ADR†	1,299	1,015,454
Axsome Therapeutics, Inc.†	431	89,540
Bicara Therapeutics, Inc.†	872	18,818
Biogen, Inc.†	160	30,285
Biohaven, Ltd.†	11,729	112,481
Bio-Rad Laboratories, Inc., Class A†	178	49,861
Bridgebio Pharma, Inc.†	1,299	92,372
Celcuity, Inc.†	982	119,166
Celldex Therapeutics, Inc.†	1,432	47,084
CG oncology, Inc.†	1,117	74,549
Corteva, Inc.	3,882	314,481
Crinetics Pharmaceuticals, Inc.†	2,583	100,169
Denali Therapeutics, Inc.†	3,734	69,900
Disc Medicine, Inc.†	924	60,938
Entrada Therapeutics, Inc.†	4,223	57,011
EyePoint, Inc.†	5,134	67,769
Gilead Sciences, Inc.	26,097	3,414,531
Ideaya Biosciences, Inc.†	1,064	30,962
Illumina, Inc.†	946	119,896
Immunovant, Inc.†	1,898	51,521
Insmed, Inc.†	2,074	282,748
Ionis Pharmaceuticals, Inc.†	1,624	121,410
Kymera Therapeutics, Inc.†	2,252	182,570
LENZ Therapeutics, Inc.†	5,441	48,860
MBX Biosciences, Inc.†	1,618	48,896
Monte Rosa Therapeutics, Inc.†	3,609	69,112
Nurix Therapeutics, Inc.†	6,321	105,561
Oruka Therapeutics, Inc.†	1,182	80,861
Palvella Therapeutics, Inc.†	329	42,217
Praxis Precision Medicines, Inc.†	727	231,789
Rapport Therapeutics, Inc.†	2,538	84,084
Regeneron Pharmaceuticals, Inc.	101	71,413
Relay Therapeutics, Inc.†	14,621	189,488
Replimune Group, Inc.†	5,249	13,490
Revolution Medicines, Inc.†	2,392	344,735
Royalty Pharma PLC, Class A	1,858	93,067
Scholar Rock Holding Corp.†	2,157	100,538
Soleno Therapeutics, Inc.†	751	39,668
Ultragenyx Pharmaceutical, Inc.†	2,996	73,971
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
United Therapeutics Corp.†	361	$206,257
Vera Therapeutics, Inc.†	2,874	102,343
Vertex Pharmaceuticals, Inc.†	526	224,802
Wave Life Sciences, Ltd.†	13,412	94,689
Xencor, Inc.†	2,971	35,444
		9,570,952
Building Materials — 0.9%
Amrize, Ltd.	2,775	149,239
Armstrong World Industries, Inc.	876	149,262
Carlisle Cos., Inc.	333	118,302
Carrier Global Corp.	1,738	116,741
CRH PLC	1,057	125,170
Gibraltar Industries, Inc.†	938	36,610
Griffon Corp.	1,580	144,049
Heidelberg Materials AG	3,689	817,090
Holcim AG	10,723	999,488
Johnson Controls International PLC	1,157	168,957
Kingspan Group PLC	3,973	367,896
Knife River Corp.†	1,420	131,421
Louisiana-Pacific Corp.	1,169	84,390
Madison Air Solutions Corp., Class A†	817	31,193
Martin Marietta Materials, Inc.	1,683	1,041,895
Mitsubishi Electric Corp.	31,200	1,252,922
Modine Manufacturing Co.†	1,162	295,880
Owens Corning	1,596	196,851
Trane Technologies PLC	1,943	957,005
Trex Co., Inc.†	2,237	87,690
West Fraser Timber Co., Ltd.	958	60,651
		7,332,702
Chemicals — 1.2%
Air Liquide SA	7,108	1,530,064
Axalta Coating Systems, Ltd.†	1,618	46,016
CF Industries Holdings, Inc.	350	43,470
Ecolab, Inc.	365	95,119
Element Solutions, Inc.	2,999	127,728
H.B. Fuller Co.	1,418	85,817
Huntsman Corp.	5,393	77,498
Koppers Holdings, Inc.	2,136	87,213
Linde PLC	8,524	4,271,717
LyondellBasell Industries NV, Class A	910	67,886
Minerals Technologies, Inc.	1,364	98,126
Mitsubishi Chemical Group Corp.	74,800	437,007
Mosaic Co.	2,089	48,611
Qnity Electronics, Inc.	493	69,345
RPM International, Inc.	2,474	252,076
Sherwin-Williams Co.	4,382	1,409,295
Shin-Etsu Chemical Co., Ltd.	23,600	1,099,722
Solstice Advanced Materials, Inc.	2,155	176,602
Westlake Corp.	712	82,079
		10,105,391
Coal — 0.0%
Warrior Met Coal, Inc.	2,149	193,088
Commercial Services — 1.0%
Adyen NV*†	132	149,372
Affirm Holdings, Inc.†	2,650	170,342
API Group Corp.†	9,001	411,526
Automatic Data Processing, Inc.	1,798	381,068
Avis Budget Group, Inc.†	195	35,231
Block, Inc.†	4,316	304,321
Booz Allen Hamilton Holding Corp.	2,714	211,068

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Bright Horizons Family Solutions, Inc.†	840	$68,132
Cintas Corp.	2,134	372,831
CoreCivic, Inc.†	3,166	64,776
Corpay, Inc.†	447	136,992
Element Fleet Management Corp.	40,470	966,203
Equifax, Inc.	2,067	359,534
EquipmentShare.com, Inc., Class A†	2,518	52,865
Euronet Worldwide, Inc.†	1,330	96,265
First Advantage Corp.†	6,847	87,368
FTI Consulting, Inc.†	569	102,022
GEO Group, Inc.†	4,837	89,533
Global Payments, Inc.	893	64,260
Grand Canyon Education, Inc.†	810	136,947
Green Dot Corp., Class A†	3,622	45,456
Gusto, Inc.†(1)(2)	775	16,585
Huron Consulting Group, Inc.†	690	90,159
Marqeta, Inc., Class A†	15,957	69,253
Matthews International Corp., Class A	3,180	90,757
Moody's Corp.	1,106	510,806
Morningstar, Inc.	197	33,236
Paylocity Holding Corp.†	895	94,414
Payoneer Global, Inc.†	15,657	77,972
PROG Holdings, Inc.	2,297	82,301
Quanta Services, Inc.	86	62,588
Recruit Holdings Co., Ltd.	24,100	1,125,031
Remitly Global, Inc.†	1,486	32,529
S&P Global, Inc.	1,857	800,794
Service Corp. International	1,993	161,493
Stride, Inc.†	351	34,103
Toast, Inc., Class A†	458	13,062
TransUnion	526	37,346
Universal Technical Institute, Inc.†	1,305	48,977
Valvoline, Inc.†	2,270	75,432
Verisk Analytics, Inc.	336	61,989
Verra Mobility Corp.†	7,012	103,988
WillScot Holdings Corp.	4,186	94,771
		8,023,698
Computer Graphics — 0.0%
Canva, Inc., Class B†(1)(2)	42	65,991
Computers — 3.4%
Everpure, Inc., Class A†	2,957	211,278
Accenture PLC, Class A	1,349	241,080
Apple, Inc.	84,996	23,063,665
Crowdstrike Holdings, Inc., Class A†	1,035	461,351
Dell Technologies, Inc., Class C	570	119,101
D-Wave Quantum, Inc.†	6,080	123,302
Figure Technology Solutions, Inc., Class A†	3,039	106,669
Indra Sistemas SA	10,783	620,888
International Business Machines Corp.	3,384	781,636
Lumentum Holdings, Inc.†	285	257,161
Okta, Inc.†	2,214	163,061
Pitney Bowes, Inc.	4,950	76,527
Rigetti Computing, Inc.†	5,729	99,971
Rubrik, Inc., Class A†	792	42,119
SailPoint, Inc.†	4,026	45,977
Sandisk Corp.†	173	189,696
Seagate Technology Holdings PLC	628	423,046
Western Digital Corp.	566	245,938
Zscaler, Inc.†	1,176	153,680
		27,426,146
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	27,588	$2,354,912
e.l.f. Beauty, Inc.†	3,655	233,810
Estee Lauder Cos., Inc., Class A	1,027	78,781
Kenvue, Inc.	1,312	23,000
L'Oreal SA	2,200	943,714
Perrigo Co. PLC	6,230	73,763
Prestige Consumer Healthcare, Inc.†	1,218	68,598
Procter & Gamble Co.	21,054	3,096,833
Unilever PLC	47,312	2,765,368
Unilever PLC ADR	2,188	129,048
		9,767,827
Distribution/Wholesale — 0.5%
Bunzl PLC	17,969	592,048
Global Industrial Co.	3,997	132,341
RB Global, Inc.	1,366	142,474
SiteOne Landscape Supply, Inc.†	1,417	178,613
Sumitomo Corp.	41,100	1,544,828
VSE Corp.	536	92,020
Watsco, Inc.	314	137,482
WESCO International, Inc.	667	232,863
WW Grainger, Inc.	898	1,042,892
		4,095,561
Diversified Financial Services — 3.1%
AerCap Holdings NV	4,356	619,467
Ally Financial, Inc.	3,323	147,508
American Express Co.	9,545	3,083,512
Ares Management Corp., Class A	979	114,935
BitMine Immersion Technologies, Inc.	4,310	92,234
Blackrock, Inc.	262	279,187
Blue Owl Capital, Inc.	5,806	56,608
Capital One Financial Corp.	1,133	216,743
Cboe Global Markets, Inc.	90	27,008
Charles Schwab Corp.	37,751	3,459,502
Circle Internet Group, Inc.†	220	19,994
CME Group, Inc.	1,479	425,686
Enova International, Inc.†	425	71,999
Evercore, Inc., Class A	439	141,046
Federal National Mtg. Assoc.†	17,698	144,770
Galaxy Digital, Inc., Class A†	5,080	139,395
Hamilton Lane, Inc., Class A	345	31,737
Intercontinental Exchange, Inc.	12,517	1,978,813
Invesco, Ltd.	2,222	58,239
Lazard, Inc.	3,566	172,951
LPL Financial Holdings, Inc.	993	331,791
Mastercard, Inc., Class A	6,295	3,165,881
Miami International Holdings, Inc.†	1,057	49,140
OneMain Holdings, Inc.	2,531	148,747
ORIX Corp.	18,600	621,363
PennyMac Financial Services, Inc.	666	60,133
Piper Sandler Cos.	716	62,435
Rocket Cos., Inc., Class A†	12,774	186,756
SLM Corp.	6,334	146,189
SoFi Technologies, Inc.†	4,790	77,119
StepStone Group, Inc., Class A	2,673	141,402
StoneX Group, Inc.†	1,683	178,448
TPG, Inc.	4,176	182,157
Tradeweb Markets, Inc., Class A	3,369	381,539
Virtus Investment Partners, Inc.	748	108,871
Visa, Inc., Class A	22,738	7,499,902
Voya Financial, Inc.	3,197	262,026
		24,885,233

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric — 1.9%
Alliant Energy Corp.	3,260	$239,382
Ameren Corp.	22,430	2,549,169
CMS Energy Corp.	4,266	327,373
Consolidated Edison, Inc.	1,616	180,168
Constellation Energy Corp.	4,779	1,495,827
DTE Energy Co.	687	104,211
Enel SpA	106,403	1,241,438
Engie SA	38,518	1,271,918
Fortum Oyj	16,733	421,780
IDACORP., Inc.	578	85,394
MGE Energy, Inc.	1,126	90,328
National Grid PLC	77,105	1,379,296
NextEra Energy, Inc.	13,480	1,319,422
Northwestern Energy Group, Inc.	1,716	124,135
OGE Energy Corp.	2,683	130,930
Oklo, Inc.†	1,701	123,323
Ormat Technologies, Inc.	757	86,979
Orsted A/S*†	19,935	534,255
PG&E Corp.	10,780	179,164
Sempra	2,238	212,879
Southern Co.	27,289	2,638,846
Talen Energy Corp.†	232	86,401
Vistra Corp.	1,132	178,675
Xcel Energy, Inc.	5,127	425,285
		15,426,578
Electrical Components & Equipment — 1.0%
ABB, Ltd.	13,542	1,361,308
Acuity, Inc.	448	129,817
AMETEK, Inc.	9,130	2,150,115
Belden, Inc.	1,746	196,390
Eaton Corp. PLC	394	170,606
Emerson Electric Co.	1,727	242,540
Energizer Holdings, Inc.	2,022	39,590
EnerSys	300	63,978
Fujikura, Ltd.	21,000	828,545
Novanta, Inc.†	1,045	135,359
Prysmian SpA	10,210	1,547,232
Schneider Electric SE	2,649	836,591
		7,702,071
Electronics — 1.5%
Advanced Energy Industries, Inc.	183	70,256
Amphenol Corp., Class A	9,733	1,433,379
Applied Optoelectronics, Inc.†	1,185	194,767
Atmus Filtration Technologies, Inc.	3,840	243,456
Avnet, Inc.	2,167	178,799
Bel Fuse, Inc., Class B	747	206,052
Coherent Corp.†	347	110,939
ESCO Technologies, Inc.	626	202,793
Flex, Ltd.†	2,659	243,431
Fortive Corp.	3,662	218,951
Honeywell International, Inc.	3,044	652,421
Hoya Corp.	3,900	730,129
Jabil, Inc.	420	141,746
Keysight Technologies, Inc.†	12,911	4,517,688
nVent Electric PLC	1,822	260,364
Ralliant Corp.	1,739	79,020
Sensata Technologies Holding PLC	4,840	201,538
TE Connectivity PLC	8,343	1,765,879
TTM Technologies, Inc.†	1,669	264,069
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Vicor Corp.†	518	$139,482
Woodward, Inc.	216	78,406
		11,933,565
Energy-Alternate Sources — 0.1%
Array Technologies, Inc.†	17,469	135,210
Nextpower, Inc., Class A†	1,583	188,583
REX American Resources Corp.†	2,019	97,921
Shoals Technologies Group, Inc., Class A†	12,305	97,702
		519,416
Engineering & Construction — 0.3%
Argan, Inc.	325	217,744
Comfort Systems USA, Inc.	17	31,284
Dycom Industries, Inc.†	578	239,350
Frontdoor, Inc.†	916	62,865
MasTec, Inc.†	234	92,208
Primoris Services Corp.	828	149,992
Shimizu Corp.	28,600	559,805
Sterling Infrastructure, Inc.†	294	151,592
TopBuild Corp.†	296	131,039
Vinci SA	5,644	854,042
		2,489,921
Entertainment — 0.1%
Churchill Downs, Inc.	759	76,651
DraftKings, Inc., Class A†	4,008	93,467
Flutter Entertainment PLC†	996	107,498
Liberty Media Corp.-Liberty Formula One, Class C†	2,564	220,376
Live Nation Entertainment, Inc.†	436	68,862
Madison Square Garden Entertainment Corp.†	668	44,703
Madison Square Garden Sports Corp.†	348	119,176
Marriott Vacations Worldwide Corp.	450	32,404
TKO Group Holdings, Inc.	870	161,898
Warner Music Group Corp., Class A	1,529	43,225
		968,260
Environmental Control — 0.4%
Casella Waste Systems, Inc., Class A†	1,133	89,790
Pentair PLC	9,598	774,655
Republic Services, Inc.	6,432	1,345,703
Veralto Corp.	320	28,224
Waste Connections, Inc.	6,282	1,034,771
Waste Management, Inc.	541	125,809
		3,398,952
Food — 1.0%
Ajinomoto Co., Inc.	20,100	652,911
Coles Group, Ltd.	27,242	434,346
Flowers Foods, Inc.	7,860	71,212
Ingredion, Inc.	224	25,030
Lamb Weston Holdings, Inc.	3,522	153,383
Magnum Ice Cream Co. NV†	30,887	450,339
McCormick & Co., Inc.	658	33,453
Mondelez International, Inc., Class A	57,160	3,511,910
Nestle SA	11,895	1,206,495
Performance Food Group Co.†	1,524	138,013
Post Holdings, Inc.†	812	85,057
Seven & i Holdings Co., Ltd.	49,700	593,647
Sprouts Farmers Market, Inc.†	1,429	116,964
Sysco Corp.	114	8,517
US Foods Holding Corp.†	2,949	275,702
		7,756,979

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food Service — 0.2%
Aramark	4,043	$184,725
Compass Group PLC	43,742	1,237,245
		1,421,970
Forest Products & Paper — 0.1%
International Paper Co.	25,926	788,669
Gas — 0.2%
Atmos Energy Corp.	5,900	1,120,882
National Fuel Gas Co.	2,756	232,551
ONE Gas, Inc.	1,309	116,789
Southwest Gas Holdings, Inc.	1,334	125,463
		1,595,685
Hand/Machine Tools — 0.1%
Enerpac Tool Group Corp.	687	24,114
MSA Safety, Inc.	758	126,123
Stanley Black & Decker, Inc.	598	46,740
Techtronic Industries Co., Ltd.	45,000	655,350
		852,327
Healthcare-Products — 1.8%
10X Genomics, Inc., Class A†	5,141	113,359
Abbott Laboratories	20,610	1,871,182
Azenta, Inc.†	1,732	42,555
Billiontoone, Inc., Class A†	1,142	85,707
Boston Scientific Corp.†	3,221	185,562
Danaher Corp.	8,453	1,512,664
Dentsply Sirona, Inc.	4,585	53,874
Edwards Lifesciences Corp.†	2,149	179,441
Enovis Corp.†	1,193	27,964
Envista Holdings Corp.†	1,294	33,566
EssilorLuxottica SA	2,686	572,774
Globus Medical, Inc., Class A†	679	61,232
Guardant Health, Inc.†	3,162	275,347
Intuitive Surgical, Inc.†	3,772	1,726,105
Kestra Medical Technologies, Ltd.†	2,025	41,958
Koninklijke Philips NV	32,069	845,979
Lantheus Holdings, Inc.†	2,213	187,264
Masimo Corp.†	437	77,974
Medline, Inc., Class A†	5,653	251,389
Medtronic PLC	1,504	121,779
Natera, Inc.†	2,078	428,400
Novocure, Ltd.†	5,290	80,461
Omnicell, Inc.†	605	25,059
Penumbra, Inc.†	501	163,566
PROCEPT BioRobotics Corp.†	1,728	41,541
Pulse Biosciences, Inc.†	2,403	50,872
Repligen Corp.†	1,125	133,099
Revvity, Inc.	13,379	1,158,889
Siemens Healthineers AG*	15,231	624,164
Stryker Corp.	5,074	1,598,970
Tactile Systems Technology, Inc.†	3,365	77,462
Tandem Diabetes Care, Inc.†	733	14,312
Thermo Fisher Scientific, Inc.	4,189	2,006,363
UFP Technologies, Inc.†	221	42,350
Waters Corp.†	333	102,974
West Pharmaceutical Services, Inc.	262	77,969
		14,894,126
Healthcare-Services — 1.3%
Alignment Healthcare, Inc.†	2,280	51,391
BrightSpring Health Services, Inc.†	3,251	155,951
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Centene Corp.†	1,190	$63,891
Charles River Laboratories International, Inc.†	368	61,445
Cigna Group	159	46,202
Concentra Group Holdings Parent, Inc.	7,632	171,491
Elevance Health, Inc.	1,107	416,697
Encompass Health Corp.	1,241	124,100
Ensign Group, Inc.	702	131,056
IQVIA Holdings, Inc.†	155	24,547
Medpace Holdings, Inc.†	268	112,201
Molina Healthcare, Inc.†	440	85,633
Option Care Health, Inc.†	2,165	44,015
Quest Diagnostics, Inc.	8,935	1,735,177
RadNet, Inc.†	1,207	68,256
Select Medical Holdings Corp.	4,538	74,469
Tenet Healthcare Corp.†	9,645	1,708,322
UnitedHealth Group, Inc.	14,369	5,323,427
		10,398,271
Home Builders — 0.1%
Cavco Industries, Inc.†	167	84,669
Green Brick Partners, Inc.†	1,752	118,155
Installed Building Products, Inc.	635	183,229
KB Home	1,238	65,602
Persimmon PLC	11,922	173,621
Toll Brothers, Inc.	2,296	326,353
		951,629
Home Furnishings — 0.3%
Panasonic Holdings Corp.	43,300	893,808
SharkNinja, Inc.†	1,018	117,609
Sony Group Corp.	76,300	1,525,537
		2,536,954
Household Products/Wares — 0.1%
Avery Dennison Corp.	2,853	467,692
Housewares — 0.0%
Central Garden & Pet Co.†	3,475	128,645
Scotts Miracle-Gro Co.	1,393	87,341
		215,986
Insurance — 3.2%
Admiral Group PLC	15,939	732,510
AIA Group, Ltd.	87,000	958,206
Allstate Corp.	7,918	1,720,265
American Financial Group, Inc.	655	87,292
American International Group, Inc.	2,062	154,238
Aon PLC, Class A	1,291	402,340
AXA SA	26,084	1,256,477
Axis Capital Holdings, Ltd.	2,224	223,312
Berkshire Hathaway, Inc., Class B†	8,891	4,210,778
Chubb, Ltd.	13,004	4,252,308
Corebridge Financial, Inc.	792	21,812
Definity Financial Corp.	18,906	963,846
Equitable Holdings, Inc.	8,665	365,663
F&G Annuities & Life, Inc.	74	2,119
Fidelity National Financial, Inc.	1,749	91,473
Generali	15,935	713,533
Hanover Insurance Group, Inc.	1,081	202,893
Hartford Insurance Group, Inc.	4,920	673,105
Horace Mann Educators Corp.	2,412	109,601
Lincoln National Corp.	2,182	82,501
Mandatum Oyj	61,942	497,100
Markel Group, Inc.†	93	164,840

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.	12,028	$2,017,216
Mercury General Corp.	1,624	158,031
MetLife, Inc.	9,533	763,593
Neptune Insurance Holdings, Inc., Class A†	638	16,033
Palomar Holdings, Inc.†	1,514	182,255
Progressive Corp.	5,324	1,071,615
Reinsurance Group of America, Inc.	348	73,588
RenaissanceRe Holdings, Ltd.	937	287,631
Safety Insurance Group, Inc.	1,116	83,878
Sampo Oyj, Class A	94,963	986,572
Selective Insurance Group, Inc.	1,007	84,538
Suncorp Group, Ltd.	44,674	551,365
Tokio Marine Holdings, Inc.	24,900	1,128,863
Travelers Cos., Inc.	1,950	595,023
TWFG, Inc.†	3,599	66,869
Willis Towers Watson PLC	535	137,067
		26,090,349
Internet — 7.3%
Airbnb, Inc., Class A†	319	44,775
Alibaba Group Holding, Ltd.	19,504	320,499
Alphabet, Inc., Class A	22,093	8,501,386
Alphabet, Inc., Class C	39,534	15,099,616
Amazon.com, Inc.†	59,221	15,697,118
Angi, Inc.†	926	6,797
AppLovin Corp., Class A†	579	258,437
Booking Holdings, Inc.	12,447	2,095,577
Coupang, Inc.†	17,710	353,846
DoorDash, Inc., Class A†	2,837	478,460
eBay, Inc.	411	42,530
IAC, Inc.†	622	27,716
Lyft, Inc., Class A†	6,839	96,772
Maplebear, Inc.†	1,862	78,856
Meta Platforms, Inc., Class A	14,491	8,867,188
Netflix, Inc.†	43,383	4,061,082
Pinterest, Inc., Class A†	8,078	158,813
Q2 Holdings, Inc.†	944	47,908
Reddit, Inc., Class A†	764	112,484
Robinhood Markets, Inc., Class A†	736	53,647
Sea, Ltd. ADR†	9,882	838,784
Shopify, Inc., Class A†	7,413	897,937
Snap, Inc., Class A†	6,695	40,639
Spotify Technology SA†	95	42,422
Tencent Holdings, Ltd.	5,500	333,933
Uber Technologies, Inc.†	1,110	82,817
Upwork, Inc.†	6,794	70,318
Ziff Davis, Inc.†	2,605	119,205
		58,829,562
Iron/Steel — 0.1%
Carpenter Technology Corp.	509	217,954
Reliance, Inc.	837	303,412
Steel Dynamics, Inc.	668	152,745
		674,111
Leisure Time — 0.1%
Acushnet Holdings Corp.	1,809	175,147
Patrick Industries, Inc.	998	92,814
Peloton Interactive, Inc., Class A†	4,522	24,645
Planet Fitness, Inc., Class A†	1,787	119,139
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Royal Caribbean Cruises, Ltd.	337	$88,887
Viking Holdings, Ltd.†	794	65,037
		565,669
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	4,723	1,530,583
Las Vegas Sands Corp.	987	53,900
Marcus Corp.	2,935	51,715
Marriott International, Inc., Class A	937	338,903
Travel & Leisure Co.	3,096	200,187
Wyndham Hotels & Resorts, Inc.	908	73,893
		2,249,181
Machinery-Construction & Mining — 1.5%
Bloom Energy Corp., Class A†	2,371	671,846
BWX Technologies, Inc.	934	202,108
Caterpillar, Inc.	4,279	3,808,781
GE Vernova, Inc.	1,971	2,135,500
Hitachi, Ltd.	51,500	1,619,503
Komatsu, Ltd.	12,700	536,813
Sandvik AB	33,768	1,416,497
Siemens Energy AG	5,396	1,144,545
Vertiv Holdings Co., Class A	983	322,906
		11,858,499
Machinery-Diversified — 1.4%
AGCO Corp.	1,439	174,148
Alamo Group, Inc.	350	60,704
Cognex Corp.	4,258	236,362
Deere & Co.	7,845	4,627,530
Dover Corp.	423	95,771
ESAB Corp.	2,587	254,224
Graco, Inc.	585	46,958
Ingersoll Rand, Inc.	8,666	692,067
KION Group AG	9,200	479,387
Middleby Corp.†	2,063	289,563
Mueller Water Products, Inc., Class A	4,970	138,613
Otis Worldwide Corp.	7,677	597,885
Rockwell Automation, Inc.	880	359,841
Tennant Co.	1,906	158,274
Toro Co.	2,274	216,417
Watts Water Technologies, Inc., Class A	639	191,802
Westinghouse Air Brake Technologies Corp.	9,111	2,458,968
		11,078,514
Media — 0.2%
Liberty Broadband Corp., Class C†	1,325	50,999
Liberty Global, Ltd., Class C†	5,091	57,732
Nexstar Media Group, Inc.	559	116,350
Scholastic Corp.	1,495	60,338
Sinclair, Inc.	5,908	91,869
Sphere Entertainment Co.†	795	113,248
Walt Disney Co.	13,706	1,421,998
		1,912,534
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	949	128,523
RBC Bearings, Inc.†	495	296,550
Timken Co.	1,154	127,967
Xometry, Inc., Class A†	3,389	173,754
		726,794
Mining — 0.6%
Agnico Eagle Mines, Ltd.	219	41,218

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Alcoa Corp.	897	$57,220
Antofagasta PLC	16,221	797,676
BHP Group, Ltd. (ASX)	16,501	653,203
BHP Group, Ltd. (LSE)	13,620	537,096
Coeur Mining, Inc.†	11,284	202,773
Franco-Nevada Corp.	687	158,244
Freeport-McMoRan, Inc.	2,828	163,402
Glencore PLC	109,416	847,558
Grupo Mexico SAB de CV, Class B	32,236	353,390
Ivanhoe Electric, Inc.†	10,307	132,239
MP Materials Corp.†	2,590	171,044
Rio Tinto PLC	4,422	441,792
Royal Gold, Inc.	618	144,229
Uranium Energy Corp.†	14,465	215,384
USA Rare Earth, Inc.†	3,800	98,686
		5,015,154
Miscellaneous Manufacturing — 0.7%
3M Co.	493	72,234
Axon Enterprise, Inc.†	244	98,030
Fabrinet†	632	431,953
JBT Marel Corp.	1,153	136,169
Parker-Hannifin Corp.	1,494	1,358,674
Siemens AG	12,217	3,628,624
Teledyne Technologies, Inc.†	364	235,089
		5,960,773
Office Furnishings — 0.0%
HNI Corp.	1,965	71,801
Oil & Gas — 3.0%
Aker BP ASA	16,467	646,413
Canadian Natural Resources, Ltd.	19,900	949,914
Cenovus Energy, Inc.	22,644	662,111
Chevron Corp.	13,773	2,662,459
ConocoPhillips	34,666	4,360,289
Diamondback Energy, Inc.	778	159,980
EOG Resources, Inc.	5,613	789,019
EQT Corp.	2,275	136,682
Equinor ASA	18,649	763,637
Exxon Mobil Corp.	26,182	4,040,668
HF Sinclair Corp.	2,869	192,826
Magnolia Oil & Gas Corp., Class A	4,500	136,080
Marathon Petroleum Corp.	225	55,865
Ovintiv, Inc.	5,183	319,014
Permian Resources Corp., Class A	13,156	284,433
Phillips 66	663	118,776
Range Resources Corp.	37,690	1,639,515
Shell PLC ADR	27,477	2,491,340
TotalEnergies SE	27,245	2,536,895
Valero Energy Corp.	3,309	835,787
Viper Energy, Inc., Class A	5,072	250,455
Weatherford International PLC	2,663	293,862
		24,326,020
Oil & Gas Services — 0.7%
Baker Hughes Co.	2,066	143,938
Expro Group Holdings NV†	8,962	163,198
Kodiak Gas Services, Inc.	1,167	79,123
NOV, Inc.	10,581	216,487
SLB, Ltd.	51,413	2,924,372
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
TechnipFMC PLC	23,355	$1,764,937
Tidewater, Inc.†	1,331	118,898
		5,410,953
Packaging & Containers — 0.3%
Ball Corp.	15,622	954,192
Crown Holdings, Inc.	1,149	112,958
Greif, Inc., Class B	1,054	84,573
Packaging Corp. of America	3,041	649,101
Silgan Holdings, Inc.	2,418	98,050
Sonoco Products Co.	1,538	76,839
Stora Enso Oyj, Class R	50,591	566,350
		2,542,063
Pharmaceuticals — 4.1%
AbbVie, Inc.	8,369	1,768,537
Agios Pharmaceuticals, Inc.†	3,971	111,188
Alkermes PLC†	3,358	113,198
AstraZeneca PLC (NYSE)	26,249	4,918,275
Atrium Therapeutics, Inc.†	226	2,886
Becton Dickinson & Co.	1,487	221,623
Bristol-Myers Squibb Co.	3,424	207,460
Cardinal Health, Inc.	635	122,479
Cencora, Inc.	5,714	1,759,969
Chugai Pharmaceutical Co., Ltd.	21,300	1,119,304
Chugai Pharmaceutical Co., Ltd. ADR	4,241	116,458
CVS Health Corp.	14,700	1,224,363
Elanco Animal Health, Inc.†	7,209	161,265
Eli Lilly & Co.	6,576	6,145,930
Johnson & Johnson	16,379	3,764,713
Madrigal Pharmaceuticals, Inc.†	342	176,947
McKesson Corp.	1,635	1,332,852
Merck & Co., Inc.	8,068	880,864
Mirum Pharmaceuticals, Inc.†	711	69,187
Neurocrine Biosciences, Inc.†	1,118	147,207
Novartis AG	13,526	2,010,249
Novo Nordisk A/S, Class B	28,145	1,185,123
ORIC Pharmaceuticals, Inc.†	5,490	54,241
Pfizer, Inc.	6,994	186,740
Protagonist Therapeutics, Inc.†	654	64,726
Rhythm Pharmaceuticals, Inc.†	1,072	87,218
Roche Holding AG	5,419	2,218,669
Sanofi SA	9,435	881,417
SpyGlass Pharma, Inc.†	1,244	28,537
Takeda Pharmaceutical Co., Ltd.	28,000	931,318
UCB SA	2,223	599,988
Vaxcyte, Inc.†	1,326	75,900
Viatris, Inc.	10,490	156,721
		32,845,552
Pipelines — 0.2%
Cheniere Energy, Inc.	2,072	569,696
Targa Resources Corp.	735	191,159
Williams Cos., Inc.	12,949	988,138
		1,748,993
Private Equity — 0.3%
3i Group PLC	18,960	660,309
Blackstone, Inc.	519	65,176
Bridgepoint Group PLC*	101,247	345,588
Brookfield Corp.	17,574	793,731

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity (continued)
CVC Capital Partners PLC*	25,062	$381,751
KKR & Co., Inc.	4,556	475,373
		2,721,928
Real Estate — 0.2%
CBRE Group, Inc., Class A†	922	131,597
Cushman & Wakefield, Ltd.†	9,755	136,960
Jones Lang LaSalle, Inc.†	851	270,729
Mitsubishi Estate Co., Ltd.	6,600	188,172
Mitsui Fudosan Co., Ltd.	72,000	787,569
Transcontinental Realty Investors, Inc.†	555	19,658
		1,534,685
REITS — 1.5%
Acadia Realty Trust	7,413	160,269
American Healthcare REIT, Inc.	1,441	73,174
American Homes 4 Rent, Class A	3,294	104,881
American Tower Corp.	3,942	720,243
Annaly Capital Management, Inc.	28,668	656,497
Apple Hospitality REIT, Inc.	10,905	146,890
AvalonBay Communities, Inc.	338	61,854
Brixmor Property Group, Inc.	2,658	79,979
BXP, Inc.	592	34,608
CubeSmart	5,250	212,520
Curbline Properties Corp.	3,040	83,904
Douglas Emmett, Inc.	6,141	66,384
EastGroup Properties, Inc.	667	134,200
Equinix, Inc.	251	271,790
Equity LifeStyle Properties, Inc.	13,084	828,086
Equity Residential	14,373	939,707
Essex Property Trust, Inc.	2,656	699,086
Federal Realty Investment Trust	452	50,127
Gaming & Leisure Properties, Inc.	854	41,385
Healthcare Realty Trust, Inc.	8,771	164,018
Kilroy Realty Corp.	2,184	72,640
Lamar Advertising Co., Class A	1,309	180,433
Lineage, Inc.	894	32,971
LTC Properties, Inc.	2,010	76,822
NNN REIT, Inc.	2,318	101,505
Omega Healthcare Investors, Inc.	3,848	180,741
Pebblebrook Hotel Trust	5,337	74,985
Prologis, Inc.	797	113,190
Public Storage	4,303	1,301,442
Rayonier, Inc.	3,490	74,023
Rexford Industrial Realty, Inc.	5,710	204,932
Rithm Capital Corp.	13,191	129,008
Scentre Group	314,441	846,693
Segro PLC	41,955	401,156
Simon Property Group, Inc.	410	83,521
SL Green Realty Corp.	1,687	71,546
Smartstop Self Storage REIT, Inc.	1,324	41,679
Starwood Property Trust, Inc.	3,398	62,387
Sun Communities, Inc.	1,763	225,382
Terreno Realty Corp.	1,639	106,863
VICI Properties, Inc.	16,455	480,486
Vornado Realty Trust	3,004	89,790
Welltower, Inc.	8,171	1,775,885
WP Carey, Inc.	2,488	181,450
		12,439,132
Retail — 3.7%
Advance Auto Parts, Inc.	3,235	192,515
AutoZone, Inc.†	475	1,759,414
Security Description	Shares or Principal Amount	Value

Retail (continued)
Bath & Body Works, Inc.	5,469	$106,317
BJ's Wholesale Club Holdings, Inc.†	1,804	169,378
Boot Barn Holdings, Inc.†	629	107,842
Brinker International, Inc.†	602	91,649
Burlington Stores, Inc.†	741	237,128
Caleres, Inc.	6,520	85,412
Carvana Co.†	12,581	4,979,560
Cava Group, Inc.†	1,648	153,940
Chipotle Mexican Grill, Inc.†	17,712	602,031
Citi Trends, Inc.†	878	42,767
Costco Wholesale Corp.	1,364	1,383,819
Dick's Sporting Goods, Inc.	234	53,099
Dollar Tree, Inc.†	8,499	825,338
Dutch Bros, Inc., Class A†	2,283	131,295
Ferguson Enterprises, Inc. (NYSE)	1,682	450,288
FirstCash Holdings, Inc.	462	100,818
Five Below, Inc.†	740	174,388
Floor & Decor Holdings, Inc., Class A†	2,583	125,017
Freshpet, Inc.†	1,256	84,629
GameStop Corp., Class A†	1,132	28,243
Home Depot, Inc.	7,390	2,429,832
Isetan Mitsukoshi Holdings, Ltd.	39,200	744,400
Jack in the Box, Inc.†	4,246	53,500
Kingfisher PLC	102,100	401,294
Kohl's Corp.	4,554	64,530
Lowe's Cos., Inc.	4,026	961,369
McDonald's Corp.	10,338	3,035,134
Moncler SpA	10,255	618,103
MSC Industrial Direct Co., Inc., Class A	1,358	138,883
Next PLC	3,921	691,549
Ollie's Bargain Outlet Holdings, Inc.†	578	50,003
O'Reilly Automotive, Inc.†	2,126	211,324
Penske Automotive Group, Inc.	264	45,281
RH†	545	71,918
Ross Stores, Inc.	10,560	2,405,462
Starbucks Corp.	1,018	107,226
Target Corp.	221	28,675
TJX Cos., Inc.	5,905	925,609
Tractor Supply Co.	26,113	916,566
Tsuruha Holdings, Inc.	20,800	272,777
Ulta Beauty, Inc.†	157	84,384
Victoria's Secret & Co.†	1,781	92,309
Walmart, Inc.	21,416	2,825,413
Warby Parker, Inc., Class A†	2,558	56,583
Wingstop, Inc.	550	90,233
Yum! Brands, Inc.	4,434	707,888
		29,915,132
Savings & Loans — 0.0%
Capitol Federal Financial, Inc.	9,091	69,819
TFS Financial Corp.	5,100	76,704
WSFS Financial Corp.	2,058	148,114
		294,637
Semiconductors — 10.2%
Advanced Micro Devices, Inc.†	11,741	4,162,067
Aehr Test Systems†	1,086	98,348
Analog Devices, Inc.	8,621	3,467,883
Applied Materials, Inc.	3,841	1,515,236
ASML Holding NV (NASDAQ)	961	1,382,869
ASML Holding NV (XAMS)	2,745	3,962,686
Astera Labs, Inc.†	1,163	226,483
BE Semiconductor Industries NV	2,521	736,926

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Broadcom, Inc.	38,472	$16,059,367
Entegris, Inc.	2,424	342,705
Impinj, Inc.†	1,228	177,962
Infineon Technologies AG	13,404	900,812
Intel Corp.†	23,729	2,241,916
KLA Corp.	1,609	2,816,313
Lam Research Corp.	5,085	1,311,218
Lattice Semiconductor Corp.†	2,681	327,833
MACOM Technology Solutions Holdings, Inc.†	1,007	283,581
Marvell Technology, Inc.	8,477	1,399,977
Micron Technology, Inc.	1,891	977,950
MKS, Inc.	1,192	338,230
Monolithic Power Systems, Inc.	795	1,283,456
NVIDIA Corp.	135,723	27,086,239
ON Semiconductor Corp.†	207	20,868
QUALCOMM, Inc.	2,558	459,366
Rambus, Inc.†	2,027	233,328
Samsung Electronics Co., Ltd.	6,089	923,777
SiTime Corp.†	243	136,602
Synaptics, Inc.†	855	80,019
Taiwan Semiconductor Manufacturing Co., Ltd.	36,000	2,443,988
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,137	2,034,560
Teradyne, Inc.	313	107,506
Texas Instruments, Inc.	11,765	3,306,906
Tokyo Electron, Ltd.	4,300	1,275,563
		82,122,540
Software — 4.2%
Adobe, Inc.†	510	125,511
Akamai Technologies, Inc.†	607	62,509
Appfolio, Inc., Class A†	691	115,459
Appian Corp., Class A†	2,370	49,272
Asure Software, Inc.†	5,042	45,630
Atlassian Corp., Class A†	1,067	73,186
Autodesk, Inc.†	302	71,574
Bandwidth, Inc., Class A†	1,671	61,510
BILL Holdings, Inc.†	2,489	94,582
Braze, Inc., Class A†	4,563	100,523
Broadridge Financial Solutions, Inc.	2,821	434,378
Cadence Design Systems, Inc.†	479	157,874
CCC Intelligent Solutions Holdings, Inc.†	13,639	71,468
Clearwater Analytics Holdings, Inc., Class A†	5,784	139,973
Cloudflare, Inc., Class A†	2,349	481,475
Commvault Systems, Inc.†	370	36,586
CoreWeave, Inc.†	1,332	148,651
CSG Systems International, Inc.	1,232	99,065
Datadog, Inc., Class A†	1,399	184,934
Descartes Systems Group, Inc.†	1,396	100,666
DigitalOcean Holdings, Inc.†	994	95,851
DocuSign, Inc.†	2,792	128,404
Donnelley Financial Solutions, Inc.†	988	49,696
Duolingo, Inc.†	892	98,209
Fiserv, Inc.†	515	32,265
Gitlab, Inc., Class A†	3,094	68,501
Guidewire Software, Inc.†	270	37,365
HeartFlow, Inc.†	555	16,517
HubSpot, Inc.†	896	198,697
Ibotta, Inc., Class A†	2,728	96,026
Intuit, Inc.	1,289	500,776
IonQ, Inc.†	3,519	158,777
Manhattan Associates, Inc.†	387	53,363
Microsoft Corp.	52,384	21,361,148
Security Description	Shares or Principal Amount	Value

Software (continued)
MongoDB, Inc.†	1,012	$253,840
MSCI, Inc.	157	92,851
Navan, Inc., Class A†	7,215	126,190
Nutanix, Inc., Class A†	3,419	139,803
Oracle Corp.	9,333	1,506,253
Palantir Technologies, Inc., Class A†	4,814	669,676
Pegasystems, Inc.	1,900	69,445
Phreesia, Inc.†	1,582	14,570
Procore Technologies, Inc.†	3,016	170,645
PTC, Inc.†	205	27,941
RingCentral, Inc., Class A	1,492	60,008
ROBLOX Corp., Class A†	6,122	338,302
Roper Technologies, Inc.	1,781	631,917
Salesforce, Inc.	1,664	293,746
Samsara, Inc., Class A†	8,365	240,410
SAP SE	5,186	887,923
ServiceNow, Inc.†	7,709	680,782
ServiceTitan, Inc., Class A†	1,096	65,168
Snowflake, Inc.†	2,996	408,864
SS&C Technologies Holdings, Inc.	3,099	214,761
Strategy, Inc.†	2,680	443,406
Synopsys, Inc.†	1,347	650,062
Twilio, Inc., Class A†	987	146,135
Veeva Systems, Inc., Class A†	1,217	189,815
Whitefiber, Inc.†	1,126	17,239
Workiva, Inc.†	1,517	81,129
Zoom Communications, Inc.†	1,388	134,844
ZoomInfo Technologies, Inc.†	1,942	12,138
		34,118,284
Telecommunications — 2.1%
A10 Networks, Inc.	5,363	143,085
Arista Networks, Inc.†	8,199	1,416,049
AST SpaceMobile, Inc.†	1,799	132,946
BT Group PLC	350,318	1,031,943
Ciena Corp.†	871	459,522
Cisco Systems, Inc.	43,321	3,963,871
Corning, Inc.	1,995	327,659
Credo Technology Group Holding, Ltd.†	1,889	328,705
GCI Liberty, Inc., Class C†	1,164	39,867
InterDigital, Inc.	1,620	480,427
Iridium Communications, Inc.	2,661	103,965
KDDI Corp.	61,700	1,016,104
KT Corp.	14,255	587,763
Lumen Technologies, Inc.†	6,202	54,826
Motorola Solutions, Inc.	267	117,221
SoftBank Group Corp.	24,900	843,457
Telefonaktiebolaget LM Ericsson, Class B	57,739	683,432
Telephone & Data Systems, Inc.	1,281	57,722
Telstra Group, Ltd.	194,495	746,157
T-Mobile US, Inc.	20,053	3,920,362
Ubiquiti, Inc.	50	50,601
United States Cellular Corp.	403	20,025
Viasat, Inc.†	2,290	150,934
Viavi Solutions, Inc.†	3,879	203,260
		16,879,903
Textiles — 0.0%
UniFirst Corp.	526	134,398
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	4,834	72,897
Nintendo Co., Ltd.	14,000	681,052
		753,949

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	170	$30,908
Canadian National Railway Co.	1,096	122,894
CryoPort, Inc.†	8,930	91,622
CSX Corp.	53,857	2,446,723
GXO Logistics, Inc.†	817	46,675
Hub Group, Inc., Class A	1,315	57,636
Kirby Corp.†	716	107,787
Knight-Swift Transportation Holdings, Inc.	718	46,598
Landstar System, Inc.	943	173,578
Norfolk Southern Corp.	2,198	694,194
Old Dominion Freight Line, Inc.	6,764	1,436,877
RXO, Inc.†	5,086	101,567
Saia, Inc.†	974	437,151
Union Pacific Corp.	4,068	1,096,245
XPO, Inc.†	729	160,475
		7,050,930
Water — 0.0%
Essential Utilities, Inc.	4,668	178,318
Total Common Stocks (cost $477,533,346)		651,063,524
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	21,999
Computer Graphics — 0.0%
Canva, Inc. Series A †(1)(2)	2	3,143
Software — 0.0%
Databricks, Inc. Series G †(1)(2)	300	57,000
Databricks, Inc. Series H†(1)(2)	858	163,020
		220,020
Total Convertible Preferred Stocks (cost $115,442)		245,162
CORPORATE BONDS & NOTES — 6.1%
Aerospace/Defense — 0.1%
Boeing Co.
5.93%, 05/01/2060	$200,000	193,641
General Dynamics Corp.
2.25%, 06/01/2031	250,000	225,120
Howmet Aerospace, Inc.
6.75%, 01/15/2028	25,000	25,984
L3Harris Technologies, Inc.
5.05%, 06/01/2029	110,000	111,884
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	22,163
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	39,247
RTX Corp.
3.13%, 07/01/2050	50,000	32,885
		650,924
Agriculture — 0.0%
Altria Group, Inc.
5.80%, 02/14/2039	60,000	60,514
Security Description	Shares or Principal Amount	Value

Agriculture (continued)
BAT Capital Corp.
4.39%, 08/15/2037	$240,000	$218,553
		279,067
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	97,792	91,561
United Airlines Pass-Through Trust
4.15%, 02/25/2033	70,303	68,655
		160,216
Auto Manufacturers — 0.3%
American Honda Finance Corp.
4.90%, 03/12/2027	245,000	246,299
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	165,000	164,175
4.15%, 01/12/2029*	150,000	148,090
Ford Motor Co.
5.29%, 12/08/2046	200,000	160,853
General Motors Co.
6.60%, 04/01/2036	30,000	32,112
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	288,426
4.90%, 10/06/2029	15,000	15,097
Hyundai Capital America
2.00%, 06/15/2028*	260,000	246,259
5.40%, 06/23/2032*	25,000	25,475
PACCAR Financial Corp.
1.10%, 05/11/2026	175,000	174,859
3.90%, 02/05/2029	205,000	203,485
Toyota Motor Credit Corp.
4.05%, 09/05/2028	225,000	224,427
Volkswagen Group of America Finance LLC
4.95%, 08/15/2029*	200,000	200,642
		2,130,199
Auto Parts & Equipment — 0.0%
BorgWarner, Inc.
4.95%, 08/15/2029	25,000	25,316
Magna International, Inc.
5.50%, 03/21/2033	180,000	185,341
		210,657
Banks — 1.2%
Banco Santander SA
3.49%, 05/28/2030	200,000	190,600
Bank of America Corp.
2.30%, 07/21/2032	220,000	194,576
2.59%, 04/29/2031	150,000	138,742
2.65%, 03/11/2032	200,000	181,770
2.68%, 06/19/2041	100,000	71,851
2.83%, 10/24/2051	55,000	33,843
3.19%, 07/23/2030	35,000	33,570
4.33%, 03/15/2050	380,000	309,919
Bank of Montreal
4.44%, 01/14/2032	155,000	152,878
Bank of New York Mellon Corp.
4.60%, 07/26/2030	35,000	35,148
Barclays PLC
2.28%, 11/24/2027	200,000	197,503
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
5.25%, 09/10/2029	200,000	203,500

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Citigroup, Inc.
3.89%, 01/10/2028	$100,000	$99,625
4.65%, 07/23/2048	25,000	21,652
Danske Bank A/S
5.71%, 03/01/2030*	200,000	205,531
Fifth Third Bancorp
4.57%, 04/29/2032	135,000	132,966
4.90%, 09/06/2030	30,000	30,112
6.34%, 07/27/2029	40,000	41,421
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	139,772
3.80%, 03/15/2030	125,000	121,555
4.41%, 04/23/2039	275,000	247,565
5.22%, 04/23/2031	80,000	81,302
HSBC Holdings PLC
5.72%, 03/04/2035	200,000	205,571
7.40%, 11/13/2034	200,000	222,107
ING Groep NV
6.11%, 09/11/2034	200,000	211,915
JPMorgan Chase & Co.
2.52%, 04/22/2031	150,000	138,690
3.78%, 02/01/2028	100,000	99,563
3.90%, 01/23/2049	100,000	77,133
4.90%, 01/22/2037	295,000	287,571
5.00%, 07/22/2030	70,000	70,863
5.58%, 07/23/2036	120,000	121,738
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	220,000	218,590
Morgan Stanley
3.13%, 07/27/2026	100,000	99,739
3.62%, 04/01/2031	150,000	144,177
5.04%, 07/19/2030	35,000	35,398
5.66%, 04/18/2030	255,000	261,942
Morgan Stanley Private Bank NA
4.73%, 07/18/2031	260,000	259,631
National Bank of Canada
4.17%, 01/20/2029	250,000	248,722
Northern Trust Corp.
4.15%, 11/19/2030	135,000	133,893
PNC Financial Services Group, Inc.
5.37%, 07/21/2036	45,000	45,219
Royal Bank of Canada
2.30%, 11/03/2031	385,000	343,919
4.97%, 08/02/2030	35,000	35,431
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	133,071
6.34%, 05/31/2035	130,000	136,975
6.50%, 03/09/2029	70,000	72,180
6.57%, 06/12/2029	30,000	31,032
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	298,891
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	250,000	252,102
Societe Generale SA
6.07%, 01/19/2035*	200,000	207,337
Standard Chartered PLC
2.61%, 01/12/2028*	200,000	197,364
5.24%, 01/13/2037*	200,000	195,847
State Street Corp.
5.16%, 05/18/2034	160,000	162,433
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	249,149
Security Description	Shares or Principal Amount	Value

Banks (continued)
Toronto-Dominion Bank
4.99%, 04/05/2029	$130,000	$131,999
Truist Financial Corp.
1.95%, 06/05/2030	95,000	85,995
UBS Group AG
3.18%, 02/11/2043*	200,000	147,519
4.19%, 04/01/2031*	250,000	244,241
US Bancorp
5.10%, 07/23/2030	35,000	35,593
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	171,245
3.07%, 04/30/2041	520,000	391,804
3.58%, 05/22/2028	85,000	84,275
5.61%, 04/23/2036	70,000	71,789
5.71%, 04/22/2028	165,000	166,976
Westpac New Zealand, Ltd.
5.20%, 02/28/2029*	200,000	204,032
		9,799,062
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	150,000	145,078
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	196,176
JDE Peet's NV
1.38%, 01/15/2027*	260,000	254,280
Keurig Dr Pepper, Inc.
4.60%, 05/15/2030	30,000	29,792
		625,326
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	225,000	223,987
5.15%, 03/02/2028	145,000	147,006
		370,993
Building Materials — 0.1%
CRH America Finance, Inc.
5.50%, 01/09/2035	320,000	327,424
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	340,000	303,283
4.25%, 12/15/2047	50,000	40,021
Owens Corning
5.70%, 06/15/2034	90,000	93,343
		764,071
Chemicals — 0.0%
Sherwin-Williams Co.
4.80%, 09/01/2031	255,000	256,766
5.15%, 08/15/2035	35,000	35,200
		291,966
Commercial Services — 0.1%
Element Fleet Management Corp.
4.64%, 11/24/2030*	295,000	292,788
Experian Finance PLC
2.75%, 03/08/2030*	200,000	187,120
Georgetown University
4.32%, 04/01/2049	50,000	41,034
Global Payments, Inc.
3.20%, 08/15/2029	35,000	33,052
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	67,997

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
RELX Capital, Inc.
3.00%, 05/22/2030	$50,000	$47,152
4.75%, 03/27/2030	25,000	25,181
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	90,241
United Rentals North America, Inc.
6.00%, 12/15/2029*	25,000	25,422
University of Southern California
2.95%, 10/01/2051	400,000	256,684
		1,066,671
Computers — 0.0%
Accenture Capital, Inc.
4.05%, 10/04/2029	30,000	29,764
Apple, Inc.
1.70%, 08/05/2031	215,000	189,777
3.75%, 09/12/2047	50,000	38,807
Booz Allen Hamilton, Inc.
5.95%, 04/15/2035	35,000	35,270
Gartner, Inc.
5.60%, 11/20/2035	35,000	32,974
Leidos, Inc.
2.30%, 02/15/2031	35,000	31,154
		357,746
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
5.10%, 03/22/2043	30,000	28,517
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	148,781
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	231,268
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	105,000	108,117
Capital One Financial Corp.
2.36%, 07/29/2032	190,000	163,754
6.05%, 02/01/2035	65,000	67,397
Charles Schwab Corp
4.91%, 11/14/2036	205,000	200,050
Enact Holdings, Inc.
6.25%, 05/28/2029	35,000	36,161
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	135,000	139,150
		1,094,678
Electric — 0.4%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	60,252
Alabama Power Co.
3.13%, 07/15/2051	250,000	162,146
Ameren Corp.
5.00%, 05/15/2036	160,000	156,678
5.70%, 12/01/2026	245,000	246,814
American Electric Power Co., Inc.
5.20%, 01/15/2029	115,000	117,133
Appalachian Power Co.
4.40%, 05/15/2044	50,000	40,993
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	18,402
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	20,727
Security Description	Shares or Principal Amount	Value

Electric (continued)
Constellation Energy Generation LLC
4.40%, 01/15/2031	$110,000	$108,859
DTE Energy Co.
4.95%, 07/01/2027	25,000	25,154
5.10%, 03/01/2029	225,000	228,553
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	207,350
Duke Energy Corp.
2.65%, 09/01/2026	50,000	49,730
5.70%, 09/15/2055	125,000	117,647
Enel Finance International NV
2.13%, 07/12/2028*	200,000	190,252
Engie SA
5.63%, 04/10/2034*	200,000	205,246
Eversource Energy
5.85%, 04/15/2031	35,000	36,504
FirstEnergy Corp.
2.65%, 03/01/2030	30,000	27,861
FirstEnergy Transmission LLC
5.00%, 01/15/2035	100,000	98,670
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	19,931
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	99,627
NextEra Energy Capital Holdings, Inc.
4.40%, 03/01/2031	275,000	272,955
Niagara Mohawk Power Corp.
5.11%, 01/12/2036*	270,000	265,119
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	39,011
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	53,400
5.00%, 06/04/2028	35,000	35,311
6.40%, 06/15/2033	10,000	10,639
Public Service Co. of Oklahoma
5.20%, 01/15/2035	35,000	34,758
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	42,322
Sempra
5.25%, 03/15/2036	55,000	54,332
Southern California Edison Co.
5.15%, 06/01/2029	90,000	91,065
5.88%, 12/01/2053	200,000	188,181
Southern Co.
4.40%, 07/01/2046	25,000	20,601
5.70%, 03/15/2034	125,000	129,478
		3,475,701
Electronics — 0.1%
Amphenol Corp.
5.05%, 04/05/2029	80,000	81,684
Honeywell International, Inc.
1.10%, 03/01/2027	250,000	244,115
Tyco Electronics Group SA
4.88%, 02/09/2036	110,000	108,360
		434,159
Engineering & Construction — 0.0%
Sydney Airport Finance Co. Pty, Ltd.
5.25%, 03/26/2036*	200,000	198,621
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	273,012

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control (continued)
Waste Connections, Inc.
2.20%, 01/15/2032	$145,000	$127,445
3.20%, 06/01/2032	135,000	124,766
Waste Management, Inc.
4.88%, 02/15/2034	200,000	202,144
		727,367
Food — 0.1%
Conagra Brands, Inc.
5.75%, 08/01/2035	30,000	30,176
Kraft Foods Group, Inc.
5.00%, 06/04/2042	35,000	30,939
Kraft Heinz Foods Co.
6.88%, 01/26/2039	300,000	326,401
Mars, Inc.
4.80%, 03/01/2030*	25,000	25,253
McCormick & Co., Inc.
4.15%, 02/15/2029	85,000	84,253
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	22,679
		519,701
Gas — 0.1%
Boston Gas Co.
5.84%, 01/10/2035*	25,000	26,171
NiSource, Inc.
1.70%, 02/15/2031	90,000	78,434
3.95%, 03/30/2048	115,000	86,811
5.35%, 04/01/2034	150,000	153,214
Southern California Gas Co.
4.13%, 06/01/2048	25,000	19,373
		364,003
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	185,130
Augusta SpinCo Corp.
4.66%, 03/23/2031	200,000	199,564
Baxter International, Inc.
1.92%, 02/01/2027	98,000	96,048
3.95%, 04/01/2030	30,000	28,817
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	25,000	25,566
Revvity, Inc.
1.90%, 09/15/2028	210,000	197,420
3.30%, 09/15/2029	30,000	28,761
Solventum Corp.
5.40%, 03/01/2029	59,000	60,328
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	109,124
		930,758
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	50,000	44,535
Centene Corp.
2.45%, 07/15/2028	35,000	33,041
Centra Health, Inc.
4.70%, 01/01/2048	45,000	35,476
Cigna Group
3.88%, 10/15/2047	50,000	37,723
4.50%, 09/15/2030	40,000	39,952
4.80%, 07/15/2046	25,000	21,703
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
CommonSpirit Health
2.78%, 10/01/2030	$55,000	$50,769
3.91%, 10/01/2050	305,000	223,630
Elevance Health, Inc.
4.55%, 03/01/2048	115,000	95,415
HCA, Inc.
4.13%, 06/15/2029	65,000	64,126
4.38%, 03/15/2042	65,000	54,473
5.25%, 03/01/2030	35,000	35,643
5.45%, 09/15/2034	95,000	96,164
Health Care Service Corp.
5.45%, 06/15/2034*	90,000	90,044
Humana, Inc.
5.38%, 04/15/2031	70,000	70,956
5.95%, 03/15/2034	125,000	128,232
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	93,167
Stanford Health Care
3.80%, 11/15/2048	10,000	7,595
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	31,825
2.90%, 05/15/2050	150,000	94,340
4.63%, 11/15/2041	25,000	22,381
4.75%, 07/15/2045	75,000	65,842
5.20%, 04/15/2063	25,000	21,967
5.38%, 04/15/2054	180,000	166,088
5.50%, 07/15/2044	35,000	33,962
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	42,455
		1,701,504
Insurance — 0.4%
Aflac, Inc.
4.75%, 01/15/2049	55,000	47,316
American International Group, Inc.
5.45%, 05/07/2035	30,000	30,594
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	35,000	35,330
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	105,000	104,786
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	187,220
CNA Financial Corp.
5.20%, 08/15/2035	30,000	29,494
CNO Global Funding
2.65%, 01/06/2029*	315,000	298,747
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	54,811
Jackson National Life Global Funding
4.90%, 01/13/2027*	265,000	265,937
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	31,716
MassMutual Global Funding II
5.10%, 04/09/2027*	250,000	252,392
Met Tower Global Funding
4.00%, 01/14/2029*	150,000	148,271
New York Life Global Funding
4.05%, 02/02/2029*	340,000	337,558
Pacific Life Global Funding II
4.38%, 02/03/2031*	305,000	302,440
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	113,324
3.70%, 05/15/2029	25,000	24,419

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
4.30%, 11/15/2046	$25,000	$20,323
RenaissanceRe Holdings, Ltd.
5.75%, 06/05/2033	25,000	25,742
RGA Global Funding
4.35%, 08/25/2028*	65,000	64,646
5.00%, 08/25/2032*	30,000	29,837
5.45%, 05/24/2029*	145,000	148,317
Sammons Financial Group Global Funding
4.80%, 12/12/2030*	225,000	223,180
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	20,034
Willis North America, Inc.
4.50%, 09/15/2028	50,000	49,933
5.15%, 03/15/2036	210,000	205,214
		3,051,581
Internet — 0.1%
Airbnb, Inc.
4.65%, 03/16/2031	60,000	59,898
Alphabet, Inc.
4.50%, 05/15/2035	35,000	34,244
4.80%, 02/15/2036	160,000	158,374
5.35%, 11/15/2045	15,000	14,553
Amazon.com, Inc.
4.65%, 11/20/2035	200,000	194,720
4.95%, 12/05/2044	65,000	60,502
5.65%, 03/13/2046	145,000	142,999
Meta Platforms, Inc.
5.50%, 11/15/2045	205,000	190,469
5.63%, 11/15/2055	55,000	50,502
Uber Technologies, Inc.
4.30%, 01/15/2030	220,000	218,256
		1,124,517
Investment Companies — 0.0%
Ares Capital Corp.
3.20%, 11/15/2031	15,000	13,145
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034	25,000	25,603
		38,748
Iron/Steel — 0.0%
ArcelorMittal SA
6.55%, 11/29/2027	25,000	25,724
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.
6.25%, 03/15/2032*	25,000	25,555
Lodging — 0.0%
Las Vegas Sands Corp.
3.90%, 08/08/2029	30,000	28,936
Marriott International, Inc.
4.65%, 12/01/2028	255,000	255,863
		284,799
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	295,000	298,162
GE Vernova, Inc.
4.88%, 02/04/2036	175,000	173,105
		471,267
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC
4.50%, 10/08/2027	$30,000	$30,022
John Deere Capital Corp.
4.40%, 09/08/2031	200,000	199,562
Regal Rexnord Corp.
6.05%, 04/15/2028	25,000	25,627
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	261,121
		516,332
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	170,000	104,306
3.75%, 02/15/2028	125,000	122,954
6.10%, 06/01/2029	60,000	61,971
Comcast Corp.
1.95%, 01/15/2031	70,000	62,108
2.65%, 02/01/2030	30,000	28,070
3.90%, 03/01/2038	240,000	206,255
5.50%, 05/15/2064	60,000	52,462
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	10,000	11,325
Time Warner Cable LLC
6.55%, 05/01/2037	35,000	35,168
Walt Disney Co.
2.75%, 09/01/2049	300,000	185,832
		870,451
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	183,272
4.63%, 03/19/2031*	200,000	197,792
BHP Billiton Finance USA, Ltd.
4.75%, 02/28/2028	30,000	30,267
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	200,000	188,798
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	30,000	29,846
		629,975
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	70,758
Parker-Hannifin Corp.
3.25%, 06/14/2029	30,000	29,011
		99,769
Oil & Gas — 0.1%
BP Capital Markets PLC
3.28%, 09/19/2027	50,000	49,416
3.28%, 09/19/2027	25,000	24,708
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	70,000	65,796
6.25%, 03/15/2038	25,000	26,488
Chevron USA, Inc.
4.30%, 10/15/2030	195,000	195,162
Coterra Energy, Inc.
4.38%, 03/15/2029	90,000	89,613
Diamondback Energy, Inc.
3.50%, 12/01/2029	30,000	29,003
5.15%, 01/30/2030	45,000	46,034
EOG Resources, Inc.
4.40%, 01/15/2031	90,000	89,290

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Occidental Petroleum Corp.
8.88%, 07/15/2030	$30,000	$34,164
Ovintiv, Inc.
6.25%, 07/15/2033	25,000	26,502
Patterson-UTI Energy, Inc.
7.15%, 10/01/2033	25,000	27,091
Phillips 66
5.88%, 05/01/2042	30,000	30,142
TotalEnergies Capital SA
5.64%, 04/05/2064	35,000	33,569
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	270,000	267,000
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	24,644
4.50%, 03/04/2029*	55,000	54,809
5.40%, 05/19/2030	30,000	30,645
		1,144,076
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	25,000	24,815
Packaging & Containers — 0.0%
Amcor Flexibles North America, Inc.
5.10%, 03/17/2030	30,000	30,358
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	88,776
4.80%, 03/15/2029	230,000	233,328
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	209,589
4.88%, 03/03/2028	200,000	202,826
Cencora, Inc.
4.60%, 02/13/2033	35,000	34,426
CVS Health Corp.
3.25%, 08/15/2029	35,000	33,560
4.13%, 04/01/2040	10,000	8,426
5.00%, 09/15/2032	30,000	30,094
5.05%, 03/25/2048	100,000	86,276
5.40%, 06/01/2029	70,000	71,648
5.88%, 06/01/2053	200,000	190,046
Eli Lilly & Co.
4.90%, 10/15/2035	330,000	329,185
Pfizer, Inc.
4.50%, 11/15/2032	210,000	208,023
Zoetis, Inc.
4.15%, 08/17/2028	255,000	253,835
		1,980,038
Pipelines — 0.3%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	51,388
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	18,332
3.70%, 01/15/2039*	15,000	12,711
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	51,624
Enbridge, Inc.
5.50%, 12/01/2046	113,000	107,336
5.63%, 04/05/2034	90,000	92,878
6.70%, 11/15/2053	35,000	37,997
Energy Transfer LP
5.35%, 01/15/2036	170,000	169,003
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
6.50%, 02/01/2042	$35,000	$36,540
Enterprise Products Operating LLC
4.60%, 01/11/2027	265,000	265,815
4.60%, 01/15/2031	135,000	135,223
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	55,909
MPLX LP
4.80%, 02/15/2031	145,000	145,163
5.65%, 03/01/2053	150,000	137,713
ONEOK, Inc.
4.40%, 10/15/2029	10,000	9,941
5.40%, 10/15/2035	135,000	134,882
6.05%, 09/01/2033	25,000	26,297
6.63%, 09/01/2053	180,000	185,375
Plains All American Pipeline LP
5.95%, 06/15/2035	30,000	30,936
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	25,021
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	24,972
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	40,000	40,256
Targa Resources Corp.
5.50%, 02/15/2035	70,000	70,940
6.50%, 03/30/2034	30,000	32,528
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	109,000	108,831
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	16,789
Williams Cos., Inc.
4.90%, 03/15/2029	210,000	212,287
5.15%, 03/15/2034	25,000	25,026
		2,261,713
Real Estate — 0.0%
CBRE Services, Inc.
4.90%, 01/15/2033	50,000	49,424
5.50%, 04/01/2029	50,000	51,214
		100,638
REITS — 0.4%
American Tower Corp.
1.45%, 09/15/2026	315,000	311,632
4.70%, 12/15/2032	35,000	34,569
AvalonBay Communities, Inc.
4.35%, 12/01/2030	280,000	277,733
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	43,869
Crown Castle, Inc.
2.90%, 03/15/2027	70,000	69,042
4.90%, 09/01/2029	30,000	30,141
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	144,638
Essex Portfolio LP
4.00%, 03/01/2029	90,000	88,830
4.50%, 03/15/2048	15,000	12,238
4.88%, 02/15/2036	265,000	256,275
Extra Space Storage LP
4.00%, 06/15/2029	40,000	39,353
4.95%, 01/15/2033	65,000	64,458

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/2027*	$25,000	$24,436
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	30,000	26,885
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	54,070
Healthpeak OP LLC
2.13%, 12/01/2028	75,000	70,751
2.88%, 01/15/2031	125,000	114,900
5.38%, 02/15/2035	30,000	30,187
Invitation Homes Operating Partnership LP
4.88%, 02/01/2035	30,000	28,950
Kilroy Realty LP
5.88%, 10/15/2035	25,000	24,304
NNN REIT, Inc.
4.80%, 10/15/2048	50,000	42,982
Prologis LP
2.13%, 04/15/2027	115,000	113,009
4.00%, 09/15/2028	70,000	69,516
Public Storage Operating Co.
1.95%, 11/09/2028	135,000	127,541
Realty Income Corp.
2.20%, 06/15/2028	25,000	23,925
3.10%, 12/15/2029	70,000	66,670
3.95%, 08/15/2027	25,000	24,896
Regency Centers LP
5.25%, 01/15/2034	245,000	247,899
Simon Property Group LP
2.65%, 02/01/2032	285,000	254,890
3.80%, 07/15/2050	100,000	74,307
VICI Properties LP/VICI Note Co., Inc.
4.13%, 08/15/2030*	30,000	28,813
Welltower OP LLC
5.13%, 07/01/2035	240,000	240,636
WP Carey, Inc.
3.85%, 07/15/2029	90,000	87,969
		3,150,314
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	91,610
5.05%, 07/15/2026	180,000	180,288
Carvana Co.
9.00%, 06/01/2030*(3)	65,427	68,061
9.00%, 06/01/2031*(3)	89,917	99,470
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	291,836
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	24,746
3.90%, 06/01/2029	95,000	93,689
5.00%, 08/19/2034	195,000	193,287
5.75%, 11/20/2026	45,000	45,344
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	52,818
Tractor Supply Co.
5.25%, 05/15/2033	250,000	252,274
		1,393,423
Semiconductors — 0.1%
Broadcom, Inc.
4.60%, 07/15/2030	95,000	95,422
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
4.60%, 01/15/2033	$355,000	$350,872
Foundry JV Holdco LLC
6.15%, 01/25/2032*	200,000	210,410
Intel Corp.
4.00%, 08/05/2029	25,000	24,585
4.60%, 03/25/2040	150,000	134,089
4.80%, 10/01/2041	35,000	31,100
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	10,000	9,881
4.30%, 08/19/2028	40,000	39,888
Qorvo, Inc.
4.38%, 10/15/2029	25,000	24,520
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	31,679
		952,446
Software — 0.2%
Cadence Design Systems, Inc.
4.20%, 09/10/2027	25,000	24,965
4.30%, 09/10/2029	90,000	89,744
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	135,000	134,279
Fiserv, Inc.
3.20%, 07/01/2026	35,000	34,935
3.50%, 07/01/2029	35,000	33,650
5.45%, 03/15/2034	245,000	243,384
Microsoft Corp.
4.20%, 11/03/2035	250,000	244,094
Oracle Corp.
3.60%, 04/01/2040	25,000	18,027
5.55%, 02/06/2053	65,000	51,706
6.15%, 11/09/2029	30,000	30,912
6.90%, 11/09/2052	25,000	23,660
Paychex, Inc.
5.35%, 04/15/2032	25,000	25,224
Roper Technologies, Inc.
3.80%, 12/15/2026	25,000	24,950
Salesforce, Inc.
2.70%, 07/15/2041	395,000	269,453
VMware LLC
1.40%, 08/15/2026	205,000	203,425
		1,452,408
Telecommunications — 0.3%
AT&T, Inc.
2.25%, 02/01/2032	280,000	244,312
3.50%, 06/01/2041	130,000	100,286
3.80%, 12/01/2057	64,000	42,660
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	250,000	250,717
Motorola Solutions, Inc.
5.00%, 04/15/2029	70,000	70,907
5.60%, 06/01/2032	30,000	31,069
NTT Finance Corp.
4.88%, 07/16/2030*	200,000	201,399
Orange SA
4.75%, 01/13/2033*	200,000	197,472
Rogers Communications, Inc.
5.30%, 02/15/2034	255,000	253,804
Telefonica Emisiones SA
5.21%, 03/08/2047	150,000	131,623
Telefonica Europe BV
8.25%, 09/15/2030	25,000	28,294

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
T-Mobile USA, Inc.
5.00%, 02/15/2036	$240,000	$234,857
6.70%, 12/15/2033	30,000	32,919
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	99,864
2.65%, 11/20/2040	490,000	343,504
2.99%, 10/30/2056	35,000	20,395
3.15%, 03/22/2030	150,000	142,943
		2,427,025
Toys/Games/Hobbies — 0.0%
Mattel, Inc.
5.45%, 11/01/2041	30,000	27,360
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	300,000	234,622
4.15%, 04/01/2045	25,000	20,614
4.15%, 12/15/2048	25,000	19,982
Canadian National Railway Co.
5.85%, 11/01/2033	180,000	191,768
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	98,647
2.88%, 11/15/2029	70,000	66,384
3.50%, 05/01/2050	110,000	77,615
CSX Corp.
4.30%, 03/01/2048	25,000	20,477
FedEx Corp.
3.10%, 08/05/2029	35,000	33,618
3.88%, 08/01/2042	200,000	157,724
		921,451
Trucking & Leasing — 0.0%
GATX Corp.
6.05%, 03/15/2034	75,000	79,243
6.90%, 05/01/2034	220,000	242,409
		321,652
Total Corporate Bonds & Notes (cost $52,465,853)		49,508,342
ASSET BACKED SECURITIES — 0.9%
Auto Loan Receivables — 0.3%
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2 4.31%, 09/15/2033*	198,973	198,965
Series 2025-A, Class A2 4.45%, 06/15/2033*	176,642	176,885
ARI Fleet Lease Trust
Series 2026-A, Class A2 3.96%, 11/15/2034*	100,000	99,648
Series 2026-A, Class A3 4.09%, 11/15/2034*	100,000	99,309
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 4.75%, (SOFR30A+1.10%), 12/26/2031*	76,891	76,976
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3 4.04%, 12/17/2029	55,000	54,890
CarMax Auto Owner Trust
Series 2025-4, Class A4 4.08%, 06/16/2031	50,000	49,434
Series 2023-3, Class B 5.47%, 02/15/2029	40,000	40,581
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	$145,000	$141,916
Series 2026-P1, Class A4 4.35%, 07/12/2032	285,000	282,791
Series 2024-P4, Class A3 4.64%, 01/10/2030	46,802	46,964
Series 2024-P4, Class A4 4.74%, 12/10/2030	85,000	85,401
Series 2026-P1, Class B 4.76%, 07/12/2032	65,000	64,267
Series 2024-N1, Class B 5.63%, 05/10/2030*	20,000	20,110
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	25,270	25,321
Series 2024-4, Class A4 4.70%, 06/20/2031*	60,000	60,408
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B 4.96%, 03/21/2033*	155,901	156,364
Hyundai Auto Receivables Trust
Series 2026-A, Class B 4.10%, 12/15/2032	40,000	39,435
Porsche Financial Auto Securitization Trust 2024-1
Series 2024-1A, Class A4 4.49%, 12/22/2032*	100,000	100,278
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3 3.93%, 07/15/2030	60,000	59,678
Series 2026-1, Class B 4.07%, 04/15/2032	90,000	89,010
Series 2022-3, Class C 4.49%, 08/15/2029	85,359	85,412
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4 4.41%, 04/22/2030*	40,000	40,025
Series 2026-AA, Class B 4.61%, 04/22/2030*	20,000	19,977
Wheels Fleet Lease Funding LLC
Series 2026-1A, Class A2A 4.30%, 04/18/2039*	100,000	99,935
		2,213,980
Other Asset Backed Securities — 0.6%
Affirm Master Trust
Series 2025-2A, Class A 4.67%, 07/15/2033*	225,000	225,679
Series 2026-2A, Class A 4.67%, 04/16/2035*	140,000	140,049
AGL CLO, Ltd. FRS
Series 2021-13A, Class A1R 4.78%, (TSFR3M+1.10%), 10/20/2034*	310,000	309,813
Battalion CLO XXV, Ltd. FRS
Series 2024-25A, Class BR 5.43%, (TSFR3M+1.75%), 03/13/2037*	370,000	370,544
Clarus Capital Funding LLC
Series 2024-1, Class A2 4.71%, 08/20/2032*	69,878	70,020
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	215,000	208,954

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Dell Equipment Finance Trust
Series 2026-1A, Class A3 4.32%, 12/22/2031*	$100,000	$99,899
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	111,791	100,625
Series 2020-2A, Class A2 3.24%, 01/20/2051*	87,806	82,303
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	43,883	45,024
Series 2023-A, Class B 6.53%, 02/25/2038*	43,883	45,076
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR2 4.83%, (TSFR3M+1.20%), 01/20/2039*	250,000	250,150
FIGRE Trust FRS
Series 2026-HF3, Class A1A 5.05%, (SOFR30A+1.40%), 03/25/2056*	146,562	146,338
Fortress Credit BSL XIX, Ltd. FRS
Series 2023-2A, Class A1R 5.02%, (TSFR3M+1.35%), 07/24/2036*	340,000	340,196
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	14,599	14,159
Navient Education Loan Trust 2026-A
Series 2026-A, Class A 4.86%, 09/15/2056*	100,000	99,616
Navient Refinance Loan Trust
Series 2026-A, Class A 4.50%, 01/18/2056*	96,539	95,144
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A 4.18%, 09/25/2030*	70,000	69,924
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	69,068	65,098
NMEF Funding LLC
Series 2026-A, Class A3 4.20%, 02/15/2034*	100,000	99,247
Series 2025-A, Class A2 4.72%, 07/15/2032*	59,816	59,976
OCP CLO, Ltd. FRS
Series 2017-13A, Class AR2 5.01%, (TSFR3M+1.34%), 11/26/2037*	250,000	250,598
Octane Receivables Trust
Series 2024-RVM1, Class A 5.01%, 01/22/2046*	52,603	53,113
Palmer Square, Ltd. FRS
Series 2021-2A, Class AR1 4.92%, (TSFR3M+1.25%), 02/15/2038*	255,000	255,387
PEAC Solutions Receivables LLC
Series 2026-1A, Class A3 4.39%, 07/20/2033*	75,000	74,774
Series 2025-1A, Class A2 4.94%, 10/20/2028*	132,704	133,296
Progress Residential Trust
Series 2025-SFR2, Class A 3.31%, 04/17/2042*	99,281	93,388
Regatta XVI Funding, Ltd. FRS
Series 2019-2A, Class A1R2 4.86%, (TSFR3M+1.19%), 04/15/2039*	250,000	250,092
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Rockford Tower CLO, Ltd. FRS
Series 2022-1A, Class A1R 4.88%, (TSFR3M+1.20%), 07/20/2035*	$315,000	$315,094
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	119,700	121,483
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	108,846	101,810
Sierra Timeshare Receivables Funding LLC
Series 2025-3A, Class A 4.44%, 08/22/2044*	71,707	71,392
Series 2025-2A, Class A 4.72%, 04/20/2044*	61,958	61,930
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	53,876	49,272
Series 2020-A, Class A2A 2.23%, 09/15/2037*	22,817	22,160
Symphony CLO 37, Ltd. FRS
Series 2022-37A, Class AR2 4.81%, (TSFR3M+1.13%), 01/20/2037*	250,000	249,439
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2041*	98,587	96,844
Verizon Master Trust
Series 2026-1, Class A1A 3.94%, 02/20/2031	135,000	134,353
		5,272,259
Total Asset Backed Securities (cost $7,502,010)		7,486,239
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
Commercial and Residential — 0.8%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(4)	31,783	28,300
Series 2020-6, Class M1 2.81%, 05/25/2065*(4)	70,000	62,152
BANK
Series 2025-BNK51, Class A5 5.29%, 12/25/2067	330,000	335,533
Series 2024-5YR10, Class A3 5.30%, 10/15/2057	45,000	45,858
Series 2024-5YR10, Class AS 5.64%, 10/15/2057	25,000	25,372
Series 2024-BNK47, Class A5 5.72%, 06/15/2057	100,000	104,677
BANK5
Series 2026-5YR21, Class A3 5.53%, 04/15/2059	45,000	46,432
BANK5 VRS
Series 2024-5YR12, Class A3 5.90%, 12/15/2057(4)	60,000	62,315
Series 2024-5YR8, Class AS 6.38%, 08/15/2057(4)	70,000	72,617
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(4)	49,031	45,260
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	35,000	36,242

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Benchmark Mtg. Trust
Series 2026-B42, Class A5 5.10%, 03/15/2059	$150,000	$150,415
Series 2025-V19, Class A3 5.25%, 01/15/2058	55,000	56,116
Series 2025-B41, Class A5 5.41%, 07/15/2068	100,000	102,419
Benchmark Mtg. Trust VRS
Series 2025-V16, Class A3 5.44%, 08/15/2058(4)	35,000	35,916
Series 2024-V8, Class A3 6.19%, 07/15/2057(4)	120,000	124,970
Series 2024-V8, Class AM 6.86%, 07/15/2057(4)	290,000	303,211
BX Commercial Mtg. Trust FRS
Series 2026-CSMO, Class A 5.05%, (TSFR1M+1.40%), 02/15/2043*	180,000	180,112
Series 2024-MDHS, Class A 5.30%, (TSFR1M+1.64%), 05/15/2041*	163,796	163,848
BX Trust FRS
Series 2025-ROIC, Class A 4.80%, (TSFR1M+1.14%), 03/15/2030*	292,805	292,438
CENT VRS
Series 2025-CITY, Class A 5.09%, 07/10/2040*(4)	105,000	105,488
Chase Home Lending Mtg. TrusT VRS
Series 2024-RPL4, Class A1B 3.38%, 12/25/2064*(4)	22,101	19,549
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(4)	12,304	11,170
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(4)	32,006	28,180
COLT Mtg. Loan Trust VRS
Series 2022-3, Class A1 4.22%, 02/25/2067*(4)	102,015	100,066
Connecticut Avenue Securities Trust FRS
Series 2024-R04, Class 1A1 4.65%, (SOFR30A+1.00%), 05/25/2044*	40,273	40,311
Series 2023-R04, Class 1M1 5.95%, (SOFR30A+2.30%), 05/25/2043*	111,702	113,339
DBC Mtg. Trust FRS
Series 2025-DBC, Class A 5.01%, (TSFR1M+1.35%), 11/15/2042*	200,000	200,125
Deephaven Residential Mtg. Trust VRS
Series 2026-INV1, Class A1 4.80%, 12/25/2070*(4)	97,555	96,965
EFMT
Series 2025-INV1, Class A1 5.63%, 03/25/2070*(5)	86,414	86,902
EFMT FRS
Series 2026-NQM1, Class A1F 4.85%, (SOFR30A+1.20%), 02/25/2071*	98,016	98,115
EFMT VRS
Series 2025-NQM5, Class A1 5.03%, 11/25/2070*(4)	91,343	91,101
Series 2025-INV5, Class A1 5.08%, 12/25/2070*(4)	96,375	96,172
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(4)	43,727	37,005
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2020-2, Class A1 1.18%, 10/25/2065*(4)	$31,533	$30,031
GCAT Trust
Series 2025-NQM4, Class A1 5.53%, 06/25/2070*(5)	152,487	153,219
GS Mortgage-Backed Securities Trust VRS
Series 2020-INV1, Class A14 2.91%, 10/25/2050*(4)	25,342	21,837
Hudson Yards Mtg. Trust VRS
Series 2025-SPRL, Class A 5.65%, 01/13/2040*(4)	125,000	127,957
J.P. Morgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-NINE, Class A 2.95%, 09/06/2038*(4)	128,000	127,224
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(4)	2,827	2,566
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(4)	6,840	6,160
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(4)	7,462	6,759
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(4)	14,162	12,779
Series 2025-NQM3, Class A1 5.50%, 11/25/2065*(4)	100,258	100,659
MARQ Trust FRS
Series 2024-HOU, Class A 5.25%, (TSFR1M+1.59%), 06/15/2039*	100,000	100,004
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A5 5.63%, 08/15/2058	110,000	114,721
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(4)	63,686	52,282
Series 2025-DSC2, Class A1 5.44%, 07/25/2070*(4)	93,527	93,841
Series 2025-NQM5, Class A1 5.44%, 07/25/2070*(4)	83,021	83,311
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(4)	114,925	98,296
Series 2025-NQM6, Class A1 5.09%, 10/25/2065*(4)	258,008	257,556
Series 2025-NQM4, Class A1 5.35%, 07/25/2065*(4)	193,739	194,313
NXPT Commercial Mtg. Trust VRS
Series 2024-STOR, Class A 4.46%, 11/05/2041*(4)	70,000	68,902
OBX Trust FRS
Series 2019-EXP3, Class 2A2 4.87%, (TSFR1M+1.21%), 10/25/2059*	1,581	1,582
OBX Trust VRS
Series 2026-R1, Class A1 4.88%, 01/25/2063*(4)	96,253	95,460
PENN Commercial Mtg. Trust VRS
Series 2025-P11, Class A 5.52%, 08/10/2042*(4)	190,000	192,977
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.16%, 12/25/2049*(4)	148,846	128,358
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(4)	153	153

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2024-HYB1, Class A1A 4.43%, 11/25/2063*(4)	$72,734	$72,613
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(4)	7,624	7,387
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(4)	5,271	5,248
Towd Point Mtg. Trust VRS
Series 2026-1, Class A1A 4.10%, 01/25/2066*(4)	96,469	95,567
Series 2025-1, Class A1B 4.81%, 06/25/2065*(4)	86,157	85,414
Series 2024-2, Class A1B 4.87%, 12/25/2064*(4)	225,213	227,141
Verus Securitization Trust
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(5)	88,099	88,586
Verus Securitization Trust FRS
Series 2025-7, Class A1F 4.85%, (SOFR30A+1.20%), 08/25/2070*	128,114	128,348
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 6.13%, 03/15/2040*(4)	200,000	200,245
Wells Fargo Commercial Mtg. Trust
Series 2025-5C6, Class A3 5.19%, 10/15/2058	50,000	50,864
Wells Fargo Commercial Mtg. Trust 2019-C54
Series 2019-C54, Class A4 3.15%, 12/15/2052	70,000	66,304
		6,497,355
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K-753, Class A2 4.40%, 10/25/2030	550,000	551,651
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(4)	940,000	846,838
Series K-150, Class A2 3.71%, 09/25/2032(4)	405,000	388,282
Series K-156, Class A2 4.43%, 02/25/2033(4)	315,000	313,964
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 4.50%, (SOFR30A+0.85%), 11/25/2041*	7,933	7,928
Series 2025-HQA1, Class A1 4.60%, (SOFR30A+0.95%), 02/25/2045*	24,125	24,153
		2,132,816
Total Collateralized Mortgage Obligations (cost $8,652,836)		8,630,171
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.8%
U.S. Government — 9.8%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,644,600	1,027,908
1.25%, 05/15/2050	228,400	107,098
1.38%, 11/15/2040 to 08/15/2050	1,938,000	1,021,526
1.63%, 11/15/2050	340,000	175,233
1.75%, 08/15/2041	575,000	381,679
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.88%, 02/15/2041 to 11/15/2051	$7,025,000	$4,483,225
2.00%, 11/15/2041 to 08/15/2051	3,206,000	1,869,977
2.25%, 05/15/2041 to 02/15/2052	1,327,000	845,877
2.38%, 02/15/2042 to 05/15/2051	1,271,000	816,475
2.50%, 02/15/2045 to 02/15/2046	200,000	138,558
2.75%, 08/15/2047	380,000	266,208
2.88%, 05/15/2043 to 05/15/2052	1,315,000	928,714
3.00%, 11/15/2044 to 08/15/2052	1,420,000	1,033,555
3.13%, 11/15/2041 to 05/15/2048	630,000	496,218
3.25%, 05/15/2042	275,000	225,124
3.38%, 08/15/2042 to 11/15/2048	602,500	491,976
3.63%, 02/15/2053 to 05/15/2053	2,981,500	2,360,302
3.88%, 08/15/2040 to 05/15/2043	2,600,000	2,307,243
4.00%, 11/15/2042 to 11/15/2052	2,450,400	2,162,368
4.13%, 08/15/2044 to 08/15/2053	822,200	726,594
4.25%, 02/15/2054 to 08/15/2054	695,000	614,724
4.38%, 08/15/2043	165,000	154,417
4.50%, 02/15/2044 to 11/15/2054	1,640,000	1,534,060
4.63%, 05/15/2044 to 11/15/2055	5,120,000	4,863,536
4.75%, 11/15/2043 to 08/15/2055	2,695,000	2,594,245
5.00%, 05/15/2045	510,000	511,992
United States Treasury Notes
0.63%, 05/15/2030	175,000	153,241
0.75%, 08/31/2026	525,000	519,865
1.25%, 08/15/2031	375,000	325,063
1.88%, 02/28/2027	1,735,000	1,708,392
2.75%, 08/15/2032	1,290,000	1,189,723
2.88%, 05/15/2032	460,000	429,022
3.38%, 05/15/2033	560,000	531,519
3.50%, 01/15/2029 to 02/15/2033	5,135,000	5,041,508
3.63%, 08/31/2027 to 10/31/2030	8,355,000	8,286,340
3.75%, 01/31/2031	525,000	519,012
3.88%, 03/31/2027 to 08/15/2034	6,200,000	6,168,366
4.00%, 02/29/2028 to 11/15/2035	10,055,000	10,037,814
4.13%, 09/30/2027 to 11/15/2032	4,295,000	4,306,051
4.25%, 02/28/2029 to 11/15/2034	4,060,000	4,092,119
4.38%, 11/30/2028 to 12/31/2029	2,340,000	2,369,411
4.50%, 05/31/2029	1,285,000	1,306,333
		79,122,611
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
3.00%, 01/20/2050 to 05/20/2050	11,333	9,896
3.50%, 09/20/2049 to 02/20/2050	9,446	8,672
		18,568
Total U.S. Government & Agency Obligations (cost $87,649,909)		79,141,179
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional(State/Province) — 0.1%
Province of Alberta Canada
4.50%, 01/24/2034	310,000	310,108
Province of British Columbia Canada
4.20%, 07/06/2033	230,000	226,104
Province of Manitoba Canada
4.30%, 07/27/2033	235,000	231,722
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	24,814
		792,748
Sovereign — 0.1%
Mexico Government International Bond
2.66%, 05/24/2031	200,000	177,530

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
3.50%, 02/12/2034	$230,000	$196,650
Peruvian Government International Bond
5.38%, 02/08/2035	60,000	60,480
Republic of Poland Government International Bond
5.50%, 03/18/2054	295,000	274,269
Saudi Government International Bond
5.38%, 01/13/2031*	200,000	205,064
		913,993
Total Foreign Government Obligations (cost $1,752,308)		1,706,741
MUNICIPAL SECURITIES — 0.3%
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	263,101
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	105,000	80,967
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	50,000	54,349
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	225,000	238,349
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	169,191
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	25,565
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	46,614
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	222,249
2.99%, 11/01/2038	60,000	51,698
3.09%, 11/01/2040	135,000	109,039
Denver City & County School District No 1 Certificate Participation
4.24%, 12/15/2037	25,000	24,018
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	114,391
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	55,160
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	35,000	36,643
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	40,000	43,175
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	141,295
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	169,299
Security Description	Shares or Principal Amount	Value

Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	$50,000	$51,083
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	43,000	45,771
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	158,077
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	50,719
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	175,000	117,610
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	5,000	4,663
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	59,245
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	107,742
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	90,419
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	23,551
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	84,269
Total Municipal Securities (cost $3,367,172)		2,638,252
WARRANTS — 0.0%
Retail — 0.0%
GameStop Corp., 10/30/2026† (cost $0)	113	415
RIGHTS — 0.0%
Biotechnology — 0.0%
Cargo Therapeutics, Inc. CVR(1)	3,384	0
Rexahn Pharmaceuticals, Inc. CVR(1)	839	0
Total Rights (cost $0)		0
Total Long-Term Investment Securities (cost $639,038,876)		800,420,025
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(6)	5,515,650	5,515,650

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
T. Rowe Price Government Reserve Fund 3.72%(6)	122	$122
Total Short-Term Investments (cost $5,515,772)		5,515,772
TOTAL INVESTMENTS (cost $644,554,648)	99.6%	805,935,797
Other assets less liabilities	0.4	2,963,493
NET ASSETS	100.0%	$808,899,290

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Allocation Moderately Aggressive Portfolio
has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $22,756,476 representing 2.8% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc., Class B	08/16/21, 11/04/21, 12/17/21	42	$71,588	$65,991	$1,571.21	0.0%
Gusto, Inc.	10/04/21	775	22,311	16,585	21.40	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/21	2	3,410	3,143	1,571.21	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Databricks, Inc. Series G	02/01/21	300	$17,737	$57,000	$190.00	0.0%
Databricks, Inc. Series H	08/31/21	858	63,049	163,020	190.00	0.0
Gusto, Inc. Series E	07/13/21	1,028	31,246	21,999	21.40	0.0
				$327,738		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(3)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(4)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of April 30, 2026.
(6)	The rate shown is the 7-day yield as of April 30, 2026.

ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 45	0.4906	5,575,000	USD	5,575,000	1.000%	Quarterly	Dec 2030	$109,374	$7,772	$117,146
Centrally Cleared	CDX Investment Grade Index Series 46	0.6311	2,500,000	USD	2,500,000	1.000	Quarterly	Jun 2031	40,445	12,190	52,635
					3,075,000				$149,819	$19,962	$169,781

(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

(3)
The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
12	Long	U.S. Treasury 2 Year Notes	June 2026	$2,490,015	$2,485,500	$(4,515)
57	Long	U.S. Treasury 5 Year Notes	June 2026	6,247,522	6,146,648	(100,874)
1	Long	U.S. Treasury Long Bonds	June 2026	117,587	112,843	(4,744)
7	Long	U.S. Treasury Ultra 10 Year Notes	June 2026	795,854	790,016	(5,838)
5	Long	U.S. Treasury Ultra Bonds	June 2026	585,476	575,157	(10,319)
						$(126,290)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
State Street Bank & Trust Co.	JPY	18,612,289	USD	116,280	05/07/2026	$—	$(2,606)

JPY—Japanese Yen
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$10,757,152	$5,190,573	$—	$15,947,725
Agriculture	3,907,101	1,037,510	—	4,944,611
Apparel	392,757	1,661,946	—	2,054,703
Auto Manufacturers	5,232,436	2,078,321	—	7,310,757
Auto Parts & Equipment	444,452	596,744	—	1,041,196
Banks	28,274,452	21,249,379	—	49,523,831
Beverages	2,635,119	682,374	—	3,317,493
Biotechnology	9,570,952	—	0	9,570,952
Building Materials	3,895,306	3,437,396	—	7,332,702
Chemicals	7,038,598	3,066,793	—	10,105,391
Commercial Services	6,732,710	1,274,403	16,585	8,023,698
Computer Graphics	—	—	65,991	65,991
Computers	26,805,258	620,888	—	27,426,146
Cosmetics/Personal Care	6,058,745	3,709,082	—	9,767,827
Distribution/Wholesale	1,958,685	2,136,876	—	4,095,561
Diversified Financial Services	24,263,870	621,363	—	24,885,233
Electric	10,577,891	4,848,687	—	15,426,578
Electrical Components & Equipment	3,128,395	4,573,676	—	7,702,071
Electronics	11,203,436	730,129	—	11,933,565
Engineering & Construction	1,076,074	1,413,847	—	2,489,921
Food	4,419,241	3,337,738	—	7,756,979
Food Service	184,725	1,237,245	—	1,421,970
Hand/Machine Tools	196,977	655,350	—	852,327
Healthcare-Products	12,851,209	2,042,917	—	14,894,126
Home Builders	778,008	173,621	—	951,629
Home Furnishings	117,609	2,419,345	—	2,536,954
Insurance	19,265,723	6,824,626	—	26,090,349
Internet	58,175,130	654,432	—	58,829,562
Machinery-Construction & Mining	7,141,141	4,717,358	—	11,858,499

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Machinery-Diversified	$10,599,127	$479,387	$—	$11,078,514
Mining	1,737,829	3,277,325	—	5,015,154
Miscellaneous Manufacturing	2,332,149	3,628,624	—	5,960,773
Oil & Gas	20,379,075	3,946,945	—	24,326,020
Packaging & Containers	1,975,713	566,350	—	2,542,063
Pharmaceuticals	23,899,484	8,946,068	—	32,845,552
Private Equity	1,334,280	1,387,648	—	2,721,928
Real Estate	558,944	975,741	—	1,534,685
REITS	11,191,283	1,247,849	—	12,439,132
Retail	27,187,009	2,728,123	—	29,915,132
Semiconductors	71,878,788	10,243,752	—	82,122,540
Software	33,230,361	887,923	—	34,118,284
Telecommunications	11,971,047	4,908,856	—	16,879,903
Toys/Games/Hobbies	72,897	681,052	—	753,949
Other Industries	40,651,548	—	—	40,651,548
Convertible Preferred Stocks	—	—	245,162	245,162
Corporate Bonds & Notes	—	49,508,342	—	49,508,342
Asset Backed Securities	—	7,486,239	—	7,486,239
Collateralized Mortgage Obligations	—	8,630,171	—	8,630,171
U.S. Government & Agency Obligations	—	79,141,179	—	79,141,179
Foreign Government Obligations	—	1,706,741	—	1,706,741
Municipal Securities	—	2,638,252	—	2,638,252
Warrants	415	—	—	415
Rights	—	—	—	—
Short-Term Investments	5,515,772	—	—	5,515,772
Total Investments at Value	$531,598,873	$274,009,186	$327,738	$805,935,797
Other Financial Instruments:†
Swaps	$—	$19,962	$—	$19,962
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$126,290	$—	$—	$126,290
Forward Foreign Currency Contracts	—	2,606	—	2,606
Total Other Financial Instruments	$126,290	$2,606	$—	$128,896

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.9%
Aerospace/Defense — 1.2%
Airbus SE	13,469	$2,792,532
Boeing Co.†	2,497	571,888
Firefly Aerospace, Inc.†	1,109	38,371
General Electric Co.	14,128	4,096,131
Hanwha Aerospace Co., Ltd.	506	482,698
HEICO Corp.	132	35,629
Howmet Aerospace, Inc.	1,444	350,950
L3Harris Technologies, Inc.	545	174,700
Melrose Industries PLC	37,429	248,586
Northrop Grumman Corp.	1,914	1,109,125
Rheinmetall AG	826	1,315,545
Rolls-Royce Holdings PLC	146,200	2,384,745
RTX Corp.	1,747	307,594
Safran SA	5,541	1,766,713
TransDigm Group, Inc.	485	562,590
		16,237,797
Agriculture — 0.5%
Altria Group, Inc.	3,297	239,527
British American Tobacco PLC	30,739	1,805,073
Farmer's Business Network, Inc.†(1)(2)	413	0
Muyuan Foods Co, Ltd.†	14,900	78,949
Philip Morris International, Inc.	25,814	4,261,117
		6,384,666
Airlines — 0.1%
Ryanair Holdings PLC ADR	24,254	1,325,481
United Airlines Holdings, Inc.†	1,820	163,800
		1,489,281
Apparel — 0.2%
Asics Corp.	64,800	1,846,103
Kering SA	3,572	972,665
		2,818,768
Auto Manufacturers — 0.8%
General Motors Co.	2,939	225,980
PACCAR, Inc.	2,989	355,093
Suzuki Motor Corp.	90,600	1,011,202
Tesla, Inc.†	18,858	7,196,779
Toyota Motor Corp.	134,400	2,571,999
		11,361,053
Auto Parts & Equipment — 0.1%
Autoliv, Inc. SDR	8,235	946,674
Banks — 4.5%
ABN AMRO Bank NV CVA	27,475	962,743
ANZ Group Holdings, Ltd.	90,742	2,415,165
Banco Bilbao Vizcaya Argentaria SA	111,050	2,456,014
Banco Santander SA	251,474	3,075,704
Bank of America Corp.	70,168	3,751,181
Bank of New York Mellon Corp.	2,628	353,124
Barclays PLC	351,108	2,050,470
BAWAG Group AG*	5,061	872,687
Citigroup, Inc.	14,755	1,888,345
DBS Group Holdings, Ltd.	48,110	2,219,386
DNB Bank ASA	60,518	1,832,104
East West Bancorp, Inc.	1,304	164,917
Erste Group Bank AG	7,275	812,821
Fifth Third Bancorp	38,245	1,941,316
Goldman Sachs Group, Inc.	2,593	2,395,336
Huntington Bancshares, Inc.	46,258	775,284
Security Description	Shares or Principal Amount	Value

Banks (continued)
ING Groep NV	50,262	$1,457,847
JPMorgan Chase & Co.	26,309	8,240,768
KeyCorp	5,863	129,631
Lloyds Banking Group PLC	1,196,597	1,619,748
Macquarie Group, Ltd.	8,741	1,499,172
Mitsubishi UFJ Financial Group, Inc.	176,400	3,197,509
Morgan Stanley	22,183	4,227,858
National Bank of Canada	6,935	1,046,823
Popular, Inc.	494	74,263
Resona Holdings, Inc.	95,500	1,192,301
Societe Generale SA	27,350	2,190,047
Standard Chartered PLC	95,219	2,420,055
Sumitomo Mitsui Trust Group, Inc.	50,800	1,692,424
UBS Group AG	45,811	2,041,083
UniCredit SpA	29,942	2,313,926
US Bancorp	9,317	527,901
Wells Fargo & Co.	2,414	198,503
Western Alliance Bancorp	1,107	90,265
		62,126,721
Beverages — 0.2%
Coca-Cola Co.	10,650	838,794
Diageo PLC	58,756	1,181,133
Keurig Dr Pepper, Inc.	4,860	142,884
Monster Beverage Corp.†	1,901	146,510
PepsiCo., Inc.	2,379	377,048
		2,686,369
Biotechnology — 0.5%
Amgen, Inc.	936	324,090
Argenx SE ADR†	2,232	1,744,799
Biogen, Inc.†	245	46,374
Corteva, Inc.	7,447	603,281
Gilead Sciences, Inc.	27,727	3,627,801
Regeneron Pharmaceuticals, Inc.	155	109,594
Vertex Pharmaceuticals, Inc.†	805	344,041
		6,799,980
Building Materials — 0.6%
Carrier Global Corp.	2,659	178,605
CRH PLC	1,729	204,748
Heidelberg Materials AG	6,883	1,524,541
Holcim AG	18,334	1,708,907
James Hardie Industries PLC CDI†	4,243	90,344
Johnson Controls International PLC	1,676	244,746
Kingspan Group PLC	6,803	629,951
Knife River Corp.†	1,044	96,622
Louisiana-Pacific Corp.	1,492	107,708
Madison Air Solutions Corp., Class A†	2,620	100,032
Martin Marietta Materials, Inc.	1,829	1,132,279
Mitsubishi Electric Corp.	55,900	2,244,819
Trane Technologies PLC	484	238,389
West Fraser Timber Co., Ltd. (NASDAQ)	1,538	97,371
West Fraser Timber Co., Ltd. (TSX)	1,417	89,713
		8,688,775
Chemicals — 0.9%
Air Liquide SA	13,422	2,889,212
Albemarle Corp.	217	42,684
CF Industries Holdings, Inc.	535	66,447
Ecolab, Inc.	552	143,851
Linde PLC	9,540	4,780,875
LyondellBasell Industries NV, Class A	1,376	102,650
Mitsubishi Chemical Group Corp.	129,600	757,167

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	3,155	$73,417
Qnity Electronics, Inc.	1,668	234,621
RPM International, Inc.	271	27,612
Sherwin-Williams Co.	3,185	1,024,328
Shin-Etsu Chemical Co., Ltd.	40,700	1,896,554
Sociedad Quimica y Minera de Chile SA ADR†	411	37,882
Solstice Advanced Materials, Inc.	1,133	92,849
		12,170,149
Coal — 0.0%
Warrior Met Coal, Inc.	1,234	110,875
Yancoal Australia, Ltd.*	6,500	34,648
		145,523
Commercial Services — 0.5%
Adyen NV*†	205	231,980
API Group Corp.†	2,631	120,289
Block, Inc.†	6,603	465,578
Booz Allen Hamilton Holding Corp.	897	69,760
Cintas Corp.	3,326	581,085
Colliers International Group, Inc.	961	100,501
Corpay, Inc.†	684	209,626
Element Fleet Management Corp.	70,114	1,673,940
Equifax, Inc.	3,217	559,565
Global Payments, Inc.	1,388	99,880
Gusto, Inc.†(1)(2)	2,300	49,220
Moody's Corp.	1,688	779,603
Quanta Services, Inc.	131	95,338
Recruit Holdings Co., Ltd.	41,700	1,946,630
S&P Global, Inc.	820	353,609
Verisk Analytics, Inc.	515	95,012
		7,431,616
Computer Graphics — 0.0%
Canva, Inc., Class B†(1)(2)	120	188,545
Computers — 2.3%
Apple, Inc.	100,321	27,222,103
Crowdstrike Holdings, Inc., Class A†	1,583	705,622
Dell Technologies, Inc., Class C	878	183,458
Figure Technology Solutions, Inc., Class A†	3,102	108,880
Indra Sistemas SA	18,708	1,077,211
International Business Machines Corp.	5,280	1,219,574
Lumentum Holdings, Inc.†	407	367,244
Sandisk Corp.†	266	291,672
Seagate Technology Holdings PLC	893	601,561
Western Digital Corp.	865	375,860
		32,153,185
Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	24,255	2,070,407
e.l.f. Beauty, Inc.†	938	60,004
Estee Lauder Cos., Inc., Class A	1,550	118,900
Kenvue, Inc.	2,008	35,200
L'Oreal SA	3,778	1,620,615
Procter & Gamble Co.	32,758	4,818,374
Unilever PLC	81,962	4,790,647
Unilever PLC ADR	3,348	197,465
		13,711,612
Distribution/Wholesale — 0.3%
Bunzl PLC	30,891	1,017,806
SiteOne Landscape Supply, Inc.†	400	50,420
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale (continued)
Sumitomo Corp.	71,100	$2,672,440
WW Grainger, Inc.	804	933,725
		4,674,391
Diversified Financial Services — 1.8%
AerCap Holdings NV	7,531	1,070,984
American Express Co.	7,872	2,543,050
Ares Management Corp., Class A	1,497	175,748
Blackrock, Inc.	367	391,075
Capital One Financial Corp.	1,732	331,332
Cboe Global Markets, Inc.	139	41,713
Charles Schwab Corp.	36,985	3,389,305
Federal National Mtg. Assoc.†	27,275	223,109
Intercontinental Exchange, Inc.	19,697	3,113,899
Invesco, Ltd.	3,439	90,136
LPL Financial Holdings, Inc.	198	66,158
Mastercard, Inc., Class A	9,600	4,828,032
ORIX Corp.	32,400	1,082,374
TPG, Inc.	1,887	82,311
Tradeweb Markets, Inc., Class A	2,374	268,855
Visa, Inc., Class A	22,455	7,406,557
Voya Financial, Inc.	1,995	163,510
		25,268,148
Electric — 1.4%
Alliant Energy Corp.	6,128	449,979
Ameren Corp.	17,553	1,994,898
CMS Energy Corp.	1,689	129,614
Consolidated Edison, Inc.	2,403	267,910
Constellation Energy Corp.	7,348	2,299,924
DTE Energy Co.	978	148,353
Enel SpA	184,335	2,150,696
Engie SA	66,604	2,199,357
Fortum Oyj	32,708	824,453
National Grid PLC	133,874	2,394,810
NextEra Energy, Inc.	8,127	795,471
Orsted A/S*†	41,523	1,112,810
PG&E Corp.	16,956	281,809
Sempra	3,107	295,538
Southern Co.	37,116	3,589,117
Vistra Corp.	1,729	272,905
Xcel Energy, Inc.	7,687	637,637
X-Energy, Inc.†	975	30,937
		19,876,218
Electrical Components & Equipment — 0.8%
ABB, Ltd.	23,533	2,365,652
AMETEK, Inc.	14,265	3,359,408
Eaton Corp. PLC	602	260,672
Emerson Electric Co.	1,614	226,670
Fujikura, Ltd.	40,800	1,609,744
Prysmian SpA	16,904	2,561,647
		10,383,793
Electronics — 0.8%
Amphenol Corp., Class A	3,292	484,813
Bel Fuse, Inc., Class B	228	62,891
Coherent Corp.†	530	169,446
Fortive Corp.	4,987	298,173
Honeywell International, Inc.	993	212,830
Hoya Corp.	6,900	1,291,768
Jabil, Inc.	647	218,356
Keysight Technologies, Inc.†	20,042	7,012,896
nVent Electric PLC	727	103,888

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
TE Connectivity PLC	6,063	$1,283,295
Yokogawa Electric Corp.	1,100	38,740
		11,177,096
Energy-Alternate Sources — 0.0%
Array Technologies, Inc.†	4,988	38,607
Shoals Technologies Group, Inc., Class A†	12,207	96,924
		135,531
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	79	145,380
Shimizu Corp.	49,700	972,807
Vinci SA	9,941	1,504,258
		2,622,445
Entertainment — 0.0%
Live Nation Entertainment, Inc.†	659	104,082
TKO Group Holdings, Inc.	1,218	226,658
		330,740
Environmental Control — 0.3%
Pentair PLC	14,960	1,207,422
Republic Services, Inc.	10,079	2,108,728
Veralto Corp.	489	43,130
Waste Connections, Inc.	609	100,315
Waste Management, Inc.	779	181,156
		3,640,751
Exchange-Traded Funds — 0.0%
Sprott Physical Uranium Trust†	3,700	77,522
Food — 0.7%
Ajinomoto Co., Inc.	34,700	1,127,165
Coles Group, Ltd.	47,356	755,043
Magnum Ice Cream Co. NV†	53,472	779,633
McCormick & Co., Inc.	1,006	51,145
Mondelez International, Inc., Class A	65,259	4,009,513
Nestle SA	20,540	2,083,346
Seven & i Holdings Co., Ltd.	86,600	1,034,404
Sysco Corp.	175	13,074
		9,853,323
Food Service — 0.2%
Compass Group PLC	75,116	2,124,660
Forest Products & Paper — 0.1%
International Paper Co.	43,617	1,326,829
UPM-Kymmene Oyj	2,595	77,993
		1,404,822
Gas — 0.0%
Atmos Energy Corp.	1,615	306,818
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.	843	65,889
Techtronic Industries Co., Ltd.	78,000	1,135,940
		1,201,829
Healthcare-Products — 1.2%
Abbott Laboratories	32,085	2,912,997
Boston Scientific Corp.†	4,923	283,614
Danaher Corp.	7,116	1,273,408
Edwards Lifesciences Corp.†	3,286	274,381
EssilorLuxottica SA	4,617	984,549
Guardant Health, Inc.†	2,291	199,500
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Intuitive Surgical, Inc.†	5,809	$2,658,257
Koninklijke Philips NV	56,200	1,482,553
Medline, Inc., Class A†	4,699	208,965
Medtronic PLC	2,299	186,150
Natera, Inc.†	989	203,892
Revvity, Inc.	20,768	1,798,924
Siemens Healthineers AG*	26,705	1,094,367
Stryker Corp.	3,488	1,099,174
Thermo Fisher Scientific, Inc.	3,005	1,439,275
Waters Corp.†	509	157,398
West Pharmaceutical Services, Inc.	404	120,226
		16,377,630
Healthcare-Services — 0.7%
BrightSpring Health Services, Inc.†	1,430	68,597
Centene Corp.†	1,819	97,662
Charles River Laboratories International, Inc.†	584	97,511
Cigna Group	243	70,611
Elevance Health, Inc.	581	218,700
IQVIA Holdings, Inc.†	238	37,692
Quest Diagnostics, Inc.	6,596	1,280,943
Tenet Healthcare Corp.†	12,992	2,301,143
UnitedHealth Group, Inc.	15,693	5,813,943
		9,986,802
Holding Companies-Diversified — 0.0%
Talon Capital Corp.†	3,388	34,896
Home Builders — 0.0%
Open House Group Co., Ltd.	2,400	141,092
Persimmon PLC	26,241	382,149
Toll Brothers, Inc.	943	134,038
		657,279
Home Furnishings — 0.3%
Panasonic Holdings Corp.	74,600	1,539,909
Sony Group Corp.	133,500	2,669,189
		4,209,098
Insurance — 2.3%
Admiral Group PLC	28,903	1,328,298
AIA Group, Ltd.	155,600	1,713,756
Allstate Corp.	12,252	2,661,869
American International Group, Inc.	3,002	224,550
Aon PLC, Class A	1,056	329,102
AXA SA	46,642	2,246,764
Axis Capital Holdings, Ltd.	795	79,826
Berkshire Hathaway, Inc., Class B†	13,745	6,509,632
Chubb, Ltd.	10,574	3,457,698
Corebridge Financial, Inc.	1,211	33,351
Definity Financial Corp.	33,370	1,701,235
Equitable Holdings, Inc.	5,224	220,453
Generali	27,598	1,235,775
Mandatum Oyj	106,494	854,641
Marsh & McLennan Cos., Inc.	7,331	1,229,482
MetLife, Inc.	14,277	1,143,588
Progressive Corp.	1,722	346,604
Sampo Oyj, Class A	163,264	1,696,152
Suncorp Group, Ltd.	77,468	956,108
Tokio Marine Holdings, Inc.	42,600	1,931,308
Travelers Cos., Inc.	3,061	934,034
Willis Towers Watson PLC	819	209,828
		31,044,054

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 6.5%
Airbnb, Inc., Class A†	498	$69,899
Alibaba Group Holding, Ltd.	33,992	558,573
Alphabet, Inc., Class A	33,849	13,025,095
Alphabet, Inc., Class C	60,611	23,149,766
Amazon.com, Inc.†	90,686	24,037,231
AppLovin Corp., Class A†	810	361,544
Booking Holdings, Inc.	19,258	3,242,277
DoorDash, Inc., Class A†	4,480	755,552
eBay, Inc.	629	65,089
Meta Platforms, Inc., Class A	22,163	13,561,761
Netflix, Inc.†	65,844	6,163,657
Robinhood Markets, Inc., Class A†	1,126	82,074
Sea, Ltd. ADR†	16,759	1,422,504
Shopify, Inc., Class A†	11,474	1,389,846
Spotify Technology SA†	144	64,303
Tencent Holdings, Ltd.	9,400	570,721
Uber Technologies, Inc.†	1,698	126,688
		88,646,580
Investment Companies — 0.0%
Yellow Cake PLC*†	9,301	76,921
Iron/Steel — 0.2%
ArcelorMittal SA	3,890	221,915
BlueScope Steel, Ltd.	3,565	76,528
Carpenter Technology Corp.	306	131,029
Fortescue, Ltd.	2,214	31,754
JFE Holdings, Inc.	1,900	20,911
Jindal Stainless, Ltd.	2,083	16,995
Jindal Steel, Ltd.	2,338	30,389
JSW Steel, Ltd.	3,358	44,812
Nippon Steel Corp.	23,100	84,708
Nucor Corp.	1,546	348,298
POSCO Holdings, Inc.	361	112,621
Reliance, Inc.	1,158	419,775
Steel Dynamics, Inc.	2,481	567,306
Tata Steel, Ltd.	49,425	110,999
Vale SA	2,053	33,657
		2,251,697
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.	516	136,100
Viking Holdings, Ltd.†	1,215	99,521
		235,621
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	1,321	428,097
InterContinental Hotels Group PLC	524	75,840
Las Vegas Sands Corp.	1,650	90,107
Marriott International, Inc., Class A	393	142,144
		736,188
Machinery-Construction & Mining — 1.2%
Caterpillar, Inc.	4,919	4,378,451
GE Vernova, Inc.	2,414	2,615,472
Hitachi, Ltd.	89,400	2,811,331
Komatsu, Ltd.	22,100	934,139
Mitsubishi Heavy Industries, Ltd.	3,900	115,707
Sandvik AB	58,586	2,457,560
Sany Heavy Industry Co., Ltd.†	22,400	62,421
Siemens Energy AG	9,389	1,991,500
Vertiv Holdings Co., Class A	1,387	455,616
		15,822,197
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.9%
Deere & Co.	8,808	$5,195,575
Dover Corp.	648	146,714
ESAB Corp.	1,619	159,099
Ingersoll Rand, Inc.	13,465	1,075,315
KION Group AG	15,814	824,025
Middleby Corp.†	1,165	163,519
Otis Worldwide Corp.	11,543	898,969
Westinghouse Air Brake Technologies Corp.	14,074	3,798,432
		12,261,648
Media — 0.2%
Walt Disney Co.	21,327	2,212,676
Metal Fabricate/Hardware — 0.0%
Mueller Industries, Inc.	692	93,718
Tenaris SA ADR	1,940	123,966
		217,684
Mining — 1.6%
Agnico Eagle Mines, Ltd. (NYSE)	1,083	203,831
Agnico Eagle Mines, Ltd. (TSX)	4,129	776,435
Alamos Gold, Inc.	1,830	73,090
Alamos Gold, Inc., Class A	6,587	262,830
Almonty Industries, Inc.†	2,008	43,533
Alrosa PJSC†(1)(2)	121,860	0
Aluminum Corp. of China, Ltd.	74,000	108,233
Americas Gold & Silver Corp. (TSX)†	30,602	175,274
Anglo American PLC	6,705	329,796
Anglogold Ashanti PLC	2,100	196,833
Anglogold Ashanti PLC (JSE)	610	56,750
Anglogold Ashanti PLC (NYSE)	2,517	235,918
Antofagasta PLC	30,102	1,480,282
Aris Mining Corp.†	7,628	136,348
Artemis Gold, Inc.†	8,541	215,985
Ausgold, Ltd.†	74,191	48,876
Barrick Mining Corp.	7,685	302,328
Barrick Mining Corp. (TSX)	8,769	344,537
Benz Mining Corp.†	23,900	34,804
BHP Group, Ltd. (ASX)	45,595	1,804,909
BHP Group, Ltd. (LSE)	23,062	909,435
Boliden AB	349	18,389
Cameco Corp.	2,493	306,739
Capricorn Metals, Ltd.	15,624	129,674
China Hongqiao Group, Ltd.	33,500	141,103
Coeur Mining, Inc.†	4,911	88,251
Discovery Silver Corp.†	18,127	111,830
DPM Metals, Inc.	1,186	39,823
Emerald Resources NL†	35,907	151,278
Energy Fuels, Inc.†	6,414	138,799
Equinox Gold Corp.	3,586	50,107
Evolution Mining, Ltd.	3,218	27,970
First Mining Gold Corp.†	86,827	27,486
First Quantum Minerals, Ltd.†	10,332	252,985
Franco-Nevada Corp. (NYSE)	1,050	241,857
Franco-Nevada Corp. (TSX)	3,641	840,002
Freeport-McMoRan, Inc.	16,606	959,495
G Mining Ventures Corp.†	4,187	145,120
Genesis Minerals, Ltd.†	7,660	32,669
Glencore PLC	266,614	2,065,246
Gold Fields, Ltd.	7,760	331,149
Gold Royalty Corp.†	1,527	5,238
Grupo Mexico SAB de CV, Class B	80,874	886,588
Harmony Gold Mining Co., Ltd.	2,500	39,470
Hemlo Mining Corp.†	27,550	106,480

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Hindalco Industries, Ltd.	6,108	$67,382
i-80 Gold Corp.†	27,521	41,534
IGO, Ltd.†	6,076	33,036
Iluka Resources, Ltd.	18,456	109,307
Impala Platinum Holdings, Ltd.	5,051	70,260
Industrias Penoles SAB de CV†	890	45,141
Ivanhoe Electric, Inc.†	9,940	127,530
Ivanhoe Mines, Ltd.†	5,215	42,231
Jiangxi Copper Co., Ltd.	26,000	123,362
JX Advanced Metals Corp.	5,700	176,831
Kefi Gold and Copper PLC†	958,653	18,370
Kinross Gold Corp. (TSX)	14,610	442,597
Lundin Gold, Inc.	995	66,870
Lynas Rare Earths, Ltd.†	5,936	84,832
Meridian Mining PLC†	33,247	42,833
Montage Gold Corp.†	1,740	17,191
MP Materials Corp.†	1,004	66,304
NAC Kazatomprom JSC GDR	1,247	110,569
New Found Gold Corp.†	13,464	26,961
Newmont Corp.(NYSE)	3,158	350,822
NGEx Minerals, Ltd.†	7,884	145,857
Norsk Hydro ASA	9,735	109,841
Northam Platinum Holdings, Ltd.	2,517	48,257
Northern Star Resources, Ltd.	7,626	116,545
OceanaGold Corp.	889	27,527
Omai Gold Mines Corp.†	52,959	90,452
OR Royalties, Inc.	5,393	198,632
PLS Group, Ltd.†	10,032	44,255
Polyus PJSC†(1)(2)	4,280	0
Predictive Discovery, Ltd. (ASX)†	193,340	128,839
Predictive Discovery, Ltd. (TSX)†	87,543	57,359
Ramelius Resources, Ltd.	13,315	32,536
Rio Tinto PLC	11,063	1,105,279
Rio Tinto, Ltd.	1,157	139,809
Royal Gold, Inc.	98	22,871
Sibanye Stillwater, Ltd.	10,413	30,994
Skeena Resources, Ltd.†	8,090	235,907
Snowline Gold Corp.	9,509	101,016
South32, Ltd.	34,209	101,517
Southern Copper Corp.	1,049	180,103
Southern Palladium, Ltd.†	4,310	4,744
Sovereign Metals, Ltd.†	14,268	7,419
Teck Resources, Ltd., Class B	2,429	141,926
Turaco Gold, Ltd.†	140,890	57,433
United States Antimony Corp.†	2,052	24,645
Uranium Energy Corp.†	25,118	374,007
USA Rare Earth, Inc.†	2,730	70,898
Valterra Platinum, Ltd.	1,447	115,744
Wheaton Precious Metals Corp.	3,290	415,576
Yunnan Aluminium Co., Ltd., Class A	14,600	68,377
Zijin Gold International Co., Ltd.†	3,777	73,118
Zijin Mining Group Co., Ltd.	132,000	606,402
		21,819,623
Miscellaneous Manufacturing — 0.6%
3M Co.	754	110,476
Axon Enterprise, Inc.†	373	149,856
Parker-Hannifin Corp.	2,255	2,050,742
Siemens AG	21,022	6,243,836
Teledyne Technologies, Inc.†	558	360,384
		8,915,294
Security Description	Shares or Principal Amount	Value

Oil & Gas — 2.7%
Aker BP ASA	31,068	$1,219,576
Antero Resources Corp.†	1,082	42,479
Baytex Energy Corp.	16,603	84,216
BP PLC	20,315	160,352
Canadian Natural Resources, Ltd.	43,837	2,092,532
Cenovus Energy, Inc.	34,708	1,014,862
Chevron Corp.	24,982	4,829,271
ConocoPhillips	42,422	5,335,839
Diamondback Energy, Inc.	1,972	405,502
EOG Resources, Inc.	1,937	272,284
EQT Corp.	6,818	409,626
Equinor ASA	32,422	1,327,612
Exxon Mobil Corp.	26,840	4,142,217
Headwater Exploration, Inc.	11,223	110,879
Kelt Exploration, Ltd.†	14,711	108,842
Marathon Petroleum Corp.	343	85,164
Neste Oyj	3,290	113,456
Ovintiv, Inc.	2,849	175,356
Permian Resources Corp., Class A	7,284	157,480
Phillips 66	1,521	272,487
Precision Drilling Corp.†	1,065	99,338
Range Resources Corp.	54,566	2,373,621
Shell PLC (LSE)	14,045	637,575
Shell PLC ADR	47,611	4,316,889
Suncor Energy, Inc. (TSX)	4,999	342,553
Tamarack Valley Energy, Ltd.	13,281	124,563
Thai Oil PCL	32,600	47,754
TotalEnergies SE	50,584	4,710,086
Tourmaline Oil Corp.	3,410	165,184
Valero Energy Corp.	6,733	1,700,621
Viper Energy, Inc., Class A	2,273	112,241
Vista Energy SAB de CV†	1,518	112,818
Weatherford International PLC	1,949	215,072
		37,318,347
Oil & Gas Services — 0.5%
Baker Hughes Co.	8,264	575,753
Expro Group Holdings NV†	7,500	136,575
Flowco Holdings, Inc., Class A	1,682	41,764
HMH Holding, Inc., Class A†	953	20,204
Kodiak Gas Services, Inc.	1,891	128,210
NOV, Inc.	23,366	478,068
SLB, Ltd.	63,976	3,638,955
TechnipFMC PLC	30,699	2,319,923
		7,339,452
Packaging & Containers — 0.3%
Ball Corp.	23,770	1,451,872
Packaging Corp. of America	4,974	1,061,700
Stora Enso Oyj, Class R	96,174	1,076,637
		3,590,209
Pharmaceuticals — 3.1%
AbbVie, Inc.	3,887	821,401
AstraZeneca PLC (NYSE)	33,069	6,196,139
Bristol-Myers Squibb Co.	5,239	317,431
Cardinal Health, Inc.	874	168,577
Cencora, Inc.	8,891	2,738,517
Chugai Pharmaceutical Co., Ltd.	37,100	1,949,585
Chugai Pharmaceutical Co., Ltd. ADR	6,490	178,215
CVS Health Corp.	22,749	1,894,764
Eli Lilly & Co.	7,671	7,169,317
Johnson & Johnson	22,386	5,145,422
McKesson Corp.	168	136,954

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	12,035	$1,313,981
Novartis AG	23,446	3,484,570
Novo Nordisk A/S, Class B	48,932	2,060,416
Pfizer, Inc.	10,695	285,556
Roche Holding AG	9,315	3,813,785
Sanofi SA	16,219	1,515,178
Takeda Pharmaceutical Co., Ltd.	48,700	1,619,827
UCB SA	3,872	1,045,053
Viatris, Inc.	16,052	239,817
		42,094,505
Pipelines — 0.2%
Cheniere Energy, Inc.	273	75,061
Enbridge, Inc.	6,478	359,011
Keyera Corp.	1,684	65,061
Kinder Morgan, Inc.	2,985	98,117
ONEOK, Inc.	2,286	211,364
South Bow Corp.	3,592	122,964
Targa Resources Corp.	2,259	587,521
Williams Cos., Inc.	11,117	848,338
		2,367,437
Private Equity — 0.3%
3i Group PLC	32,962	1,147,949
Blackstone, Inc.	784	98,455
Bridgepoint Group PLC*	186,402	636,249
Brookfield Corp.	30,213	1,364,573
CVC Capital Partners PLC*	42,693	650,310
KKR & Co., Inc.	2,318	241,860
		4,139,396
Real Estate — 0.2%
CBRE Group, Inc., Class A†	1,754	250,348
City Developments, Ltd.	17,800	114,729
Kerry Properties, Ltd.	27,500	83,433
Kojamo Oyj	13,892	132,891
LEG Immobilien SE	1,815	126,911
Mitsubishi Estate Co., Ltd.	22,200	632,942
Mitsui Fudosan Co., Ltd.	124,000	1,356,369
Sun Hung Kai Properties, Ltd.	10,500	184,163
Swire Properties, Ltd.	44,000	140,631
Tokyo Tatemono Co., Ltd.	5,000	115,793
		3,138,210
REITS — 2.2%
Acadia Realty Trust	16,437	355,368
Aedifica SA	1,883	159,533
Alexandria Real Estate Equities, Inc.	1,517	61,454
American Homes 4 Rent, Class A	8,450	269,048
American Tower Corp.	4,595	839,552
Annaly Capital Management, Inc.	25,281	578,935
Apple Hospitality REIT, Inc.	7,486	100,836
AvalonBay Communities, Inc.	3,210	587,430
Big Yellow Group PLC	5,343	65,535
BXP, Inc.	862	50,393
Camden Property Trust	1,047	109,956
Canadian Apartment Properties REIT	2,875	77,423
CapitaLand Integrated Commercial Trust	48,929	90,915
Crown Castle, Inc.	3,661	325,024
CubeSmart	11,068	448,033
Curbline Properties Corp.	735	20,286
Digital Core REIT Management Pte, Ltd.	62,900	32,473
Digital Realty Trust, Inc.	2,520	506,369
Security Description	Shares or Principal Amount	Value

REITS (continued)
Douglas Emmett, Inc.	10,948	$118,348
EastGroup Properties, Inc.	2,665	536,198
Equinix, Inc.	2,121	2,296,682
Equity LifeStyle Properties, Inc.	23,868	1,510,606
Equity Residential	6,895	450,795
Essex Property Trust, Inc.	6,209	1,634,271
Federal Realty Investment Trust	2,351	260,726
Goodman Group	15,016	324,846
Healthcare Realty Trust, Inc.	8,325	155,678
Invincible Investment Corp.	136	53,528
Japan Prime Realty Investment Corp.	109	69,147
Japan Real Estate Investment Corp.	85	65,137
Keppel DC REIT	37,500	69,421
Kilroy Realty Corp.	2,093	69,613
Lineage, Inc.	1,247	45,989
Mirvac Group	71,965	88,390
Nexus Select Trust	37,944	62,057
Nippon Prologis REIT, Inc.	103	58,976
NTT DC REIT†	103,500	101,685
Pebblebrook Hotel Trust	9,094	127,771
Prologis, Inc.	10,520	1,494,050
Public Storage	8,397	2,539,673
Rayonier, Inc.	5,192	110,122
Regency Centers Corp.	6,804	529,691
Rexford Industrial Realty, Inc.	15,915	571,189
SBA Communications Corp.	257	56,848
Scentre Group	581,850	1,566,743
Segro PLC	97,557	932,798
Simon Property Group, Inc.	4,781	973,938
SL Green Realty Corp.	230	9,754
Smartstop Self Storage REIT, Inc.	8,967	282,281
Sun Communities, Inc.	3,670	469,173
Terreno Realty Corp.	6,221	405,609
Ventas, Inc.	9,149	803,831
VICI Properties, Inc.	35,451	1,035,169
Vornado Realty Trust	5,328	159,254
Warehouses De Pauw CVA	6,687	177,014
Welltower, Inc.	22,401	4,868,633
		29,764,197
Retail — 2.2%
AutoZone, Inc.†	738	2,733,574
Carvana Co.†	19,470	7,706,226
Chipotle Mexican Grill, Inc.†	27,529	935,711
Costco Wholesale Corp.	1,199	1,216,421
Dollar Tree, Inc.†	13,263	1,287,970
Home Depot, Inc.	5,498	1,807,742
Isetan Mitsukoshi Holdings, Ltd.	61,100	1,160,277
Kingfisher PLC	178,278	700,704
Lowe's Cos., Inc.	6,163	1,471,663
McDonald's Corp.	10,545	3,095,907
Moncler SpA	17,986	1,084,076
Next PLC	6,811	1,201,260
O'Reilly Automotive, Inc.†	3,168	314,899
Ross Stores, Inc.	5,737	1,306,831
Starbucks Corp.	1,557	163,999
Target Corp.	346	44,893
TJX Cos., Inc.	8,884	1,392,567
Tractor Supply Co.	27,376	960,898
Tsuruha Holdings, Inc.	35,600	466,869
Ulta Beauty, Inc.†	241	129,533

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Walmart, Inc.	10,671	$1,407,825
Yum! Brands, Inc.	1,300	207,545
		30,797,390
Semiconductors — 7.7%
Advanced Micro Devices, Inc.†	18,208	6,454,554
Analog Devices, Inc.	6,659	2,678,649
Applied Materials, Inc.	2,421	955,060
ASML Holding NV (NASDAQ)	1,510	2,172,875
ASML Holding NV (XAMS)	4,685	6,763,274
BE Semiconductor Industries NV	4,172	1,219,538
Broadcom, Inc.	44,068	18,395,305
Infineon Technologies AG	23,123	1,553,974
Intel Corp.†	36,560	3,454,189
KLA Corp.	1,002	1,753,851
Lam Research Corp.	7,600	1,959,736
Marvell Technology, Inc.	934	154,250
Micron Technology, Inc.	2,793	1,444,428
Monolithic Power Systems, Inc.	1,217	1,964,737
NVIDIA Corp.	207,318	41,374,453
ON Semiconductor Corp.†	316	31,856
Samsung Electronics Co., Ltd.	10,535	1,598,290
Taiwan Semiconductor Manufacturing Co., Ltd.	61,000	4,141,201
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,774	1,494,730
Teradyne, Inc.	479	164,522
Texas Instruments, Inc.	12,587	3,537,954
Tokyo Electron, Ltd.	7,200	2,135,826
		105,403,252
Software — 2.6%
Adobe, Inc.†	781	192,204
Akamai Technologies, Inc.†	928	95,565
Autodesk, Inc.†	467	110,679
Cadence Design Systems, Inc.†	733	241,590
Datadog, Inc., Class A†	2,247	297,031
Descartes Systems Group, Inc.†	1,787	128,861
Fiserv, Inc.†	841	52,689
HubSpot, Inc.†	132	29,272
Intuit, Inc.	763	296,426
Microsoft Corp.	63,121	25,739,481
MSCI, Inc.	240	141,938
Oracle Corp.	14,127	2,279,957
Palantir Technologies, Inc., Class A†	7,334	1,020,233
PTC, Inc.†	318	43,343
Roper Technologies, Inc.	1,584	562,019
Salesforce, Inc.	2,597	458,448
SAP SE	8,978	1,537,171
ServiceNow, Inc.†	11,848	1,046,297
Synopsys, Inc.†	2,065	996,569
		35,269,773
Telecommunications — 1.5%
Arista Networks, Inc.†	12,487	2,156,630
BT Group PLC	606,517	1,786,637
Ciena Corp.†	1,205	635,734
Cisco Systems, Inc.	47,101	4,309,742
Corning, Inc.	3,051	501,096
InterDigital, Inc.	1,547	458,778
KDDI Corp.	101,200	1,666,609
KT Corp.	24,662	1,016,864
Motorola Solutions, Inc.	406	178,246
SoftBank Group Corp.	43,300	1,466,735
Telefonaktiebolaget LM Ericsson, Class B	99,746	1,180,652
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Telstra Group, Ltd.	338,492	$1,298,584
T-Mobile US, Inc.	22,771	4,451,731
		21,108,038
Toys/Games/Hobbies — 0.1%
Nintendo Co., Ltd.	24,300	1,182,112
Transportation — 0.4%
C.H. Robinson Worldwide, Inc.	260	47,271
Canadian National Railway Co.	1,517	170,101
CSX Corp.	55,336	2,513,914
Norfolk Southern Corp.	3,388	1,070,032
Old Dominion Freight Line, Inc.	5,002	1,062,575
Saia, Inc.†	755	338,859
		5,202,752
Total Common Stocks (cost $591,609,706)		822,639,759
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	150	0
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	68,822
Computer Graphics — 0.0%
Canva, Inc. Series A †(1)(2)	8	12,570
Mining — 0.0%
Lilac Solutions, Inc. Series B†(1)(2)	4,155	41,218
Software — 0.1%
Databricks, Inc. Series G †(1)(2)	1,206	229,140
Databricks, Inc. Series H†(1)(2)	2,613	496,470
KoBold Metals Co. Series B-1†(1)(2)	3,900	439,185
		1,164,795
Total Convertible Preferred Stocks (cost $538,923)		1,287,405
CORPORATE BONDS & NOTES — 10.6%
Aerospace/Defense — 0.1%
Bombardier, Inc.
7.25%, 07/01/2031*	$245,000	257,786
Honeywell Aerospace, Inc.
5.73%, 03/16/2056*	340,000	334,406
Lockheed Martin Corp.
4.50%, 05/15/2036	200,000	193,908
TransDigm, Inc.
6.00%, 01/15/2033*	327,000	330,126
		1,116,226
Agriculture — 0.0%
BAT Capital Corp.
5.83%, 02/20/2031	245,000	256,317
Airlines — 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	458,608	429,387

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Avianca Midco 2 PLC
9.63%, 02/14/2030*	$415,000	$391,137
Azul Secured Finance LLP
9.88%, 02/15/2031*	295,000	262,550
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*	170,000	158,333
Latam Airlines Group SA
7.63%, 01/07/2031*	160,000	162,400
7.88%, 04/15/2030*	555,000	566,100
OneSky Flight LLC
8.88%, 12/15/2029*	425,000	448,861
United Airlines Pass-Through Trust
3.10%, 04/07/2030	226,514	216,495
4.15%, 02/25/2033	241,477	235,817
		2,871,080
Auto Manufacturers — 0.4%
American Honda Finance Corp.
4.55%, 07/09/2027	610,000	610,555
Aston Martin Capital Holdings, Ltd.
10.00%, 03/31/2029*	620,000	497,758
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	650,000	646,750
Ford Motor Credit Co. LLC
5.13%, 11/05/2026	355,000	355,914
7.12%, 11/07/2033	200,000	212,195
General Motors Financial Co., Inc.
5.45%, 01/08/2036	100,000	99,279
5.55%, 07/15/2029	120,000	122,938
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,133,337
PACCAR Financial Corp.
5.20%, 11/09/2026	880,000	885,471
Toyota Motor Credit Corp.
4.05%, 09/05/2028	490,000	488,753
Volkswagen Group of America Finance LLC
4.55%, 09/11/2028*	285,000	283,990
		5,336,940
Banks — 1.3%
Banco Santander SA
3.49%, 05/28/2030	200,000	190,600
Bank of America Corp.
2.30%, 07/21/2032	665,000	588,149
2.59%, 04/29/2031	405,000	374,602
2.68%, 06/19/2041	960,000	689,773
Bank of Montreal
4.44%, 01/14/2032	310,000	305,757
Bank of New York Mellon Corp.
6.47%, 10/25/2034	590,000	644,437
Barclays PLC
5.67%, 03/12/2028	200,000	201,844
5.69%, 03/12/2030	535,000	549,009
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
5.25%, 09/10/2029	355,000	361,212
BNP Paribas SA
5.50%, 05/20/2030*	545,000	557,851
Citigroup, Inc.
3.89%, 01/10/2028	505,000	503,109
6.17%, 05/25/2034	205,000	213,566
Security Description	Shares or Principal Amount	Value

Banks (continued)
Danske Bank A/S
5.71%, 03/01/2030*	$200,000	$205,530
Fifth Third Bancorp
4.90%, 09/06/2030	170,000	170,632
6.34%, 07/27/2029	145,000	150,151
Goldman Sachs Group, Inc.
2.91%, 07/21/2042	505,000	360,516
3.80%, 03/15/2030	705,000	685,572
HSBC Holdings PLC
5.72%, 03/04/2035	410,000	421,421
6.33%, 03/09/2044	335,000	354,726
JPMorgan Chase & Co.
3.20%, 06/15/2026	200,000	199,804
3.78%, 02/01/2028	445,000	443,054
3.90%, 01/23/2049	525,000	404,946
4.25%, 10/01/2027	25,000	25,011
Manufacturers & Traders Trust Co.
4.76%, 07/06/2028	250,000	250,638
Morgan Stanley
3.13%, 07/27/2026	550,000	548,565
3.22%, 04/22/2042	970,000	735,347
5.66%, 04/18/2030	855,000	878,277
National Bank of Canada
4.17%, 01/20/2029	340,000	338,262
Northern Trust Corp.
4.15%, 11/19/2030	360,000	357,048
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	527,356
6.34%, 05/31/2035	215,000	226,536
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	478,049
4.32%, 09/22/2029	200,000	198,450
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	845,000	852,103
Standard Chartered PLC
2.61%, 01/12/2028*	545,000	537,818
State Street Corp.
5.16%, 05/18/2034	585,000	593,897
Toronto-Dominion Bank
4.99%, 04/05/2029	835,000	847,842
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	327,811
3.07%, 04/30/2041	720,000	542,498
5.56%, 07/25/2034	450,000	462,334
6.30%, 10/23/2029	560,000	582,919
		17,887,022
Beverages — 0.0%
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	140,000	139,052
Biotechnology — 0.0%
Genmab A/S/Genmab Finance LLC
7.25%, 12/15/2033*	443,000	461,902
Building Materials — 0.1%
CRH America Finance, Inc.
5.50%, 01/09/2035	860,000	879,952
Owens Corning
5.70%, 06/15/2034	295,000	305,958
Quikrete Holdings, Inc.
6.75%, 03/01/2033*	435,000	441,118
		1,627,028

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.0%
Celanese US Holdings LLC
7.38%, 02/15/2034	$525,000	$549,667
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	109,813
		659,480
Commercial Services — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.25%, 01/15/2030*	645,000	662,260
Deluxe Corp.
8.13%, 09/15/2029*	425,000	443,203
Element Fleet Management Corp.
4.64%, 11/24/2030*	580,000	575,650
Experian Finance PLC
2.75%, 03/08/2030*	850,000	795,262
George Washington University
3.55%, 09/15/2046	45,000	33,584
Herc Holdings, Inc.
6.00%, 03/15/2034*	595,000	589,952
Hertz Corp.
12.63%, 07/15/2029*	250,000	235,679
ION Platform Finance US, Inc.
7.88%, 09/30/2032*	479,000	372,244
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	452,655
Sotheby's
8.25%, 04/15/2031*	245,000	238,015
TR Finance LLC
3.35%, 05/15/2026	30,000	29,986
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	419,623
3.38%, 03/22/2027*	49,000	48,589
Williams Scotsman, Inc.
7.38%, 10/01/2031*	529,000	550,943
		5,447,645
Computers — 0.0%
McAfee Corp.
7.38%, 02/15/2030*	565,000	457,794
Diversified Financial Services — 0.3%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	283,752
Aretec Escrow Issuer 2, Inc.
7.50%, 04/01/2029*	81,000	81,101
10.00%, 08/15/2030*	398,000	421,524
Bread Financial Holdings, Inc.
6.75%, 05/15/2031*	541,000	552,709
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	809,753
Charles Schwab Corp
4.91%, 11/14/2036	550,000	536,719
Enact Holdings, Inc.
6.25%, 05/28/2029	95,000	98,151
Encore Capital Group, Inc.
6.63%, 04/15/2031*	505,000	513,244
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	450,000	463,833
OneMain Finance Corp.
6.50%, 03/15/2033	451,000	441,722
Osaic Holdings, Inc.
6.75%, 08/01/2032*	255,000	259,002
8.00%, 08/01/2033*	147,000	149,906
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Visa, Inc.
4.15%, 12/14/2035	$90,000	$86,308
		4,697,724
Electric — 0.7%
AEP Texas, Inc.
3.45%, 01/15/2050	460,000	307,955
Ameren Corp.
5.00%, 05/15/2036	145,000	141,989
5.70%, 12/01/2026	555,000	559,110
CMS Energy Corp.
3.00%, 05/15/2026	195,000	194,912
Constellation Energy Generation LLC
4.40%, 01/15/2031	290,000	286,993
DTE Energy Co.
5.10%, 03/01/2029	780,000	792,318
Duke Energy Corp.
2.65%, 09/01/2026	45,000	44,757
4.95%, 09/15/2035	195,000	190,785
Duke Energy Indiana LLC
4.95%, 03/15/2036	40,000	39,307
Edison International
7.88%, 06/15/2054	340,000	350,724
8.13%, 06/15/2053	325,000	333,428
FirstEnergy Transmission LLC
5.00%, 01/15/2035	225,000	222,008
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	529,134
Hawaiian Electric Co, Inc.
6.00%, 10/01/2033*	445,000	446,485
New York State Electric & Gas Corp.
5.30%, 08/15/2034*	305,000	308,233
NextEra Energy Capital Holdings, Inc.
4.40%, 03/01/2031	365,000	362,286
Niagara Mohawk Power Corp.
5.11%, 01/12/2036*	640,000	628,429
Ohio Power Co.
6.60%, 03/01/2033	255,000	275,706
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	432,051
Sempra
5.25%, 03/15/2036	140,000	138,300
Southern California Edison Co.
5.15%, 06/01/2029	605,000	612,156
Southern Co.
5.70%, 03/15/2034	725,000	750,970
6.00%, 04/01/2058	466,000	471,107
Talen Energy Supply LLC
6.50%, 02/01/2036*	478,000	479,810
Vistra Corp.
8.00%, 10/15/2026*(3)	458,000	462,025
		9,360,978
Electronics — 0.0%
Amphenol Corp.
5.05%, 04/05/2029	270,000	275,681
Engineering & Construction — 0.0%
Sydney Airport Finance Co. Pty, Ltd.
5.25%, 03/26/2036*	325,000	322,759
Entertainment — 0.1%
Discovery Global Holdings, Inc.
5.05%, 03/15/2042	509,000	363,187

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	$479,000	$472,295
Voyager Parent LLC
9.25%, 07/01/2032*	501,000	532,785
		1,368,267
Food — 0.1%
Kraft Heinz Foods Co.
6.88%, 01/26/2039	650,000	707,204
Kroger Co.
5.00%, 09/15/2034	175,000	172,871
McCormick & Co., Inc.
4.15%, 02/15/2029	230,000	227,978
Mondelez International, Inc.
4.75%, 02/20/2029	900,000	909,888
		2,017,941
Forest Products & Paper — 0.0%
Suzano Netherlands BV
5.50%, 01/15/2036	310,000	303,660
Gas — 0.1%
Boston Gas Co.
5.84%, 01/10/2035*	70,000	73,279
NiSource, Inc.
3.49%, 05/15/2027	620,000	614,941
3.95%, 03/30/2048	425,000	320,822
Southern Co. Gas Capital Corp.
4.95%, 09/15/2034	430,000	424,017
		1,433,059
Healthcare-Products — 0.2%
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	1,018,217
Augusta SpinCo Corp.
4.66%, 03/23/2031	325,000	324,292
Medtronic, Inc.
4.63%, 03/15/2045	22,000	19,563
Revvity, Inc.
1.90%, 09/15/2028	595,000	559,357
Solventum Corp.
5.40%, 03/01/2029	194,000	198,367
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	420,000	305,547
4.90%, 02/12/2036	350,000	346,481
		2,771,824
Healthcare-Services — 0.6%
Banner Health
1.90%, 01/01/2031	215,000	191,500
Centene Corp.
3.38%, 02/15/2030	290,000	269,479
Centra Health, Inc.
4.70%, 01/01/2048	900,000	709,512
CHS/Community Health Systems, Inc.
9.75%, 01/15/2034*	446,000	460,009
Cigna Group
4.50%, 09/15/2030	140,000	139,833
CommonSpirit Health
2.78%, 10/01/2030	240,000	221,538
HCA, Inc.
4.13%, 06/15/2029	575,000	567,269
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Health Care Service Corp.
5.45%, 06/15/2034*	$310,000	$310,152
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028*	182,000	187,108
Humana, Inc.
5.95%, 03/15/2034	345,000	353,920
IQVIA, Inc.
6.25%, 02/01/2029	220,000	228,203
6.25%, 06/01/2032*	460,000	468,462
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	218,584
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	386,153
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	1,036,722
Stanford Health Care
3.80%, 11/15/2048	420,000	318,986
Tenet Healthcare Corp.
5.50%, 11/15/2032*	760,000	758,062
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	553,463
4.70%, 04/15/2029	475,000	480,182
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	594,367
		8,453,504
Home Builders — 0.1%
K Hovnanian Enterprises, Inc.
8.38%, 10/01/2033*	440,000	442,040
LGI Homes, Inc.
8.75%, 12/15/2028*	415,000	427,320
		869,360
Insurance — 0.6%
Aflac, Inc.
4.00%, 10/15/2046	540,000	420,499
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
7.00%, 01/15/2031*	335,000	341,899
Aon Global, Ltd.
4.75%, 05/15/2045	350,000	303,623
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC
7.88%, 11/01/2029*	420,000	406,623
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	100,000	100,942
Asurion LLC/Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	440,000	459,619
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	135,000	132,934
Chubb INA Holdings LLC
4.35%, 11/03/2045	75,000	63,736
CNO Global Funding
2.65%, 01/06/2029*	1,270,000	1,204,472
MassMutual Global Funding II
5.10%, 04/09/2027*	850,000	858,133
Met Tower Global Funding
4.00%, 01/14/2029*	310,000	306,427
Pacific Life Global Funding II
4.38%, 02/03/2031*	605,000	599,922
Principal Financial Group, Inc.
3.70%, 05/15/2029	320,000	312,565

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
RGA Global Funding
4.35%, 08/25/2028*	$90,000	$89,510
5.45%, 05/24/2029*	485,000	496,096
Sammons Financial Group Global Funding
4.80%, 12/12/2030*	305,000	302,533
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	801,342
Willis North America, Inc.
4.50%, 09/15/2028	430,000	429,427
		7,630,302
Internet — 0.2%
Alphabet, Inc.
4.80%, 02/15/2036	430,000	425,630
Amazon.com, Inc.
4.65%, 11/20/2035	705,000	686,390
5.65%, 03/13/2046	365,000	359,963
Meta Platforms, Inc.
5.50%, 11/15/2045	540,000	501,723
Uber Technologies, Inc.
4.30%, 01/15/2030	665,000	659,728
		2,633,434
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
5.75%, 09/15/2033*	450,000	453,022
Marriott International, Inc.
4.65%, 12/01/2028	860,000	862,909
		1,315,931
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	995,000	1,005,665
Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
4.38%, 03/07/2031	540,000	529,328
Esab Corp.
5.63%, 04/01/2031*	520,000	524,789
John Deere Capital Corp.
4.40%, 09/08/2031	415,000	414,090
4.50%, 01/08/2027	805,000	807,684
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	405,000	403,152
		2,679,043
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 02/01/2033*	455,000	448,509
7.38%, 03/01/2031*	410,000	415,011
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	195,000	201,404
Comcast Corp.
5.50%, 05/15/2064	330,000	288,543
Directv Financing LLC
8.88%, 02/01/2030*	208,000	211,456
8.88%, 02/01/2030*	295,000	300,449
Gray Media, Inc.
7.25%, 08/15/2033*	195,000	198,558
Midcontinent Communications
8.00%, 08/15/2032*	412,000	387,745
Security Description	Shares or Principal Amount	Value

Media (continued)
Nexstar Media, Inc.
7.25%, 04/15/2034*	$522,000	$525,333
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	482,309
Univision Communications, Inc.
8.88%, 04/15/2033*	145,000	145,790
9.38%, 08/01/2032*	320,000	331,151
VZ Secured Financing BV
7.50%, 01/15/2033*	496,000	480,779
		4,417,037
Mining — 0.2%
Anglo American Capital PLC
4.63%, 03/19/2031*	200,000	197,792
Antofagasta PLC
5.63%, 09/09/2035	210,000	212,866
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	190,333
First Quantum Minerals, Ltd.
6.38%, 02/15/2036*	349,000	343,091
8.00%, 03/01/2033*	240,000	252,178
8.63%, 06/01/2031*	419,000	436,892
Ivanhoe Mines, Ltd.
7.88%, 01/23/2030*	600,000	611,727
		2,244,879
Oil & Gas — 0.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.63%, 07/15/2033*	445,000	457,192
Chevron USA, Inc.
4.30%, 10/15/2030	420,000	420,348
Coterra Energy, Inc.
4.38%, 03/15/2029	965,000	960,848
Crescent Energy Finance LLC
8.38%, 01/15/2034*	456,000	482,257
Eni SpA
5.50%, 05/15/2034*	245,000	250,809
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25%, 02/15/2035*	482,000	491,587
Ithaca Energy North Sea PLC
8.13%, 10/15/2029*	375,000	391,898
Marathon Petroleum Corp.
5.15%, 03/01/2030	440,000	448,991
Occidental Petroleum Corp.
5.38%, 01/01/2032	375,000	382,868
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030*	450,000	461,298
9.88%, 03/15/2030*	65,000	69,843
Permian Resources Operating LLC
7.00%, 01/15/2032*	415,000	431,691
Shell Finance US, Inc.
4.38%, 05/11/2045	40,000	33,848
Sunoco LP
7.88%, 09/18/2026*(3)	461,000	477,391
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	530,000	524,111
Valero Energy Corp.
5.15%, 02/15/2030	195,000	198,966
Woodside Finance, Ltd.
3.70%, 09/15/2026*	101,000	100,697

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
3.70%, 03/15/2028*	$470,000	$463,306
4.50%, 03/04/2029*	475,000	473,352
		7,521,301
Oil & Gas Services — 0.1%
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/2033*	467,000	471,255
Weatherford International, Ltd.
6.75%, 10/15/2033*	435,000	451,286
		922,541
Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030*	473,000	478,281
Sword Purchaser LLC
10.50%, 04/15/2034*	525,000	534,201
		1,012,482
Pharmaceuticals — 0.4%
1261229 BC, Ltd.
10.00%, 04/15/2032*	480,000	495,733
AbbVie, Inc.
2.95%, 11/21/2026	570,000	566,537
3.20%, 05/14/2026	100,000	99,965
4.50%, 05/14/2035	50,000	48,317
4.80%, 03/15/2029	380,000	385,499
Cencora, Inc.
4.60%, 02/13/2033	95,000	93,441
CVS Health Corp.
5.05%, 03/25/2048	565,000	487,459
5.40%, 06/01/2029	550,000	562,952
Eli Lilly & Co.
4.90%, 10/15/2035	700,000	698,271
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	371,000	348,854
7.75%, 05/01/2033*	596,000	608,752
Pfizer, Inc.
4.50%, 11/15/2032	560,000	554,728
Zoetis, Inc.
4.15%, 08/17/2028	700,000	696,802
		5,647,310
Pipelines — 0.6%
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	169,567
3.70%, 01/15/2039*	155,000	131,345
Cheniere Energy, Inc.
5.20%, 07/30/2036*	325,000	321,296
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/2032*	590,000	585,932
Enbridge, Inc.
4.20%, 11/20/2028	390,000	387,632
4.25%, 12/01/2026	115,000	115,020
5.63%, 04/05/2034	230,000	237,355
8.25%, 01/15/2084	430,000	454,187
Energy Transfer LP
5.35%, 01/15/2036	495,000	492,097
6.50%, 02/15/2056	230,000	230,620
6.75%, 02/15/2056	280,000	282,012
Enterprise Products Operating LLC
4.60%, 01/11/2027	865,000	867,662
4.60%, 01/15/2031	365,000	365,603
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Excelerate Energy LP
8.00%, 05/15/2030*	$375,000	$397,683
MPLX LP
4.80%, 02/15/2031	395,000	395,444
ONEOK, Inc.
4.25%, 09/15/2046	45,000	34,564
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	607,313
4.50%, 05/15/2030	185,000	184,792
South Bow Canadian Infrastructure Holdings, Ltd.
7.50%, 03/01/2055	850,000	898,649
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	120,000	120,767
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	184,340
Targa Resources Corp.
5.50%, 02/15/2035	215,000	217,887
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	339,000	338,475
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036*	85,000	90,358
Williams Cos., Inc.
4.63%, 06/30/2030	315,000	314,656
5.10%, 09/15/2045	405,000	366,832
		8,792,088
Real Estate — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	545,736	545,993
CBRE Services, Inc.
4.90%, 01/15/2033	130,000	128,503
5.50%, 04/01/2029	170,000	174,127
		848,623
REITS — 0.6%
American Tower Corp.
1.45%, 09/15/2026	910,000	900,270
AvalonBay Communities, Inc.
4.35%, 12/01/2030	555,000	550,507
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	400,000	424,296
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	279,173
4.13%, 06/15/2026	115,000	114,943
4.85%, 02/15/2033	80,000	78,735
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	745,000	729,139
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	319,167
3.70%, 06/15/2026	150,000	149,879
4.75%, 05/15/2047	145,000	120,554
Essex Portfolio LP
2.65%, 03/15/2032	220,000	194,456
Extra Space Storage LP
4.95%, 01/15/2033	140,000	138,833
Healthpeak OP LLC
2.13%, 12/01/2028	200,000	188,669
Public Storage Operating Co.
1.95%, 11/09/2028	360,000	340,109

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Realty Income Corp.
3.10%, 12/15/2029	$540,000	$514,313
3.95%, 08/15/2027	345,000	343,564
Regency Centers LP
3.60%, 02/01/2027	140,000	139,383
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	898,824
Ventas Realty LP
3.25%, 10/15/2026	270,000	268,707
VICI Properties LP
5.63%, 05/15/2052	980,000	890,747
		7,584,268
Retail — 0.3%
AutoZone, Inc.
5.05%, 07/15/2026	1,050,000	1,051,682
Carvana Co.
9.00%, 06/01/2030*(4)	129,727	134,949
9.00%, 06/01/2031*(4)	178,532	197,501
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*	403,000	423,749
FirstCash, Inc.
6.13%, 05/01/2034*	213,000	212,494
6.88%, 03/01/2032*	201,000	206,001
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	400,000	419,030
Lowe's Cos., Inc.
4.45%, 04/01/2062	210,000	159,578
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	425,626
5.10%, 03/12/2036	255,000	252,327
5.75%, 11/20/2026	160,000	161,221
Saks Global Enterprises LLC
11.00%, 12/15/2029*(5)	525,000	105
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	219,228
		3,863,491
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	864,940
Semiconductors — 0.2%
Broadcom, Inc.
4.60%, 07/15/2030	420,000	421,864
4.60%, 01/15/2033	680,000	672,093
Foundry JV Holdco LLC
5.90%, 01/25/2033*	210,000	218,491
6.15%, 01/25/2032*	215,000	226,191
Kioxia Holdings Corp.
6.63%, 07/24/2033*	250,000	261,340
Marvell Technology, Inc.
4.75%, 07/15/2030	55,000	55,251
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	113,638
4.30%, 08/19/2028	110,000	109,692
Qorvo, Inc.
4.38%, 10/15/2029	105,000	102,983
		2,181,543
Software — 0.4%
Cadence Design Systems, Inc.
4.30%, 09/10/2029	270,000	269,232
Security Description	Shares or Principal Amount	Value

Software (continued)
CoreWeave, Inc.
9.75%, 10/01/2031*	$421,000	$423,438
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	335,000	333,210
Fiserv, Inc.
5.25%, 08/11/2035	345,000	336,580
5.45%, 03/15/2034	620,000	615,910
Microsoft Corp.
2.92%, 03/17/2052	150,000	95,425
OAK-Eagle Acquireco, Inc.
8.75%, 07/01/2034*	523,000	544,248
Oracle Corp.
5.20%, 09/26/2035	700,000	652,243
5.38%, 07/15/2040	565,000	492,218
Roper Technologies, Inc.
3.80%, 12/15/2026	745,000	743,515
VMware LLC
1.40%, 08/15/2026	920,000	912,930
		5,418,949
Telecommunications — 0.6%
APLD ComputeCo. 2 LLC
6.75%, 03/15/2031*	505,000	499,978
AT&T, Inc.
4.35%, 03/01/2029	345,000	344,678
4.55%, 11/01/2032	365,000	357,923
Digicel International Finance, Ltd. / Difl US LLC
8.63%, 08/01/2032*	485,000	504,546
EchoStar Corp.
10.75%, 11/30/2029	485,000	526,590
Iliad Holding SAS
7.00%, 04/15/2032*	420,000	426,407
Level 3 Financing, Inc.
6.88%, 06/30/2033*	520,000	536,657
7.00%, 03/31/2034*	292,286	303,167
Motorola Solutions, Inc.
5.00%, 04/15/2029	240,000	243,109
NTT Finance Corp.
4.88%, 07/16/2030*	215,000	216,503
Orange SA
4.75%, 01/13/2033*	300,000	296,207
Rogers Communications, Inc.
4.50%, 03/15/2042	895,000	755,743
T-Mobile USA, Inc.
4.95%, 11/15/2035	530,000	517,754
5.00%, 02/15/2036	425,000	415,892
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	728,212
4.75%, 01/15/2033	150,000	148,025
Windstream Services LLC
7.50%, 10/15/2033*	325,000	342,178
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/01/2031*	340,000	359,617
WULF Compute LLC
7.75%, 10/15/2030*	432,000	454,030
		7,977,216
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	293,653
Canadian National Railway Co.
5.85%, 11/01/2033	365,000	388,863

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
Canadian Pacific Railway Co.
1.75%, 12/02/2026	$230,000	$226,889
3.50%, 05/01/2050	365,000	257,540
4.70%, 05/01/2048	255,000	221,078
RXO, Inc.
6.38%, 05/15/2031*	477,000	472,347
		1,860,370
Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/2026	375,000	373,602
Water — 0.1%
Essential Utilities, Inc.
5.13%, 03/15/2036	810,000	797,850
Total Corporate Bonds & Notes (cost $150,795,154)		145,728,108
LOANS(6)(7)(8) — 0.2%
Apparel — 0.1%
Varsity Brands, Inc. FRS
6.45%, (TSFR3M+2.75%), 08/26/2031	770,294	768,850
Healthcare-Services — 0.0%
Heartland Dental, Inc. FRS
7.40%, (TSFR3M+3.75%), 08/25/2032	290,000	289,967
Retail — 0.0%
Victra Holdings LLC FRS
7.45%, (TSFR3M+3.75%), 03/29/2029	729,864	724,390
Software — 0.1%
Bending Spoons US, Inc. FRS
9.53% , (TSFR1M+5.88%), 03/07/2031	554,000	517,990
Sophia, L.P. FRS
8.40% , (TSFR1M+4.75%), 11/22/2032	500,000	483,750
		1,001,740
Total Loans (cost $2,819,739)		2,784,947
ASSET BACKED SECURITIES — 1.6%
Auto Loan Receivables — 0.4%
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2 4.31%, 09/15/2033*	262,645	262,634
Series 2025-A, Class A2 4.45%, 06/15/2033*	240,233	240,564
Series 2024-B, Class B 5.12%, 09/15/2032*	121,430	122,145
ARI Fleet Lease Trust
Series 2026-A, Class A2 3.96%, 11/15/2034*	100,000	99,648
Series 2026-A, Class A3 4.09%, 11/15/2034*	100,000	99,309
Avis Budget Rental Car Funding AESOP LLC
Series 2025-3A, Class A 4.17%, 02/20/2030*	100,000	98,993
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 4.75%, (SOFR30A+1.10%), 12/26/2031*	76,891	76,976
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3 4.04%, 12/17/2029	150,000	149,701
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	$60,000	$60,732
Series 2023-3, Class B 5.47%, 02/15/2029	145,000	147,105
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	518,726
Series 2026-P1, Class A4 4.35%, 07/12/2032	720,000	714,420
Series 2024-P4, Class A3 4.64%, 01/10/2030	145,085	145,589
Series 2024-P4, Class A4 4.74%, 12/10/2030	265,000	266,249
Series 2026-P1, Class B 4.76%, 07/12/2032	160,000	158,196
Series 2024-N1, Class B 5.63%, 05/10/2030*	185,000	186,017
Enterprise Fleet Financing LLC
Series 2025-3, Class A3 4.46%, 09/20/2029*	330,000	330,906
Series 2024-4, Class A2 4.69%, 07/20/2027*	65,701	65,836
Series 2024-4, Class A4 4.70%, 06/20/2031*	190,000	191,293
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3 4.24%, 11/15/2029	35,000	35,001
Series 2025-4A, Class B 4.40%, 05/15/2030	245,000	244,799
Exeter Select Automobile Receivables Trust
Series 2025-2, Class A3 4.43%, 08/15/2030	170,000	170,031
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B 4.96%, 03/21/2033*	190,199	190,764
Hyundai Auto Receivables Trust
Series 2026-A, Class B 4.10%, 12/15/2032	100,000	98,587
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3 3.93%, 07/15/2030	155,000	154,167
Series 2026-1, Class B 4.07%, 04/15/2032	230,000	227,470
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3 5.33%, 11/20/2029*	188,842	190,446
Series 2024-2A, Class B 5.41%, 08/20/2030*	60,000	60,684
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4 4.41%, 04/22/2030*	100,000	100,063
Series 2025-BA, Class B 4.47%, 07/20/2029*	100,000	99,854
Series 2026-AA, Class B 4.61%, 04/22/2030*	55,000	54,938
Wheels Fleet Lease Funding LLC
Series 2026-1A, Class A2A 4.30%, 04/18/2039*	250,000	249,837
		5,811,680

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities — 1.2%
Abry Liquid Credit CLO, Ltd. FRS
Series 2026-3A, Class A1 4.90%, (TSFR3M+1.23%), 04/20/2039*	$365,000	$365,113
Affirm Master Trust
Series 2025-2A, Class A 4.67%, 07/15/2033*	605,000	606,826
Series 2026-2A, Class A 4.67%, 04/16/2035*	270,000	270,094
AGL CLO 10, Ltd. FRS
Series 2021-10A, Class A1R2 4.84%, (TSFR3M+1.17%), 04/15/2039*	620,000	619,983
AGL CLO, Ltd. FRS
Series 2021-13A, Class A1R 4.78%, (TSFR3M+1.10%), 10/20/2034*	850,000	849,488
Barings CLO, Ltd. FRS
Series 2021-3A, Class B1R 5.31%, (TSFR3M+1.63%), 01/18/2035*	425,000	425,171
Battalion CLO XXV, Ltd. FRS
Series 2024-25A, Class BR 5.43%, (TSFR3M+1.75%), 03/13/2037*	560,000	560,824
Bayview Opportunity Master Fund VII LLC FRS
Series 2025-EDU1, Class A 4.95%, (SOFR30A+1.30%), 07/27/2048*	200,893	200,655
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	755,000	733,770
Dell Equipment Finance Trust
Series 2026-1A, Class A3 4.32%, 12/22/2031*	150,000	149,848
Dext ABS LLC
Series 2025-2, Class A3 4.23%, 04/15/2036*	100,000	99,770
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	81,622	83,745
Series 2023-A, Class B 6.53%, 02/25/2038*	63,630	65,361
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR2 4.83%, (TSFR3M+1.20%), 01/20/2039*	375,000	375,225
FIGRE Trust FRS
Series 2026-HF3, Class A1A 5.05%, (SOFR30A+1.40%), 03/25/2056*	146,562	146,338
Fortress Credit BSL XIX, Ltd. FRS
Series 2023-2A, Class A1R 5.02%, (TSFR3M+1.35%), 07/24/2036*	930,000	930,536
Halseypoint CLO 6, Ltd. FRS
Series 2022-6A, Class A1R 5.03%, (TSFR3M+1.35%), 01/20/2038*	250,000	250,283
Hardee's Funding LLC
Series 2024-1A, Class A2 7.25%, 03/20/2054*	269,915	274,920
Jamestown CLO XV, Ltd. FRS
Series 2020-15A, Class A1R2 4.72%, (TSFR3M+1.05%), 07/15/2035*	330,000	329,910
MVW LLC
Series 2023-2A, Class A 6.18%, 11/20/2040*	56,655	58,123
Series 2023-2A, Class B 6.33%, 11/20/2040*	45,160	46,004
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Navient Education Loan Trust 2026-A
Series 2026-A, Class A 4.86%, 09/15/2056*	$150,000	$149,424
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2 3.13%, 02/15/2068*	74,102	73,540
Navient Refinance Loan Trust
Series 2026-A, Class A 4.50%, 01/18/2056*	188,251	185,531
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	299,757	282,527
Neuberger Berman Loan Advisers CLO 48, Ltd. FRS
Series 2022-48A, Class A1R 4.76%, (TSFR3M+1.09%), 04/25/2036*	865,000	865,038
NMEF Funding LLC
Series 2026-A, Class A3 4.20%, 02/15/2034*	100,000	99,247
Series 2026-A, Class B 4.48%, 02/15/2034*	100,000	98,811
Series 2025-A, Class A2 4.72%, 07/15/2032*	65,798	65,973
OCP CLO, Ltd. FRS
Series 2017-13A, Class AR2 5.01%, (TSFR3M+1.34%), 11/26/2037*	335,000	335,801
Octane Receivables Trust
Series 2024-RVM1, Class A 5.01%, 01/22/2046*	131,507	132,781
Series 2024-1A, Class A2 5.68%, 05/20/2030*	50,501	50,756
Palmer Square, Ltd. FRS
Series 2021-2A, Class AR1 4.92%, (TSFR3M+1.25%), 02/15/2038*	490,000	490,743
PEAC Solutions Receivables LLC
Series 2026-1A, Class A3 4.39%, 07/20/2033*	195,000	194,412
Series 2025-1A, Class A2 4.94%, 10/20/2028*	409,488	411,313
Post Road Equipment Finance LLC
Series 2026-1A, Class A2 4.47%, 01/18/2033*	115,000	114,981
Series 2024-1A, Class A2 5.59%, 11/15/2029*	12,066	12,089
Progress Residential Trust
Series 2025-SFR5, Class A 3.85%, 10/17/2042*	119,813	114,739
Rockford Tower CLO, Ltd. FRS
Series 2022-1A, Class A1R 4.88%, (TSFR3M+1.20%), 07/20/2035*	865,000	865,259
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	235,000	239,066
SCF Equipment Trust LLC
Series 2025-1A, Class A2 4.82%, 07/22/2030*	118,451	118,700
Series 2025-1A, Class A3 5.11%, 11/21/2033*	280,000	283,555
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	424,935	431,265
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	459,048	429,372

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Sierra Timeshare Receivables Funding LLC
Series 2025-2A, Class A 4.72%, 04/20/2044*	$120,818	$120,763
Signal Peak CLO 3, Ltd. FRS
Series 2016-3A, Class A1R4 4.96%, (TSFR3M+1.30%), 04/23/2039*	325,000	325,751
Signal Peak CLO 5, Ltd. FRS
Series 2018-5A, Class A1R 5.22%, (TSFR3M+1.55%), 04/25/2037*	680,000	680,987
Signal Peak CLO, Ltd. FRS
Series 2021-10A, Class A1R 4.86%, (TSFR3M+1.19%), 01/24/2038*	350,000	350,033
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	315,771	288,786
Symphony CLO 37, Ltd. FRS
Series 2022-37A, Class AR2 4.81%, (TSFR3M+1.13%), 01/20/2037*	315,000	314,293
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	58,869	59,717
Series 2023-1A, Class A2 6.24%, 01/13/2031*	39,033	39,519
Verizon Master Trust
Series 2026-1, Class A1A 3.94%, 02/20/2031	355,000	353,298
Wingspire Equipment Finance 2025-1 LLC
Series 2025-1A, Class A2 4.33%, 09/20/2033*	100,000	99,987
		16,120,044
Total Asset Backed Securities (cost $21,936,345)		21,931,724
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
Commercial and Residential — 1.3%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(9)	179,479	159,811
Series 2020-6, Class A2 1.52%, 05/25/2065*(9)	57,954	54,116
BANK
Series 2025-BNK51, Class A5 5.29%, 12/25/2067	155,000	157,599
Series 2024-BNK47, Class A5 5.72%, 06/15/2057	275,000	287,862
BANK5
Series 2026-5YR20, Class A3 5.10%, 02/15/2059	10,000	10,154
Series 2026-5YR21, Class A3 5.53%, 04/15/2059	57,000	58,814
Series 2025-5YR14, Class A3 5.65%, 04/15/2058	425,000	438,726
BANK5 VRS
Series 2024-5YR12, Class A3 5.90%, 12/15/2057(9)	355,000	368,694
Series 2024-5YR8, Class AS 6.38%, 08/15/2057(9)	195,000	202,289
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(9)	184,808	170,595
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	$40,000	$41,420
Benchmark Mtg. Trust
Series 2026-B42, Class A5 5.10%, 03/15/2059	410,000	411,135
Series 2025-V19, Class A3 5.25%, 01/15/2058	370,000	377,511
Series 2025-B41, Class A5 5.41%, 07/15/2068	130,000	133,145
Series 2023-B39, Class A5 5.75%, 07/15/2056	325,000	339,749
Benchmark Mtg. Trust VRS
Series 2025-V16, Class A3 5.44%, 08/15/2058(9)	880,000	903,024
BX Commercial Mtg. Trust FRS
Series 2026-CSMO, Class A 5.05%, (TSFR1M+1.40%), 02/15/2043*	700,000	700,437
BX Trust
Series 2023-LIFE, Class B 5.39%, 02/15/2028*	595,000	581,765
BX Trust FRS
Series 2025-ROIC, Class A 4.80%, (TSFR1M+1.14%), 03/15/2030*	868,654	867,567
CENT VRS
Series 2025-CITY, Class A 5.09%, 07/10/2040*(9)	665,000	668,090
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	64,621	64,014
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(9)	206,971	182,231
COLT Mtg. Loan Trust
Series 2025-8, Class A1 5.48%, 08/25/2070*(10)	199,447	200,407
COLT Mtg. Loan Trust VRS
Series 2022-3, Class A1 4.22%, 02/25/2067*(9)	395,308	387,756
DBC Mtg. Trust FRS
Series 2025-DBC, Class A 5.01%, (TSFR1M+1.35%), 11/15/2042*	110,000	110,069
Deephaven Residential Mtg. Trust VRS
Series 2026-INV1, Class A1 4.80%, 12/25/2070*(9)	97,555	96,965
EFMT FRS
Series 2026-NQM1, Class A1F 4.85%, (SOFR30A+1.20%), 02/25/2071*	176,429	176,607
EFMT VRS
Series 2025-NQM6, Class A1 5.00%, 12/25/2070*(9)	96,097	95,792
Series 2025-INV5, Class A1 5.08%, 12/25/2070*(9)	96,375	96,172
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(9)	118,064	99,914
Series 2020-2, Class A1 1.18%, 10/25/2065*(9)	104,503	99,526
Series 2019-2, Class A3 3.05%, 11/25/2059*(9)	20,737	20,233
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(9)	14,779	13,515

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
GCAT Trust
Series 2025-NQM4, Class A1 5.53%, 06/25/2070*(10)	$424,491	$426,529
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1 5.14%, 11/25/2065*(10)	80,226	80,254
GS Mortgage-Backed Securities Trust VRS
Series 2020-INV1, Class A14 2.91%, 10/25/2050*(9)	155,675	134,143
HOMES Trust VRS
Series 2025-NQM4, Class A1 5.22%, 08/25/2070*(9)	453,829	453,955
Hudson Yards Mtg. Trust VRS
Series 2025-SPRL, Class A 5.65%, 01/13/2040*(9)	310,000	317,333
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(9)	195,551	170,679
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(9)	58,452	52,944
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(9)	52,175	47,080
Series 2019-HYB1, Class B4 5.09%, 10/25/2049*(9)	212,522	211,810
Series 2025-DSC2, Class A1 5.20%, 10/25/2065*(9)	207,844	207,758
Series 2025-NQM3, Class A1 5.50%, 11/25/2065*(9)	693,449	696,225
MAD Commercial Mtg. Trust VRS
Series 2025-11MD, Class A 4.91%, 10/15/2042*(9)	215,000	214,011
MARQ Trust FRS
Series 2024-HOU, Class A 5.25%, (TSFR1M+1.59%), 06/15/2039*	100,000	100,004
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A5 5.63%, 08/15/2058	295,000	307,661
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2025-DSC2, Class A1 5.44%, 07/25/2070*(9)	93,527	93,841
Series 2025-NQM5, Class A1 5.44%, 07/25/2070*(9)	83,020	83,311
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(9)	440,544	376,803
Series 2025-NQM4, Class A1 5.35%, 07/25/2065*(9)	530,677	532,247
NYC Commercial Mtg. Trust VRS
Series 2025-28L, Class A 4.82%, 11/05/2038*(9)	100,000	99,726
NYMT Loan Trust
Series 2025-INV1, Class A1 5.40%, 04/25/2060*(10)	94,018	94,218
OBX Trust
Series 2025-NQM15, Class A1 5.14%, 07/27/2065*(10)	117,681	117,739
OBX Trust FRS
Series 2020-EXP1, Class 2A2 4.72%, (TSFR1M+1.06%), 02/25/2060*	15,182	15,080
Series 2025-NQM15, Class A1F 4.80%, (SOFR30A+1.15%), 07/27/2065*	121,604	121,824
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2019-EXP3, Class 2A2 4.87%, (TSFR1M+1.21%), 10/25/2059*	$3,313	$3,315
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(9)	112,267	98,902
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(9)	31,001	29,178
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(9)	92,884	83,036
Series 2026-R1, Class A1 4.88%, 01/25/2063*(9)	351,325	348,429
PENN Commercial Mtg. Trust VRS
Series 2025-P11, Class A 5.52%, 08/10/2042*(9)	210,000	213,291
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(9)	422,565	383,272
RCKT Mtg. Trust
Series 2024-CES9, Class A1A 5.58%, 12/25/2044*(10)	68,953	69,284
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(9)	31,020	28,348
Series 2024-HYB1, Class A1A 4.43%, 11/25/2063*(9)	206,080	205,737
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(9)	31,257	30,285
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(9)	14,496	14,431
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(9)	101,734	100,154
Series 2018-1, Class A1 3.00%, 01/25/2058*(9)	2,371	2,362
Series 2026-1, Class A1A 4.10%, 01/25/2066*(9)	130,234	129,015
Series 2024-2, Class A1B 4.87%, 12/25/2064*(9)	822,026	829,067
Verus Securitization Trust
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(10)	296,927	298,567
Verus Securitization Trust FRS
Series 2025-7, Class A1F 4.85%, (SOFR30A+1.20%), 08/25/2070*	353,419	354,063
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(9)	82,551	75,256
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 6.13%, 03/15/2040*(9)	255,000	255,312
Wells Fargo Commercial Mtg. Trust
Series 2025-5C6, Class A3 5.19%, 10/15/2058	425,000	432,348
Wells Fargo Commercial Mtg. Trust 2019-C54
Series 2019-C54, Class A4 3.15%, 12/15/2052	200,000	189,441
		17,703,972

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K068, Class A1 2.95%, 02/25/2027	$38,235	$38,034
Series K-753, Class A2 4.40%, 10/25/2030	1,890,000	1,895,673
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(9)	3,380,000	3,045,014
Series K-150, Class A2 3.71%, 09/25/2032(9)	1,460,000	1,399,730
Series K-558, Class A2 4.13%, 03/25/2031(9)	105,000	104,283
Series K-179, Class A2 4.32%, 03/25/2036(9)	205,000	199,030
Series K-156, Class A2 4.43%, 02/25/2033(9)	1,155,000	1,151,202
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 4.25%, (SOFR30A+0.61%), 10/15/2046	18,139	17,874
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 4.50%, (SOFR30A+0.85%), 11/25/2041*	31,458	31,439
Series 2025-HQA1, Class A1 4.60%, (SOFR30A+0.95%), 02/25/2045*	69,963	70,043
Series 2025-DNA3, Class M1 4.75%, (SOFR30A+1.10%), 09/25/2045*	252,708	252,714
Government National Mtg. Assoc.
Series 2018-8, Class DA 3.00%, 11/20/2047	11,922	11,178
		8,216,214
Total Collateralized Mortgage Obligations (cost $26,075,679)		25,920,186
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.9%
U.S. Government — 8.6%
United States Treasury Bonds
1.13%, 05/15/2040	1,000,000	626,016
1.38%, 08/15/2050	1,280,000	618,350
1.88%, 02/15/2051	2,575,000	1,412,227
2.00%, 02/15/2050 to 08/15/2051(11)	8,085,000	4,609,717
2.25%, 02/15/2052	1,580,000	939,853
2.38%, 05/15/2051	350,000	216,371
2.50%, 02/15/2046	1,195,000	816,101
2.88%, 11/15/2046	1,875,000	1,357,251
3.00%, 05/15/2047 to 08/15/2048	4,390,000	3,221,334
3.00%, 02/15/2048(11)	3,400,000	2,480,141
3.13%, 11/15/2041 to 02/15/2043	3,560,000	2,869,840
3.63%, 02/15/2053 to 05/15/2053	4,525,000	3,582,198
3.88%, 02/15/2043	550,000	484,773
4.00%, 11/15/2052	1,445,000	1,226,331
4.25%, 08/15/2054	635,000	561,677
4.50%, 05/15/2038	4,210,000	4,213,618
4.63%, 02/15/2055 to 11/15/2055	3,090,000	2,911,536
4.75%, 02/15/2037 to 08/15/2055	1,395,000	1,343,457
4.75%, 05/15/2055(11)	2,760,000	2,653,589
United States Treasury Bonds TIPS
0.63%, 02/15/2043(12)	28,423	21,015
0.75%, 02/15/2042 to 02/15/2045(12)	642,084	487,816
0.88%, 02/15/2047(12)	331,617	235,698
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.00%, 02/15/2046(12)	$27,581	$20,499
1.38%, 02/15/2044(12)	238,330	197,793
1.75%, 01/15/2028(12)	163,760	166,383
2.13%, 02/15/2054(12)	367,184	323,294
2.38%, 01/15/2027 to 02/15/2056(12)	337,528	323,427
2.50%, 01/15/2029(12)	152,182	158,362
3.88%, 04/15/2029(12)	775,129	838,254
United States Treasury Notes
0.63%, 08/15/2030	1,230,000	1,067,890
1.25%, 08/15/2031	1,535,000	1,330,593
1.88%, 02/15/2032	515,000	455,815
2.88%, 05/15/2032	1,920,000	1,790,700
3.50%, 12/15/2028 to 11/30/2030	1,450,000	1,426,625
3.63%, 05/31/2028(11)	6,635,000	6,599,492
3.63%, 08/31/2029 to 12/31/2030	8,135,000	8,008,525
3.75%, 01/31/2031	800,000	790,875
3.88%, 04/30/2030 to 08/15/2034	8,780,000	8,666,594
4.00%, 06/30/2028 to 11/15/2035	17,455,000	17,377,504
4.13%, 11/30/2029	3,210,000	3,228,056
4.25%, 02/28/2029 to 05/15/2035	7,580,000	7,616,111
4.50%, 05/31/2029 to 11/15/2033	6,970,000	7,084,829
4.63%, 02/15/2035	1,425,000	1,454,947
United States Treasury Notes TIPS
0.13%, 07/15/2026 to 01/15/2032(12)	1,998,056	1,906,618
0.25%, 07/15/2029(12)	6,387	6,247
0.38%, 07/15/2027(12)	601,061	601,816
0.63%, 07/15/2032(12)	675,736	643,097
0.75%, 07/15/2028(12)	169,213	169,287
0.88%, 01/15/2029(12)	899,834	897,411
1.13%, 10/15/2030 to 01/15/2033(12)	633,048	631,029
1.25%, 04/15/2028 to 04/15/2031(12)	1,536,045	1,541,887
1.38%, 07/15/2033(12)	145,236	143,130
1.63%, 10/15/2027 to 04/15/2030(12)	2,827,526	2,877,952
1.75%, 01/15/2034(12)	892,011	895,127
1.88%, 07/15/2034 to 01/15/2036(12)	1,064,577	1,071,923
2.13%, 04/15/2029 to 01/15/2035(12)	844,824	869,891
2.38%, 10/15/2028(12)	141,342	146,670
		118,217,562
U.S. Government Agency — 6.3%
Federal Home Loan Mtg. Corp.
2.00%, 08/01/2036 to 05/01/2052	5,619,172	4,606,987
2.50%, 03/01/2042 to 05/01/2052	4,107,781	3,509,840
3.00%, 11/01/2034 to 09/01/2052	1,619,964	1,444,554
3.50%, 06/01/2033 to 03/01/2046	88,030	83,325
4.00%, 09/01/2045 to 01/01/2056	1,405,131	1,328,379
5.00%, 12/01/2041 to 10/01/2055	1,425,247	1,411,130
5.50%, 08/01/2053 to 10/01/2055	3,292,765	3,333,197
6.00%, 12/01/2053 to 12/01/2054	266,513	272,787
6.50%, 08/01/2054 to 09/01/2054	264,001	274,809
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	1,482,714	1,297,136
2.00%, 09/01/2036 to 03/01/2052	14,446,337	11,975,142
2.50%, 11/01/2031 to 04/01/2052	9,352,319	8,057,080
3.00%, 01/01/2031 to 07/01/2050	4,805,883	4,400,173
3.50%, 11/01/2032 to 05/01/2052	5,408,345	5,040,462
4.00%, 12/01/2040 to 08/01/2052	2,421,237	2,310,884
4.50%, 07/01/2040 to 07/01/2053	2,788,365	2,718,324
5.00%, 10/01/2033 to 03/01/2056	3,815,441	3,788,223
5.50%, 10/01/2035 to 11/01/2055	3,622,528	3,674,809
6.00%, 09/01/2037 to 11/01/2055	3,934,944	4,060,718
6.50%, 05/01/2054 to 06/01/2055	1,202,421	1,251,368

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
1.50%, 12/20/2036 to 05/20/2037	$186,029	$168,302
2.00%, 07/20/2051 to 01/20/2052	2,114,550	1,740,508
2.50%, 08/20/2050 to 12/20/2051	3,668,178	3,145,302
3.00%, 11/15/2042 to 06/20/2052	1,932,396	1,725,833
3.50%, 08/20/2042 to 01/20/2049	1,637,869	1,520,962
4.00%, 09/20/2045 to 10/20/2052	1,249,335	1,185,001
4.50%, 04/20/2041 to 06/20/2053	2,203,341	2,144,724
5.00%, 08/20/2042 to 08/20/2052	1,206,199	1,215,189
5.00%, May 30 TBA	975,000	966,460
5.50%, 03/20/2048 to 03/20/2049	207,572	213,255
5.50%, May 30 TBA	2,330,000	2,346,373
6.00%, 09/20/2052 to 11/20/2052	312,817	321,602
6.00%, May 30 TBA	280,000	285,448
Uniform Mtg. Backed Securities
2.00%, May 30 TBA	1,205,000	963,872
3.00%, May 30 TBA	900,000	787,763
3.50%, May 30 TBA	705,000	641,646
4.50%, May 30 TBA	150,000	144,271
5.00%, May 30 TBA	1,125,000	1,108,227
6.50%, May 30 TBA	415,000	430,550
		85,894,615
Total U.S. Government & Agency Obligations (cost $222,111,452)		204,112,177
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional(State/Province) — 0.2%
Province of Alberta Canada
3.30%, 03/15/2028	555,000	548,292
4.50%, 01/24/2034	420,000	420,146
Province of British Columbia Canada
4.20%, 07/06/2033	819,000	805,126
Province of Manitoba Canada
4.30%, 07/27/2033	830,000	818,424
		2,591,988
Sovereign — 0.2%
Mexico Government International Bond
2.66%, 05/24/2031	639,000	567,208
3.50%, 02/12/2034	775,000	662,625
Peruvian Government International Bond
5.38%, 02/08/2035	190,000	191,520
Qatar Government International Bond
3.75%, 04/16/2030*	200,000	195,719
Republic of Poland Government International Bond
5.50%, 03/18/2054	400,000	371,891
Romanian Government International Bond
6.63%, 05/16/2036*	500,000	504,638
		2,493,601
Total Foreign Government Obligations (cost $5,286,964)		5,085,589
MUNICIPAL SECURITIES — 0.5%
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	290,000	320,900
County of Fulton GA General Obligation Bonds
5.15%, 07/01/2039	805,000	805,140
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	295,000	311,396
Security Description		Shares or Principal Amount	Value

Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050		$810,000	$639,010
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052		390,000	268,905
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038		375,000	383,122
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057		1,002,000	1,066,560
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046		200,000	157,332
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040		300,000	331,390
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051		930,000	639,179
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034		285,000	265,810
State of California General Obligation Bonds
7.50%, 04/01/2034		300,000	343,854
Texas A&M University Revenue Bonds
3.33%, 05/15/2039		1,100,000	948,130
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039		770,000	648,874
Total Municipal Securities (cost $8,333,064)			7,129,602
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
T. Rowe Price Natural Resources ETF (cost $357,859)		10,226	358,578
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/18/2026; Strike Price: $5,600.00; Counterparty: Goldman Sachs International) (cost $5,413,480)		838	592,737
WARRANTS — 0.0%
Mining — 0.0%
Dundee Corp. Expires 12/16/2026† † (cost $0)	CAD	4,722	0
Total Long-Term Investment Securities (cost $1,035,278,365)			1,237,570,812

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 9.2%
Unaffiliated Investment Companies — 9.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(13) (cost $125,792,869)	125,792,869	$125,792,869
TOTAL INVESTMENTS (cost $1,161,071,234)	99.4%	1,363,363,681
Other assets less liabilities	0.6	8,688,893
NET ASSETS	100.0%	$1,372,052,574

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At April 30, 2026, the aggregate value of these securities was $93,553,764 representing 6.8% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC	03/13/20, 03/18/20 06/09/21, 06/10/21 06/22/21	121,860	$184,374	$0	$0.00	0.0%
Canva, Inc., Class B	08/16/21, 11/04/21 12/17/21	120	204,536	188,545	1,571.21	0.0
Farmer's Business Network, Inc.	11/03/17	413	7,626	0	0.00	0.0
Gusto, Inc.	10/04/21	2,300	66,213	49,220	21.40	0.0
Polyus PJSC	03/27/20, 04/03/20 06/09/21, 06/10/21 06/11/21, 06/22/21	4,280	77,570	0	0.00	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/21, 12/17/21	8	13,637	12,570	1,571.21	0.0
Databricks, Inc. Series G	02/01/21	1,206	71,302	229,140	190.00	0.0
Databricks, Inc. Series H	08/31/21	2,613	192,014	496,470	190.00	0.1
Farmer's Business Network, Inc. Series D	11/03/17	150	2,769	0	0.00	0.0
Gusto, Inc. Series E	07/13/21	3,216	97,751	68,822	21.40	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
KoBold Metals Co. Series B-1	01/10/22	3,900	$106,903	$439,185	$112.61	0.0%
Lilac Solutions, Inc. Series B	09/08/21	4,155	54,547	41,218	9.92	0.0
				$1,525,170		0.1%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(5)	Security in default of interest.
(6)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(7)
The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)
Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated
maturities shown.

(9)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(10)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of April 30, 2026.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Principal amount of security is adjusted for inflation.
(13)	The rate shown is the 7-day yield as of April 30, 2026.

ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CDI—CHESS Depositary Interest
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
FRS—Floating Rate Security
GDR—Global Depositary Receipt
JSE—Johannesburg Stock Exchange
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange

CAD—Canadian Dollar
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 45	0.4906	18,400,000	USD	18,400,000	1.000%	Quarterly	Dec 2030	$362,069	$24,568	$386,637

USD—United States Dollar

(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
361	Long	MSCI EAFE Index	June 2026	$53,058,380	$54,982,105	$1,923,725
520	Long	S&P 500 E-Mini Index	June 2026	174,750,264	188,337,500	13,587,236
84	Short	U.S. Treasury 10 Year Notes	June 2026	9,518,131	9,289,875	228,256
44	Short	U.S. Treasury Long Bonds	June 2026	5,164,325	4,965,125	199,200
4	Short	U.S. Treasury Ultra Bonds	June 2026	481,713	460,125	21,588
						$15,960,005

						Unrealized (Depreciation)
18	Long	U.S. Treasury 2 Year Notes	June 2026	$3,734,979	$3,728,250	$(6,729)
29	Long	U.S. Treasury 5 Year Notes	June 2026	3,181,893	3,127,243	(54,650)
						$(61,379)
		Net Unrealized Appreciation (Depreciation)				$15,898,626

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$7,246,978	$8,990,819	$—	$16,237,797
Agriculture	4,500,644	1,884,022	0	6,384,666
Apparel	—	2,818,768	—	2,818,768
Auto Manufacturers	7,777,852	3,583,201	—	11,361,053
Auto Parts & Equipment	—	946,674	—	946,674
Banks	25,805,515	36,321,206	—	62,126,721
Beverages	1,505,236	1,181,133	—	2,686,369
Building Materials	2,490,213	6,198,562	—	8,688,775
Chemicals	6,627,216	5,542,933	—	12,170,149
Coal	110,875	34,648	—	145,523
Commercial Services	5,203,786	2,178,610	49,220	7,431,616
Computer Graphics	—	—	188,545	188,545

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Computers	$31,075,974	$1,077,211	$—	$32,153,185
Cosmetics/Personal Care	7,300,350	6,411,262	—	13,711,612
Distribution/Wholesale	984,145	3,690,246	—	4,674,391
Diversified Financial Services	24,185,774	1,082,374	—	25,268,148
Electric	11,194,092	8,682,126	—	19,876,218
Electrical Components & Equipment	3,846,750	6,537,043	—	10,383,793
Electronics	9,846,588	1,330,508	—	11,177,096
Engineering & Construction	145,380	2,477,065	—	2,622,445
Food	4,073,732	5,779,591	—	9,853,323
Food Service	—	2,124,660	—	2,124,660
Forest Products & Paper	1,326,829	77,993	—	1,404,822
Hand/Machine Tools	65,889	1,135,940	—	1,201,829
Healthcare-Products	12,816,161	3,561,469	—	16,377,630
Home Builders	134,038	523,241	—	657,279
Home Furnishings	—	4,209,098	—	4,209,098
Insurance	19,081,252	11,962,802	—	31,044,054
Internet	87,517,286	1,129,294	—	88,646,580
Investment Companies	—	76,921	—	76,921
Iron/Steel	1,500,065	751,632	—	2,251,697
Lodging	660,348	75,840	—	736,188
Machinery-Construction & Mining	7,449,539	8,372,658	—	15,822,197
Machinery-Diversified	11,437,623	824,025	—	12,261,648
Mining	10,327,699	11,491,924	0	21,819,623
Miscellaneous Manufacturing	2,671,458	6,243,836	—	8,915,294
Oil & Gas	29,149,690	8,168,657	—	37,318,347
Packaging & Containers	2,513,572	1,076,637	—	3,590,209
Pharmaceuticals	26,606,091	15,488,414	—	42,094,505
Private Equity	1,704,888	2,434,508	—	4,139,396
Real Estate	250,348	2,887,862	—	3,138,210
REITS	25,845,999	3,918,198	—	29,764,197
Retail	26,184,204	4,613,186	—	30,797,390
Semiconductors	87,991,149	17,412,103	—	105,403,252
Software	33,732,602	1,537,171	—	35,269,773
Telecommunications	12,691,957	8,416,081	—	21,108,038
Toys/Games/Hobbies	—	1,182,112	—	1,182,112
Other Industries	40,377,943	—	—	40,377,943
Convertible Preferred Stocks	—	—	1,287,405	1,287,405
Corporate Bonds & Notes	—	145,728,108	—	145,728,108
Loans	—	2,784,947	—	2,784,947
Asset Backed Securities	—	21,931,724	—	21,931,724
Collateralized Mortgage Obligations	—	25,920,186	—	25,920,186
U.S. Government & Agency Obligations	—	204,112,177	—	204,112,177
Foreign Government Obligations	—	5,085,589	—	5,085,589
Municipal Securities	—	7,129,602	—	7,129,602
Unaffiliated Investment Companies	358,578	—	—	358,578
Purchased Options	—	592,737	—	592,737
Warrants	—	0	—	0
Short-Term Investments	125,792,869	—	—	125,792,869
Total Investments at Value	$722,109,177	$639,729,334	$1,525,170	$1,363,363,681
Other Financial Instruments:†
Swaps	$—	$24,568	$—	$24,568
Futures Contracts	15,960,005	—	—	15,960,005
Total Other Financial Instruments	$15,960,005	$24,568	$—	$15,984,573

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$61,379	$—	$—	$61,379

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 83.3%
Domestic Equity Investment Companies — 51.0%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	7,254,799	$158,154,617
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	10,205,069	123,073,126
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	12,158,339	143,711,566
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,337,414	64,106,975
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,685,917	112,590,843
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,227,941	51,538,598
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,567,529	279,715,451
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	910,663	12,038,961
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	3,600,336	48,280,507
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	9,912,582	215,896,029
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	3,851,062	72,130,397
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	6,399,058	165,031,701
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	9,574,422	152,424,804
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	11,597,681	102,987,409
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	7,789,502	155,400,569
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	4,547,211	150,467,227
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	6,699,669	162,868,955
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,511,408	89,235,644
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	12,118,124	387,416,429
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	19,599,095	840,017,215
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	15,307,988	309,527,523
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	15,051,191	247,893,110
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	6,995,162	116,749,261
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,419,117	57,509,543
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,079,920	48,293,143
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	2,983,523	158,723,447
Total Domestic Equity Investment Companies (cost $3,791,891,352)		4,425,783,050
Domestic Fixed Income Investment Companies — 22.9%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	14,085,298	124,373,179
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	42,174,546	429,758,623
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	18,476,898	218,766,473
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	8,202,971	$78,830,552
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	9,955,941	102,147,956
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	29,735,103	390,421,899
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	66,536,338	550,920,883
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	4,375,622	47,344,235
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	8,083,426	42,922,990
Total Domestic Fixed Income Investment Companies (cost $2,092,248,621)		1,985,486,790
International Equity Investment Companies — 9.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	12,170,037	130,341,094
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,359,256	29,427,890
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	6,437,731	143,947,673
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	5,989,635	117,995,820
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,804,896	119,493,973
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	2,595,835	32,084,521
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	10,003,981	111,344,305
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	2,429,017	46,297,058
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	4,687,315	69,091,030
Total International Equity Investment Companies (cost $636,532,131)		800,023,364
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $18,681,244)	1,880,737	17,547,273
Total Affiliated Investment Companies (cost $6,539,353,348)		7,228,840,477
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.9%
U.S. Government — 12.9%
United States Treasury Notes
3.88%, 08/15/2033 to 08/15/2034	$150,135,000	146,133,921
4.00%, 02/15/2034 to 11/15/2035	407,326,600	397,991,137
4.13%, 02/15/2036	21,642,000	21,185,489
4.25%, 11/15/2034 to 05/15/2035	108,550,000	107,790,868
4.25%, 08/15/2035(2)	124,999,200	123,905,457
4.38%, 05/15/2034	212,358,300	213,677,245
4.50%, 11/15/2033	49,739,600	50,542,039
4.63%, 02/15/2035	64,088,700	65,435,564
Total U.S. Government & Agency Obligations (cost $1,139,488,481)		1,126,661,720
PURCHASED OPTIONS† — 0.7%
Purchased Options - Puts — 0.7%
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/18/2026; Strike Price: $5,600.00; Counterparty: UBS AG)	160,000	6,363,596

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/16/2026; Strike Price: $5,800.00; Counterparty: Goldman Sachs International)	320,000	$19,698,429
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/16/2026; Strike Price: $5,800.00; Counterparty: UBS AG)	20,000	1,231,152
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/20/2026; Strike Price: $6,300.00; Counterparty: Citibank, N.A.)	230,000	29,531,948
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/20/2026; Strike Price: $6,300.00; Counterparty: Goldman Sachs International)	30,000	3,851,993
Total Purchased Options (cost $81,173,738)		60,677,118
Total Long-Term Investment Securities (cost $7,760,015,567)		8,416,179,315
SHORT-TERM INVESTMENTS — 3.6%
Unaffiliated Investment Companies — 3.6%
AllianceBernstein Government STIF Portfolio, Class AB 3.70%(3) (cost $310,492,921)	310,492,921	310,492,921
TOTAL INVESTMENTS (cost $8,070,508,488)	100.5%	8,726,672,236
Other assets less liabilities	(0.5)	(46,486,822)
NET ASSETS	100.0%	$8,680,185,414

#
The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and
Seasons Series Trust, some of which are not presented in this report.  Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, https://venerable.onlineprospectus.net/
funds/sast_sst

†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of April 30, 2026.

STIF—Short Term Investment Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2,200	Long	S&P 500 E-Mini Index	June 2026	$744,511,052	$796,812,500	$52,301,448

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$7,228,840,477	$—	$—	$7,228,840,477
U.S. Government & Agency Obligations	—	1,126,661,720	—	1,126,661,720
Purchased Options	—	60,677,118	—	60,677,118
Short-Term Investments	310,492,921	—	—	310,492,921
Total Investments at Value	$7,539,333,398	$1,187,338,838	$—	$8,726,672,236
Other Financial Instruments:†
Futures Contracts	$52,301,448	$—	$—	$52,301,448

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 83.7%
Domestic Equity Investment Companies — 58.4%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,138,812	$112,026,101
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	5,203,344	62,752,332
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	8,683,222	102,635,688
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,211,451	47,465,253
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,271,037	38,244,259
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,524,211	55,150,130
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	2,212,948	135,520,950
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	5,192,014	68,638,423
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	1,866,155	25,025,143
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	6,847,906	149,147,396
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,457,149	27,292,397
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	4,344,257	112,038,383
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	7,527,011	119,830,008
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,565,292	22,779,796
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	4,036,599	80,530,143
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	2,872,608	95,054,597
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	6,602,615	160,509,583
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	2,034,512	40,242,653
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	5,933,844	189,704,983
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	11,653,577	499,472,307
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	11,625,437	235,066,341
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	6,268,647	103,244,611
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	5,916,003	98,738,083
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,227,678	37,469,538
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,402,486	21,990,975
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	979,589	52,114,156
Total Domestic Equity Investment Companies (cost $2,383,678,883)		2,692,684,229
Domestic Fixed Income Investment Companies — 14.7%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	4,898,358	43,252,501
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	12,540,177	127,784,406
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	7,108,009	84,158,825
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,141,038	$30,185,376
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,645,753	37,405,429
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	9,862,102	129,489,397
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	23,016,191	190,574,063
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	1,356,744	14,679,970
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,998,082	21,229,813
Total Domestic Fixed Income Investment Companies (cost $707,674,040)		678,759,780
International Equity Investment Companies — 10.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	5,559,038	59,537,298
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	907,049	19,637,603
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	3,370,880	75,372,875
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	2,922,583	57,574,898
SunAmerica Series Trust SA International Index Portfolio, Class 1	4,763,974	83,655,379
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	996,943	12,322,214
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,713,276	41,328,759
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	2,628,481	50,098,844
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	5,340,182	78,714,289
Total International Equity Investment Companies (cost $389,190,724)		478,242,159
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $11,535,705)	1,162,133	10,842,702
Total Affiliated Investment Companies (cost $3,492,079,352)		3,860,528,870
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.4%
U.S. Government — 14.4%
United States Treasury Notes
3.88%, 08/15/2033 to 08/15/2034	$125,923,200	122,749,141
4.00%, 02/15/2034 to 11/15/2035	167,441,500	163,309,722
4.13%, 02/15/2036	16,387,000	16,041,337
4.25%, 11/15/2034 to 05/15/2035	139,252,900	138,303,603
4.25%, 08/15/2035(2)	47,664,200	47,247,138
4.38%, 05/15/2034	87,513,900	88,057,444
4.50%, 11/15/2033	45,665,800	46,402,518
4.63%, 02/15/2035	41,658,500	42,533,979
Total U.S. Government & Agency Obligations (cost $672,058,829)		664,644,882
PURCHASED OPTIONS† — 0.7%
Purchased Options - Puts — 0.7%
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/18/2026; Strike Price: $5,600.00; Counterparty: UBS AG)	100,000	3,977,247

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/16/2026; Strike Price: $5,800.00; Counterparty: Goldman Sachs International)	160,000	$9,849,214
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/16/2026; Strike Price: $5,800.00; Counterparty: UBS AG)	20,000	1,231,152
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/20/2026; Strike Price: $6,300.00; Counterparty: Citibank, N.A.)	110,000	14,123,975
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/20/2026; Strike Price: $6,300.00; Counterparty: Goldman Sachs International)	10,000	1,283,998
Total Purchased Options (cost $41,968,206)		30,465,586
Total Long-Term Investment Securities (cost $4,206,106,387)		4,555,639,338
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.8%
AllianceBernstein Government STIF Portfolio, Class AB 3.70%(3) (cost $83,203,112)	83,203,112	83,203,112
TOTAL INVESTMENTS (cost $4,289,309,499)	100.6%	4,638,842,450
Other assets less liabilities	(0.6)	(25,673,530)
NET ASSETS	100.0%	$4,613,168,920

#
The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and
Seasons Series Trust, some of which are not presented in this report.  Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, https://venerable.onlineprospectus.net/
funds/sast_sst

†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of April 30, 2026.

STIF—Short Term Investment Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
100	Long	S&P 500 E-Mini Index	June 2026	$36,189,653	$36,218,751	$29,098

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$3,860,528,870	$—	$—	$3,860,528,870
U.S. Government & Agency Obligations	—	664,644,882	—	664,644,882
Purchased Options	—	30,465,586	—	30,465,586
Short-Term Investments	83,203,112	—	—	83,203,112
Total Investments at Value	$3,943,731,982	$695,110,468	$—	$4,638,842,450
Other Financial Instruments:†
Futures Contracts	$29,098	$—	$—	$29,098

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.1%
Domestic Equity Investment Companies — 49.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,206,181	$223,136,930
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,161,634	36,358,684
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,578,947	24,757,893
Total Domestic Equity Investment Companies (cost $214,051,945)		284,253,507
Domestic Fixed Income Investment Companies — 22.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,409,777	61,597,954
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,621,791	67,939,577
Total Domestic Fixed Income Investment Companies (cost $133,446,736)		129,537,531
International Equity Investment Companies — 9.6%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $38,381,906)	3,120,780	54,800,897
Total Affiliated Investment Companies (cost $385,880,587)		468,591,935
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.9%
U.S. Government — 1.9%
United States Treasury Notes
4.63%, 09/15/2026(2) (cost $10,823,855)	$10,800,000	10,835,572
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/18/2026; Strike Price: $5,600.00; Counterparty: Goldman Sachs International) (cost $2,170,560)	336	237,661
Total Long-Term Investment Securities (cost $398,875,002)		479,665,168
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 15.7%
Unaffiliated Investment Companies — 15.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60%(3)	89,666,719	$89,666,719
T. Rowe Price Government Reserve Fund 3.72%(3)	1,249	1,249
Total Short-Term Investments (cost $89,667,968)		89,667,968
TOTAL INVESTMENTS (cost $488,542,970)	99.8%	569,333,136
Other assets less liabilities	0.2	1,303,788
NET ASSETS	100.0%	$570,636,924

#
The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust.
Additional information on the underlying Portfolios, including such portfolios’
prospectuses and shareholder reports are available on our website, https://
venerable.onlineprospectus.net/funds/sast_sst

†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of April 30, 2026.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
48	Long	E-Mini Russell 2000 Index	June 2026	$6,021,698	$6,738,720	$717,022
108	Long	MSCI EAFE Index	June 2026	15,873,554	16,448,940	575,386
229	Long	S&P 500 E-Mini Index	June 2026	76,955,592	82,940,937	5,985,345
27	Long	S&P Mid Cap 400 E-Mini Index	June 2026	9,083,359	9,858,240	774,881
						$8,052,634

						Unrealized (Depreciation)
13	Long	U.S. Treasury 10 Year Notes	June 2026	$1,473,183	$1,437,719	$(35,464)
10	Long	U.S. Treasury 2 Year Notes	June 2026	2,090,405	2,071,250	(19,155)
12	Long	U.S. Treasury 5 Year Notes	June 2026	1,316,645	1,294,031	(22,614)
4	Long	U.S. Treasury Long Bonds	June 2026	470,349	451,375	(18,974)
2	Long	U.S. Treasury Ultra Bonds	June 2026	240,878	230,063	(10,815)
						$(107,022)
		Net Unrealized Appreciation (Depreciation)				$7,945,612

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS  — April 30, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$468,591,935	$—	$—	$468,591,935
U.S. Government & Agency Obligations	—	10,835,572	—	10,835,572
Purchased Options	—	237,661	—	237,661
Short-Term Investments	89,667,968	—	—	89,667,968
Total Investments at Value	$558,259,903	$11,073,233	$—	$569,333,136
Other Financial Instruments:†
Futures Contracts	$8,052,634	$—	$—	$8,052,634
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$107,022	$—	$—	$107,022

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited)

Note 1 — Security Valuation
  In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
 Level 1 — Unadjusted quoted prices in active markets for identical securities
 Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”)
 Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
 Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
 The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
 The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of April 30, 2026, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
 As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
 Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
 Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
 Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
 Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
 Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Portfolios’ fair determinations may vary from fair value determinations made by other funds for the same securities.
 The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all portfolio investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Derivative Instruments
 Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
 Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
 Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
 Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
 Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Swap Contracts: Certain Portfolios may enter into contract for difference, credit default, inflation, interest rate, and total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
 Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter equity derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Portfolio attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Portfolio to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Portfolio. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss.
 CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
 Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
 Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

 Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
 Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Currency Swap Agreements:  Currency swap agreements are typically entered into to manage exposure to foreign currency exchange rate risk, interest rate risk, and/or to obtain exposure to non-U.S. currencies. Currency swaps involve an initial exchange of notional principal amounts in two different currencies, periodic payments of interest denominated in the respective currencies, and a final re-exchange of the notional principal amounts at maturity.
 The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payment made or received. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on negotiated rate structure in the two currencies at the inception of the contract. The terms of currency swap contracts may extend for many years. Currency swaps are usually negotiated with commercial and investment banks. Some Currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.
 Currency swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Total Return Swap Agreements: Total return swaps are equities contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
 The counterparty to a total return swap will typically be a bank, investment banking firm or broker/dealer. Total return swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the total return swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
 Therefore, the return to a Portfolio on any total return swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the total return swap contract had been invested in different stocks (or indices of stocks).
 A Portfolio will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an total return swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an total return swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
 Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

 Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio's Portfolio of Investments.
 Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
 Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
 Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
 Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
 The following table represents the Portfolio's objectives for using derivative instruments for the period ended April 30, 2026:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Currency Swap Contracts	Equity Swap Contracts
SA Emerging Markets Equity Index	5	-	-	-	-	-	-
SA Federated Hermes Corporate Bond	2	-	-	-	-	-	-
SA Fidelity Institutional AM Global Equities	5	-	-	-	-	-	-
SA Franklin Tactical Opportunities	5	-	-	-	-	-	-
SA Goldman Sachs Multi-Asset Insights	4	-	-	-	4	-	-
SA International Index	5	-	-	-	-	-	5
SA JPMorgan Diversified Balanced	2, 5	1	-	-	-	-	-
SA JPMorgan Emerging Markets	5	-	-	-	-	-	-
SA JPMorgan MFS Core Bond	2	-	-	-	-	-	-
SA Large Cap Growth Index	5	-	-	-	-	-	-
SA Large Cap Index	5	-	-	-	-	-	-
SA Large Cap Value Index	5	-	-	-	-	-	-
SA MFS Total Return	2	-	-	-	-	-	-
SA Mid Cap Index	5	-	-	-	-	-	5
SA PIMCO Global Bond Opportunities	2,5, 6, 7	1, 6, 7	2,5, 6, 7	2, 5, 6, 7	3, 5, 6	1, 6, 7	-
SA PIMCO RAE International Value	5	-	-	-	-	-	-
SA Putnam International Value	-	7	-	-	-	-	-
SA Schroders VCP Global Allocation	2, 5	7	5, 6	-	3, 5	-	-
SA Small Cap Index	5	-	-	-	-	-	5
SA T. Rowe Price Moderately Aggressive	2	1	-	-	3	-	-
SA T. Rowe Price VCP Balanced	2, 5, 6	-	5, 6	-	3	-	-

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Currency Swap Contracts	Equity Swap Contracts
SA VCP Dynamic Allocation	5, 6	-	5, 6	-	-	-	-
SA VCP Dynamic Strategy	5, 6	-	5, 6	-	-	-	-
SA VCP Index Allocation	5, 6	-	5, 6	-	-	-	-

(1)
 To manage foreign currency exchange rate risk.
(2)
 To manage interest rate risk and the duration of the portfolio.
(3)
 To manage credit risk.
(4)
 To manage against or gain exposure to certain securities and/or sectors.
(5)
 To manage exposures in certain securities markets.
(6)
 To manage portfolio risk.
(7)
 To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.
Note 3 — Transactions with Affiliates
 Transactions in shares of Underlying Portfolios and affiliated securities for the period ended April 30, 2026 are shown in the tables below.
SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2026
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$3,978,604	$25,905	$118,505	$23,680	$223,130	$4,132,814
SA Fixed Income Index Portfolio, Class 1	—	—	19,993,178	964,067	750,532	(154,496)	134,698	20,186,915
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	21,577,263	964,067	750,533	(30,665)	52,158	21,812,290
SA International Index Portfolio, Class 1	—	—	31,612,899	233,147	3,166,546	1,206,054	(730,781)	29,154,773
SA Large Cap Index Portfolio, Class 1	—	—	27,214,264	1,415,877	1,487,544	364,984	706,511	28,214,092
SA Mid Cap Index Portfolio, Class 1	—	—	5,659,876	43,175	297,508	62,985	274,402	5,742,930
SA Small Cap Index Portfolio, Class 1	—	—	2,432,435	17,270	179,003	45,316	117,609	2,433,627
	$—	$—	$112,468,519	$3,663,508	$6,750,171	$1,517,858	$777,727	$111,677,441

†	Includes reinvestment of distributions paid.

SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2026
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$6,431,727	$91,650	$449,355	$83,144	$291,344	$6,448,511
SA Fixed Income Index Portfolio, Class 1	—	—	11,821,668	960,796	573,514	(107,569)	94,095	12,195,475
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	13,002,130	960,796	573,514	(21,338)	33,114	13,401,188
SA International Index Portfolio, Class 1	—	—	36,381,527	586,562	3,095,867	1,137,745	(598,459)	34,411,508
SA Large Cap Index Portfolio, Class 1	—	—	32,961,120	1,849,902	2,396,125	570,049	719,776	33,704,722
SA Mid Cap Index Portfolio, Class 1	—	—	6,692,201	109,980	399,224	92,230	305,093	6,800,280
SA Small Cap Index Portfolio, Class 1	—	—	4,577,663	73,320	299,483	(20,215)	333,882	4,665,167
	$—	$—	$111,868,036	$4,633,006	$7,787,082	$1,734,046	$1,178,845	$111,626,851

†	Includes reinvestment of distributions paid.

SA Global Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2026
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$24,645,666	$443,137	$1,019,406	$418,314	$1,082,582	$25,570,293
SA Fixed Income Index Portfolio, Class 1	—	—	16,160,006	2,654,509	495,526	(83,198)	60,029	18,295,820
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	17,402,863	2,654,509	495,526	(19,772)	33,357	19,575,431
SA International Index Portfolio, Class 1	—	—	176,362,143	3,545,092	10,555,257	3,983,193	(1,241,975)	172,093,196

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

SA Global Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2026
SA Large Cap Index Portfolio, Class 1	$—	$—	$145,457,459	$7,913,328	$7,211,968	$2,366,275	$3,582,260	$152,107,354
SA Mid Cap Index Portfolio, Class 1	—	—	34,773,873	709,019	1,241,051	620,013	1,500,842	36,362,696
SA Small Cap Index Portfolio, Class 1	—	—	22,263,221	443,136	869,407	(57,773)	1,651,315	23,430,492
	$—	$—	$437,065,231	$18,362,730	$21,888,141	$7,227,052	$6,668,410	$447,435,282

†	Includes reinvestment of distributions paid.

SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2026
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$50,745,312	$1,806,101	$1,516,503	$(260,172)	$210,439	$50,985,177
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	55,207,124	1,906,101	1,516,503	(73,869)	128,798	55,651,651
SA International Index Portfolio, Class 1	—	—	30,725,862	213,737	4,698,160	2,068,779	(1,609,389)	26,700,829
SA Large Cap Index Portfolio, Class 1	—	—	117,451,549	3,795,559	4,344,289	2,109,011	2,582,184	121,594,014
SA Mid Cap Index Portfolio, Class 1	—	—	15,190,196	109,006	1,207,062	405,957	463,219	14,961,316
SA Small Cap Index Portfolio, Class 1	—	—	14,455,682	106,869	499,080	96,198	929,675	15,089,344
	$—	$—	$283,775,725	$7,937,373	$13,781,597	$4,345,904	$2,704,926	$284,982,331

†	Includes reinvestment of distributions paid.

SA Index Allocation 80/20 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2026
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$44,917,028	$2,964,284	$2,389,724	$(433,783)	$390,066	$45,447,871
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	50,228,133	2,964,284	2,389,724	(93,952)	143,382	50,852,123
SA International Index Portfolio, Class 1	—	—	85,248,450	440,473	11,682,873	4,256,633	(3,083,391)	75,179,292
SA Large Cap Index Portfolio, Class 1	—	—	279,086,230	5,724,038	14,880,741	6,017,778	4,742,550	280,689,855
SA Mid Cap Index Portfolio, Class 1	—	—	54,683,082	296,584	3,281,801	936,116	2,299,328	54,933,309
SA Small Cap Index Portfolio, Class 1	—	—	27,608,855	146,824	1,527,624	405,819	1,502,806	28,136,680
	$—	$—	$541,771,778	$12,536,487	$36,152,487	$11,088,611	$5,994,741	$535,239,130

†	Includes reinvestment of distributions paid.

SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2026
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$57,978,344	$7,571,550	$2,209,658	$(449,430)	$385,675	$63,276,481
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	64,078,516	7,571,552	2,209,658	(79,046)	139,874	69,501,238
SA International Index Portfolio, Class 1	—	—	324,876,899	357,755	33,848,289	12,476,273	(7,677,763)	296,184,875
SA Large Cap Index Portfolio, Class 1	—	—	886,202,660	13,817,812	35,832,382	15,588,747	19,228,091	899,004,928
SA Mid Cap Index Portfolio, Class 1	—	—	156,673,567	180,666	6,079,386	2,006,123	7,460,386	160,241,356
SA Small Cap Index Portfolio, Class 1	—	—	79,133,598	89,438	2,862,072	1,045,040	4,553,841	81,959,845
	$—	$—	$1,568,943,584	$29,588,773	$83,041,445	$30,587,707	$24,090,104	$1,570,168,723

†	Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2026
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$126,077,187	$3,022,328	$5,862,133	$(506,509)	$1,642,306	$124,373,179
SA Columbia Focused Value Portfolio, Class 1	—	—	159,008,013	28,069	7,369,539	1,610,668	4,877,406	158,154,617
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	430,364,339	23,084,846	22,276,107	(3,347,901)	1,933,446	429,758,623
SA Multi-Managed International Equity Portfolio, Class 1	—	—	135,290,213	22,966	6,029,623	1,149,586	(92,048)	130,341,094
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	136,072,895	16,587	16,354,728	401,558	2,936,814	123,073,126
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	151,585,046	22,966	12,029,623	(2,201,511)	6,334,688	143,711,566
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	65,368,897	10,207	2,679,832	(2,149,961)	3,557,664	64,106,975
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	111,166,926	16,586	4,354,728	322,093	5,439,966	112,590,843
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	50,143,919	7,654	2,009,874	(347,619)	3,744,518	51,538,598
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	287,024,792	49,759	13,064,183	(1,358,942)	7,064,025	279,715,451
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	12,454,188	3,828	1,004,937	56,216	529,666	12,038,961
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	28,671,612	3,827	1,004,937	267,279	1,490,109	29,427,890
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	215,559,868	14,039,552	10,384,351	(1,304,906)	856,310	218,766,473
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	157,473,459	22,328	17,862,133	2,510,562	1,803,457	143,947,673
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	123,896,573	22,328	5,862,133	1,140,821	(1,201,769)	117,995,820
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	45,658,122	10,207	2,679,832	(511,183)	5,803,193	48,280,507
SA Fixed Income Index Portfolio, Class 1	—	—	82,931,637	3,026,794	7,034,560	(331,418)	238,099	78,830,552
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	106,872,862	18,499	4,857,196	(148,028)	261,819	102,147,956
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	223,048,922	35,724	15,379,413	2,305,994	5,884,802	215,896,029
SA Franklin Small Company Value Portfolio, Class 1	—	—	71,405,801	11,483	3,014,811	985,168	2,742,756	72,130,397
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	169,507,322	34,448	9,044,434	3,682,538	851,827	165,031,701
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	150,937,027	26,794	7,034,560	1,110,606	7,384,937	152,424,804
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	380,885,967	29,071,450	18,758,827	(4,316,931)	3,540,240	390,421,899
SA International Index Portfolio, Class 1	—	—	123,696,832	23,603	6,197,112	2,761,210	(790,560)	119,493,973
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	97,226,837	15,311	4,019,749	1,319,953	8,445,057	102,987,409
SA Janus Focused Growth Portfolio, Class 1	—	—	159,755,288	29,345	7,704,518	(1,926,705)	5,247,159	155,400,569
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	32,189,232	6,379	1,674,895	465,666	1,098,139	32,084,521
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	159,671,830	20,414	15,859,665	(2,012,912)	8,647,560	150,467,227
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	169,236,857	34,448	9,044,434	(92,909)	2,734,993	162,868,955
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	558,967,537	18,099,518	26,128,366	(2,925,704)	2,907,898	550,920,883
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	92,435,626	16,587	4,354,728	(1,810,269)	2,948,428	89,235,644
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	49,577,948	9,569	2,512,343	44,050	225,011	47,344,235
SA Large Cap Growth Index Portfolio, Class 1	—	—	388,130,158	68,259	17,921,379	6,582,853	10,556,538	387,416,429
SA Large Cap Index Portfolio, Class 1	—	—	862,733,006	135,243	55,507,779	24,874,909	7,781,836	840,017,215
SA Large Cap Value Index Portfolio, Class 1	—	—	314,552,918	56,138	14,739,078	2,229,623	7,427,922	309,527,523
SA MFS Large Cap Growth, Class 1	—	—	272,430,343	37,001	29,714,392	10,911,988	(5,771,830)	247,893,110
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	123,312,434	20,414	8,859,665	(1,494,903)	3,770,981	116,749,261
SA Mid Cap Index Portfolio, Class 1	—	—	56,609,945	9,569	2,512,343	871,651	2,530,721	57,509,543
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	113,234,970	19,775	5,192,175	495,851	2,785,884	111,344,305
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	18,690,318	3,190	837,448	(222,761)	(86,026)	17,547,273
SA PIMCO RAE International Value Portfolio, Class 1	—	—	45,939,954	7,656	2,009,874	854,195	1,505,127	46,297,058
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	44,516,188	7,018	1,842,385	(35,302)	277,471	42,922,990
SA Putnam International Value Portfolio, Class 1	—	—	70,257,700	11,482	3,014,811	613,767	1,222,892	69,091,030
SA Small Cap Index Portfolio, Class 1	—	—	46,996,805	7,655	2,009,874	445,073	2,853,484	48,293,143
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	158,965,104	28,069	7,369,539	(791,261)	7,891,074	158,723,447
	$—	$—	$7,380,533,417	$91,275,873	$424,979,046	$40,176,243	$141,833,990	$7,228,840,477

†	Includes reinvestment of distributions paid.

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2026
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$44,058,095	$1,000,000	$2,200,144	$(346,139)	$740,689	$43,252,501
SA Columbia Focused Value Portfolio, Class 1	—	—	108,367,151	5,000,000	5,739,509	(505,638)	4,904,097	112,026,101
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	121,816,492	14,000,000	7,557,019	(1,286,173)	811,106	127,784,406
SA Multi-Managed International Equity Portfolio, Class 1	—	—	61,741,139	—	2,678,437	481,579	(6,983)	59,537,298
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	63,001,628	—	2,104,487	441,499	1,413,692	62,752,332

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2026
SA Multi-Managed Large Cap Value Portfolio, Class 1	$—	$—	$107,565,161	$—	$7,782,923	$(1,531,653)	$4,385,103	$102,635,688
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	48,825,575	—	2,391,461	(1,578,980)	2,610,119	47,465,253
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	37,914,896	—	1,626,194	425,327	1,530,230	38,244,259
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	54,007,412	—	2,487,120	(904,955)	4,534,793	55,150,130
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	127,283,949	12,000,000	6,696,093	(1,790,987)	4,724,081	135,520,950
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	68,874,333	—	3,539,364	(1,797,554)	5,101,008	68,638,423
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	19,042,203	—	573,951	150,553	1,018,798	19,637,603
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	81,741,161	7,000,000	4,400,289	(687,779)	505,732	84,158,825
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	76,976,575	—	3,826,339	625,151	1,597,488	75,372,875
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	60,786,884	—	3,156,729	(253,301)	198,044	57,574,898
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	23,810,126	—	1,530,536	(298,400)	3,043,953	25,025,143
SA Fixed Income Index Portfolio, Class 1	—	—	32,887,036	—	2,678,437	(391,518)	368,295	30,185,376
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	39,277,227	—	1,913,170	(80,725)	122,097	37,405,429
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	158,728,235	—	15,270,043	(991,886)	6,681,090	149,147,396
SA Franklin Small Company Value Portfolio, Class 1	—	—	27,033,394	—	1,147,902	(326,154)	1,733,059	27,292,397
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	109,252,055	6,000,000	6,313,459	1,387,573	1,712,214	112,038,383
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	122,614,015	—	9,548,191	476,115	6,288,069	119,830,008
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	122,951,144	14,000,000	7,174,385	(1,390,525)	1,103,163	129,489,397
SA International Index Portfolio, Class 1	—	—	86,785,856	—	4,495,948	1,025,867	339,604	83,655,379
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	21,674,989	—	1,052,243	343,075	1,813,975	22,779,796
SA Janus Focused Growth Portfolio, Class 1	—	—	94,047,633	—	14,826,339	(2,934,326)	4,243,175	80,530,143
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	12,778,124	—	1,052,243	234,997	361,336	12,322,214
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	118,683,755	—	28,208,972	(4,852,316)	9,432,130	95,054,597
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	180,382,390	—	22,313,459	(4,106,398)	6,547,050	160,509,583
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	186,992,100	14,000,000	10,331,114	(1,514,031)	1,427,108	190,574,063
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	41,940,270	—	2,200,144	(958,925)	1,461,452	40,242,653
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	15,457,272	—	860,926	24,565	59,059	14,679,970
SA Large Cap Growth Index Portfolio, Class 1	—	—	183,392,734	7,000,000	8,991,896	3,286,265	5,017,880	189,704,983
SA Large Cap Index Portfolio, Class 1	—	—	504,590,904	—	24,488,568	12,326,567	7,043,404	499,472,307
SA Large Cap Value Index Portfolio, Class 1	—	—	233,617,564	6,000,000	11,765,991	1,432,941	5,781,827	235,066,341
SA MFS Large Cap Growth, Class 1	—	—	121,276,160	—	19,974,241	7,329,348	(5,386,656)	103,244,611
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	110,494,206	—	13,635,021	(2,214,094)	4,092,992	98,738,083
SA Mid Cap Index Portfolio, Class 1	—	—	37,165,341	—	1,913,170	640,386	1,576,981	37,469,538
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	42,319,587	—	2,200,145	(225,373)	1,434,690	41,328,759
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	11,511,933	—	478,293	(123,146)	(67,792)	10,842,702
SA PIMCO RAE International Value Portfolio, Class 1	—	—	49,747,242	—	2,200,144	427,153	2,124,593	50,098,844
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	21,780,044	—	669,609	(17,065)	136,443	21,229,813
SA Putnam International Value Portfolio, Class 1	—	—	80,264,420	—	3,635,021	754,096	1,330,794	78,714,289
SA Small Cap Index Portfolio, Class 1	—	—	21,544,132	—	1,052,244	190,906	1,308,181	21,990,975
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	48,541,005	5,000,000	3,635,022	565,541	1,642,632	52,114,156
	$—	$—	$3,943,543,547	$91,000,000	$282,316,935	$1,461,463	$106,840,795	$3,860,528,870

†	Includes reinvestment of distributions paid.

SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2026
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$60,948,291	$2,701,652	$1,992,476	$(311,813)	$252,300	$61,597,954
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	67,063,337	2,801,653	1,992,476	(96,357)	163,420	67,939,577
SA International Index Portfolio, Class 1	—	—	62,134,689	269,333	8,478,996	4,072,948	(3,197,077)	54,800,897
SA Large Cap Index Portfolio, Class 1	—	—	216,795,805	4,710,537	7,074,794	2,349,631	6,355,751	223,136,930
SA Mid Cap Index Portfolio, Class 1	—	—	36,548,257	163,754	2,481,630	1,259,140	869,163	36,358,684
SA Small Cap Index Portfolio, Class 1	—	—	23,769,435	107,734	811,599	230,173	1,462,150	24,757,893
	$—	$—	$467,259,814	$10,754,663	$22,831,971	$7,503,722	$5,905,707	$468,591,935

†	Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2026 — (unaudited) — (continued)

 Additional information is available in the Trust’s Annual and Semiannual financial statements which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.